UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-58431

Name of Registrant:	Vanguard Valley Forge Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2021—December 31, 2021

Item 1: Reports to Shareholders

Annual Report  |  December 31, 2021
Vanguard Balanced Index Fund

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	For the 12 months ended December 31, 2021, Vanguard Balanced Index Fund returned 14.09% for Investor Shares, 14.22% for Admiral Shares, and 14.20% for Institutional Shares. The fund’s composite benchmark returned 14.28%.
•	The U.S. economy continued to heal over the 12 months. Vaccination programs started rolling out shortly after the period began, helping some of the hardest-hit sectors such as hospitality, leisure, and travel begin to rebound, and more workers returned to the labor force.
•	U.S. stocks performed strongly even with the spread of new COVID-19 variants, a surge in inflation, and Federal Reserve monetary policy turning less accommodative, while bond yields ended the period higher.
•	The fund, which invests about 60% of its assets in stocks and about 40% in bonds, posted a return different from that of its composite benchmark in part because of differences in the timing for rebalancing its assets to their target allocations.
•	The benchmark for the fund’s stock allocation, the CRSP US Total Market Index, returned 25.72%. The benchmark for the fund’s bond allocation, the Bloomberg U.S. Aggregate Float Adjusted Index, returned –1.58%.
•	Over the decade ended December 31, the fund’s average annual return was about 11%, close to the 11.19% return of its composite benchmark.
Market Barometer
	Average Annual Total Returns Periods Ended December 31, 2021
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	26.45%	26.21%	18.43%
Russell 2000 Index (Small-caps)	14.82	20.02	12.02
Russell 3000 Index (Broad U.S. market)	25.66	25.79	17.97
FTSE All-World ex US Index (International)	8.36	13.66	9.89
Bonds
Bloomberg U.S. Aggregate Bond Index (Broad taxable market)	-1.54%	4.79%	3.57%
Bloomberg Municipal Bond Index (Broad tax-exempt market)	1.52	4.73	4.17
FTSE Three-Month U.S. Treasury Bill Index	0.05	0.95	1.11
CPI
Consumer Price Index	7.04%	3.53%	2.92%

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended December 31, 2021
	Beginning Account Value 6/30/2021	Ending Account Value 12/31/2021	Expenses Paid During Period
Based on Actual Fund Return
Balanced Index Fund
Investor Shares	$1,000.00	$1,054.10	$0.93
Admiral™ Shares	1,000.00	1,054.70	0.36
Institutional Shares	1,000.00	1,054.70	0.31
Based on Hypothetical 5% Yearly Return
Balanced Index Fund
Investor Shares	$1,000.00	$1,024.30	$0.92
Admiral Shares	1,000.00	1,024.85	0.36
Institutional Shares	1,000.00	1,024.90	0.31
The calculations are based on expenses incurred in the most recent six-month period. The fund's annualized six-month expense ratios for that period are 0.18% for Investor Shares, 0.07% for Admiral Shares, and 0.06% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).

Balanced Index Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2011, Through December 31, 2021
Initial Investment of $10,000
		Average Annual Total Returns Periods Ended December 31, 2021
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Balanced Index Fund Investor Shares	14.09%	12.24%	10.85%	$28,006
Balanced Composite Index	14.28	12.60	11.19	28,874
Bloomberg U.S. Aggregate Float Adjusted Index	-1.58	3.64	2.94	13,356
Spliced Total Stock Market Index	25.72	18.00	16.31	45,289
Balanced Composite Index: Weighted 60% MSCI US Broad Market Index and 40% Bloomberg U.S. Aggregate Float Adjusted Index through January 14, 2013, and 60% CRSP US Total Market Index and 40% Bloomberg U.S. Aggregate Float Adjusted Index thereafter.
Spliced Total Stock Market Index: MSCI US Broad Market Index through June 2, 2013, and CRSP US Total Market Index thereafter.
See Financial Highlights for dividend and capital gains information.

Balanced Index Fund
		Average Annual Total Returns Periods Ended December 31, 2021
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Balanced Index Fund Admiral Shares	14.22%	12.37%	10.99%	$28,360
Balanced Composite Index	14.28	12.60	11.19	28,874
Bloomberg U.S. Aggregate Float Adjusted Index	-1.58	3.64	2.94	13,356
Spliced Total Stock Market Index	25.72	18.00	16.31	45,289

	One Year	Five Years	Ten Years	Final Value of a $5,000,000 Investment
Balanced Index Fund Institutional Shares	14.20%	12.37%	11.00%	$14,193,355
Balanced Composite Index	14.28	12.60	11.19	14,436,864
Bloomberg U.S. Aggregate Float Adjusted Index	-1.58	3.64	2.94	6,677,759
Spliced Total Stock Market Index	25.72	18.00	16.31	22,644,332

Balanced Index Fund
Fund Allocation
As of December 31, 2021
Asset-Backed/Commercial Mortgage-Backed Securities	0.9%
Common Stocks	62.3
Corporate Bonds	10.7
Preferred Stocks	0.0
Sovereign Bonds	1.4
Taxable Municipal Bonds	0.3
U.S. Government and Agency Obligations	24.4
The table reflects the fund’s investments, except for short-term investments and derivatives. The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.

Balanced Index Fund
Financial Statements
Schedule of Investments
As of December 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (61.1%)
Basic Materials (1.2%)
	Linde plc	395,912	137,156
	Air Products and Chemicals Inc.	171,563	52,200
	Freeport-McMoRan Inc.	1,136,596	47,430
	Ecolab Inc.	199,661	46,838
	Newmont Corp.	618,636	38,368
	Dow Inc.	569,188	32,284
	International Flavors & Fragrances Inc.	194,291	29,270
	Fastenal Co.	443,019	28,380
	Nucor Corp.	221,100	25,239
	Albemarle Corp.	91,255	21,333
	LyondellBasell Industries NV Class A	203,649	18,783
	Celanese Corp.	83,928	14,105
	International Paper Co.	298,285	14,013
	Avery Dennison Corp.	63,603	13,774
	Eastman Chemical Co.	105,625	12,771
	CF Industries Holdings Inc.	166,475	11,783
	Mosaic Co.	287,150	11,282
	FMC Corp.	98,415	10,815
	Steel Dynamics Inc.	145,988	9,061
	Alcoa Corp.	146,400	8,723
	Reliance Steel & Aluminum Co.	48,740	7,907
*	Cleveland-Cliffs Inc.	349,991	7,619
	Olin Corp.	111,446	6,410
	Royal Gold Inc.	51,721	5,442
	Huntsman Corp.	151,313	5,278
	Valvoline Inc.	139,534	5,203
	Scotts Miracle-Gro Co.	29,878	4,810
*	RBC Bearings Inc.	22,318	4,508
	Ashland Global Holdings Inc.	41,050	4,419
	United States Steel Corp.	184,243	4,387
	Balchem Corp.	25,816	4,353
	Chemours Co.	127,579	4,282
	UFP Industries Inc.	46,235	4,254
		Shares	Market Value• ($000)
	Element Solutions Inc.	168,379	4,088
	Avient Corp.	72,523	4,058
	Timken Co.	55,105	3,818
*	Univar Solutions Inc.	134,313	3,808
*	Hexcel Corp.	67,317	3,487
	Commercial Metals Co.	94,361	3,424
	Sensient Technologies Corp.	32,733	3,275
*	MP Materials Corp.	69,061	3,137
*	Livent Corp.	127,674	3,113
	Quaker Chemical Corp.	11,035	2,547
*	Arconic Corp.	76,237	2,517
	Cabot Corp.	44,156	2,482
	Mueller Industries Inc.	41,401	2,458
	Westlake Chemical Corp.	25,122	2,440
*	Ingevity Corp.	32,591	2,337
	Hecla Mining Co.	427,152	2,230
	NewMarket Corp.	6,478	2,220
	Boise Cascade Co.	30,705	2,186
	Tronox Holdings plc Class A	87,714	2,108
	Stepan Co.	16,746	2,081
	Minerals Technologies Inc.	26,839	1,963
	Innospec Inc.	19,761	1,785
	Worthington Industries Inc.	27,489	1,503
	GrafTech International Ltd.	124,800	1,476
	Materion Corp.	15,393	1,415
	Compass Minerals International Inc.	27,193	1,389
	Kaiser Aluminum Corp.	13,151	1,235
*	GCP Applied Technologies Inc.	37,443	1,185
	AdvanSix Inc.	23,829	1,126
*	Kraton Corp.	23,122	1,071
	Schnitzer Steel Industries Inc. Class A	18,601	966
*	Energy Fuels Inc.	120,446	919
*	Coeur Mining Inc.	172,147	868
*	Amyris Inc.	148,400	803

Balanced Index Fund
		Shares	Market Value• ($000)
*	Sylvamo Corp.	27,862	777
	Schweitzer-Mauduit International Inc.	25,778	771
*	Century Aluminum Co.	43,070	713
	Hawkins Inc.	17,498	690
	Carpenter Technology Corp.	22,797	665
*	Uranium Energy Corp.	191,943	643
	Verso Corp. Class A	22,685	613
	Resolute Forest Products Inc.	37,600	574
*	TimkenSteel Corp.	34,305	566
*	Koppers Holdings Inc.	17,410	545
*	Clearwater Paper Corp.	14,637	537
	Neenah Inc.	11,328	524
	Glatfelter Corp.	29,983	516
*	US Silica Holdings Inc.	53,800	506
*	Unifi Inc.	16,177	374
	Omega Flex Inc.	2,737	347
	Ryerson Holding Corp.	12,967	338
	American Vanguard Corp.	19,365	317
*	Intrepid Potash Inc.	7,428	317
*	Zymergen Inc.	41,700	279
*	Rayonier Advanced Materials Inc.	44,700	255
	Haynes International Inc.	6,067	245
*	LSB Industries Inc.	21,677	240
*	Gatos Silver Inc.	22,900	238
*	Northwest Pipe Co.	7,317	233
*	Origin Materials Inc.	23,804	154
*	Alto Ingredients Inc.	31,856	153
	Olympic Steel Inc.	6,373	150
*	Ur-Energy Inc.	114,960	140
	Northern Technologies International Corp.	5,764	88
	Tredegar Corp.	7,146	84
	Culp Inc.	7,359	70
*	Universal Stainless & Alloy Products Inc.	7,442	59
*	Marrone Bio Innovations Inc.	77,379	56
*	NN Inc.	10,564	43
	Eastern Co.	1,347	34
	United-Guardian Inc.	2,067	34
	Friedman Industries Inc.	2,625	25
	Chicago Rivet & Machine Co.	710	19
*	Solitario Zinc Corp.	21,690	11
*	Ampco-Pittsburgh Corp.	1,874	9
*	United States Antimony Corp.	19,099	9
*	US Gold Corp.	708	6
*	Hycroft Mining Holding Corp.	5,010	3
		Shares	Market Value• ($000)
*	Paramount Gold Nevada Corp.	1,148	1
*	Golden Minerals Co.	648	—
*,1	Partners LP CVR	2,730	—
			740,969
Consumer Discretionary (9.7%)
*	Amazon.com Inc.	333,119	1,110,732
*	Tesla Inc.	620,870	656,123
	Home Depot Inc.	806,645	334,766
*	Walt Disney Co.	1,404,749	217,582
*	Netflix Inc.	342,384	206,266
	Costco Wholesale Corp.	341,912	194,103
	NIKE Inc. Class B	987,282	164,550
	Walmart Inc.	1,077,996	155,975
	McDonald's Corp.	577,471	154,803
	Lowe's Cos. Inc.	520,399	134,513
	Starbucks Corp.	906,573	106,042
	Target Corp.	369,637	85,549
*	Booking Holdings Inc.	31,763	76,207
	TJX Cos. Inc.	882,199	66,977
	Estee Lauder Cos. Inc. Class A	170,786	63,225
	Ford Motor Co.	3,037,679	63,093
*	General Motors Co.	1,010,003	59,216
*	Uber Technologies Inc.	1,114,925	46,749
	Dollar General Corp.	179,986	42,446
*	Airbnb Inc. Class A	254,704	42,406
	Activision Blizzard Inc.	602,407	40,078
*	O'Reilly Automotive Inc.	52,107	36,800
*	Chipotle Mexican Grill Inc.	20,659	36,117
*	Lululemon Athletica Inc.	91,685	35,890
*	Aptiv plc	209,169	34,502
*	AutoZone Inc.	16,234	34,033
*	Hilton Worldwide Holdings Inc.	216,359	33,750
*	Marriott International Inc. Class A	203,213	33,579
	Yum! Brands Inc.	227,411	31,578
	Ross Stores Inc.	274,572	31,378
*	Trade Desk Inc. Class A	338,540	31,024
	eBay Inc.	460,634	30,632
	Electronic Arts Inc.	219,265	28,921
	DR Horton Inc.	250,355	27,151
*	Copart Inc.	166,036	25,174
	Lennar Corp. Class A	215,237	25,002
*	Dollar Tree Inc.	174,034	24,455
*	ROBLOX Corp. Class A	224,850	23,196
*	Etsy Inc.	98,771	21,625
	Tractor Supply Co.	88,210	21,047
*	Expedia Group Inc.	112,024	20,245
*	Southwest Airlines Co.	459,195	19,672
*	Delta Air Lines Inc.	497,435	19,440
	VF Corp.	262,861	19,247

Balanced Index Fund
		Shares	Market Value• ($000)
*	Ulta Beauty Inc.	41,954	17,299
	Best Buy Co. Inc.	170,237	17,296
	Pool Corp.	29,720	16,822
*	CarMax Inc.	125,806	16,384
	Garmin Ltd.	120,000	16,340
*	Take-Two Interactive Software Inc.	89,438	15,895
	Domino's Pizza Inc.	28,098	15,857
	Genuine Parts Co.	110,224	15,453
*	Carvana Co.	65,706	15,230
*	NVR Inc.	2,564	15,150
	Darden Restaurants Inc.	100,334	15,114
*	Burlington Stores Inc.	51,629	15,050
*	Caesars Entertainment Inc.	155,645	14,557
*	Rivian Automotive Inc. Class A	136,064	14,108
	MGM Resorts International	310,681	13,943
	ViacomCBS Inc. Class B	457,036	13,793
	Bath & Body Works Inc.	193,640	13,514
*	Live Nation Entertainment Inc.	112,710	13,490
*	Royal Caribbean Cruises Ltd.	169,727	13,052
*	Carnival Corp.	648,127	13,040
*	Las Vegas Sands Corp.	326,783	12,300
*,2	Lucid Group Inc.	317,897	12,096
	Omnicom Group Inc.	163,425	11,974
	LKQ Corp.	193,879	11,639
	Advance Auto Parts Inc.	48,280	11,581
	Interpublic Group of Cos. Inc.	306,440	11,476
*	United Airlines Holdings Inc.	251,462	11,009
*	Wayfair Inc. Class A	57,729	10,967
	Whirlpool Corp.	46,663	10,950
*,2	AMC Entertainment Holdings Inc. Class A	400,400	10,891
	PulteGroup Inc.	187,028	10,691
	Hasbro Inc.	102,356	10,418
	Vail Resorts Inc.	31,448	10,312
*	Floor & Decor Holdings Inc. Class A	77,808	10,116
	Williams-Sonoma Inc.	56,344	9,529
	Fox Corp. Class A	248,903	9,185
*	Lyft Inc. Class A	214,918	9,183
*	American Airlines Group Inc.	509,099	9,143
*	Five Below Inc.	43,406	8,980
	Tapestry Inc.	215,043	8,731
	Service Corp. International	120,427	8,549
*	SiteOne Landscape Supply Inc.	34,790	8,429
	Lear Corp.	45,506	8,325
	BorgWarner Inc.	183,363	8,264
		Shares	Market Value• ($000)
*	Liberty Media Corp.-Liberty Formula One Class C	126,132	7,977
*	Peloton Interactive Inc. Class A	218,855	7,826
*	Deckers Outdoor Corp.	21,254	7,786
*	GameStop Corp. Class A	50,600	7,509
*	Capri Holdings Ltd.	114,401	7,426
	Aramark	199,744	7,361
*	BJ's Wholesale Club Holdings Inc.	106,704	7,146
	Tempur Sealy International Inc.	150,180	7,063
*	RH	13,062	7,000
	News Corp. Class A	313,485	6,994
*	Wynn Resorts Ltd.	81,051	6,893
	Lithia Motors Inc. Class A	23,176	6,882
	Churchill Downs Inc.	27,335	6,585
	Wyndham Hotels & Resorts Inc.	73,026	6,547
	Toll Brothers Inc.	89,636	6,489
	Newell Brands Inc.	295,416	6,452
*	DraftKings Inc. Class A	232,573	6,389
*	Penn National Gaming Inc.	122,492	6,351
	Gentex Corp.	177,567	6,188
	Macy's Inc.	234,551	6,141
*	Norwegian Cruise Line Holdings Ltd.	290,754	6,030
*	Bright Horizons Family Solutions Inc.	47,537	5,984
	PVH Corp.	55,919	5,964
*	Avis Budget Group Inc.	28,723	5,956
*	Mattel Inc.	274,615	5,921
*	Discovery Inc. Class C	257,953	5,907
*	Planet Fitness Inc. Class A	64,688	5,859
	Rollins Inc.	169,930	5,813
	Nielsen Holdings plc	277,896	5,700
	Kohl's Corp.	114,920	5,676
*	Fox Factory Holding Corp.	33,297	5,664
*	Crocs Inc.	43,954	5,636
	New York Times Co. Class A	111,908	5,405
	Marriott Vacations Worldwide Corp.	31,792	5,372
*	IAA Inc.	105,223	5,326
*	Zynga Inc. Class A	813,587	5,207
*	YETI Holdings Inc.	61,224	5,071
	Dick's Sporting Goods Inc.	43,657	5,020
	Polaris Inc.	45,374	4,987
*	Alaska Air Group Inc.	95,519	4,977
	AMERCO	6,790	4,931

Balanced Index Fund
		Shares	Market Value• ($000)
*	Liberty Media Corp.-Liberty SiriusXM Class C	96,759	4,920
*	Scientific Games Corp.	72,093	4,818
*	Goodyear Tire & Rubber Co.	223,247	4,760
*	Helen of Troy Ltd.	19,027	4,652
*	Skechers USA Inc. Class A	106,231	4,610
	Hanesbrands Inc.	273,235	4,568
	Texas Roadhouse Inc. Class A	51,070	4,560
	Nexstar Media Group Inc. Class A	30,185	4,557
	Choice Hotels International Inc.	28,885	4,506
	Harley-Davidson Inc.	118,995	4,485
*	AutoNation Inc.	38,354	4,482
*	Terminix Global Holdings Inc.	94,771	4,286
	Thor Industries Inc.	40,441	4,197
	Ralph Lauren Corp.	34,698	4,124
*	Liberty Media Corp.-Liberty SiriusXM Class A	80,581	4,098
	Wingstop Inc.	23,709	4,097
*	Boyd Gaming Corp.	62,414	4,092
[2]	Sirius XM Holdings Inc.	638,303	4,053
	Leggett & Platt Inc.	98,288	4,046
	Fox Corp. Class B	116,981	4,009
	Murphy USA Inc.	19,794	3,944
*	Victoria's Secret & Co.	69,613	3,866
	Travel + Leisure Co.	69,851	3,861
	Gap Inc.	217,800	3,844
*	Endeavor Group Holdings Inc. Class A	108,117	3,772
*	Hilton Grand Vacations Inc.	71,892	3,746
*	Chewy Inc. Class A	63,269	3,731
*	Under Armour Inc. Class A	174,609	3,700
*	Meritage Homes Corp.	29,258	3,571
	Foot Locker Inc.	81,503	3,556
*	JetBlue Airways Corp.	246,521	3,510
*	Hyatt Hotels Corp. Class A	35,966	3,449
	Wendy's Co.	140,277	3,346
	Signet Jewelers Ltd.	38,400	3,342
*	Skyline Champion Corp.	41,920	3,311
	TEGNA Inc.	177,829	3,301
*,2	QuantumScape Corp. Class A	148,781	3,301
*	Taylor Morrison Home Corp. Class A	93,727	3,277
	Carter's Inc.	31,961	3,235
	Papa John's International Inc.	24,176	3,227
		Shares	Market Value• ($000)
	Warner Music Group Corp. Class A	74,519	3,218
*	Chegg Inc.	104,794	3,217
	H&R Block Inc.	133,731	3,151
*	National Vision Holdings Inc.	65,404	3,139
*	Academy Sports & Outdoors Inc.	70,015	3,074
*	Asbury Automotive Group Inc.	17,704	3,058
	American Eagle Outfitters Inc.	119,546	3,027
	KB Home	67,141	3,003
	LCI Industries	18,968	2,957
*	Sonos Inc.	96,773	2,884
	Steven Madden Ltd.	61,562	2,861
*	Leslie's Inc.	120,275	2,846
*	Boot Barn Holdings Inc.	23,076	2,839
*,2	Luminar Technologies Inc. Class A	164,987	2,790
*	Liberty Media Corp.-Liberty Formula One Class A	46,699	2,771
*	LGI Homes Inc.	17,596	2,718
*	Grand Canyon Education Inc.	31,598	2,708
*	Coty Inc. Class A	257,567	2,704
	Group 1 Automotive Inc.	13,660	2,667
*	Madison Square Garden Sports Corp.	15,240	2,648
*	Discovery Inc. Class A	112,468	2,647
*	Tri Pointe Homes Inc.	93,277	2,601
	Dana Inc.	112,670	2,571
*	Callaway Golf Co.	93,414	2,563
*	SeaWorld Entertainment Inc.	39,185	2,542
*	Ollie's Bargain Outlet Holdings Inc.	49,438	2,531
*	Six Flags Entertainment Corp.	59,169	2,519
*	Frontdoor Inc.	68,663	2,516
	Columbia Sportswear Co.	25,724	2,507
	Cracker Barrel Old Country Store Inc.	19,343	2,488
	MDC Holdings Inc.	44,459	2,482
*	Visteon Corp.	22,167	2,464
*	Dorman Products Inc.	21,676	2,450
*	Gentherm Inc.	27,223	2,366
	Penske Automotive Group Inc.	21,657	2,322
*	Allegiant Travel Co.	11,982	2,241
	Red Rock Resorts Inc. Class A	40,727	2,240
*	Under Armour Inc. Class C	123,193	2,222

Balanced Index Fund
		Shares	Market Value• ($000)
	Rent-A-Center Inc.	46,212	2,220
*	Sabre Corp.	256,400	2,202
	Rush Enterprises Inc. Class A	38,835	2,161
*	Shake Shack Inc. Class A	29,830	2,153
*	TripAdvisor Inc.	78,779	2,148
	Kontoor Brands Inc.	40,491	2,075
*	Figs Inc. Class A	74,763	2,060
*	Vista Outdoor Inc.	44,616	2,055
	News Corp. Class B	90,502	2,036
*	Cavco Industries Inc.	6,408	2,035
	Qurate Retail Inc. Class A	266,634	2,026
*	PROG Holdings Inc.	44,128	1,991
	Winnebago Industries Inc.	26,359	1,975
	Graham Holdings Co. Class B	3,134	1,974
*	Overstock.com Inc.	33,041	1,950
*	Nordstrom Inc.	85,641	1,937
	Wolverine World Wide Inc.	66,866	1,926
*	Coursera Inc.	78,301	1,914
	Century Communities Inc.	23,127	1,892
	John Wiley & Sons Inc. Class A	32,872	1,883
	World Wrestling Entertainment Inc. Class A	38,021	1,876
*	Spirit Airlines Inc.	85,301	1,864
*,2	Fisker Inc.	117,100	1,842
	MillerKnoll Inc.	46,289	1,814
*	Knowles Corp.	74,153	1,731
*	Sally Beauty Holdings Inc.	93,417	1,724
*	iHeartMedia Inc. Class A	81,059	1,705
*	Revolve Group Inc. Class A	29,900	1,676
*	Houghton Mifflin Harcourt Co.	103,100	1,660
*	Abercrombie & Fitch Co. Class A	47,338	1,649
*	ODP Corp.	39,451	1,550
	Levi Strauss & Co. Class A	61,847	1,548
*	Cardlytics Inc.	23,301	1,540
*	KAR Auction Services Inc.	97,587	1,524
*	iRobot Corp.	23,096	1,522
*	SkyWest Inc.	38,575	1,516
*	Bloomin' Brands Inc.	71,500	1,500
	HNI Corp.	35,491	1,492
*	Cheesecake Factory Inc.	37,695	1,476
*	Urban Outfitters Inc.	49,242	1,446
	Monro Inc.	24,603	1,434
		Shares	Market Value• ($000)
*	Everi Holdings Inc.	66,989	1,430
*	M/I Homes Inc.	22,855	1,421
	Jack in the Box Inc.	16,056	1,405
*	Sleep Number Corp.	18,237	1,397
	Inter Parfums Inc.	12,887	1,378
*	Cinemark Holdings Inc.	84,330	1,359
	Oxford Industries Inc.	13,227	1,343
*	Driven Brands Holdings Inc.	39,765	1,337
	Acushnet Holdings Corp.	25,050	1,330
*	Madison Square Garden Entertainment Corp.	18,682	1,314
*	Brinker International Inc.	35,325	1,293
*	elf Beauty Inc.	38,814	1,289
	La-Z-Boy Inc.	35,433	1,287
*	ACV Auctions Inc. Class A	68,008	1,281
	Franchise Group Inc.	24,078	1,256
	PriceSmart Inc.	17,082	1,250
*	Dave & Buster's Entertainment Inc.	32,200	1,236
*	Central Garden & Pet Co. Class A	25,668	1,228
	Gray Television Inc.	60,831	1,226
	Big Lots Inc.	27,152	1,223
	Camping World Holdings Inc. Class A	29,682	1,199
*	Bed Bath & Beyond Inc.	80,967	1,180
*	Adtalem Global Education Inc.	39,847	1,178
*	2U Inc.	57,721	1,158
*	Stride Inc.	34,430	1,148
*	Malibu Boats Inc. Class A	16,616	1,142
*	Stitch Fix Inc. Class A	59,923	1,134
*,2	ContextLogic Inc. Class A	363,054	1,129
*	Lions Gate Entertainment Corp. Class B	73,308	1,128
*	Petco Health & Wellness Co. Inc. Class A	56,651	1,121
	Sinclair Broadcast Group Inc. Class A	41,400	1,094
	Strategic Education Inc.	18,403	1,064
	Dillard's Inc. Class A	4,301	1,054
	Buckle Inc.	24,717	1,046
*	Lions Gate Entertainment Corp. Class A	59,304	987
*	GoPro Inc. Class A	93,976	969
	Sturm Ruger & Co. Inc.	14,136	962
*	Cars.com Inc.	59,600	959
*	Zumiez Inc.	19,929	956
*	MarineMax Inc.	16,108	951

Balanced Index Fund
		Shares	Market Value• ($000)
	Carriage Services Inc. Class A	14,379	927
*	Dine Brands Global Inc.	12,079	916
*	Bally's Corp.	23,975	912
*	Monarch Casino & Resort Inc.	11,887	879
*	Clear Channel Outdoor Holdings Inc.	265,400	878
*	Selectquote Inc.	96,684	876
*	Clean Energy Fuels Corp.	142,539	874
*	G-III Apparel Group Ltd.	30,976	856
	EW Scripps Co. Class A	44,261	856
	Hibbett Inc.	11,884	855
*	Mister Car Wash Inc.	46,842	853
*	Dutch Bros Inc. Class A	16,762	853
*	Children's Place Inc.	10,719	850
*	XPEL Inc.	12,093	826
	Matthews International Corp. Class A	22,042	808
	Steelcase Inc. Class A	68,828	807
*	Rover Group Inc. Class A	82,808	807
*	Genesco Inc.	12,465	800
*	American Axle & Manufacturing Holdings Inc.	85,596	799
*	Denny's Corp.	49,923	799
*	AMC Networks Inc. Class A	22,780	785
*	RealReal Inc.	66,800	776
*,2	Canoo Inc.	99,300	767
*	Designer Brands Inc. Class A	53,752	764
*	Green Brick Partners Inc.	24,904	755
	Sonic Automotive Inc. Class A	15,175	750
*	Citi Trends Inc.	7,854	744
*	Tenneco Inc. Class A	65,600	741
*	Hawaiian Holdings Inc.	39,683	729
*	Lovesac Co.	10,900	722
	Guess? Inc.	30,411	720
*,2	Blink Charging Co.	27,033	717
	Standard Motor Products Inc.	13,650	715
	Laureate Education Inc. Class A	58,359	714
*	Perdoceo Education Corp.	59,954	705
*	Golden Entertainment Inc.	13,829	699
	Smith & Wesson Brands Inc.	39,047	695
	Caleres Inc.	30,600	694
		Shares	Market Value• ($000)
*	Liberty Media Corp.-Liberty Braves Class C	24,614	692
	Aaron's Co. Inc.	27,396	675
*	WW International Inc.	41,763	674
*	Sun Country Airlines Holdings Inc.	24,720	674
*	Central Garden & Pet Co.	12,440	655
*	Rush Street Interactive Inc.	38,600	637
*	QuinStreet Inc.	34,959	636
*	Viad Corp.	14,866	636
	RCI Hospitality Holdings Inc.	7,914	616
	Shoe Carnival Inc.	15,730	615
	Interface Inc. Class A	37,978	606
*	Purple Innovation Inc. Class A	45,093	598
	Clarus Corp.	21,337	591
*	Arko Corp.	67,400	591
*	Accel Entertainment Inc. Class A	45,284	590
*,2	Portillo's Inc. Class A	15,691	589
	Lennar Corp. Class B	6,077	581
*	Arlo Technologies Inc.	55,119	578
*	TravelCenters of America Inc.	11,200	578
*	Tupperware Brands Corp.	37,700	576
*	Latham Group Inc.	22,638	567
*	BJ's Restaurants Inc.	16,148	558
	Movado Group Inc.	13,282	556
*	Thryv Holdings Inc.	13,500	555
*	Liquidity Services Inc.	24,357	538
*	ThredUp Inc. Class A	41,643	531
*	Stagwell Inc.	60,890	528
*	Beazer Homes USA Inc.	22,577	524
*	Life Time Group Holdings Inc.	30,100	518
*	Gannett Co. Inc.	96,200	513
*,2	Corsair Gaming Inc.	24,428	513
*	Poshmark Inc. Class A	29,765	507
*	PowerSchool Holdings Inc. Class A	30,314	499
*	1-800-Flowers.com Inc. Class A	21,198	495
*	Vizio Holding Corp. Class A	25,397	493
	Global Industrial Co.	11,984	490
[2]	Krispy Kreme Inc.	25,910	490
	Scholastic Corp.	12,175	487
*	Quotient Technology Inc.	65,116	483
*	Chuy's Holdings Inc.	15,928	480
*	Angi Inc. Class A	51,994	479

Balanced Index Fund
		Shares	Market Value• ($000)
	A-Mark Precious Metals Inc.	7,816	478
	Winmark Corp.	1,926	478
*	Stoneridge Inc.	23,341	461
*	Ruth's Hospitality Group Inc.	23,038	458
*	Hovnanian Enterprises Inc. Class A	3,500	446
*	Bluegreen Vacations Holding Corp. Class A	12,615	443
*	Chico's FAS Inc.	82,065	442
*	America's Car-Mart Inc.	4,309	441
*	Fossil Group Inc.	42,400	436
*	Duolingo Inc. Class A	4,048	430
	Johnson Outdoors Inc. Class A	4,529	424
*,2	Vuzix Corp.	47,800	414
*	Party City Holdco Inc.	73,000	407
	OneWater Marine Inc. Class A	6,600	402
*	Marcus Corp.	22,280	398
*	European Wax Center Inc. Class A	13,055	396
	Ethan Allen Interiors Inc.	15,022	395
	Del Taco Restaurants Inc.	30,200	376
*	Cooper-Standard Holdings Inc.	16,300	365
	Haverty Furniture Cos. Inc.	11,934	365
*	Lordstown Motors Corp.	105,000	362
*	Universal Electronics Inc.	8,830	360
*	Boston Omaha Corp. Class A	12,493	359
*	Funko Inc. Class A	19,100	359
*	Full House Resorts Inc.	29,586	358
*	Frontier Group Holdings Inc.	26,032	353
*,2	Sweetgreen Inc. Class A	10,850	347
*	Golden Nugget Online Gaming Inc.	34,476	343
*	Liberty Media Corp.-Liberty Braves Class A	11,719	337
*	LL Flooring Holdings Inc.	19,622	335
*	MasterCraft Boat Holdings Inc.	11,800	334
*	Century Casinos Inc.	27,263	332
*	CarParts.com Inc.	29,616	332
*	AMMO Inc.	60,739	331
*,2	Faraday Future Intelligent Electric Inc.	61,601	328
*	Alta Equipment Group Inc.	22,200	325
		Shares	Market Value• ($000)
	Kimball International Inc. Class B	31,256	320
*	American Public Education Inc.	14,286	318
	Big 5 Sporting Goods Corp.	16,718	318
	Cato Corp. Class A	18,491	317
*	Dream Finders Homes Inc. Class A	16,072	313
*	Turtle Beach Corp.	13,183	293
*	Lindblad Expeditions Holdings Inc.	17,847	278
*,2	Vinco Ventures Inc.	115,700	275
*,2	Cricut Inc. Class A	12,396	274
*	Kura Sushi USA Inc. Class A	3,346	270
*,2	Genius Brands International Inc.	253,800	266
*,2	BARK Inc.	62,355	263
*	Integral Ad Science Holding Corp.	11,775	262
	Entravision Communications Corp. Class A	38,303	260
*	Audacy Inc. Class A	100,400	258
*	Daily Journal Corp.	718	256
*	Sciplay Corp. Class A	18,478	255
*	Cumulus Media Inc. Class A	22,600	254
*,2	1847 Goedeker Inc.	105,100	252
*	XpresSpa Group Inc.	124,200	251
	Hooker Furnishings Corp.	10,600	247
*	Noodles & Co. Class A	27,098	246
*	RumbleON Inc. Class B	5,807	241
*	Build-A-Bear Workshop Inc.	12,127	237
*,2	Allbirds Inc. Class A	15,668	236
*	Red Robin Gourmet Burgers Inc.	14,100	233
*	Snap One Holdings Corp.	11,073	233
*	El Pollo Loco Holdings Inc.	16,271	231
*	Motorcar Parts of America Inc.	13,428	229
*	Container Store Group Inc.	22,761	227
*	Vera Bradley Inc.	26,700	227
*	Traeger Inc.	18,573	226
*	Esports Technologies Inc.	10,900	224
	Rocky Brands Inc.	5,601	223
*	American Outdoor Brands Inc.	11,061	220
*	Eastman Kodak Co.	46,489	218
*	Lands' End Inc.	10,900	214

Balanced Index Fund
		Shares	Market Value• ($000)
*	Udemy Inc.	10,767	210
*	XL Fleet Corp.	62,800	208
*	F45 Training Holdings Inc.	19,083	208
*	Destination XL Group Inc.	34,900	198
*	ONE Group Hospitality Inc.	15,411	194
*	Universal Technical Institute Inc.	24,531	192
	Bassett Furniture Industries Inc.	11,200	188
	Tilly's Inc. Class A	11,657	188
*	Barnes & Noble Education Inc.	27,441	187
*	Conn's Inc.	7,900	186
*,2	Weber Inc. Class A	13,930	180
	National CineMedia Inc.	63,500	178
*	Lazydays Holdings Inc.	8,200	177
	Superior Group of Cos. Inc.	8,001	176
*	Kirkland's Inc.	11,800	176
*	Aterian Inc.	42,700	175
*	Express Inc.	55,300	170
*	Mesa Air Group Inc.	29,600	166
	Nathan's Famous Inc.	2,809	164
*	Emerald Holding Inc.	41,000	163
*,2	Arcimoto Inc.	20,700	161
*	Delta Apparel Inc.	5,328	158
*	Solo Brands Inc. Class A	9,725	152
*	Lee Enterprises Inc.	4,325	149
*	Fiesta Restaurant Group Inc.	13,364	147
*	Arhaus Inc. Class A	11,090	147
*,2	Focus Universal Inc.	16,600	147
*	Cinedigm Corp. Class A	124,200	144
*,2	Shift Technologies Inc.	40,200	137
*	Liberty TripAdvisor Holdings Inc. Class A	62,500	136
*	VOXX International Corp. Class A	12,800	130
*	Nautilus Inc.	20,996	129
*	Townsquare Media Inc. Class A	9,269	124
*,2	Ondas Holdings Inc.	18,500	124
*	CuriosityStream Inc.	20,600	122
*	Strattec Security Corp.	3,216	119
	Weyco Group Inc.	4,901	117
	Flexsteel Industries Inc.	4,330	116
	Carrols Restaurant Group Inc.	37,000	110
	Saga Communications Inc. Class A	4,438	107
*	BurgerFi International Inc.	18,200	103
*	Lakeland Industries Inc.	4,633	101
		Shares	Market Value• ($000)
*	Duluth Holdings Inc. Class B	6,600	100
	Acme United Corp.	2,909	98
*	PlayAGS Inc.	14,501	98
*	Janus International Group Inc.	7,518	94
*	Drive Shack Inc.	64,811	93
*	Tuesday Morning Corp.	38,425	88
*	Biglari Holdings Inc. Class B	610	87
*	iMedia Brands Inc.	14,424	87
	Marine Products Corp.	6,508	81
	Lifetime Brands Inc.	4,913	78
*	HyreCar Inc.	16,243	76
*	Xponential Fitness Inc. Class A	3,373	69
	Escalade Inc.	4,321	68
	NL Industries Inc.	9,161	68
*,2	AYRO Inc.	36,700	59
*	Revlon Inc. Class A	5,042	57
*	Lincoln Educational Services Corp.	6,500	49
	JOANN Inc.	4,418	46
*	Urban One Inc. Class A	9,500	44
*	Hall of Fame Resort & Entertainment Co.	28,074	43
*	Superior Industries International Inc.	9,407	42
*	Potbelly Corp.	6,980	39
*	FlexShopper Inc.	16,024	38
*	Marchex Inc. Class B	15,105	37
*	Travelzoo	3,978	37
	Wayside Technology Group Inc.	1,052	37
*	Fluent Inc.	16,860	34
*	SRAX Inc. Class A	7,476	34
*	First Watch Restaurant Group Inc.	2,056	34
*	Brilliant Earth Group Inc. Class A	1,700	31
*	Aspen Group Inc.	12,570	30
	Educational Development Corp.	3,375	30
*	Gaia Inc. Class A	3,502	30
*	Luby's Inc.	10,198	29
	Hamilton Beach Brands Holding Co. Class A	1,820	26
*	Rent the Runway Inc. Class A	2,865	23
*	BBQ Holdings Inc.	1,407	22
*	Kewaunee Scientific Corp.	1,646	21
*	Wheels Up Experience Inc.	4,623	21
*	Outbrain Inc.	1,274	18
	FAT Brands Inc. Class A	1,492	16
*	Instructure Holdings Inc.	668	16

Balanced Index Fund
		Shares	Market Value• ($000)
*	Zovio Inc. Class A	11,435	15
*	J. Jill Inc.	654	13
*	Live Ventures Inc.	372	12
*	aka Brands Holding Corp.	1,281	12
*	NextPlay Technologies Inc.	13,200	11
*	Beasley Broadcast Group Inc. Class A	5,320	10
*	Lulu's Fashion Lounge Holdings Inc.	1,008	10
*	JAKKS Pacific Inc.	779	8
*	Chicken Soup For The Soul Entertainment Inc.	496	7
*	Salem Media Group Inc. Class A	1,621	5
*	Torrid Holdings Inc.	483	5
*	Unique Fabricating Inc.	1,793	4
*	Reading International Inc. Class A	444	2
*	Motorsport Games Inc. Class A	696	2
*,1	Zagg Inc. CVR	26,018	2
	FAT Brands Inc. Class B	149	2
*	Charles & Colvard Ltd.	295	1
*,1,2	SRAX Inc.	7,476	1
*	LiveOne Inc.	560	1
*,1	resTORbio Inc. CVR	30	—
			5,936,946
Consumer Staples (2.9%)
	Procter & Gamble Co.	1,845,325	301,858
	PepsiCo Inc.	1,060,881	184,286
	Coca-Cola Co.	3,015,155	178,527
	Philip Morris International Inc.	1,206,348	114,603
	CVS Health Corp.	1,020,982	105,325
	Mondelez International Inc. Class A	1,079,781	71,600
	Altria Group Inc.	1,423,484	67,459
	Colgate-Palmolive Co.	655,962	55,980
	Kimberly-Clark Corp.	261,875	37,427
	General Mills Inc.	471,237	31,752
	Constellation Brands Inc. Class A	122,933	30,853
	Walgreens Boots Alliance Inc.	572,171	29,844
	Sysco Corp.	378,535	29,734
	McKesson Corp.	118,758	29,520
	Archer-Daniels-Midland Co.	435,742	29,452
*	Monster Beverage Corp.	288,568	27,714
	Corteva Inc.	568,197	26,864
	Kroger Co.	524,872	23,756
	Hershey Co.	112,772	21,818
		Shares	Market Value• ($000)
	Keurig Dr Pepper Inc.	553,871	20,416
	Church & Dwight Co. Inc.	194,753	19,962
	Tyson Foods Inc. Class A	228,793	19,942
	Kraft Heinz Co.	522,962	18,774
	McCormick & Co. Inc. (Non-Voting)	193,738	18,717
	Clorox Co.	95,810	16,705
	Brown-Forman Corp. Class B	222,199	16,189
	AmerisourceBergen Corp.	112,582	14,961
	Kellogg Co.	201,099	12,955
	Conagra Brands Inc.	369,245	12,610
	J M Smucker Co.	81,054	11,009
	Hormel Foods Corp.	214,358	10,463
	Bunge Ltd.	102,407	9,561
*	Darling Ingredients Inc.	126,431	8,760
	Lamb Weston Holdings Inc.	114,996	7,288
	Molson Coors Beverage Co. Class B	143,808	6,666
	Campbell Soup Co.	151,658	6,591
	Casey's General Stores Inc.	28,991	5,721
*	Performance Food Group Co.	121,436	5,573
*	US Foods Holding Corp.	159,395	5,552
*	Post Holdings Inc.	45,380	5,116
	Ingredion Inc.	49,525	4,786
	Flowers Foods Inc.	150,576	4,136
*	Boston Beer Co. Inc. Class A	7,172	3,623
	Spectrum Brands Holdings Inc.	32,435	3,299
*	Herbalife Nutrition Ltd.	77,810	3,185
*	Freshpet Inc.	32,109	3,059
	Sanderson Farms Inc.	15,903	3,039
*	Hain Celestial Group Inc.	69,691	2,970
*	Simply Good Foods Co.	71,389	2,968
*	Sprouts Farmers Market Inc.	94,034	2,791
*,2	Beyond Meat Inc.	42,680	2,781
	WD-40 Co.	11,317	2,769
	Lancaster Colony Corp.	15,051	2,492
	Coca-Cola Consolidated Inc.	3,775	2,337
	Brown-Forman Corp. Class A	33,647	2,281
	Energizer Holdings Inc.	55,625	2,231
*	United Natural Foods Inc.	45,240	2,220
	Primo Water Corp.	125,912	2,220
*	Celsius Holdings Inc.	29,419	2,194

Balanced Index Fund
		Shares	Market Value• ($000)
	Nu Skin Enterprises Inc. Class A	40,298	2,045
	Edgewell Personal Care Co.	42,228	1,930
*	Hostess Brands Inc. Class A	94,285	1,925
*	Beauty Health Co.	78,759	1,903
	Medifast Inc.	8,884	1,861
	J & J Snack Foods Corp.	11,113	1,755
*	Grocery Outlet Holding Corp.	60,518	1,711
[2]	B&G Foods Inc.	54,082	1,662
*	Olaplex Holdings Inc.	50,943	1,484
*	TreeHouse Foods Inc.	35,525	1,440
	Reynolds Consumer Products Inc.	43,004	1,350
	Cal-Maine Foods Inc.	33,710	1,247
	Vector Group Ltd.	101,595	1,166
*	USANA Health Sciences Inc.	10,661	1,079
	Weis Markets Inc.	15,389	1,014
	MGP Ingredients Inc.	11,836	1,006
*	Pilgrim's Pride Corp.	35,629	1,005
	Universal Corp.	18,258	1,003
*	BellRing Brands Inc. Class A	34,059	972
*	Chefs' Warehouse Inc.	27,717	923
	National Beverage Corp.	20,304	920
	Ingles Markets Inc. Class A	10,412	899
	Andersons Inc.	22,077	855
	Utz Brands Inc.	52,861	843
	SpartanNash Co.	31,740	818
	Seaboard Corp.	187	736
	John B Sanfilippo & Son Inc.	8,117	732
	Fresh Del Monte Produce Inc.	26,417	729
*	Hydrofarm Holdings Group Inc.	24,181	684
	ACCO Brands Corp.	77,991	644
*	Duckhorn Portfolio Inc.	27,109	633
*	Rite Aid Corp.	39,298	577
*,2	Tattooed Chef Inc.	33,900	527
	Tootsie Roll Industries Inc.	12,501	453
*	PLBY Group Inc.	16,900	450
	Turning Point Brands Inc.	11,701	442
	PetMed Express Inc.	17,072	431
*	Mission Produce Inc.	25,628	402
*	Whole Earth Brands Inc.	37,141	399
*	GrowGeneration Corp.	29,800	389
*	22nd Century Group Inc.	102,339	316
*	Honest Co. Inc.	38,800	314
*	Seneca Foods Corp. Class A	6,515	312
		Shares	Market Value• ($000)
*	Veru Inc.	51,077	301
	Calavo Growers Inc.	5,930	251
*,2	AppHarvest Inc.	59,800	233
*	HF Foods Group Inc.	25,551	216
*	Vital Farms Inc.	11,900	215
*	Landec Corp.	18,610	207
*,2	Benson Hill Inc.	27,300	199
*	NewAge Inc.	181,800	187
	Limoneira Co.	8,859	133
	Natural Grocers by Vitamin Cottage Inc.	9,195	131
	Nature's Sunshine Products Inc.	6,506	120
	Oil-Dri Corp. of America	3,586	117
*	Alkaline Water Co. Inc.	80,819	95
	Alico Inc.	2,443	90
*	Blue Apron Holdings Inc. Class A	11,305	76
	Village Super Market Inc. Class A	3,222	75
*	Sovos Brands Inc.	3,912	59
*	AquaBounty Technologies Inc.	24,394	51
*	Lifeway Foods Inc.	6,292	30
*	Natural Alternatives International Inc.	2,268	29
*	Vita Coco Co. Inc.	2,125	24
*	Nuzee Inc.	5,459	23
*	Coffee Holding Co. Inc.	3,188	14
*	Zevia PBC Class A	1,700	12
*	Willamette Valley Vineyards Inc.	1,146	10
*	Lifevantage Corp.	1,316	8
*	Farmer Bros Co.	816	6
*	Reed's Inc.	17,454	6
*	Yield10 Bioscience Inc.	1,115	5
*	Real Good Food Co. Inc. Class A	842	5
	Mannatech Inc.	34	1
			1,752,199
Energy (1.7%)
	Exxon Mobil Corp.	3,274,686	200,378
	Chevron Corp.	1,490,580	174,920
	ConocoPhillips	1,023,481	73,875
	EOG Resources Inc.	453,983	40,327
	Schlumberger NV	1,097,908	32,882
	Pioneer Natural Resources Co.	170,934	31,089
	Marathon Petroleum Corp.	480,494	30,747
	Phillips 66	341,610	24,753
	Williams Cos. Inc.	942,405	24,540
	Valero Energy Corp.	318,958	23,957
	Kinder Morgan Inc.	1,502,565	23,831
	Devon Energy Corp.	526,633	23,198
	ONEOK Inc.	348,361	20,470

Balanced Index Fund
		Shares	Market Value• ($000)
	Occidental Petroleum Corp.	695,456	20,161
	Cheniere Energy Inc.	178,860	18,140
*	Enphase Energy Inc.	94,535	17,294
	Hess Corp.	218,548	16,179
	Diamondback Energy Inc.	142,124	15,328
	Halliburton Co.	669,245	15,306
	Baker Hughes Co.	623,224	14,995
*	Plug Power Inc.	444,279	12,542
	Coterra Energy Inc.	607,074	11,534
	Marathon Oil Corp.	617,111	10,133
	Targa Resources Corp.	181,208	9,466
	APA Corp.	282,019	7,584
	Ovintiv Inc.	206,400	6,956
*	First Solar Inc.	75,411	6,573
*	EQT Corp.	291,056	6,348
	Texas Pacific Land Corp.	4,859	6,068
	Chesapeake Energy Corp.	77,028	4,970
*	NOV Inc.	283,917	3,847
	HollyFrontier Corp.	116,957	3,834
	PDC Energy Inc.	77,171	3,764
*	Antero Resources Corp.	211,200	3,696
*	Southwestern Energy Co.	787,254	3,669
	DT Midstream Inc.	76,290	3,660
*	Range Resources Corp.	190,000	3,388
*	ChampionX Corp.	163,617	3,307
*	ChargePoint Holdings Inc.	169,400	3,227
	Matador Resources Co.	84,066	3,104
	Civitas Resources Inc.	62,154	3,044
	Murphy Oil Corp.	116,283	3,036
*	Denbury Inc.	37,800	2,895
	Equitrans Midstream Corp.	271,233	2,805
	SM Energy Co.	95,000	2,801
	California Resources Corp.	58,463	2,497
	Antero Midstream Corp.	252,647	2,446
	Magnolia Oil & Gas Corp. Class A	119,410	2,253
*	CNX Resources Corp.	149,642	2,058
	Arcosa Inc.	37,754	1,990
*	Stem Inc.	104,800	1,988
*	Shoals Technologies Group Inc. Class A	80,635	1,959
	Continental Resources Inc.	43,147	1,931
*	Ameresco Inc. Class A	22,694	1,848
	Helmerich & Payne Inc.	76,958	1,824
*	Whiting Petroleum Corp.	28,000	1,811
*	Callon Petroleum Co.	37,860	1,789
	Cactus Inc. Class A	43,533	1,660
		Shares	Market Value• ($000)
*	Renewable Energy Group Inc.	38,614	1,639
	Oasis Petroleum Inc.	12,400	1,562
*	Array Technologies Inc.	96,968	1,521
*	Weatherford International plc	52,700	1,461
*	SunPower Corp.	69,836	1,457
*	Green Plains Inc.	39,800	1,383
	New Fortress Energy Inc. Class A	57,132	1,379
	Patterson-UTI Energy Inc.	155,700	1,316
*	Transocean Ltd.	472,900	1,305
	World Fuel Services Corp.	48,882	1,294
*	FuelCell Energy Inc.	247,802	1,289
	Arch Resources Inc.	12,992	1,186
	Warrior Met Coal Inc.	39,915	1,026
	Northern Oil & Gas Inc.	46,974	967
*	PBF Energy Inc. Class A	72,800	944
	Archrock Inc.	121,402	908
*	Centennial Resource Development Inc. Class A	150,400	899
*	Fluence Energy Inc. Class A	25,093	892
*	Oceaneering International Inc.	77,592	878
*	Tellurian Inc.	276,100	850
*	Laredo Petroleum Inc.	13,700	824
*	Delek US Holdings Inc.	53,179	797
*	Liberty Oilfield Services Inc. Class A	81,500	791
	Core Laboratories NV	33,200	741
*	NOW Inc.	84,388	721
*	Peabody Energy Corp.	70,100	706
*	Alpha Metallurgical Resources Inc.	11,300	690
*	Gevo Inc.	156,500	670
	Brigham Minerals Inc. Class A	30,671	647
*	ProPetro Holding Corp.	76,300	618
*	Par Pacific Holdings Inc.	36,939	609
*	Dril-Quip Inc.	30,657	603
*	DMC Global Inc.	14,657	581
	Berry Corp.	68,200	574
*	Bristow Group Inc. Class A	18,117	574
*	Noble Corp.	20,295	504
	SunCoke Energy Inc.	75,864	500
*	REX American Resources Corp.	5,013	481
*	Gulfport Energy Corp.	6,675	481
*	MRC Global Inc.	69,500	478
*	Comstock Resources Inc.	59,000	477

Balanced Index Fund
		Shares	Market Value• ($000)
*	NexTier Oilfield Solutions Inc.	122,500	435
*	Montauk Renewables Inc.	40,536	416
*	Nabors Industries Ltd.	5,100	414
*	CONSOL Energy Inc.	18,000	409
*	TPI Composites Inc.	27,321	409
*	Centrus Energy Corp. Class A	8,083	403
*	Select Energy Services Inc. Class A	61,205	381
*	Talos Energy Inc.	38,100	373
*	RPC Inc.	75,816	344
*	Helix Energy Solutions Group Inc.	105,500	329
*	Ranger Oil Corp.	11,500	310
*	Tidewater Inc.	24,300	260
*	Aemetis Inc.	20,069	247
*	W&T Offshore Inc.	74,445	240
*	TETRA Technologies Inc.	81,500	231
	CVR Energy Inc.	13,241	223
*	SandRidge Energy Inc.	20,416	214
*	Camber Energy Inc.	243,600	207
*	Earthstone Energy Inc. Class A	18,800	206
*	Crescent Energy Inc. Class A	15,398	195
*	FTS International Inc. Class A	7,319	192
*	American Superconductor Corp.	17,108	186
*	Oil States International Inc.	36,200	180
*	Ring Energy Inc.	74,543	170
*,2	EVgo Inc.	17,000	169
*	Newpark Resources Inc.	55,400	163
*	Trecora Resources	18,356	148
*,2	Advent Technologies Holdings Inc.	20,900	147
*	VAALCO Energy Inc.	44,869	144
*	NextDecade Corp.	48,400	138
*	Volta Inc.	18,800	138
*	SilverBow Resources Inc.	6,268	136
	Altus Midstream Co.	1,925	118
*	Beam Global	5,900	110
	Evolution Petroleum Corp.	20,558	104
	Falcon Minerals Corp.	20,945	102
	NACCO Industries Inc. Class A	2,823	102
*	Matrix Service Co.	12,854	97
*	Sunworks Inc.	21,900	67
*	Ranger Energy Services Inc. Class A	5,868	60
*	Natural Gas Services Group Inc.	5,139	54
		Shares	Market Value• ($000)
*	American Resources Corp.	26,300	47
*,2	ESS Tech Inc.	4,109	47
*	FTC Solar Inc.	6,004	45
	Adams Resources & Energy Inc.	1,461	41
*	Capstone Green Energy Corp.	11,235	37
*	Ramaco Resources Inc.	2,725	37
*	Geospace Technologies Corp.	5,246	35
	PHX Minerals Inc.	13,999	30
*,2	KLX Energy Services Holdings Inc.	4,751	15
*	US Well Services Inc. Class A	9,467	11
*	Hallador Energy Co.	4,036	10
*	Nabors Industries Ltd. Warrants Exp. 6/11/26	2,040	8
*	MIND Technology Inc.	4,211	7
*	Mammoth Energy Services Inc.	2,105	4
*	Profire Energy Inc.	1,221	1
*	Tidewater Inc. Class A Warrants Exp. 7/31/23	535	—
*	Tidewater Inc. Class B Warrants Exp. 7/31/23	579	—
*,1	Seventy Seven Energy Inc.	42,434	—
*,1	Harvest Natural Resources Inc.	20,906	—
*,2	FTS International Inc. Warrants Exp. 11/19/23	2,146	—
			1,047,244
Financials (6.7%)
*	Berkshire Hathaway Inc. Class B	1,230,867	368,029
	JPMorgan Chase & Co.	2,279,170	360,907
	Bank of America Corp.	5,366,275	238,746
	Wells Fargo & Co.	3,079,824	147,770
	Morgan Stanley	1,111,388	109,094
	Charles Schwab Corp.	1,192,274	100,270
	Goldman Sachs Group Inc.	259,351	99,215
	BlackRock Inc.	105,997	97,047
	Citigroup Inc.	1,528,473	92,304
	S&P Global Inc.	183,752	86,718
	Blackstone Inc.	532,085	68,846
	Marsh & McLennan Cos. Inc.	375,859	65,332
	PNC Financial Services Group Inc.	325,490	65,267
	CME Group Inc.	279,429	63,838
	Truist Financial Corp.	1,028,416	60,214
	Intercontinental Exchange Inc.	429,831	58,788
	US Bancorp	1,026,393	57,652

Balanced Index Fund
		Shares	Market Value• ($000)
	Chubb Ltd.	282,841	54,676
	Aon plc Class A	162,100	48,721
	Progressive Corp.	451,958	46,393
	Moody's Corp.	116,708	45,584
	MSCI Inc.	61,195	37,494
	American International Group Inc.	645,870	36,724
*	Berkshire Hathaway Inc. Class A	79	35,602
	T. Rowe Price Group Inc.	175,054	34,423
	Bank of New York Mellon Corp.	581,617	33,780
	KKR & Co. Inc.	433,006	32,259
	Prudential Financial Inc.	287,754	31,146
	MetLife Inc.	490,554	30,655
*	SVB Financial Group	44,058	29,882
	Travelers Cos. Inc.	190,748	29,839
	First Republic Bank	138,780	28,659
	Arthur J Gallagher & Co.	160,936	27,306
	Aflac Inc.	461,521	26,948
	Ameriprise Financial Inc.	88,081	26,571
	Discover Financial Services	226,908	26,221
	Allstate Corp.	220,038	25,887
*	Coinbase Global Inc. Class A	101,666	25,657
	State Street Corp.	270,247	25,133
	Fifth Third Bancorp	528,135	23,000
	Willis Towers Watson plc	96,582	22,937
	Nasdaq Inc.	90,440	18,993
	Northern Trust Corp.	154,405	18,468
	Hartford Financial Services Group Inc.	266,427	18,394
	Huntington Bancshares Inc.	1,119,206	17,258
	Broadridge Financial Solutions Inc.	90,858	16,611
	KeyCorp	712,620	16,483
	Regions Financial Corp.	728,148	15,874
	Citizens Financial Group Inc.	325,399	15,375
	M&T Bank Corp.	98,345	15,104
	Principal Financial Group Inc.	204,172	14,768
	Signature Bank	45,339	14,666
	Raymond James Financial Inc.	145,561	14,614
	FactSet Research Systems Inc.	29,544	14,359
	Cincinnati Financial Corp.	118,455	13,496
	Brown & Brown Inc.	187,020	13,144
*	Markel Corp.	10,624	13,110
	Ally Financial Inc.	268,658	12,791
*	Arch Capital Group Ltd.	284,494	12,646
	Apollo Asset Management Inc.	164,971	11,949
		Shares	Market Value• ($000)
	MarketAxess Holdings Inc.	28,360	11,664
	Cboe Global Markets Inc.	83,723	10,917
	Fidelity National Financial Inc.	205,960	10,747
	Equitable Holdings Inc.	324,690	10,647
	LPL Financial Holdings Inc.	60,085	9,619
	Loews Corp.	162,843	9,406
	Ares Management Corp. Class A	114,063	9,270
	Lincoln National Corp.	134,568	9,186
*	Athene Holding Ltd. Class A	107,915	8,993
	Comerica Inc.	99,589	8,664
	East West Bancorp Inc.	109,793	8,639
	W R Berkley Corp.	103,812	8,553
	Annaly Capital Management Inc.	1,089,913	8,523
	Carlyle Group Inc.	152,896	8,394
	Everest Re Group Ltd.	30,404	8,328
	Tradeweb Markets Inc. Class A	81,760	8,187
	Franklin Resources Inc.	235,898	7,900
	Western Alliance Bancorp	72,854	7,843
	American Financial Group Inc.	56,102	7,704
	Zions Bancorp NA	118,544	7,487
	Invesco Ltd.	322,900	7,433
*	SoFi Technologies Inc.	468,499	7,407
	Assurant Inc.	44,328	6,909
*	Alleghany Corp.	10,344	6,906
	Globe Life Inc.	71,931	6,741
*	Upstart Holdings Inc.	44,446	6,725
	First Horizon Corp.	408,556	6,672
	Morningstar Inc.	18,842	6,444
	RenaissanceRe Holdings Ltd.	36,796	6,231
	First American Financial Corp.	79,376	6,210
	SEI Investments Co.	100,098	6,100
	AGNC Investment Corp.	404,573	6,085
	People's United Financial Inc.	339,037	6,042
	Reinsurance Group of America Inc.	52,975	5,800
	Voya Financial Inc.	87,458	5,799
	Janus Henderson Group plc	136,710	5,734
	Jefferies Financial Group Inc.	147,021	5,704
	Commerce Bancshares Inc.	82,766	5,689
	Cullen/Frost Bankers Inc.	44,492	5,609

Balanced Index Fund
		Shares	Market Value• ($000)
	Stifel Financial Corp.	79,617	5,607
	Pinnacle Financial Partners Inc.	57,819	5,522
	Old Republic International Corp.	223,320	5,489
	Starwood Property Trust Inc.	224,443	5,454
	First Financial Bankshares Inc.	105,848	5,381
	Synovus Financial Corp.	108,123	5,176
	Affiliated Managers Group Inc.	31,012	5,102
	Popular Inc.	61,198	5,021
	Prosperity Bancshares Inc.	68,362	4,943
	Interactive Brokers Group Inc. Class A	61,481	4,883
	Primerica Inc.	31,342	4,804
	Glacier Bancorp Inc.	82,597	4,683
[2]	Blue Owl Capital Inc. Class A	314,037	4,682
	SLM Corp.	229,431	4,513
	SouthState Corp.	55,913	4,479
	OneMain Holdings Inc.	88,380	4,423
	Valley National Bancorp	316,107	4,346
	New York Community Bancorp Inc.	354,132	4,324
	Bank OZK	92,693	4,313
	Cadence Bank	144,017	4,290
	Houlihan Lokey Inc. Class A	41,095	4,254
	Kinsale Capital Group Inc.	17,448	4,151
	Wintrust Financial Corp.	45,237	4,108
	Webster Financial Corp.	72,907	4,071
	Sterling Bancorp	155,708	4,016
	PacWest Bancorp	88,689	4,006
	CIT Group Inc.	76,687	3,937
*	Credit Acceptance Corp.	5,702	3,921
	Selective Insurance Group Inc.	47,379	3,882
	Erie Indemnity Co. Class A	20,124	3,877
	Essent Group Ltd.	84,486	3,847
	RLI Corp.	34,012	3,813
*	Trupanion Inc.	28,674	3,786
	Blackstone Mortgage Trust Inc. Class A	123,133	3,770
	MGIC Investment Corp.	258,788	3,732
	First Citizens BancShares Inc. Class A	4,432	3,678
	United Bankshares Inc.	100,384	3,642
	Evercore Inc. Class A	26,559	3,608
	New Residential Investment Corp.	332,439	3,560
	Unum Group	143,845	3,534
		Shares	Market Value• ($000)
*	Brighthouse Financial Inc.	68,213	3,533
	UMB Financial Corp.	33,176	3,520
	Hancock Whitney Corp.	69,229	3,463
	Lazard Ltd. Class A	79,007	3,447
	Umpqua Holdings Corp.	174,642	3,360
	Walker & Dunlop Inc.	22,270	3,360
	Axis Capital Holdings Ltd.	61,543	3,352
	ServisFirst Bancshares Inc.	38,177	3,243
	Hanover Insurance Group Inc.	24,200	3,172
	Community Bank System Inc.	42,578	3,171
	FNB Corp.	260,858	3,164
*	Silvergate Capital Corp. Class A	20,900	3,097
	Radian Group Inc.	145,589	3,076
	BankUnited Inc.	70,989	3,004
	Moelis & Co. Class A	46,576	2,911
	Home BancShares Inc.	118,828	2,893
	Kemper Corp.	48,794	2,869
	Independent Bank Corp. (XNGS)	35,043	2,857
	First Hawaiian Inc.	104,038	2,843
	Pacific Premier Bancorp Inc.	70,426	2,819
	Chimera Investment Corp.	186,331	2,810
	Federated Hermes Inc. Class B	74,613	2,804
	Bank of Hawaii Corp.	33,438	2,801
	Assured Guaranty Ltd.	54,663	2,744
	Investors Bancorp Inc.	179,888	2,725
	Eastern Bankshares Inc.	134,797	2,719
	Associated Banc-Corp	117,960	2,665
	Jackson Financial Inc. Class A	63,447	2,654
	American Equity Investment Life Holding Co.	67,739	2,636
	Ameris Bancorp	52,432	2,605
	Hamilton Lane Inc. Class A	25,113	2,602
	United Community Banks Inc.	71,252	2,561
	Cathay General Bancorp	59,073	2,540
	Piper Sandler Cos.	13,900	2,481
	Simmons First National Corp. Class A	83,566	2,472
	Navient Corp.	115,948	2,460
*	Texas Capital Bancshares Inc.	40,374	2,433
	CNO Financial Group Inc.	101,811	2,427
	Old National Bancorp	133,102	2,412

Balanced Index Fund
		Shares	Market Value• ($000)
*	Marathon Digital Holdings Inc.	73,100	2,402
	White Mountains Insurance Group Ltd.	2,367	2,400
	First Bancorp (XNYS)	171,477	2,363
	FirstCash Holdings Inc.	31,396	2,349
*	Axos Financial Inc.	41,263	2,307
	BOK Financial Corp.	21,714	2,291
	Fulton Financial Corp.	133,136	2,263
	Live Oak Bancshares Inc.	25,351	2,213
	Artisan Partners Asset Management Inc. Class A	46,193	2,201
*	Mr Cooper Group Inc.	52,481	2,184
	Independent Bank Group Inc.	30,229	2,181
	Virtu Financial Inc. Class A	75,081	2,165
	CVB Financial Corp.	99,166	2,123
	Atlantic Union Bankshares Corp.	56,812	2,119
*	Focus Financial Partners Inc. Class A	35,470	2,118
*	Triumph Bancorp Inc.	17,721	2,110
	Flagstar Bancorp Inc.	43,708	2,095
*	Enstar Group Ltd.	8,341	2,065
	Arbor Realty Trust Inc.	111,563	2,044
*	Cannae Holdings Inc.	58,096	2,042
	Columbia Banking System Inc.	61,691	2,019
	Washington Federal Inc.	59,887	1,999
	International Bancshares Corp.	45,546	1,931
*,2	Riot Blockchain Inc.	86,376	1,929
	First Financial Bancorp	78,497	1,914
*	PRA Group Inc.	37,948	1,905
	WSFS Financial Corp.	37,739	1,891
	First Merchants Corp.	44,957	1,883
	First Midwest Bancorp Inc.	91,703	1,878
*	Ryan Specialty Group Holdings Inc. Class A	46,371	1,871
*	LendingClub Corp.	75,742	1,831
	Goosehead Insurance Inc. Class A	13,782	1,793
	Cohen & Steers Inc.	19,235	1,779
	PennyMac Financial Services Inc.	25,487	1,778
	Sandy Spring Bancorp Inc.	36,663	1,763
	Renasant Corp.	46,285	1,757
	Hilltop Holdings Inc.	49,862	1,752
	Towne Bank	55,144	1,742
	WesBanco Inc.	49,756	1,741
*	Open Lending Corp. Class A	76,637	1,723
		Shares	Market Value• ($000)
	Argo Group International Holdings Ltd.	29,000	1,685
	Stewart Information Services Corp.	21,020	1,676
	Virtus Investment Partners Inc.	5,611	1,667
	StepStone Group Inc. Class A	39,484	1,641
*	Genworth Financial Inc. Class A	401,904	1,628
	MFA Financial Inc.	356,428	1,625
	Park National Corp.	11,601	1,593
	Apollo Commercial Real Estate Finance Inc.	120,100	1,581
	Eagle Bancorp Inc.	26,956	1,573
*	NMI Holdings Inc. Class A	71,996	1,573
	Banner Corp.	25,603	1,553
	Lakeland Financial Corp.	19,365	1,552
	Two Harbors Investment Corp.	268,244	1,548
	Great Western Bancorp Inc.	44,841	1,523
	Rocket Cos. Inc. Class A	108,000	1,512
	Heartland Financial USA Inc.	29,504	1,493
*	Customers Bancorp Inc.	22,811	1,491
	Meta Financial Group Inc.	24,753	1,477
	Seacoast Banking Corp. of Florida	41,404	1,465
	Veritex Holdings Inc.	36,677	1,459
	Provident Financial Services Inc.	59,830	1,449
	Enterprise Financial Services Corp.	30,641	1,443
	Trustmark Corp.	43,844	1,423
*	BRP Group Inc. Class A	39,163	1,414
	Hope Bancorp Inc.	95,305	1,402
	First Interstate BancSystem Inc. Class A	33,906	1,379
	iStar Inc.	53,353	1,378
	Northwest Bancshares Inc.	95,807	1,357
	PennyMac Mortgage Investment Trust	77,816	1,349
	FB Financial Corp.	30,533	1,338
	NBT Bancorp Inc.	34,151	1,315
	First Commonwealth Financial Corp.	79,953	1,286
	Mercury General Corp.	23,981	1,272
	Capitol Federal Financial Inc.	111,812	1,267
	OFG Bancorp	47,383	1,258
	BGC Partners Inc. Class A	266,472	1,239

Balanced Index Fund
		Shares	Market Value• ($000)
	Horace Mann Educators Corp.	32,016	1,239
	PJT Partners Inc. Class A	16,627	1,232
	Redwood Trust Inc.	93,146	1,229
	First Bancorp (XNGS)	26,703	1,221
	Westamerica Bancorp	20,952	1,210
	First Busey Corp.	44,167	1,198
*	Lightwave Logic Inc.	79,946	1,190
	Nelnet Inc. Class A	12,171	1,189
*	Palomar Holdings Inc.	18,357	1,189
*	Lemonade Inc.	28,001	1,179
*	Enova International Inc.	28,241	1,157
	Southside Bancshares Inc.	27,595	1,154
	Ladder Capital Corp.	95,925	1,150
*	Encore Capital Group Inc.	18,315	1,138
	New York Mortgage Trust Inc.	299,871	1,116
	Santander Consumer USA Holdings Inc.	26,422	1,110
	Safety Insurance Group Inc.	12,882	1,095
	Berkshire Hills Bancorp Inc.	38,101	1,083
	ConnectOne Bancorp Inc.	32,319	1,057
	OceanFirst Financial Corp.	47,292	1,050
	ProAssurance Corp.	40,958	1,036
	Compass Diversified Holdings	32,800	1,003
	Tompkins Financial Corp.	11,876	993
	Employers Holdings Inc.	23,775	984
	Brookline Bancorp Inc.	60,096	973
	City Holding Co.	11,542	944
	BancFirst Corp.	13,363	943
	S&T Bancorp Inc.	29,832	940
	National Bank Holdings Corp. Class A	21,371	939
	Dime Community Bancshares Inc.	26,247	923
	Kearny Financial Corp.	69,617	922
*	Bancorp Inc.	36,263	918
	AMERISAFE Inc.	16,825	906
	Broadmark Realty Capital Inc.	95,813	904
	TriCo Bancshares	20,965	901
	HomeStreet Inc.	16,988	883
	Lakeland Bancorp Inc.	46,124	876
	Premier Financial Corp.	27,886	862
	B. Riley Financial Inc.	9,694	861
	First Foundation Inc.	34,444	856
	Banc of California Inc.	43,520	854
*	World Acceptance Corp.	3,432	842
		Shares	Market Value• ($000)
	Federal Agricultural Mortgage Corp. Class C	6,747	836
*	Columbia Financial Inc.	40,013	835
*	Metropolitan Bank Holding Corp.	7,788	830
	BrightSpire Capital Inc. Class A	80,213	823
	Origin Bancorp Inc.	19,150	822
	James River Group Holdings Ltd.	27,686	798
	Heritage Financial Corp.	31,999	782
	Univest Financial Corp.	25,927	776
	TFS Financial Corp.	43,322	774
*	Blucora Inc.	43,886	760
*	Nicolet Bankshares Inc.	8,820	756
*	Oscar Health Inc. Class A	96,200	755
	Horizon Bancorp Inc.	36,147	754
*	StoneX Group Inc.	12,274	752
	Preferred Bank	10,231	734
	Stock Yards Bancorp Inc.	11,392	728
	Ready Capital Corp.	46,360	725
	WisdomTree Investments Inc.	118,321	724
	Flushing Financial Corp.	29,220	710
	Hanmi Financial Corp.	29,756	705
	Ellington Financial Inc.	41,200	704
	First Mid Bancshares Inc.	16,367	700
	Washington Trust Bancorp Inc.	12,408	699
	KKR Real Estate Finance Trust Inc.	33,241	692
*	LendingTree Inc.	5,624	690
	Brightsphere Investment Group Inc.	26,882	688
*	TriState Capital Holdings Inc.	22,326	676
	Byline Bancorp Inc.	24,690	675
	QCR Holdings Inc.	11,992	672
*	Ambac Financial Group Inc.	41,421	665
	First Bancshares Inc.	16,891	652
*	SiriusPoint Ltd.	79,922	650
	Bryn Mawr Bank Corp.	14,271	642
	TPG RE Finance Trust Inc.	51,600	636
	Camden National Corp.	12,984	625
	HarborOne Bancorp Inc.	42,084	625
	Merchants Bancorp	13,172	623
	Republic Bancorp Inc. Class A	11,932	607
	Peoples Bancorp Inc.	18,937	602
	Cowen Inc. Class A	16,460	594
	German American Bancorp Inc.	15,163	591

Balanced Index Fund
		Shares	Market Value• ($000)
	Victory Capital Holdings Inc. Class A	16,103	588
	Northfield Bancorp Inc.	36,333	587
*	CrossFirst Bankshares Inc.	37,503	585
	ARMOUR Residential REIT Inc.	57,425	563
	Allegiance Bancshares Inc.	13,313	562
	Independent Bank Corp.	23,360	558
*	Clearwater Analytics Holdings Inc. Class A	23,584	542
*	MBIA Inc.	33,738	533
	Central Pacific Financial Corp.	18,857	531
*	Amerant Bancorp Inc. Class A	15,321	529
	Great Southern Bancorp Inc.	8,882	526
	Midland States Bancorp Inc.	21,164	525
	First Community Bankshares Inc.	15,146	506
	First Financial Corp.	11,121	504
*	MoneyGram International Inc.	63,600	502
*	Atlantic Capital Bancshares Inc.	17,184	494
	First of Long Island Corp.	22,884	494
	Community Trust Bancorp Inc.	11,278	492
	Peapack-Gladstone Financial Corp.	13,498	478
	Granite Point Mortgage Trust Inc.	40,300	472
	RBB Bancorp	18,000	472
	Heritage Commerce Corp.	39,071	467
	TrustCo Bank Corp.	13,865	462
	National Western Life Group Inc. Class A	2,144	460
	Universal Insurance Holdings Inc.	27,082	460
	Cambridge Bancorp	4,871	456
	Bank First Corp.	6,300	455
	HCI Group Inc.	5,310	444
	Farmers National Banc Corp.	23,843	442
	Bank of Marin Bancorp	11,775	438
*	Bridgewater Bancshares Inc.	24,367	431
	Mercantile Bank Corp.	11,852	415
*	AssetMark Financial Holdings Inc.	15,755	413
	HomeTrust Bancshares Inc.	13,088	405
		Shares	Market Value• ($000)
	Hingham Institution For Savings	962	404
	Diamond Hill Investment Group Inc.	2,051	398
[2]	UWM Holdings Corp. Class A	66,500	394
	Invesco Mortgage Capital Inc.	139,800	389
	GCM Grosvenor Inc. Class A	37,046	389
	Dynex Capital Inc.	22,923	383
*	eHealth Inc.	14,951	381
	Regional Management Corp.	6,593	379
	Bar Harbor Bankshares	13,006	376
	Reliant Bancorp Inc.	10,499	373
	State Auto Financial Corp.	7,111	368
	Business First Bancshares Inc.	12,976	367
*	Oportun Financial Corp.	18,084	366
	Arrow Financial Corp.	10,301	363
	1st Source Corp.	7,223	358
*	Carter Bankshares Inc.	23,054	355
	Mid Penn Bancorp Inc.	11,147	354
	Spirit of Texas Bancshares Inc.	12,308	354
	Waterstone Financial Inc.	16,159	353
	Equity Bancshares Inc. Class A	10,342	351
	MidWestOne Financial Group Inc.	10,700	346
*	Franklin BSP Realty Trust Inc.	23,021	344
	Oppenheimer Holdings Inc. Class A	7,396	343
[2]	Orchid Island Capital Inc.	75,915	342
	Sculptor Capital Management Inc. Class A	15,482	331
	Metrocity Bankshares Inc.	12,006	331
	CBTX Inc.	11,252	326
	Capstar Financial Holdings Inc.	15,265	321
	Financial Institutions Inc.	10,038	319
*	Root Inc. Class A	99,200	308
*	EZCORP Inc. Class A	41,670	307
	West Bancorp Inc.	9,617	299
*	Howard Bancorp Inc.	12,984	283
*	Southern First Bancshares Inc.	4,512	282
	Curo Group Holdings Corp.	17,313	277
	Enterprise Bancorp Inc.	6,024	271

Balanced Index Fund
		Shares	Market Value• ($000)
*	Professional Holding Corp. Class A	14,100	270
	CNB Financial Corp.	10,149	269
*	BayCom Corp.	14,250	267
	Southern Missouri Bancorp Inc.	5,023	262
	Ames National Corp.	10,700	262
	Level One Bancorp Inc.	6,551	258
	Capital City Bank Group Inc.	9,619	254
	Blue Ridge Bankshares Inc.	14,200	254
	Old Second Bancorp Inc.	20,067	253
	First Internet Bancorp	5,320	250
	MVB Financial Corp.	6,021	250
	PCSB Financial Corp.	13,132	250
*	Romeo Power Inc.	68,600	250
	Guaranty Bancshares Inc.	6,616	249
	Civista Bancshares Inc.	10,116	247
*	Coastal Financial Corp.	4,840	245
	Alerus Financial Corp.	8,341	244
	Greenhill & Co. Inc.	13,600	244
	Macatawa Bank Corp.	27,543	243
	Home Bancorp Inc.	5,803	241
	American National Bankshares Inc.	6,302	237
	SmartFinancial Inc.	8,647	237
	Five Star Bancorp	7,900	237
*	California Bancorp	11,800	236
	Richmond Mutual Bancorp Inc.	14,600	235
	Amalgamated Financial Corp.	13,999	235
	Community Financial Corp.	5,956	234
	PCB Bancorp	10,610	233
	Eagle Bancorp Montana Inc.	10,100	232
	Sierra Bancorp	8,494	231
	Citizens & Northern Corp.	8,811	230
	First Bancorp Inc.	7,333	230
	Peoples Financial Services Corp.	4,308	227
	Investors Title Co.	1,135	224
	ChoiceOne Financial Services Inc.	8,370	222
*	MainStreet Bancshares Inc.	8,911	219
	AG Mortgage Investment Trust Inc.	21,166	217
	Luther Burbank Corp.	15,347	215
	Tiptree Inc. Class A	15,559	215
*	FVCBankcorp Inc.	10,750	213
		Shares	Market Value• ($000)
	Hawthorn Bancshares Inc.	8,220	212
*	Greenlight Capital Re Ltd. Class A	27,050	212
	Farmers & Merchants Bancorp Inc.	6,384	210
	Great Ajax Corp.	15,903	209
*	GoHealth Inc. Class A	54,500	207
	FNCB Bancorp Inc.	22,643	206
	FS Bancorp Inc.	6,138	206
	Marlin Business Services Corp.	8,800	205
*	Republic First Bancorp Inc.	54,003	201
	LCNB Corp.	10,252	200
	Primis Financial Corp.	13,308	200
*	MetroMile Inc.	90,900	199
	Virginia National Bankshares Corp.	5,321	197
	Northeast Bank	5,474	196
	Summit Financial Group Inc.	7,124	196
	Central Valley Community Bancorp	9,286	193
	Red River Bancshares Inc.	3,606	193
	Manhattan Bridge Capital Inc.	34,560	190
	AFC Gamma Inc.	8,300	189
	Northrim Bancorp Inc.	4,327	188
	Evans Bancorp Inc.	4,577	184
*	MarketWise Inc.	24,300	183
	Shore Bancshares Inc.	8,614	180
*	Pioneer Bancorp Inc.	15,418	175
	Manning & Napier Inc. Class A	20,773	173
	South Plains Financial Inc.	6,236	173
	Franklin Financial Services Corp.	5,214	172
	First Bank	11,738	170
*	Citizens Inc. Class A	31,480	167
	Independence Holding Co.	2,858	162
	Fidelity D&D Bancorp Inc.	2,713	160
*	Ocwen Financial Corp.	4,011	160
	Codorus Valley Bancorp Inc.	7,091	153
	First Northwest Bancorp	7,546	153
	United Security Bancshares	18,866	153
	National Bankshares Inc.	4,164	151
*,2	Hagerty Inc. Class A	10,600	150
	ACNB Corp.	4,637	145
*,2	SurgePays Inc.	71,336	144

Balanced Index Fund
		Shares	Market Value• ($000)
*	Doma Holdings Inc.	27,800	141
	Pzena Investment Management Inc. Class A	14,523	138
	BCB Bancorp Inc.	8,673	134
	Orrstown Financial Services Inc.	5,232	132
	Western New England Bancorp Inc.	14,848	130
*	Trean Insurance Group Inc.	14,300	127
	First Business Financial Services Inc.	4,314	126
	Middlefield Banc Corp.	5,094	126
	First Financial Northwest Inc.	7,628	123
	Crawford & Co. Class A	16,065	120
	Western Asset Mortgage Capital Corp.	56,301	119
	BankFinancial Corp.	10,939	117
	Chemung Financial Corp.	2,549	117
	Lument Finance Trust Inc.	30,449	117
*	Esquire Financial Holdings Inc.	3,649	115
*	Medallion Financial Corp.	19,864	115
	Riverview Bancorp Inc.	14,806	114
	Territorial Bancorp Inc.	4,529	114
	Investar Holding Corp.	6,106	112
*	Maiden Holdings Ltd.	35,700	109
	Parke Bancorp Inc.	5,084	108
	OP Bancorp	8,347	107
	Bank of Princeton	3,544	104
	Sachem Capital Corp.	17,836	104
	Ellington Residential Mortgage REIT	9,773	102
	Penns Woods Bancorp Inc.	4,312	102
	ESSA Bancorp Inc.	5,800	101
	First Community Corp.	4,821	100
*	NI Holdings Inc.	5,165	98
	First Guaranty Bancshares Inc.	4,784	97
	Norwood Financial Corp.	3,727	97
	Timberland Bancorp Inc.	3,406	94
*	Safeguard Scientifics Inc.	12,586	93
	Associated Capital Group Inc. Class A	2,140	92
	Greene County Bancorp Inc.	2,506	92
	Bankwell Financial Group Inc.	2,772	91
	C&F Financial Corp.	1,671	86
		Shares	Market Value• ($000)
	SB Financial Group Inc.	4,383	85
*	Hippo Holdings Inc.	30,075	85
	Donegal Group Inc. Class A	5,852	84
	1st Constitution Bancorp	3,259	84
	Unity Bancorp Inc.	3,156	83
	Nexpoint Real Estate Finance Inc.	4,115	79
	Provident Bancorp Inc.	4,080	76
*	BM Technologies Inc.	7,778	72
	Prudential Bancorp Inc.	5,160	70
*	Sterling Bancorp Inc.	12,013	69
*	Security National Financial Corp. Class A	7,430	68
*	ACRES Commercial Realty Corp.	5,440	68
*	Consumer Portfolio Services Inc.	5,489	65
	Westwood Holdings Group Inc.	3,791	64
	HBT Financial Inc.	3,343	63
	Cherry Hill Mortgage Investment Corp.	6,865	57
	Federal Agricultural Mortgage Corp. Class A	484	57
	First Savings Financial Group Inc.	2,109	56
*	Malvern Bancorp Inc.	3,581	56
	Provident Financial Holdings Inc.	3,235	54
	Angel Oak Mortgage Inc.	3,309	54
	First United Corp.	2,828	53
	Peoples Bancorp of North Carolina Inc.	1,927	53
	United Fire Group Inc.	2,175	50
	CB Financial Services Inc.	2,000	48
	First Capital Inc.	1,200	48
	Silvercrest Asset Management Group Inc. Class A	2,679	46
	Bank7 Corp.	1,874	43
	US Global Investors Inc. Class A	9,831	43
	Plumas Bancorp	1,230	42
*	LM Funding America Inc.	7,984	39
*	P10 Inc. Class A	2,535	35
	AmeriServ Financial Inc.	8,751	34
*	Sunlight Financial Holdings Inc.	6,855	33
	Hennessy Advisors Inc.	2,219	24
	Union Bankshares Inc.	804	23
	Meridian Corp.	591	22

Balanced Index Fund
		Shares	Market Value• ($000)
*	Great Elm Group Inc.	10,698	22
	Capital Bancorp Inc.	594	16
*	Elevate Credit Inc.	5,276	16
*	First Western Financial Inc.	400	12
*	Impac Mortgage Holdings Inc.	10,822	12
*	Nicholas Financial Inc.	983	12
	Sound Financial Bancorp Inc.	195	9
*	NeuroOne Medical Technologies Corp.	4,608	9
*	USCB Financial Holdings Inc.	587	8
*	FedNat Holding Co.	4,599	6
*	HV Bancorp Inc.	292	6
*	Affinity Bancshares Inc.	367	6
*	Finwise Bancorp	344	5
*	FG Financial Group Inc.	1,083	4
*	Broadway Financial Corp.	546	1
			4,060,572
Health Care (7.8%)
	UnitedHealth Group Inc.	727,890	365,503
	Johnson & Johnson	2,024,684	346,363
	Pfizer Inc.	4,339,447	256,244
	Thermo Fisher Scientific Inc.	304,472	203,156
	Abbott Laboratories	1,367,180	192,417
	AbbVie Inc.	1,366,145	184,976
	Eli Lilly & Co.	665,708	183,882
	Danaher Corp.	494,901	162,827
	Merck & Co. Inc.	1,953,145	149,689
	Medtronic plc	1,039,819	107,569
	Bristol-Myers Squibb Co.	1,720,358	107,264
*	Intuitive Surgical Inc.	276,497	99,345
	Amgen Inc.	435,248	97,918
	Zoetis Inc.	367,054	89,572
	Anthem Inc.	187,851	87,076
	Gilead Sciences Inc.	968,742	70,340
	Stryker Corp.	254,909	68,168
*	Moderna Inc.	266,397	67,660
*	Edwards Lifesciences Corp.	484,081	62,713
	Cigna Corp.	256,315	58,858
	Becton Dickinson & Co.	220,210	55,378
*	Regeneron Pharmaceuticals Inc.	77,716	49,079
*	Boston Scientific Corp.	1,106,881	47,020
	HCA Healthcare Inc.	180,479	46,369
	Humana Inc.	99,624	46,212
*	Illumina Inc.	120,992	46,030
*	IDEXX Laboratories Inc.	65,818	43,339
*	Vertex Pharmaceuticals Inc.	196,817	43,221
		Shares	Market Value• ($000)
*	IQVIA Holdings Inc.	148,871	42,002
*	Dexcom Inc.	75,128	40,340
*	Align Technology Inc.	58,069	38,162
	Agilent Technologies Inc.	234,808	37,487
*	Centene Corp.	452,850	37,315
	Baxter International Inc.	389,246	33,413
	ResMed Inc.	113,407	29,540
*	Veeva Systems Inc. Class A	107,828	27,548
*	Biogen Inc.	113,690	27,277
	West Pharmaceutical Services Inc.	57,852	27,133
*	Laboratory Corp. of America Holdings	74,281	23,340
	Cerner Corp.	228,443	21,216
	Zimmer Biomet Holdings Inc.	163,307	20,747
*	Horizon Therapeutics plc	176,863	19,059
	PerkinElmer Inc.	93,512	18,802
	STERIS plc	74,642	18,169
*	Catalent Inc.	133,537	17,097
*	Seagen Inc.	106,561	16,474
	Quest Diagnostics Inc.	95,137	16,460
*	Avantor Inc.	389,100	16,397
	Cooper Cos. Inc.	38,163	15,988
*	Alnylam Pharmaceuticals Inc.	93,164	15,799
	Bio-Techne Corp.	30,477	15,767
*	Charles River Laboratories International Inc.	39,538	14,897
*	Hologic Inc.	193,813	14,838
*	Molina Healthcare Inc.	45,704	14,538
*	Insulet Corp.	52,459	13,958
	Viatris Inc.	946,855	12,811
*	BioMarin Pharmaceutical Inc.	143,522	12,680
*	Bio-Rad Laboratories Inc. Class A	16,301	12,317
*	ABIOMED Inc.	33,877	12,168
	Teleflex Inc.	36,863	12,109
*	Masimo Corp.	38,619	11,307
	Cardinal Health Inc.	213,907	11,014
*	Repligen Corp.	40,880	10,827
*	Incyte Corp.	145,635	10,690
*	Exact Sciences Corp.	134,048	10,433
*	Teladoc Health Inc.	110,442	10,141
*	Elanco Animal Health Inc.	352,405	10,001
	Royalty Pharma plc Class A	249,147	9,929
	DENTSPLY SIRONA Inc.	171,226	9,553
*	10X Genomics Inc. Class A	64,105	9,549
*	Novavax Inc.	58,917	8,429
*	Syneos Health Inc.	81,308	8,349

Balanced Index Fund
		Shares	Market Value• ($000)
*	Henry Schein Inc.	107,244	8,315
*	Penumbra Inc.	27,389	7,869
*	United Therapeutics Corp.	35,090	7,582
*	Guardant Health Inc.	74,779	7,479
*	Tandem Diabetes Care Inc.	48,374	7,281
	Universal Health Services Inc. Class B	54,453	7,060
*	Tenet Healthcare Corp.	82,587	6,747
	Bruker Corp.	78,306	6,571
	Chemed Corp.	12,005	6,351
*	Neurocrine Biosciences Inc.	74,062	6,308
*	Natera Inc.	65,782	6,143
*	Omnicell Inc.	33,920	6,121
*	Intellia Therapeutics Inc.	51,638	6,106
	Organon & Co.	198,184	6,035
*	Jazz Pharmaceuticals plc	45,496	5,796
*	Sarepta Therapeutics Inc.	64,239	5,785
*	Envista Holdings Corp.	127,962	5,766
*	Mirati Therapeutics Inc.	38,568	5,658
*	DaVita Inc.	47,793	5,437
*	Arrowhead Pharmaceuticals Inc.	79,044	5,241
*	Novocure Ltd.	69,676	5,231
	Encompass Health Corp.	77,791	5,077
*	Medpace Holdings Inc.	22,875	4,979
*	Blueprint Medicines Corp.	45,871	4,913
*	Shockwave Medical Inc.	26,535	4,732
*	Inspire Medical Systems Inc.	20,063	4,616
*	Exelixis Inc.	249,428	4,560
*	Globus Medical Inc. Class A	61,883	4,468
*	Halozyme Therapeutics Inc.	109,864	4,418
*	Arena Pharmaceuticals Inc.	46,793	4,349
*	Acadia Healthcare Co. Inc.	71,294	4,328
*	Amedisys Inc.	25,876	4,189
*	Ultragenyx Pharmaceutical Inc.	49,084	4,127
	Perrigo Co. plc	105,409	4,100
*	Integra LifeSciences Holdings Corp.	57,964	3,883
	Premier Inc. Class A	94,291	3,882
*	Neogen Corp.	83,534	3,793
*	Fate Therapeutics Inc.	63,965	3,743
*	ICU Medical Inc.	15,603	3,703
*	Quidel Corp.	27,119	3,661
		Shares	Market Value• ($000)
*	Maravai LifeSciences Holdings Inc. Class A	85,735	3,592
*	agilon health Inc.	130,641	3,527
	Ensign Group Inc.	41,909	3,519
*	STAAR Surgical Co.	37,070	3,384
*	Pacific Biosciences of California Inc.	160,575	3,285
*	LHC Group Inc.	23,642	3,244
*	Option Care Health Inc.	113,567	3,230
	CONMED Corp.	22,493	3,189
*	Beam Therapeutics Inc.	39,611	3,157
*	Intra-Cellular Therapies Inc.	59,584	3,119
*	Alkermes plc	130,658	3,039
*	Apellis Pharmaceuticals Inc.	63,291	2,992
*	Ionis Pharmaceuticals Inc.	97,727	2,974
*	NeoGenomics Inc.	87,102	2,972
*	HealthEquity Inc.	66,826	2,956
*	Oak Street Health Inc.	86,603	2,870
*	Denali Therapeutics Inc.	63,172	2,817
*	Cytokinetics Inc.	61,453	2,801
*	Adaptive Biotechnologies Corp.	95,724	2,686
*	R1 RCM Inc.	104,602	2,666
*	Twist Bioscience Corp.	34,055	2,636
*	Vir Biotechnology Inc.	62,706	2,625
*	Merit Medical Systems Inc.	41,563	2,589
*	Arvinas Inc.	31,494	2,587
*	Progyny Inc.	50,712	2,553
	Owens & Minor Inc.	57,373	2,496
*	Amicus Therapeutics Inc.	215,043	2,484
*	Invitae Corp.	162,468	2,481
*	Insmed Inc.	90,806	2,474
	Select Medical Holdings Corp.	83,545	2,456
*	iRhythm Technologies Inc.	20,527	2,416
*	Prestige Consumer Healthcare Inc.	39,699	2,408
*	Integer Holdings Corp.	27,169	2,325
*	Karuna Therapeutics Inc.	17,747	2,325
*	AtriCure Inc.	32,970	2,292
*	PTC Therapeutics Inc.	56,936	2,268
*	Certara Inc.	79,316	2,254
*	ACADIA Pharmaceuticals Inc.	96,465	2,251
*	Zentalis Pharmaceuticals Inc.	26,401	2,219
*	Haemonetics Corp.	41,619	2,207
*	Warby Parker Inc. Class A	47,324	2,203
*	Veracyte Inc.	53,419	2,201
*	Inari Medical Inc.	23,634	2,157

Balanced Index Fund
		Shares	Market Value• ($000)
*	Nevro Corp.	26,322	2,134
*	NuVasive Inc.	40,501	2,125
*	Apollo Medical Holdings Inc.	28,897	2,123
*	Kodiak Sciences Inc.	24,897	2,111
*	Nektar Therapeutics	151,005	2,040
*	Ligand Pharmaceuticals Inc.	13,152	2,031
*	1Life Healthcare Inc.	114,893	2,019
*	Pacira BioSciences Inc.	33,454	2,013
*	Ortho Clinical Diagnostics Holdings plc	92,739	1,984
	Patterson Cos. Inc.	67,060	1,968
*	Xencor Inc.	48,973	1,965
*	BioCryst Pharmaceuticals Inc.	140,809	1,950
*	Iovance Biotherapeutics Inc.	99,947	1,908
*	CareDx Inc.	41,759	1,899
*	TG Therapeutics Inc.	98,767	1,877
*	Sotera Health Co.	78,231	1,842
*	GoodRx Holdings Inc. Class A	56,002	1,830
*	MEDNAX Inc.	65,446	1,781
*	Doximity Inc. Class A	35,359	1,773
*	Sage Therapeutics Inc.	41,348	1,759
*	Emergent BioSolutions Inc.	39,912	1,735
*	Surgery Partners Inc.	30,873	1,649
*	Agios Pharmaceuticals Inc.	49,588	1,630
*	Evolent Health Inc. Class A	57,899	1,602
*	Myriad Genetics Inc.	57,956	1,600
*	Outset Medical Inc.	34,549	1,592
*	ChemoCentryx Inc.	43,416	1,581
*	Glaukos Corp.	34,543	1,535
*	Relay Therapeutics Inc.	49,945	1,534
*	Axonics Inc.	27,239	1,525
*	Arcus Biosciences Inc.	37,550	1,520
*	NanoString Technologies Inc.	35,956	1,518
*	Fulgent Genetics Inc.	15,018	1,511
*	Kymera Therapeutics Inc.	23,679	1,503
*	Global Blood Therapeutics Inc.	51,225	1,499
*	IVERIC bio Inc.	88,614	1,482
*	REVOLUTION Medicines Inc.	58,441	1,471
*	Lantheus Holdings Inc.	50,813	1,468
*	Heska Corp.	8,036	1,466
*	Corcept Therapeutics Inc.	73,703	1,459
*	Travere Therapeutics Inc.	46,950	1,457
		Shares	Market Value• ($000)
*	ModivCare Inc.	9,812	1,455
*	SpringWorks Therapeutics Inc.	23,306	1,445
*	Codexis Inc.	46,017	1,439
*	Editas Medicine Inc.	54,137	1,437
*	Vericel Corp.	36,244	1,424
*	Turning Point Therapeutics Inc.	29,516	1,408
*	AdaptHealth Corp. Class A	57,535	1,407
*	Community Health Systems Inc.	104,756	1,394
*	Celldex Therapeutics Inc.	36,000	1,391
*	Avanos Medical Inc.	40,014	1,387
*	Bridgebio Pharma Inc.	82,622	1,378
*	CorVel Corp.	6,585	1,370
*	OPKO Health Inc.	283,861	1,365
*	Health Catalyst Inc.	34,173	1,354
*	Phreesia Inc.	31,922	1,330
*	Cerevel Therapeutics Holdings Inc.	39,300	1,274
*	Avid Bioservices Inc.	43,517	1,270
*,2	Cassava Sciences Inc.	28,700	1,254
*	Ironwood Pharmaceuticals Inc. Class A	107,020	1,248
*	ImmunoGen Inc.	166,161	1,233
*	Supernus Pharmaceuticals Inc.	40,997	1,195
*	Addus HomeCare Corp.	12,566	1,175
*	Protagonist Therapeutics Inc.	33,765	1,155
*	Silk Road Medical Inc.	26,751	1,140
*	Multiplan Corp.	257,400	1,140
*,2	Ginkgo Bioworks Holdings Inc.	135,810	1,129
*	Dynavax Technologies Corp.	79,261	1,115
*	BioLife Solutions Inc.	29,559	1,102
*	RadNet Inc.	36,356	1,095
*	Enanta Pharmaceuticals Inc.	14,469	1,082
*	Krystal Biotech Inc.	15,447	1,081
*	Sana Biotechnology Inc.	69,018	1,068
*	Harmony Biosciences Holdings Inc.	24,670	1,052
*	Quanterix Corp.	24,560	1,041
	Healthcare Services Group Inc.	58,412	1,039
*	C4 Therapeutics Inc.	31,822	1,025
*	Atara Biotherapeutics Inc.	64,886	1,023
*,2	Sorrento Therapeutics Inc.	219,776	1,022
*	Accolade Inc.	37,810	997

Balanced Index Fund
		Shares	Market Value• ($000)
*	Recursion Pharmaceuticals Inc. Class A	57,932	992
*	Cerus Corp.	145,208	989
*	Cano Health Inc.	108,304	965
*	Anavex Life Sciences Corp.	55,577	964
*	Coherus Biosciences Inc.	60,235	961
*	Privia Health Group Inc.	37,138	961
	US Physical Therapy Inc.	9,960	952
*	REGENXBIO Inc.	28,991	948
*	Prometheus Biosciences Inc.	23,715	938
*	Varex Imaging Corp.	29,662	936
*	Crinetics Pharmaceuticals Inc.	32,549	925
*	FibroGen Inc.	65,127	918
*	Revance Therapeutics Inc.	55,192	901
*	Tivity Health Inc.	33,514	886
*	MannKind Corp.	202,620	885
*	Inovio Pharmaceuticals Inc.	175,516	876
*	AngioDynamics Inc.	31,392	866
*,2	Senseonics Holdings Inc.	324,200	866
*	Inhibrx Inc.	19,765	863
*	Nurix Therapeutics Inc.	29,820	863
*	Axsome Therapeutics Inc.	22,706	858
*	Clover Health Investments Corp. Class A	230,600	858
	Atrion Corp.	1,196	843
*	Seer Inc. Class A	36,017	822
*	Nuvation Bio Inc.	96,553	821
*	Alignment Healthcare Inc.	58,089	817
*	American Well Corp. Class A	134,427	812
*	Allogene Therapeutics Inc.	54,133	808
*	Rocket Pharmaceuticals Inc.	36,880	805
*	Syndax Pharmaceuticals Inc.	36,687	803
*	Magellan Health Inc.	8,363	794
*	Alector Inc.	38,347	792
	LeMaitre Vascular Inc.	15,395	773
*,2	Butterfly Network Inc.	114,143	764
*	Morphic Holding Inc.	16,100	763
*	Amphastar Pharmaceuticals Inc.	32,577	759
*	NextGen Healthcare Inc.	42,598	758
*	Brookdale Senior Living Inc.	146,031	754
		Shares	Market Value• ($000)
*	Castle Biosciences Inc.	17,567	753
*	iTeos Therapeutics Inc.	16,182	753
*	MacroGenics Inc.	46,700	750
*	ViewRay Inc.	134,216	740
*	Natus Medical Inc.	31,072	737
*	Heron Therapeutics Inc.	78,614	718
*	Intersect ENT Inc.	26,064	712
*	Innoviva Inc.	41,215	711
*	Kura Oncology Inc.	50,715	710
*	OptimizeRx Corp.	11,439	710
*	Arcturus Therapeutics Holdings Inc.	19,143	708
*	Endo International plc	187,335	704
*	Instil Bio Inc.	41,166	704
	National HealthCare Corp.	10,338	702
*	OrthoPediatrics Corp.	11,689	700
*	Meridian Bioscience Inc.	34,159	697
*	Pulmonx Corp.	21,458	688
*	Avidity Biosciences Inc.	28,875	686
*	Berkeley Lights Inc.	37,687	685
*,2	Ocugen Inc.	150,100	683
*	Madrigal Pharmaceuticals Inc.	8,030	680
*	MaxCyte Inc.	66,640	679
*	Zogenix Inc.	41,447	674
*	Agiliti Inc.	28,916	670
*	Keros Therapeutics Inc.	11,369	665
*,2	Bionano Genomics Inc.	222,000	664
*	CryoLife Inc.	32,432	660
*	Vanda Pharmaceuticals Inc.	41,986	659
*	Bluebird Bio Inc.	65,600	655
*	Aclaris Therapeutics Inc.	44,964	654
*	HealthStream Inc.	24,591	648
*	Sangamo Therapeutics Inc.	86,053	645
*	Vaxcyte Inc.	27,032	643
	National Research Corp.	15,398	639
*	Joint Corp.	9,539	627
*	Hims & Hers Health Inc.	94,600	620
*	Inotiv Inc.	14,694	618
*	Cardiovascular Systems Inc.	32,605	612
*	Hanger Inc.	33,589	609
*	Inogen Inc.	17,882	608
*	Replimune Group Inc.	22,443	608
*	Scholar Rock Holding Corp.	24,294	603
*	AnaptysBio Inc.	17,100	594
*	Surmodics Inc.	12,342	594
*	RAPT Therapeutics Inc.	16,085	591
*	Reata Pharmaceuticals Inc. Class A	21,633	570

Balanced Index Fund
		Shares	Market Value• ($000)
*	Day One Biopharmaceuticals Inc.	33,661	567
*,2	Vaxart Inc.	88,300	554
*	OraSure Technologies Inc.	61,474	534
*	Gossamer Bio Inc.	47,085	533
*	Orthofix Medical Inc.	17,120	532
*	Definitive Healthcare Corp. Class A	19,292	527
*	Agenus Inc.	161,917	521
*	PMV Pharmaceuticals Inc.	22,524	520
*	Antares Pharma Inc.	145,010	518
*	Gritstone bio Inc.	39,937	514
*	Theravance Biopharma Inc.	46,501	514
*	Cutera Inc.	12,390	512
*	Triple-S Management Corp. Class B	14,094	503
*	PetIQ Inc. Class A	21,893	497
*	Apria Inc.	15,201	496
*	Ideaya Biosciences Inc.	20,767	491
*	Pennant Group Inc.	21,097	487
*	Praxis Precision Medicines Inc.	24,467	482
*	Eagle Pharmaceuticals Inc.	9,445	481
*	Anika Therapeutics Inc.	13,242	474
*	Organogenesis Holdings Inc. Class A	51,218	473
*	Alphatec Holdings Inc.	41,167	471
*	SI-BONE Inc.	21,195	471
*	2seventy bio Inc.	18,244	468
*	Kezar Life Sciences Inc.	27,667	463
*	Relmada Therapeutics Inc.	20,489	462
*	Arcutis Biotherapeutics Inc.	22,106	458
*	Collegium Pharmaceutical Inc.	24,298	454
*	Sutro Biopharma Inc.	30,272	450
*	NGM Biopharmaceuticals Inc.	24,958	442
*	Adicet Bio Inc.	25,167	440
*	BioAtla Inc.	22,308	438
*	Chinook Therapeutics Inc.	26,644	435
*	Design Therapeutics Inc.	19,979	428
*	UFP Technologies Inc.	6,036	424
*	Y-mAbs Therapeutics Inc.	25,975	421
*	Kronos Bio Inc.	30,839	419
*	ImmunityBio Inc.	68,635	417
*	Verve Therapeutics Inc.	11,320	417
		Shares	Market Value• ($000)
*	Catalyst Pharmaceuticals Inc.	61,500	416
*	Atea Pharmaceuticals Inc.	46,519	416
*	ANI Pharmaceuticals Inc.	8,894	410
*	Ocular Therapeutix Inc.	58,771	410
*	Cara Therapeutics Inc.	33,414	407
*	4D Molecular Therapeutics Inc.	18,526	406
*	Intercept Pharmaceuticals Inc.	24,800	404
*	Amneal Pharmaceuticals Inc.	81,700	391
*	Viridian Therapeutics Inc.	19,741	390
*	Rhythm Pharmaceuticals Inc.	38,261	382
*	Computer Programs & Systems Inc.	12,734	373
*	Pliant Therapeutics Inc.	27,456	371
*	Albireo Pharma Inc.	15,900	370
*	Talaris Therapeutics Inc.	24,089	368
*	Chimerix Inc.	57,135	367
*	Karyopharm Therapeutics Inc.	56,638	364
*	Tricida Inc.	37,700	360
*	ORIC Pharmaceuticals Inc.	24,507	360
*	TransMedics Group Inc.	18,731	359
*	Fulcrum Therapeutics Inc.	20,212	358
*	Stoke Therapeutics Inc.	14,884	357
*	Athira Pharma Inc.	26,677	348
*	Edgewise Therapeutics Inc.	22,791	348
*	Rubius Therapeutics Inc.	35,800	347
*	Immunovant Inc.	40,700	347
*	Cullinan Oncology Inc.	22,492	347
*	Forma Therapeutics Holdings Inc.	24,215	344
*,2	Clovis Oncology Inc.	126,700	343
*	Aerie Pharmaceuticals Inc.	47,900	336
*	Bioventus Inc. Class A	23,179	336
*	Geron Corp.	272,053	332
*	Marinus Pharmaceuticals Inc.	27,908	332
*	MiMedx Group Inc.	55,000	332
*	Deciphera Pharmaceuticals Inc.	33,810	330
*	Checkpoint Therapeutics Inc.	105,825	329
*	Mersana Therapeutics Inc.	52,904	329
*	Personalis Inc.	22,769	325
*	Altimmune Inc.	35,370	324

Balanced Index Fund
		Shares	Market Value• ($000)
*	Homology Medicines Inc.	87,700	319
*	SeaSpine Holdings Corp.	23,457	319
*	Aadi Bioscience Inc.	13,200	319
*	Omeros Corp.	49,283	317
*	Rigel Pharmaceuticals Inc.	119,340	316
*	Curis Inc.	66,098	315
*	Seres Therapeutics Inc.	37,775	315
*	Lineage Cell Therapeutics Inc.	128,266	314
	Phibro Animal Health Corp. Class A	15,356	314
*	Sight Sciences Inc.	17,683	311
*	Avita Medical Inc.	25,856	310
*	Akero Therapeutics Inc.	14,617	309
	Utah Medical Products Inc.	3,090	309
*	Spero Therapeutics Inc.	19,238	308
*	Singular Genomics Systems Inc.	26,684	308
*	Tactile Systems Technology Inc.	16,140	307
*	908 Devices Inc.	11,858	307
*	KalVista Pharmaceuticals Inc.	23,051	305
*	Vapotherm Inc.	14,711	305
*	DermTech Inc.	19,000	300
*	Allakos Inc.	30,574	299
*	InfuSystem Holdings Inc.	17,567	299
*	Radius Health Inc.	43,070	298
*	Imago Biosciences Inc.	12,579	298
*	Allovir Inc.	22,947	297
*	VistaGen Therapeutics Inc.	151,563	296
*	Treace Medical Concepts Inc.	15,840	295
*	Tabula Rasa HealthCare Inc.	19,595	294
*	Selecta Biosciences Inc.	90,109	294
*	Accuray Inc.	61,258	292
*	Dyne Therapeutics Inc.	24,345	289
*	Cue Biopharma Inc.	25,288	286
*	Viking Therapeutics Inc.	61,875	285
*	LifeStance Health Group Inc.	29,884	284
*	BioDelivery Sciences International Inc.	91,333	283
*	Bioxcel Therapeutics Inc.	13,911	283
*	Phathom Pharmaceuticals Inc.	14,260	280
*	ALX Oncology Holdings Inc.	13,029	280
*	SomaLogic Inc.	24,014	280
		Shares	Market Value• ($000)
*	Adverum Biotechnologies Inc.	156,400	275
*	Apyx Medical Corp.	21,359	274
*	Axogen Inc.	29,257	274
*	Precigen Inc.	73,808	274
*	Akebia Therapeutics Inc.	119,228	269
*	Frequency Therapeutics Inc.	52,100	267
*	Sierra Oncology Inc.	12,300	267
*	EyePoint Pharmaceuticals Inc.	21,612	265
*	Akoya Biosciences Inc.	17,202	263
*	Aligos Therapeutics Inc.	21,969	261
*	23andMe Holding Co.	38,500	256
*	Verastem Inc.	123,360	253
*	Optinose Inc.	155,600	252
*,2	CTI BioPharma Corp.	101,176	251
*	MEI Pharma Inc.	93,726	250
*	Kiniksa Pharmaceuticals Ltd. Class A	21,265	250
*	Olema Pharmaceuticals Inc.	26,604	249
*	Vera Therapeutics Inc. Class A	9,252	247
*	Dare Bioscience Inc.	122,500	245
*	Arbutus Biopharma Corp.	62,345	243
*	Passage Bio Inc.	38,001	241
*	Cortexyme Inc.	18,900	239
*	Esperion Therapeutics Inc.	47,475	237
*	Precision BioSciences Inc.	31,777	235
*	Applied Molecular Transport Inc.	16,784	235
*,2	Xeris Biopharma Holdings Inc.	79,815	234
*	Foghorn Therapeutics Inc.	10,206	233
*	Zomedica Corp.	759,400	233
*	Provention Bio Inc.	41,033	231
*	G1 Therapeutics Inc.	22,493	230
*	DICE Therapeutics Inc.	9,000	228
*	Tenaya Therapeutics Inc.	11,999	227
*	CEL-SCI Corp.	31,842	226
*	Ikena Oncology Inc.	18,053	226
*	Asensus Surgical Inc.	202,501	225
*	Caribou Biosciences Inc.	14,884	225
*	Poseida Therapeutics Inc.	32,859	224
*	Semler Scientific Inc.	2,400	220
*	Cymabay Therapeutics Inc.	63,502	215
*,2	SmileDirectClub Inc. Class A	90,900	214
*	Stereotaxis Inc.	34,516	214
*,2	Erasca Inc.	13,761	214

Balanced Index Fund
		Shares	Market Value• ($000)
*	Aveanna Healthcare Holdings Inc.	28,788	213
*	Fluidigm Corp.	54,000	212
*	Finch Therapeutics Group Inc.	21,220	212
*	Shattuck Labs Inc.	24,751	211
*	Jounce Therapeutics Inc.	24,864	208
*	SIGA Technologies Inc.	27,490	207
*	89bio Inc.	15,864	207
*	Harpoon Therapeutics Inc.	27,100	205
*	Mirum Pharmaceuticals Inc.	12,837	205
*	Zynex Inc.	20,458	204
*	Lexicon Pharmaceuticals Inc.	51,632	203
*	Co-Diagnostics Inc.	22,573	202
*	Codiak Biosciences Inc.	18,019	201
*	Acumen Pharmaceuticals Inc.	29,773	201
*	CytomX Therapeutics Inc.	46,219	200
*	Sema4 Holdings Corp.	44,435	198
*	Aerovate Therapeutics Inc.	16,663	196
*,1	PDL BioPharma Inc.	78,003	193
*	ZIOPHARM Oncology Inc.	176,915	193
*	CVRx Inc.	15,660	192
*	Generation Bio Co.	26,818	190
*	SQZ Biotechnologies Co.	21,128	189
*	Oyster Point Pharma Inc.	10,086	184
*	Sientra Inc.	50,000	183
*	Lucira Health Inc.	21,208	183
*,2	ADMA Biologics Inc.	129,071	182
*	Harvard Bioscience Inc.	25,649	181
*	Infinity Pharmaceuticals Inc.	80,200	180
*	Kinnate Biopharma Inc.	10,167	180
*,2	Leap Therapeutics Inc.	55,143	179
*	Durect Corp.	180,792	178
*	Monte Rosa Therapeutics Inc.	8,728	178
*	Icosavax Inc.	7,790	178
*	ChromaDex Corp.	47,403	177
*	Aldeyra Therapeutics Inc.	43,700	175
*	Tyra Biosciences Inc.	12,400	174
*	Apollo Endosurgery Inc.	20,415	172
*	Enzo Biochem Inc.	53,422	171
*,2	Lyell Immunopharma Inc.	22,126	171
*	KemPharm Inc.	19,400	169
*	Alpha Teknova Inc.	8,236	169
		Shares	Market Value• ($000)
*	Cogent Biosciences Inc.	19,553	168
*	Cytek Biosciences Inc.	10,318	168
*	Janux Therapeutics Inc.	8,474	167
*	Epizyme Inc.	66,376	166
*	Matinas BioPharma Holdings Inc.	164,758	166
*	9 Meters Biopharma Inc.	169,534	166
*	Evolus Inc.	25,400	165
*	Paratek Pharmaceuticals Inc.	36,785	165
*,2	Citius Pharmaceuticals Inc.	106,287	164
*	Signify Health Inc. Class A	11,548	164
*	IGM Biosciences Inc.	5,561	163
*	Annexon Inc.	14,204	163
*,2	Ardelyx Inc.	146,000	161
*	Aeglea BioTherapeutics Inc.	33,281	158
*	Atossa Therapeutics Inc.	98,096	157
*	MyMD Pharmaceuticals Inc.	25,990	157
*	Astria Therapeutics Inc.	29,158	157
*	PDS Biotechnology Corp.	19,304	156
*	Verrica Pharmaceuticals Inc.	16,816	154
*	Enochian Biosciences Inc.	21,000	153
*	Harrow Health Inc.	17,757	153
*	Qualigen Therapeutics Inc.	142,700	153
*	Outlook Therapeutics Inc.	111,564	152
*	Spectrum Pharmaceuticals Inc.	118,300	150
	Forian Inc.	16,600	150
*	Castlight Health Inc. Class B	96,580	149
*	CytoSorbents Corp.	35,641	149
*	Cardiff Oncology Inc.	24,797	149
*,2	Immunome Inc.	11,471	149
*	Beyond Air Inc.	15,642	148
*	aTyr Pharma Inc.	19,720	147
*,2	PhaseBio Pharmaceuticals Inc.	54,300	142
*	Accelerate Diagnostics Inc.	27,042	141
*	PAVmed Inc.	56,600	139
*	ClearPoint Neuro Inc.	12,373	139
*	Graphite Bio Inc.	11,215	139
*	Tango Therapeutics Inc.	12,700	139
*	Oncocyte Corp.	63,657	138
*	Ovid therapeutics Inc.	43,087	138
*	Athersys Inc.	152,037	137

Balanced Index Fund
		Shares	Market Value• ($000)
*	TFF Pharmaceuticals Inc.	15,224	135
*	Nuvalent Inc. Class A	7,066	135
*	Evelo Biosciences Inc.	22,014	134
*	iCAD Inc.	18,133	131
*	Syros Pharmaceuticals Inc.	40,282	131
*	Sio Gene Therapies Inc.	101,900	131
	XBiotech Inc.	11,679	130
*	Immunic Inc.	13,600	130
*	PLx Pharma Inc.	16,010	128
*	Taysha Gene Therapies Inc.	10,918	127
*	Elevation Oncology Inc.	21,141	127
*	Capricor Therapeutics Inc.	43,100	126
*	Molecular Templates Inc.	31,960	125
*	PROCEPT BioRobotics Corp.	5,018	125
*	iRadimed Corp.	2,691	124
*	Palatin Technologies Inc.	238,694	122
*,2	Century Therapeutics Inc.	7,713	122
*	Seelos Therapeutics Inc.	73,332	120
*	Otonomy Inc.	57,340	119
*	Tarsus Pharmaceuticals Inc.	5,270	119
*	Surface Oncology Inc.	24,474	117
*	Actinium Pharmaceuticals Inc.	19,281	116
*	Applied Therapeutics Inc.	12,523	112
*	Sensei Biotherapeutics Inc.	19,290	112
*	Pulse Biosciences Inc.	7,474	111
*	Rapid Micro Biosystems Inc. Class A	10,406	111
*	Retractable Technologies Inc.	15,700	109
*	Viemed Healthcare Inc.	20,899	109
*	Viracta Therapeutics Inc.	29,734	109
*	Zynerba Pharmaceuticals Inc.	37,481	108
*	Magenta Therapeutics Inc.	24,259	107
*	Akouos Inc.	12,445	106
*	Nkarta Inc.	6,914	106
*	Humanigen Inc.	28,100	105
*	Eiger BioPharmaceuticals Inc.	19,995	104
*	Sesen Bio Inc.	128,046	104
*	Synlogic Inc.	42,408	103
*,2	Progenity Inc.	49,399	103
*	Celcuity Inc.	7,727	102
		Shares	Market Value• ($000)
*	Athenex Inc.	74,162	101
*	Exagen Inc.	8,667	101
*	AVEO Pharmaceuticals Inc.	21,170	99
*,2	Conformis Inc.	129,153	98
*	Terns Pharmaceuticals Inc.	13,813	98
*	Clene Inc.	23,900	98
*	Electromed Inc.	7,476	97
*	iBio Inc.	174,700	96
*	Liquidia Corp.	19,729	96
*	Aptinyx Inc. Class A	35,501	95
*	XOMA Corp.	4,561	95
*,2	Vor BioPharma Inc.	8,142	95
*	La Jolla Pharmaceutical Co.	20,200	94
*	TherapeuticsMD Inc.	263,400	94
*	Prelude Therapeutics Inc.	7,538	94
*	Orgenesis Inc.	32,261	93
*	Clearside Biomedical Inc.	33,500	92
*	DiaMedica Therapeutics Inc.	24,554	92
*	SCYNEXIS Inc.	15,090	92
*	Savara Inc.	73,243	91
*	CorMedix Inc.	19,865	90
*	BrainStorm Cell Therapeutics Inc.	22,317	89
*	Aspira Women's Health Inc.	49,767	88
*	Absci Corp.	10,720	88
*	Ampio Pharmaceuticals Inc.	152,721	87
*	FONAR Corp.	5,825	87
*	Neuronetics Inc.	19,481	87
*	Tonix Pharmaceuticals Holding Corp.	244,100	87
*	Heat Biologics Inc.	28,727	87
*	NRX Pharmaceuticals Inc.	18,200	87
*	Avalo Therapeutics Inc.	51,342	87
*	Adagio Therapeutics Inc.	11,806	86
*	Fortress Biotech Inc.	34,017	85
*	Puma Biotechnology Inc.	28,100	85
*	SELLAS Life Sciences Group Inc.	14,905	82
*	Dyadic International Inc.	17,910	81
*	Invacare Corp.	29,423	80
*	NexImmune Inc.	17,304	80
*	GlycoMimetics Inc.	54,900	79
*	Neoleukin Therapeutics Inc.	15,800	76
*	Summit Therapeutics Inc.	28,141	76
*	Celsion Corp.	137,871	74

Balanced Index Fund
		Shares	Market Value• ($000)
*	Oncternal Therapeutics Inc.	32,400	74
*	Decibel Therapeutics Inc.	15,840	74
*	Repro-Med Systems Inc.	24,374	73
*	Angion Biomedica Corp.	25,035	73
*	OpGen Inc.	72,000	72
*	Trevena Inc.	123,816	72
*	Annovis Bio Inc.	4,100	72
*	Alpine Immune Sciences Inc.	5,130	71
*	Cabaletta Bio Inc.	18,792	71
*	ContraFect Corp.	26,913	71
*	Genprex Inc.	54,200	71
*	NeuBase Therapeutics Inc.	25,226	71
*	MediciNova Inc.	25,702	69
*	T2 Biosystems Inc.	134,241	69
*	IntriCon Corp.	4,234	68
*	Hepion Pharmaceuticals Inc.	59,700	68
*	Cidara Therapeutics Inc.	52,829	67
*	Adamis Pharmaceuticals Corp.	109,800	66
*	scPharmaceuticals Inc.	13,000	65
*	Novan Inc.	14,992	63
*	Tela Bio Inc.	4,801	61
*	Applied Genetic Technologies Corp.	31,353	60
*,2	Eton Pharmaceuticals Inc.	13,900	60
*	Bolt Biotherapeutics Inc.	12,305	60
*	Sensus Healthcare Inc.	8,033	58
*	Mustang Bio Inc.	34,227	57
*	Larimar Therapeutics Inc.	5,300	57
*,2	Galectin Therapeutics Inc.	26,902	56
*	IRIDEX Corp.	8,974	55
*	Recro Pharma Inc.	31,949	55
*	Acutus Medical Inc.	15,949	54
*,2	Impel Neuropharma Inc.	6,194	53
*	AcelRx Pharmaceuticals Inc.	92,758	52
*,2	BioSig Technologies Inc.	23,402	52
*	Marker Therapeutics Inc.	54,947	52
*,1	Alder Biopharmaceuticals Inc. CVR Exp. 12/31/24	57,977	51
*	Inmune Bio Inc.	5,000	51
*	GT Biopharma Inc.	16,775	51
*	Corvus Pharmaceuticals Inc.	20,935	50
*	Lannett Co. Inc.	30,199	49
*	Venus Concept Inc.	28,327	48
*	Agile Therapeutics Inc.	94,172	46
		Shares	Market Value• ($000)
*	Five Star Senior Living Inc.	15,685	46
*	Cumberland Pharmaceuticals Inc.	9,187	43
*,1,2	Tobira Therapeutics Inc. CVR Exp. 12/31/28	9,469	43
*	LENSAR Inc.	7,146	43
*	Hookipa Pharma Inc.	18,030	42
*	Rezolute Inc.	8,500	41
*	Cyclerion Therapeutics Inc.	23,450	40
*	CareMax Inc.	5,255	40
*	Jaguar Health Inc.	37,232	39
*	Axcella Health Inc.	18,254	38
*	Tracon Pharmaceuticals Inc.	13,800	38
*	Roivant Sciences Ltd.	3,744	38
*	Anixa Biosciences Inc.	12,599	37
*	Aquestive Therapeutics Inc.	9,542	37
*	Eyenovia Inc.	8,993	36
*	Kaleido Biosciences Inc.	15,140	36
*	Merrimack Pharmaceuticals Inc.	9,104	36
*	Abeona Therapeutics Inc.	102,300	34
*	Eloxx Pharmaceuticals Inc.	48,700	34
*	Lipocine Inc.	34,514	34
*	Vincerx Pharma Inc.	3,312	34
*	Champions Oncology Inc.	3,815	31
*	Ontrak Inc.	4,876	31
*	Equillium Inc.	7,975	30
*	X4 Pharmaceuticals Inc.	13,208	30
*,2	Delcath Systems Inc.	3,900	30
*	Lantern Pharma Inc.	3,734	30
*	Immuneering Corp. Class A	1,865	30
*	Convey Health Solutions Holdings Inc.	3,410	29
*	Humacyte Inc.	3,979	29
*	Aura Biosciences Inc.	1,713	29
*	ElectroCore Inc.	47,524	28
*	Zosano Pharma Corp.	60,367	28
*	LogicBio Therapeutics Inc.	11,514	27
*	RxSight Inc.	2,417	27
*	IMARA Inc.	11,325	25
*	Cyclacel Pharmaceuticals Inc.	6,337	25
*	Point Biopharma Global Inc. Class A	4,522	25
*	Windtree Therapeutics Inc.	14,800	24
*	Virpax Pharmaceuticals Inc.	6,900	24

Balanced Index Fund
		Shares	Market Value• ($000)
*	Cellectar Biosciences Inc.	35,100	23
*	Eliem Therapeutics Inc.	2,237	23
*	Catalyst Biosciences Inc.	23,975	22
*	IsoRay Inc.	55,618	22
*,2	Jasper Therapeutics Inc.	2,834	22
*	Xilio Therapeutics Inc.	1,346	22
*	NantHealth Inc.	20,200	21
*,2	Vicarious Surgical Inc.	1,962	21
*	Bright Health Group Inc.	5,823	20
*,2	Quantum-Si Inc.	2,552	20
*	Psychemedics Corp.	2,717	19
*	Sonnet BioTherapeutics Holdings Inc.	45,300	19
*,2	Rani Therapeutics Holdings Inc. Class A	1,173	19
*	IsoPlexis Corp.	2,025	19
*	Reviva Pharmaceuticals Holdings Inc.	6,340	18
*	Sharecare Inc.	3,925	18
*	Genocea Biosciences Inc.	14,841	17
*,2	Bellerophon Therapeutics Inc.	5,364	17
*	Rain Therapeutics Inc.	1,285	17
*	Inhibikase Therapeutics Inc.	11,895	17
*	Tyme Technologies Inc.	26,570	16
*	Aptevo Therapeutics Inc.	1,975	16
*	Salarius Pharmaceuticals Inc.	31,300	16
*,2	Cue Health Inc.	1,207	16
*	Cyclo Therapeutics Inc.	3,977	15
*	Talkspace Inc.	7,738	15
*	Paragon 28 Inc.	852	15
*	BioVie Inc. Class A	3,174	14
*	Talis Biomedical Corp.	3,442	14
*	Cyteir Therapeutics Inc.	1,198	14
*	Omega Therapeutics Inc.	1,250	14
*	Forte Biosciences Inc.	6,200	13
*	Candel Therapeutics Inc.	1,695	13
*	Exicure Inc.	57,794	12
*	Strata Skin Sciences Inc.	8,329	12
*	PolarityTE Inc.	20,900	12
*	Sera Prognostics Inc. Class A	1,687	12
*	Alimera Sciences Inc.	2,158	11
*	Cocrystal Pharma Inc.	17,553	11
*	Inozyme Pharma Inc.	1,634	11
*	F-star Therapeutics Inc.	2,284	11
*	Vivos Therapeutics Inc.	5,061	11
*	Theseus Pharmaceuticals Inc.	848	11
*	NeuroPace Inc.	1,026	10
		Shares	Market Value• ($000)
*	TScan Therapeutics Inc.	2,125	10
*	Thorne HealthTech Inc.	1,688	10
*	Oncorus Inc.	1,785	9
*	Panbela Therapeutics Inc.	5,105	9
*	Reneo Pharmaceuticals Inc.	1,021	9
*	Codex DNA Inc.	859	9
*	Cognition Therapeutics Inc.	1,430	9
*	Entrada Therapeutics Inc.	507	9
*	Lucid Diagnostics Inc.	1,684	9
*	cbdMD Inc.	7,102	8
*	Lumos Pharma Inc.	1,193	8
*	Nephros Inc.	1,398	8
*	IN8bio Inc.	1,854	8
*	Rallybio Corp.	822	8
*,1	Strongbridge Biopharma plc CVR	45,300	8
*	Ventyx Biosciences Inc.	428	8
*	Opiant Pharmaceuticals Inc.	206	7
*	Soleno Therapeutics Inc.	16,045	7
*	Solid Biosciences Inc.	4,046	7
*	Minerva Surgical Inc.	1,366	7
*	Sonendo Inc.	1,265	7
*	Avenue Therapeutics Inc.	6,688	6
*	Galera Therapeutics Inc.	1,409	6
*,1	OncoMed Pharmaceuticals Inc. CVR	23,234	6
*	Soligenix Inc.	8,654	6
*	Spruce Biosciences Inc.	1,424	6
*	Nuwellis Inc.	4,900	6
*	Pyxis Oncology Inc.	511	6
*	Vaxxinity Inc. Class A	1,015	6
*	ImmuCell Corp.	596	5
*	Black Diamond Therapeutics Inc.	900	5
*	Biodesix Inc.	957	5
*	Sigilon Therapeutics Inc.	1,915	5
*	Landos Biopharma Inc.	1,108	5
*	Longboard Pharmaceuticals Inc.	962	5
*	Biomea Fusion Inc.	692	5
*	Biolase Inc.	11,167	4
*,1	Aduro Biotech Inc. CVR	6,844	4
*	Helius Medical Technologies Inc. Class A	724	4
*	Werewolf Therapeutics Inc.	345	4
*	Tempest Therapeutics Inc.	814	4

Balanced Index Fund
		Shares	Market Value• ($000)
*,1	Adamas Pharmaceuticals Inc. CVR	59,600	4
*	AgeX Therapeutics Inc.	2,858	3
*	Caladrius Biosciences Inc.	3,127	3
*,1,2	Oncternal Therapeutics Inc. CVR	2,749	3
*	Checkmate Pharmaceuticals Inc.	931	3
*	Graybug Vision Inc.	1,888	3
*	Allena Pharmaceuticals Inc.	2,783	2
*	Brickell Biotech Inc.	8,068	2
*	Lyra Therapeutics Inc.	360	2
*	Avrobio Inc.	165	1
*	Baudax Bio Inc.	6,059	1
*	Cohbar Inc.	2,678	1
*,1	Elanco Animal Health Inc. CVR	37,378	1
*	Evoke Pharma Inc.	920	1
*,1	Ocera Therapeutics Inc. CVR	3,700	1
*	Metacrine Inc.	1,478	1
*,1	Miragen Therapeutics Inc. CVR	36,076	1
*	VYNE Therapeutics Inc.	724	1
*	CareCloud Inc.	237	1
*	Aileron Therapeutics Inc.	250	—
*,1	Ambit Biosciences Corp. CVR	1,900	—
*	OncoSec Medical Inc.	163	—
*,1	Biosante Pharmaceutical Inc. CVR	14,250	—
*	Ekso Bionics Holdings Inc.	67	—
*	Geron Corp. Warrants Exp. 12/31/25	39,917	—
*,1	Lantheus Holdings Inc. CVR	82,198	—
*,1	F-star Therapeutics Inc. CVR	2,729	—
*	First Wave BioPharma Inc.	68	—
			4,752,251
Industrials (7.8%)
	Visa Inc. Class A	1,290,660	279,699
	Mastercard Inc. Class A	678,119	243,662
	Accenture plc Class A	500,973	207,678
*	PayPal Holdings Inc.	908,197	171,268
	Union Pacific Corp.	495,932	124,940
	United Parcel Service Inc. Class B	563,462	120,772
	Honeywell International Inc.	531,877	110,902
		Shares	Market Value• ($000)
	Raytheon Technologies Corp.	1,156,739	99,549
*	Boeing Co.	454,211	91,442
	Caterpillar Inc.	417,610	86,337
	Automatic Data Processing Inc.	326,767	80,574
	General Electric Co.	850,129	80,312
	3M Co.	444,675	78,988
	Deere & Co.	215,669	73,951
	American Express Co.	449,321	73,509
	CSX Corp.	1,712,856	64,403
	Sherwin-Williams Co.	182,826	64,384
	Lockheed Martin Corp.	180,300	64,080
	Norfolk Southern Corp.	188,025	55,977
	Illinois Tool Works Inc.	216,747	53,493
	Eaton Corp. plc	308,187	53,261
	Fidelity National Information Services Inc.	472,117	51,532
*	Block Inc. Class A	309,915	50,054
*	Fiserv Inc.	461,346	47,883
	FedEx Corp.	184,790	47,794
	Capital One Financial Corp.	328,900	47,720
	Johnson Controls International plc	545,159	44,327
	Emerson Electric Co.	459,174	42,689
	Northrop Grumman Corp.	110,200	42,655
	General Dynamics Corp.	183,630	38,281
	Trane Technologies plc	184,214	37,217
	IHS Markit Ltd.	279,043	37,090
	Carrier Global Corp.	672,477	36,475
	Paychex Inc.	247,360	33,765
	L3Harris Technologies Inc.	152,653	32,552
	DuPont de Nemours Inc.	401,920	32,467
	PPG Industries Inc.	184,252	31,772
	Parker-Hannifin Corp.	99,410	31,624
	Rockwell Automation Inc.	89,781	31,320
	Global Payments Inc.	225,413	30,471
*	Mettler-Toledo International Inc.	17,888	30,360
	Cintas Corp.	68,153	30,203
*	Keysight Technologies Inc.	141,340	29,188
	Old Dominion Freight Line Inc.	80,297	28,777
	Verisk Analytics Inc.	125,347	28,671
	Otis Worldwide Corp.	329,159	28,660
	Equifax Inc.	94,788	27,753
	AMETEK Inc.	180,048	26,474
*	TransDigm Group Inc.	40,945	26,052
*	Zebra Technologies Corp. Class A	41,439	24,664

Balanced Index Fund
		Shares	Market Value• ($000)
	Ball Corp.	251,893	24,250
	Cummins Inc.	110,271	24,055
	Stanley Black & Decker Inc.	126,175	23,799
	Martin Marietta Materials Inc.	48,545	21,385
	PACCAR Inc.	242,276	21,383
	Vulcan Materials Co.	98,110	20,366
	Dover Corp.	111,825	20,307
	Synchrony Financial	423,776	19,659
	Fortive Corp.	252,282	19,247
*	Bill.com Holdings Inc.	75,055	18,700
*	United Rentals Inc.	56,200	18,675
	Ingersoll Rand Inc.	296,614	18,352
	TransUnion	150,111	17,800
*	Waters Corp.	47,678	17,765
	Expeditors International of Washington Inc.	131,743	17,692
	WW Grainger Inc.	34,030	17,636
*	Generac Holdings Inc.	48,869	17,198
*	Trimble Inc.	196,915	17,169
	Xylem Inc.	140,388	16,835
*	Teledyne Technologies Inc.	36,182	15,808
	Jacobs Engineering Group Inc.	100,552	14,000
	IDEX Corp.	58,790	13,893
*	Affirm Holdings Inc. Class A	137,213	13,798
*	FleetCor Technologies Inc.	60,341	13,507
	JB Hunt Transport Services Inc.	64,990	13,284
	Textron Inc.	171,182	13,215
	Masco Corp.	185,200	13,005
	Westinghouse Air Brake Technologies Corp.	138,082	12,719
*	Builders FirstSource Inc.	147,699	12,659
	Quanta Services Inc.	108,667	12,460
*	Trex Co. Inc.	89,084	12,029
	Fortune Brands Home & Security Inc.	104,827	11,206
	Crown Holdings Inc.	99,359	10,991
	CH Robinson Worldwide Inc.	100,583	10,826
	Graco Inc.	130,029	10,483
	RPM International Inc.	101,954	10,297
	Nordson Corp.	40,312	10,290
	Cognex Corp.	131,520	10,227
	Carlisle Cos. Inc.	40,658	10,088
	Packaging Corp. of America	72,716	9,900
	Jack Henry & Associates Inc.	58,410	9,754
	Howmet Aerospace Inc.	304,760	9,701
	Pentair plc	128,229	9,365
	Allegion plc	69,477	9,202
		Shares	Market Value• ($000)
	HEICO Corp. Class A	71,273	9,160
	Robert Half International Inc.	81,793	9,122
	Westrock Co.	204,790	9,084
	Regal Rexnord Corp.	53,220	9,057
	Snap-on Inc.	41,165	8,866
	A O Smith Corp.	102,581	8,807
	Hubbell Inc. Class B	42,212	8,791
	Booz Allen Hamilton Holding Corp.	103,605	8,785
*	Fair Isaac Corp.	20,230	8,773
*	AECOM	112,510	8,703
*	Middleby Corp.	43,075	8,475
	Lennox International Inc.	25,337	8,218
	Toro Co.	81,900	8,183
	Watsco Inc.	25,711	8,044
*	Axon Enterprise Inc.	50,656	7,953
	Genpact Ltd.	148,680	7,892
*	GXO Logistics Inc.	86,271	7,836
	Sealed Air Corp.	115,428	7,788
*	Berry Global Group Inc.	105,381	7,775
*	Sensata Technologies Holding plc	125,473	7,740
*	Mohawk Industries Inc.	42,440	7,732
	MKS Instruments Inc.	43,738	7,618
	Tetra Tech Inc.	42,025	7,136
*	TopBuild Corp.	25,765	7,109
	Knight-Swift Transportation Holdings Inc. Class A	116,552	7,103
*	Paylocity Holding Corp.	30,018	7,089
*	Saia Inc.	20,467	6,898
	Owens Corning	75,906	6,869
*	WillScot Mobile Mini Holdings Corp.	167,758	6,851
	ITT Inc.	66,984	6,845
	Lincoln Electric Holdings Inc.	45,373	6,328
	AptarGroup Inc.	51,461	6,303
	Brunswick Corp.	60,945	6,139
	Littelfuse Inc.	19,448	6,120
*	XPO Logistics Inc.	76,971	5,960
	Oshkosh Corp.	52,189	5,882
	Acuity Brands Inc.	27,109	5,740
	Huntington Ingalls Industries Inc.	30,281	5,655
	Donaldson Co. Inc.	94,916	5,625
	Western Union Co.	314,945	5,619
*	Axalta Coating Systems Ltd.	166,750	5,523
	AGCO Corp.	46,940	5,446
	EMCOR Group Inc.	42,293	5,388
	Eagle Materials Inc.	32,221	5,364
	Advanced Drainage Systems Inc.	39,185	5,334
	Louisiana-Pacific Corp.	67,875	5,318

Balanced Index Fund
		Shares	Market Value• ($000)
	Landstar System Inc.	29,114	5,212
	Woodward Inc.	47,454	5,194
*	WESCO International Inc.	39,133	5,150
*	Coherent Inc.	19,213	5,121
	nVent Electric plc	133,260	5,064
*	WEX Inc.	35,437	4,975
	MDU Resources Group Inc.	159,676	4,924
*	ASGN Inc.	39,781	4,909
	Simpson Manufacturing Co. Inc.	34,791	4,838
	Exponent Inc.	40,673	4,748
*	Euronet Worldwide Inc.	39,081	4,657
*	Colfax Corp.	100,151	4,604
	Sonoco Products Co.	78,493	4,544
*	AMN Healthcare Services Inc.	37,118	4,541
*	Chart Industries Inc.	28,437	4,535
	Curtiss-Wright Corp.	31,407	4,355
	Armstrong World Industries Inc.	37,250	4,325
	MSA Safety Inc.	28,275	4,268
	Watts Water Technologies Inc. Class A	21,803	4,233
	Graphic Packaging Holding Co.	216,174	4,215
*	FTI Consulting Inc.	26,791	4,110
*	MasTec Inc.	44,542	4,110
	ManpowerGroup Inc.	41,715	4,060
*	Atkore Inc.	36,492	4,058
	Vontier Corp.	131,924	4,054
	Crane Co.	39,614	4,030
*	AZEK Co. Inc. Class A	86,671	4,008
	Valmont Industries Inc.	15,869	3,975
	John Bean Technologies Corp.	25,319	3,888
	Maximus Inc.	47,978	3,822
	Air Lease Corp. Class A	86,032	3,805
*	Summit Materials Inc. Class A	92,508	3,713
	Spirit AeroSystems Holdings Inc. Class A	85,093	3,667
*	ExlService Holdings Inc.	25,124	3,637
*	API Group Corp.	139,128	3,585
	BWX Technologies Inc.	74,286	3,557
	Insperity Inc.	29,132	3,441
	Ryder System Inc.	41,279	3,403
	Zurn Water Solutions Corp.	91,183	3,319
	HB Fuller Co.	40,865	3,310
	Triton International Ltd.	53,756	3,238
	Applied Industrial Technologies Inc.	31,488	3,234
	Korn Ferry	41,988	3,180
	Herc Holdings Inc.	20,104	3,147
		Shares	Market Value• ($000)
*	TuSimple Holdings Inc. Class A	87,386	3,133
*	ACI Worldwide Inc.	87,710	3,044
	Franklin Electric Co. Inc.	32,145	3,040
	GATX Corp.	29,145	3,037
*	Resideo Technologies Inc.	116,412	3,030
	Flowserve Corp.	97,252	2,976
	EVERTEC Inc.	59,287	2,963
	MSC Industrial Direct Co. Inc. Class A	34,707	2,917
*	TriNet Group Inc.	30,503	2,906
	Matson Inc.	31,959	2,877
*	Fluor Corp.	115,942	2,872
	Allison Transmission Holdings Inc.	78,826	2,865
*	Kirby Corp.	47,914	2,847
	SPX FLOW Inc.	32,818	2,838
	AAON Inc.	35,020	2,782
	Silgan Holdings Inc.	64,739	2,773
	Comfort Systems USA Inc.	27,730	2,744
	HEICO Corp.	18,859	2,720
	Hillenbrand Inc.	52,249	2,716
	Aerojet Rocketdyne Holdings Inc.	57,927	2,709
	EnerSys	34,008	2,689
	Forward Air Corp.	21,914	2,654
	Altra Industrial Motion Corp.	50,393	2,599
	Brink's Co.	39,245	2,573
	UniFirst Corp.	12,218	2,571
	Otter Tail Corp.	35,769	2,555
	Helios Technologies Inc.	24,221	2,547
	Installed Building Products Inc.	18,205	2,544
	Alliance Data Systems Corp.	38,085	2,535
*	Mercury Systems Inc.	45,971	2,531
	Badger Meter Inc.	23,530	2,507
*	Beacon Roofing Supply Inc.	43,447	2,492
*	Itron Inc.	36,164	2,478
	Belden Inc.	36,682	2,411
	Kennametal Inc.	67,081	2,409
*	Hub Group Inc. Class A	27,417	2,310
*	Masonite International Corp.	19,508	2,301
	Werner Enterprises Inc.	47,783	2,277
	Terex Corp.	51,642	2,270
	Albany International Corp. Class A	25,497	2,255
*	Bloom Energy Corp. Class A	102,629	2,251
*	Dycom Industries Inc.	23,804	2,232
*	Shift4 Payments Inc. Class A	38,337	2,221

Balanced Index Fund
		Shares	Market Value• ($000)
	ArcBest Corp.	18,411	2,207
	ABM Industries Inc.	53,734	2,195
	Kadant Inc.	9,398	2,166
	Encore Wire Corp.	15,065	2,156
*	Vicor Corp.	16,932	2,150
*	Atlas Air Worldwide Holdings Inc.	22,608	2,128
*	SPX Corp.	35,607	2,125
*	Welbilt Inc.	89,184	2,120
	Federal Signal Corp.	46,796	2,028
	Trinity Industries Inc.	66,308	2,002
*	CryoPort Inc.	33,788	1,999
	Mueller Water Products Inc. Class A	136,309	1,963
	Brady Corp. Class A	36,359	1,960
*	Virgin Galactic Holdings Inc.	144,422	1,932
*	JELD-WEN Holding Inc.	72,979	1,924
	Moog Inc. Class A	23,750	1,923
*	Alight Inc. Class A	177,244	1,916
	EnPro Industries Inc.	17,205	1,894
*	Kratos Defense & Security Solutions Inc.	96,224	1,867
*	GMS Inc.	30,824	1,853
*	Flywire Corp.	48,541	1,847
	Barnes Group Inc.	38,984	1,816
*	Verra Mobility Corp. Class A	115,015	1,775
	ESCO Technologies Inc.	19,033	1,713
*	Gibraltar Industries Inc.	25,334	1,689
*	CBIZ Inc.	43,020	1,683
	Maxar Technologies Inc.	55,378	1,635
*	Allegheny Technologies Inc.	101,487	1,617
	McGrath RentCorp	19,879	1,595
	ICF International Inc.	15,290	1,568
*	Hayward Holdings Inc.	59,693	1,566
	ManTech International Corp. Class A	21,151	1,543
	Greif Inc. Class A	25,426	1,535
*	O-I Glass Inc.	127,502	1,534
*	Green Dot Corp. Class A	42,199	1,529
*,2	Nikola Corp.	154,000	1,520
	CSW Industrials Inc.	12,202	1,475
*	MYR Group Inc.	13,343	1,475
	Granite Construction Inc.	37,297	1,443
*	NV5 Global Inc.	10,289	1,421
	Shyft Group Inc.	28,838	1,417
	Alamo Group Inc.	9,579	1,410
	TTEC Holdings Inc.	15,547	1,408
	Patrick Industries Inc.	17,336	1,399
*	Air Transport Services Group Inc.	46,816	1,375
	TriMas Corp.	36,833	1,363
*	Veritiv Corp.	11,100	1,361
		Shares	Market Value• ($000)
*	Montrose Environmental Group Inc.	19,220	1,355
	Mesa Laboratories Inc.	4,118	1,351
*	Meritor Inc.	54,124	1,341
	Lindsay Corp.	8,794	1,337
*	OSI Systems Inc.	14,171	1,321
*	Ranpak Holdings Corp. Class A	34,100	1,281
	Tennant Co.	15,277	1,238
	Griffon Corp.	42,387	1,207
	Astec Industries Inc.	16,978	1,176
*	TaskUS Inc. Class A	21,330	1,151
*	AeroVironment Inc.	18,273	1,133
*	Proto Labs Inc.	21,863	1,123
	H&E Equipment Services Inc.	25,264	1,118
*	PGT Innovations Inc.	49,708	1,118
*	Donnelley Financial Solutions Inc.	23,600	1,112
*	Aspen Aerogels Inc.	22,066	1,099
	ADT Inc.	127,467	1,072
	AZZ Inc.	19,359	1,070
	Greenbrier Cos. Inc.	23,192	1,064
	Schneider National Inc. Class B	39,552	1,064
*	Repay Holdings Corp. Class A	57,838	1,057
	Kforce Inc.	14,009	1,054
	Enerpac Tool Group Corp. Class A	50,940	1,033
	Deluxe Corp.	32,129	1,032
	Standex International Corp.	9,089	1,006
	Kaman Corp.	23,276	1,004
*	ZipRecruiter Inc. Class A	40,276	1,004
*	AAR Corp.	25,566	998
*	FARO Technologies Inc.	14,129	989
	Primoris Services Corp.	41,117	986
*	Evo Payments Inc. Class A	38,485	985
	Columbus McKinnon Corp.	21,022	972
*	CoreCivic Inc.	97,038	967
*	Triumph Group Inc.	49,800	923
*	Gates Industrial Corp. plc	57,755	919
*	American Woodmark Corp.	14,041	915
*	Energy Recovery Inc.	41,500	892
*	Huron Consulting Group Inc.	17,876	892
	Apogee Enterprises Inc.	18,339	883
*	Cimpress plc	12,144	870
*	Cross Country Healthcare Inc.	30,721	853
	Pitney Bowes Inc.	128,500	852

Balanced Index Fund
		Shares	Market Value• ($000)
*	Ferro Corp.	38,106	832
	Gorman-Rupp Co.	18,581	828
*	Marqeta Inc. Class A	47,293	812
*	Construction Partners Inc. Class A	27,142	798
*	Cornerstone Building Brands Inc.	45,453	793
*	Desktop Metal Inc. Class A	159,504	790
*	Core & Main Inc. Class A	25,801	783
	Quanex Building Products Corp.	31,234	774
	Marten Transport Ltd.	42,381	727
*	Aurora Innovation Inc.	64,300	724
	Heartland Express Inc.	41,821	703
*	TrueBlue Inc.	25,332	701
*	GreenSky Inc. Class A	61,300	696
*	Great Lakes Dredge & Dock Corp.	43,592	685
	Heidrick & Struggles International Inc.	15,472	677
*	First Advantage Corp.	35,553	677
	Wabash National Corp.	33,665	657
	Insteel Industries Inc.	16,294	649
*	BTRS Holdings Inc. Class A	80,374	629
*	RR Donnelley & Sons Co.	55,500	625
	CRA International Inc.	6,430	600
*	Sterling Construction Co. Inc.	22,643	596
	Chase Corp.	5,851	583
	Myers Industries Inc.	29,048	581
*	Manitowoc Co. Inc.	31,178	580
*	Titan Machinery Inc.	17,060	575
*	Latch Inc.	74,183	562
*	Napco Security Technologies Inc.	11,097	555
*	Danimer Scientific Inc.	65,200	555
*	Forrester Research Inc.	9,338	548
*	Advantage Solutions Inc.	68,200	547
*	BlueLinx Holdings Inc.	5,692	545
*	Titan International Inc.	47,500	521
*	Hyliion Holdings Corp.	83,600	518
*	PureCycle Technologies Inc.	54,029	517
	Resources Connection Inc.	27,891	498
*	Yellow Corp.	39,500	497
*	Babcock & Wilcox Enterprises Inc.	52,446	473
*,2	Workhorse Group Inc.	108,333	472
*	PAE Inc.	46,600	463
*	Custom Truck One Source Inc.	57,575	461
		Shares	Market Value• ($000)
*	CIRCOR International Inc.	16,867	458
*	Vectrus Inc.	9,894	453
*	SP Plus Corp.	15,915	449
	Ennis Inc.	22,944	448
	Douglas Dynamics Inc.	11,440	447
*	Transcat Inc.	4,840	447
	International Seaways Inc.	29,965	440
*	Loyalty Ventures Inc.	14,634	440
	Allied Motion Technologies Inc.	11,944	436
*	BrightView Holdings Inc.	30,953	436
	VSE Corp.	7,076	431
*	Enovix Corp.	15,600	426
*,2	Blade Air Mobility Inc.	48,000	424
	Barrett Business Services Inc.	6,077	420
*	Cantaloupe Inc.	47,000	417
*	Ducommun Inc.	8,885	416
*	Conduent Inc.	77,700	415
	National Presto Industries Inc.	5,050	414
*	Willdan Group Inc.	11,769	414
	Kelly Services Inc. Class A	24,290	407
*	DXP Enterprises Inc.	15,764	405
*	CS Disco Inc.	11,329	405
*	Modine Manufacturing Co.	39,900	403
*	Franklin Covey Co.	8,348	387
*	Thermon Group Holdings Inc.	22,609	383
	Kronos Worldwide Inc.	25,377	381
*	International Money Express Inc.	23,900	381
*	Tutor Perini Corp.	30,540	378
	Argan Inc.	9,742	377
	Miller Industries Inc.	11,281	377
*	DHI Group Inc.	60,119	375
*	Payoneer Global Inc.	50,701	373
*	Vishay Precision Group Inc.	9,889	367
	REV Group Inc.	25,884	366
*	Velodyne Lidar Inc.	77,900	361
*	Paya Holdings Inc.	56,700	359
	Cass Information Systems Inc.	9,079	357
	Eagle Bulk Shipping Inc.	7,784	354
*	AvidXchange Holdings Inc.	22,584	340
	Pactiv Evergreen Inc.	25,797	327
*	Joby Aviation Inc.	44,325	324
*	Atlanticus Holdings Corp.	4,500	321
*	Vivint Smart Home Inc.	32,800	321
*,2	View Inc.	81,047	317

Balanced Index Fund
		Shares	Market Value• ($000)
*	IES Holdings Inc.	5,998	304
	Hyster-Yale Materials Handling Inc.	7,125	293
*	Paymentus Holdings Inc. Class A	7,993	280
*	Daseke Inc.	25,698	258
	Park Aerospace Corp.	19,093	252
*	Radiant Logistics Inc.	33,408	244
*	Ipsidy Inc.	16,640	233
*	PAM Transportation Services Inc.	3,252	231
*	Sterling Check Corp.	11,094	228
	Information Services Group Inc.	29,685	226
	LSI Industries Inc.	32,279	221
*	Commercial Vehicle Group Inc.	26,700	215
	Powell Industries Inc.	7,254	214
*,2	Eos Energy Enterprises Inc.	28,200	212
*,2	Lightning eMotors Inc.	35,019	210
*	Infrastructure & Energy Alternatives Inc.	22,200	204
*	Mirion Technologies Inc.	19,100	200
*	Atlas Technical Consultants Inc. Class A	23,600	199
*	Acacia Research Corp.	38,613	198
*	Luna Innovations Inc.	22,193	187
*	ShotSpotter Inc.	6,113	180
*	Astronics Corp.	14,905	179
*	Horizon Global Corp.	22,200	177
*	Overseas Shipholding Group Inc. Class A	92,336	174
*	Blue Bird Corp.	11,011	172
*	Hudson Technologies Inc.	38,729	172
*,2	Biotricity Inc.	42,800	170
*	CECO Environmental Corp.	26,869	167
	United States Lime & Minerals Inc.	1,281	165
*	Concrete Pumping Holdings Inc.	19,696	162
*,2	Katapult Holdings Inc.	46,100	155
*	Lawson Products Inc.	2,806	154
*	Rekor Systems Inc.	23,522	154
*	Forterra Inc.	6,454	153
*	INNOVATE Corp.	41,047	152
	Hurco Cos. Inc.	5,051	150
	Park-Ohio Holdings Corp.	7,030	149
*	Orion Group Holdings Inc.	38,600	146
*	Byrna Technologies Inc.	10,800	144
*	Mistras Group Inc.	18,400	137
*	I3 Verticals Inc. Class A	5,954	136
		Shares	Market Value• ($000)
*	US Xpress Enterprises Inc. Class A	22,566	132
*	Performant Financial Corp.	54,600	132
*	USA Truck Inc.	6,111	121
	ARC Document Solutions Inc.	34,251	120
*	EVI Industries Inc.	3,846	120
*	Iteris Inc.	30,071	120
*	Agrify Corp.	12,105	111
*	Archer Aviation Inc. Class A	17,955	108
	Universal Logistics Holdings Inc.	5,573	105
*,2	Orbital Energy Group Inc.	44,153	97
*	IZEA Worldwide Inc.	69,691	93
*	Rocket Lab USA Inc.	7,577	93
*	Manitex International Inc.	14,516	92
*,2	Momentus Inc.	21,500	90
*	L B Foster Co. Class A	6,452	89
*	Energous Corp.	69,135	86
*,2	Wrap Technologies Inc.	21,600	85
*	Covenant Logistics Group Inc. Class A	3,030	80
*,2	BitNile Holdings Inc.	66,700	79
*	Skillsoft Corp.	8,406	77
	Graham Corp.	6,141	76
*	LightPath Technologies Inc. Class A	30,132	74
*	MICT Inc.	80,454	67
*	Moneylion Inc.	16,457	66
*	Core Molding Technologies Inc.	7,270	62
*	HireRight Holdings Corp.	3,794	61
*	Gencor Industries Inc.	5,230	60
*	Hillman Solutions Corp.	5,613	60
*	RCM Technologies Inc.	8,104	58
*	Electric Last Mile Solutions I	8,293	58
	Preformed Line Products Co.	865	56
*	GreenBox POS	13,200	55
*	Twin Disc Inc.	4,630	51
*	Orion Energy Systems Inc.	13,570	49
	Perella Weinberg Partners Class A	3,821	49
*	Willis Lease Finance Corp.	1,168	44
*	Proterra Inc.	4,979	44
*	PFSweb Inc.	3,353	43
*	Astra Space Inc.	6,227	43

Balanced Index Fund
		Shares	Market Value• ($000)
*	Ultralife Corp.	6,533	39
*	Huttig Building Products Inc.	3,194	35
*	RF Industries Ltd.	3,910	31
*	Mayville Engineering Co. Inc.	1,894	28
*	Enjoy Technology Inc.	5,983	28
*	ALJ Regional Holdings Inc.	15,022	27
*	DSS Inc.	38,500	26
*	Usio Inc.	5,651	25
*	IHS Holding Ltd.	1,728	24
*	Broadwind Inc.	12,171	23
*	Frequency Electronics Inc.	2,246	22
*	CPI Card Group Inc.	1,080	20
*	Odyssey Marine Exploration Inc.	3,525	18
*	Coda Octopus Group Inc.	2,088	17
*	Karat Packaging Inc.	844	17
*	Legalzoom.com Inc.	970	16
*	Air Industries Group	16,125	15
*	Lightbridge Corp.	2,095	14
*	Air T Inc.	532	13
*	Berkshire Grey Inc.	2,347	13
*	ENGlobal Corp.	8,787	12
*	Applied DNA Sciences Inc.	2,700	11
*	Volt Information Sciences Inc.	3,158	9
*	ServiceSource International Inc.	9,500	9
*	Armstrong Flooring Inc.	3,946	8
*	ClearSign Technologies Corp.	5,732	8
*	StarTek Inc.	1,506	8
*	Ballantyne Strong Inc.	2,465	7
*	Wireless Telecom Group Inc.	2,760	6
*,2	Microvast Holdings Inc.	995	6
	Innovative Solutions & Support Inc.	784	5
*	Remitly Global Inc.	97	2
*	Alpha Pro Tech Ltd.	135	1
*	Shapeways Holdings Inc.	162	1
*	Digital Ally Inc.	144	—
*	Sypris Solutions Inc.	92	—
*,1	Patriot National Inc.	7,513	—
			4,783,289
Other (0.1%)[3]
[4]	Vanguard Total Bond Market ETF	375,384	31,814
Real Estate (2.2%)
	American Tower Corp.	352,698	103,164
		Shares	Market Value• ($000)
	Prologis Inc.	574,423	96,710
	Crown Castle International Corp.	335,323	69,995
	Equinix Inc.	69,770	59,014
	Public Storage	116,118	43,493
	Simon Property Group Inc.	254,812	40,711
	Digital Realty Trust Inc.	220,691	39,034
	SBA Communications Corp.	84,975	33,057
	Realty Income Corp.	438,721	31,408
	Welltower Inc.	329,791	28,286
	AvalonBay Communities Inc.	109,773	27,728
*	CBRE Group Inc. Class A	247,622	26,869
	Alexandria Real Estate Equities Inc.	115,562	25,766
	Equity Residential	278,332	25,189
*	CoStar Group Inc.	306,520	24,224
	Weyerhaeuser Co.	580,864	23,920
	Extra Space Storage Inc.	105,123	23,835
	Mid-America Apartment Communities Inc.	90,159	20,686
	Invitation Homes Inc.	447,566	20,293
	Duke Realty Corp.	295,069	19,368
	Sun Communities Inc.	88,649	18,614
	Essex Property Trust Inc.	51,256	18,054
	Ventas Inc.	309,709	15,832
	Healthpeak Properties Inc.	421,075	15,197
	VICI Properties Inc.	479,442	14,436
	UDR Inc.	233,103	13,984
	Camden Property Trust	77,243	13,802
	Boston Properties Inc.	110,896	12,773
	Iron Mountain Inc.	227,336	11,896
	Equity LifeStyle Properties Inc.	130,337	11,425
	Kimco Realty Corp.	460,874	11,361
	WP Carey Inc.	138,300	11,347
	Medical Properties Trust Inc.	456,471	10,786
*	Jones Lang LaSalle Inc.	39,189	10,555
	Regency Centers Corp.	135,464	10,207
*	Host Hotels & Resorts Inc.	561,710	9,768
	CubeSmart	168,087	9,566
	American Homes 4 Rent Class A	210,582	9,183
	Life Storage Inc.	58,722	8,995
	Rexford Industrial Realty Inc.	110,799	8,987
	CyrusOne Inc.	95,434	8,562
	Gaming & Leisure Properties Inc.	174,687	8,500
	Federal Realty Investment Trust	60,946	8,308

Balanced Index Fund
		Shares	Market Value• ($000)
	Lamar Advertising Co. Class A	67,897	8,236
	EastGroup Properties Inc.	31,467	7,170
	National Retail Properties Inc.	140,798	6,768
	First Industrial Realty Trust Inc.	100,106	6,627
	Americold Realty Trust	201,623	6,611
	Apartment Income REIT Corp.	118,943	6,503
	STORE Capital Corp.	188,500	6,484
*	Zillow Group Inc. Class C	101,517	6,482
	American Campus Communities Inc.	110,678	6,341
	Brixmor Property Group Inc.	240,800	6,119
	Kilroy Realty Corp.	90,833	6,037
	STAG Industrial Inc.	125,562	6,022
	Vornado Realty Trust	139,000	5,819
	Healthcare Trust of America Inc. Class A	171,788	5,736
	Omega Healthcare Investors Inc.	185,513	5,489
*	Opendoor Technologies Inc.	361,700	5,284
	Terreno Realty Corp.	58,377	4,979
	Innovative Industrial Properties Inc.	18,745	4,928
	Cousins Properties Inc.	117,472	4,732
	Douglas Emmett Inc.	133,507	4,472
	Rayonier Inc.	109,101	4,403
	Spirit Realty Capital Inc.	89,721	4,324
	National Storage Affiliates Trust	60,803	4,208
*	Ryman Hospitality Properties Inc.	43,225	3,975
	Agree Realty Corp.	54,510	3,890
*	Zillow Group Inc. Class A	60,785	3,782
	SL Green Realty Corp.	52,643	3,774
	Highwoods Properties Inc.	83,910	3,742
	Kite Realty Group Trust	171,323	3,731
	LXP Industrial Trust	228,752	3,573
	Healthcare Realty Trust Inc.	110,361	3,492
*	Park Hotels & Resorts Inc.	181,185	3,421
*	DigitalBridge Group Inc.	400,413	3,335
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	62,447	3,317
*	Howard Hughes Corp.	32,476	3,305
	Physicians Realty Trust	166,300	3,131
		Shares	Market Value• ($000)
	Broadstone Net Lease Inc.	123,557	3,067
	Outfront Media Inc.	113,461	3,043
	Hudson Pacific Properties Inc.	123,118	3,042
	PS Business Parks Inc.	16,320	3,006
*	Redfin Corp.	77,098	2,960
	PotlatchDeltic Corp.	48,682	2,932
	JBG SMITH Properties	100,265	2,879
	EPR Properties	58,033	2,756
	Apple Hospitality REIT Inc.	168,683	2,724
	Essential Properties Realty Trust Inc.	93,280	2,689
	Macerich Co.	153,362	2,650
	Corporate Office Properties Trust	92,448	2,586
	Uniti Group Inc.	182,435	2,556
*	Equity Commonwealth	93,391	2,419
	Kennedy-Wilson Holdings Inc.	100,111	2,391
*	Cushman & Wakefield plc	105,999	2,357
	Pebblebrook Hotel Trust	102,600	2,295
	Sabra Health Care REIT Inc.	166,337	2,252
	Newmark Group Inc. Class A	117,490	2,197
	SITE Centers Corp.	135,915	2,152
*	Sunstone Hotel Investors Inc.	177,804	2,086
	Independence Realty Trust Inc.	77,465	2,001
	National Health Investors Inc.	33,528	1,927
	Four Corners Property Trust Inc.	63,265	1,861
	Piedmont Office Realty Trust Inc. Class A	100,960	1,856
	RLJ Lodging Trust	131,556	1,833
	CareTrust REIT Inc.	79,600	1,817
	Brandywine Realty Trust	133,714	1,794
	eXp World Holdings Inc.	52,290	1,762
*	Xenia Hotels & Resorts Inc.	96,530	1,748
	Retail Opportunity Investments Corp.	85,930	1,684
	Urban Edge Properties	87,419	1,661
	Washington REIT	63,767	1,648
*	Compass Inc. Class A	176,151	1,601
	Monmouth Real Estate Investment Corp.	75,726	1,591
*	DiamondRock Hospitality Co.	156,295	1,502
*	Realogy Holdings Corp.	87,100	1,464
	Easterly Government Properties Inc. Class A	63,662	1,459

Balanced Index Fund
		Shares	Market Value• ($000)
	Acadia Realty Trust	66,507	1,452
	Industrial Logistics Properties Trust	57,267	1,435
	Tanger Factory Outlet Centers Inc.	72,392	1,396
	Alexander & Baldwin Inc.	53,230	1,336
	St. Joe Co.	25,476	1,326
	American Assets Trust Inc.	34,997	1,313
	Service Properties Trust	148,010	1,301
	NexPoint Residential Trust Inc.	15,303	1,283
	Safehold Inc.	15,495	1,237
	InvenTrust Properties Corp.	43,555	1,187
	Centerspace	10,641	1,180
	Global Net Lease Inc.	70,884	1,083
*	Veris Residential Inc.	57,742	1,061
	LTC Properties Inc.	31,068	1,061
	Getty Realty Corp.	32,126	1,031
	Office Properties Income Trust	40,326	1,002
*	Marcus & Millichap Inc.	18,757	965
	RPT Realty	70,559	944
	American Finance Trust Inc. Class A	99,800	911
	Empire State Realty Trust Inc. Class A	98,200	874
	Paramount Group Inc.	103,629	864
	UMH Properties Inc.	30,027	821
	Global Medical REIT Inc.	46,224	820
*	Orion Office REIT Inc.	42,982	802
	Armada Hoffler Properties Inc.	52,430	798
	Community Healthcare Trust Inc.	16,547	782
*	Summit Hotel Properties Inc.	77,848	760
*	Apartment Investment & Management Co. Class A	96,501	745
	Gladstone Commercial Corp.	28,553	736
	Saul Centers Inc.	13,262	703
	Preferred Apartment Communities Inc.	38,542	696
	NETSTREIT Corp.	27,548	631
	GEO Group Inc.	77,796	603
	Franklin Street Properties Corp.	98,415	586
*	Douglas Elliman Inc.	50,798	584
	Plymouth Industrial REIT Inc.	18,051	578
*	CorePoint Lodging Inc.	36,700	576
*	Radius Global Infrastructure Inc.	35,500	572
		Shares	Market Value• ($000)
	Diversified Healthcare Trust	181,625	561
[2]	Bluerock Residential Growth REIT Inc. Class A	20,718	547
	Universal Health Realty Income Trust	9,107	542
*	Chatham Lodging Trust	38,700	531
	Gladstone Land Corp.	15,740	531
	Ares Commercial Real Estate Corp.	35,500	516
	Urstadt Biddle Properties Inc. Class A	23,329	497
	RE/MAX Holdings Inc. Class A	15,637	477
	City Office REIT Inc.	23,669	467
	One Liberty Properties Inc.	13,037	460
*	Tejon Ranch Co.	22,743	434
	Phillips Edison & Co. Inc.	13,121	433
*	Seritage Growth Properties Class A	31,500	418
	Alexander's Inc.	1,565	407
*	Hersha Hospitality Trust Class A	40,700	373
*	Bridge Investment Group Holdings Inc. Class A	14,583	364
	CatchMark Timber Trust Inc. Class A	41,677	363
	RMR Group Inc. Class A	10,425	362
	Whitestone REIT	35,347	358
	Cedar Realty Trust Inc.	13,200	331
	CTO Realty Growth Inc.	5,259	323
*	Ashford Hospitality Trust Inc.	33,216	319
*	Forestar Group Inc.	14,329	312
	Retail Value Inc.	47,200	303
*	FRP Holdings Inc.	5,128	296
*	Vidler Water Resouces Inc.	22,524	272
	Farmland Partners Inc.	21,975	263
	Postal Realty Trust Inc. Class A	12,803	253
*	Power REIT	3,393	234
*	CBL & Associates Properties Inc.	7,000	218
*	Braemar Hotels & Resorts Inc.	41,700	213
	Indus Realty Trust Inc.	2,416	196
*	Offerpad Solutions Inc.	30,100	193
	Alpine Income Property Trust Inc.	7,700	154
*	Stratus Properties Inc.	3,856	141
	Clipper Realty Inc.	14,042	140
*	Fathom Holdings Inc.	5,900	121

Balanced Index Fund
		Shares	Market Value• ($000)
	BRT Apartments Corp.	4,134	99
	New York City REIT Inc. Class A	7,784	83
	Global Self Storage Inc.	10,820	62
	Urstadt Biddle Properties Inc.	2,208	42
*	Rafael Holdings Inc. Class B	7,468	38
*	Altisource Portfolio Solutions SA	2,562	29
*	WeWork Inc.	3,318	29
*	Trinity Place Holdings Inc.	15,000	28
*	Sotherly Hotels Inc.	10,121	21
*	Harbor Custom Development Inc.	6,890	18
*	Maui Land & Pineapple Co. Inc.	1,478	15
*,1	Spirit MTA REIT	44,200	12
			1,368,812
Technology (17.7%)
	Apple Inc.	12,045,040	2,138,838
	Microsoft Corp.	5,801,983	1,951,323
*	Alphabet Inc. Class A	230,854	668,793
*	Meta Platforms Inc. Class A	1,828,928	615,160
*	Alphabet Inc. Class C	210,404	608,823
	NVIDIA Corp.	1,835,692	539,895
*	Adobe Inc.	367,781	208,554
	Broadcom Inc.	299,370	199,204
*	salesforce.com Inc.	718,815	182,672
	Intel Corp.	3,142,306	161,829
	QUALCOMM Inc.	865,686	158,308
	Intuit Inc.	218,059	140,260
*	Advanced Micro Devices Inc.	933,648	134,352
	Texas Instruments Inc.	708,915	133,609
	Oracle Corp.	1,267,916	110,575
	Applied Materials Inc.	698,444	109,907
*	ServiceNow Inc.	153,986	99,954
	International Business Machines Corp.	693,311	92,668
	Micron Technology Inc.	864,971	80,572
	Lam Research Corp.	108,947	78,349
	Analog Devices Inc.	417,259	73,342
*	Snowflake Inc. Class A	209,579	70,995
	Marvell Technology Inc.	632,321	55,322
	KLA Corp.	117,617	50,588
*	Autodesk Inc.	170,123	47,837
*	Snap Inc. Class A	942,677	44,334
*	Synopsys Inc.	118,397	43,629
	Xilinx Inc.	192,240	40,761
	TE Connectivity Ltd.	252,207	40,691
	Amphenol Corp. Class A	463,386	40,528
	Roper Technologies Inc.	82,148	40,405
*	Workday Inc. Class A	147,545	40,306
		Shares	Market Value• ($000)
*	Palo Alto Networks Inc.	72,332	40,272
*	Cadence Design Systems Inc.	215,110	40,086
*	Fortinet Inc.	107,826	38,753
	Microchip Technology Inc.	429,398	37,383
	Cognizant Technology Solutions Corp. Class A	408,065	36,204
*	Twilio Inc. Class A	130,390	34,337
	HP Inc.	894,381	33,691
*	Datadog Inc. Class A	188,936	33,651
*	Crowdstrike Holdings Inc. Class A	151,553	31,030
*	Zoom Video Communications Inc. Class A	159,227	29,283
*	EPAM Systems Inc.	41,910	28,015
*	Match Group Inc.	206,545	27,316
*	ANSYS Inc.	68,075	27,306
*	MongoDB Inc.	48,549	25,699
*	Twitter Inc.	591,779	25,577
*	Okta Inc.	113,443	25,431
*	Cloudflare Inc. Class A	190,555	25,058
*	Palantir Technologies Inc. Class A	1,328,714	24,196
*	DoorDash Inc. Class A	156,885	23,360
*	HubSpot Inc.	34,878	22,990
*	ON Semiconductor Corp.	334,859	22,744
	Corning Inc.	593,989	22,114
*	DocuSign Inc.	144,447	22,001
	CDW Corp.	105,163	21,535
*	Zscaler Inc.	64,436	20,705
	Teradyne Inc.	126,482	20,684
*	Gartner Inc.	61,156	20,446
	Skyworks Solutions Inc.	128,747	19,974
*	Unity Software Inc.	132,812	18,991
	VMware Inc. Class A	163,329	18,927
*	VeriSign Inc.	73,823	18,738
	Seagate Technology Holdings plc	161,645	18,263
*	Tyler Technologies Inc.	32,155	17,298
	Monolithic Power Systems Inc.	34,369	16,955
*	Paycom Software Inc.	39,865	16,552
*	AppLovin Corp. Class A	171,523	16,168
	Hewlett Packard Enterprise Co.	1,023,130	16,135
	NetApp Inc.	175,064	16,104
*	Pinterest Inc. Class A	435,010	15,813
*	Western Digital Corp.	231,589	15,102
*	Akamai Technologies Inc.	127,177	14,885
	Entegris Inc.	106,632	14,777
*	Splunk Inc.	126,371	14,624

Balanced Index Fund
		Shares	Market Value• ($000)
	SS&C Technologies Holdings Inc.	168,650	13,826
*	Qorvo Inc.	85,791	13,417
*	Nuance Communications Inc.	223,206	12,348
*	ZoomInfo Technologies Inc. Class A	186,930	12,001
*	RingCentral Inc. Class A	63,384	11,875
*	Dell Technologies Inc. Class C	211,347	11,871
*	F5 Inc.	47,481	11,619
	NortonLifeLock Inc.	431,710	11,216
*	Ceridian HCM Holding Inc.	105,522	11,023
*	GoDaddy Inc. Class A	129,455	10,986
*	Wolfspeed Inc.	90,324	10,096
*	PTC Inc.	82,378	9,980
*	Zendesk Inc.	94,387	9,844
	Leidos Holdings Inc.	108,268	9,625
*	Black Knight Inc.	115,488	9,573
*	Dynatrace Inc.	155,132	9,362
	Citrix Systems Inc.	96,800	9,156
*	Coupa Software Inc.	57,727	9,124
*	UiPath Inc. Class A	199,657	8,611
*	Synaptics Inc.	28,837	8,349
*	Avalara Inc.	63,751	8,231
*	Lattice Semiconductor Corp.	106,648	8,218
*	IAC/InterActiveCorp	62,136	8,122
*	Aspen Technology Inc.	52,508	7,992
*	Manhattan Associates Inc.	49,206	7,651
	Bentley Systems Inc. Class B	156,035	7,541
*	Guidewire Software Inc.	65,251	7,408
*	Five9 Inc.	53,673	7,370
*	Smartsheet Inc. Class A	93,716	7,258
*	Arrow Electronics Inc.	52,679	7,073
	Jabil Inc.	99,821	7,022
*	Elastic NV	56,222	6,920
*	Pure Storage Inc. Class A	211,078	6,871
*	Silicon Laboratories Inc.	32,010	6,608
*	DXC Technology Co.	198,974	6,405
	Azenta Inc.	58,086	5,989
	Concentrix Corp.	33,142	5,920
	Vertiv Holdings Co. Class A	233,700	5,835
*	Dropbox Inc. Class A	236,339	5,800
*	II-VI Inc.	83,603	5,713
*	Ambarella Inc.	27,083	5,495
	Universal Display Corp.	32,967	5,441
	KBR Inc.	109,746	5,226
*	Nutanix Inc. Class A	162,749	5,185
		Shares	Market Value• ($000)
	Dolby Laboratories Inc. Class A	51,446	4,899
*	CACI International Inc. Class A	18,126	4,880
*	Anaplan Inc.	106,311	4,874
*	Rapid7 Inc.	41,301	4,861
*	Novanta Inc.	26,630	4,696
*	Semtech Corp.	52,192	4,641
*	IPG Photonics Corp.	26,841	4,620
*	New Relic Inc.	41,666	4,582
	CMC Materials Inc.	23,137	4,435
*	Asana Inc. Class A	57,469	4,284
*	Cirrus Logic Inc.	46,060	4,238
*	Blackline Inc.	40,808	4,225
	Power Integrations Inc.	45,156	4,195
*	NCR Corp.	104,273	4,192
*	SPS Commerce Inc.	29,067	4,138
*	Digital Turbine Inc.	67,013	4,087
	National Instruments Corp.	92,905	4,057
*	Change Healthcare Inc.	189,343	4,048
	CDK Global Inc.	95,861	4,001
*	Rogers Corp.	14,596	3,985
*	MaxLinear Inc. Class A	52,598	3,965
*	Varonis Systems Inc.	79,140	3,860
*	Tenable Holdings Inc.	69,171	3,809
	Science Applications International Corp.	45,384	3,794
*	Workiva Inc. Class A	29,035	3,789
*	Onto Innovation Inc.	36,971	3,743
*	Diodes Inc.	34,039	3,738
	TD SYNNEX Corp.	32,463	3,712
*	Ziff Davis Inc.	33,309	3,693
	Pegasystems Inc.	32,505	3,635
*	Procore Technologies Inc.	45,339	3,626
*	Qualys Inc.	25,938	3,559
*	Fabrinet	29,174	3,456
*	Teradata Corp.	81,116	3,445
*	Sailpoint Technologies Holdings Inc.	70,681	3,417
*	Q2 Holdings Inc.	42,552	3,380
*	DigitalOcean Holdings Inc.	41,754	3,354
*	Perficient Inc.	25,596	3,309
*	Envestnet Inc.	41,283	3,275
	Avnet Inc.	78,105	3,220
*	SiTime Corp.	11,000	3,218
*	Mandiant Corp.	176,573	3,097
*	Alarm.com Holdings Inc.	36,158	3,067
*	Upwork Inc.	89,743	3,066
*	Box Inc. Class A	115,713	3,031
*	Insight Enterprises Inc.	28,351	3,022
*	Blackbaud Inc.	37,739	2,981
*	MACOM Technology Solutions Holdings Inc.	37,577	2,942

Balanced Index Fund
		Shares	Market Value• ($000)
*	Alteryx Inc. Class A	47,494	2,873
*	FormFactor Inc.	62,092	2,839
*	Dun & Bradstreet Holdings Inc.	137,332	2,814
	Advanced Energy Industries Inc.	30,831	2,807
*	Rambus Inc.	94,189	2,768
*,2	MicroStrategy Inc. Class A	4,991	2,718
*	Altair Engineering Inc. Class A	34,353	2,656
*	Fastly Inc. Class A	72,156	2,558
*	Kyndryl Holdings Inc.	139,762	2,530
*	LiveRamp Holdings Inc.	52,341	2,510
*	Verint Systems Inc.	47,440	2,491
*	Sprout Social Inc. Class A	27,314	2,477
*	nCino Inc.	45,140	2,476
	Xerox Holdings Corp.	107,612	2,436
*	CommVault Systems Inc.	34,685	2,391
*	E2open Parent Holdings Inc.	208,689	2,350
	Vishay Intertechnology Inc.	106,745	2,335
	Switch Inc. Class A	80,373	2,302
*	Plexus Corp.	23,897	2,291
*	Cargurus Inc. Class A	67,976	2,287
*	Cerence Inc.	29,489	2,260
*	Bumble Inc. Class A	66,183	2,241
*	Yelp Inc. Class A	57,290	2,076
*	Sanmina Corp.	50,034	2,074
	Shutterstock Inc.	18,476	2,049
*	Momentive Global Inc.	96,774	2,047
*	Appian Corp.	31,088	2,027
*	Vimeo Inc.	110,126	1,978
*	3D Systems Corp.	91,666	1,974
*	Axcelis Technologies Inc.	26,006	1,939
*	Everbridge Inc.	28,790	1,938
*	Ultra Clean Holdings Inc.	33,444	1,918
*	NetScout Systems Inc.	57,830	1,913
*	Jamf Holding Corp.	49,955	1,899
*	Bottomline Technologies DE Inc.	33,297	1,880
*	Allscripts Healthcare Solutions Inc.	100,264	1,850
	McAfee Corp. Class A	70,222	1,811
*	TechTarget Inc.	18,851	1,803
*	LivePerson Inc.	49,636	1,773
*	PagerDuty Inc.	50,717	1,762
*	C3.ai Inc. Class A	56,109	1,753
	Progress Software Corp.	35,509	1,714
*	Magnite Inc.	96,985	1,697
*	Duck Creek Technologies Inc.	55,901	1,683
		Shares	Market Value• ($000)
*	Allegro MicroSystems Inc.	45,972	1,663
*	Covetrus Inc.	81,869	1,635
*	Zuora Inc. Class A	86,545	1,617
*	Super Micro Computer Inc.	36,500	1,604
	Xperi Holding Corp.	83,942	1,587
*	Qualtrics International Inc. Class A	44,033	1,559
*	Appfolio Inc. Class A	12,485	1,511
*	BigCommerce Holdings Inc.	42,020	1,486
	Methode Electronics Inc.	30,210	1,485
*	Ping Identity Holding Corp.	64,842	1,484
*	Confluent Inc. Class A	19,431	1,481
*	Schrodinger Inc.	41,432	1,443
*	Amplitude Inc. Class A	27,198	1,440
	CSG Systems International Inc.	24,796	1,429
	Amkor Technology Inc.	57,239	1,419
*	DoubleVerify Holdings Inc.	42,002	1,398
*	SentinelOne Inc. Class A	27,571	1,392
*	Cohu Inc.	36,517	1,391
*	Grid Dynamics Holdings Inc.	33,078	1,256
*	Avaya Holdings Corp.	60,729	1,202
*	Impinj Inc.	13,362	1,185
*	JFrog Ltd.	38,100	1,132
*	PROS Holdings Inc.	32,175	1,110
*	Bandwidth Inc. Class A	15,236	1,093
*	SMART Global Holdings Inc.	15,386	1,092
*	HashiCorp Inc. Class A	11,900	1,083
*	Ichor Holdings Ltd.	23,453	1,080
*	ePlus Inc.	20,000	1,078
*	Domo Inc. Class B	21,491	1,066
*	PAR Technology Corp.	20,186	1,065
*	Veeco Instruments Inc.	37,309	1,062
*	Eventbrite Inc. Class A	60,790	1,060
	CTS Corp.	27,307	1,003
*	Informatica Inc. Class A	26,860	993
*	Unisys Corp.	48,242	992
*	TTM Technologies Inc.	66,115	985
*	Porch Group Inc.	60,900	949
*	ACM Research Inc. Class A	10,980	936
*	Sumo Logic Inc.	68,945	935
*	Yext Inc.	91,569	908
*	Vroom Inc.	83,000	896
*	Olo Inc. Class A	42,310	880
*	CEVA Inc.	19,501	843
*	Avid Technology Inc.	25,562	833

Balanced Index Fund
		Shares	Market Value• ($000)
*	Alpha & Omega Semiconductor Ltd.	13,758	833
*	Photronics Inc.	43,753	825
*,2	Skillz Inc. Class A	109,300	813
*	PDF Solutions Inc.	25,459	809
*	Model N Inc.	26,774	804
*	Paycor HCM Inc.	27,391	789
*	nLight Inc.	32,121	769
*	Parsons Corp.	21,903	737
*	KnowBe4 Inc. Class A	31,926	732
*	Gitlab Inc. Class A	8,196	713
*	Agilysys Inc.	15,831	704
*	PubMatic Inc. Class A	20,566	700
*,2	Matterport Inc.	33,584	693
	American Software Inc. Class A	26,372	690
	Benchmark Electronics Inc.	25,359	687
*	Aeva Technologies Inc.	90,600	685
*	ScanSource Inc.	18,847	661
	A10 Networks Inc.	39,654	657
	Ebix Inc.	21,336	649
*	Tucows Inc. Class A	7,729	648
*	Consensus Cloud Solutions Inc.	11,103	643
*	Identiv Inc.	21,679	610
*	Samsara Inc. Class A	21,700	610
	Simulations Plus Inc.	12,535	593
*,2	Toast Inc. Class A	17,089	593
*	Telos Corp.	38,079	587
*	Freshworks Inc. Class A	22,369	587
*,2	MicroVision Inc.	113,698	570
*	Mitek Systems Inc.	31,555	560
*	Alkami Technology Inc.	27,498	552
*	N-able Inc.	49,481	549
*	NeoPhotonics Corp.	35,595	547
*	ON24 Inc.	31,300	543
*	Aehr Test Systems	22,224	537
*	Diebold Nixdorf Inc.	59,335	537
*	Datto Holding Corp.	19,651	518
*	Squarespace Inc. Class A	17,500	516
*	Thoughtworks Holding Inc.	18,583	498
*	OneSpan Inc.	29,119	493
*	Ouster Inc.	92,000	478
*	Braze Inc. Class A	6,196	478
*	ChannelAdvisor Corp.	18,866	466
*	Veritone Inc.	20,477	460
	SolarWinds Corp.	32,181	457
*	Digimarc Corp.	11,500	454
*	Kimball Electronics Inc.	20,481	446
*	SEMrush Holdings Inc. Class A	19,197	400
[2]	Vivid Seats Inc. Class A	36,700	399
		Shares	Market Value• ($000)
*	CCC Intelligent Solutions Holdings Inc.	34,715	395
	PC Connection Inc.	8,866	382
*	Upland Software Inc.	21,208	380
*	Cyxtera Technologies Inc.	29,000	366
*,2	indie Semiconductor Inc. Class A	29,939	359
*,2	IonQ Inc.	21,300	356
*	Vertex Inc. Class A	22,097	351
*	Expensify Inc. Class A	7,860	346
*	Brightcove Inc.	33,486	342
*	Groupon Inc.	14,600	338
*	Rackspace Technology Inc.	24,798	334
*	Limelight Networks Inc.	96,551	331
*	Atomera Inc.	16,254	327
	Hackett Group Inc.	15,802	324
*	Enfusion Inc. Class A	14,958	313
*	CyberOptics Corp.	6,679	311
*	AXT Inc.	32,600	287
*	GTY Technology Holdings Inc.	41,016	275
*,2	Kopin Corp.	64,443	264
	NVE Corp.	3,806	260
*	MediaAlpha Inc. Class A	16,800	259
*	Clear Secure Inc. Class A	7,969	250
*	Cleanspark Inc.	26,200	249
*	Xometry Inc. Class A	4,695	241
*	Intapp Inc.	9,357	235
*	ForgeRock Inc. Class A	8,681	232
*	Alpine 4 Holdings Inc.	117,100	225
*	Nextdoor Holdings Inc.	28,100	222
*,2	KULR Technology Group Inc.	79,473	219
*	MeridianLink Inc.	9,754	211
*	Sprinklr Inc. Class A	13,221	210
*	EverQuote Inc. Class A	12,900	202
*,2	Nuvve Holding Corp.	15,200	202
*	TrueCar Inc.	59,207	201
*	Benefitfocus Inc.	18,600	198
*	EMCORE Corp.	28,435	198
*	Smith Micro Software Inc.	40,208	198
*	Synchronoss Technologies Inc.	80,600	197
*	Greenidge Generation Holdings Inc.	12,210	196
*	comScore Inc.	58,400	195
*	Quantum Corp.	33,700	186
*	Phunware Inc.	67,200	177
*	CoreCard Corp.	4,500	175
*	SmartRent Inc. Class A	17,700	171
*	Innodata Inc.	28,773	170

Balanced Index Fund
		Shares	Market Value• ($000)
*	Rimini Street Inc.	27,624	165
*	eGain Corp.	16,436	164
*	Zeta Global Holdings Corp. Class A	18,457	155
*	Couchbase Inc.	5,911	148
*	Pixelworks Inc.	32,934	145
*	WM Technology Inc.	23,988	143
*	VirnetX Holding Corp.	52,143	136
*	Red Violet Inc.	3,326	132
*	SecureWorks Corp. Class A	8,244	132
*	inTEST Corp.	10,157	129
*	SkyWater Technology Inc.	7,497	122
*	Amtech Systems Inc.	11,877	117
*	Quantum Computing Inc.	33,100	113
*	Zedge Inc. Class B	12,613	107
*	Asure Software Inc.	13,700	107
*	Exela Technologies Inc.	121,993	107
*,2	Inpixon	161,300	97
*	eMagin Corp.	70,432	91
*	AvePoint Inc.	13,161	83
*	Super League Gaming Inc.	34,300	81
*	Computer Task Group Inc.	7,990	80
*	NerdWallet Inc. Class A	5,158	80
*	Intevac Inc.	15,339	72
*	Immersion Corp.	12,233	70
*,2	Verb Technology Co. Inc.	52,596	65
*	TransAct Technologies Inc.	5,458	60
*	Park City Group Inc.	9,689	56
*	Everspin Technologies Inc.	4,413	50
*	Remark Holdings Inc.	48,342	48
*	Daktronics Inc.	8,619	44
*	GSI Technology Inc.	9,342	43
*	Waitr Holdings Inc.	58,338	43
*	Boxlight Corp. Class A	28,067	39
	Richardson Electronics Ltd.	2,700	37
*	Cipher Mining Inc.	7,848	36
*	Inuvo Inc.	65,578	35
*	AstroNova Inc.	2,465	33
*	CSP Inc.	3,181	28
*,2	SeaChange International Inc.	16,682	27
*	Issuer Direct Corp.	848	25
*	Kubient Inc.	6,900	21
*	Evolving Systems Inc.	8,822	20
*	Intellicheck Inc.	4,082	19
*	Qumu Corp.	8,832	19
*	EngageSmart Inc.	772	19
*,2	NextNav Inc.	2,050	18
		Shares	Market Value• ($000)
*	Streamline Health Solutions Inc.	11,428	17
*	Data I/O Corp.	3,396	16
*	Key Tronic Corp.	2,174	14
*	RealNetworks Inc.	13,821	14
*	AutoWeb Inc.	3,439	12
*	CVD Equipment Corp.	2,737	11
*	Intrusion Inc.	3,079	11
*	Arteris Inc.	510	11
*	Backblaze Inc. Class A	596	10
*	Weave Communications Inc.	672	10
*	GSE Systems Inc.	5,300	9
*	1stdibs.com Inc.	694	9
*	KORE Group Holdings Inc.	1,340	9
*	BSQUARE Corp.	4,685	8
*	UserTesting Inc.	962	8
*	WidePoint Corp.	1,600	6
*	Stronghold Digital Mining Inc. Class A	503	6
*	QuickLogic Corp.	937	5
*	EverCommerce Inc.	292	5
*	Mastech Digital Inc.	260	4
*,1	Media General Inc. CVR	82,296	3
			10,786,500
Telecommunications (1.6%)
	Cisco Systems Inc.	2,932,838	185,854
	Comcast Corp. Class A	3,523,001	177,313
	Verizon Communications Inc.	2,925,010	151,984
	AT&T Inc.	5,518,640	135,759
*	Charter Communications Inc. Class A	90,188	58,800
*	T-Mobile US Inc.	437,713	50,766
	Motorola Solutions Inc.	131,575	35,749
*	Arista Networks Inc.	180,188	25,902
*	Roku Inc.	90,753	20,710
*	Liberty Broadband Corp. Class C	101,678	16,380
	Lumen Technologies Inc.	806,489	10,121
*	Ciena Corp.	120,587	9,282
	Juniper Networks Inc.	253,716	9,060
	Cable One Inc.	4,294	7,572
*	DISH Network Corp. Class A	193,925	6,291
*	Lumentum Holdings Inc.	53,695	5,679
*	Frontier Communications Parent Inc.	174,336	5,141
*	Liberty Broadband Corp. Class A	26,922	4,332
*	Iridium Communications Inc.	95,751	3,954
*	Vonage Holdings Corp.	184,834	3,843

Balanced Index Fund
		Shares	Market Value• ($000)
*	Calix Inc.	41,625	3,329
*	Viavi Solutions Inc.	186,473	3,286
*	Altice USA Inc. Class A	172,745	2,795
	Cogent Communications Holdings Inc.	33,438	2,447
*	Viasat Inc.	54,846	2,443
	InterDigital Inc.	24,570	1,760
*	Vocera Communications Inc.	27,022	1,752
*	CommScope Holding Co. Inc.	156,200	1,724
*	Extreme Networks Inc.	100,915	1,584
*	fuboTV Inc.	98,154	1,523
*	Infinera Corp.	145,087	1,391
*	8x8 Inc.	81,172	1,360
	Telephone & Data Systems Inc.	56,948	1,148
*	Harmonic Inc.	90,373	1,063
	ADTRAN Inc.	43,334	989
	Shenandoah Telecommunications Co.	36,710	936
*	Plantronics Inc.	30,788	903
*	Globalstar Inc.	719,107	834
*	IDT Corp. Class B	18,097	799
*	WideOpenWest Inc.	36,037	776
*	NETGEAR Inc.	24,562	717
*	Anterix Inc.	11,305	664
*	Digi International Inc.	25,720	632
*	Clearfield Inc.	7,179	606
*	Gogo Inc.	41,820	566
*	EchoStar Corp. Class A	20,919	551
	Comtech Telecommunications Corp.	22,650	537
*	Consolidated Communications Holdings Inc.	54,100	405
*	Ooma Inc.	19,530	399
*	Inseego Corp.	68,062	397
	ATN International Inc.	8,375	335
*	United States Cellular Corp.	10,230	322
*,2	AST SpaceMobile Inc.	36,000	286
*	Akoustis Technologies Inc.	32,901	220
*	Casa Systems Inc.	34,412	195
	Bel Fuse Inc. Class B	14,300	185
*	Powerfleet Inc.	36,995	175
*	Cambium Networks Corp.	6,400	164
*	Hemisphere Media Group Inc. Class A	22,025	160
*	DZS Inc.	9,587	155
*	CalAmp Corp.	21,071	149
*	Airgain Inc.	8,585	91
		Shares	Market Value• ($000)
*	KVH Industries Inc.	9,132	84
*	Aviat Networks Inc.	1,868	60
*	Genasys Inc.	13,190	52
*	Crexendo Inc.	5,700	28
*	Resonant Inc.	6,278	11
*	Kaltura Inc.	2,554	9
	Network-1 Technologies Inc.	2,710	8
*	ClearOne Inc.	4,114	5
	Communications Systems Inc.	1,854	4
	Bel Fuse Inc. Class A	181	3
*	Optical Cable Corp.	476	3
*	Lantronix Inc.	111	1
			965,513
Utilities (1.7%)
	NextEra Energy Inc.	1,516,227	141,555
	Duke Energy Corp.	596,550	62,578
	Southern Co.	820,766	56,288
	Waste Management Inc.	324,591	54,174
	Dominion Energy Inc.	629,121	49,424
	Exelon Corp.	758,854	43,831
	American Electric Power Co. Inc.	392,058	34,881
	Sempra Energy	236,033	31,222
	Xcel Energy Inc.	422,083	28,575
	Waste Connections Inc.	203,380	27,715
	American Water Works Co. Inc.	140,454	26,526
	Public Service Enterprise Group Inc.	397,302	26,512
	Eversource Energy	269,933	24,559
	WEC Energy Group Inc.	251,871	24,449
	Consolidated Edison Inc.	271,644	23,177
	Republic Services Inc.	161,812	22,565
	Edison International	297,157	20,281
*	PG&E Corp.	1,490,159	18,091
	Entergy Corp.	158,296	17,832
	Ameren Corp.	198,898	17,704
	FirstEnergy Corp.	422,245	17,561
	PPL Corp.	580,675	17,455
	DTE Energy Co.	137,880	16,482
	CMS Energy Corp.	228,593	14,870
	CenterPoint Energy Inc.	446,303	12,456
	Alliant Energy Corp.	198,721	12,215
	Evergy Inc.	177,816	12,200
	AES Corp.	488,671	11,875
	Atmos Energy Corp.	102,879	10,779
	Essential Utilities Inc.	172,929	9,285
	Vistra Corp.	378,203	8,612
	NiSource Inc.	308,817	8,526
	NRG Energy Inc.	186,768	8,046
	UGI Corp.	142,144	6,526
	OGE Energy Corp.	156,724	6,015

Balanced Index Fund
		Shares	Market Value• ($000)
	Pinnacle West Capital Corp.	80,208	5,662
*	Sunrun Inc.	151,467	5,195
	National Fuel Gas Co.	73,362	4,691
	IDACORP Inc.	40,156	4,550
*	Evoqua Water Technologies Corp.	93,598	4,376
*	Stericycle Inc.	73,158	4,363
*	Clean Harbors Inc.	38,583	3,849
	Portland General Electric Co.	71,201	3,768
	Hawaiian Electric Industries Inc.	85,697	3,556
	Black Hills Corp.	49,932	3,524
*	Casella Waste Systems Inc. Class A	39,363	3,362
	ONE Gas Inc.	41,664	3,233
	American States Water Co.	29,394	3,041
	New Jersey Resources Corp.	73,659	3,024
	Southwest Gas Holdings Inc.	42,821	3,000
	California Water Service Group	39,958	2,871
	Avangrid Inc.	57,037	2,845
	Ormat Technologies Inc.	34,520	2,737
	Spire Inc.	37,955	2,475
	Avista Corp.	57,440	2,441
	ALLETE Inc.	36,684	2,434
	MGE Energy Inc.	28,969	2,383
	NorthWestern Corp.	40,235	2,300
	South Jersey Industries Inc.	83,773	2,188
	Chesapeake Utilities Corp.	14,578	2,126
	PNM Resources Inc.	46,364	2,115
	Clearway Energy Inc. Class C	54,482	1,963
*	Sunnova Energy International Inc.	68,864	1,923
	SJW Group	24,606	1,801
	Middlesex Water Co.	14,057	1,691
	Clearway Energy Inc. Class A	35,643	1,193
*	Harsco Corp.	61,710	1,031
		Shares	Market Value• ($000)
	Northwest Natural Holding Co.	17,575	857
	York Water Co.	9,268	461
*	Heritage-Crystal Clean Inc.	14,261	457
*	US Ecology Inc.	13,958	446
	Unitil Corp.	8,518	392
	Artesian Resources Corp. Class A	6,216	288
*	Vertex Energy Inc.	54,099	245
*	Archaea Energy Inc.	13,200	241
*	Pure Cycle Corp.	12,111	177
	RGC Resources Inc.	5,719	132
	Via Renewables Inc. Class A	9,045	103
	Genie Energy Ltd. Class B	13,020	73
	Global Water Resources Inc.	2,764	47
*	Aris Water Solution Inc. Class A	2,534	33
*	Sharps Compliance Corp.	2,867	20
*	Charah Solutions Inc.	4,103	19
*	Advanced Emissions Solutions Inc.	2,073	14
*	Perma-Fix Environmental Services Inc.	605	4
*	Aqua Metals Inc.	780	1
*	Renovare Environmental Inc.	490	—
			1,024,563
Total Common Stocks (Cost $9,806,300)			37,250,672
Preferred Stocks (0.0%)
	Meta Materials Inc. Pfd., 1/31/22	92,934	140
	FAT Brands Inc. Pfd., 8.250%, 2/7/22	346	6
	Air T Funding Pfd., 8.000%, 6/7/24	28	1
Total Preferred Stocks (Cost $5)			147

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (23.9%)
U.S. Government Securities (16.2%)
United States Treasury Note/Bond	0.125%	11/30/22	51,333	51,213
United States Treasury Note/Bond	2.000%	11/30/22	20,628	20,928
United States Treasury Note/Bond	1.625%	12/15/22	14,210	14,377
United States Treasury Note/Bond	0.125%	12/31/22	4,726	4,711

Balanced Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United States Treasury Note/Bond	0.125%	1/31/23	5,333	5,315
United States Treasury Note/Bond	1.750%	1/31/23	25,218	25,568
United States Treasury Note/Bond	2.000%	2/15/23	11,203	11,395
United States Treasury Note/Bond	7.125%	2/15/23	1,100	1,180
United States Treasury Note/Bond	0.125%	2/28/23	1,273	1,268
United States Treasury Note/Bond	1.500%	2/28/23	3,327	3,366
United States Treasury Note/Bond	0.500%	3/15/23	245,065	245,103
United States Treasury Note/Bond	0.125%	3/31/23	48,261	48,027
United States Treasury Note/Bond	1.500%	3/31/23	28,975	29,324
United States Treasury Note/Bond	2.500%	3/31/23	10,271	10,523
United States Treasury Note/Bond	0.250%	4/15/23	48,650	48,483
United States Treasury Note/Bond	0.125%	4/30/23	12,635	12,566
United States Treasury Note/Bond	1.625%	4/30/23	22,585	22,910
United States Treasury Note/Bond	0.125%	5/15/23	29,606	29,435
United States Treasury Note/Bond	1.750%	5/15/23	36,518	37,111
United States Treasury Note/Bond	0.125%	5/31/23	25,775	25,614
United States Treasury Note/Bond	1.625%	5/31/23	13,985	14,193
United States Treasury Note/Bond	2.750%	5/31/23	5,895	6,076
United States Treasury Note/Bond	0.250%	6/15/23	87,590	87,179
United States Treasury Note/Bond	0.125%	6/30/23	17,211	17,093
United States Treasury Note/Bond	1.375%	6/30/23	30,610	30,969
United States Treasury Note/Bond	2.625%	6/30/23	14,541	14,982
United States Treasury Note/Bond	0.125%	7/15/23	27,487	27,285
United States Treasury Note/Bond	0.125%	7/31/23	42,335	41,998
United States Treasury Note/Bond	1.250%	7/31/23	51,209	51,721
United States Treasury Note/Bond	2.750%	7/31/23	40,739	42,101
United States Treasury Note/Bond	0.125%	8/15/23	72,385	71,786
United States Treasury Note/Bond	2.500%	8/15/23	26,338	27,124
United States Treasury Note/Bond	6.250%	8/15/23	32,780	35,720
United States Treasury Note/Bond	0.125%	8/31/23	18,290	18,127
United States Treasury Note/Bond	1.375%	8/31/23	12,820	12,970
United States Treasury Note/Bond	2.750%	8/31/23	2,380	2,462
United States Treasury Note/Bond	0.125%	9/15/23	64,998	64,399
United States Treasury Note/Bond	0.250%	9/30/23	76,795	76,255
United States Treasury Note/Bond	1.375%	9/30/23	20,585	20,833
United States Treasury Note/Bond	2.875%	9/30/23	3,149	3,269
United States Treasury Note/Bond	0.125%	10/15/23	61,900	61,281
United States Treasury Note/Bond	0.375%	10/31/23	51,875	51,583
United States Treasury Note/Bond	1.625%	10/31/23	21,251	21,609
United States Treasury Note/Bond	2.875%	10/31/23	3	3
United States Treasury Note/Bond	0.250%	11/15/23	11,380	11,286
United States Treasury Note/Bond	2.750%	11/15/23	281	292
United States Treasury Note/Bond	0.500%	11/30/23	12,528	12,479
United States Treasury Note/Bond	2.125%	11/30/23	10,555	10,837
United States Treasury Note/Bond	2.875%	11/30/23	7	8
United States Treasury Note/Bond	0.125%	12/15/23	158,420	156,588
United States Treasury Note/Bond	2.250%	12/31/23	16	16
United States Treasury Note/Bond	2.625%	12/31/23	7,276	7,547
United States Treasury Note/Bond	0.125%	1/15/24	90,690	89,542
United States Treasury Note/Bond	2.250%	1/31/24	37,380	38,525
United States Treasury Note/Bond	2.500%	1/31/24	37,219	38,551
United States Treasury Note/Bond	0.125%	2/15/24	54,230	53,527
United States Treasury Note/Bond	2.750%	2/15/24	29,974	31,220
United States Treasury Note/Bond	2.125%	2/29/24	10,040	10,329
United States Treasury Note/Bond	2.375%	2/29/24	35,519	36,729

Balanced Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United States Treasury Note/Bond	0.250%	3/15/24	108,795	107,503
United States Treasury Note/Bond	2.125%	3/31/24	46,008	47,345
United States Treasury Note/Bond	0.375%	4/15/24	59,975	59,366
United States Treasury Note/Bond	2.000%	4/30/24	20,345	20,895
United States Treasury Note/Bond	2.250%	4/30/24	21,021	21,707
United States Treasury Note/Bond	0.250%	5/15/24	69,650	68,703
United States Treasury Note/Bond	2.500%	5/15/24	54,662	56,772
United States Treasury Note/Bond	2.000%	5/31/24	46,835	48,123
United States Treasury Note/Bond	0.250%	6/15/24	56,083	55,259
United States Treasury Note/Bond	1.750%	6/30/24	23,576	24,088
United States Treasury Note/Bond	2.000%	6/30/24	30,635	31,482
United States Treasury Note/Bond	0.375%	7/15/24	42,593	42,061
United States Treasury Note/Bond	1.750%	7/31/24	13,537	13,839
United States Treasury Note/Bond	2.125%	7/31/24	14,710	15,177
United States Treasury Note/Bond	0.375%	8/15/24	53,215	52,508
United States Treasury Note/Bond	2.375%	8/15/24	49,886	51,788
United States Treasury Note/Bond	1.250%	8/31/24	18,258	18,423
United States Treasury Note/Bond	1.875%	8/31/24	10,623	10,890
United States Treasury Note/Bond	0.375%	9/15/24	57,320	56,505
United States Treasury Note/Bond	1.500%	9/30/24	22,661	23,019
United States Treasury Note/Bond	2.125%	9/30/24	40,408	41,721
United States Treasury Note/Bond	0.625%	10/15/24	128,515	127,471
United States Treasury Note/Bond	2.250%	10/31/24	35,320	36,600
United States Treasury Note/Bond	0.750%	11/15/24	37,635	37,429
United States Treasury Note/Bond	2.250%	11/15/24	46,200	47,889
United States Treasury Note/Bond	7.500%	11/15/24	675	800
United States Treasury Note/Bond	1.500%	11/30/24	33,166	33,684
United States Treasury Note/Bond	2.125%	11/30/24	22,105	22,837
United States Treasury Note/Bond	1.000%	12/15/24	89,030	89,113
United States Treasury Note/Bond	1.750%	12/31/24	9,385	9,598
United States Treasury Note/Bond	2.250%	12/31/24	19,217	19,935
United States Treasury Note/Bond	2.500%	1/31/25	20,340	21,262
United States Treasury Note/Bond	2.000%	2/15/25	36,848	37,948
United States Treasury Note/Bond	1.125%	2/28/25	32,270	32,381
United States Treasury Note/Bond	2.750%	2/28/25	19,890	20,956
United States Treasury Note/Bond	0.500%	3/31/25	245,241	241,141
United States Treasury Note/Bond	0.375%	4/30/25	65,185	63,729
United States Treasury Note/Bond	2.875%	4/30/25	53,483	56,659
United States Treasury Note/Bond	2.125%	5/15/25	40,319	41,730
United States Treasury Note/Bond	0.250%	5/31/25	68,490	66,607
United States Treasury Note/Bond	2.875%	5/31/25	25,340	26,864
United States Treasury Note/Bond	0.250%	6/30/25	16,050	15,591
United States Treasury Note/Bond	2.750%	6/30/25	24,044	25,412
United States Treasury Note/Bond	0.250%	7/31/25	67,172	65,146
United States Treasury Note/Bond	2.875%	7/31/25	34,960	37,150
United States Treasury Note/Bond	2.000%	8/15/25	52,746	54,387
United States Treasury Note/Bond	6.875%	8/15/25	1,943	2,339
United States Treasury Note/Bond	0.250%	8/31/25	33,812	32,750
United States Treasury Note/Bond	0.250%	9/30/25	39,495	38,236
United States Treasury Note/Bond	0.250%	10/31/25	25,440	24,585
United States Treasury Note/Bond	2.250%	11/15/25	6,372	6,637
United States Treasury Note/Bond	0.375%	11/30/25	88,850	86,157
United States Treasury Note/Bond	0.375%	12/31/25	26,597	25,774
United States Treasury Note/Bond	0.375%	1/31/26	78,780	76,220
United States Treasury Note/Bond	1.625%	2/15/26	59,937	60,958

Balanced Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United States Treasury Note/Bond	0.500%	2/28/26	54,345	52,791
United States Treasury Note/Bond	0.750%	3/31/26	69,340	68,018
United States Treasury Note/Bond	2.250%	3/31/26	25,535	26,628
United States Treasury Note/Bond	0.750%	4/30/26	7,546	7,395
United States Treasury Note/Bond	2.375%	4/30/26	44,065	46,213
United States Treasury Note/Bond	0.750%	5/31/26	36,415	35,670
United States Treasury Note/Bond	2.125%	5/31/26	17,795	18,482
United States Treasury Note/Bond	0.875%	6/30/26	64,211	63,188
United States Treasury Note/Bond	1.875%	6/30/26	16,182	16,635
United States Treasury Note/Bond	0.625%	7/31/26	50,979	49,561
United States Treasury Note/Bond	1.875%	7/31/26	15,760	16,206
United States Treasury Note/Bond	1.500%	8/15/26	51,244	51,821
United States Treasury Note/Bond	6.750%	8/15/26	3,095	3,853
United States Treasury Note/Bond	0.750%	8/31/26	6,113	5,975
United States Treasury Note/Bond	0.875%	9/30/26	60,635	59,555
United States Treasury Note/Bond	1.125%	10/31/26	17,773	17,656
United States Treasury Note/Bond	1.625%	10/31/26	24,345	24,756
United States Treasury Note/Bond	2.000%	11/15/26	50,899	52,649
United States Treasury Note/Bond	6.500%	11/15/26	910	1,134
United States Treasury Note/Bond	1.250%	11/30/26	9,805	9,800
United States Treasury Note/Bond	1.625%	11/30/26	25,526	25,957
United States Treasury Note/Bond	1.250%	12/31/26	61,115	61,048
United States Treasury Note/Bond	1.750%	12/31/26	29,266	29,947
United States Treasury Note/Bond	2.250%	2/15/27	26,207	27,448
United States Treasury Note/Bond	1.125%	2/28/27	98,502	97,702
United States Treasury Note/Bond	0.625%	3/31/27	64,045	61,903
United States Treasury Note/Bond	0.500%	4/30/27	73,800	70,767
United States Treasury Note/Bond	2.375%	5/15/27	39,787	41,982
United States Treasury Note/Bond	0.500%	5/31/27	67,015	64,167
United States Treasury Note/Bond	0.500%	6/30/27	19,470	18,624
United States Treasury Note/Bond	0.375%	7/31/27	75,475	71,689
United States Treasury Note/Bond	2.250%	8/15/27	44,310	46,477
United States Treasury Note/Bond	0.500%	8/31/27	49,244	46,982
United States Treasury Note/Bond	0.375%	9/30/27	45,460	43,031
United States Treasury Note/Bond	0.500%	10/31/27	56,885	54,147
United States Treasury Note/Bond	2.250%	11/15/27	49,833	52,317
United States Treasury Note/Bond	6.125%	11/15/27	775	983
United States Treasury Note/Bond	0.625%	11/30/27	81,305	77,862
United States Treasury Note/Bond	0.625%	12/31/27	74,020	70,828
United States Treasury Note/Bond	0.750%	1/31/28	61,625	59,353
United States Treasury Note/Bond	2.750%	2/15/28	20,868	22,547
United States Treasury Note/Bond	1.125%	2/29/28	84,425	83,198
United States Treasury Note/Bond	1.250%	3/31/28	72,966	72,327
United States Treasury Note/Bond	1.250%	4/30/28	64,511	63,926
United States Treasury Note/Bond	2.875%	5/15/28	25,665	27,959
United States Treasury Note/Bond	1.250%	5/31/28	68,185	67,514
United States Treasury Note/Bond	1.250%	6/30/28	103,749	102,695
United States Treasury Note/Bond	1.000%	7/31/28	84,064	81,831
United States Treasury Note/Bond	2.875%	8/15/28	53,510	58,443
United States Treasury Note/Bond	5.500%	8/15/28	895	1,124
United States Treasury Note/Bond	1.125%	8/31/28	41,850	41,052
United States Treasury Note/Bond	1.250%	9/30/28	113,870	112,553
United States Treasury Note/Bond	1.375%	10/31/28	54,550	54,328
United States Treasury Note/Bond	3.125%	11/15/28	27,149	30,178
United States Treasury Note/Bond	5.250%	11/15/28	14,810	18,517

Balanced Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United States Treasury Note/Bond	1.500%	11/30/28	76,835	77,147
United States Treasury Note/Bond	1.375%	12/31/28	15,040	14,974
United States Treasury Note/Bond	1.625%	8/15/29	19,267	19,541
United States Treasury Note/Bond	1.750%	11/15/29	36,000	36,889
United States Treasury Note/Bond	1.500%	2/15/30	66,128	66,449
United States Treasury Note/Bond	0.625%	5/15/30	81,827	76,495
United States Treasury Note/Bond	6.250%	5/15/30	5,570	7,680
United States Treasury Note/Bond	0.625%	8/15/30	88,711	82,710
United States Treasury Note/Bond	0.875%	11/15/30	94,936	90,219
United States Treasury Note/Bond	1.125%	2/15/31	107,602	104,408
United States Treasury Note/Bond	5.375%	2/15/31	8,005	10,692
United States Treasury Note/Bond	1.625%	5/15/31	98,188	99,385
United States Treasury Note/Bond	1.250%	8/15/31	100,007	97,726
United States Treasury Note/Bond	1.375%	11/15/31	86,825	85,685
United States Treasury Note/Bond	4.500%	2/15/36	10,234	14,045
United States Treasury Note/Bond	5.000%	5/15/37	16,211	23,574
United States Treasury Note/Bond	4.375%	2/15/38	18,517	25,461
United States Treasury Note/Bond	4.500%	5/15/38	6,044	8,432
United States Treasury Note/Bond	3.500%	2/15/39	7,403	9,269
United States Treasury Note/Bond	4.250%	5/15/39	7,883	10,789
United States Treasury Note/Bond	4.500%	8/15/39	9,884	13,933
United States Treasury Note/Bond	4.375%	11/15/39	11,686	16,264
United States Treasury Note/Bond	4.625%	2/15/40	10,000	14,339
United States Treasury Note/Bond	1.125%	5/15/40	52,285	45,733
United States Treasury Note/Bond	4.375%	5/15/40	5,139	7,178
United States Treasury Note/Bond	1.125%	8/15/40	37,305	32,496
United States Treasury Note/Bond	3.875%	8/15/40	8,449	11,117
United States Treasury Note/Bond	1.375%	11/15/40	57,480	52,244
United States Treasury Note/Bond	4.250%	11/15/40	4,317	5,956
United States Treasury Note/Bond	1.875%	2/15/41	56,471	55,800
United States Treasury Note/Bond	4.750%	2/15/41	5,967	8,761
United States Treasury Note/Bond	2.250%	5/15/41	69,360	72,741
United States Treasury Note/Bond	4.375%	5/15/41	11,000	15,486
United States Treasury Note/Bond	1.750%	8/15/41	70,496	68,194
United States Treasury Note/Bond	3.750%	8/15/41	12,000	15,654
United States Treasury Note/Bond	2.000%	11/15/41	19,695	19,883
United States Treasury Note/Bond	3.125%	11/15/41	13,128	15,764
United States Treasury Note/Bond	3.125%	2/15/42	12,579	15,138
United States Treasury Note/Bond	3.000%	5/15/42	11,950	14,138
United States Treasury Note/Bond	2.750%	8/15/42	14,706	16,744
United States Treasury Note/Bond	2.750%	11/15/42	22,620	25,755
United States Treasury Note/Bond	3.125%	2/15/43	23,361	28,146
United States Treasury Note/Bond	2.875%	5/15/43	32,064	37,224
United States Treasury Note/Bond	3.625%	8/15/43	27,265	35,351
United States Treasury Note/Bond	3.750%	11/15/43	19,000	25,098
United States Treasury Note/Bond	3.625%	2/15/44	28,823	37,493
United States Treasury Note/Bond	3.375%	5/15/44	22,600	28,448
United States Treasury Note/Bond	3.125%	8/15/44	30,000	36,398
United States Treasury Note/Bond	3.000%	11/15/44	29,816	35,546
United States Treasury Note/Bond	2.500%	2/15/45	31,348	34,458
United States Treasury Note/Bond	3.000%	5/15/45	24,914	29,788
United States Treasury Note/Bond	2.875%	8/15/45	34,616	40,642
United States Treasury Note/Bond	3.000%	11/15/45	16,493	19,804
United States Treasury Note/Bond	2.500%	2/15/46	34,749	38,360
United States Treasury Note/Bond	2.500%	5/15/46	32,775	36,216

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	2.250%	8/15/46	29,394	31,056
	United States Treasury Note/Bond	2.875%	11/15/46	12,440	14,714
	United States Treasury Note/Bond	3.000%	2/15/47	29,180	35,326
	United States Treasury Note/Bond	3.000%	5/15/47	30,222	36,677
	United States Treasury Note/Bond	2.750%	8/15/47	32,138	37,390
	United States Treasury Note/Bond	2.750%	11/15/47	32,850	38,239
	United States Treasury Note/Bond	3.000%	2/15/48	32,745	39,954
	United States Treasury Note/Bond	3.125%	5/15/48	37,817	47,248
	United States Treasury Note/Bond	3.000%	8/15/48	41,008	50,146
	United States Treasury Note/Bond	3.375%	11/15/48	26,886	35,178
	United States Treasury Note/Bond	3.000%	2/15/49	5,000	6,144
	United States Treasury Note/Bond	2.875%	5/15/49	25,488	30,689
	United States Treasury Note/Bond	2.250%	8/15/49	35,650	38,162
	United States Treasury Note/Bond	2.375%	11/15/49	34,864	38,307
	United States Treasury Note/Bond	2.000%	2/15/50	41,881	42,515
[5]	United States Treasury Note/Bond	1.250%	5/15/50	77,501	65,779
	United States Treasury Note/Bond	1.375%	8/15/50	76,670	67,134
	United States Treasury Note/Bond	1.625%	11/15/50	58,713	54,658
	United States Treasury Note/Bond	1.875%	2/15/51	69,680	68,940
	United States Treasury Note/Bond	2.375%	5/15/51	75,905	83,851
	United States Treasury Note/Bond	2.000%	8/15/51	68,070	69,389
	United States Treasury Note/Bond	1.875%	11/15/51	62,355	61,858
					9,850,666
Agency Bonds and Notes (0.4%)
[6]	AID-Israel	5.500%	12/4/23	375	408
[6]	AID-Israel	5.500%	4/26/24	1,400	1,545
[6]	AID-Israel	5.500%	9/18/33	400	550
[6]	AID-Jordan	3.000%	6/30/25	400	424
	Federal Farm Credit Banks	0.125%	2/3/23	2,000	1,993
	Federal Farm Credit Banks	0.125%	4/13/23	3,000	2,985
	Federal Farm Credit Banks	0.125%	5/10/23	2,225	2,212
	Federal Farm Credit Banks	1.770%	6/26/23	575	585
	Federal Farm Credit Banks	0.500%	12/1/23	3,000	2,986
	Federal Farm Credit Banks	3.500%	12/20/23	500	527
	Federal Farm Credit Banks	0.250%	2/26/24	2,500	2,470
	Federal Farm Credit Banks	0.875%	11/18/24	876	873
	Federal Home Loan Banks	1.375%	2/17/23	4,000	4,041
	Federal Home Loan Banks	2.125%	3/10/23	3,155	3,216
	Federal Home Loan Banks	0.125%	3/17/23	3,000	2,987
	Federal Home Loan Banks	0.125%	6/2/23	8,500	8,446
	Federal Home Loan Banks	0.125%	8/28/23	2,925	2,900
	Federal Home Loan Banks	0.500%	11/9/23	1,050	1,046
	Federal Home Loan Banks	0.625%	12/22/23	900	898
	Federal Home Loan Banks	2.500%	2/13/24	3,515	3,639
	Federal Home Loan Banks	2.875%	6/14/24	2,000	2,096
	Federal Home Loan Banks	1.500%	8/15/24	1,990	2,019
	Federal Home Loan Banks	5.375%	8/15/24	815	908
[7]	Federal Home Loan Banks	1.000%	12/20/24	900	900
	Federal Home Loan Banks	0.500%	4/14/25	3,500	3,436
	Federal Home Loan Banks	0.375%	9/4/25	800	778
	Federal Home Loan Banks	1.250%	12/21/26	500	499
	Federal Home Loan Banks	3.250%	6/9/28	2,700	2,989
	Federal Home Loan Banks	3.250%	11/16/28	1,965	2,190
	Federal Home Loan Banks	5.500%	7/15/36	2,775	4,024
[8]	Federal Home Loan Mortgage Corp.	0.375%	4/20/23	4,800	4,791

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Federal Home Loan Mortgage Corp.	0.375%	5/5/23	3,000	2,993
[7,8]	Federal Home Loan Mortgage Corp.	2.750%	6/19/23	4,000	4,126
[8]	Federal Home Loan Mortgage Corp.	0.250%	6/26/23	6,000	5,971
[8]	Federal Home Loan Mortgage Corp.	0.250%	8/24/23	4,975	4,943
[8]	Federal Home Loan Mortgage Corp.	0.250%	9/8/23	4,800	4,765
[8]	Federal Home Loan Mortgage Corp.	0.125%	10/16/23	3,500	3,463
[8]	Federal Home Loan Mortgage Corp.	0.250%	11/6/23	7,000	6,938
[8]	Federal Home Loan Mortgage Corp.	0.250%	12/4/23	6,000	5,942
[8]	Federal Home Loan Mortgage Corp.	1.500%	2/12/25	5,000	5,072
[7,8]	Federal Home Loan Mortgage Corp.	0.375%	7/21/25	4,500	4,382
[8]	Federal Home Loan Mortgage Corp.	0.375%	9/23/25	10,500	10,203
[7,8]	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	2,270	3,120
[8]	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	6,141	8,790
[8]	Federal National Mortgage Assn.	2.375%	1/19/23	8,174	8,343
[8]	Federal National Mortgage Assn.	0.250%	5/22/23	2,500	2,490
[8]	Federal National Mortgage Assn.	0.250%	7/10/23	3,000	2,984
[8]	Federal National Mortgage Assn.	2.875%	9/12/23	2,000	2,074
[8]	Federal National Mortgage Assn.	0.250%	11/27/23	4,000	3,963
[8]	Federal National Mortgage Assn.	2.500%	2/5/24	3,881	4,016
[8]	Federal National Mortgage Assn.	1.750%	7/2/24	2,055	2,098
[8]	Federal National Mortgage Assn.	2.625%	9/6/24	660	689
[8]	Federal National Mortgage Assn.	1.625%	10/15/24	3,890	3,960
[8]	Federal National Mortgage Assn.	1.625%	1/7/25	3,460	3,522
[8]	Federal National Mortgage Assn.	0.500%	6/17/25	3,000	2,939
[8]	Federal National Mortgage Assn.	0.375%	8/25/25	6,000	5,836
[8]	Federal National Mortgage Assn.	0.500%	11/7/25	8,500	8,276
[8]	Federal National Mortgage Assn.	2.125%	4/24/26	1,600	1,659
[8]	Federal National Mortgage Assn.	1.875%	9/24/26	2,900	2,979
[8]	Federal National Mortgage Assn.	0.750%	10/8/27	8,500	8,181
[8]	Federal National Mortgage Assn.	6.250%	5/15/29	2,000	2,650
[8]	Federal National Mortgage Assn.	7.125%	1/15/30	2,405	3,408
[8]	Federal National Mortgage Assn.	7.250%	5/15/30	2,025	2,920
[8]	Federal National Mortgage Assn.	0.875%	8/5/30	7,000	6,590
[8]	Federal National Mortgage Assn.	6.625%	11/15/30	9,320	13,131
[8]	Federal National Mortgage Assn.	5.625%	7/15/37	1,260	1,878
[7]	Private Export Funding Corp.	3.550%	1/15/24	725	761
[7]	Private Export Funding Corp.	2.450%	7/15/24	525	541
[7]	Private Export Funding Corp.	1.750%	11/15/24	280	284
[7]	Private Export Funding Corp.	3.250%	6/15/25	175	185
[7]	Private Export Funding Corp.	1.400%	7/15/28	800	780
	Tennessee Valley Authority	2.875%	9/15/24	954	1,001
	Tennessee Valley Authority	0.750%	5/15/25	500	493
[7]	Tennessee Valley Authority	6.750%	11/1/25	2,920	3,517
[7]	Tennessee Valley Authority	2.875%	2/1/27	1,000	1,071
	Tennessee Valley Authority	7.125%	5/1/30	2,000	2,843
	Tennessee Valley Authority	1.500%	9/15/31	1,650	1,616
[7]	Tennessee Valley Authority	4.700%	7/15/33	575	735
	Tennessee Valley Authority	4.650%	6/15/35	500	645
	Tennessee Valley Authority	5.880%	4/1/36	785	1,147
	Tennessee Valley Authority	5.500%	6/15/38	225	323
	Tennessee Valley Authority	5.250%	9/15/39	1,912	2,712
	Tennessee Valley Authority	5.375%	4/1/56	580	944
	Tennessee Valley Authority	4.625%	9/15/60	519	779
	Tennessee Valley Authority	4.250%	9/15/65	700	1,004
					256,036

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Conventional Mortgage-Backed Securities (7.3%)
[7,8]	Freddie Mac Gold Pool	2.000%	8/1/28–12/1/31	1,623	1,664
[7,8]	Freddie Mac Gold Pool	2.500%	4/1/27–2/1/43	29,115	30,168
[7,8]	Freddie Mac Gold Pool	3.000%	10/1/24–4/1/47	89,773	94,093
[7,8]	Freddie Mac Gold Pool	3.500%	9/1/25–11/1/48	99,104	105,638
[7,8]	Freddie Mac Gold Pool	4.000%	3/1/24–11/1/48	56,595	61,189
[7,8]	Freddie Mac Gold Pool	4.500%	3/1/23–1/1/49	25,646	28,051
[7,8]	Freddie Mac Gold Pool	5.000%	4/1/22–1/1/49	8,378	9,356
[7,8]	Freddie Mac Gold Pool	5.500%	1/1/23–6/1/41	7,070	8,062
[7,8]	Freddie Mac Gold Pool	6.000%	2/1/26–5/1/40	3,922	4,601
[7,8]	Freddie Mac Gold Pool	6.500%	3/1/24–3/1/39	1,027	1,167
[7,8]	Freddie Mac Gold Pool	7.000%	3/1/26–12/1/38	315	354
[7,8]	Freddie Mac Gold Pool	7.500%	2/1/24–5/1/28	33	34
[7,8]	Freddie Mac Gold Pool	8.000%	12/1/25–1/1/31	27	32
[7,8]	Freddie Mac Gold Pool	8.500%	10/1/26–5/1/27	3	3
[7,8]	Freddie Mac Gold Pool	9.000%	7/1/24	3	3
[7]	Ginnie Mae I Pool	3.000%	1/15/26–5/15/45	4,823	5,022
[7]	Ginnie Mae I Pool	3.500%	11/15/25–9/15/49	5,280	5,618
[7]	Ginnie Mae I Pool	4.000%	10/15/24–6/15/46	7,629	8,280
[7]	Ginnie Mae I Pool	4.500%	10/15/24–2/15/49	7,178	8,061
[7,9]	Ginnie Mae I Pool	5.000%	5/15/34–12/15/51	5,214	5,905
[7]	Ginnie Mae I Pool	5.500%	1/15/32–6/15/41	2,880	3,224
[7]	Ginnie Mae I Pool	6.000%	5/15/28–12/15/40	1,682	1,854
[7]	Ginnie Mae I Pool	6.500%	4/15/26–8/15/39	603	655
[7]	Ginnie Mae I Pool	7.000%	3/15/24–8/15/32	237	266
[7]	Ginnie Mae I Pool	7.500%	7/15/24–3/15/32	71	78
[7]	Ginnie Mae I Pool	8.000%	7/15/25–3/15/32	47	56
[7]	Ginnie Mae I Pool	8.500%	1/15/27–6/15/30	6	6
[7]	Ginnie Mae I Pool	9.000%	7/15/25–9/15/25	3	3
[7]	Ginnie Mae II Pool	1.500%	2/20/51–4/20/51	4,175	4,060
[7,9]	Ginnie Mae II Pool	2.000%	8/20/50–1/15/52	198,681	200,659
[7,9]	Ginnie Mae II Pool	2.500%	6/20/27–1/15/52	182,824	187,599
[7,9]	Ginnie Mae II Pool	3.000%	2/20/27–1/15/52	203,506	212,158
[7]	Ginnie Mae II Pool	3.500%	9/20/25–11/20/51	153,256	161,558
[7]	Ginnie Mae II Pool	4.000%	9/20/25–5/20/50	73,679	78,882
[7]	Ginnie Mae II Pool	4.500%	11/20/35–1/20/50	37,400	40,352
[7,9]	Ginnie Mae II Pool	5.000%	5/20/39–12/15/51	12,330	13,678
[7]	Ginnie Mae II Pool	5.500%	12/20/33–9/20/41	2,996	3,479
[7]	Ginnie Mae II Pool	6.000%	3/20/33–7/20/39	1,205	1,414
[7]	Ginnie Mae II Pool	6.500%	12/20/35–11/20/39	382	443
[7]	Ginnie Mae II Pool	7.000%	4/20/38–8/20/38	42	49
[7,8,9]	UMBS Pool	1.500%	7/1/35–1/25/52	269,614	265,028
[7,8,9]	UMBS Pool	2.000%	11/1/23–1/25/52	1,078,956	1,082,639
[7,8,9]	UMBS Pool	2.500%	8/1/22–1/25/52	730,738	748,576
[7,8,9]	UMBS Pool	3.000%	1/1/26–1/25/52	438,123	457,605
[7,8]	UMBS Pool	3.500%	9/1/25–5/1/51	257,950	274,418
[7,8]	UMBS Pool	4.000%	2/1/24–3/1/51	186,668	201,386
[7,8]	UMBS Pool	4.500%	4/1/23–7/1/50	90,659	98,989
[7,8]	UMBS Pool	5.000%	12/1/22–3/1/50	30,348	33,820
[7,8]	UMBS Pool	5.500%	7/1/25–6/1/49	11,085	12,597
[7,8]	UMBS Pool	6.000%	4/1/28–5/1/41	8,757	10,279
[7,8]	UMBS Pool	6.500%	1/1/26–10/1/39	2,672	3,075
[7,8]	UMBS Pool	7.000%	12/1/22–11/1/37	891	1,041
[7,8]	UMBS Pool	7.500%	10/1/25–12/1/32	82	94
[7,8]	UMBS Pool	8.000%	1/1/26–7/1/30	12	15

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7,8]	UMBS Pool	8.500%	10/1/24–7/1/30	11	12
[7,8]	UMBS Pool	9.000%	1/1/25–6/1/26	3	3
					4,477,351
Nonconventional Mortgage-Backed Securities (0.0%)
[7,8,10]	Fannie Mae Pool, 12M USD LIBOR + 1.290%	1.627%	12/1/41	34	34
[7,8,10]	Fannie Mae Pool, 12M USD LIBOR + 1.310%	1.560%	9/1/37	72	74
[7,8,10]	Fannie Mae Pool, 12M USD LIBOR + 1.432%	1.681%	7/1/36	8	9
[7,8,10]	Fannie Mae Pool, 12M USD LIBOR + 1.471%	1.791%	3/1/43	116	120
[7,8,10]	Fannie Mae Pool, 12M USD LIBOR + 1.530%	1.780%	12/1/43	70	72
[7,8,10]	Fannie Mae Pool, 12M USD LIBOR + 1.554%	1.804%	9/1/43	13	13
[7,8,10]	Fannie Mae Pool, 12M USD LIBOR + 1.560%	2.316%	7/1/43	203	211
[7,8,10]	Fannie Mae Pool, 12M USD LIBOR + 1.597%	1.847%	8/1/35	39	40
[7,8,10]	Fannie Mae Pool, 12M USD LIBOR + 1.601%	1.851%	10/1/37	18	19
[7,8,10]	Fannie Mae Pool, 12M USD LIBOR + 1.605%	1.882%	6/1/43	45	47
[7,8,10]	Fannie Mae Pool, 12M USD LIBOR + 1.623%	1.998%	2/1/36	17	18
[7,8,10]	Fannie Mae Pool, 12M USD LIBOR + 1.627%	2.002%	3/1/38	6	6
[7,8,10]	Fannie Mae Pool, 12M USD LIBOR + 1.635%	1.885%	11/1/36	14	14
[7,8,10]	Fannie Mae Pool, 12M USD LIBOR + 1.660%	1.910%	9/1/40	5	5
[7,8,10]	Fannie Mae Pool, 12M USD LIBOR + 1.662%	2.006%	1/1/37	13	14
[7,8,10]	Fannie Mae Pool, 12M USD LIBOR + 1.665%	1.915%	6/1/36	2	2
[7,8,10]	Fannie Mae Pool, 12M USD LIBOR + 1.670%	1.921%	10/1/42	46	48
[7,8,10]	Fannie Mae Pool, 12M USD LIBOR + 1.679%	1.944%	8/1/39	45	47
[7,8,10]	Fannie Mae Pool, 12M USD LIBOR + 1.683%	1.935%	1/1/42	63	66
[7,8,10]	Fannie Mae Pool, 12M USD LIBOR + 1.685%	1.935%	12/1/33	12	12
[7,8,10]	Fannie Mae Pool, 12M USD LIBOR + 1.685%	1.940%	6/1/42	122	126
[7,8,10]	Fannie Mae Pool, 12M USD LIBOR + 1.690%	1.940%	10/1/39–9/1/42	78	81
[7,8,10]	Fannie Mae Pool, 12M USD LIBOR + 1.690%	1.964%	5/1/40	11	12
[7,8,10]	Fannie Mae Pool, 12M USD LIBOR + 1.695%	1.945%	7/1/39	6	7
[7,8,10]	Fannie Mae Pool, 12M USD LIBOR + 1.698%	1.948%	8/1/40	12	13
[7,8,10]	Fannie Mae Pool, 12M USD LIBOR + 1.700%	1.950%	12/1/40	29	30
[7,8,10]	Fannie Mae Pool, 12M USD LIBOR + 1.700%	2.075%	7/1/37	9	9
[7,8,10]	Fannie Mae Pool, 12M USD LIBOR + 1.701%	1.951%	10/1/42	34	35
[7,8,10]	Fannie Mae Pool, 12M USD LIBOR + 1.705%	1.955%	11/1/39	9	9
[7,8,10]	Fannie Mae Pool, 12M USD LIBOR + 1.709%	2.039%	5/1/42	57	59
[7,8,10]	Fannie Mae Pool, 12M USD LIBOR + 1.730%	1.986%	9/1/43	81	85
[7,8,10]	Fannie Mae Pool, 12M USD LIBOR + 1.736%	1.986%	6/1/41	9	9
[7,8,10]	Fannie Mae Pool, 12M USD LIBOR + 1.747%	1.997%	7/1/41	51	54
[7,8,10]	Fannie Mae Pool, 12M USD LIBOR + 1.750%	2.000%	10/1/40	9	9
[7,8,10]	Fannie Mae Pool, 12M USD LIBOR + 1.752%	2.002%	9/1/34	10	10
[7,8,10]	Fannie Mae Pool, 12M USD LIBOR + 1.755%	2.011%	11/1/39	15	16
[7,8,10]	Fannie Mae Pool, 12M USD LIBOR + 1.769%	2.085%	5/1/42	19	20
[7,8,10]	Fannie Mae Pool, 12M USD LIBOR + 1.780%	2.155%	2/1/41	19	20
[7,8,10]	Fannie Mae Pool, 12M USD LIBOR + 1.785%	2.080%	7/1/42	45	47
[7,8,10]	Fannie Mae Pool, 12M USD LIBOR + 1.794%	2.273%	8/1/42	86	90
[7,8,10]	Fannie Mae Pool, 12M USD LIBOR + 1.795%	2.170%	3/1/42	53	55
[7,8,10]	Fannie Mae Pool, 12M USD LIBOR + 1.798%	2.099%	2/1/42	135	142
[7,8,10]	Fannie Mae Pool, 12M USD LIBOR + 1.799%	2.058%	3/1/42	48	51
[7,8,10]	Fannie Mae Pool, 12M USD LIBOR + 1.803%	2.053%	9/1/40	29	30
[7,8,10]	Fannie Mae Pool, 12M USD LIBOR + 1.805%	2.055%	11/1/41	37	39
[7,8,10]	Fannie Mae Pool, 12M USD LIBOR + 1.810%	2.060%	11/1/33–12/1/40	36	38
[7,8,10]	Fannie Mae Pool, 12M USD LIBOR + 1.813%	2.063%	11/1/41	23	24
[7,8,10]	Fannie Mae Pool, 12M USD LIBOR + 1.813%	2.074%	1/1/42	21	22
[7,8,10]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	2.065%	11/1/40–12/1/41	50	52
[7,8,10]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	2.070%	5/1/41	27	29
[7,8,10]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	2.190%	2/1/41	14	14

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7,8,10]	Fannie Mae Pool, 12M USD LIBOR + 1.820%	2.070%	12/1/40	4	4
[7,8,10]	Fannie Mae Pool, 12M USD LIBOR + 1.820%	2.153%	3/1/41	27	28
[7,8,10]	Fannie Mae Pool, 12M USD LIBOR + 1.821%	2.077%	2/1/42	32	34
[7,8,10]	Fannie Mae Pool, 12M USD LIBOR + 1.825%	2.200%	3/1/41	23	24
[7,8,10]	Fannie Mae Pool, 12M USD LIBOR + 1.830%	2.080%	6/1/41	41	43
[7,8,10]	Fannie Mae Pool, 12M USD LIBOR + 1.830%	2.194%	4/1/41	30	31
[7,8,10]	Fannie Mae Pool, 12M USD LIBOR + 1.832%	2.146%	2/1/41	13	13
[7,8,10]	Fannie Mae Pool, 12M USD LIBOR + 1.835%	2.107%	1/1/40	28	29
[7,8,10]	Fannie Mae Pool, 12M USD LIBOR + 1.839%	2.089%	12/1/39	14	15
[7,8,10]	Fannie Mae Pool, 12M USD LIBOR + 1.840%	2.090%	8/1/39	15	15
[7,8,10]	Fannie Mae Pool, 12M USD LIBOR + 1.864%	2.114%	5/1/40	6	6
[7,8,10]	Fannie Mae Pool, 12M USD LIBOR + 1.880%	2.149%	11/1/34	21	22
[7,8,10]	Fannie Mae Pool, 12M USD LIBOR + 1.914%	2.164%	4/1/37	24	26
[7,8,10]	Fannie Mae Pool, 1YR CMT + 2.155%	2.280%	12/1/37	37	39
[7,8,10]	Fannie Mae Pool, 1YR CMT + 2.313%	2.438%	1/1/35	21	22
[7,8,10]	Fannie Mae Pool, 6M USD LIBOR + 1.058%	1.183%	4/1/37	13	13
[7,8,10]	Fannie Mae Pool, 6M USD LIBOR + 1.840%	2.006%	8/1/37	24	25
[7,8]	Fannie Mae REMICS	2.405%	3/25/23	490	496
[7,8,10]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.473%	1.793%	3/1/37	1	1
[7,8,10]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.516%	1.781%	9/1/37	14	15
[7,8,10]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.625%	2.000%	1/1/38	4	4
[7,8,10]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.640%	1.890%	5/1/42–11/1/43	62	64
[7,8,10]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.640%	1.899%	12/1/36	22	23
[7,8,10]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.660%	1.910%	10/1/37	7	7
[7,8,10]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.665%	1.915%	12/1/34	5	5
[7,8,10]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.695%	2.070%	2/1/37	15	16
[7,8,10]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.727%	2.102%	1/1/35	2	2
[7,8,10]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.743%	1.993%	12/1/36	13	13
[7,8,10]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.745%	2.120%	12/1/40	41	42
[7,8,10]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.750%	2.000%	5/1/38	2	2
[7,8,10]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.750%	2.046%	12/1/41	31	33
[7,8,10]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.800%	2.125%	12/1/35	12	13
[7,8,10]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.825%	2.078%	3/1/42	37	39
[7,8,10]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.844%	2.166%	2/1/42	9	10
[7,8,10]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	2.130%	5/1/40–6/1/41	30	31
[7,8,10]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	2.132%	6/1/40	6	6
[7,8,10]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	2.255%	12/1/40–3/1/41	39	41

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7,8,10]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.887%	2.247%	2/1/42	18	19
[7,8,10]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.896%	2.145%	9/1/40	41	43
[7,8,10]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.900%	2.150%	6/1/40–11/1/40	21	22
[7,8,10]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.910%	2.261%	1/1/41	6	7
[7,8,10]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.910%	2.285%	2/1/41	21	21
[7,8,10]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.951%	2.201%	5/1/37	44	45
[7,8,10]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 2.085%	2.460%	3/1/38	5	5
[7,8,10]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	2.370%	11/1/34	21	21
[7,8,10]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	2.375%	2/1/36–5/1/36	21	22
[7,8,10]	Freddie Mac Non Gold Pool, 1YR CMT + 2.410%	2.533%	10/1/36	21	22
[7,8,10]	Freddie Mac Non Gold Pool, 6M USD LIBOR + 1.665%	1.790%	1/1/37	43	44
[7,10]	Ginnie Mae II Pool, 1YR CMT + 1.500%	1.625%	7/20/38–8/20/41	207	212
[7,10]	Ginnie Mae II Pool, 1YR CMT + 1.500%	1.875%	4/20/41–6/20/43	246	252
[7,10]	Ginnie Mae II Pool, 1YR CMT + 1.500%	2.000%	1/20/41–3/20/43	362	375
[7,10]	Ginnie Mae II Pool, 1YR CMT + 1.500%	2.125%	10/20/38–12/20/43	405	419
[7,10]	Ginnie Mae II Pool, 1YR CMT + 2.000%	2.000%	5/20/41	9	9
[7,10]	Ginnie Mae II Pool, 1YR CMT + 2.000%	2.125%	11/20/40	5	5
[7,10]	Ginnie Mae II Pool, 1YR CMT + 2.000%	2.375%	5/20/41	6	6
					4,909
Total U.S. Government and Agency Obligations (Cost $14,488,489)					14,588,962
Asset-Backed/Commercial Mortgage-Backed Securities (0.9%)
[7]	Ally Auto Receivables Trust Series 2018-3	3.120%	7/17/23	99	99
[7]	Ally Auto Receivables Trust Series 2019-2	2.260%	8/15/24	125	127
[7]	Ally Auto Receivables Trust Series 2019-4	1.920%	1/15/25	125	127
[7]	American Express Credit Account Master Trust Series 2017-7	2.350%	5/15/25	975	988
[7]	American Express Credit Account Master Trust Series 2018-2	3.010%	10/15/25	1,075	1,104
[7]	American Express Credit Account Master Trust Series 2021-1	0.900%	11/15/26	2,025	2,010
[7]	AmeriCredit Automobile Receivables Trust Series 2018-1	3.500%	1/18/24	120	122
[7]	AmeriCredit Automobile Receivables Trust Series 2019-1	2.970%	11/20/23	3	3
[7]	AmeriCredit Automobile Receivables Trust Series 2020-1	1.110%	8/19/24	621	623
[7]	AmeriCredit Automobile Receivables Trust Series 2020-2	0.660%	12/18/24	25	25
[7]	AmeriCredit Automobile Receivables Trust Series 2020-3	0.530%	6/18/25	1,025	1,023
[7]	AmeriCredit Automobile Receivables Trust Series 2020-3	0.760%	12/18/25	100	99
[7]	AmeriCredit Automobile Receivables Trust Series 2021-1	0.370%	8/18/25	250	249

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	AmeriCredit Automobile Receivables Trust Series 2021-1	0.680%	10/19/26	150	149
[7]	AmeriCredit Automobile Receivables Trust Series 2021-1	0.890%	10/19/26	100	99
[7]	AmeriCredit Automobile Receivables Trust Series 2021-2	0.340%	12/18/26	75	74
[7]	AmeriCredit Automobile Receivables Trust Series 2021-3	0.760%	8/18/26	100	99
[7]	AmeriCredit Automobile Receivables Trust Series 2021-3	1.170%	8/18/27	50	50
[7]	AmeriCredit Automobile Receivables Trust Series 2021-3	1.410%	8/18/27	100	99
[7]	BA Credit Card Trust Series 2019-A1	1.740%	1/15/25	750	756
[7]	BA Credit Card Trust Series 2020-A1	0.340%	5/15/26	1,000	988
[7]	BA Credit Card Trust Series 2021-A1	0.440%	9/15/26	250	246
[7]	Banc of America Commercial Mortgage Trust Series 2015-UBS7	3.429%	9/15/48	136	141
[7]	Banc of America Commercial Mortgage Trust Series 2015-UBS7	3.705%	9/15/48	300	318
[7]	Banc of America Commercial Mortgage Trust Series 2017-BNK3	3.574%	2/15/50	1,080	1,168
[7]	Banc of America Commercial Mortgage Trust Series 2017-BNK3	3.748%	2/15/50	420	451
[7]	BANK Series 2017-BNK4	3.625%	5/15/50	800	869
[7]	BANK Series 2017-BNK5	3.390%	6/15/60	700	754
[7]	BANK Series 2017-BNK5	3.624%	6/15/60	350	374
[7]	BANK Series 2017-BNK6	3.254%	7/15/60	175	185
[7]	BANK Series 2017-BNK6	3.518%	7/15/60	980	1,061
[7]	BANK Series 2017-BNK6	3.741%	7/15/60	780	839
[7]	BANK Series 2017-BNK7	3.175%	9/15/60	480	508
[7]	BANK Series 2017-BNK7	3.435%	9/15/60	275	297
[7]	BANK Series 2017-BNK7	3.748%	9/15/60	300	324
[7]	BANK Series 2017-BNK8	3.488%	11/15/50	600	650
[7]	BANK Series 2017-BNK8	3.731%	11/15/50	100	108
[7]	BANK Series 2017-BNK8	4.069%	11/15/50	250	263
[7]	BANK Series 2017-BNK9	3.279%	11/15/54	600	635
[7]	BANK Series 2017-BNK9	3.538%	11/15/54	600	652
[7]	BANK Series 2018-BN10	3.641%	2/15/61	125	133
[7]	BANK Series 2018-BN10	3.688%	2/15/61	400	438
[7]	BANK Series 2018-BN10	3.898%	2/15/61	150	164
[7]	BANK Series 2018-BN11	4.046%	3/15/61	400	447
[7]	BANK Series 2018-BN12	4.255%	5/15/61	500	565
[7]	BANK Series 2018-BN12	4.355%	5/15/61	150	167
[7]	BANK Series 2018-BN13	3.953%	8/15/61	165	182
[7]	BANK Series 2018-BN13	4.217%	8/15/61	225	254
[7]	BANK Series 2018-BN14	3.966%	9/15/60	100	110
[7]	BANK Series 2018-BN14	4.128%	9/15/60	208	216
[7]	BANK Series 2018-BN14	4.231%	9/15/60	250	283
[7]	BANK Series 2018-BN14	4.481%	9/15/60	175	198
[7]	BANK Series 2018-BN15	4.407%	11/15/61	470	537
[7]	BANK Series 2019-BN16	4.005%	2/15/52	275	309
[7]	BANK Series 2019-BN17	3.714%	4/15/52	360	398
[7]	BANK Series 2019-BN17	3.976%	4/15/52	75	83
[7]	BANK Series 2019-BN18	3.584%	5/15/62	640	703
[7]	BANK Series 2019-BN18	3.826%	5/15/62	200	220
[7]	BANK Series 2019-BN19	3.183%	8/15/61	350	375

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	BANK Series 2019-BN19	4.033%	8/15/61	140	146
[7]	BANK Series 2019-BN20	3.011%	9/15/62	725	771
[7]	BANK Series 2019-BN21	2.851%	10/17/52	595	626
[7]	BANK Series 2019-BN21	3.093%	10/17/52	300	314
[7]	BANK Series 2019-BN22	2.978%	11/15/62	315	334
[7]	BANK Series 2019-BN23	2.920%	12/15/52	735	777
[7]	BANK Series 2019-BN23	3.203%	12/15/52	275	292
[7]	BANK Series 2019-BN24	2.960%	11/15/62	575	610
[7]	BANK Series 2019-BN24	3.283%	11/15/62	275	292
[7]	BANK Series 2020-BN25	2.649%	1/15/63	375	390
[7]	BANK Series 2020-BN25	2.841%	1/15/63	265	272
[7]	BANK Series 2020-BN26	2.403%	3/15/63	675	689
[7]	BANK Series 2020-BN26	2.687%	3/15/63	215	220
[7]	BANK Series 2020-BN27	2.144%	4/15/63	600	601
[7]	BANK Series 2020-BN27	2.551%	4/15/63	175	178
[7]	BANK Series 2020-BN28	1.844%	3/15/63	180	176
[7]	BANK Series 2020-BN29	1.997%	11/15/53	250	247
[7]	BANK Series 2020-BN30	1.925%	12/15/53	300	295
[7]	BANK Series 2020-BN30	2.111%	12/15/53	35	34
[7]	BANK Series 2021-BN31	2.036%	2/15/54	225	223
[7]	BANK Series 2021-BN31	2.211%	2/15/54	125	123
[7]	BANK Series 2021-BN32	2.643%	4/15/54	350	364
[7]	BANK Series 2021-BN33	2.556%	5/15/64	175	181
[7]	BANK Series 2021-BN34	2.438%	6/15/63	675	690
[7]	BANK Series 2021-BN35	2.285%	6/15/64	400	404
[7]	BANK Series 2021-BN36	2.470%	9/15/64	600	615
[7]	BANK Series 2021-BN36	2.695%	9/15/64	175	179
[7]	BANK Series 2021-BN37	2.618%	11/15/64	600	622
[7]	Barclays Commercial Mortgage Trust Series 2019-C3	3.583%	5/15/52	225	246
[7]	Barclays Commercial Mortgage Trust Series 2019-C4	2.919%	8/15/52	1,150	1,206
[7]	Barclays Commercial Mortgage Trust Series 2019-C4	3.171%	8/15/52	100	106
[7]	Barclays Commercial Mortgage Trust Series 2019-C5	3.063%	11/15/52	625	662
[7]	Barclays Commercial Mortgage Trust Series 2019-C5	3.366%	11/15/52	375	400
[7]	BBCMS Mortgage Trust Series 2017-C1	3.674%	2/15/50	1,175	1,267
[7]	BBCMS Mortgage Trust Series 2017-C1	3.898%	2/15/50	325	351
[7]	BBCMS Mortgage Trust Series 2018-C2	4.314%	12/15/51	500	568
[7]	BBCMS Mortgage Trust Series 2020-C6	2.639%	2/15/53	450	463
[7]	BBCMS Mortgage Trust Series 2020-C6	2.840%	2/15/53	143	148
[7]	BBCMS Mortgage Trust Series 2020-C7	2.037%	4/15/53	150	148
[7]	BBCMS Mortgage Trust Series 2020-C8	2.040%	10/15/53	525	516
[7]	BBCMS Mortgage Trust Series 2020-C8	2.398%	10/15/53	110	109
[7]	BBCMS Mortgage Trust Series 2021-C9	2.299%	2/15/54	650	651
[7]	BBCMS Mortgage Trust Series 2021-C11	2.322%	9/15/54	225	225
[7]	BBCMS Mortgage Trust Series 2021-C11	2.536%	9/15/54	100	101
[7]	BBCMS Mortgage Trust Series 2021-C12	2.689%	11/15/54	375	387
[7]	BBCMS Trust Series 2021-C10	2.492%	7/15/54	650	661
[7]	Bear Stearns Commercial Mortgage Securities Trust Series 2007-T26	5.430%	1/12/45	46	46
[7]	Benchmark Mortgage Trust Series 2018-B1	3.666%	1/15/51	450	491
[7]	Benchmark Mortgage Trust Series 2018-B1	3.878%	1/15/51	200	217
[7]	Benchmark Mortgage Trust Series 2018-B2	3.662%	2/15/51	450	458

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Benchmark Mortgage Trust Series 2018-B2	3.882%	2/15/51	2,280	2,512
[7]	Benchmark Mortgage Trust Series 2018-B2	4.084%	2/15/51	625	685
[7]	Benchmark Mortgage Trust Series 2018-B3	3.848%	4/10/51	295	302
[7]	Benchmark Mortgage Trust Series 2018-B3	4.025%	4/10/51	1,000	1,112
[7]	Benchmark Mortgage Trust Series 2018-B4	4.121%	7/15/51	250	280
[7]	Benchmark Mortgage Trust Series 2018-B4	4.311%	7/15/51	500	559
[7]	Benchmark Mortgage Trust Series 2018-B5	4.208%	7/15/51	1,175	1,327
[7]	Benchmark Mortgage Trust Series 2018-B6	4.203%	10/10/51	285	293
[7]	Benchmark Mortgage Trust Series 2018-B6	4.261%	10/10/51	450	510
[7]	Benchmark Mortgage Trust Series 2018-B6	4.441%	10/10/51	125	141
[7]	Benchmark Mortgage Trust Series 2018-B7	4.510%	5/15/53	25	29
[7]	Benchmark Mortgage Trust Series 2018-B8	4.232%	1/15/52	435	493
[7]	Benchmark Mortgage Trust Series 2018-B8	4.532%	1/15/52	200	227
[7]	Benchmark Mortgage Trust Series 2019-B9	3.751%	3/15/52	100	110
[7]	Benchmark Mortgage Trust Series 2019-B9	4.016%	3/15/52	261	293
[7]	Benchmark Mortgage Trust Series 2019-B10	3.717%	3/15/62	300	331
[7]	Benchmark Mortgage Trust Series 2019-B10	3.979%	3/15/62	125	138
[7]	Benchmark Mortgage Trust Series 2019-B11	3.281%	5/15/52	200	215
[7]	Benchmark Mortgage Trust Series 2019-B11	3.542%	5/15/52	1,175	1,286
[7]	Benchmark Mortgage Trust Series 2019-B11	3.784%	5/15/52	310	340
[7]	Benchmark Mortgage Trust Series 2019-B13	2.952%	8/15/57	300	317
[7]	Benchmark Mortgage Trust Series 2019-B14	3.049%	12/15/62	225	239
[7]	Benchmark Mortgage Trust Series 2019-B15	2.928%	12/15/72	265	279
[7]	Benchmark Mortgage Trust Series 2020-B16	2.732%	2/15/53	375	391
[7]	Benchmark Mortgage Trust Series 2020-B16	2.944%	2/15/53	100	104
[7]	Benchmark Mortgage Trust Series 2020-B17	2.211%	3/15/53	175	175
[7]	Benchmark Mortgage Trust Series 2020-B17	2.289%	3/15/53	850	857
[7]	Benchmark Mortgage Trust Series 2020-B17	2.583%	3/15/53	105	106
[7]	Benchmark Mortgage Trust Series 2020-B19	1.850%	9/15/53	212	207
[7]	Benchmark Mortgage Trust Series 2020-B19	2.148%	9/15/53	75	73
[7]	Benchmark Mortgage Trust Series 2020-B20	2.034%	10/15/53	425	420
[7]	Benchmark Mortgage Trust Series 2020-B20	2.375%	10/15/53	35	35
[7]	Benchmark Mortgage Trust Series 2020-B21	1.978%	12/17/53	525	516
[7]	Benchmark Mortgage Trust Series 2020-B21	2.254%	12/17/53	50	49
[7]	Benchmark Mortgage Trust Series 2020-B22	1.973%	1/15/54	400	394
[7]	Benchmark Mortgage Trust Series 2020-IG1	2.687%	9/15/43	575	593
[7]	Benchmark Mortgage Trust Series 2020-IG1	2.909%	9/15/43	175	181
[7]	Benchmark Mortgage Trust Series 2021-B23	2.070%	2/15/54	875	865
[7]	Benchmark Mortgage Trust Series 2021-B23	2.274%	2/15/54	275	272
[7]	Benchmark Mortgage Trust Series 2021-B24	2.584%	3/15/54	500	515
[7]	Benchmark Mortgage Trust Series 2021-B24	2.780%	3/15/54	100	103
[7]	Benchmark Mortgage Trust Series 2021-B25	2.577%	4/15/54	550	567
[7]	Benchmark Mortgage Trust Series 2021-B25	2.847%	4/15/54	250	259
[7]	Benchmark Mortgage Trust Series 2021-B26	2.613%	6/15/54	375	388
[7]	Benchmark Mortgage Trust Series 2021-B28	2.224%	8/15/54	350	350
[7]	Benchmark Mortgage Trust Series 2021-B29	2.284%	9/15/54	75	76
[7]	Benchmark Mortgage Trust Series 2021-B29	2.388%	9/15/54	225	228
[7]	Benchmark Mortgage Trust Series 2021-B29	2.612%	9/15/54	75	76
[7]	Benchmark Mortgage Trust Series 2021-B30	2.576%	11/15/54	925	952
[7]	BMW Vehicle Lease Trust Series 2021-1	0.290%	1/25/24	250	249
[7]	BMW Vehicle Lease Trust Series 2021-1	0.370%	7/25/24	75	75
[7]	BMW Vehicle Lease Trust Series 2021-2	0.330%	12/26/24	1,150	1,140
[7]	BMW Vehicle Lease Trust Series 2021-2	0.430%	1/27/25	800	791
[7]	BMW Vehicle Owner Trust Series 2020-A	0.480%	10/25/24	92	92
[7]	BMW Vehicle Owner Trust Series 2020-A	0.620%	4/26/27	25	25

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Cantor Commercial Real Estate Lending Series 2019-CF1	3.786%	5/15/52	65	72
[7]	Cantor Commercial Real Estate Lending Series 2019-CF2	2.874%	11/15/52	550	575
[7]	Cantor Commercial Real Estate Lending Series 2019-CF3	3.006%	1/15/53	560	592
[7]	Cantor Commercial Real Estate Lending Series 2019-CF3	3.298%	1/15/53	240	256
[7]	Capital One Multi-Asset Execution Trust Series 2019-A3	2.060%	8/15/28	700	720
[7]	Capital One Multi-Asset Execution Trust Series 2021-A1	0.550%	7/15/26	850	838
[7]	Capital One Multi-Asset Execution Trust Series 2021-A2	1.390%	7/15/30	2,175	2,139
[7]	Capital One Multi-Asset Execution Trust Series 2021-A3	1.040%	11/16/26	1,875	1,867
[7]	Capital One Prime Auto Receivables Trust Series 2019-1	2.510%	11/15/23	155	156
[7]	Capital One Prime Auto Receivables Trust Series 2019-1	2.560%	10/15/24	150	153
[7]	Capital One Prime Auto Receivables Trust Series 2020-1	1.630%	8/15/25	50	51
[7]	Capital One Prime Auto Receivables Trust Series 2021-1	0.770%	9/15/26	400	397
[7]	Capital One Prime Auto Receivables Trust Series 2021-1	1.040%	4/15/27	100	99
[7]	CarMax Auto Owner Trust Series 2018-1	2.640%	6/15/23	49	49
[7]	CarMax Auto Owner Trust Series 2018-2	3.160%	7/17/23	149	150
[7]	CarMax Auto Owner Trust Series 2019-3	2.180%	8/15/24	161	162
[7]	CarMax Auto Owner Trust Series 2019-4	2.130%	7/15/25	100	102
[7]	CarMax Auto Owner Trust Series 2020-1	1.890%	12/16/24	345	348
[7]	CarMax Auto Owner Trust Series 2020-1	2.030%	6/16/25	55	56
[7]	CarMax Auto Owner Trust Series 2020-3	0.620%	3/17/25	100	100
[7]	CarMax Auto Owner Trust Series 2020-3	0.770%	3/16/26	25	25
[7]	CarMax Auto Owner Trust Series 2020-4	0.500%	8/15/25	1,825	1,816
[7]	CarMax Auto Owner Trust Series 2020-4	0.630%	6/15/26	75	74
[7]	CarMax Auto Owner Trust Series 2020-4	0.850%	6/15/26	25	25
[7]	CarMax Auto Owner Trust Series 2021-1	0.340%	12/15/25	250	248
[7]	CarMax Auto Owner Trust Series 2021-1	0.530%	10/15/26	50	49
[7]	CarMax Auto Owner Trust Series 2021-2	0.520%	2/17/26	475	471
[7]	CarMax Auto Owner Trust Series 2021-2	0.810%	12/15/26	100	99
[7]	CarMax Auto Owner Trust Series 2021-4	0.560%	9/15/26	500	492
[7]	CarMax Auto Owner Trust Series 2021-4	0.820%	4/15/27	100	98
[7]	Carvana Auto Receivables Trust Series 2021-P2	0.490%	3/10/26	100	99
[7]	Carvana Auto Receivables Trust Series 2021-P3	0.700%	11/10/26	300	296
[7]	Carvana Auto Receivables Trust Series 2021-P3	1.030%	6/10/27	75	74
[7]	CD Mortgage Trust Series 2016-CD1	2.724%	8/10/49	625	647
[7]	CD Mortgage Trust Series 2016-CD2	3.526%	11/10/49	600	643
[7]	CD Mortgage Trust Series 2017-CD3	3.453%	2/10/50	66	69
[7]	CD Mortgage Trust Series 2017-CD3	3.631%	2/10/50	503	542
[7]	CD Mortgage Trust Series 2017-CD3	3.833%	2/10/50	131	139
[7]	CD Mortgage Trust Series 2017-CD4	3.514%	5/10/50	500	537
[7]	CD Mortgage Trust Series 2017-CD4	3.747%	5/10/50	300	321
[7]	CD Mortgage Trust Series 2017-CD6	3.332%	11/13/50	250	264

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	CD Mortgage Trust Series 2017-CD6	3.456%	11/13/50	475	511
[7]	CD Mortgage Trust Series 2017-CD6	3.709%	11/13/50	275	292
[7]	CD Mortgage Trust Series 2018-CD7	4.213%	8/15/51	30	33
[7]	CD Mortgage Trust Series 2018-CD7	4.279%	8/15/51	575	651
[7]	CD Mortgage Trust Series 2019-CD8	2.657%	8/15/57	200	204
[7]	CD Mortgage Trust Series 2019-CD8	2.912%	8/15/57	775	815
[7]	CenterPoint Energy Transition Bond Co. IV LLC Series 2012-1	3.028%	10/15/25	550	566
[7]	CFCRE Commercial Mortgage Trust Series 2016-C3	3.865%	1/10/48	425	457
[7]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.283%	5/10/58	550	578
[7]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.691%	5/10/58	400	425
[7]	CFCRE Commercial Mortgage Trust Series 2016-C6	3.217%	11/10/49	1,350	1,422
[7]	CFCRE Commercial Mortgage Trust Series 2017-C8	3.572%	6/15/50	300	323
[7]	CGMS Commercial Mortgage Trust Series 2017-B1	3.458%	8/15/50	800	862
[7]	CGMS Commercial Mortgage Trust Series 2017-B1	3.711%	8/15/50	200	214
[7]	Chase Issuance Trust Series 2020-A1	1.530%	1/15/25	1,900	1,917
[7]	Citibank Credit Card Issuance Trust Series 2018-A3	3.290%	5/23/25	2,000	2,070
[7]	Citibank Credit Card Issuance Trust Series 2018-A6	3.210%	12/7/24	400	410
[7]	Citibank Credit Card Issuance Trust Series 2018-A7	3.960%	10/13/30	1,000	1,149
[7]	Citigroup Commercial Mortgage Trust Series 2012-GC8	3.024%	9/10/45	553	556
[7]	Citigroup Commercial Mortgage Trust Series 2013-GC11	3.093%	4/10/46	100	102
[7]	Citigroup Commercial Mortgage Trust Series 2013-GC11	3.422%	4/10/46	100	102
[7]	Citigroup Commercial Mortgage Trust Series 2013-GC15	4.371%	9/10/46	250	262
[7]	Citigroup Commercial Mortgage Trust Series 2013-GC15	4.649%	9/10/46	350	366
[7]	Citigroup Commercial Mortgage Trust Series 2013-GC17	3.675%	11/10/46	29	29
[7]	Citigroup Commercial Mortgage Trust Series 2013-GC17	4.131%	11/10/46	275	288
[7]	Citigroup Commercial Mortgage Trust Series 2013-GC17	4.544%	11/10/46	100	105
[7]	Citigroup Commercial Mortgage Trust Series 2013-GC17	5.095%	11/10/46	100	105
[7]	Citigroup Commercial Mortgage Trust Series 2014-GC19	3.552%	3/10/47	32	33
[7]	Citigroup Commercial Mortgage Trust Series 2014-GC19	4.023%	3/10/47	125	131
[7]	Citigroup Commercial Mortgage Trust Series 2014-GC19	4.345%	3/10/47	125	131
[7]	Citigroup Commercial Mortgage Trust Series 2014-GC21	3.855%	5/10/47	200	210
[7]	Citigroup Commercial Mortgage Trust Series 2014-GC21	4.328%	5/10/47	150	156

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Citigroup Commercial Mortgage Trust Series 2014-GC23	3.622%	7/10/47	300	314
[7]	Citigroup Commercial Mortgage Trust Series 2014-GC25	3.635%	10/10/47	650	684
[7]	Citigroup Commercial Mortgage Trust Series 2015-GC27	3.137%	2/10/48	800	833
[7]	Citigroup Commercial Mortgage Trust Series 2015-GC27	3.571%	2/10/48	325	337
[7]	Citigroup Commercial Mortgage Trust Series 2015-GC29	3.192%	4/10/48	650	679
[7]	Citigroup Commercial Mortgage Trust Series 2015-GC29	3.758%	4/10/48	318	331
[7]	Citigroup Commercial Mortgage Trust Series 2015-GC31	3.762%	6/10/48	350	373
[7]	Citigroup Commercial Mortgage Trust Series 2015-GC33	3.515%	9/10/58	196	206
[7]	Citigroup Commercial Mortgage Trust Series 2015-GC33	3.778%	9/10/58	425	455
[7]	Citigroup Commercial Mortgage Trust Series 2016-C1	3.003%	5/10/49	195	201
[7]	Citigroup Commercial Mortgage Trust Series 2016-C1	3.209%	5/10/49	425	448
[7]	Citigroup Commercial Mortgage Trust Series 2016-GC36	3.349%	2/10/49	175	183
[7]	Citigroup Commercial Mortgage Trust Series 2016-GC36	3.616%	2/10/49	2,100	2,241
[7]	Citigroup Commercial Mortgage Trust Series 2016-P4	2.646%	7/10/49	250	256
[7]	Citigroup Commercial Mortgage Trust Series 2016-P4	2.902%	7/10/49	250	261
[7]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.209%	10/12/50	100	106
[7]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.471%	10/12/50	1,100	1,183
[7]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.764%	10/12/50	150	161
[7]	Citigroup Commercial Mortgage Trust Series 2018-B2	3.744%	3/10/51	175	190
[7]	Citigroup Commercial Mortgage Trust Series 2018-B2	3.788%	3/10/51	150	153
[7]	Citigroup Commercial Mortgage Trust Series 2018-B2	4.009%	3/10/51	1,200	1,332
[7]	Citigroup Commercial Mortgage Trust Series 2018-C5	3.963%	6/10/51	184	196
[7]	Citigroup Commercial Mortgage Trust Series 2019-GC41	2.869%	8/10/56	975	1,023
[7]	Citigroup Commercial Mortgage Trust Series 2019-GC43	3.038%	11/10/52	1,125	1,195
[7]	Citigroup Commercial Mortgage Trust Series 2020-GC46	2.717%	2/15/53	450	468
[7]	Citigroup Commercial Mortgage Trust Series 2020-GC46	2.918%	2/15/53	190	198
[7]	CNH Equipment Trust Series 2021-C	0.810%	12/15/26	275	272
[7]	COMM Mortgage Trust Series 2012-CR2	3.147%	8/15/45	144	144
[7]	COMM Mortgage Trust Series 2012-CR2	3.791%	8/15/45	189	190
[7]	COMM Mortgage Trust Series 2012-CR4	2.853%	10/15/45	348	351
[7]	COMM Mortgage Trust Series 2013-CR6	3.101%	3/10/46	1,858	1,875
[7]	COMM Mortgage Trust Series 2013-CR7	3.213%	3/10/46	92	93

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	COMM Mortgage Trust Series 2013-CR8	3.612%	6/10/46	273	281
[7]	COMM Mortgage Trust Series 2013-CR9	4.255%	7/10/45	365	378
[7]	COMM Mortgage Trust Series 2013-CR10	4.210%	8/10/46	160	166
[7]	COMM Mortgage Trust Series 2013-CR11	3.660%	8/10/50	75	77
[7]	COMM Mortgage Trust Series 2013-CR11	3.983%	8/10/50	259	269
[7]	COMM Mortgage Trust Series 2013-CR11	4.258%	8/10/50	330	345
[7]	COMM Mortgage Trust Series 2013-CR11	4.715%	8/10/50	200	210
[7]	COMM Mortgage Trust Series 2013-CR12	3.623%	10/10/46	46	47
[7]	COMM Mortgage Trust Series 2013-CR12	3.765%	10/10/46	161	165
[7]	COMM Mortgage Trust Series 2013-CR12	4.046%	10/10/46	125	130
[7]	COMM Mortgage Trust Series 2013-CR12	4.300%	10/10/46	75	78
[7]	COMM Mortgage Trust Series 2013-CR12	4.762%	10/10/46	50	52
[7]	COMM Mortgage Trust Series 2013-CR13	3.706%	11/10/46	21	21
[7]	COMM Mortgage Trust Series 2013-CR13	4.194%	11/10/46	450	472
[7]	COMM Mortgage Trust Series 2013-CR13	4.449%	11/10/46	150	157
[7]	COMM Mortgage Trust Series 2013-LC6	2.941%	1/10/46	209	211
[7]	COMM Mortgage Trust Series 2013-LC6	3.282%	1/10/46	154	157
[7]	COMM Mortgage Trust Series 2013-LC6	4.242%	1/10/46	60	61
[7]	COMM Mortgage Trust Series 2013-LC13	4.205%	8/10/46	224	232
[7]	COMM Mortgage Trust Series 2014-CR14	3.147%	2/10/47	99	99
[7]	COMM Mortgage Trust Series 2014-CR14	4.236%	2/10/47	275	289
[7]	COMM Mortgage Trust Series 2014-CR14	4.526%	2/10/47	325	342
[7]	COMM Mortgage Trust Series 2014-CR14	4.605%	2/10/47	175	184
[7]	COMM Mortgage Trust Series 2014-CR15	3.595%	2/10/47	49	51
[7]	COMM Mortgage Trust Series 2014-CR15	4.074%	2/10/47	209	219
[7]	COMM Mortgage Trust Series 2014-CR15	4.641%	2/10/47	105	110
[7]	COMM Mortgage Trust Series 2014-CR15	4.691%	2/10/47	175	184
[7]	COMM Mortgage Trust Series 2014-CR17	3.598%	5/10/47	47	48
[7]	COMM Mortgage Trust Series 2014-CR17	3.977%	5/10/47	275	290
[7]	COMM Mortgage Trust Series 2014-CR17	4.377%	5/10/47	100	103
[7]	COMM Mortgage Trust Series 2014-CR18	3.452%	7/15/47	67	68
[7]	COMM Mortgage Trust Series 2014-CR18	3.828%	7/15/47	125	132
[7]	COMM Mortgage Trust Series 2014-CR18	4.103%	7/15/47	150	158
[7]	COMM Mortgage Trust Series 2014-CR19	3.796%	8/10/47	650	683
[7]	COMM Mortgage Trust Series 2014-CR19	4.080%	8/10/47	150	158
[7]	COMM Mortgage Trust Series 2014-CR20	3.590%	11/10/47	275	289
[7]	COMM Mortgage Trust Series 2014-CR21	3.528%	12/10/47	3,814	3,944
[7]	COMM Mortgage Trust Series 2014-LC15	4.006%	4/10/47	325	342
[7]	COMM Mortgage Trust Series 2014-LC17	3.917%	10/10/47	240	253
[7]	COMM Mortgage Trust Series 2014-UBS2	3.472%	3/10/47	35	36
[7]	COMM Mortgage Trust Series 2014-UBS2	3.961%	3/10/47	202	212
[7]	COMM Mortgage Trust Series 2014-UBS2	4.199%	3/10/47	57	60
[7]	COMM Mortgage Trust Series 2014-UBS2	4.701%	3/10/47	36	38
[7]	COMM Mortgage Trust Series 2014-UBS3	3.819%	6/10/47	350	369
[7]	COMM Mortgage Trust Series 2014-UBS4	3.694%	8/10/47	225	236
[7]	COMM Mortgage Trust Series 2014-UBS4	3.968%	8/10/47	167	175
[7]	COMM Mortgage Trust Series 2014-UBS5	3.838%	9/10/47	500	529
[7]	COMM Mortgage Trust Series 2014-UBS6	3.387%	12/10/47	252	259
[7]	COMM Mortgage Trust Series 2014-UBS6	3.644%	12/10/47	800	844
[7]	COMM Mortgage Trust Series 2014-UBS6	4.048%	12/10/47	225	238
[7]	COMM Mortgage Trust Series 2015-CR22	2.856%	3/10/48	47	47
[7]	COMM Mortgage Trust Series 2015-CR22	3.309%	3/10/48	575	603
[7]	COMM Mortgage Trust Series 2015-CR22	3.603%	3/10/48	500	527
[7]	COMM Mortgage Trust Series 2015-CR23	3.257%	5/10/48	167	172
[7]	COMM Mortgage Trust Series 2015-CR23	3.497%	5/10/48	475	502

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	COMM Mortgage Trust Series 2015-CR23	3.801%	5/10/48	175	186
[7]	COMM Mortgage Trust Series 2015-CR24	3.432%	8/10/48	467	484
[7]	COMM Mortgage Trust Series 2015-CR25	3.759%	8/10/48	425	455
[7]	COMM Mortgage Trust Series 2015-CR26	3.630%	10/10/48	850	907
[7]	COMM Mortgage Trust Series 2015-CR27	3.404%	10/10/48	313	325
[7]	COMM Mortgage Trust Series 2015-CR27	3.612%	10/10/48	400	426
[7]	COMM Mortgage Trust Series 2015-DC1	3.350%	2/10/48	325	341
[7]	COMM Mortgage Trust Series 2015-LC19	3.040%	2/10/48	44	45
[7]	COMM Mortgage Trust Series 2015-LC19	3.183%	2/10/48	425	444
[7]	COMM Mortgage Trust Series 2015-LC19	3.527%	2/10/48	200	210
[7]	COMM Mortgage Trust Series 2015-LC23	3.774%	10/10/48	200	215
[7]	COMM Mortgage Trust Series 2015-PC1	3.902%	7/10/50	450	480
[7]	COMM Mortgage Trust Series 2016-CR28	3.762%	2/10/49	1,200	1,289
[7]	COMM Mortgage Trust Series 2016-DC2	3.550%	2/10/49	414	432
[7]	COMM Mortgage Trust Series 2017-COR2	3.510%	9/10/50	125	135
[7]	COMM Mortgage Trust Series 2018-COR3	4.228%	5/10/51	500	562
[7]	COMM Mortgage Trust Series 2019-GC44	2.950%	8/15/57	450	475
[7]	COMM Mortgage Trust Series 2019-GC44	3.263%	8/15/57	150	160
[7]	CSAIL Commercial Mortgage Trust Series 2015-C1	3.505%	4/15/50	400	420
[7]	CSAIL Commercial Mortgage Trust Series 2015-C1	3.791%	4/15/50	200	209
[7]	CSAIL Commercial Mortgage Trust Series 2015-C1	4.044%	4/15/50	175	179
[7]	CSAIL Commercial Mortgage Trust Series 2015-C2	3.504%	6/15/57	550	580
[7]	CSAIL Commercial Mortgage Trust Series 2015-C2	3.849%	6/15/57	225	235
[7]	CSAIL Commercial Mortgage Trust Series 2015-C3	3.448%	8/15/48	228	236
[7]	CSAIL Commercial Mortgage Trust Series 2015-C3	3.718%	8/15/48	925	984
[7]	CSAIL Commercial Mortgage Trust Series 2015-C3	4.119%	8/15/48	200	206
[7]	CSAIL Commercial Mortgage Trust Series 2015-C4	3.617%	11/15/48	152	158
[7]	CSAIL Commercial Mortgage Trust Series 2015-C4	3.808%	11/15/48	500	536
[7]	CSAIL Commercial Mortgage Trust Series 2016-C7	3.502%	11/15/49	800	856
[7]	CSAIL Commercial Mortgage Trust Series 2017-C8	3.392%	6/15/50	800	853
[7]	CSAIL Commercial Mortgage Trust Series 2017-CX9	3.446%	9/15/50	250	268
[7]	CSAIL Commercial Mortgage Trust Series 2017-CX10	3.458%	11/15/50	575	616
[7]	CSAIL Commercial Mortgage Trust Series 2018-CX11	4.033%	4/15/51	1,200	1,316
[7]	CSAIL Commercial Mortgage Trust Series 2018-CX12	4.224%	8/15/51	250	280
[7]	CSAIL Commercial Mortgage Trust Series 2019-C15	4.053%	3/15/52	975	1,089
[7]	CSAIL Commercial Mortgage Trust Series 2019-C16	3.329%	6/15/52	1,125	1,205
[7]	CSAIL Commercial Mortgage Trust Series 2021-C20	2.805%	3/15/54	1,075	1,120

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	CSAIL Commercial Mortgage Trust Series 2021-C20	3.076%	3/15/54	175	184
[7]	DBGS Mortgage Trust Series 2018-C1	4.466%	10/15/51	400	458
[7]	DBJPM Mortgage Trust Series 2016-C1	3.276%	5/10/49	300	314
[7]	DBJPM Mortgage Trust Series 2016-C3	2.890%	8/10/49	325	337
[7]	DBJPM Mortgage Trust Series 2017-C6	3.328%	6/10/50	600	639
[7]	DBJPM Mortgage Trust Series 2017-C6	3.561%	6/10/50	150	160
[7]	DBJPM Mortgage Trust Series 2020-C9	1.926%	8/15/53	200	197
[7]	Discover Card Execution Note Trust Series 2018-A1	3.030%	8/15/25	1,000	1,026
[7]	Discover Card Execution Note Trust Series 2021-A1	0.580%	9/15/26	850	837
[7]	Discover Card Execution Note Trust Series 2021-A2	1.030%	9/15/28	725	708
[7]	Drive Auto Receivables Trust Series 2018-5	4.300%	4/15/26	150	154
[7]	Drive Auto Receivables Trust Series 2019-1	4.090%	6/15/26	460	469
[7]	Drive Auto Receivables Trust Series 2020-2	1.420%	3/17/25	50	50
[7]	Drive Auto Receivables Trust Series 2021-1	0.650%	7/15/25	125	125
[7]	Drive Auto Receivables Trust Series 2021-1	1.020%	6/15/27	100	100
[7]	Drive Auto Receivables Trust Series 2021-2	0.580%	12/15/25	300	298
[7]	Drive Auto Receivables Trust Series 2021-2	0.870%	10/15/27	250	247
[7]	Drive Auto Receivables Trust Series 2021-2	1.390%	3/15/29	225	221
[7]	Drive Auto Receivables Trust Series 2021-3	1.110%	5/15/26	75	75
[7]	Drive Auto Receivables Trust Series 2021-3	1.470%	1/15/27	100	100
[7]	Exeter Automobile Receivables Trust Series 2020-3A	1.320%	7/15/25	310	310
[7]	Exeter Automobile Receivables Trust Series 2021-1A	0.500%	2/18/25	150	150
[7]	Exeter Automobile Receivables Trust Series 2021-1A	0.740%	1/15/26	350	350
[7]	Exeter Automobile Receivables Trust Series 2021-3A	0.690%	1/15/26	175	174
[7]	Exeter Automobile Receivables Trust Series 2021-3A	0.960%	10/15/26	175	173
[7]	Exeter Automobile Receivables Trust Series 2021-3A	1.550%	6/15/27	75	74
[7,8]	Fannie Mae-Aces Series 2013-M7	2.280%	12/27/22	141	142
[7,8]	Fannie Mae-Aces Series 2014-M1	3.123%	7/25/23	747	767
[7,8]	Fannie Mae-Aces Series 2014-M3	3.489%	1/25/24	211	220
[7,8]	Fannie Mae-Aces Series 2014-M4	3.346%	3/25/24	429	445
[7,8]	Fannie Mae-Aces Series 2014-M7	3.228%	6/25/24	832	868
[7,8]	Fannie Mae-Aces Series 2014-M8	3.056%	6/25/24	505	522
[7,8]	Fannie Mae-Aces Series 2014-M9	3.103%	7/25/24	657	682
[7,8]	Fannie Mae-Aces Series 2014-M13	3.021%	8/25/24	324	338
[7,8]	Fannie Mae-Aces Series 2015-M1	2.532%	9/25/24	902	931
[7,8]	Fannie Mae-Aces Series 2015-M2	2.620%	12/25/24	534	553
[7,8]	Fannie Mae-Aces Series 2015-M3	2.723%	10/25/24	344	357
[7,8]	Fannie Mae-Aces Series 2015-M4	2.509%	7/25/22	107	107
[7,8]	Fannie Mae-Aces Series 2015-M7	2.590%	12/25/24	524	542
[7,8]	Fannie Mae-Aces Series 2015-M8	2.900%	1/25/25	824	861
[7,8]	Fannie Mae-Aces Series 2015-M10	3.092%	4/25/27	345	369
[7,8]	Fannie Mae-Aces Series 2015-M12	2.799%	5/25/25	678	709
[7,8]	Fannie Mae-Aces Series 2015-M15	2.923%	10/25/25	858	900
[7,8]	Fannie Mae-Aces Series 2016-M2	2.152%	1/25/23	221	223
[7,8]	Fannie Mae-Aces Series 2016-M3	2.702%	2/25/26	389	407
[7,8]	Fannie Mae-Aces Series 2016-M4	2.576%	3/25/26	400	418

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7,8]	Fannie Mae-Aces Series 2016-M5	2.469%	4/25/26	800	833
[7,8]	Fannie Mae-Aces Series 2016-M6	2.488%	5/25/26	600	621
[7,8]	Fannie Mae-Aces Series 2016-M7	2.157%	10/25/23	85	86
[7,8]	Fannie Mae-Aces Series 2016-M7	2.499%	9/25/26	189	193
[7,8]	Fannie Mae-Aces Series 2016-M9	2.292%	6/25/26	1,300	1,341
[7,8]	Fannie Mae-Aces Series 2016-M11	2.369%	7/25/26	900	932
[7,8]	Fannie Mae-Aces Series 2016-M12	2.450%	9/25/26	950	987
[7,8]	Fannie Mae-Aces Series 2016-M13	2.496%	9/25/26	234	244
[7,8]	Fannie Mae-Aces Series 2017-M1	2.415%	10/25/26	1,025	1,066
[7,8]	Fannie Mae-Aces Series 2017-M2	2.784%	2/25/27	1,131	1,197
[7,8]	Fannie Mae-Aces Series 2017-M3	2.466%	12/25/26	1,390	1,455
[7,8]	Fannie Mae-Aces Series 2017-M4	2.556%	12/25/26	998	1,047
[7,8]	Fannie Mae-Aces Series 2017-M5	3.120%	4/25/29	282	308
[7,8]	Fannie Mae-Aces Series 2017-M7	2.961%	2/25/27	675	716
[7,8]	Fannie Mae-Aces Series 2017-M8	3.061%	5/25/27	1,560	1,675
[7,8]	Fannie Mae-Aces Series 2017-M10	2.554%	7/25/24	413	424
[7,8]	Fannie Mae-Aces Series 2017-M11	2.980%	8/25/29	500	541
[7,8]	Fannie Mae-Aces Series 2017-M12	3.069%	6/25/27	1,050	1,125
[7,8]	Fannie Mae-Aces Series 2017-M14	2.867%	11/25/27	348	371
[7,8]	Fannie Mae-Aces Series 2017-M15	3.140%	11/25/27	1,150	1,210
[7,8]	Fannie Mae-Aces Series 2018-M1	2.991%	12/25/27	527	565
[7,8]	Fannie Mae-Aces Series 2018-M2	2.902%	1/25/28	1,425	1,529
[7,8]	Fannie Mae-Aces Series 2018-M3	3.086%	2/25/30	325	356
[7,8]	Fannie Mae-Aces Series 2018-M4	3.059%	3/25/28	668	724
[7,8]	Fannie Mae-Aces Series 2018-M7	3.065%	3/25/28	392	424
[7,8]	Fannie Mae-Aces Series 2018-M10	3.369%	7/25/28	200	221
[7,8]	Fannie Mae-Aces Series 2018-M12	3.638%	8/25/30	850	969
[7,8]	Fannie Mae-Aces Series 2018-M13	3.709%	9/25/30	825	948
[7,8]	Fannie Mae-Aces Series 2018-M14	3.581%	8/25/28	700	784
[7,8]	Fannie Mae-Aces Series 2019-M1	3.552%	9/25/28	750	835
[7,8]	Fannie Mae-Aces Series 2019-M2	3.626%	11/25/28	858	961
[7,8]	Fannie Mae-Aces Series 2019-M4	3.610%	2/25/31	900	1,020
[7,8]	Fannie Mae-Aces Series 2019-M5	3.273%	2/25/29	775	852
[7,8]	Fannie Mae-Aces Series 2019-M7	3.143%	4/25/29	975	1,065
[7,8]	Fannie Mae-Aces Series 2019-M9	2.937%	6/25/29	1,825	1,972
[7,8]	Fannie Mae-Aces Series 2019-M12	2.885%	6/25/29	2,725	2,946
[7,8]	Fannie Mae-Aces Series 2019-M18	2.469%	8/25/29	1,000	1,050
[7,8]	Fannie Mae-Aces Series 2019-M18	2.577%	9/25/31	2,100	2,239
[7,8]	Fannie Mae-Aces Series 2019-M21	2.350%	2/25/31	125	129
[7,8]	Fannie Mae-Aces Series 2019-M22	2.522%	8/25/29	1,475	1,559
[7,8]	Fannie Mae-Aces Series 2020-M1	2.444%	10/25/29	815	852
[7,8]	Fannie Mae-Aces Series 2020-M5	2.210%	1/25/30	525	541
[7,8]	Fannie Mae-Aces Series 2020-M14	1.784%	5/25/30	300	303
[7,8]	Fannie Mae-Aces Series 2020-M29	1.492%	5/25/30	350	342
[7,8]	Fannie Mae-Aces Series 2020-M42	1.270%	7/25/30	1,150	1,103
[7,8]	Fannie Mae-Aces Series 2020-M46	1.323%	5/25/30	900	877
[7,8]	Fannie Mae-Aces Series 2020-M52	1.319%	10/25/30	975	949
[7,8]	Fannie Mae-Aces Series 2021-M1	1.390%	11/25/30	725	710
[7,8]	Fannie Mae-Aces Series 2021-M3G	1.250%	1/25/31	1,050	1,004
[7,8]	Fannie Mae-Aces Series 2021-M4	1.466%	2/25/31	4,275	4,174
[7,8]	Fannie Mae-Aces Series 2021-M11	1.459%	3/25/31	1,900	1,864
[7,8]	Fannie Mae-Aces Series 2021-M13	1.605%	4/25/31	215	213
[7,8]	Fannie Mae-Aces Series 2021-M13	1.629%	3/25/33	200	195
[7,8]	Fannie Mae-Aces Series 2021-M19	1.741%	10/25/31	1,250	1,247

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K027	2.637%	1/25/23	1,275	1,294
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K029	3.320%	2/25/23	1,215	1,244
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K031	3.300%	4/25/23	1,260	1,295
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K034	3.531%	7/25/23	1,208	1,249
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K036	3.527%	10/25/23	1,375	1,430
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K037	3.490%	1/25/24	50	52
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K038	2.604%	10/25/23	61	62
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K038	3.389%	3/25/24	1,275	1,333
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K039	2.683%	12/25/23	72	73
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K039	3.303%	7/25/24	850	892
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K040	2.768%	4/25/24	188	193
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K040	3.241%	9/25/24	1,025	1,078
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K041	3.171%	10/25/24	1,000	1,051
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K042	2.267%	6/25/24	81	82
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K042	2.670%	12/25/24	2,375	2,469
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K043	2.532%	10/25/23	73	74
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K043	3.062%	12/25/24	600	630
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K045	2.493%	11/25/24	205	207
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K045	3.023%	11/25/25	675	709
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K046	3.205%	3/25/25	650	688
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K047	2.827%	12/25/24	109	112
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K047	3.329%	5/25/25	525	559
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K048	3.284%	6/25/25	1,025	1,090
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K049	3.010%	7/25/25	450	475
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K050	3.334%	8/25/25	750	800
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K052	3.151%	11/25/25	450	479
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K053	2.995%	12/25/25	275	291
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K054	2.745%	1/25/26	700	736
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K055	2.673%	3/25/26	1,000	1,050

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K056	2.525%	5/25/26	575	601
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K057	2.570%	7/25/26	1,025	1,074
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K058	2.653%	8/25/26	500	527
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K059	3.120%	9/25/26	800	858
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K060	3.300%	10/25/26	1,000	1,083
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K061	3.347%	11/25/26	2,000	2,171
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K062	3.413%	12/25/26	2,400	2,616
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K063	3.430%	1/25/27	1,775	1,935
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K064	3.224%	3/25/27	1,300	1,407
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K065	3.243%	4/25/27	915	993
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K066	3.117%	6/25/27	600	648
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K067	3.194%	7/25/27	875	950
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K068	3.244%	8/25/27	500	545
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K069	3.187%	9/25/27	875	952
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K070	3.303%	11/25/27	275	301
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K071	3.286%	11/25/27	960	1,051
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K072	3.444%	12/25/27	450	497
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K073	3.350%	1/25/28	500	550
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K074	3.600%	1/25/28	1,000	1,115
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K075	3.650%	2/25/28	675	755
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K076	3.900%	4/25/28	2,575	2,920
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K078	3.854%	6/25/28	500	566
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K079	3.926%	6/25/28	1,000	1,140
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K080	3.736%	4/25/28	273	296
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K080	3.926%	7/25/28	800	912
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K081	3.900%	8/25/28	1,200	1,367
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K082	3.920%	9/25/28	550	628
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K083	4.050%	9/25/28	3,425	3,942
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K084	3.780%	10/25/28	2,400	2,702

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K085	4.060%	10/25/28	1,025	1,172
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K087	3.591%	10/25/27	91	97
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K087	3.771%	12/25/28	800	906
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K088	3.690%	1/25/29	1,175	1,327
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K089	3.563%	1/25/29	475	533
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K090	3.422%	2/25/29	900	1,001
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K091	3.505%	3/25/29	300	336
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K092	3.298%	4/25/29	975	1,079
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K093	2.982%	5/25/29	1,650	1,792
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K094	2.903%	6/25/29	1,150	1,244
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K095	2.785%	6/25/29	1,150	1,237
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K096	2.519%	7/25/29	1,000	1,056
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K098	2.425%	8/25/29	1,850	1,942
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K099	2.595%	9/25/29	850	903
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K101	2.524%	10/25/29	1,500	1,587
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K102	2.537%	10/25/29	1,400	1,483
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K103	2.651%	11/25/29	1,100	1,174
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K104	2.253%	1/25/30	1,835	1,907
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K105	1.872%	3/25/53	365	369
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K108	1.517%	3/25/30	600	591
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K109	1.558%	4/25/30	1,000	988
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K110	1.477%	4/25/30	225	221
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K111	1.350%	5/25/30	550	534
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K114	1.366%	6/25/30	700	680
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K116	1.378%	7/25/30	1,250	1,215
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K117	1.406%	8/25/30	1,200	1,168
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K118	1.493%	9/25/30	1,600	1,567
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K120	1.500%	10/25/30	1,100	1,077
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K121	0.995%	8/25/30	124	120

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K121	1.547%	10/25/30	700	688
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K122	0.863%	11/25/30	49	48
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K122	1.521%	11/25/30	700	687
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K123	1.621%	12/25/30	2,150	2,126
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K124	1.658%	12/25/30	1,225	1,215
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K125	1.846%	1/25/31	875	881
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K126	2.074%	1/25/31	1,075	1,102
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K127	2.108%	1/25/31	600	617
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K128	2.020%	3/25/31	1,115	1,138
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K129	1.342%	9/25/30	250	246
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K129	1.914%	5/25/31	1,800	1,821
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K130	1.723%	6/25/31	700	696
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K131	1.853%	7/25/31	5,750	5,784
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K132	2.023%	8/25/31	500	510
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K133	2.096%	9/25/31	900	924
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K134	1.714%	7/25/31	100	100
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K134	2.243%	10/25/31	850	884
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K135	2.154%	10/25/31	550	567
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K152	3.080%	1/25/31	400	438
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K153	3.294%	3/25/29	1,600	1,763
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K153	3.117%	10/25/31	900	999
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K154	3.424%	4/25/32	250	280
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K154	3.459%	11/25/32	400	455
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K155	3.750%	11/25/32	400	460
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K155	3.750%	4/25/33	850	992
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K157	3.990%	5/25/33	275	322
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K157	3.990%	8/25/33	375	442
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K158	3.900%	12/25/30	300	350
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K159	3.950%	11/25/30	300	349

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K718	2.791%	1/25/22	17	17
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K722	2.183%	5/25/22	80	80
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K723	2.454%	8/25/23	481	492
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K724	3.062%	11/25/23	1,000	1,032
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K725	3.002%	1/25/24	1,200	1,242
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K726	2.905%	4/25/24	659	682
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K727	2.946%	7/25/24	1,500	1,554
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K728	3.064%	8/25/24	1,163	1,213
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K729	3.136%	10/25/24	2,000	2,093
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K730	3.590%	1/25/25	1,200	1,271
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K731	3.600%	2/25/25	1,000	1,058
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K732	3.700%	5/25/25	1,000	1,069
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K734	3.208%	2/25/26	1,565	1,672
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K735	2.862%	5/25/26	2,000	2,118
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K737	2.525%	10/25/26	1,700	1,785
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K739	1.336%	9/25/27	1,850	1,836
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K741	1.603%	12/25/27	1,725	1,732
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K742	1.760%	3/25/28	850	860
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K743	1.770%	5/25/28	550	557
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K744	1.712%	7/25/28	418	422
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K745	1.657%	8/25/28	1,100	1,105
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K746	2.031%	10/25/54	725	745
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1510	3.718%	1/25/31	300	345
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1510	3.794%	1/25/34	2,135	2,486
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1511	3.470%	3/25/31	375	425
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1511	3.542%	3/25/34	950	1,083
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1513	2.797%	8/25/34	2,295	2,448
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1514	2.859%	10/25/34	950	1,020
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1515	1.940%	2/25/35	625	612

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1516	1.721%	5/25/35	875	833
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1517	1.716%	7/25/35	1,250	1,190
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1518	1.860%	10/25/35	375	362
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1519	2.013%	12/25/35	1,065	1,046
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1520	2.007%	7/25/35	249	255
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1520	2.438%	2/25/36	875	900
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1521	2.184%	8/25/36	700	700
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1522	2.361%	10/25/36	675	690
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series KC02	3.370%	7/25/25	800	848
[7,8]	FHLMC Multifamily Structured Pass-Through Certificates Series KW01	2.853%	1/25/26	800	843
[7]	Fifth Third Auto Trust Series 2019-1	2.690%	11/16/26	175	178
[7]	Ford Credit Auto Lease Trust Series 2021-A	0.260%	2/15/24	450	449
[7]	Ford Credit Auto Lease Trust Series 2021-A	0.300%	4/15/24	100	99
[7]	Ford Credit Auto Lease Trust Series 2021-B	0.370%	10/15/24	575	571
[7]	Ford Credit Auto Owner Trust Series 2019-A	2.780%	9/15/23	182	184
[7]	Ford Credit Auto Owner Trust Series 2019-A	2.850%	8/15/24	275	280
[7]	Ford Credit Auto Owner Trust Series 2020-A	1.040%	8/15/24	39	39
[7]	Ford Credit Auto Owner Trust Series 2020-B	0.560%	10/15/24	566	566
[7]	Ford Credit Auto Owner Trust Series 2020-B	0.790%	11/15/25	125	125
[7]	Ford Credit Auto Owner Trust Series 2020-C	0.410%	7/15/25	275	274
[7]	Ford Credit Auto Owner Trust Series 2020-C	0.510%	8/15/26	125	123
[7]	Ford Credit Auto Owner Trust Series 2021-A	0.300%	8/15/25	650	646
[7]	Ford Credit Auto Owner Trust Series 2021-A	0.490%	9/15/26	235	231
[7]	Ford Credit Floorplan Master Owner Trust A Series 2018-2	3.170%	3/15/25	900	926
[7]	Ford Credit Floorplan Master Owner Trust A Series 2018-4	4.060%	11/15/30	700	782
[7]	Ford Credit Floorplan Master Owner Trust A Series 2019-2	3.060%	4/15/26	775	808
[7]	Ford Credit Floorplan Master Owner Trust A Series 2019-4	2.440%	9/15/26	765	789
[7]	Ford Credit Floorplan Master Owner Trust A Series 2020-1	0.700%	9/15/25	1,065	1,060
[7]	Ford Credit Floorplan Master Owner Trust A Series 2020-2	1.060%	9/15/27	675	665
[7]	GM Financial Automobile Leasing Trust Series 2020-1	1.670%	12/20/22	44	44
[7]	GM Financial Automobile Leasing Trust Series 2020-1	1.700%	12/20/23	40	40
[7]	GM Financial Automobile Leasing Trust Series 2020-2	0.800%	7/20/23	75	75
[7]	GM Financial Automobile Leasing Trust Series 2020-3	0.510%	10/21/24	75	75
[7]	GM Financial Automobile Leasing Trust Series 2020-3	0.760%	10/21/24	25	25
[7]	GM Financial Automobile Leasing Trust Series 2021-2	0.340%	5/20/24	400	398

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	GM Financial Automobile Leasing Trust Series 2021-2	0.410%	5/20/25	75	74
[7]	GM Financial Automobile Leasing Trust Series 2021-3	0.390%	10/21/24	550	545
[7]	GM Financial Automobile Leasing Trust Series 2021-3	0.500%	7/21/25	100	99
[7]	GM Financial Consumer Automobile Receivables Trust Series 2018-2	3.020%	12/18/23	333	334
[7]	GM Financial Consumer Automobile Receivables Trust Series 2020-1	1.900%	3/17/25	115	117
[7]	GM Financial Consumer Automobile Receivables Trust Series 2020-3	0.450%	4/16/25	125	125
[7]	GM Financial Consumer Automobile Receivables Trust Series 2020-4	0.380%	8/18/25	450	448
[7]	GM Financial Consumer Automobile Receivables Trust Series 2020-4	0.500%	2/17/26	65	64
[7]	GM Financial Consumer Automobile Receivables Trust Series 2021-1	0.350%	10/16/25	350	348
[7]	GM Financial Consumer Automobile Receivables Trust Series 2021-1	0.540%	5/17/27	1,390	1,373
[7]	GM Financial Consumer Automobile Receivables Trust Series 2021-2	0.510%	4/16/26	235	233
[7]	GM Financial Consumer Automobile Receivables Trust Series 2021-2	0.820%	10/16/26	75	74
[7]	GM Financial Consumer Automobile Receivables Trust Series 2021-3	0.480%	6/16/26	425	421
[7]	GM Financial Consumer Automobile Receivables Trust Series 2021-3	0.730%	8/16/27	225	221
[7]	GM Financial Consumer Automobile Receivables Trust Series 2021-4	0.680%	9/16/26	275	273
[7]	GM Financial Consumer Automobile Receivables Trust Series 2021-4	0.990%	10/18/27	100	99
[7]	GM Financial Leasing Trust Series 2021-1	0.260%	2/20/24	300	299
[7]	GM Financial Leasing Trust Series 2021-1	0.330%	2/20/25	75	75
[7]	GM Financial Leasing Trust Series 2021-1	0.540%	2/20/25	50	50
[7]	GS Mortgage Securities Corp. II Series 2013-GC10	2.943%	2/10/46	246	250
[7]	GS Mortgage Securities Corp. II Series 2013-GC10	3.279%	2/10/46	92	94
[7]	GS Mortgage Securities Trust Series 2012-GCJ7	3.377%	5/10/45	45	45
[7]	GS Mortgage Securities Trust Series 2012-GCJ9	2.773%	11/10/45	316	319
[7]	GS Mortgage Securities Trust Series 2013-GC12	3.135%	6/10/46	275	282
[7]	GS Mortgage Securities Trust Series 2013-GC12	3.375%	6/10/46	118	121
[7]	GS Mortgage Securities Trust Series 2013-GC14	3.817%	8/10/46	40	40
[7]	GS Mortgage Securities Trust Series 2013-GC14	4.243%	8/10/46	1,075	1,119
[7]	GS Mortgage Securities Trust Series 2013-GC16	3.813%	11/10/46	44	45
[7]	GS Mortgage Securities Trust Series 2013-GC16	4.271%	11/10/46	625	654
[7]	GS Mortgage Securities Trust Series 2014-GC18	4.074%	1/10/47	1,025	1,073

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	GS Mortgage Securities Trust Series 2014-GC18	4.383%	1/10/47	275	284
[7]	GS Mortgage Securities Trust Series 2014-GC22	3.467%	6/10/47	75	77
[7]	GS Mortgage Securities Trust Series 2014-GC22	3.862%	6/10/47	150	158
[7]	GS Mortgage Securities Trust Series 2014-GC24	3.931%	9/10/47	475	502
[7]	GS Mortgage Securities Trust Series 2014-GC24	4.512%	9/10/47	125	128
[7]	GS Mortgage Securities Trust Series 2014-GC26	3.365%	11/10/47	145	150
[7]	GS Mortgage Securities Trust Series 2014-GC26	3.629%	11/10/47	800	843
[7]	GS Mortgage Securities Trust Series 2014-GC26	3.964%	11/10/47	125	132
[7]	GS Mortgage Securities Trust Series 2014-GC26	4.215%	11/10/47	125	129
[7]	GS Mortgage Securities Trust Series 2015-GC28	3.396%	2/10/48	500	525
[7]	GS Mortgage Securities Trust Series 2015-GC30	3.382%	5/10/50	450	474
[7]	GS Mortgage Securities Trust Series 2015-GC32	3.513%	7/10/48	313	325
[7]	GS Mortgage Securities Trust Series 2015-GC32	3.764%	7/10/48	175	187
[7]	GS Mortgage Securities Trust Series 2015-GC34	3.278%	10/10/48	336	348
[7]	GS Mortgage Securities Trust Series 2015-GC34	3.506%	10/10/48	400	424
[7]	GS Mortgage Securities Trust Series 2016-GS2	3.050%	5/10/49	300	315
[7]	GS Mortgage Securities Trust Series 2016-GS3	2.850%	10/10/49	775	809
[7]	GS Mortgage Securities Trust Series 2016-GS4	3.442%	11/10/49	275	294
[7]	GS Mortgage Securities Trust Series 2016-GS4	3.645%	11/10/49	200	211
[7]	GS Mortgage Securities Trust Series 2017-GS5	3.674%	3/10/50	625	678
[7]	GS Mortgage Securities Trust Series 2017-GS5	3.826%	3/10/50	250	268
[7]	GS Mortgage Securities Trust Series 2017-GS6	3.433%	5/10/50	700	749
[7]	GS Mortgage Securities Trust Series 2017-GS6	3.638%	5/10/50	100	107
[7]	GS Mortgage Securities Trust Series 2017-GS6	4.322%	5/10/50	30	32
[7]	GS Mortgage Securities Trust Series 2017-GS7	3.430%	8/10/50	983	1,055
[7]	GS Mortgage Securities Trust Series 2017-GS7	3.663%	8/10/50	262	279
[7]	GS Mortgage Securities Trust Series 2017-GS8	3.205%	11/10/50	200	212
[7]	GS Mortgage Securities Trust Series 2019-GC39	3.567%	5/10/52	400	438
[7]	GS Mortgage Securities Trust Series 2019-GC40	2.904%	7/10/52	250	262

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	GS Mortgage Securities Trust Series 2019-GC40	3.160%	7/10/52	550	588
[7]	GS Mortgage Securities Trust Series 2019-GC42	3.001%	9/1/52	1,125	1,191
[7]	GS Mortgage Securities Trust Series 2019-GC42	3.212%	9/1/52	275	292
[7]	GS Mortgage Securities Trust Series 2019-GSA1	3.048%	11/10/52	500	531
[7]	GS Mortgage Securities Trust Series 2020-GC45	2.911%	2/13/53	525	553
[7]	GS Mortgage Securities Trust Series 2020-GC45	3.173%	2/13/53	150	158
[7]	GS Mortgage Securities Trust Series 2020-GC47	2.377%	5/12/53	250	254
[7]	GS Mortgage Securities Trust Series 2020-GSA2	2.012%	12/12/53	475	467
[7]	GS Mortgage Securities Trust Series 2020-GSA2	2.224%	12/12/53	75	74
[7]	Harley-Davidson Motorcycle Trust Series 2021-B	0.560%	11/16/26	700	694
[7]	Harley-Davidson Motorcycle Trust Series 2021-B	0.820%	5/15/29	125	123
[7]	Honda Auto Receivables Owner Trust Series 2019-2	2.540%	3/21/25	125	127
[7]	Honda Auto Receivables Owner Trust Series 2020-1	1.630%	10/21/26	70	71
[7]	Honda Auto Receivables Owner Trust Series 2020-2	0.820%	7/15/24	242	242
[7]	Honda Auto Receivables Owner Trust Series 2020-3	0.370%	10/18/24	1,465	1,460
[7]	Honda Auto Receivables Owner Trust Series 2020-3	0.460%	4/19/27	75	74
[7]	Honda Auto Receivables Owner Trust Series 2021-1	0.270%	4/21/25	425	422
[7]	Honda Auto Receivables Owner Trust Series 2021-1	0.420%	1/21/28	185	182
[7]	Honda Auto Receivables Owner Trust Series 2021-2	0.330%	8/15/25	550	545
[7]	Honda Auto Receivables Owner Trust Series 2021-3	0.410%	11/18/25	300	297
[7]	Honda Auto Receivables Owner Trust Series 2021-3	0.600%	12/20/27	75	74
[7]	Honda Auto Receivables Owner Trust Series 2021-4	0.880%	1/21/26	400	399
[7]	Honda Auto Receivables Owner Trust Series 2021-4	1.140%	6/21/28	100	100
[7]	Hyundai Auto Receivables Trust Series 2018-A	2.940%	6/17/24	63	63
[7]	Hyundai Auto Receivables Trust Series 2019-B	2.000%	4/15/25	75	76
[7]	Hyundai Auto Receivables Trust Series 2020-A	1.410%	11/15/24	50	50
[7]	Hyundai Auto Receivables Trust Series 2020-B	0.480%	12/16/24	175	175
[7]	Hyundai Auto Receivables Trust Series 2020-B	0.620%	12/15/25	75	75
[7]	Hyundai Auto Receivables Trust Series 2020-C	0.380%	5/15/25	200	199
[7]	Hyundai Auto Receivables Trust Series 2020-C	0.490%	11/16/26	50	49

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Hyundai Auto Receivables Trust Series 2021-A	0.380%	9/15/25	150	149
[7]	Hyundai Auto Receivables Trust Series 2021-A	0.620%	5/17/27	75	74
[7]	Hyundai Auto Receivables Trust Series 2021-C	0.740%	5/15/26	225	224
[7]	Hyundai Auto Receivables Trust Series 2021-C	1.030%	12/15/27	100	99
[7]	John Deere Owner Trust Series 2021-B	0.520%	3/16/26	400	394
[7]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-C6	3.507%	5/15/45	288	289
[7]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-C8	2.829%	10/15/45	1,260	1,266
[7]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-CBX	3.483%	6/15/45	72	73
[7]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C10	3.143%	12/15/47	143	146
[7]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C10	3.372%	12/15/47	109	111
[7]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	3.674%	12/15/46	53	54
[7]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	3.881%	12/15/46	130	133
[7]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	4.166%	12/15/46	300	314
[7]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	4.517%	12/15/46	150	157
[7]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	4.941%	12/15/46	150	158
[7]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-LC11	2.960%	4/15/46	673	686
[7]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-LC11	3.499%	4/15/46	175	177
[7]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-C20	3.805%	7/15/47	250	262
[7]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-JP1	3.914%	1/15/49	325	349
[7]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP3	2.870%	8/15/49	975	1,010
[7]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4	3.648%	12/15/49	400	432
[7]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4	3.870%	12/15/49	325	350
[7]	JPMBB Commercial Mortgage Securities Trust Series 2013-C12	3.664%	7/15/45	122	125
[7]	JPMBB Commercial Mortgage Securities Trust Series 2013-C12	4.037%	7/15/45	81	83
[7]	JPMBB Commercial Mortgage Securities Trust Series 2013-C14	3.761%	8/15/46	82	84
[7]	JPMBB Commercial Mortgage Securities Trust Series 2013-C14	4.133%	8/15/46	596	611
[7]	JPMBB Commercial Mortgage Securities Trust Series 2013-C14	4.409%	8/15/46	220	226
[7]	JPMBB Commercial Mortgage Securities Trust Series 2013-C15	3.659%	11/15/45	23	23
[7]	JPMBB Commercial Mortgage Securities Trust Series 2013-C15	4.131%	11/15/45	435	452
[7]	JPMBB Commercial Mortgage Securities Trust Series 2013-C15	4.420%	11/15/45	275	287
[7]	JPMBB Commercial Mortgage Securities Trust Series 2013-C17	3.705%	1/15/47	77	79

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	JPMBB Commercial Mortgage Securities Trust Series 2013-C17	4.199%	1/15/47	625	653
[7]	JPMBB Commercial Mortgage Securities Trust Series 2013-C17	4.458%	1/15/47	125	131
[7]	JPMBB Commercial Mortgage Securities Trust Series 2013-C17	4.886%	1/15/47	188	196
[7]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.079%	2/15/47	774	807
[7]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.439%	2/15/47	93	98
[7]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.793%	2/15/47	113	117
[7]	JPMBB Commercial Mortgage Securities Trust Series 2014-C19	3.669%	4/15/47	74	75
[7]	JPMBB Commercial Mortgage Securities Trust Series 2014-C19	3.997%	4/15/47	225	234
[7]	JPMBB Commercial Mortgage Securities Trust Series 2014-C19	4.243%	4/15/47	175	184
[7]	JPMBB Commercial Mortgage Securities Trust Series 2014-C21	3.428%	8/15/47	53	54
[7]	JPMBB Commercial Mortgage Securities Trust Series 2014-C21	3.775%	8/15/47	100	105
[7]	JPMBB Commercial Mortgage Securities Trust Series 2014-C21	3.997%	8/15/47	75	79
[7]	JPMBB Commercial Mortgage Securities Trust Series 2014-C22	3.801%	9/15/47	650	682
[7]	JPMBB Commercial Mortgage Securities Trust Series 2014-C22	4.110%	9/15/47	175	182
[7]	JPMBB Commercial Mortgage Securities Trust Series 2014-C23	3.934%	9/15/47	319	337
[7]	JPMBB Commercial Mortgage Securities Trust Series 2014-C23	4.202%	9/15/47	188	199
[7]	JPMBB Commercial Mortgage Securities Trust Series 2014-C24	2.940%	11/15/47	5	5
[7]	JPMBB Commercial Mortgage Securities Trust Series 2014-C24	3.639%	11/15/47	150	157
[7]	JPMBB Commercial Mortgage Securities Trust Series 2014-C24	3.914%	11/15/47	300	310
[7]	JPMBB Commercial Mortgage Securities Trust Series 2014-C25	3.672%	11/15/47	750	788
[7]	JPMBB Commercial Mortgage Securities Trust Series 2014-C25	4.065%	11/15/47	200	209
[7]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.494%	1/15/48	360	377
[7]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.800%	1/15/48	200	210
[7]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.951%	1/15/48	200	207
[7]	JPMBB Commercial Mortgage Securities Trust Series 2015-C27	3.017%	2/15/48	267	275
[7]	JPMBB Commercial Mortgage Securities Trust Series 2015-C27	3.179%	2/15/48	218	226
[7]	JPMBB Commercial Mortgage Securities Trust Series 2015-C28	3.227%	10/15/48	500	519
[7]	JPMBB Commercial Mortgage Securities Trust Series 2015-C28	3.532%	10/15/48	100	102
[7]	JPMBB Commercial Mortgage Securities Trust Series 2015-C29	3.304%	5/15/48	143	148

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	JPMBB Commercial Mortgage Securities Trust Series 2015-C29	3.611%	5/15/48	350	368
[7]	JPMBB Commercial Mortgage Securities Trust Series 2015-C30	3.559%	7/15/48	280	289
[7]	JPMBB Commercial Mortgage Securities Trust Series 2015-C30	3.822%	7/15/48	425	453
[7]	JPMBB Commercial Mortgage Securities Trust Series 2015-C30	4.226%	7/15/48	200	215
[7]	JPMBB Commercial Mortgage Securities Trust Series 2015-C31	3.540%	8/15/48	146	152
[7]	JPMBB Commercial Mortgage Securities Trust Series 2015-C31	3.801%	8/15/48	441	466
[7]	JPMBB Commercial Mortgage Securities Trust Series 2015-C32	3.358%	11/15/48	293	304
[7]	JPMBB Commercial Mortgage Securities Trust Series 2015-C32	3.598%	11/15/48	425	442
[7]	JPMBB Commercial Mortgage Securities Trust Series 2015-C33	3.770%	12/15/48	300	321
[7]	JPMBB Commercial Mortgage Securities Trust Series 2016-C1	3.316%	3/15/49	258	268
[7]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP5	3.723%	3/15/50	1,250	1,349
[7]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP6	3.050%	7/15/50	104	105
[7]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP6	3.490%	7/15/50	250	269
[7]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP6	3.744%	7/15/50	400	428
[7]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR4	4.029%	3/10/52	1,400	1,570
[7]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR5	3.386%	6/13/52	850	921
[7]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR5	3.669%	6/13/52	75	81
[7]	JPMDB Commercial Mortgage Securities Trust Series 2016-C2	3.144%	6/15/49	300	315
[7]	JPMDB Commercial Mortgage Securities Trust Series 2016-C2	3.484%	6/15/49	150	154
[7]	JPMDB Commercial Mortgage Securities Trust Series 2016-C4	3.141%	12/15/49	100	106
[7]	JPMDB Commercial Mortgage Securities Trust Series 2017-C5	3.694%	3/15/50	2,000	2,163
[7]	JPMDB Commercial Mortgage Securities Trust Series 2017-C5	3.858%	3/15/50	425	452
[7]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.409%	10/15/50	275	295
[7]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.713%	10/15/50	175	188
[7]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.211%	6/15/51	1,000	1,123
[7]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.421%	6/15/51	125	140
[7]	JPMDB Commercial Mortgage Securities Trust Series 2019-COR6	3.057%	11/13/52	1,250	1,331
[7]	JPMDB Commercial Mortgage Securities Trust Series 2020-COR7	2.180%	5/13/53	250	249
[7]	Mercedes-Benz Auto Lease Trust Series 2020-A	1.840%	12/15/22	123	123

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Mercedes-Benz Auto Lease Trust Series 2020-A	1.880%	9/15/25	125	126
[7]	Mercedes-Benz Auto Lease Trust Series 2020-B	0.500%	6/15/26	50	50
[7]	Mercedes-Benz Auto Lease Trust Series 2021-A	0.250%	1/16/24	300	299
[7]	Mercedes-Benz Auto Lease Trust Series 2021-A	0.320%	10/15/26	125	124
[7]	Mercedes-Benz Auto Lease Trust Series 2021-B	0.400%	11/15/24	225	223
[7]	Mercedes-Benz Auto Lease Trust Series 2021-B	0.510%	3/15/27	100	99
[7]	Mercedes-Benz Auto Receivables Trust Series 2020-1	0.770%	10/15/26	30	30
[7]	Mercedes-Benz Auto Receivables Trust Series 2021-1	0.460%	6/15/26	325	322
[7]	Mercedes-Benz Auto Receivables Trust Series 2021-1	0.730%	12/15/27	50	49
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5	3.176%	8/15/45	163	164
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7	2.918%	2/15/46	179	181
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7	3.214%	2/15/46	36	37
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C8	3.134%	12/15/48	225	228
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C8	3.376%	12/15/48	100	102
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9	3.102%	5/15/46	150	152
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9	3.456%	5/15/46	125	128
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C10	4.075%	7/15/46	1,600	1,651
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C11	4.151%	8/15/46	240	247
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C11	4.351%	8/15/46	120	119
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C12	4.259%	10/15/46	445	464
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C13	4.039%	11/15/46	300	314
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C13	4.745%	11/15/46	150	157
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14	4.064%	2/15/47	375	393
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14	4.859%	2/15/47	150	158
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16	3.477%	6/15/47	36	37
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16	3.892%	6/15/47	325	341
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16	4.332%	6/15/47	125	127
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C18	3.923%	10/15/47	100	106
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C18	4.456%	10/15/47	125	131

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19	3.326%	12/15/47	132	136
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19	3.526%	12/15/47	275	289
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20	3.069%	2/15/48	106	109
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20	3.249%	2/15/48	725	759
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22	3.040%	4/15/48	293	301
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22	3.306%	4/15/48	325	341
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22	3.883%	4/15/48	200	206
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23	3.398%	7/15/50	102	106
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23	3.719%	7/15/50	450	480
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C24	3.732%	5/15/48	275	294
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25	3.383%	10/15/48	376	387
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25	3.635%	10/15/48	350	373
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C26	3.323%	10/15/48	208	216
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C26	3.531%	10/15/48	800	852
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27	3.557%	12/15/47	154	159
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27	3.753%	12/15/47	250	268
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28	3.272%	1/15/49	177	183
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28	3.288%	1/15/49	197	204
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28	3.544%	1/15/49	800	851
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30	2.860%	9/15/49	800	834
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C31	3.102%	11/15/49	950	1,003
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32	3.720%	12/15/49	800	869
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32	3.994%	12/15/49	325	350
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C33	3.599%	5/15/50	1,000	1,081
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C33	3.852%	5/15/50	400	429
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34	3.276%	11/15/52	400	424
[7]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34	3.536%	11/15/52	575	623
[7]	Morgan Stanley Capital I Series 2017-HR2	3.587%	12/15/50	225	244
[7]	Morgan Stanley Capital I Trust Series 2012-C4	3.773%	3/15/45	106	106
[7]	Morgan Stanley Capital I Trust Series 2015-UBS8	3.809%	12/15/48	300	321

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Morgan Stanley Capital I Trust Series 2016-BNK2	3.049%	11/15/49	400	422
[7]	Morgan Stanley Capital I Trust Series 2016-BNK2	3.282%	11/15/49	317	332
[7]	Morgan Stanley Capital I Trust Series 2016-UB11	2.782%	8/15/49	800	833
[7]	Morgan Stanley Capital I Trust Series 2016-UB12	3.596%	12/15/49	825	888
[7]	Morgan Stanley Capital I Trust Series 2016-UBS9	3.329%	3/15/49	125	132
[7]	Morgan Stanley Capital I Trust Series 2017-H1	3.530%	6/15/50	550	593
[7]	Morgan Stanley Capital I Trust Series 2019-H6	3.417%	6/15/52	1,050	1,138
[7]	Morgan Stanley Capital I Trust Series 2019-H6	3.700%	6/15/52	125	136
[7]	Morgan Stanley Capital I Trust Series 2019-H7	3.261%	7/15/52	200	215
[7]	Morgan Stanley Capital I Trust Series 2019-L2	3.806%	3/15/52	250	272
[7]	Morgan Stanley Capital I Trust Series 2019-L2	4.071%	3/15/52	625	701
[7]	Morgan Stanley Capital I Trust Series 2019-L3	3.127%	11/15/52	775	826
[7]	Morgan Stanley Capital I Trust Series 2020-HR8	2.041%	7/15/53	300	296
[7]	Morgan Stanley Capital I Trust Series 2020-L4	2.698%	2/15/53	750	776
[7]	Morgan Stanley Capital I Trust Series 2020-L4	2.880%	2/15/53	115	119
[7]	Morgan Stanley Capital I Trust Series 2021-L6	2.444%	6/15/54	375	380
[7]	Morgan Stanley Capital I Trust Series 2021-L6	2.749%	6/15/54	50	51
[7]	Morgan Stanley Capital I Trust Series 2021-L6	2.951%	6/15/54	25	25
[7]	Morgan Stanley Capital I Trust Series 2021-L7	2.574%	10/15/54	725	742
[7]	Nissan Auto Lease Trust Series 2020-A	1.840%	1/17/23	83	83
[7]	Nissan Auto Lease Trust Series 2020-A	1.880%	4/15/25	75	75
[7]	Nissan Auto Lease Trust Series 2021-A	0.520%	8/15/24	350	348
[7]	Nissan Auto Lease Trust Series 2021-A	0.650%	7/15/26	100	100
[7]	Nissan Auto Receivables Owner Trust Series 2019-B	2.540%	12/15/25	150	153
[7]	Nissan Auto Receivables Owner Trust Series 2019-C	1.950%	5/15/26	150	152
[7]	Nissan Auto Receivables Owner Trust Series 2020-A	1.380%	12/16/24	135	136
[7]	Nissan Auto Receivables Owner Trust Series 2020-B	0.550%	7/15/24	176	176
[7]	Nissan Auto Receivables Owner Trust Series 2020-B	0.710%	2/16/27	50	50
[7]	Nissan Auto Receivables Owner Trust Series 2021-A	0.330%	10/15/25	475	470
[7]	Nissan Auto Receivables Owner Trust Series 2021-A	0.570%	9/15/27	225	220
[7]	PSNH Funding LLC 3 Series 2018-1	3.094%	2/1/26	82	84
[7]	PSNH Funding LLC 3 Series 2018-1	3.506%	8/1/28	100	106
[7]	PSNH Funding LLC 3 Series 2018-1	3.814%	2/1/35	225	256
[7]	Santander Drive Auto Receivables Trust Series 2020-1	4.110%	12/15/25	195	201
[7]	Santander Drive Auto Receivables Trust Series 2020-2	0.960%	11/15/24	95	95
[7]	Santander Drive Auto Receivables Trust Series 2020-2	1.460%	9/15/25	150	151
[7]	Santander Drive Auto Receivables Trust Series 2020-3	0.690%	3/17/25	150	150
[7]	Santander Drive Auto Receivables Trust Series 2020-3	1.120%	1/15/26	100	100

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Santander Drive Auto Receivables Trust Series 2020-4	0.730%	3/17/25	100	100
[7]	Santander Drive Auto Receivables Trust Series 2020-4	1.010%	1/15/26	150	150
[7]	Santander Drive Auto Receivables Trust Series 2021-1	0.500%	4/15/25	375	375
[7]	Santander Drive Auto Receivables Trust Series 2021-1	0.750%	2/17/26	200	200
[7]	Santander Drive Auto Receivables Trust Series 2021-2	0.590%	9/15/25	135	135
[7]	Santander Drive Auto Receivables Trust Series 2021-2	0.900%	6/15/26	320	317
[7]	Santander Drive Auto Receivables Trust Series 2021-2	1.350%	7/15/27	275	272
[7]	Santander Drive Auto Receivables Trust Series 2021-3	0.950%	9/15/27	175	173
[7]	Santander Drive Auto Receivables Trust Series 2021-3	1.330%	9/15/27	250	246
[7]	Santander Drive Auto Receivables Trust Series 2021-4	0.880%	6/15/26	425	421
[7]	Santander Drive Auto Receivables Trust Series 2021-4	1.260%	2/16/27	225	222
[7]	Santander Drive Auto Receivables Trust Series 2021-4	1.670%	10/15/27	100	99
[7]	Synchrony Card Funding LLC Series 2019-A2	2.340%	6/15/25	260	262
[7]	Synchrony Credit Card Master Note Trust Series 2018-2	3.470%	5/15/26	1,175	1,216
[7]	Toyota Auto Receivables Owner Trust Series 2018-A	2.520%	5/15/23	61	61
[7]	Toyota Auto Receivables Owner Trust Series 2018-B	3.110%	11/15/23	75	75
[7]	Toyota Auto Receivables Owner Trust Series 2020-A	1.680%	5/15/25	195	197
[7]	Toyota Auto Receivables Owner Trust Series 2020-B	1.360%	8/15/24	47	47
[7]	Toyota Auto Receivables Owner Trust Series 2020-C	0.440%	10/15/24	165	165
[7]	Toyota Auto Receivables Owner Trust Series 2020-D	0.350%	1/15/25	300	299
[7]	Toyota Auto Receivables Owner Trust Series 2020-D	0.470%	1/15/26	50	49
[7]	Toyota Auto Receivables Owner Trust Series 2021-A	0.260%	5/15/25	250	249
[7]	Toyota Auto Receivables Owner Trust Series 2021-A	0.390%	6/15/26	100	98
[7]	Toyota Auto Receivables Owner Trust Series 2021-B	0.260%	11/17/25	1,450	1,436
[7]	Toyota Auto Receivables Owner Trust Series 2021-B	0.530%	10/15/26	175	172
[7]	Toyota Auto Receivables Owner Trust Series 2021-C	0.430%	1/15/26	525	520
[7]	Toyota Auto Receivables Owner Trust Series 2021-C	0.720%	1/15/27	125	123
[7]	Toyota Auto Receivables Owner Trust Series 2021-D	0.710%	4/15/26	250	248
[7]	Toyota Auto Receivables Owner Trust Series 2021-D	1.020%	3/15/27	100	99

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	UBS Commercial Mortgage Trust Series 2017-C1	3.460%	6/15/50	800	853
[7]	UBS Commercial Mortgage Trust Series 2017-C1	3.724%	6/15/50	350	374
[7]	UBS Commercial Mortgage Trust Series 2017-C2	3.487%	8/15/50	600	645
[7]	UBS Commercial Mortgage Trust Series 2017-C2	3.740%	8/15/50	150	159
[7]	UBS Commercial Mortgage Trust Series 2017-C3	3.426%	8/15/50	725	772
[7]	UBS Commercial Mortgage Trust Series 2017-C3	3.739%	8/15/50	300	320
[7]	UBS Commercial Mortgage Trust Series 2017-C4	3.301%	10/15/50	475	493
[7]	UBS Commercial Mortgage Trust Series 2017-C4	3.563%	10/15/50	600	647
[7]	UBS Commercial Mortgage Trust Series 2017-C4	3.836%	10/15/50	262	279
[7]	UBS Commercial Mortgage Trust Series 2017-C5	3.474%	11/15/50	400	429
[7]	UBS Commercial Mortgage Trust Series 2017-C7	3.679%	12/15/50	600	651
[7]	UBS Commercial Mortgage Trust Series 2017-C7	4.061%	12/15/50	325	353
[7]	UBS Commercial Mortgage Trust Series 2018-C8	3.720%	2/15/51	600	653
[7]	UBS Commercial Mortgage Trust Series 2018-C8	3.983%	2/15/51	200	221
[7]	UBS Commercial Mortgage Trust Series 2018-C8	4.215%	2/15/51	325	360
[7]	UBS Commercial Mortgage Trust Series 2018-C9	4.117%	3/15/51	1,200	1,327
[7]	UBS Commercial Mortgage Trust Series 2018-C10	4.313%	5/15/51	800	900
[7]	UBS Commercial Mortgage Trust Series 2018-C11	4.241%	6/15/51	150	168
[7]	UBS Commercial Mortgage Trust Series 2018-C12	4.296%	8/15/51	475	534
[7]	UBS Commercial Mortgage Trust Series 2018-C13	4.208%	10/15/51	113	117
[7]	UBS Commercial Mortgage Trust Series 2018-C13	4.334%	10/15/51	600	679
[7]	UBS Commercial Mortgage Trust Series 2018-C13	4.585%	10/15/51	100	113
[7]	UBS Commercial Mortgage Trust Series 2018-C14	4.448%	12/15/51	975	1,112
[7]	UBS Commercial Mortgage Trust Series 2018-C15	4.341%	12/15/51	575	653
[7]	UBS Commercial Mortgage Trust Series 2019-C16	3.605%	4/15/52	400	439
[7]	UBS Commercial Mortgage Trust Series 2019-C16	3.887%	4/15/52	125	137
[7]	UBS Commercial Mortgage Trust Series 2019-C17	2.921%	10/15/52	450	472
[7]	UBS Commercial Mortgage Trust Series 2019-C18	3.035%	12/15/52	275	291
[7]	UBS-Barclays Commercial Mortgage Trust Series 2012-C4	2.850%	12/10/45	1,000	1,009

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	UBS-Barclays Commercial Mortgage Trust Series 2013-C5	3.185%	3/10/46	290	293
[7]	UBS-Barclays Commercial Mortgage Trust Series 2013-C6	3.244%	4/10/46	175	178
[7]	UBS-Barclays Commercial Mortgage Trust Series 2013-C6	3.469%	4/10/46	75	76
[7]	Verizon Master Trust Series 2021-1	0.500%	5/20/27	2,500	2,468
[7]	Verizon Master Trust Series 2021-2	0.990%	4/20/28	1,550	1,538
[7]	Verizon Owner Trust Series 2020-A	1.850%	7/22/24	730	735
[7]	Verizon Owner Trust Series 2020-B	0.470%	2/20/25	1,969	1,964
[7]	Verizon Owner Trust Series 2020-C	0.410%	4/21/25	1,030	1,024
[7]	Volkswagen Auto Loan Enhanced Trust Series 2020-1	0.980%	11/20/24	85	85
[7]	Volkswagen Auto Loan Enhanced Trust Series 2021-1	1.020%	6/22/26	550	550
[7]	Volkswagen Auto Loan Enhanced Trust Series 2021-1	1.260%	10/20/28	100	100
[7]	Wells Fargo Commercial Mortgage Trust Series 2012-LC5	2.918%	10/15/45	199	200
[7]	Wells Fargo Commercial Mortgage Trust Series 2014-LC16	3.477%	8/15/50	48	50
[7]	Wells Fargo Commercial Mortgage Trust Series 2014-LC16	3.817%	8/15/50	900	945
[7]	Wells Fargo Commercial Mortgage Trust Series 2014-LC16	4.020%	8/15/50	50	51
[7]	Wells Fargo Commercial Mortgage Trust Series 2014-LC18	3.271%	12/15/47	90	90
[7]	Wells Fargo Commercial Mortgage Trust Series 2014-LC18	3.405%	12/15/47	400	421
[7]	Wells Fargo Commercial Mortgage Trust Series 2014-LC18	3.808%	12/15/47	200	210
[7]	Wells Fargo Commercial Mortgage Trust Series 2015-C26	2.991%	2/15/48	254	261
[7]	Wells Fargo Commercial Mortgage Trust Series 2015-C26	3.166%	2/15/48	200	209
[7]	Wells Fargo Commercial Mortgage Trust Series 2015-C26	3.580%	2/15/48	175	181
[7]	Wells Fargo Commercial Mortgage Trust Series 2015-C27	3.190%	2/15/48	685	707
[7]	Wells Fargo Commercial Mortgage Trust Series 2015-C28	3.540%	5/15/48	625	662
[7]	Wells Fargo Commercial Mortgage Trust Series 2015-C28	3.872%	5/15/48	117	124
[7]	Wells Fargo Commercial Mortgage Trust Series 2015-C29	3.400%	6/15/48	174	179
[7]	Wells Fargo Commercial Mortgage Trust Series 2015-C29	3.637%	6/15/48	625	664
[7]	Wells Fargo Commercial Mortgage Trust Series 2015-C30	3.664%	9/15/58	225	240
[7]	Wells Fargo Commercial Mortgage Trust Series 2015-LC20	2.978%	4/15/50	72	74
[7]	Wells Fargo Commercial Mortgage Trust Series 2015-LC20	3.184%	4/15/50	853	893
[7]	Wells Fargo Commercial Mortgage Trust Series 2015-LC20	3.719%	4/15/50	200	207
[7]	Wells Fargo Commercial Mortgage Trust Series 2015-LC22	3.571%	9/15/58	130	135

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Wells Fargo Commercial Mortgage Trust Series 2015-LC22	3.839%	9/15/58	275	295
[7]	Wells Fargo Commercial Mortgage Trust Series 2015-LC22	4.207%	9/15/58	225	242
[7]	Wells Fargo Commercial Mortgage Trust Series 2015-NXS1	2.632%	5/15/48	24	24
[7]	Wells Fargo Commercial Mortgage Trust Series 2015-NXS1	2.934%	5/15/48	71	73
[7]	Wells Fargo Commercial Mortgage Trust Series 2015-NXS1	3.148%	5/15/48	175	183
[7]	Wells Fargo Commercial Mortgage Trust Series 2015-P2	3.656%	12/15/48	263	274
[7]	Wells Fargo Commercial Mortgage Trust Series 2015-P2	3.809%	12/15/48	200	215
[7]	Wells Fargo Commercial Mortgage Trust Series 2015-SG1	3.789%	9/15/48	760	801
[7]	Wells Fargo Commercial Mortgage Trust Series 2016-BNK1	2.652%	8/15/49	525	544
[7]	Wells Fargo Commercial Mortgage Trust Series 2016-C32	3.324%	1/15/59	179	185
[7]	Wells Fargo Commercial Mortgage Trust Series 2016-C32	3.560%	1/15/59	475	508
[7]	Wells Fargo Commercial Mortgage Trust Series 2016-C33	3.426%	3/15/59	315	335
[7]	Wells Fargo Commercial Mortgage Trust Series 2016-C34	3.096%	6/15/49	325	339
[7]	Wells Fargo Commercial Mortgage Trust Series 2016-C36	2.807%	11/15/59	175	180
[7]	Wells Fargo Commercial Mortgage Trust Series 2016-C37	3.794%	12/15/49	325	354
[7]	Wells Fargo Commercial Mortgage Trust Series 2016-LC24	2.825%	10/15/49	320	329
[7]	Wells Fargo Commercial Mortgage Trust Series 2016-LC24	2.942%	10/15/49	614	644
[7]	Wells Fargo Commercial Mortgage Trust Series 2016-LC24	3.367%	10/15/49	100	105
[7]	Wells Fargo Commercial Mortgage Trust Series 2016-LC25	3.640%	12/15/59	210	227
[7]	Wells Fargo Commercial Mortgage Trust Series 2017-C38	3.453%	7/15/50	854	922
[7]	Wells Fargo Commercial Mortgage Trust Series 2017-C38	3.665%	7/15/50	242	259
[7]	Wells Fargo Commercial Mortgage Trust Series 2017-C39	3.418%	9/15/50	725	781
[7]	Wells Fargo Commercial Mortgage Trust Series 2017-C39	3.702%	9/15/50	400	429
[7]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.317%	10/15/50	400	425
[7]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.581%	10/15/50	600	650
[7]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.854%	10/15/50	150	161
[7]	Wells Fargo Commercial Mortgage Trust Series 2017-C41	3.472%	11/15/50	1,000	1,079
[7]	Wells Fargo Commercial Mortgage Trust Series 2017-RB1	3.635%	3/15/50	1,200	1,302
[7]	Wells Fargo Commercial Mortgage Trust Series 2017-RC1	3.631%	1/15/60	1,200	1,302

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Wells Fargo Commercial Mortgage Trust Series 2018-C43	4.012%	3/15/51	1,200	1,333
[7]	Wells Fargo Commercial Mortgage Trust Series 2018-C43	4.152%	3/15/51	200	220
[7]	Wells Fargo Commercial Mortgage Trust Series 2018-C44	4.212%	5/15/51	775	870
[7]	Wells Fargo Commercial Mortgage Trust Series 2018-C45	4.184%	6/15/51	1,000	1,123
[7]	Wells Fargo Commercial Mortgage Trust Series 2018-C46	4.152%	8/15/51	475	533
[7]	Wells Fargo Commercial Mortgage Trust Series 2018-C47	4.442%	9/15/61	1,075	1,227
[7]	Wells Fargo Commercial Mortgage Trust Series 2018-C48	4.302%	1/15/52	500	568
[7]	Wells Fargo Commercial Mortgage Trust Series 2019-C49	4.023%	3/15/52	975	1,094
[7]	Wells Fargo Commercial Mortgage Trust Series 2019-C50	3.729%	5/15/52	575	635
[7]	Wells Fargo Commercial Mortgage Trust Series 2019-C51	3.311%	6/15/52	780	841
[7]	Wells Fargo Commercial Mortgage Trust Series 2019-C52	2.892%	8/15/52	200	210
[7]	Wells Fargo Commercial Mortgage Trust Series 2019-C52	3.143%	8/15/52	350	369
[7]	Wells Fargo Commercial Mortgage Trust Series 2019-C53	3.040%	10/15/52	750	798
[7]	Wells Fargo Commercial Mortgage Trust Series 2019-C54	3.146%	12/15/52	450	482
[7]	Wells Fargo Commercial Mortgage Trust Series 2020-C55	2.725%	2/15/53	675	702
[7]	Wells Fargo Commercial Mortgage Trust Series 2020-C56	2.448%	6/15/53	135	138
[7]	Wells Fargo Commercial Mortgage Trust Series 2020-C58	2.092%	7/15/53	175	174
[7]	Wells Fargo Commercial Mortgage Trust Series 2021-C59	2.626%	4/15/54	400	414
[7]	WFRBS Commercial Mortgage Trust Series 2012-C7	3.431%	6/15/45	276	277
[7]	WFRBS Commercial Mortgage Trust Series 2012-C7	4.090%	6/15/45	250	250
[7]	WFRBS Commercial Mortgage Trust Series 2012-C8	3.001%	8/15/45	153	153
[7]	WFRBS Commercial Mortgage Trust Series 2012-C9	2.870%	11/15/45	311	314
[7]	WFRBS Commercial Mortgage Trust Series 2012-C10	2.875%	12/15/45	600	606
[7]	WFRBS Commercial Mortgage Trust Series 2013-C11	3.071%	3/15/45	248	252
[7]	WFRBS Commercial Mortgage Trust Series 2013-C12	3.198%	3/15/48	76	77
[7]	WFRBS Commercial Mortgage Trust Series 2013-C12	3.560%	3/15/48	52	53
[7]	WFRBS Commercial Mortgage Trust Series 2013-C13	3.001%	5/15/45	222	226
[7]	WFRBS Commercial Mortgage Trust Series 2013-C13	3.345%	5/15/45	44	45
[7]	WFRBS Commercial Mortgage Trust Series 2013-C14	3.337%	6/15/46	400	411

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	WFRBS Commercial Mortgage Trust Series 2013-C14	3.488%	6/15/46	200	204
[7]	WFRBS Commercial Mortgage Trust Series 2013-C15	3.720%	8/15/46	45	46
[7]	WFRBS Commercial Mortgage Trust Series 2013-C15	4.153%	8/15/46	650	672
[7]	WFRBS Commercial Mortgage Trust Series 2013-C15	4.358%	8/15/46	160	165
[7]	WFRBS Commercial Mortgage Trust Series 2013-C16	3.963%	9/15/46	68	69
[7]	WFRBS Commercial Mortgage Trust Series 2013-C16	4.415%	9/15/46	180	188
[7]	WFRBS Commercial Mortgage Trust Series 2013-C16	4.668%	9/15/46	290	304
[7]	WFRBS Commercial Mortgage Trust Series 2013-C17	3.558%	12/15/46	39	40
[7]	WFRBS Commercial Mortgage Trust Series 2013-C17	4.023%	12/15/46	100	104
[7]	WFRBS Commercial Mortgage Trust Series 2013-C17	4.255%	12/15/46	100	104
[7]	WFRBS Commercial Mortgage Trust Series 2013-C17	4.788%	12/15/46	100	105
[7]	WFRBS Commercial Mortgage Trust Series 2013-C18	4.162%	12/15/46	1,436	1,507
[7]	WFRBS Commercial Mortgage Trust Series 2013-C18	4.387%	12/15/46	50	52
[7]	WFRBS Commercial Mortgage Trust Series 2013-C18	4.862%	12/15/46	75	78
[7]	WFRBS Commercial Mortgage Trust Series 2013-UBS1	4.079%	3/15/46	174	182
[7]	WFRBS Commercial Mortgage Trust Series 2013-UBS1	5.039%	3/15/46	50	53
[7]	WFRBS Commercial Mortgage Trust Series 2014-C19	3.618%	3/15/47	22	22
[7]	WFRBS Commercial Mortgage Trust Series 2014-C19	3.660%	3/15/47	52	52
[7]	WFRBS Commercial Mortgage Trust Series 2014-C19	4.101%	3/15/47	175	184
[7]	WFRBS Commercial Mortgage Trust Series 2014-C19	4.723%	3/15/47	50	52
[7]	WFRBS Commercial Mortgage Trust Series 2014-C20	3.638%	5/15/47	46	47
[7]	WFRBS Commercial Mortgage Trust Series 2014-C20	3.995%	5/15/47	125	131
[7]	WFRBS Commercial Mortgage Trust Series 2014-C20	4.176%	5/15/47	125	131
[7]	WFRBS Commercial Mortgage Trust Series 2014-C21	3.410%	8/15/47	253	263
[7]	WFRBS Commercial Mortgage Trust Series 2014-C21	3.678%	8/15/47	425	446
[7]	WFRBS Commercial Mortgage Trust Series 2014-C22	3.752%	9/15/57	650	683
[7]	WFRBS Commercial Mortgage Trust Series 2014-C22	4.371%	9/15/57	100	105
[7]	WFRBS Commercial Mortgage Trust Series 2014-C23	3.636%	10/15/57	140	145
[7]	WFRBS Commercial Mortgage Trust Series 2014-C23	3.917%	10/15/57	125	133

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	WFRBS Commercial Mortgage Trust Series 2014-C23	4.210%	10/15/57	75	79
[7]	WFRBS Commercial Mortgage Trust Series 2014-C25	3.631%	11/15/47	200	211
[7]	WFRBS Commercial Mortgage Trust Series 2014-LC14	3.522%	3/15/47	124	126
[7]	WFRBS Commercial Mortgage Trust Series 2014-LC14	4.045%	3/15/47	725	759
[7]	WFRBS Commercial Mortgage Trust Series 2014-LC14	4.351%	3/15/47	300	314
[7]	World Omni Auto Receivables Trust Series 2019-C	1.960%	12/16/24	322	325
[7]	World Omni Auto Receivables Trust Series 2020-A	1.700%	1/17/23	200	201
[7]	World Omni Auto Receivables Trust Series 2020-A	1.790%	6/16/25	115	116
[7]	World Omni Auto Receivables Trust Series 2020-B	0.630%	5/15/25	175	175
[7]	World Omni Auto Receivables Trust Series 2020-B	0.820%	1/15/26	50	50
[7]	World Omni Auto Receivables Trust Series 2020-C	0.480%	11/17/25	200	200
[7]	World Omni Auto Receivables Trust Series 2020-C	0.610%	10/15/26	75	74
[7]	World Omni Auto Receivables Trust Series 2021-A	0.300%	1/15/26	215	214
[7]	World Omni Auto Receivables Trust Series 2021-A	0.480%	9/15/26	50	49
[7]	World Omni Auto Receivables Trust Series 2021-B	0.420%	6/15/26	350	346
[7]	World Omni Auto Receivables Trust Series 2021-C	0.440%	8/17/26	350	346
[7]	World Omni Auto Receivables Trust Series 2021-C	0.640%	9/15/27	150	147
[7]	World Omni Auto Receivables Trust Series 2021-D	0.810%	10/15/26	375	373
[7]	World Omni Auto Receivables Trust Series 2021-D	1.100%	11/15/27	250	249
[7]	World Omni Automobile Lease Securitization Trust Series 2020-B	0.450%	2/15/24	350	348
[7]	World Omni Automobile Lease Securitization Trust Series 2020-B	0.520%	2/17/26	75	75
[7]	World Omni Automobile Lease Securitization Trust Series 2021-A	0.420%	8/15/24	200	198
[7]	World Omni Automobile Lease Securitization Trust Series 2021-A	0.500%	11/16/26	75	74
[7]	World Omni Select Auto Trust Series 2020-A	0.550%	7/15/25	50	50
[7]	World Omni Select Auto Trust Series 2021-A	0.530%	3/15/27	150	149
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $540,550)					554,269
Corporate Bonds (10.5%)
Communications (0.9%)
	Activision Blizzard Inc.	3.400%	9/15/26	1,047	1,122
	Activision Blizzard Inc.	1.350%	9/15/30	1,000	924
	Activision Blizzard Inc.	4.500%	6/15/47	325	391
	Activision Blizzard Inc.	2.500%	9/15/50	1,200	1,053
	Alphabet Inc.	3.375%	2/25/24	100	106
	Alphabet Inc.	0.450%	8/15/25	800	782

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Alphabet Inc.	1.998%	8/15/26	1,600	1,651
	Alphabet Inc.	0.800%	8/15/27	900	868
	Alphabet Inc.	1.100%	8/15/30	1,800	1,696
	Alphabet Inc.	1.900%	8/15/40	1,000	911
	Alphabet Inc.	2.050%	8/15/50	2,000	1,793
	Alphabet Inc.	2.250%	8/15/60	1,600	1,430
	America Movil SAB de CV	3.625%	4/22/29	700	757
	America Movil SAB de CV	2.875%	5/7/30	700	724
	America Movil SAB de CV	6.375%	3/1/35	800	1,106
	America Movil SAB de CV	6.125%	11/15/37	300	407
	America Movil SAB de CV	6.125%	3/30/40	1,500	2,075
	America Movil SAB de CV	4.375%	7/16/42	950	1,124
	America Movil SAB de CV	4.375%	4/22/49	2,000	2,433
	AT&T Inc.	4.050%	12/15/23	375	397
	AT&T Inc.	0.900%	3/25/24	1,500	1,494
	AT&T Inc.	4.450%	4/1/24	825	881
	AT&T Inc.	3.950%	1/15/25	804	860
	AT&T Inc.	3.400%	5/15/25	3,632	3,843
	AT&T Inc.	3.600%	7/15/25	825	880
	AT&T Inc.	4.125%	2/17/26	2,514	2,741
	AT&T Inc.	1.700%	3/25/26	3,000	2,988
	AT&T Inc.	3.800%	2/15/27	2,570	2,794
	AT&T Inc.	2.300%	6/1/27	2,650	2,701
	AT&T Inc.	1.650%	2/1/28	2,750	2,693
[7]	AT&T Inc.	4.100%	2/15/28	952	1,058
	AT&T Inc.	4.350%	3/1/29	2,700	3,038
[7]	AT&T Inc.	4.300%	2/15/30	2,249	2,534
	AT&T Inc.	2.750%	6/1/31	2,600	2,651
	AT&T Inc.	2.250%	2/1/32	3,000	2,903
	AT&T Inc.	2.550%	12/1/33	3,118	3,053
	AT&T Inc.	4.500%	5/15/35	2,230	2,574
	AT&T Inc.	5.250%	3/1/37	2,825	3,495
	AT&T Inc.	4.900%	8/15/37	1,405	1,691
	AT&T Inc.	4.850%	3/1/39	1,000	1,195
	AT&T Inc.	5.350%	9/1/40	1,205	1,524
	AT&T Inc.	3.500%	6/1/41	2,650	2,727
	AT&T Inc.	5.550%	8/15/41	410	535
	AT&T Inc.	5.150%	3/15/42	1,000	1,239
	AT&T Inc.	4.900%	6/15/42	900	1,081
	AT&T Inc.	4.300%	12/15/42	1,523	1,718
	AT&T Inc.	3.100%	2/1/43	3,600	3,486
	AT&T Inc.	4.350%	6/15/45	1,137	1,287
	AT&T Inc.	4.750%	5/15/46	1,825	2,206
[7]	AT&T Inc.	5.150%	11/15/46	742	945
	AT&T Inc.	4.500%	3/9/48	1,900	2,218
	AT&T Inc.	4.550%	3/9/49	5,062	5,967
	AT&T Inc.	5.150%	2/15/50	750	962
	AT&T Inc.	3.650%	6/1/51	3,135	3,253
	AT&T Inc.	3.300%	2/1/52	1,800	1,763
	AT&T Inc.	3.500%	9/15/53	6,906	6,980
	AT&T Inc.	3.550%	9/15/55	7,751	7,765
	AT&T Inc.	3.800%	12/1/57	5,253	5,473
	AT&T Inc.	3.650%	9/15/59	4,249	4,289
	AT&T Inc.	3.850%	6/1/60	1,155	1,206
	AT&T Inc.	3.500%	2/1/61	1,400	1,382

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Baidu Inc.	3.875%	9/29/23	800	833
	Baidu Inc.	4.375%	5/14/24	400	426
	Baidu Inc.	3.075%	4/7/25	200	208
	Baidu Inc.	1.720%	4/9/26	500	494
	Baidu Inc.	3.625%	7/6/27	325	349
	Baidu Inc.	4.375%	3/29/28	400	443
	Baidu Inc.	4.875%	11/14/28	300	344
	Baidu Inc.	3.425%	4/7/30	700	735
	Baidu Inc.	2.375%	8/23/31	650	627
[7]	Bell Telephone Co. of Canada or Bell Canada	3.200%	2/15/52	400	408
	Booking Holdings Inc.	2.750%	3/15/23	2,400	2,452
	Booking Holdings Inc.	3.650%	3/15/25	400	425
	Booking Holdings Inc.	3.600%	6/1/26	755	817
	Booking Holdings Inc.	3.550%	3/15/28	650	709
	British Telecommunications plc	4.500%	12/4/23	500	529
	British Telecommunications plc	5.125%	12/4/28	450	508
	British Telecommunications plc	9.625%	12/15/30	2,300	3,382
[7]	Charter Communications Operating LLC	4.500%	2/1/24	1,330	1,414
	Charter Communications Operating LLC	4.908%	7/23/25	3,500	3,855
	Charter Communications Operating LLC	3.750%	2/15/28	880	943
	Charter Communications Operating LLC	2.250%	1/15/29	1,000	978
	Charter Communications Operating LLC	5.050%	3/30/29	1,300	1,494
	Charter Communications Operating LLC	2.800%	4/1/31	1,815	1,800
	Charter Communications Operating LLC	2.300%	2/1/32	800	760
	Charter Communications Operating LLC	6.384%	10/23/35	1,964	2,544
	Charter Communications Operating LLC	5.375%	4/1/38	800	953
	Charter Communications Operating LLC	3.500%	6/1/41	1,000	975
	Charter Communications Operating LLC	3.500%	3/1/42	1,000	970
	Charter Communications Operating LLC	6.484%	10/23/45	3,310	4,525
	Charter Communications Operating LLC	5.375%	5/1/47	1,650	1,971
	Charter Communications Operating LLC	5.750%	4/1/48	2,550	3,184
	Charter Communications Operating LLC	5.125%	7/1/49	750	869
	Charter Communications Operating LLC	4.800%	3/1/50	2,700	3,027
	Charter Communications Operating LLC	3.700%	4/1/51	1,845	1,783
	Charter Communications Operating LLC	3.900%	6/1/52	2,500	2,502
	Charter Communications Operating LLC	6.834%	10/23/55	1,325	1,898
	Charter Communications Operating LLC	3.850%	4/1/61	2,800	2,641
	Charter Communications Operating LLC	4.400%	12/1/61	1,300	1,345
	Charter Communications Operating LLC	3.950%	6/30/62	1,250	1,208
	Comcast Cable Communications Holdings Inc.	9.455%	11/15/22	1,108	1,193
	Comcast Corp.	3.375%	2/15/25	999	1,061
	Comcast Corp.	3.375%	8/15/25	2,955	3,153
	Comcast Corp.	3.950%	10/15/25	3,089	3,377
	Comcast Corp.	3.150%	3/1/26	2,000	2,133
	Comcast Corp.	2.350%	1/15/27	1,930	1,996
	Comcast Corp.	3.300%	2/1/27	1,375	1,478
	Comcast Corp.	3.300%	4/1/27	1,250	1,346
	Comcast Corp.	3.150%	2/15/28	1,381	1,483
	Comcast Corp.	4.150%	10/15/28	5,000	5,674
	Comcast Corp.	2.650%	2/1/30	1,050	1,088
	Comcast Corp.	3.400%	4/1/30	1,375	1,499
	Comcast Corp.	4.250%	10/15/30	1,200	1,385
	Comcast Corp.	1.950%	1/15/31	1,300	1,271
	Comcast Corp.	1.500%	2/15/31	3,400	3,203

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Comcast Corp.	4.250%	1/15/33	1,275	1,494
	Comcast Corp.	7.050%	3/15/33	1,025	1,471
	Comcast Corp.	5.650%	6/15/35	1,080	1,428
	Comcast Corp.	4.400%	8/15/35	1,000	1,189
	Comcast Corp.	6.500%	11/15/35	71	102
	Comcast Corp.	3.200%	7/15/36	700	745
	Comcast Corp.	6.450%	3/15/37	1,350	1,957
	Comcast Corp.	3.900%	3/1/38	1,225	1,382
	Comcast Corp.	4.600%	10/15/38	2,300	2,794
	Comcast Corp.	3.250%	11/1/39	575	606
	Comcast Corp.	3.750%	4/1/40	2,650	2,964
	Comcast Corp.	4.650%	7/15/42	565	695
	Comcast Corp.	4.600%	8/15/45	1,291	1,598
	Comcast Corp.	3.400%	7/15/46	3,200	3,372
	Comcast Corp.	4.000%	8/15/47	1,700	1,949
	Comcast Corp.	3.969%	11/1/47	1,871	2,142
	Comcast Corp.	4.000%	3/1/48	922	1,060
	Comcast Corp.	4.700%	10/15/48	1,300	1,664
	Comcast Corp.	3.999%	11/1/49	1,803	2,089
	Comcast Corp.	3.450%	2/1/50	1,400	1,496
	Comcast Corp.	2.800%	1/15/51	1,575	1,501
[11]	Comcast Corp.	2.887%	11/1/51	4,731	4,577
	Comcast Corp.	2.450%	8/15/52	500	448
	Comcast Corp.	4.049%	11/1/52	1,317	1,548
[11]	Comcast Corp.	2.937%	11/1/56	4,888	4,656
	Comcast Corp.	4.950%	10/15/58	1,150	1,588
	Comcast Corp.	2.650%	8/15/62	1,500	1,332
[11]	Comcast Corp.	2.987%	11/1/63	1,684	1,601
	Deutsche Telekom International Finance BV	8.750%	6/15/30	3,450	5,016
	Discovery Communications LLC	2.950%	3/20/23	600	614
	Discovery Communications LLC	3.800%	3/13/24	210	220
	Discovery Communications LLC	3.900%	11/15/24	534	568
	Discovery Communications LLC	3.450%	3/15/25	1,350	1,416
	Discovery Communications LLC	3.950%	6/15/25	576	614
	Discovery Communications LLC	4.900%	3/11/26	550	614
	Discovery Communications LLC	3.950%	3/20/28	1,609	1,748
	Discovery Communications LLC	4.125%	5/15/29	500	551
	Discovery Communications LLC	3.625%	5/15/30	1,930	2,064
	Discovery Communications LLC	5.000%	9/20/37	530	633
	Discovery Communications LLC	6.350%	6/1/40	1,155	1,590
	Discovery Communications LLC	4.875%	4/1/43	700	828
	Discovery Communications LLC	5.200%	9/20/47	1,130	1,397
	Discovery Communications LLC	5.300%	5/15/49	689	871
	Discovery Communications LLC	4.650%	5/15/50	900	1,059
	Discovery Communications LLC	4.000%	9/15/55	1,245	1,311
	Electronic Arts Inc.	4.800%	3/1/26	275	307
	Electronic Arts Inc.	1.850%	2/15/31	500	478
	Electronic Arts Inc.	2.950%	2/15/51	800	759
	Expedia Group Inc.	3.600%	12/15/23	200	208
	Expedia Group Inc.	4.500%	8/15/24	500	534
	Expedia Group Inc.	5.000%	2/15/26	1,600	1,785
	Expedia Group Inc.	4.625%	8/1/27	900	1,006
	Expedia Group Inc.	3.800%	2/15/28	1,500	1,602
	Expedia Group Inc.	3.250%	2/15/30	1,025	1,048
	Expedia Group Inc.	2.950%	3/15/31	1,000	1,000

Balanced Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Fox Corp.	4.030%	1/25/24	1,575	1,664
Fox Corp.	3.050%	4/7/25	240	252
Fox Corp.	4.709%	1/25/29	1,000	1,143
Fox Corp.	3.500%	4/8/30	560	604
Fox Corp.	5.476%	1/25/39	950	1,222
Fox Corp.	5.576%	1/25/49	1,900	2,591
Grupo Televisa SAB	6.625%	3/18/25	450	514
Grupo Televisa SAB	4.625%	1/30/26	550	597
Grupo Televisa SAB	8.500%	3/11/32	50	72
Grupo Televisa SAB	6.625%	1/15/40	500	680
Grupo Televisa SAB	5.000%	5/13/45	1,640	1,932
Grupo Televisa SAB	6.125%	1/31/46	350	474
Grupo Televisa SAB	5.250%	5/24/49	800	1,007
Interpublic Group of Cos. Inc.	4.200%	4/15/24	176	187
Interpublic Group of Cos. Inc.	4.650%	10/1/28	325	373
Interpublic Group of Cos. Inc.	4.750%	3/30/30	400	466
Interpublic Group of Cos. Inc.	2.400%	3/1/31	500	500
Interpublic Group of Cos. Inc.	3.375%	3/1/41	500	512
Interpublic Group of Cos. Inc.	5.400%	10/1/48	850	1,155
Koninklijke KPN NV	8.375%	10/1/30	500	713
NBCUniversal Media LLC	4.450%	1/15/43	1,450	1,747
Omnicom Group Inc.	3.650%	11/1/24	650	689
Omnicom Group Inc.	3.600%	4/15/26	1,150	1,236
Omnicom Group Inc.	2.450%	4/30/30	620	620
Omnicom Group Inc.	4.200%	6/1/30	400	450
Omnicom Group Inc.	2.600%	8/1/31	750	760
Orange SA	9.000%	3/1/31	2,260	3,462
Orange SA	5.375%	1/13/42	700	921
Orange SA	5.500%	2/6/44	600	822
Rogers Communications Inc.	3.000%	3/15/23	230	234
Rogers Communications Inc.	4.100%	10/1/23	300	313
Rogers Communications Inc.	3.625%	12/15/25	475	506
Rogers Communications Inc.	4.500%	3/15/43	540	621
Rogers Communications Inc.	5.000%	3/15/44	500	616
Rogers Communications Inc.	4.350%	5/1/49	1,600	1,860
Telefonica Emisiones SA	4.103%	3/8/27	1,675	1,844
Telefonica Emisiones SA	7.045%	6/20/36	1,835	2,628
Telefonica Emisiones SA	4.665%	3/6/38	1,600	1,847
Telefonica Emisiones SA	5.213%	3/8/47	2,500	3,103
Telefonica Emisiones SA	4.895%	3/6/48	1,200	1,442
Telefonica Emisiones SA	5.520%	3/1/49	900	1,174
Telefonica Europe BV	8.250%	9/15/30	1,580	2,244
TELUS Corp.	2.800%	2/16/27	500	520
TELUS Corp.	4.300%	6/15/49	1,000	1,232
Tencent Music Entertainment Group	2.000%	9/3/30	400	375
Thomson Reuters Corp.	4.300%	11/23/23	560	589
Thomson Reuters Corp.	3.350%	5/15/26	400	426
Thomson Reuters Corp.	5.500%	8/15/35	350	454
Thomson Reuters Corp.	5.850%	4/15/40	400	562
Time Warner Cable LLC	6.550%	5/1/37	1,300	1,703
Time Warner Cable LLC	7.300%	7/1/38	1,585	2,244
Time Warner Cable LLC	6.750%	6/15/39	1,850	2,522
Time Warner Cable LLC	5.875%	11/15/40	750	932
Time Warner Cable LLC	5.500%	9/1/41	925	1,121
Time Warner Cable LLC	4.500%	9/15/42	730	794

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Time Warner Entertainment Co. LP	8.375%	3/15/23	825	896
	Time Warner Entertainment Co. LP	8.375%	7/15/33	1,150	1,672
	T-Mobile USA Inc.	3.500%	4/15/25	2,150	2,278
	T-Mobile USA Inc.	1.500%	2/15/26	1,300	1,286
	T-Mobile USA Inc.	3.750%	4/15/27	6,500	7,038
	T-Mobile USA Inc.	2.050%	2/15/28	4,000	3,978
[11]	T-Mobile USA Inc.	2.400%	3/15/29	275	278
	T-Mobile USA Inc.	3.875%	4/15/30	6,675	7,304
	T-Mobile USA Inc.	2.550%	2/15/31	1,900	1,891
	T-Mobile USA Inc.	2.250%	11/15/31	900	873
[11]	T-Mobile USA Inc.	2.700%	3/15/32	925	932
	T-Mobile USA Inc.	4.375%	4/15/40	3,250	3,705
	T-Mobile USA Inc.	3.000%	2/15/41	2,500	2,436
	T-Mobile USA Inc.	4.500%	4/15/50	2,690	3,152
	T-Mobile USA Inc.	3.300%	2/15/51	3,100	3,026
[11]	T-Mobile USA Inc.	3.400%	10/15/52	2,100	2,094
	T-Mobile USA Inc.	3.600%	11/15/60	1,200	1,195
[11]	T-Mobile USA Inc.	3.600%	11/15/60	600	596
[7]	TWDC Enterprises 18 Corp.	3.150%	9/17/25	600	637
	TWDC Enterprises 18 Corp.	3.000%	2/13/26	1,000	1,058
[7]	TWDC Enterprises 18 Corp.	1.850%	7/30/26	1,415	1,434
[7]	TWDC Enterprises 18 Corp.	7.000%	3/1/32	50	71
	TWDC Enterprises 18 Corp.	4.375%	8/16/41	325	395
[7]	TWDC Enterprises 18 Corp.	4.125%	12/1/41	485	573
[7]	TWDC Enterprises 18 Corp.	3.700%	12/1/42	400	449
[7]	TWDC Enterprises 18 Corp.	3.000%	7/30/46	400	409
	VeriSign Inc.	2.700%	6/15/31	700	705
	Verizon Communications Inc.	3.376%	2/15/25	1,100	1,169
	Verizon Communications Inc.	0.850%	11/20/25	1,525	1,488
	Verizon Communications Inc.	1.450%	3/20/26	2,500	2,488
	Verizon Communications Inc.	2.625%	8/15/26	2,437	2,539
	Verizon Communications Inc.	4.125%	3/16/27	2,750	3,058
	Verizon Communications Inc.	3.000%	3/22/27	1,100	1,161
	Verizon Communications Inc.	2.100%	3/22/28	2,700	2,708
	Verizon Communications Inc.	4.329%	9/21/28	3,207	3,647
	Verizon Communications Inc.	4.016%	12/3/29	3,514	3,939
	Verizon Communications Inc.	3.150%	3/22/30	3,990	4,217
	Verizon Communications Inc.	1.500%	9/18/30	500	469
	Verizon Communications Inc.	1.680%	10/30/30	4,176	3,972
	Verizon Communications Inc.	1.750%	1/20/31	2,000	1,893
	Verizon Communications Inc.	2.550%	3/21/31	3,600	3,637
[11]	Verizon Communications Inc.	2.355%	3/15/32	4,600	4,537
	Verizon Communications Inc.	4.500%	8/10/33	3,075	3,623
	Verizon Communications Inc.	4.400%	11/1/34	2,200	2,561
	Verizon Communications Inc.	4.272%	1/15/36	3,509	4,124
	Verizon Communications Inc.	5.250%	3/16/37	1,200	1,563
	Verizon Communications Inc.	4.812%	3/15/39	1,675	2,103
	Verizon Communications Inc.	2.650%	11/20/40	2,775	2,634
	Verizon Communications Inc.	3.400%	3/22/41	4,000	4,198
	Verizon Communications Inc.	2.850%	9/3/41	905	894
	Verizon Communications Inc.	4.125%	8/15/46	2,480	2,878
	Verizon Communications Inc.	4.862%	8/21/46	3,661	4,716
	Verizon Communications Inc.	4.522%	9/15/48	3,000	3,762
	Verizon Communications Inc.	4.000%	3/22/50	1,200	1,380
	Verizon Communications Inc.	2.875%	11/20/50	3,600	3,419

Balanced Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Verizon Communications Inc.	3.550%	3/22/51	4,150	4,472
Verizon Communications Inc.	2.987%	10/30/56	4,339	4,115
Verizon Communications Inc.	3.000%	11/20/60	1,500	1,420
Verizon Communications Inc.	3.700%	3/22/61	3,740	4,048
ViacomCBS Inc.	3.875%	4/1/24	388	408
ViacomCBS Inc.	3.700%	8/15/24	575	609
ViacomCBS Inc.	3.500%	1/15/25	500	527
ViacomCBS Inc.	4.750%	5/15/25	1,000	1,098
ViacomCBS Inc.	4.000%	1/15/26	500	540
ViacomCBS Inc.	2.900%	1/15/27	3,133	3,270
ViacomCBS Inc.	3.375%	2/15/28	1,425	1,519
ViacomCBS Inc.	3.700%	6/1/28	400	433
ViacomCBS Inc.	4.950%	1/15/31	1,200	1,418
ViacomCBS Inc.	4.200%	5/19/32	2,000	2,258
ViacomCBS Inc.	4.850%	7/1/42	675	809
ViacomCBS Inc.	4.375%	3/15/43	887	1,009
ViacomCBS Inc.	5.850%	9/1/43	1,975	2,669
ViacomCBS Inc.	5.250%	4/1/44	500	624
ViacomCBS Inc.	4.900%	8/15/44	700	850
ViacomCBS Inc.	4.950%	5/19/50	1,750	2,223
Vodafone Group plc	3.750%	1/16/24	1,200	1,264
Vodafone Group plc	4.125%	5/30/25	2,619	2,835
Vodafone Group plc	4.375%	5/30/28	2,510	2,828
Vodafone Group plc	7.875%	2/15/30	625	874
Vodafone Group plc	6.250%	11/30/32	425	565
Vodafone Group plc	6.150%	2/27/37	200	272
Vodafone Group plc	5.000%	5/30/38	3,630	4,515
Vodafone Group plc	4.375%	2/19/43	1,125	1,310
Vodafone Group plc	5.250%	5/30/48	2,645	3,454
Vodafone Group plc	4.875%	6/19/49	1,250	1,577
Vodafone Group plc	4.250%	9/17/50	1,400	1,628
Vodafone Group plc	5.125%	6/19/59	600	785
Walt Disney Co.	1.750%	8/30/24	2,175	2,213
Walt Disney Co.	3.700%	9/15/24	1,000	1,059
Walt Disney Co.	3.350%	3/24/25	1,255	1,337
Walt Disney Co.	3.700%	10/15/25	500	538
Walt Disney Co.	1.750%	1/13/26	2,000	2,024
Walt Disney Co.	3.375%	11/15/26	281	302
Walt Disney Co.	3.700%	3/23/27	400	440
Walt Disney Co.	2.200%	1/13/28	2,300	2,343
Walt Disney Co.	2.000%	9/1/29	1,400	1,392
Walt Disney Co.	3.800%	3/22/30	1,085	1,219
Walt Disney Co.	2.650%	1/13/31	3,000	3,118
Walt Disney Co.	6.550%	3/15/33	392	545
Walt Disney Co.	6.200%	12/15/34	775	1,085
Walt Disney Co.	6.400%	12/15/35	2,800	4,010
Walt Disney Co.	6.150%	3/1/37	800	1,121
Walt Disney Co.	6.650%	11/15/37	1,600	2,372
Walt Disney Co.	4.625%	3/23/40	475	590
Walt Disney Co.	3.500%	5/13/40	2,700	2,960
Walt Disney Co.	5.400%	10/1/43	1,400	1,927
Walt Disney Co.	4.750%	9/15/44	690	883
Walt Disney Co.	4.950%	10/15/45	100	131
Walt Disney Co.	2.750%	9/1/49	2,000	1,936
Walt Disney Co.	4.700%	3/23/50	1,155	1,523

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Walt Disney Co.	3.600%	1/13/51	2,000	2,263
	Walt Disney Co.	3.800%	5/13/60	1,100	1,278
	Weibo Corp.	3.500%	7/5/24	825	848
	Weibo Corp.	3.375%	7/8/30	700	693
	WPP Finance 2010	3.750%	9/19/24	1,025	1,085
					577,650
Consumer Discretionary (0.6%)
	Advance Auto Parts Inc.	3.900%	4/15/30	700	766
	Alibaba Group Holding Ltd.	2.800%	6/6/23	200	204
	Alibaba Group Holding Ltd.	3.600%	11/28/24	2,225	2,342
	Alibaba Group Holding Ltd.	3.400%	12/6/27	2,335	2,473
	Alibaba Group Holding Ltd.	2.125%	2/9/31	1,454	1,404
	Alibaba Group Holding Ltd.	4.500%	11/28/34	600	684
	Alibaba Group Holding Ltd.	4.000%	12/6/37	535	580
	Alibaba Group Holding Ltd.	2.700%	2/9/41	1,000	913
	Alibaba Group Holding Ltd.	4.200%	12/6/47	1,900	2,099
	Alibaba Group Holding Ltd.	3.150%	2/9/51	1,325	1,235
	Alibaba Group Holding Ltd.	4.400%	12/6/57	900	1,025
	Alibaba Group Holding Ltd.	3.250%	2/9/61	900	834
	Amazon.com Inc.	2.500%	11/29/22	475	481
	Amazon.com Inc.	2.400%	2/22/23	1,150	1,172
	Amazon.com Inc.	0.250%	5/12/23	1,000	996
	Amazon.com Inc.	0.400%	6/3/23	1,750	1,745
	Amazon.com Inc.	0.450%	5/12/24	2,000	1,980
	Amazon.com Inc.	0.800%	6/3/25	1,000	988
	Amazon.com Inc.	5.200%	12/3/25	875	997
	Amazon.com Inc.	1.000%	5/12/26	2,500	2,474
	Amazon.com Inc.	1.200%	6/3/27	2,200	2,170
	Amazon.com Inc.	3.150%	8/22/27	1,550	1,675
	Amazon.com Inc.	1.650%	5/12/28	2,125	2,123
	Amazon.com Inc.	1.500%	6/3/30	1,500	1,455
	Amazon.com Inc.	2.100%	5/12/31	4,000	4,044
	Amazon.com Inc.	4.800%	12/5/34	975	1,246
	Amazon.com Inc.	3.875%	8/22/37	3,590	4,217
	Amazon.com Inc.	2.875%	5/12/41	1,900	1,962
	Amazon.com Inc.	4.950%	12/5/44	1,275	1,740
	Amazon.com Inc.	4.050%	8/22/47	3,400	4,139
	Amazon.com Inc.	2.500%	6/3/50	2,298	2,187
	Amazon.com Inc.	3.100%	5/12/51	3,025	3,231
	Amazon.com Inc.	4.250%	8/22/57	1,785	2,290
	Amazon.com Inc.	2.700%	6/3/60	2,295	2,209
	Amazon.com Inc.	3.250%	5/12/61	1,500	1,618
[7]	American Honda Finance Corp.	2.600%	11/16/22	500	509
[7]	American Honda Finance Corp.	1.950%	5/10/23	1,400	1,423
[7]	American Honda Finance Corp.	0.875%	7/7/23	500	501
[7]	American Honda Finance Corp.	3.450%	7/14/23	400	416
[7]	American Honda Finance Corp.	0.650%	9/8/23	1,175	1,172
[7]	American Honda Finance Corp.	3.625%	10/10/23	400	419
[7]	American Honda Finance Corp.	2.900%	2/16/24	1,725	1,789
[7]	American Honda Finance Corp.	2.400%	6/27/24	400	412
[7]	American Honda Finance Corp.	0.550%	7/12/24	500	493
[7]	American Honda Finance Corp.	2.150%	9/10/24	475	487
[7]	American Honda Finance Corp.	1.200%	7/8/25	500	498
[7]	American Honda Finance Corp.	1.000%	9/10/25	600	591
[7]	American Honda Finance Corp.	2.300%	9/9/26	250	258

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	American Honda Finance Corp.	2.350%	1/8/27	375	386
[7]	American Honda Finance Corp.	3.500%	2/15/28	400	438
[7]	American Honda Finance Corp.	2.000%	3/24/28	900	910
[7]	American Honda Finance Corp.	1.800%	1/13/31	1,000	977
[7]	American University	3.672%	4/1/49	400	462
	Aptiv plc	4.350%	3/15/29	150	170
	Aptiv plc	4.400%	10/1/46	225	264
	Aptiv plc	5.400%	3/15/49	305	405
	Aptiv plc	3.100%	12/1/51	1,300	1,239
	AutoNation Inc.	3.500%	11/15/24	762	801
	AutoNation Inc.	4.500%	10/1/25	500	544
	AutoNation Inc.	3.800%	11/15/27	250	270
	AutoNation Inc.	1.950%	8/1/28	2,000	1,954
	AutoZone Inc.	2.875%	1/15/23	250	254
	AutoZone Inc.	3.125%	7/15/23	275	283
	AutoZone Inc.	3.125%	4/18/24	430	448
	AutoZone Inc.	3.250%	4/15/25	748	786
	AutoZone Inc.	3.625%	4/15/25	23	25
	AutoZone Inc.	3.125%	4/21/26	300	316
	AutoZone Inc.	3.750%	6/1/27	700	766
	AutoZone Inc.	3.750%	4/18/29	550	602
	AutoZone Inc.	4.000%	4/15/30	1,400	1,562
	AutoZone Inc.	1.650%	1/15/31	1,158	1,091
	Best Buy Co. Inc.	4.450%	10/1/28	850	965
	BorgWarner Inc.	3.375%	3/15/25	250	264
	BorgWarner Inc.	2.650%	7/1/27	900	931
	BorgWarner Inc.	4.375%	3/15/45	500	582
[7]	Brown University in Providence in the State of Rhode Island & Providence Plant	2.924%	9/1/50	500	543
	Brunswick Corp.	0.850%	8/18/24	500	493
	Brunswick Corp.	2.400%	8/18/31	500	482
[7]	California Endowment	2.498%	4/1/51	150	148
	California Institute of Technology	4.700%	11/1/11	700	1,025
	California Institute of Technology	3.650%	9/1/19	450	527
	Choice Hotels International Inc.	3.700%	12/1/29	500	531
	Cleveland Clinic Foundation	4.858%	1/1/14	325	483
[11]	Daimler Finance North America LLC	0.750%	3/1/24	500	495
[11]	Daimler Finance North America LLC	2.625%	3/10/30	1,000	1,026
	Daimler Finance North America LLC	8.500%	1/18/31	605	901
	Darden Restaurants Inc.	3.850%	5/1/27	750	815
	Darden Restaurants Inc.	4.550%	2/15/48	550	636
	DR Horton Inc.	4.750%	2/15/23	700	723
	DR Horton Inc.	5.750%	8/15/23	325	346
	DR Horton Inc.	2.500%	10/15/24	700	722
	DR Horton Inc.	2.600%	10/15/25	1,485	1,534
[7]	Duke University	2.682%	10/1/44	300	301
[7]	Duke University	2.757%	10/1/50	340	352
[7]	Duke University	2.832%	10/1/55	1,000	1,036
	eBay Inc.	2.750%	1/30/23	625	637
	eBay Inc.	1.900%	3/11/25	1,115	1,128
	eBay Inc.	1.400%	5/10/26	675	665
	eBay Inc.	3.600%	6/5/27	500	543
	eBay Inc.	2.700%	3/11/30	865	885
	eBay Inc.	2.600%	5/10/31	675	683
	eBay Inc.	4.000%	7/15/42	600	675

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	eBay Inc.	3.650%	5/10/51	925	1,006
[7]	Emory University	2.143%	9/1/30	600	607
[7]	Emory University	2.969%	9/1/50	150	158
[7]	Ford Foundation	2.415%	6/1/50	250	243
[7]	Ford Foundation	2.815%	6/1/70	750	773
	Fortune Brands Home & Security Inc.	4.000%	9/21/23	600	628
	Fortune Brands Home & Security Inc.	4.000%	6/15/25	455	488
	Fortune Brands Home & Security Inc.	3.250%	9/15/29	400	423
	General Motors Co.	4.875%	10/2/23	1,955	2,077
	General Motors Co.	5.400%	10/2/23	1,500	1,606
	General Motors Co.	4.000%	4/1/25	425	455
	General Motors Co.	6.125%	10/1/25	3,300	3,794
	General Motors Co.	4.200%	10/1/27	400	439
	General Motors Co.	6.800%	10/1/27	1,800	2,213
	General Motors Co.	5.000%	10/1/28	650	744
	General Motors Co.	5.000%	4/1/35	1,030	1,223
	General Motors Co.	6.600%	4/1/36	600	810
	General Motors Co.	5.150%	4/1/38	825	993
	General Motors Co.	6.250%	10/2/43	1,235	1,689
	General Motors Co.	5.200%	4/1/45	1,120	1,386
	General Motors Co.	6.750%	4/1/46	700	1,013
	General Motors Co.	5.400%	4/1/48	675	862
	General Motors Co.	5.950%	4/1/49	900	1,231
	General Motors Financial Co. Inc.	3.150%	6/30/22	300	303
	General Motors Financial Co. Inc.	3.250%	1/5/23	750	766
	General Motors Financial Co. Inc.	3.700%	5/9/23	1,000	1,030
	General Motors Financial Co. Inc.	4.250%	5/15/23	1,295	1,348
	General Motors Financial Co. Inc.	4.150%	6/19/23	900	936
	General Motors Financial Co. Inc.	1.700%	8/18/23	550	555
	General Motors Financial Co. Inc.	5.100%	1/17/24	1,100	1,180
	General Motors Financial Co. Inc.	1.050%	3/8/24	750	746
	General Motors Financial Co. Inc.	3.950%	4/13/24	800	842
	General Motors Financial Co. Inc.	1.200%	10/15/24	680	675
	General Motors Financial Co. Inc.	3.500%	11/7/24	1,700	1,786
	General Motors Financial Co. Inc.	4.000%	1/15/25	650	693
	General Motors Financial Co. Inc.	2.900%	2/26/25	1,014	1,050
	General Motors Financial Co. Inc.	4.350%	4/9/25	1,675	1,805
	General Motors Financial Co. Inc.	2.750%	6/20/25	500	516
	General Motors Financial Co. Inc.	5.250%	3/1/26	1,175	1,318
	General Motors Financial Co. Inc.	1.500%	6/10/26	900	886
	General Motors Financial Co. Inc.	4.000%	10/6/26	525	568
	General Motors Financial Co. Inc.	4.350%	1/17/27	1,210	1,333
	General Motors Financial Co. Inc.	2.700%	8/20/27	1,500	1,534
	General Motors Financial Co. Inc.	3.850%	1/5/28	500	540
	General Motors Financial Co. Inc.	2.400%	4/10/28	875	875
	General Motors Financial Co. Inc.	2.400%	10/15/28	365	364
	General Motors Financial Co. Inc.	5.650%	1/17/29	775	920
	General Motors Financial Co. Inc.	3.600%	6/21/30	1,625	1,733
	General Motors Financial Co. Inc.	2.350%	1/8/31	500	486
	General Motors Financial Co. Inc.	2.700%	6/10/31	900	897
	Genuine Parts Co.	1.875%	11/1/30	600	564
[7]	George Washington University	4.300%	9/15/44	550	699
[7]	George Washington University	4.126%	9/15/48	800	972
[7]	Georgetown University	4.315%	4/1/49	378	470
[7]	Georgetown University	2.943%	4/1/50	405	407

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Georgetown University	5.215%	10/1/18	243	347
	Harley-Davidson Inc.	4.625%	7/28/45	500	532
	Hasbro Inc.	3.550%	11/19/26	500	537
	Hasbro Inc.	3.900%	11/19/29	725	799
	Hasbro Inc.	6.350%	3/15/40	400	554
	Hasbro Inc.	5.100%	5/15/44	350	435
	Home Depot Inc.	2.700%	4/1/23	600	613
	Home Depot Inc.	3.000%	4/1/26	1,750	1,861
	Home Depot Inc.	2.500%	4/15/27	2,940	3,074
	Home Depot Inc.	0.900%	3/15/28	850	812
	Home Depot Inc.	3.900%	12/6/28	700	790
	Home Depot Inc.	2.950%	6/15/29	2,400	2,557
	Home Depot Inc.	2.700%	4/15/30	3,215	3,377
	Home Depot Inc.	1.375%	3/15/31	1,000	943
	Home Depot Inc.	1.875%	9/15/31	700	689
	Home Depot Inc.	5.875%	12/16/36	2,995	4,240
	Home Depot Inc.	3.300%	4/15/40	3,415	3,699
	Home Depot Inc.	5.950%	4/1/41	1,775	2,544
	Home Depot Inc.	4.200%	4/1/43	975	1,175
	Home Depot Inc.	4.400%	3/15/45	500	624
	Home Depot Inc.	4.250%	4/1/46	1,820	2,238
	Home Depot Inc.	3.900%	6/15/47	900	1,057
	Home Depot Inc.	4.500%	12/6/48	875	1,134
	Home Depot Inc.	3.125%	12/15/49	2,350	2,477
	Home Depot Inc.	3.350%	4/15/50	1,000	1,093
	Home Depot Inc.	2.375%	3/15/51	1,000	921
	Home Depot Inc.	2.750%	9/15/51	2,000	1,985
	Hyatt Hotels Corp.	3.375%	7/15/23	800	819
	Hyatt Hotels Corp.	1.300%	10/1/23	500	500
	Hyatt Hotels Corp.	1.800%	10/1/24	500	501
	Hyatt Hotels Corp.	5.375%	4/23/25	500	556
	Hyatt Hotels Corp.	4.850%	3/15/26	350	381
	Hyatt Hotels Corp.	4.375%	9/15/28	850	918
	Hyatt Hotels Corp.	5.750%	4/23/30	400	478
	JD.com Inc.	3.875%	4/29/26	400	427
	JD.com Inc.	3.375%	1/14/30	300	313
	JD.com Inc.	4.125%	1/14/50	400	425
[7]	Johns Hopkins University	4.083%	7/1/53	490	648
	Kohl's Corp.	3.375%	5/1/31	500	509
	Kohl's Corp.	5.550%	7/17/45	750	869
	Las Vegas Sands Corp.	3.200%	8/8/24	2,450	2,490
	Las Vegas Sands Corp.	2.900%	6/25/25	425	426
	Las Vegas Sands Corp.	3.500%	8/18/26	1,200	1,215
	Las Vegas Sands Corp.	3.900%	8/8/29	290	292
	Lear Corp.	3.800%	9/15/27	204	222
	Lear Corp.	4.250%	5/15/29	400	442
	Lear Corp.	3.500%	5/30/30	350	373
	Lear Corp.	2.600%	1/15/32	500	493
	Lear Corp.	5.250%	5/15/49	500	632
	Lear Corp.	3.550%	1/15/52	500	494
	Leggett & Platt Inc.	3.800%	11/15/24	550	579
	Leggett & Platt Inc.	3.500%	11/15/27	700	747
	Leggett & Platt Inc.	3.500%	11/15/51	500	503
	Leland Stanford Junior University	1.289%	6/1/27	100	99
	Leland Stanford Junior University	3.647%	5/1/48	1,075	1,301

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Leland Stanford Junior University	2.413%	6/1/50	355	346
	Lennar Corp.	4.750%	11/15/22	400	409
	Lennar Corp.	4.500%	4/30/24	3,000	3,190
	Lennar Corp.	4.750%	5/30/25	1,000	1,089
	Lennar Corp.	5.250%	6/1/26	1,500	1,687
	Lennar Corp.	4.750%	11/29/27	1,000	1,133
	Lowe's Cos. Inc.	3.875%	9/15/23	3,300	3,443
	Lowe's Cos. Inc.	3.125%	9/15/24	400	419
	Lowe's Cos. Inc.	4.000%	4/15/25	1,000	1,084
	Lowe's Cos. Inc.	3.375%	9/15/25	975	1,040
	Lowe's Cos. Inc.	2.500%	4/15/26	1,700	1,771
	Lowe's Cos. Inc.	3.100%	5/3/27	642	685
	Lowe's Cos. Inc.	1.300%	4/15/28	500	480
	Lowe's Cos. Inc.	1.700%	9/15/28	925	906
	Lowe's Cos. Inc.	3.650%	4/5/29	1,550	1,699
	Lowe's Cos. Inc.	4.500%	4/15/30	1,375	1,596
	Lowe's Cos. Inc.	1.700%	10/15/30	1,000	950
	Lowe's Cos. Inc.	2.625%	4/1/31	1,300	1,330
	Lowe's Cos. Inc.	5.000%	4/15/40	525	660
	Lowe's Cos. Inc.	2.800%	9/15/41	925	904
	Lowe's Cos. Inc.	4.250%	9/15/44	63	71
	Lowe's Cos. Inc.	3.700%	4/15/46	1,030	1,129
	Lowe's Cos. Inc.	4.050%	5/3/47	1,650	1,905
	Lowe's Cos. Inc.	4.550%	4/5/49	500	628
	Lowe's Cos. Inc.	5.125%	4/15/50	500	679
	Lowe's Cos. Inc.	3.000%	10/15/50	1,000	988
	Lowe's Cos. Inc.	3.500%	4/1/51	550	593
	Magna International Inc.	3.625%	6/15/24	825	869
	Magna International Inc.	4.150%	10/1/25	300	326
	Magna International Inc.	2.450%	6/15/30	500	507
	Marriott International Inc.	3.750%	3/15/25	525	554
	Marriott International Inc.	3.750%	10/1/25	200	212
[7]	Marriott International Inc.	3.125%	6/15/26	1,809	1,888
[7]	Marriott International Inc.	4.650%	12/1/28	2,000	2,244
[7]	Marriott International Inc.	4.625%	6/15/30	1,300	1,469
[7]	Marriott International Inc.	2.850%	4/15/31	1,200	1,197
[7]	Marriott International Inc.	3.500%	10/15/32	850	891
	Masco Corp.	3.500%	11/15/27	100	107
	Masco Corp.	1.500%	2/15/28	500	484
	Masco Corp.	7.750%	8/1/29	94	126
	Masco Corp.	2.000%	10/1/30	500	479
	Masco Corp.	2.000%	2/15/31	500	480
	Masco Corp.	4.500%	5/15/47	725	875
	Masco Corp.	3.125%	2/15/51	500	500
[7]	Massachusetts Institute of Technology	2.989%	7/1/50	370	408
	Massachusetts Institute of Technology	5.600%	7/1/11	860	1,523
	Massachusetts Institute of Technology	4.678%	7/1/14	700	1,046
	Massachusetts Institute of Technology	3.885%	7/1/16	150	188
[7]	McDonald's Corp.	3.350%	4/1/23	170	175
[7]	McDonald's Corp.	3.375%	5/26/25	1,209	1,285
[7]	McDonald's Corp.	3.300%	7/1/25	818	868
[7]	McDonald's Corp.	3.700%	1/30/26	1,125	1,216
[7]	McDonald's Corp.	3.500%	3/1/27	200	217
[7]	McDonald's Corp.	3.500%	7/1/27	2,750	2,988
[7]	McDonald's Corp.	3.800%	4/1/28	500	550

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	McDonald's Corp.	2.625%	9/1/29	600	618
[7]	McDonald's Corp.	2.125%	3/1/30	600	599
[7]	McDonald's Corp.	3.600%	7/1/30	2,175	2,405
[7]	McDonald's Corp.	4.700%	12/9/35	675	826
[7]	McDonald's Corp.	6.300%	3/1/38	100	142
[7]	McDonald's Corp.	5.700%	2/1/39	375	511
[7]	McDonald's Corp.	3.700%	2/15/42	725	804
[7]	McDonald's Corp.	3.625%	5/1/43	400	435
[7]	McDonald's Corp.	4.600%	5/26/45	925	1,144
[7]	McDonald's Corp.	4.875%	12/9/45	1,225	1,578
[7]	McDonald's Corp.	4.450%	3/1/47	750	917
[7]	McDonald's Corp.	4.450%	9/1/48	900	1,110
[7]	McDonald's Corp.	3.625%	9/1/49	2,000	2,212
[7]	McDonald's Corp.	4.200%	4/1/50	1,000	1,214
	MDC Holdings Inc.	2.500%	1/15/31	400	388
	MDC Holdings Inc.	6.000%	1/15/43	500	631
	Mohawk Industries Inc.	3.850%	2/1/23	550	563
	Mohawk Industries Inc.	3.625%	5/15/30	375	403
	NIKE Inc.	2.250%	5/1/23	50	51
	NIKE Inc.	2.400%	3/27/25	650	673
	NIKE Inc.	2.375%	11/1/26	1,000	1,047
	NIKE Inc.	2.750%	3/27/27	650	689
	NIKE Inc.	2.850%	3/27/30	1,575	1,674
	NIKE Inc.	3.250%	3/27/40	700	762
	NIKE Inc.	3.625%	5/1/43	525	599
	NIKE Inc.	3.875%	11/1/45	1,000	1,202
	NIKE Inc.	3.375%	11/1/46	375	416
	NIKE Inc.	3.375%	3/27/50	1,500	1,698
[7]	Northwestern University	4.643%	12/1/44	350	455
[7]	Northwestern University	2.640%	12/1/50	245	251
[7]	Northwestern University	3.662%	12/1/57	200	250
	NVR Inc.	3.000%	5/15/30	1,250	1,299
	O'Reilly Automotive Inc.	3.850%	6/15/23	300	310
	O'Reilly Automotive Inc.	3.550%	3/15/26	500	537
	O'Reilly Automotive Inc.	3.600%	9/1/27	1,300	1,411
	O'Reilly Automotive Inc.	4.200%	4/1/30	350	396
	O'Reilly Automotive Inc.	1.750%	3/15/31	500	474
	Owens Corning	4.200%	12/1/24	250	267
	Owens Corning	3.400%	8/15/26	500	529
	Owens Corning	3.950%	8/15/29	375	410
	Owens Corning	3.875%	6/1/30	100	109
	Owens Corning	7.000%	12/1/36	18	25
	Owens Corning	4.300%	7/15/47	1,150	1,321
	Owens Corning	4.400%	1/30/48	525	615
	President & Fellows of Harvard College	4.875%	10/15/40	250	341
	President & Fellows of Harvard College	3.150%	7/15/46	400	454
	President & Fellows of Harvard College	2.517%	10/15/50	725	731
	PulteGroup Inc.	5.500%	3/1/26	700	796
	PulteGroup Inc.	6.375%	5/15/33	1,000	1,303
	PVH Corp.	4.625%	7/10/25	500	545
	Ralph Lauren Corp.	3.750%	9/15/25	100	108
	Ralph Lauren Corp.	2.950%	6/15/30	700	730
[7]	Rockefeller Foundation	2.492%	10/1/50	1,000	988
	Ross Stores Inc.	4.600%	4/15/25	575	630
	Ross Stores Inc.	1.875%	4/15/31	400	383

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sands China Ltd.	5.125%	8/8/25	1,689	1,764
	Sands China Ltd.	3.800%	1/8/26	975	978
[11]	Sands China Ltd.	2.300%	3/8/27	300	283
	Sands China Ltd.	5.400%	8/8/28	1,900	2,052
[11]	Sands China Ltd.	2.850%	3/8/29	400	375
	Sands China Ltd.	4.375%	6/18/30	800	816
[11]	Sands China Ltd.	3.250%	8/8/31	500	468
	Snap-on Inc.	3.250%	3/1/27	225	242
	Snap-on Inc.	4.100%	3/1/48	275	333
	Snap-on Inc.	3.100%	5/1/50	400	422
	Stanley Black & Decker Inc.	3.400%	3/1/26	375	400
	Stanley Black & Decker Inc.	4.250%	11/15/28	375	426
	Stanley Black & Decker Inc.	2.300%	3/15/30	1,500	1,517
	Stanley Black & Decker Inc.	5.200%	9/1/40	300	392
	Stanley Black & Decker Inc.	4.850%	11/15/48	400	535
[7]	Stanley Black & Decker Inc.	4.000%	3/15/60	200	205
	Starbucks Corp.	3.100%	3/1/23	1,350	1,384
	Starbucks Corp.	3.850%	10/1/23	585	611
	Starbucks Corp.	2.450%	6/15/26	665	691
	Starbucks Corp.	3.500%	3/1/28	500	542
	Starbucks Corp.	4.000%	11/15/28	250	280
	Starbucks Corp.	3.550%	8/15/29	700	765
	Starbucks Corp.	2.250%	3/12/30	600	599
	Starbucks Corp.	2.550%	11/15/30	2,000	2,041
	Starbucks Corp.	4.300%	6/15/45	200	235
	Starbucks Corp.	4.500%	11/15/48	1,685	2,085
	Starbucks Corp.	3.350%	3/12/50	700	730
	Starbucks Corp.	3.500%	11/15/50	1,000	1,078
	Steelcase Inc.	5.125%	1/18/29	335	380
	Stellantis NV	5.250%	4/15/23	1,300	1,366
	Tapestry Inc.	4.125%	7/15/27	109	118
	Tapestry Inc.	3.050%	3/15/32	500	502
	TJX Cos. Inc.	2.500%	5/15/23	800	815
	TJX Cos. Inc.	2.250%	9/15/26	750	776
	TJX Cos. Inc.	1.150%	5/15/28	500	482
	TJX Cos. Inc.	3.875%	4/15/30	1,000	1,123
	TJX Cos. Inc.	1.600%	5/15/31	500	478
	TJX Cos. Inc.	4.500%	4/15/50	500	672
	Toyota Motor Corp.	3.419%	7/20/23	895	931
	Toyota Motor Corp.	0.681%	3/25/24	3,000	2,974
	Toyota Motor Corp.	2.358%	7/2/24	300	309
	Toyota Motor Corp.	1.339%	3/25/26	1,000	994
	Toyota Motor Corp.	3.669%	7/20/28	500	554
	Toyota Motor Corp.	2.760%	7/2/29	400	419
[7]	Toyota Motor Credit Corp.	2.625%	1/10/23	550	561
[7]	Toyota Motor Credit Corp.	2.700%	1/11/23	750	766
[7]	Toyota Motor Credit Corp.	2.900%	3/30/23	1,000	1,028
[7]	Toyota Motor Credit Corp.	0.400%	4/6/23	800	797
[7]	Toyota Motor Credit Corp.	0.500%	8/14/23	1,000	996
[7]	Toyota Motor Credit Corp.	1.350%	8/25/23	1,100	1,110
[7]	Toyota Motor Credit Corp.	0.450%	1/11/24	500	496
[7]	Toyota Motor Credit Corp.	2.900%	4/17/24	950	988
[7]	Toyota Motor Credit Corp.	0.500%	6/18/24	775	764
	Toyota Motor Credit Corp.	0.625%	9/13/24	700	691
[7]	Toyota Motor Credit Corp.	1.800%	2/13/25	1,125	1,143

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Toyota Motor Credit Corp.	3.400%	4/14/25	100	106
[7]	Toyota Motor Credit Corp.	0.800%	10/16/25	1,000	977
[7]	Toyota Motor Credit Corp.	1.125%	6/18/26	1,500	1,479
[7]	Toyota Motor Credit Corp.	3.200%	1/11/27	850	914
[7]	Toyota Motor Credit Corp.	1.150%	8/13/27	2,100	2,035
[7]	Toyota Motor Credit Corp.	3.050%	1/11/28	850	912
[7]	Toyota Motor Credit Corp.	1.900%	4/6/28	650	651
	Toyota Motor Credit Corp.	3.650%	1/8/29	1,450	1,615
[7]	Toyota Motor Credit Corp.	2.150%	2/13/30	625	628
[7]	Toyota Motor Credit Corp.	3.375%	4/1/30	1,400	1,535
	Toyota Motor Credit Corp.	1.900%	9/12/31	1,000	978
	Tractor Supply Co.	1.750%	11/1/30	400	376
[7]	Trustees of Boston College	3.129%	7/1/52	300	322
[7]	Trustees of Boston University	4.061%	10/1/48	220	270
	Trustees of Princeton University	5.700%	3/1/39	620	895
[7]	Trustees of Princeton University	2.516%	7/1/50	565	566
[7]	Trustees of the University of Pennsylvania	2.396%	10/1/50	325	311
	Trustees of the University of Pennsylvania	4.674%	9/1/12	600	910
[7]	University of Chicago	2.547%	4/1/50	800	773
	University of Chicago	3.000%	10/1/52	175	184
[7]	University of Chicago	4.003%	10/1/53	390	492
[7]	University of Notre Dame du Lac	3.438%	2/15/45	890	1,035
[7]	University of Notre Dame du Lac	3.394%	2/15/48	325	379
[7]	University of Southern California	3.028%	10/1/39	525	555
[7]	University of Southern California	3.841%	10/1/47	500	588
[7]	University of Southern California	2.945%	10/1/51	1,125	1,152
	University of Southern California	5.250%	10/1/11	275	454
[7]	University of Southern California	3.226%	10/1/20	300	307
	VF Corp.	2.400%	4/23/25	600	617
	VF Corp.	2.800%	4/23/27	700	732
	VF Corp.	2.950%	4/23/30	594	616
	Whirlpool Corp.	4.000%	3/1/24	275	291
	Whirlpool Corp.	4.750%	2/26/29	600	693
	Whirlpool Corp.	4.500%	6/1/46	887	1,058
	Whirlpool Corp.	4.600%	5/15/50	200	247
[7]	William Marsh Rice University	3.574%	5/15/45	715	829
[7]	Yale University	0.873%	4/15/25	325	323
[7]	Yale University	1.482%	4/15/30	325	317
[7]	Yale University	2.402%	4/15/50	500	492
					386,674
Consumer Staples (0.7%)
	Ahold Finance USA LLC	6.875%	5/1/29	425	553
	Altria Group Inc.	4.000%	1/31/24	1,092	1,153
	Altria Group Inc.	3.800%	2/14/24	550	578
	Altria Group Inc.	2.350%	5/6/25	1,275	1,306
	Altria Group Inc.	4.400%	2/14/26	1,200	1,318
	Altria Group Inc.	2.625%	9/16/26	350	362
	Altria Group Inc.	4.800%	2/14/29	1,525	1,722
	Altria Group Inc.	3.400%	5/6/30	775	805
	Altria Group Inc.	2.450%	2/4/32	2,000	1,899
	Altria Group Inc.	5.800%	2/14/39	1,175	1,415
	Altria Group Inc.	3.400%	2/4/41	1,100	1,014
	Altria Group Inc.	4.250%	8/9/42	710	721
	Altria Group Inc.	4.500%	5/2/43	675	704
	Altria Group Inc.	5.375%	1/31/44	2,075	2,399

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Altria Group Inc.	3.875%	9/16/46	1,400	1,357
	Altria Group Inc.	5.950%	2/14/49	1,500	1,879
	Altria Group Inc.	4.450%	5/6/50	1,010	1,051
	Altria Group Inc.	3.700%	2/4/51	1,500	1,399
	Altria Group Inc.	6.200%	2/14/59	416	543
	Altria Group Inc.	4.000%	2/4/61	500	480
[7]	Anheuser-Busch Cos. LLC	3.650%	2/1/26	4,177	4,506
[7]	Anheuser-Busch Cos. LLC	4.700%	2/1/36	5,820	7,030
[7]	Anheuser-Busch Cos. LLC	4.900%	2/1/46	11,182	14,164
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	850	1,020
	Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	1,000	1,114
	Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	675	816
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	2,275	2,861
	Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	3,929	4,368
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	4,580	5,333
	Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/30	3,700	4,054
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	1,225	1,432
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	735	1,196
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	2,030	2,662
	Anheuser-Busch InBev Worldwide Inc.	4.350%	6/1/40	1,000	1,176
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	1,660	2,083
	Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	1,275	1,386
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	2,575	3,151
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	1,787	2,139
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	1,600	2,213
	Anheuser-Busch InBev Worldwide Inc.	4.500%	6/1/50	1,450	1,791
	Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	2,200	2,770
	Anheuser-Busch InBev Worldwide Inc.	4.600%	6/1/60	2,025	2,526
	Archer-Daniels-Midland Co.	2.500%	8/11/26	1,649	1,719
	Archer-Daniels-Midland Co.	3.250%	3/27/30	675	733
	Archer-Daniels-Midland Co.	5.935%	10/1/32	280	371
	Archer-Daniels-Midland Co.	3.750%	9/15/47	300	356
	Archer-Daniels-Midland Co.	4.500%	3/15/49	525	691
	Archer-Daniels-Midland Co.	2.700%	9/15/51	500	502
	Avery Dennison Corp.	4.875%	12/6/28	300	350
	Avery Dennison Corp.	2.650%	4/30/30	750	760
	BAT Capital Corp.	2.764%	8/15/22	1,135	1,147
	BAT Capital Corp.	3.222%	8/15/24	3,350	3,484
	BAT Capital Corp.	3.215%	9/6/26	800	833
	BAT Capital Corp.	4.700%	4/2/27	3,750	4,132
	BAT Capital Corp.	3.557%	8/15/27	2,725	2,860
	BAT Capital Corp.	2.259%	3/25/28	1,425	1,390
	BAT Capital Corp.	3.462%	9/6/29	200	207
	BAT Capital Corp.	4.906%	4/2/30	500	562
	BAT Capital Corp.	2.726%	3/25/31	1,750	1,700
	BAT Capital Corp.	4.390%	8/15/37	775	818
	BAT Capital Corp.	3.734%	9/25/40	1,000	960
	BAT Capital Corp.	4.540%	8/15/47	2,025	2,117
	BAT Capital Corp.	5.282%	4/2/50	1,725	1,958
	BAT Capital Corp.	3.984%	9/25/50	1,425	1,378
	BAT International Finance plc	1.668%	3/25/26	750	737
	Beam Suntory Inc.	3.250%	6/15/23	50	51
	Brown-Forman Corp.	3.500%	4/15/25	350	373
	Brown-Forman Corp.	4.500%	7/15/45	395	502
	Bunge Ltd. Finance Corp.	4.350%	3/15/24	625	664

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bunge Ltd. Finance Corp.	3.250%	8/15/26	1,293	1,365
	Bunge Ltd. Finance Corp.	3.750%	9/25/27	500	544
	Bunge Ltd. Finance Corp.	2.750%	5/14/31	1,000	1,015
	Campbell Soup Co.	3.650%	3/15/23	279	288
	Campbell Soup Co.	3.950%	3/15/25	300	321
	Campbell Soup Co.	3.300%	3/19/25	700	738
	Campbell Soup Co.	4.150%	3/15/28	625	694
	Campbell Soup Co.	2.375%	4/24/30	400	398
	Campbell Soup Co.	4.800%	3/15/48	550	688
	Campbell Soup Co.	3.125%	4/24/50	525	516
	Church & Dwight Co. Inc.	2.450%	8/1/22	100	101
	Church & Dwight Co. Inc.	3.150%	8/1/27	350	372
	Church & Dwight Co. Inc.	3.950%	8/1/47	325	384
	Clorox Co.	3.500%	12/15/24	600	639
	Clorox Co.	3.100%	10/1/27	650	692
	Clorox Co.	3.900%	5/15/28	400	448
	Clorox Co.	1.800%	5/15/30	1,100	1,067
	Coca-Cola Co.	1.750%	9/6/24	775	790
	Coca-Cola Co.	3.375%	3/25/27	1,250	1,360
	Coca-Cola Co.	1.450%	6/1/27	100	100
	Coca-Cola Co.	1.500%	3/5/28	500	493
	Coca-Cola Co.	1.000%	3/15/28	821	789
	Coca-Cola Co.	2.125%	9/6/29	500	508
	Coca-Cola Co.	3.450%	3/25/30	900	996
	Coca-Cola Co.	1.650%	6/1/30	2,125	2,059
	Coca-Cola Co.	1.375%	3/15/31	1,250	1,180
	Coca-Cola Co.	2.250%	1/5/32	1,000	1,016
	Coca-Cola Co.	4.125%	3/25/40	350	416
	Coca-Cola Co.	2.500%	6/1/40	1,300	1,307
	Coca-Cola Co.	2.875%	5/5/41	500	519
	Coca-Cola Co.	4.200%	3/25/50	525	668
	Coca-Cola Co.	2.600%	6/1/50	1,150	1,131
	Coca-Cola Co.	3.000%	3/5/51	1,000	1,061
	Coca-Cola Co.	2.500%	3/15/51	2,225	2,141
	Coca-Cola Co.	2.750%	6/1/60	600	596
	Coca-Cola Consolidated Inc.	3.800%	11/25/25	350	378
	Coca-Cola Femsa SAB de CV	2.750%	1/22/30	600	612
	Coca-Cola Femsa SAB de CV	1.850%	9/1/32	500	472
	Coca-Cola Femsa SAB de CV	5.250%	11/26/43	650	850
[7]	Colgate-Palmolive Co.	1.950%	2/1/23	400	405
[7]	Colgate-Palmolive Co.	3.250%	3/15/24	825	868
[7]	Colgate-Palmolive Co.	4.000%	8/15/45	550	691
	Conagra Brands Inc.	3.250%	9/15/22	750	763
	Conagra Brands Inc.	3.200%	1/25/23	355	362
	Conagra Brands Inc.	0.500%	8/11/23	500	496
	Conagra Brands Inc.	4.300%	5/1/24	625	666
	Conagra Brands Inc.	4.600%	11/1/25	1,038	1,142
	Conagra Brands Inc.	1.375%	11/1/27	1,325	1,273
	Conagra Brands Inc.	7.000%	10/1/28	100	129
	Conagra Brands Inc.	4.850%	11/1/28	1,025	1,179
	Conagra Brands Inc.	8.250%	9/15/30	250	354
	Conagra Brands Inc.	5.300%	11/1/38	1,250	1,580
	Conagra Brands Inc.	5.400%	11/1/48	775	1,048
	Constellation Brands Inc.	3.200%	2/15/23	750	767
	Constellation Brands Inc.	4.250%	5/1/23	900	939

Balanced Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Constellation Brands Inc.	4.750%	11/15/24	375	410
Constellation Brands Inc.	4.400%	11/15/25	400	440
Constellation Brands Inc.	4.750%	12/1/25	500	558
Constellation Brands Inc.	3.700%	12/6/26	2,919	3,165
Constellation Brands Inc.	3.500%	5/9/27	450	485
Constellation Brands Inc.	3.600%	2/15/28	1,700	1,835
Constellation Brands Inc.	4.650%	11/15/28	250	287
Constellation Brands Inc.	3.150%	8/1/29	625	658
Constellation Brands Inc.	2.875%	5/1/30	1,275	1,307
Constellation Brands Inc.	2.250%	8/1/31	700	684
Constellation Brands Inc.	4.500%	5/9/47	875	1,045
Constellation Brands Inc.	4.100%	2/15/48	275	311
Constellation Brands Inc.	5.250%	11/15/48	1,075	1,411
Constellation Brands Inc.	3.750%	5/1/50	575	629
Costco Wholesale Corp.	2.750%	5/18/24	1,075	1,117
Costco Wholesale Corp.	3.000%	5/18/27	800	859
Costco Wholesale Corp.	1.375%	6/20/27	3,970	3,941
Costco Wholesale Corp.	1.600%	4/20/30	1,000	969
Costco Wholesale Corp.	1.750%	4/20/32	5,550	5,376
Delhaize America LLC	9.000%	4/15/31	475	715
Diageo Capital plc	2.625%	4/29/23	2,000	2,042
Diageo Capital plc	2.125%	10/24/24	1,100	1,128
Diageo Capital plc	1.375%	9/29/25	550	549
Diageo Capital plc	2.375%	10/24/29	800	817
Diageo Capital plc	2.000%	4/29/30	1,000	988
Diageo Capital plc	2.125%	4/29/32	675	670
Diageo Capital plc	5.875%	9/30/36	250	350
Diageo Capital plc	3.875%	4/29/43	25	29
Diageo Investment Corp.	7.450%	4/15/35	325	498
Diageo Investment Corp.	4.250%	5/11/42	375	458
Dollar General Corp.	3.250%	4/15/23	1,300	1,332
Dollar General Corp.	4.150%	11/1/25	500	544
Dollar General Corp.	3.875%	4/15/27	550	603
Dollar General Corp.	4.125%	5/1/28	400	445
Dollar General Corp.	3.500%	4/3/30	900	974
Dollar General Corp.	4.125%	4/3/50	460	531
Dollar Tree Inc.	4.000%	5/15/25	1,450	1,558
Dollar Tree Inc.	3.375%	12/1/51	500	504
Estee Lauder Cos. Inc.	3.150%	3/15/27	400	429
Estee Lauder Cos. Inc.	2.375%	12/1/29	525	538
Estee Lauder Cos. Inc.	2.600%	4/15/30	600	622
Estee Lauder Cos. Inc.	1.950%	3/15/31	500	493
Estee Lauder Cos. Inc.	6.000%	5/15/37	150	214
Estee Lauder Cos. Inc.	4.375%	6/15/45	375	470
Estee Lauder Cos. Inc.	3.125%	12/1/49	450	492
Flowers Foods Inc.	3.500%	10/1/26	350	375
Flowers Foods Inc.	2.400%	3/15/31	1,000	985
Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	551	652
Fomento Economico Mexicano SAB de CV	3.500%	1/16/50	2,150	2,258
General Mills Inc.	3.700%	10/17/23	2,250	2,355
General Mills Inc.	3.650%	2/15/24	325	341
General Mills Inc.	4.200%	4/17/28	1,100	1,228
General Mills Inc.	2.875%	4/15/30	550	573
General Mills Inc.	2.250%	10/14/31	750	742
General Mills Inc.	3.000%	2/1/51	1,398	1,400

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hershey Co.	2.625%	5/1/23	250	255
	Hershey Co.	3.375%	5/15/23	825	853
	Hershey Co.	2.050%	11/15/24	246	252
	Hershey Co.	0.900%	6/1/25	175	173
	Hershey Co.	3.200%	8/21/25	455	483
	Hershey Co.	1.700%	6/1/30	395	387
	Hershey Co.	3.125%	11/15/49	275	297
	Hershey Co.	2.650%	6/1/50	700	703
	Hormel Foods Corp.	0.650%	6/3/24	750	744
	Hormel Foods Corp.	1.700%	6/3/28	500	499
	Hormel Foods Corp.	1.800%	6/11/30	775	760
	Hormel Foods Corp.	3.050%	6/3/51	750	798
	Ingredion Inc.	3.200%	10/1/26	400	425
	Ingredion Inc.	2.900%	6/1/30	600	619
	Ingredion Inc.	3.900%	6/1/50	300	342
	J M Smucker Co.	3.500%	3/15/25	700	746
	J M Smucker Co.	3.375%	12/15/27	300	323
	J M Smucker Co.	2.375%	3/15/30	350	351
	J M Smucker Co.	2.125%	3/15/32	500	484
	J M Smucker Co.	4.250%	3/15/35	400	468
	J M Smucker Co.	2.750%	9/15/41	250	242
	J M Smucker Co.	4.375%	3/15/45	100	122
	J M Smucker Co.	3.550%	3/15/50	550	594
	Kellogg Co.	2.650%	12/1/23	209	215
	Kellogg Co.	3.250%	4/1/26	950	1,008
	Kellogg Co.	3.400%	11/15/27	950	1,024
	Kellogg Co.	4.300%	5/15/28	425	481
	Kellogg Co.	2.100%	6/1/30	500	491
[7]	Kellogg Co.	7.450%	4/1/31	500	705
	Keurig Dr Pepper Inc.	4.057%	5/25/23	804	838
	Keurig Dr Pepper Inc.	3.130%	12/15/23	1,350	1,401
	Keurig Dr Pepper Inc.	4.417%	5/25/25	875	954
	Keurig Dr Pepper Inc.	3.400%	11/15/25	250	265
	Keurig Dr Pepper Inc.	2.550%	9/15/26	325	335
	Keurig Dr Pepper Inc.	3.430%	6/15/27	375	402
	Keurig Dr Pepper Inc.	3.200%	5/1/30	2,575	2,725
	Keurig Dr Pepper Inc.	2.250%	3/15/31	500	494
	Keurig Dr Pepper Inc.	7.450%	5/1/38	41	71
	Keurig Dr Pepper Inc.	4.985%	5/25/38	425	525
	Keurig Dr Pepper Inc.	4.500%	11/15/45	1,000	1,191
	Keurig Dr Pepper Inc.	4.420%	12/15/46	325	386
	Keurig Dr Pepper Inc.	3.800%	5/1/50	575	637
	Keurig Dr Pepper Inc.	3.350%	3/15/51	500	520
	Kimberly-Clark Corp.	2.400%	6/1/23	150	154
	Kimberly-Clark Corp.	3.050%	8/15/25	100	106
	Kimberly-Clark Corp.	2.750%	2/15/26	350	370
	Kimberly-Clark Corp.	1.050%	9/15/27	600	582
	Kimberly-Clark Corp.	3.950%	11/1/28	100	113
	Kimberly-Clark Corp.	3.200%	4/25/29	575	620
	Kimberly-Clark Corp.	3.100%	3/26/30	560	604
	Kimberly-Clark Corp.	2.000%	11/2/31	500	498
	Kimberly-Clark Corp.	5.300%	3/1/41	700	953
	Kimberly-Clark Corp.	3.200%	7/30/46	325	355
	Kimberly-Clark Corp.	3.900%	5/4/47	550	660
	Kimberly-Clark Corp.	2.875%	2/7/50	415	428

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Koninklijke Ahold Delhaize NV	5.700%	10/1/40	153	211
	Kroger Co.	3.850%	8/1/23	325	338
	Kroger Co.	4.000%	2/1/24	400	421
	Kroger Co.	3.500%	2/1/26	500	536
	Kroger Co.	2.650%	10/15/26	500	520
	Kroger Co.	4.500%	1/15/29	500	575
[7]	Kroger Co.	7.700%	6/1/29	200	271
	Kroger Co.	8.000%	9/15/29	750	1,036
	Kroger Co.	2.200%	5/1/30	1,250	1,244
	Kroger Co.	1.700%	1/15/31	1,250	1,187
	Kroger Co.	6.900%	4/15/38	300	441
	Kroger Co.	5.400%	7/15/40	250	327
	Kroger Co.	5.000%	4/15/42	650	824
	Kroger Co.	5.150%	8/1/43	350	456
	Kroger Co.	4.450%	2/1/47	679	825
	Kroger Co.	4.650%	1/15/48	325	404
	Kroger Co.	3.950%	1/15/50	700	807
	McCormick & Co. Inc.	3.150%	8/15/24	600	627
	McCormick & Co. Inc.	3.400%	8/15/27	700	757
	McCormick & Co. Inc.	2.500%	4/15/30	2,300	2,325
	McCormick & Co. Inc.	1.850%	2/15/31	500	479
	McCormick & Co. Inc.	4.200%	8/15/47	75	90
	Mead Johnson Nutrition Co.	4.125%	11/15/25	1,235	1,349
	Mead Johnson Nutrition Co.	5.900%	11/1/39	640	913
	Mead Johnson Nutrition Co.	4.600%	6/1/44	750	968
	Molson Coors Beverage Co.	3.000%	7/15/26	1,650	1,731
	Molson Coors Beverage Co.	5.000%	5/1/42	1,150	1,387
	Molson Coors Beverage Co.	4.200%	7/15/46	2,485	2,759
	Mondelez International Inc.	1.500%	5/4/25	400	401
	Mondelez International Inc.	2.750%	4/13/30	1,950	2,020
	Mondelez International Inc.	1.500%	2/4/31	1,250	1,170
	Mondelez International Inc.	1.875%	10/15/32	500	477
	Mondelez International Inc.	2.625%	9/4/50	1,000	936
	PepsiCo Inc.	2.750%	3/1/23	1,000	1,025
	PepsiCo Inc.	0.750%	5/1/23	450	451
	PepsiCo Inc.	0.400%	10/7/23	500	498
	PepsiCo Inc.	3.600%	3/1/24	1,675	1,764
	PepsiCo Inc.	2.250%	3/19/25	1,495	1,547
	PepsiCo Inc.	2.750%	4/30/25	1,725	1,805
	PepsiCo Inc.	3.500%	7/17/25	1,425	1,527
	PepsiCo Inc.	2.850%	2/24/26	575	608
	PepsiCo Inc.	2.625%	3/19/27	375	394
	PepsiCo Inc.	3.000%	10/15/27	1,225	1,316
	PepsiCo Inc.	2.750%	3/19/30	1,225	1,295
	PepsiCo Inc.	1.625%	5/1/30	1,725	1,680
	PepsiCo Inc.	1.400%	2/25/31	750	716
	PepsiCo Inc.	3.500%	3/19/40	1,325	1,497
	PepsiCo Inc.	2.625%	10/21/41	1,000	1,011
	PepsiCo Inc.	4.000%	3/5/42	541	647
	PepsiCo Inc.	3.600%	8/13/42	725	825
	PepsiCo Inc.	4.250%	10/22/44	475	591
	PepsiCo Inc.	4.450%	4/14/46	1,650	2,166
	PepsiCo Inc.	3.450%	10/6/46	1,675	1,892
	PepsiCo Inc.	3.375%	7/29/49	850	959
	PepsiCo Inc.	2.875%	10/15/49	875	917

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	PepsiCo Inc.	3.625%	3/19/50	785	930
	PepsiCo Inc.	3.875%	3/19/60	300	379
	Philip Morris International Inc.	2.375%	8/17/22	550	556
	Philip Morris International Inc.	2.500%	11/2/22	1,600	1,623
	Philip Morris International Inc.	2.625%	3/6/23	550	562
	Philip Morris International Inc.	1.125%	5/1/23	450	452
	Philip Morris International Inc.	2.125%	5/10/23	450	457
	Philip Morris International Inc.	3.600%	11/15/23	940	986
	Philip Morris International Inc.	2.875%	5/1/24	1,000	1,040
	Philip Morris International Inc.	1.500%	5/1/25	950	953
	Philip Morris International Inc.	3.375%	8/11/25	675	717
	Philip Morris International Inc.	2.750%	2/25/26	1,255	1,309
	Philip Morris International Inc.	0.875%	5/1/26	500	483
	Philip Morris International Inc.	3.125%	8/17/27	425	453
	Philip Morris International Inc.	3.125%	3/2/28	400	424
	Philip Morris International Inc.	3.375%	8/15/29	600	647
	Philip Morris International Inc.	2.100%	5/1/30	1,575	1,546
	Philip Morris International Inc.	1.750%	11/1/30	500	476
	Philip Morris International Inc.	6.375%	5/16/38	575	810
	Philip Morris International Inc.	4.375%	11/15/41	1,175	1,341
	Philip Morris International Inc.	4.500%	3/20/42	550	637
	Philip Morris International Inc.	3.875%	8/21/42	75	81
	Philip Morris International Inc.	4.125%	3/4/43	875	968
	Philip Morris International Inc.	4.875%	11/15/43	775	941
	Philip Morris International Inc.	4.250%	11/10/44	960	1,096
	Procter & Gamble Co.	3.100%	8/15/23	1,025	1,065
	Procter & Gamble Co.	0.550%	10/29/25	800	781
	Procter & Gamble Co.	2.450%	11/3/26	800	839
	Procter & Gamble Co.	2.800%	3/25/27	4,000	4,243
	Procter & Gamble Co.	3.000%	3/25/30	2,055	2,233
	Procter & Gamble Co.	1.200%	10/29/30	625	591
	Procter & Gamble Co.	5.550%	3/5/37	625	893
	Procter & Gamble Co.	3.550%	3/25/40	1,294	1,510
	Procter & Gamble Co.	3.500%	10/25/47	413	498
	Procter & Gamble Co.	3.600%	3/25/50	806	1,003
	Reynolds American Inc.	4.850%	9/15/23	250	266
	Reynolds American Inc.	4.450%	6/12/25	2,231	2,409
	Reynolds American Inc.	5.700%	8/15/35	1,075	1,277
	Reynolds American Inc.	7.250%	6/15/37	325	435
[7]	Reynolds American Inc.	8.125%	5/1/40	400	583
[7]	Reynolds American Inc.	7.000%	8/4/41	150	198
	Reynolds American Inc.	6.150%	9/15/43	400	493
	Reynolds American Inc.	5.850%	8/15/45	1,985	2,413
	Sysco Corp.	3.750%	10/1/25	1,086	1,164
	Sysco Corp.	3.300%	7/15/26	975	1,037
	Sysco Corp.	3.250%	7/15/27	925	983
	Sysco Corp.	5.950%	4/1/30	564	705
	Sysco Corp.	2.450%	12/14/31	500	501
	Sysco Corp.	6.600%	4/1/40	735	1,071
	Sysco Corp.	4.850%	10/1/45	125	153
	Sysco Corp.	4.500%	4/1/46	950	1,110
	Sysco Corp.	4.450%	3/15/48	700	824
	Sysco Corp.	3.300%	2/15/50	425	431
	Sysco Corp.	6.600%	4/1/50	950	1,483
	Sysco Corp.	3.150%	12/14/51	600	591

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Target Corp.	3.500%	7/1/24	877	929
	Target Corp.	2.250%	4/15/25	500	516
	Target Corp.	2.500%	4/15/26	1,075	1,127
	Target Corp.	3.375%	4/15/29	850	935
	Target Corp.	2.350%	2/15/30	500	514
	Target Corp.	2.650%	9/15/30	1,750	1,838
	Target Corp.	6.500%	10/15/37	450	674
	Target Corp.	7.000%	1/15/38	300	473
	Target Corp.	4.000%	7/1/42	500	612
	Target Corp.	3.625%	4/15/46	500	588
	Tyson Foods Inc.	3.950%	8/15/24	4,525	4,813
	Tyson Foods Inc.	4.000%	3/1/26	580	629
	Tyson Foods Inc.	3.550%	6/2/27	1,125	1,212
	Tyson Foods Inc.	4.350%	3/1/29	1,145	1,295
	Tyson Foods Inc.	4.875%	8/15/34	425	517
	Tyson Foods Inc.	5.150%	8/15/44	550	715
	Tyson Foods Inc.	5.100%	9/28/48	1,700	2,287
	Unilever Capital Corp.	0.375%	9/14/23	500	497
	Unilever Capital Corp.	3.250%	3/7/24	2,600	2,722
	Unilever Capital Corp.	2.600%	5/5/24	1,150	1,190
	Unilever Capital Corp.	0.626%	8/12/24	500	497
	Unilever Capital Corp.	3.375%	3/22/25	250	266
	Unilever Capital Corp.	3.100%	7/30/25	550	583
	Unilever Capital Corp.	2.000%	7/28/26	550	563
	Unilever Capital Corp.	2.125%	9/6/29	1,575	1,589
	Unilever Capital Corp.	1.375%	9/14/30	500	473
	Unilever Capital Corp.	1.750%	8/12/31	500	486
	Unilever Capital Corp.	5.900%	11/15/32	800	1,076
[7]	Unilever Capital Corp.	2.625%	8/12/51	500	495
	Walgreens Boots Alliance Inc.	3.800%	11/18/24	1,525	1,624
	Walgreens Boots Alliance Inc.	3.450%	6/1/26	1,475	1,571
	Walgreens Boots Alliance Inc.	3.200%	4/15/30	1,200	1,271
	Walgreens Boots Alliance Inc.	4.800%	11/18/44	1,205	1,453
	Walmart Inc.	2.350%	12/15/22	975	991
	Walmart Inc.	2.550%	4/11/23	575	588
	Walmart Inc.	3.400%	6/26/23	1,650	1,717
	Walmart Inc.	3.300%	4/22/24	1,225	1,285
	Walmart Inc.	2.850%	7/8/24	1,150	1,203
	Walmart Inc.	2.650%	12/15/24	875	916
	Walmart Inc.	3.550%	6/26/25	1,275	1,376
	Walmart Inc.	3.050%	7/8/26	1,700	1,823
	Walmart Inc.	1.050%	9/17/26	462	458
	Walmart Inc.	1.500%	9/22/28	675	671
	Walmart Inc.	3.250%	7/8/29	1,633	1,800
	Walmart Inc.	2.375%	9/24/29	175	182
	Walmart Inc.	1.800%	9/22/31	462	458
	Walmart Inc.	5.250%	9/1/35	820	1,116
	Walmart Inc.	6.200%	4/15/38	570	868
	Walmart Inc.	3.950%	6/28/38	2,175	2,617
	Walmart Inc.	5.625%	4/1/40	312	448
	Walmart Inc.	5.000%	10/25/40	235	318
	Walmart Inc.	2.500%	9/22/41	463	467
	Walmart Inc.	4.000%	4/11/43	1,920	2,348
	Walmart Inc.	4.300%	4/22/44	700	883
	Walmart Inc.	3.625%	12/15/47	1,300	1,542

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Walmart Inc.	4.050%	6/29/48	1,256	1,596
	Walmart Inc.	2.950%	9/24/49	1,720	1,845
	Walmart Inc.	2.650%	9/22/51	700	715
					421,452
Energy (0.8%)
	Baker Hughes Holdings LLC	2.773%	12/15/22	1,540	1,570
	Baker Hughes Holdings LLC	1.231%	12/15/23	600	603
	Baker Hughes Holdings LLC	2.061%	12/15/26	500	505
	Baker Hughes Holdings LLC	3.337%	12/15/27	1,050	1,120
	Baker Hughes Holdings LLC	3.138%	11/7/29	650	687
	Baker Hughes Holdings LLC	4.486%	5/1/30	400	461
	Baker Hughes Holdings LLC	5.125%	9/15/40	1,020	1,279
	Baker Hughes Holdings LLC	4.080%	12/15/47	1,269	1,447
	Boardwalk Pipelines LP	3.375%	2/1/23	310	316
	Boardwalk Pipelines LP	4.950%	12/15/24	945	1,024
	Boardwalk Pipelines LP	5.950%	6/1/26	425	488
	Boardwalk Pipelines LP	4.800%	5/3/29	100	112
	BP Capital Markets America Inc.	3.790%	2/6/24	2,000	2,111
	BP Capital Markets America Inc.	3.194%	4/6/25	1,080	1,138
	BP Capital Markets America Inc.	3.796%	9/21/25	1,614	1,741
	BP Capital Markets America Inc.	3.410%	2/11/26	800	856
[7]	BP Capital Markets America Inc.	3.119%	5/4/26	2,800	2,964
	BP Capital Markets America Inc.	3.937%	9/21/28	1,800	1,998
	BP Capital Markets America Inc.	3.633%	4/6/30	2,600	2,868
	BP Capital Markets America Inc.	1.749%	8/10/30	900	867
	BP Capital Markets America Inc.	3.060%	6/17/41	1,000	1,011
	BP Capital Markets America Inc.	3.000%	2/24/50	1,700	1,675
	BP Capital Markets America Inc.	2.772%	11/10/50	1,450	1,365
	BP Capital Markets America Inc.	2.939%	6/4/51	1,900	1,835
	BP Capital Markets America Inc.	3.001%	3/17/52	1,200	1,176
	BP Capital Markets America Inc.	3.379%	2/8/61	1,900	1,961
	BP Capital Markets plc	3.994%	9/26/23	350	368
	BP Capital Markets plc	3.535%	11/4/24	1,335	1,421
	BP Capital Markets plc	3.506%	3/17/25	950	1,012
	BP Capital Markets plc	3.279%	9/19/27	2,135	2,296
	BP Capital Markets plc	3.723%	11/28/28	685	754
	Burlington Resources LLC	7.400%	12/1/31	600	860
	Burlington Resources LLC	5.950%	10/15/36	400	542
	Canadian Natural Resources Ltd.	2.950%	1/15/23	800	815
	Canadian Natural Resources Ltd.	3.800%	4/15/24	400	419
	Canadian Natural Resources Ltd.	3.900%	2/1/25	500	532
	Canadian Natural Resources Ltd.	2.050%	7/15/25	400	404
	Canadian Natural Resources Ltd.	3.850%	6/1/27	2,000	2,150
	Canadian Natural Resources Ltd.	2.950%	7/15/30	1,500	1,533
	Canadian Natural Resources Ltd.	7.200%	1/15/32	475	633
	Canadian Natural Resources Ltd.	6.450%	6/30/33	400	516
	Canadian Natural Resources Ltd.	5.850%	2/1/35	700	875
	Canadian Natural Resources Ltd.	6.500%	2/15/37	700	923
	Canadian Natural Resources Ltd.	6.250%	3/15/38	1,000	1,316
	Canadian Natural Resources Ltd.	6.750%	2/1/39	325	450
[7]	Canadian Natural Resources Ltd.	4.950%	6/1/47	90	112
	Cenovus Energy Inc.	5.375%	7/15/25	1,106	1,223
	Cenovus Energy Inc.	4.250%	4/15/27	1,700	1,855
	Cenovus Energy Inc.	4.400%	4/15/29	575	636
	Cenovus Energy Inc.	2.650%	1/15/32	450	441

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cenovus Energy Inc.	5.250%	6/15/37	1,000	1,186
	Cenovus Energy Inc.	6.800%	9/15/37	300	407
	Cenovus Energy Inc.	6.750%	11/15/39	1,525	2,073
	Cenovus Energy Inc.	5.400%	6/15/47	925	1,151
	Cenovus Energy Inc.	3.750%	2/15/52	700	705
	Cheniere Corpus Christi Holdings LLC	7.000%	6/30/24	1,200	1,328
	Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	750	832
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	2,250	2,543
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	1,150	1,231
[11]	Cheniere Corpus Christi Holdings LLC	2.742%	12/31/39	600	587
	Chevron Corp.	2.355%	12/5/22	4,245	4,298
	Chevron Corp.	1.141%	5/11/23	900	906
	Chevron Corp.	3.191%	6/24/23	1,175	1,212
	Chevron Corp.	2.895%	3/3/24	200	208
	Chevron Corp.	1.554%	5/11/25	3,150	3,181
	Chevron Corp.	3.326%	11/17/25	200	214
	Chevron Corp.	1.995%	5/11/27	500	509
	Chevron Corp.	2.236%	5/11/30	2,200	2,233
	Chevron Corp.	3.078%	5/11/50	900	956
	Chevron USA Inc.	0.333%	8/12/22	500	500
	Chevron USA Inc.	0.426%	8/11/23	500	499
	Chevron USA Inc.	0.687%	8/12/25	500	490
	Chevron USA Inc.	1.018%	8/12/27	500	483
	Chevron USA Inc.	3.850%	1/15/28	450	500
	Chevron USA Inc.	3.250%	10/15/29	1,000	1,085
	Chevron USA Inc.	5.250%	11/15/43	450	618
	Chevron USA Inc.	5.050%	11/15/44	450	593
	Chevron USA Inc.	2.343%	8/12/50	500	462
	CNOOC Finance 2013 Ltd.	3.000%	5/9/23	200	205
	CNOOC Finance 2013 Ltd.	4.250%	5/9/43	1,300	1,421
	CNOOC Finance 2013 Ltd.	3.300%	9/30/49	600	562
	CNOOC Finance 2014 ULC	4.250%	4/30/24	200	213
	CNOOC Finance 2014 ULC	4.875%	4/30/44	200	237
	CNOOC Finance 2015 USA LLC	3.750%	5/2/23	200	207
	CNOOC Finance 2015 USA LLC	4.375%	5/2/28	600	672
	CNOOC Petroleum North America ULC	7.875%	3/15/32	800	1,123
	CNOOC Petroleum North America ULC	5.875%	3/10/35	400	494
	CNOOC Petroleum North America ULC	6.400%	5/15/37	900	1,188
	CNOOC Petroleum North America ULC	7.500%	7/30/39	400	596
	Columbia Pipeline Group Inc.	4.500%	6/1/25	1,045	1,140
	Columbia Pipeline Group Inc.	5.800%	6/1/45	672	891
[11]	ConocoPhillips	3.750%	10/1/27	1,250	1,368
[11]	ConocoPhillips	4.300%	8/15/28	1,000	1,125
[11]	ConocoPhillips	2.400%	2/15/31	500	503
	ConocoPhillips	5.900%	10/15/32	400	524
	ConocoPhillips	5.900%	5/15/38	1,255	1,726
	ConocoPhillips	6.500%	2/1/39	1,950	2,838
[11]	ConocoPhillips	4.875%	10/1/47	755	997
	ConocoPhillips Co.	3.350%	11/15/24	200	211
	ConocoPhillips Co.	4.950%	3/15/26	1,000	1,130
	ConocoPhillips Co.	6.950%	4/15/29	875	1,151
	ConocoPhillips Co.	4.300%	11/15/44	750	903
	Continental Resources Inc.	4.375%	1/15/28	600	649
	Continental Resources Inc.	4.900%	6/1/44	250	279
[11]	Coterra Energy Inc.	4.375%	6/1/24	700	741

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[11]	Coterra Energy Inc.	3.900%	5/15/27	700	754
[11]	Coterra Energy Inc.	4.375%	3/15/29	600	674
	Devon Energy Corp.	5.250%	9/15/24	600	648
	Devon Energy Corp.	5.850%	12/15/25	300	343
	Devon Energy Corp.	5.250%	10/15/27	360	379
	Devon Energy Corp.	5.875%	6/15/28	260	282
	Devon Energy Corp.	4.500%	1/15/30	518	556
	Devon Energy Corp.	7.875%	9/30/31	590	835
	Devon Energy Corp.	7.950%	4/15/32	245	344
	Devon Energy Corp.	5.600%	7/15/41	1,310	1,649
	Devon Energy Corp.	4.750%	5/15/42	600	694
	Devon Energy Corp.	5.000%	6/15/45	700	851
	Diamondback Energy Inc.	2.875%	12/1/24	800	831
	Diamondback Energy Inc.	3.250%	12/1/26	700	739
	Diamondback Energy Inc.	3.500%	12/1/29	1,700	1,802
	Diamondback Energy Inc.	3.125%	3/24/31	875	902
	Diamondback Energy Inc.	4.400%	3/24/51	500	574
[11]	Eastern Gas Transmission & Storage Inc.	3.600%	12/15/24	83	88
[11]	Eastern Gas Transmission & Storage Inc.	3.000%	11/15/29	1,000	1,028
[11]	Eastern Gas Transmission & Storage Inc.	4.800%	11/1/43	325	398
[11]	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/44	400	475
	Enbridge Energy Partners LP	5.875%	10/15/25	1,439	1,641
[7]	Enbridge Energy Partners LP	7.500%	4/15/38	300	450
	Enbridge Energy Partners LP	5.500%	9/15/40	75	96
	Enbridge Energy Partners LP	7.375%	10/15/45	1,300	2,027
	Enbridge Inc.	0.550%	10/4/23	500	497
	Enbridge Inc.	3.500%	6/10/24	500	523
	Enbridge Inc.	2.500%	1/15/25	715	736
	Enbridge Inc.	1.600%	10/4/26	500	494
	Enbridge Inc.	4.250%	12/1/26	1,000	1,103
	Enbridge Inc.	3.700%	7/15/27	800	864
	Enbridge Inc.	3.125%	11/15/29	825	866
	Enbridge Inc.	2.500%	8/1/33	900	885
	Enbridge Inc.	4.500%	6/10/44	925	1,082
	Enbridge Inc.	5.500%	12/1/46	300	407
	Enbridge Inc.	4.000%	11/15/49	325	365
	Enbridge Inc.	3.400%	8/1/51	1,000	1,020
	Energy Transfer LP	3.600%	2/1/23	975	995
[7]	Energy Transfer LP	4.250%	3/15/23	1,600	1,646
[7]	Energy Transfer LP	4.200%	9/15/23	300	313
	Energy Transfer LP	4.500%	11/1/23	475	498
	Energy Transfer LP	4.250%	4/1/24	900	946
	Energy Transfer LP	3.900%	5/15/24	625	653
	Energy Transfer LP	4.050%	3/15/25	2,091	2,215
	Energy Transfer LP	2.900%	5/15/25	375	387
	Energy Transfer LP	5.950%	12/1/25	1,878	2,140
	Energy Transfer LP	4.750%	1/15/26	300	328
	Energy Transfer LP	4.400%	3/15/27	800	865
[7]	Energy Transfer LP	5.500%	6/1/27	1,000	1,143
	Energy Transfer LP	4.950%	5/15/28	800	890
	Energy Transfer LP	5.250%	4/15/29	1,300	1,494
	Energy Transfer LP	4.150%	9/15/29	550	591
	Energy Transfer LP	3.750%	5/15/30	1,775	1,886
	Energy Transfer LP	4.900%	3/15/35	250	284
	Energy Transfer LP	6.625%	10/15/36	350	447

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Energy Transfer LP	5.800%	6/15/38	1,080	1,312
	Energy Transfer LP	7.500%	7/1/38	800	1,104
	Energy Transfer LP	6.050%	6/1/41	875	1,074
	Energy Transfer LP	6.500%	2/1/42	300	385
	Energy Transfer LP	5.150%	2/1/43	425	471
	Energy Transfer LP	5.300%	4/1/44	950	1,088
	Energy Transfer LP	5.000%	5/15/44	450	488
	Energy Transfer LP	5.150%	3/15/45	150	170
	Energy Transfer LP	5.350%	5/15/45	1,525	1,762
	Energy Transfer LP	6.125%	12/15/45	1,050	1,311
	Energy Transfer LP	5.300%	4/15/47	1,705	1,965
	Energy Transfer LP	5.400%	10/1/47	700	826
	Energy Transfer LP	6.000%	6/15/48	1,350	1,688
	Energy Transfer LP	6.250%	4/15/49	1,200	1,569
	Energy Transfer LP	5.000%	5/15/50	1,900	2,188
	Enterprise Products Operating LLC	3.350%	3/15/23	1,250	1,280
	Enterprise Products Operating LLC	3.900%	2/15/24	750	788
	Enterprise Products Operating LLC	3.750%	2/15/25	825	878
	Enterprise Products Operating LLC	3.700%	2/15/26	400	430
	Enterprise Products Operating LLC	3.125%	7/31/29	2,300	2,443
	Enterprise Products Operating LLC	2.800%	1/31/30	1,226	1,279
[7]	Enterprise Products Operating LLC	6.875%	3/1/33	1,375	1,862
	Enterprise Products Operating LLC	7.550%	4/15/38	300	445
	Enterprise Products Operating LLC	5.950%	2/1/41	470	625
	Enterprise Products Operating LLC	4.850%	8/15/42	850	1,020
	Enterprise Products Operating LLC	4.450%	2/15/43	1,000	1,148
	Enterprise Products Operating LLC	4.850%	3/15/44	1,780	2,143
	Enterprise Products Operating LLC	5.100%	2/15/45	982	1,221
	Enterprise Products Operating LLC	4.900%	5/15/46	500	608
	Enterprise Products Operating LLC	4.250%	2/15/48	1,550	1,766
	Enterprise Products Operating LLC	4.800%	2/1/49	2,000	2,440
	Enterprise Products Operating LLC	4.200%	1/31/50	1,100	1,244
	Enterprise Products Operating LLC	3.700%	1/31/51	1,000	1,053
	Enterprise Products Operating LLC	3.200%	2/15/52	500	491
	Enterprise Products Operating LLC	3.300%	2/15/53	950	947
	Enterprise Products Operating LLC	4.950%	10/15/54	300	379
	Enterprise Products Operating LLC	3.950%	1/31/60	2,300	2,483
[7]	Enterprise Products Operating LLC	5.250%	8/16/77	400	409
[7]	Enterprise Products Operating LLC	5.375%	2/15/78	1,225	1,233
	EOG Resources Inc.	2.625%	3/15/23	900	916
	EOG Resources Inc.	4.150%	1/15/26	600	656
	EOG Resources Inc.	4.375%	4/15/30	1,000	1,156
	EOG Resources Inc.	4.950%	4/15/50	700	951
	Exxon Mobil Corp.	1.571%	4/15/23	3,730	3,773
	Exxon Mobil Corp.	3.176%	3/15/24	2,000	2,091
	Exxon Mobil Corp.	2.992%	3/19/25	5,775	6,075
	Exxon Mobil Corp.	3.043%	3/1/26	1,350	1,430
	Exxon Mobil Corp.	2.275%	8/16/26	400	414
	Exxon Mobil Corp.	3.294%	3/19/27	1,100	1,186
	Exxon Mobil Corp.	2.440%	8/16/29	1,000	1,026
	Exxon Mobil Corp.	3.482%	3/19/30	1,425	1,564
	Exxon Mobil Corp.	2.610%	10/15/30	1,875	1,946
	Exxon Mobil Corp.	2.995%	8/16/39	3,965	4,055
	Exxon Mobil Corp.	4.227%	3/19/40	3,550	4,193
	Exxon Mobil Corp.	3.567%	3/6/45	750	823

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Exxon Mobil Corp.	4.114%	3/1/46	1,000	1,170
	Exxon Mobil Corp.	3.095%	8/16/49	1,269	1,288
	Exxon Mobil Corp.	4.327%	3/19/50	2,300	2,831
	Exxon Mobil Corp.	3.452%	4/15/51	2,600	2,821
	Halliburton Co.	3.500%	8/1/23	50	52
	Halliburton Co.	3.800%	11/15/25	892	963
	Halliburton Co.	2.920%	3/1/30	900	930
	Halliburton Co.	4.850%	11/15/35	1,000	1,183
	Halliburton Co.	6.700%	9/15/38	1,070	1,472
	Halliburton Co.	4.500%	11/15/41	675	752
	Halliburton Co.	4.750%	8/1/43	725	838
	Halliburton Co.	5.000%	11/15/45	1,909	2,302
[11]	Helmerich & Payne Inc.	2.900%	9/29/31	565	558
	Hess Corp.	3.500%	7/15/24	245	256
	Hess Corp.	4.300%	4/1/27	500	545
	Hess Corp.	7.300%	8/15/31	485	648
	Hess Corp.	7.125%	3/15/33	415	553
	Hess Corp.	6.000%	1/15/40	722	918
	Hess Corp.	5.600%	2/15/41	1,100	1,358
	Hess Corp.	5.800%	4/1/47	500	643
	HollyFrontier Corp.	2.625%	10/1/23	400	408
	HollyFrontier Corp.	5.875%	4/1/26	860	964
	HollyFrontier Corp.	4.500%	10/1/30	900	973
	Kinder Morgan Energy Partners LP	3.500%	9/1/23	465	481
	Kinder Morgan Energy Partners LP	4.300%	5/1/24	1,625	1,725
	Kinder Morgan Energy Partners LP	4.250%	9/1/24	850	907
	Kinder Morgan Energy Partners LP	7.300%	8/15/33	175	241
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	300	377
	Kinder Morgan Energy Partners LP	6.500%	2/1/37	400	533
[7]	Kinder Morgan Energy Partners LP	6.950%	1/15/38	335	464
	Kinder Morgan Energy Partners LP	6.500%	9/1/39	1,625	2,168
	Kinder Morgan Energy Partners LP	6.550%	9/15/40	1,290	1,735
	Kinder Morgan Energy Partners LP	7.500%	11/15/40	300	438
	Kinder Morgan Energy Partners LP	4.700%	11/1/42	1,822	2,054
	Kinder Morgan Energy Partners LP	5.000%	3/1/43	500	582
	Kinder Morgan Energy Partners LP	5.500%	3/1/44	500	614
	Kinder Morgan Inc.	3.150%	1/15/23	300	307
	Kinder Morgan Inc.	4.300%	6/1/25	817	884
	Kinder Morgan Inc.	1.750%	11/15/26	500	499
	Kinder Morgan Inc.	4.300%	3/1/28	1,080	1,202
	Kinder Morgan Inc.	2.000%	2/15/31	500	477
[7]	Kinder Morgan Inc.	7.800%	8/1/31	330	469
[7]	Kinder Morgan Inc.	7.750%	1/15/32	1,025	1,442
	Kinder Morgan Inc.	5.300%	12/1/34	1,325	1,597
	Kinder Morgan Inc.	5.550%	6/1/45	1,375	1,740
	Kinder Morgan Inc.	5.050%	2/15/46	200	240
	Kinder Morgan Inc.	3.250%	8/1/50	2,500	2,380
	Kinder Morgan Inc.	3.600%	2/15/51	1,025	1,037
	Magellan Midstream Partners LP	5.000%	3/1/26	450	503
	Magellan Midstream Partners LP	3.250%	6/1/30	1,000	1,051
	Magellan Midstream Partners LP	5.150%	10/15/43	350	423
	Magellan Midstream Partners LP	4.250%	9/15/46	300	333
	Magellan Midstream Partners LP	4.200%	10/3/47	725	792
	Magellan Midstream Partners LP	4.850%	2/1/49	200	241
	Magellan Midstream Partners LP	3.950%	3/1/50	625	665

Balanced Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Marathon Oil Corp.	4.400%	7/15/27	1,350	1,481
Marathon Oil Corp.	6.800%	3/15/32	930	1,200
Marathon Oil Corp.	6.600%	10/1/37	650	860
Marathon Oil Corp.	5.200%	6/1/45	200	241
Marathon Petroleum Corp.	4.700%	5/1/25	3,000	3,276
Marathon Petroleum Corp.	5.125%	12/15/26	1,035	1,180
Marathon Petroleum Corp.	3.800%	4/1/28	1,150	1,238
Marathon Petroleum Corp.	6.500%	3/1/41	1,075	1,483
Marathon Petroleum Corp.	4.750%	9/15/44	200	236
Marathon Petroleum Corp.	4.500%	4/1/48	900	1,024
Marathon Petroleum Corp.	5.000%	9/15/54	325	384
MPLX LP	3.500%	12/1/22	150	153
MPLX LP	3.375%	3/15/23	400	410
MPLX LP	4.500%	7/15/23	1,300	1,354
MPLX LP	4.875%	12/1/24	838	911
MPLX LP	4.875%	6/1/25	3,085	3,376
MPLX LP	1.750%	3/1/26	600	596
MPLX LP	4.250%	12/1/27	2,010	2,227
MPLX LP	4.000%	3/15/28	950	1,033
MPLX LP	4.800%	2/15/29	500	572
MPLX LP	2.650%	8/15/30	3,000	2,995
MPLX LP	4.500%	4/15/38	1,575	1,772
MPLX LP	5.200%	3/1/47	1,950	2,386
MPLX LP	4.700%	4/15/48	1,200	1,397
MPLX LP	5.500%	2/15/49	1,775	2,270
NOV Inc.	3.600%	12/1/29	500	524
NOV Inc.	3.950%	12/1/42	800	786
ONEOK Inc.	7.500%	9/1/23	1,425	1,551
ONEOK Inc.	2.750%	9/1/24	200	206
ONEOK Inc.	5.850%	1/15/26	1,000	1,150
ONEOK Inc.	4.000%	7/13/27	1,150	1,244
ONEOK Inc.	4.550%	7/15/28	1,000	1,107
ONEOK Inc.	3.400%	9/1/29	1,810	1,876
ONEOK Inc.	3.100%	3/15/30	1,000	1,021
ONEOK Inc.	6.350%	1/15/31	1,000	1,261
ONEOK Inc.	4.950%	7/13/47	775	903
ONEOK Inc.	5.200%	7/15/48	650	788
ONEOK Inc.	4.450%	9/1/49	800	884
ONEOK Inc.	4.500%	3/15/50	700	777
ONEOK Partners LP	4.900%	3/15/25	450	491
ONEOK Partners LP	6.650%	10/1/36	360	473
ONEOK Partners LP	6.850%	10/15/37	300	402
ONEOK Partners LP	6.125%	2/1/41	1,340	1,697
Ovintiv Exploration Inc.	5.625%	7/1/24	200	220
Ovintiv Exploration Inc.	5.375%	1/1/26	100	111
Ovintiv Inc.	7.375%	11/1/31	450	592
Ovintiv Inc.	6.500%	8/15/34	700	900
Ovintiv Inc.	6.625%	8/15/37	1,000	1,307
Ovintiv Inc.	6.500%	2/1/38	500	646
Phillips 66	3.700%	4/6/23	300	310
Phillips 66	0.900%	2/15/24	1,000	994
Phillips 66	3.850%	4/9/25	600	640
Phillips 66	1.300%	2/15/26	500	491
Phillips 66	3.900%	3/15/28	600	650
Phillips 66	2.150%	12/15/30	1,400	1,348

Balanced Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Phillips 66	4.650%	11/15/34	1,000	1,174
Phillips 66	4.875%	11/15/44	3,750	4,742
Phillips 66	3.300%	3/15/52	900	902
Phillips 66 Partners LP	2.450%	12/15/24	250	256
Phillips 66 Partners LP	3.605%	2/15/25	600	632
Phillips 66 Partners LP	3.550%	10/1/26	425	453
Phillips 66 Partners LP	3.750%	3/1/28	400	430
Phillips 66 Partners LP	3.150%	12/15/29	250	259
Phillips 66 Partners LP	4.680%	2/15/45	1,080	1,267
Pioneer Natural Resources Co.	0.550%	5/15/23	200	199
Pioneer Natural Resources Co.	0.750%	1/15/24	300	297
Pioneer Natural Resources Co.	1.125%	1/15/26	500	486
Pioneer Natural Resources Co.	4.450%	1/15/26	390	426
Pioneer Natural Resources Co.	1.900%	8/15/30	1,025	973
Pioneer Natural Resources Co.	2.150%	1/15/31	975	941
Plains All American Pipeline LP	2.850%	1/31/23	1,200	1,217
Plains All American Pipeline LP	3.600%	11/1/24	2,155	2,254
Plains All American Pipeline LP	4.650%	10/15/25	600	655
Plains All American Pipeline LP	4.500%	12/15/26	350	384
Plains All American Pipeline LP	3.550%	12/15/29	1,200	1,248
Plains All American Pipeline LP	3.800%	9/15/30	525	553
Plains All American Pipeline LP	6.650%	1/15/37	500	648
Plains All American Pipeline LP	4.700%	6/15/44	500	533
Plains All American Pipeline LP	4.900%	2/15/45	500	547
Sabine Pass Liquefaction LLC	5.625%	4/15/23	1,200	1,256
Sabine Pass Liquefaction LLC	5.750%	5/15/24	1,470	1,599
Sabine Pass Liquefaction LLC	5.625%	3/1/25	3,225	3,582
Sabine Pass Liquefaction LLC	5.875%	6/30/26	1,200	1,377
Sabine Pass Liquefaction LLC	5.000%	3/15/27	1,600	1,801
Sabine Pass Liquefaction LLC	4.200%	3/15/28	1,200	1,317
Sabine Pass Liquefaction LLC	4.500%	5/15/30	2,500	2,825
Schlumberger Finance Canada Ltd.	1.400%	9/17/25	600	599
Schlumberger Investment SA	3.650%	12/1/23	1,190	1,243
Schlumberger Investment SA	2.650%	6/26/30	1,300	1,332
Shell International Finance BV	0.375%	9/15/23	500	497
Shell International Finance BV	2.000%	11/7/24	1,000	1,025
Shell International Finance BV	3.250%	5/11/25	2,565	2,733
Shell International Finance BV	2.875%	5/10/26	1,300	1,383
Shell International Finance BV	2.500%	9/12/26	505	529
Shell International Finance BV	3.875%	11/13/28	1,300	1,455
Shell International Finance BV	2.375%	11/7/29	1,450	1,483
Shell International Finance BV	2.750%	4/6/30	2,405	2,516
Shell International Finance BV	4.125%	5/11/35	3,125	3,655
Shell International Finance BV	6.375%	12/15/38	1,320	1,931
Shell International Finance BV	5.500%	3/25/40	700	950
Shell International Finance BV	2.875%	11/26/41	500	502
Shell International Finance BV	3.625%	8/21/42	525	579
Shell International Finance BV	4.550%	8/12/43	1,700	2,125
Shell International Finance BV	4.375%	5/11/45	2,900	3,534
Shell International Finance BV	4.000%	5/10/46	2,500	2,915
Shell International Finance BV	3.750%	9/12/46	1,600	1,801
Shell International Finance BV	3.125%	11/7/49	1,400	1,444
Shell International Finance BV	3.250%	4/6/50	1,735	1,849
Shell International Finance BV	3.000%	11/26/51	950	965
Spectra Energy Partners LP	4.750%	3/15/24	800	854

Balanced Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Spectra Energy Partners LP	3.500%	3/15/25	1,666	1,756
Spectra Energy Partners LP	3.375%	10/15/26	950	1,008
Spectra Energy Partners LP	4.500%	3/15/45	220	253
Suncor Energy Inc.	2.800%	5/15/23	600	614
Suncor Energy Inc.	3.100%	5/15/25	800	837
Suncor Energy Inc.	5.350%	7/15/33	450	545
Suncor Energy Inc.	5.950%	5/15/35	700	905
Suncor Energy Inc.	6.800%	5/15/38	700	983
Suncor Energy Inc.	6.500%	6/15/38	2,090	2,865
Suncor Energy Inc.	4.000%	11/15/47	700	784
Suncor Energy Inc.	3.750%	3/4/51	700	759
TC PipeLines LP	3.900%	5/25/27	200	219
Tennessee Gas Pipeline Co. LLC	7.000%	3/15/27	260	323
Tennessee Gas Pipeline Co. LLC	7.000%	10/15/28	500	640
TotalEnergies Capital Canada Ltd.	2.750%	7/15/23	1,025	1,055
TotalEnergies Capital International SA	2.700%	1/25/23	1,025	1,047
TotalEnergies Capital International SA	3.700%	1/15/24	975	1,028
TotalEnergies Capital International SA	2.434%	1/10/25	700	724
TotalEnergies Capital International SA	3.455%	2/19/29	925	1,006
TotalEnergies Capital International SA	2.829%	1/10/30	1,900	1,996
TotalEnergies Capital International SA	2.986%	6/29/41	625	635
TotalEnergies Capital International SA	3.461%	7/12/49	500	541
TotalEnergies Capital International SA	3.127%	5/29/50	2,300	2,363
TotalEnergies Capital International SA	3.386%	6/29/60	500	533
TotalEnergies Capital SA	3.883%	10/11/28	775	866
TransCanada PipeLines Ltd.	3.750%	10/16/23	500	521
TransCanada PipeLines Ltd.	1.000%	10/12/24	800	794
TransCanada PipeLines Ltd.	4.250%	5/15/28	1,700	1,899
TransCanada PipeLines Ltd.	4.100%	4/15/30	1,900	2,121
TransCanada PipeLines Ltd.	2.500%	10/12/31	700	696
TransCanada PipeLines Ltd.	4.625%	3/1/34	1,900	2,237
TransCanada PipeLines Ltd.	5.600%	3/31/34	800	1,003
TransCanada PipeLines Ltd.	5.850%	3/15/36	125	163
TransCanada PipeLines Ltd.	6.200%	10/15/37	1,650	2,247
TransCanada PipeLines Ltd.	4.750%	5/15/38	500	597
TransCanada PipeLines Ltd.	7.250%	8/15/38	600	900
TransCanada PipeLines Ltd.	6.100%	6/1/40	830	1,152
TransCanada PipeLines Ltd.	5.000%	10/16/43	850	1,062
TransCanada PipeLines Ltd.	4.875%	5/15/48	1,800	2,296
Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	300	329
Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	1,000	1,054
Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	400	486
Transcontinental Gas Pipe Line Co. LLC	3.950%	5/15/50	1,500	1,685
Valero Energy Corp.	3.400%	9/15/26	1,500	1,603
Valero Energy Corp.	2.150%	9/15/27	517	516
Valero Energy Corp.	4.350%	6/1/28	460	507
Valero Energy Corp.	4.000%	4/1/29	1,000	1,091
Valero Energy Corp.	2.800%	12/1/31	400	399
Valero Energy Corp.	7.500%	4/15/32	1,850	2,548
Valero Energy Corp.	6.625%	6/15/37	1,355	1,833
Valero Energy Corp.	3.650%	12/1/51	875	871
Valero Energy Partners LP	4.375%	12/15/26	103	114
Valero Energy Partners LP	4.500%	3/15/28	400	443
Williams Cos. Inc.	3.700%	1/15/23	885	904
Williams Cos. Inc.	4.500%	11/15/23	560	590

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Williams Cos. Inc.	4.550%	6/24/24	2,500	2,679
	Williams Cos. Inc.	3.900%	1/15/25	1,775	1,891
	Williams Cos. Inc.	4.000%	9/15/25	1,125	1,216
	Williams Cos. Inc.	3.750%	6/15/27	1,325	1,432
	Williams Cos. Inc.	3.500%	11/15/30	2,100	2,243
	Williams Cos. Inc.	2.600%	3/15/31	1,000	997
	Williams Cos. Inc.	6.300%	4/15/40	990	1,340
	Williams Cos. Inc.	5.800%	11/15/43	925	1,212
	Williams Cos. Inc.	5.400%	3/4/44	800	993
	Williams Cos. Inc.	5.750%	6/24/44	600	781
	Williams Cos. Inc.	4.900%	1/15/45	725	868
	Williams Cos. Inc.	5.100%	9/15/45	900	1,111
	Williams Cos. Inc.	4.850%	3/1/48	475	578
	Williams Cos. Inc.	3.500%	10/15/51	400	406
					493,499
Financials (2.9%)
	ACE Capital Trust II	9.700%	4/1/30	75	110
[7]	Aegon NV	5.500%	4/11/48	585	671
	AerCap Ireland Capital DAC	3.300%	1/23/23	650	664
	AerCap Ireland Capital DAC	4.125%	7/3/23	250	260
	AerCap Ireland Capital DAC	1.150%	10/29/23	1,500	1,494
	AerCap Ireland Capital DAC	3.150%	2/15/24	500	515
	AerCap Ireland Capital DAC	1.650%	10/29/24	3,500	3,495
	AerCap Ireland Capital DAC	6.500%	7/15/25	3,763	4,303
	AerCap Ireland Capital DAC	4.450%	10/1/25	500	538
	AerCap Ireland Capital DAC	1.750%	1/30/26	500	491
	AerCap Ireland Capital DAC	4.450%	4/3/26	3,000	3,258
	AerCap Ireland Capital DAC	2.450%	10/29/26	3,500	3,526
	AerCap Ireland Capital DAC	3.650%	7/21/27	875	923
	AerCap Ireland Capital DAC	4.625%	10/15/27	500	552
	AerCap Ireland Capital DAC	3.875%	1/23/28	1,000	1,064
	AerCap Ireland Capital DAC	3.000%	10/29/28	4,000	4,060
	AerCap Ireland Capital DAC	3.300%	1/30/32	4,000	4,079
	AerCap Ireland Capital DAC	3.850%	10/29/41	3,000	3,114
	Affiliated Managers Group Inc.	4.250%	2/15/24	350	372
	Affiliated Managers Group Inc.	3.500%	8/1/25	725	772
	Affiliated Managers Group Inc.	3.300%	6/15/30	500	529
	Aflac Inc.	3.625%	11/15/24	580	620
	Aflac Inc.	3.250%	3/17/25	325	344
	Aflac Inc.	2.875%	10/15/26	884	932
	Aflac Inc.	3.600%	4/1/30	1,000	1,103
	Aflac Inc.	4.000%	10/15/46	150	176
	Aflac Inc.	4.750%	1/15/49	1,080	1,436
	Air Lease Corp.	2.250%	1/15/23	750	760
	Air Lease Corp.	2.750%	1/15/23	400	407
	Air Lease Corp.	3.875%	7/3/23	425	440
[7]	Air Lease Corp.	4.250%	2/1/24	550	580
	Air Lease Corp.	0.800%	8/18/24	500	490
	Air Lease Corp.	4.250%	9/15/24	475	506
[7]	Air Lease Corp.	2.300%	2/1/25	1,175	1,193
	Air Lease Corp.	3.250%	3/1/25	600	624
	Air Lease Corp.	3.375%	7/1/25	750	784
	Air Lease Corp.	1.875%	8/17/26	750	739
	Air Lease Corp.	3.625%	4/1/27	200	211
	Air Lease Corp.	3.625%	12/1/27	1,000	1,058

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Air Lease Corp.	2.100%	9/1/28	500	484
	Air Lease Corp.	4.625%	10/1/28	300	331
	Air Lease Corp.	3.250%	10/1/29	595	611
[7]	Air Lease Corp.	3.000%	2/1/30	625	627
	Air Lease Corp.	3.125%	12/1/30	1,250	1,276
	Aircastle Ltd.	4.400%	9/25/23	450	471
	Aircastle Ltd.	4.125%	5/1/24	1,625	1,700
	Aircastle Ltd.	4.250%	6/15/26	500	536
	Alleghany Corp.	4.900%	9/15/44	300	378
	Alleghany Corp.	3.250%	8/15/51	1,250	1,243
	Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	350	375
	Allstate Corp.	3.150%	6/15/23	2,350	2,430
	Allstate Corp.	3.280%	12/15/26	400	430
	Allstate Corp.	1.450%	12/15/30	500	473
	Allstate Corp.	5.550%	5/9/35	105	139
	Allstate Corp.	4.500%	6/15/43	725	888
	Allstate Corp.	4.200%	12/15/46	600	723
	Allstate Corp.	3.850%	8/10/49	400	468
[7]	Allstate Corp.	5.750%	8/15/53	90	94
[7]	Allstate Corp.	6.500%	5/15/57	650	853
	Ally Financial Inc.	3.050%	6/5/23	2,000	2,050
	Ally Financial Inc.	1.450%	10/2/23	4,000	4,014
	Ally Financial Inc.	3.875%	5/21/24	1,200	1,265
	Ally Financial Inc.	5.125%	9/30/24	550	602
	Ally Financial Inc.	5.800%	5/1/25	600	677
[7]	Ally Financial Inc.	8.000%	11/1/31	2,308	3,266
	American Equity Investment Life Holding Co.	5.000%	6/15/27	300	341
	American Express Co.	2.500%	8/1/22	2,400	2,424
	American Express Co.	2.650%	12/2/22	1,500	1,529
	American Express Co.	3.400%	2/27/23	950	977
	American Express Co.	3.700%	8/3/23	1,500	1,564
	American Express Co.	3.400%	2/22/24	1,000	1,047
	American Express Co.	2.500%	7/30/24	1,065	1,100
	American Express Co.	3.000%	10/30/24	1,200	1,258
	American Express Co.	3.625%	12/5/24	1,404	1,500
	American Express Co.	4.200%	11/6/25	1,212	1,334
[11]	American Express Co.	3.300%	5/3/27	1,960	2,102
	American Express Co.	4.050%	12/3/42	621	737
[7]	American Express Credit Corp.	2.700%	3/3/22	1,350	1,352
	American Financial Group Inc.	3.500%	8/15/26	250	267
	American Financial Group Inc.	5.250%	4/2/30	356	426
	American Financial Group Inc.	4.500%	6/15/47	500	594
	American International Group Inc.	4.125%	2/15/24	650	690
	American International Group Inc.	2.500%	6/30/25	1,805	1,863
	American International Group Inc.	3.750%	7/10/25	950	1,019
	American International Group Inc.	3.900%	4/1/26	1,000	1,086
	American International Group Inc.	4.200%	4/1/28	750	839
	American International Group Inc.	4.250%	3/15/29	500	571
	American International Group Inc.	3.400%	6/30/30	2,230	2,418
	American International Group Inc.	3.875%	1/15/35	800	889
	American International Group Inc.	4.700%	7/10/35	325	388
	American International Group Inc.	6.250%	5/1/36	600	832
	American International Group Inc.	4.500%	7/16/44	2,125	2,619
	American International Group Inc.	4.800%	7/10/45	1,000	1,269
	American International Group Inc.	4.750%	4/1/48	545	699

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	American International Group Inc.	5.750%	4/1/48	525	591
	American International Group Inc.	4.375%	6/30/50	500	623
	American International Group Inc.	4.375%	1/15/55	950	1,169
[7]	American International Group Inc.	8.175%	5/15/58	400	588
	Ameriprise Financial Inc.	4.000%	10/15/23	1,575	1,660
	Ameriprise Financial Inc.	3.700%	10/15/24	350	374
	Ameriprise Financial Inc.	3.000%	4/2/25	3,459	3,613
[7]	Aon Corp.	8.205%	1/1/27	150	189
	Aon Corp.	4.500%	12/15/28	600	684
	Aon Corp.	3.750%	5/2/29	380	417
	Aon Corp.	2.800%	5/15/30	1,620	1,670
	Aon Corp.	2.050%	8/23/31	750	729
	Aon Corp.	6.250%	9/30/40	150	216
	Aon Corp.	2.900%	8/23/51	1,000	964
	Aon plc	4.000%	11/27/23	100	105
	Aon plc	3.500%	6/14/24	575	605
	Aon plc	3.875%	12/15/25	300	325
	Aon plc	4.600%	6/14/44	625	770
	Aon plc	4.750%	5/15/45	695	867
	Arch Capital Finance LLC	4.011%	12/15/26	799	878
	Arch Capital Finance LLC	5.031%	12/15/46	100	130
	Arch Capital Group Ltd.	7.350%	5/1/34	500	721
	Arch Capital Group Ltd.	3.635%	6/30/50	975	1,044
	Arch Capital Group US Inc.	5.144%	11/1/43	275	358
	Ares Capital Corp.	3.500%	2/10/23	600	614
	Ares Capital Corp.	4.200%	6/10/24	825	872
	Ares Capital Corp.	4.250%	3/1/25	480	508
	Ares Capital Corp.	3.250%	7/15/25	967	1,003
	Ares Capital Corp.	3.875%	1/15/26	1,000	1,055
	Ares Capital Corp.	2.150%	7/15/26	1,320	1,304
	Ares Capital Corp.	3.200%	11/15/31	500	491
	Arthur J Gallagher & Co.	2.400%	11/9/31	500	493
	Arthur J Gallagher & Co.	3.500%	5/20/51	500	526
	Arthur J Gallagher & Co.	3.050%	3/9/52	500	485
	Aspen Insurance Holdings Ltd.	4.650%	11/15/23	1,875	1,989
	Assurant Inc.	4.200%	9/27/23	100	105
	Assurant Inc.	4.900%	3/27/28	400	458
	Assurant Inc.	6.750%	2/15/34	92	120
	Assured Guaranty US Holdings Inc.	5.000%	7/1/24	262	284
	Assured Guaranty US Holdings Inc.	3.150%	6/15/31	500	523
	Assured Guaranty US Holdings Inc.	3.600%	9/15/51	500	521
	Athene Holding Ltd.	4.125%	1/12/28	835	914
	Athene Holding Ltd.	6.150%	4/3/30	900	1,113
	Athene Holding Ltd.	3.500%	1/15/31	4,500	4,749
	Athene Holding Ltd.	3.950%	5/25/51	500	548
	Athene Holding Ltd.	3.450%	5/15/52	500	503
[7]	Australia & New Zealand Banking Group Ltd.	2.625%	11/9/22	1,750	1,781
[7]	Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	250	272
	AXA SA	8.600%	12/15/30	1,080	1,565
	AXIS Specialty Finance LLC	3.900%	7/15/29	1,840	2,007
[7]	AXIS Specialty Finance LLC	4.900%	1/15/40	250	262
	AXIS Specialty Finance plc	4.000%	12/6/27	1,500	1,634
	Bain Capital Specialty Finance Inc.	2.550%	10/13/26	500	486
	Banco Santander SA	3.848%	4/12/23	1,200	1,242
	Banco Santander SA	2.706%	6/27/24	400	414

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Banco Santander SA	5.179%	11/19/25	1,300	1,445
	Banco Santander SA	1.849%	3/25/26	1,000	994
	Banco Santander SA	4.250%	4/11/27	2,000	2,199
	Banco Santander SA	3.800%	2/23/28	200	217
	Banco Santander SA	4.379%	4/12/28	1,200	1,344
	Banco Santander SA	3.306%	6/27/29	500	531
	Banco Santander SA	3.490%	5/28/30	1,000	1,059
	Banco Santander SA	2.749%	12/3/30	600	587
	Banco Santander SA	2.958%	3/25/31	1,000	1,020
[7]	Bank of America Corp.	3.300%	1/11/23	925	950
	Bank of America Corp.	4.100%	7/24/23	1,425	1,498
[7]	Bank of America Corp.	3.004%	12/20/23	11,530	11,769
[7]	Bank of America Corp.	3.550%	3/5/24	3,535	3,641
[7]	Bank of America Corp.	0.523%	6/14/24	4,000	3,973
[7]	Bank of America Corp.	3.864%	7/23/24	625	651
[7]	Bank of America Corp.	4.200%	8/26/24	3,025	3,241
[7]	Bank of America Corp.	0.810%	10/24/24	2,500	2,483
[7]	Bank of America Corp.	4.000%	1/22/25	4,240	4,534
[7]	Bank of America Corp.	3.950%	4/21/25	3,036	3,246
	Bank of America Corp.	0.976%	4/22/25	2,000	1,984
[7]	Bank of America Corp.	0.981%	9/25/25	500	494
[7]	Bank of America Corp.	3.093%	10/1/25	2,500	2,603
[7]	Bank of America Corp.	2.456%	10/22/25	2,175	2,234
[7]	Bank of America Corp.	1.530%	12/6/25	5,250	5,263
[7]	Bank of America Corp.	3.366%	1/23/26	1,300	1,369
[7]	Bank of America Corp.	4.450%	3/3/26	7,252	7,991
[7]	Bank of America Corp.	3.500%	4/19/26	830	894
[7]	Bank of America Corp.	1.319%	6/19/26	11,450	11,331
[7]	Bank of America Corp.	4.250%	10/22/26	1,500	1,656
[7]	Bank of America Corp.	1.197%	10/24/26	2,000	1,961
[7]	Bank of America Corp.	1.658%	3/11/27	3,500	3,475
[7]	Bank of America Corp.	3.559%	4/23/27	2,275	2,434
	Bank of America Corp.	1.734%	7/22/27	2,500	2,481
[7]	Bank of America Corp.	3.248%	10/21/27	2,225	2,372
[7]	Bank of America Corp.	3.824%	1/20/28	450	488
[7]	Bank of America Corp.	3.705%	4/24/28	1,400	1,520
[7]	Bank of America Corp.	3.593%	7/21/28	3,008	3,238
[7]	Bank of America Corp.	3.419%	12/20/28	6,357	6,794
[7]	Bank of America Corp.	3.970%	3/5/29	1,425	1,560
[7]	Bank of America Corp.	2.087%	6/14/29	6,000	5,965
[7]	Bank of America Corp.	4.271%	7/23/29	6,175	6,884
[7]	Bank of America Corp.	3.974%	2/7/30	500	551
[7]	Bank of America Corp.	3.194%	7/23/30	2,000	2,109
[7]	Bank of America Corp.	2.884%	10/22/30	4,175	4,309
[7]	Bank of America Corp.	2.496%	2/13/31	175	176
[7]	Bank of America Corp.	2.592%	4/29/31	6,000	6,058
[7]	Bank of America Corp.	1.922%	10/24/31	3,000	2,875
[7]	Bank of America Corp.	2.651%	3/11/32	1,500	1,519
	Bank of America Corp.	2.687%	4/22/32	4,575	4,647
	Bank of America Corp.	2.299%	7/21/32	7,500	7,365
	Bank of America Corp.	2.572%	10/20/32	1,000	1,005
	Bank of America Corp.	2.482%	9/21/36	1,500	1,452
	Bank of America Corp.	6.110%	1/29/37	2,010	2,705
[7]	Bank of America Corp.	4.244%	4/24/38	2,600	3,046
	Bank of America Corp.	7.750%	5/14/38	2,075	3,254

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Bank of America Corp.	4.078%	4/23/40	1,425	1,634
[7]	Bank of America Corp.	2.676%	6/19/41	4,450	4,278
[7]	Bank of America Corp.	5.875%	2/7/42	1,350	1,912
	Bank of America Corp.	3.311%	4/22/42	3,500	3,678
[7]	Bank of America Corp.	5.000%	1/21/44	1,950	2,563
[7]	Bank of America Corp.	4.875%	4/1/44	550	716
[7]	Bank of America Corp.	4.750%	4/21/45	350	436
[7]	Bank of America Corp.	4.443%	1/20/48	2,675	3,321
[7]	Bank of America Corp.	3.946%	1/23/49	1,175	1,371
[7]	Bank of America Corp.	4.330%	3/15/50	700	867
[7]	Bank of America Corp.	4.083%	3/20/51	5,500	6,610
[7]	Bank of America Corp.	2.831%	10/24/51	2,000	1,961
[7]	Bank of America Corp.	3.483%	3/13/52	1,000	1,102
	Bank of America Corp.	2.972%	7/21/52	1,500	1,506
[7]	Bank of America NA	6.000%	10/15/36	600	820
[7]	Bank of Montreal	2.900%	3/26/22	2,350	2,364
	Bank of Montreal	0.450%	12/8/23	500	495
[7]	Bank of Montreal	3.300%	2/5/24	1,000	1,046
[7]	Bank of Montreal	2.500%	6/28/24	800	826
[7]	Bank of Montreal	0.625%	7/9/24	675	666
[7]	Bank of Montreal	1.850%	5/1/25	820	833
[7]	Bank of Montreal	0.949%	1/22/27	1,000	971
[7]	Bank of Montreal	4.338%	10/5/28	400	420
[7]	Bank of Montreal	3.803%	12/15/32	1,600	1,713
[7]	Bank of New York Mellon Corp.	1.850%	1/27/23	375	380
[7]	Bank of New York Mellon Corp.	2.950%	1/29/23	850	869
[7]	Bank of New York Mellon Corp.	3.500%	4/28/23	625	648
[7]	Bank of New York Mellon Corp.	3.450%	8/11/23	525	547
[7]	Bank of New York Mellon Corp.	2.200%	8/16/23	825	843
[7]	Bank of New York Mellon Corp.	3.650%	2/4/24	900	948
[7]	Bank of New York Mellon Corp.	3.250%	9/11/24	600	632
[7]	Bank of New York Mellon Corp.	3.950%	11/18/25	742	810
[7]	Bank of New York Mellon Corp.	2.800%	5/4/26	3,561	3,739
[7]	Bank of New York Mellon Corp.	2.450%	8/17/26	969	1,007
[7]	Bank of New York Mellon Corp.	3.250%	5/16/27	1,500	1,618
[7]	Bank of New York Mellon Corp.	3.400%	1/29/28	600	651
[7]	Bank of New York Mellon Corp.	3.442%	2/7/28	1,200	1,295
[7]	Bank of New York Mellon Corp.	3.000%	10/30/28	1,000	1,060
[7]	Bank of New York Mellon Corp.	3.300%	8/23/29	500	538
	Bank of Nova Scotia	2.375%	1/18/23	2,250	2,290
	Bank of Nova Scotia	1.950%	2/1/23	1,825	1,849
	Bank of Nova Scotia	1.625%	5/1/23	1,000	1,011
	Bank of Nova Scotia	0.400%	9/15/23	1,000	993
	Bank of Nova Scotia	3.400%	2/11/24	500	524
	Bank of Nova Scotia	0.650%	7/31/24	550	543
	Bank of Nova Scotia	2.200%	2/3/25	3,575	3,662
	Bank of Nova Scotia	1.300%	6/11/25	3,000	2,985
	Bank of Nova Scotia	4.500%	12/16/25	1,250	1,376
	Bank of Nova Scotia	2.700%	8/3/26	725	757
	Bank of Nova Scotia	1.300%	9/15/26	1,000	982
	BankUnited Inc.	4.875%	11/17/25	219	241
	Barclays plc	3.684%	1/10/23	950	950
[7]	Barclays plc	4.338%	5/16/24	1,000	1,042
	Barclays plc	1.007%	12/10/24	1,300	1,290
	Barclays plc	3.650%	3/16/25	3,000	3,172

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Barclays plc	3.932%	5/7/25	800	842
	Barclays plc	4.375%	1/12/26	1,200	1,311
[7]	Barclays plc	2.852%	5/7/26	2,025	2,087
	Barclays plc	5.200%	5/12/26	1,260	1,410
	Barclays plc	4.337%	1/10/28	1,000	1,095
	Barclays plc	4.836%	5/9/28	4,750	5,222
[7]	Barclays plc	4.972%	5/16/29	1,000	1,144
[7]	Barclays plc	5.088%	6/20/30	2,975	3,368
	Barclays plc	2.645%	6/24/31	1,000	998
	Barclays plc	2.667%	3/10/32	1,750	1,736
	Barclays plc	3.564%	9/23/35	700	717
	Barclays plc	5.250%	8/17/45	500	664
	Barclays plc	4.950%	1/10/47	1,300	1,684
	Berkshire Hathaway Finance Corp.	1.850%	3/12/30	1,500	1,488
	Berkshire Hathaway Finance Corp.	5.750%	1/15/40	130	185
	Berkshire Hathaway Finance Corp.	4.400%	5/15/42	600	735
	Berkshire Hathaway Finance Corp.	4.300%	5/15/43	550	661
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	2,000	2,429
	Berkshire Hathaway Finance Corp.	4.250%	1/15/49	1,810	2,221
	Berkshire Hathaway Finance Corp.	2.850%	10/15/50	2,185	2,158
	Berkshire Hathaway Finance Corp.	2.500%	1/15/51	500	465
	Berkshire Hathaway Inc.	3.000%	2/11/23	225	231
	Berkshire Hathaway Inc.	2.750%	3/15/23	1,675	1,711
	Berkshire Hathaway Inc.	3.125%	3/15/26	3,231	3,452
	Berkshire Hathaway Inc.	4.500%	2/11/43	825	1,020
	BGC Partners Inc.	3.750%	10/1/24	425	443
	BlackRock Inc.	3.500%	3/18/24	700	740
	BlackRock Inc.	3.200%	3/15/27	550	594
	BlackRock Inc.	3.250%	4/30/29	1,000	1,089
	BlackRock Inc.	2.400%	4/30/30	1,250	1,284
	BlackRock Inc.	1.900%	1/28/31	915	902
	BlackRock Inc.	2.100%	2/25/32	950	943
[11]	Blackstone Private Credit Fund	2.625%	12/15/26	1,442	1,407
[11]	Blackstone Private Credit Fund	3.250%	3/15/27	725	726
	Blackstone Secured Lending Fund	3.650%	7/14/23	500	515
	Blackstone Secured Lending Fund	3.625%	1/15/26	500	527
	Blackstone Secured Lending Fund	2.750%	9/16/26	500	500
[11]	Blackstone Secured Lending Fund	2.850%	9/30/28	750	732
[7]	BNP Paribas SA	3.250%	3/3/23	375	386
[7]	BNP Paribas SA	4.250%	10/15/24	500	539
[11]	BNP Paribas SA	3.052%	1/13/31	1,175	1,211
[11]	BPCE SA	3.000%	5/22/22	1,000	1,010
	BPCE SA	4.000%	4/15/24	1,200	1,278
[7]	BPCE SA	3.375%	12/2/26	250	268
	Brighthouse Financial Inc.	5.625%	5/15/30	500	597
	Brighthouse Financial Inc.	4.700%	6/22/47	487	535
	Brighthouse Financial Inc.	3.850%	12/22/51	500	496
	Brookfield Asset Management Inc.	4.000%	1/15/25	658	704
	Brookfield Finance Inc.	4.000%	4/1/24	725	766
	Brookfield Finance Inc.	4.250%	6/2/26	150	165
	Brookfield Finance Inc.	3.900%	1/25/28	500	549
	Brookfield Finance Inc.	4.850%	3/29/29	600	692
	Brookfield Finance Inc.	4.350%	4/15/30	320	361
	Brookfield Finance Inc.	2.724%	4/15/31	1,200	1,212
	Brookfield Finance Inc.	4.700%	9/20/47	750	923

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Brookfield Finance LLC	3.450%	4/15/50	1,200	1,243
	Brown & Brown Inc.	4.200%	9/15/24	400	427
	Brown & Brown Inc.	4.500%	3/15/29	275	311
	Brown & Brown Inc.	2.375%	3/15/31	1,000	980
	Canadian Imperial Bank of Commerce	0.450%	6/22/23	1,000	993
	Canadian Imperial Bank of Commerce	0.950%	6/23/23	1,000	1,001
[7]	Canadian Imperial Bank of Commerce	3.500%	9/13/23	1,000	1,045
	Canadian Imperial Bank of Commerce	0.500%	12/14/23	1,100	1,087
	Canadian Imperial Bank of Commerce	3.100%	4/2/24	800	835
	Canadian Imperial Bank of Commerce	1.000%	10/18/24	750	743
	Canadian Imperial Bank of Commerce	2.250%	1/28/25	190	194
	Canadian Imperial Bank of Commerce	0.950%	10/23/25	500	489
	Canadian Imperial Bank of Commerce	1.250%	6/22/26	1,050	1,024
	Capital One Bank USA NA	3.375%	2/15/23	1,140	1,171
[7]	Capital One Bank USA NA	2.280%	1/28/26	750	765
	Capital One Financial Corp.	3.050%	3/9/22	675	677
	Capital One Financial Corp.	3.200%	1/30/23	2,000	2,049
	Capital One Financial Corp.	3.500%	6/15/23	82	85
	Capital One Financial Corp.	3.900%	1/29/24	250	263
	Capital One Financial Corp.	3.750%	4/24/24	2,575	2,715
	Capital One Financial Corp.	3.300%	10/30/24	4,050	4,269
	Capital One Financial Corp.	4.250%	4/30/25	502	543
	Capital One Financial Corp.	4.200%	10/29/25	500	544
	Capital One Financial Corp.	3.750%	7/28/26	250	268
	Capital One Financial Corp.	3.750%	3/9/27	1,075	1,166
	Capital One Financial Corp.	3.650%	5/11/27	1,750	1,889
	Capital One Financial Corp.	1.878%	11/2/27	1,790	1,782
	Capital One Financial Corp.	3.800%	1/31/28	2,000	2,178
	Cboe Global Markets Inc.	3.650%	1/12/27	1,290	1,399
	Cboe Global Markets Inc.	1.625%	12/15/30	500	475
	Charles Schwab Corp.	3.225%	9/1/22	1,225	1,246
	Charles Schwab Corp.	2.650%	1/25/23	400	408
	Charles Schwab Corp.	3.550%	2/1/24	420	441
	Charles Schwab Corp.	4.200%	3/24/25	1,000	1,088
	Charles Schwab Corp.	3.625%	4/1/25	669	713
	Charles Schwab Corp.	3.850%	5/21/25	100	108
	Charles Schwab Corp.	0.900%	3/11/26	1,000	977
	Charles Schwab Corp.	1.150%	5/13/26	3,000	2,962
	Charles Schwab Corp.	3.200%	3/2/27	1,100	1,178
	Charles Schwab Corp.	3.300%	4/1/27	700	751
	Charles Schwab Corp.	3.200%	1/25/28	400	430
	Charles Schwab Corp.	4.000%	2/1/29	440	494
	Charles Schwab Corp.	3.250%	5/22/29	475	510
	Charles Schwab Corp.	2.750%	10/1/29	300	314
	Charles Schwab Corp.	2.300%	5/13/31	1,000	1,010
	Charles Schwab Corp.	1.950%	12/1/31	1,550	1,522
	Chubb Corp.	6.000%	5/11/37	375	533
[7]	Chubb Corp.	6.500%	5/15/38	1,322	1,974
	Chubb INA Holdings Inc.	2.875%	11/3/22	1,085	1,102
	Chubb INA Holdings Inc.	2.700%	3/13/23	350	358
	Chubb INA Holdings Inc.	3.350%	5/15/24	275	290
	Chubb INA Holdings Inc.	3.150%	3/15/25	1,164	1,231
	Chubb INA Holdings Inc.	3.350%	5/3/26	2,200	2,363
	Chubb INA Holdings Inc.	1.375%	9/15/30	2,500	2,354
	Chubb INA Holdings Inc.	6.700%	5/15/36	180	264

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chubb INA Holdings Inc.	4.150%	3/13/43	225	270
	Chubb INA Holdings Inc.	4.350%	11/3/45	800	994
	Chubb INA Holdings Inc.	2.850%	12/15/51	500	503
	Chubb INA Holdings Inc.	3.050%	12/15/61	1,000	1,021
	CI Financial Corp.	3.200%	12/17/30	2,000	2,056
[7]	Cincinnati Financial Corp.	6.920%	5/15/28	300	385
	Cincinnati Financial Corp.	6.125%	11/1/34	275	374
	Citigroup Inc.	3.500%	5/15/23	450	465
	Citigroup Inc.	3.875%	10/25/23	2,575	2,714
	Citigroup Inc.	3.750%	6/16/24	2,975	3,158
	Citigroup Inc.	4.000%	8/5/24	725	772
	Citigroup Inc.	0.776%	10/30/24	2,000	1,987
	Citigroup Inc.	3.875%	3/26/25	3,544	3,778
	Citigroup Inc.	3.300%	4/27/25	275	292
	Citigroup Inc.	0.981%	5/1/25	1,450	1,440
	Citigroup Inc.	4.400%	6/10/25	1,975	2,152
	Citigroup Inc.	5.500%	9/13/25	1,000	1,131
	Citigroup Inc.	1.281%	11/3/25	1,500	1,497
	Citigroup Inc.	3.700%	1/12/26	400	432
	Citigroup Inc.	4.600%	3/9/26	975	1,077
[7]	Citigroup Inc.	3.106%	4/8/26	5,750	6,028
	Citigroup Inc.	3.400%	5/1/26	750	804
	Citigroup Inc.	3.200%	10/21/26	3,000	3,180
	Citigroup Inc.	4.300%	11/20/26	775	858
	Citigroup Inc.	4.450%	9/29/27	3,450	3,847
[7]	Citigroup Inc.	3.887%	1/10/28	2,075	2,250
	Citigroup Inc.	6.625%	1/15/28	800	999
[7]	Citigroup Inc.	3.668%	7/24/28	2,675	2,885
	Citigroup Inc.	4.125%	7/25/28	425	467
[7]	Citigroup Inc.	3.520%	10/27/28	2,760	2,960
[7]	Citigroup Inc.	3.980%	3/20/30	2,000	2,206
[7]	Citigroup Inc.	2.976%	11/5/30	1,175	1,221
[7]	Citigroup Inc.	2.666%	1/29/31	175	178
[7]	Citigroup Inc.	4.412%	3/31/31	8,750	9,998
[7]	Citigroup Inc.	2.572%	6/3/31	2,500	2,521
	Citigroup Inc.	6.625%	6/15/32	750	994
	Citigroup Inc.	2.520%	11/3/32	2,000	2,001
	Citigroup Inc.	5.875%	2/22/33	200	254
	Citigroup Inc.	6.000%	10/31/33	525	680
	Citigroup Inc.	6.125%	8/25/36	1,699	2,313
[7]	Citigroup Inc.	3.878%	1/24/39	1,100	1,248
	Citigroup Inc.	8.125%	7/15/39	1,099	1,865
[7]	Citigroup Inc.	5.316%	3/26/41	4,950	6,520
	Citigroup Inc.	5.875%	1/30/42	800	1,131
	Citigroup Inc.	6.675%	9/13/43	500	752
	Citigroup Inc.	5.300%	5/6/44	750	981
	Citigroup Inc.	4.650%	7/30/45	1,200	1,516
	Citigroup Inc.	4.750%	5/18/46	825	1,021
	Citigroup Inc.	4.650%	7/23/48	1,480	1,907
[7]	Citizens Bank NA	3.700%	3/29/23	250	258
[7]	Citizens Bank NA	3.750%	2/18/26	500	539
	Citizens Financial Group Inc.	2.850%	7/27/26	2,231	2,326
	Citizens Financial Group Inc.	2.500%	2/6/30	450	452
	Citizens Financial Group Inc.	4.300%	2/11/31	825	865
	Citizens Financial Group Inc.	2.638%	9/30/32	180	178

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CME Group Inc.	3.000%	3/15/25	133	140
	CME Group Inc.	3.750%	6/15/28	300	333
	CME Group Inc.	5.300%	9/15/43	720	1,003
	CME Group Inc.	4.150%	6/15/48	500	646
	CNA Financial Corp.	3.950%	5/15/24	895	945
	CNA Financial Corp.	3.450%	8/15/27	400	431
	CNA Financial Corp.	3.900%	5/1/29	800	886
	CNO Financial Group Inc.	5.250%	5/30/25	500	553
[7]	Comerica Bank	4.000%	7/27/25	578	624
	Comerica Inc.	3.700%	7/31/23	750	781
	Cooperatieve Rabobank UA	0.375%	1/12/24	1,000	988
[7]	Cooperatieve Rabobank UA	3.375%	5/21/25	1,815	1,936
	Cooperatieve Rabobank UA	4.375%	8/4/25	802	870
[7]	Cooperatieve Rabobank UA	3.750%	7/21/26	1,800	1,937
	Cooperatieve Rabobank UA	5.750%	12/1/43	750	1,046
	Cooperatieve Rabobank UA	5.250%	8/4/45	3,250	4,335
	Credit Suisse AG	0.495%	2/2/24	500	494
[7]	Credit Suisse AG	3.625%	9/9/24	2,325	2,466
	Credit Suisse AG	1.250%	8/7/26	800	780
[11]	Credit Suisse Group AG	3.574%	1/9/23	1,175	1,175
	Credit Suisse Group AG	3.800%	6/9/23	2,335	2,420
	Credit Suisse Group AG	3.750%	3/26/25	1,500	1,593
	Credit Suisse Group AG	4.550%	4/17/26	3,390	3,733
[11]	Credit Suisse Group AG	4.194%	4/1/31	1,000	1,103
	Credit Suisse Group AG	4.875%	5/15/45	2,450	3,099
	Credit Suisse USA Inc.	7.125%	7/15/32	465	662
[7]	Deutsche Bank AG	3.300%	11/16/22	2,500	2,551
	Deutsche Bank AG	3.950%	2/27/23	1,300	1,341
[7]	Deutsche Bank AG	0.962%	11/8/23	950	948
[7]	Deutsche Bank AG	3.700%	5/30/24	775	812
[7]	Deutsche Bank AG	3.961%	11/26/25	1,500	1,587
[7]	Deutsche Bank AG	4.100%	1/13/26	400	428
	Deutsche Bank AG	1.686%	3/19/26	1,500	1,496
	Deutsche Bank AG	2.129%	11/24/26	1,600	1,598
	Deutsche Bank AG	2.311%	11/16/27	500	500
[7]	Deutsche Bank AG	3.547%	9/18/31	500	527
	Deutsche Bank AG	3.035%	5/28/32	1,500	1,511
[7]	Discover Bank	3.350%	2/6/23	600	614
[7]	Discover Bank	4.200%	8/8/23	500	525
	Discover Bank	2.450%	9/12/24	600	614
[7]	Discover Bank	4.250%	3/13/26	2,043	2,231
[7]	Discover Bank	3.450%	7/27/26	1,455	1,541
[7]	Discover Bank	4.682%	8/9/28	425	444
[7]	Discover Bank	4.650%	9/13/28	500	568
[7]	Discover Bank	2.700%	2/6/30	400	405
	Discover Financial Services	3.850%	11/21/22	225	231
	Discover Financial Services	3.950%	11/6/24	350	373
	Discover Financial Services	3.750%	3/4/25	953	1,009
	Discover Financial Services	4.500%	1/30/26	3,183	3,486
	Discover Financial Services	4.100%	2/9/27	1,175	1,279
	E*TRADE Financial Corp.	3.800%	8/24/27	325	353
	E*TRADE Financial Corp.	4.500%	6/20/28	330	372
	Eaton Vance Corp.	3.625%	6/15/23	225	233
	Eaton Vance Corp.	3.500%	4/6/27	300	322
	Enstar Group Ltd.	4.950%	6/1/29	680	760

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Equitable Holdings Inc.	3.900%	4/20/23	258	267
	Equitable Holdings Inc.	7.000%	4/1/28	600	756
	Equitable Holdings Inc.	4.350%	4/20/28	4,460	4,997
	Equitable Holdings Inc.	5.000%	4/20/48	1,200	1,502
	Everest Reinsurance Holdings Inc.	4.868%	6/1/44	300	377
	Everest Reinsurance Holdings Inc.	3.500%	10/15/50	500	526
	Everest Reinsurance Holdings Inc.	3.125%	10/15/52	1,250	1,225
	Fairfax Financial Holdings Ltd.	4.850%	4/17/28	400	446
	Fairfax Financial Holdings Ltd.	4.625%	4/29/30	600	672
	Fairfax Financial Holdings Ltd.	3.375%	3/3/31	1,000	1,030
	Fidelity National Financial Inc.	3.400%	6/15/30	500	529
	Fidelity National Financial Inc.	2.450%	3/15/31	750	740
	Fidelity National Financial Inc.	3.200%	9/17/51	1,000	960
	Fifth Third Bancorp	3.500%	3/15/22	950	953
	Fifth Third Bancorp	4.300%	1/16/24	475	502
	Fifth Third Bancorp	3.650%	1/25/24	500	524
	Fifth Third Bancorp	2.375%	1/28/25	1,823	1,871
	Fifth Third Bancorp	2.550%	5/5/27	1,500	1,551
	Fifth Third Bancorp	1.707%	11/1/27	500	494
	Fifth Third Bancorp	3.950%	3/14/28	300	331
	Fifth Third Bancorp	8.250%	3/1/38	710	1,165
[7]	Fifth Third Bank NA	1.800%	1/30/23	315	318
[7]	Fifth Third Bank NA	3.950%	7/28/25	625	680
[7]	Fifth Third Bank NA	3.850%	3/15/26	1,500	1,620
[7]	Fifth Third Bank NA	2.250%	2/1/27	1,165	1,192
	First American Financial Corp.	4.600%	11/15/24	220	239
	First American Financial Corp.	2.400%	8/15/31	600	588
[7]	First Republic Bank	1.912%	2/12/24	500	505
[7]	First Republic Bank	4.375%	8/1/46	200	240
[7]	First Republic Bank	4.625%	2/13/47	375	472
	Franklin Resources Inc.	2.850%	3/30/25	250	262
	Franklin Resources Inc.	1.600%	10/30/30	500	472
	Franklin Resources Inc.	2.950%	8/12/51	500	485
	FS KKR Capital Corp.	4.625%	7/15/24	100	105
	FS KKR Capital Corp.	4.125%	2/1/25	1,000	1,047
	FS KKR Capital Corp.	3.400%	1/15/26	1,580	1,611
	GATX Corp.	3.250%	3/30/25	375	392
	GATX Corp.	3.850%	3/30/27	250	270
	GATX Corp.	3.500%	3/15/28	200	214
	GATX Corp.	4.550%	11/7/28	600	684
	GATX Corp.	4.700%	4/1/29	275	317
	GATX Corp.	4.000%	6/30/30	460	509
	GATX Corp.	1.900%	6/1/31	500	475
	GATX Corp.	5.200%	3/15/44	150	190
	GATX Corp.	4.500%	3/30/45	150	174
	GATX Corp.	3.100%	6/1/51	500	487
	GE Capital Funding LLC	3.450%	5/15/25	2,320	2,432
	GE Capital Funding LLC	4.550%	5/15/32	700	827
	GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/35	8,342	10,005
	Globe Life Inc.	4.550%	9/15/28	385	438
	Globe Life Inc.	2.150%	8/15/30	500	493
	Goldman Sachs BDC Inc.	2.875%	1/15/26	500	512
	Goldman Sachs Capital I	6.345%	2/15/34	975	1,346
	Goldman Sachs Group Inc.	3.625%	1/22/23	1,725	1,775

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Goldman Sachs Group Inc.	0.481%	1/27/23	3,500	3,490
	Goldman Sachs Group Inc.	3.200%	2/23/23	2,805	2,876
	Goldman Sachs Group Inc.	0.523%	3/8/23	1,500	1,496
	Goldman Sachs Group Inc.	1.217%	12/6/23	3,200	3,207
	Goldman Sachs Group Inc.	3.625%	2/20/24	5,000	5,244
	Goldman Sachs Group Inc.	4.000%	3/3/24	1,750	1,856
	Goldman Sachs Group Inc.	0.673%	3/8/24	5,000	4,980
	Goldman Sachs Group Inc.	0.925%	10/21/24	3,400	3,386
	Goldman Sachs Group Inc.	3.500%	1/23/25	4,929	5,199
	Goldman Sachs Group Inc.	3.500%	4/1/25	1,000	1,058
	Goldman Sachs Group Inc.	3.750%	5/22/25	1,000	1,067
	Goldman Sachs Group Inc.	3.750%	2/25/26	2,450	2,636
[7]	Goldman Sachs Group Inc.	1.093%	12/9/26	2,000	1,949
	Goldman Sachs Group Inc.	5.950%	1/15/27	1,030	1,215
	Goldman Sachs Group Inc.	3.850%	1/26/27	1,100	1,184
	Goldman Sachs Group Inc.	1.431%	3/9/27	2,000	1,959
	Goldman Sachs Group Inc.	1.948%	10/21/27	7,000	6,977
[7]	Goldman Sachs Group Inc.	3.691%	6/5/28	6,050	6,530
[7]	Goldman Sachs Group Inc.	3.814%	4/23/29	1,200	1,306
[7]	Goldman Sachs Group Inc.	4.223%	5/1/29	2,150	2,389
	Goldman Sachs Group Inc.	2.600%	2/7/30	1,000	1,017
	Goldman Sachs Group Inc.	3.800%	3/15/30	6,425	7,066
	Goldman Sachs Group Inc.	1.992%	1/27/32	2,200	2,106
	Goldman Sachs Group Inc.	2.615%	4/22/32	3,000	3,015
	Goldman Sachs Group Inc.	2.383%	7/21/32	3,000	2,954
	Goldman Sachs Group Inc.	2.650%	10/21/32	3,400	3,423
	Goldman Sachs Group Inc.	6.450%	5/1/36	2,975	4,063
	Goldman Sachs Group Inc.	6.750%	10/1/37	3,620	5,133
[7]	Goldman Sachs Group Inc.	4.017%	10/31/38	2,230	2,550
[7]	Goldman Sachs Group Inc.	4.411%	4/23/39	1,500	1,789
	Goldman Sachs Group Inc.	6.250%	2/1/41	2,090	3,036
	Goldman Sachs Group Inc.	3.210%	4/22/42	3,120	3,230
[7]	Goldman Sachs Group Inc.	4.800%	7/8/44	1,710	2,182
	Goldman Sachs Group Inc.	5.150%	5/22/45	2,075	2,693
	Goldman Sachs Group Inc.	4.750%	10/21/45	525	676
	Golub Capital BDC Inc.	2.500%	8/24/26	684	673
	Hanover Insurance Group Inc.	4.500%	4/15/26	270	296
	Hartford Financial Services Group Inc.	2.800%	8/19/29	500	518
	Hartford Financial Services Group Inc.	6.100%	10/1/41	600	841
	Hartford Financial Services Group Inc.	4.300%	4/15/43	500	586
	Hartford Financial Services Group Inc.	3.600%	8/19/49	500	547
	Hartford Financial Services Group Inc.	2.900%	9/15/51	700	689
[7]	HSBC Bank USA NA	7.000%	1/15/39	650	1,010
[7]	HSBC Holdings plc	3.262%	3/13/23	3,525	3,541
	HSBC Holdings plc	3.600%	5/25/23	1,525	1,582
	HSBC Holdings plc	4.250%	3/14/24	1,000	1,056
[7]	HSBC Holdings plc	3.950%	5/18/24	2,100	2,179
	HSBC Holdings plc	0.732%	8/17/24	1,000	991
	HSBC Holdings plc	1.162%	11/22/24	3,575	3,564
[7]	HSBC Holdings plc	3.803%	3/11/25	2,800	2,940
[7]	HSBC Holdings plc	2.633%	11/7/25	200	205
	HSBC Holdings plc	4.300%	3/8/26	3,570	3,907
[7]	HSBC Holdings plc	1.645%	4/18/26	3,000	2,979
	HSBC Holdings plc	3.900%	5/25/26	1,950	2,106
[7]	HSBC Holdings plc	2.099%	6/4/26	7,135	7,179

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	HSBC Holdings plc	4.292%	9/12/26	3,100	3,348
	HSBC Holdings plc	4.375%	11/23/26	3,000	3,275
	HSBC Holdings plc	1.589%	5/24/27	1,000	977
	HSBC Holdings plc	2.251%	11/22/27	3,575	3,586
[7]	HSBC Holdings plc	4.041%	3/13/28	2,000	2,162
[7]	HSBC Holdings plc	2.013%	9/22/28	8,000	7,833
[7]	HSBC Holdings plc	4.583%	6/19/29	800	896
	HSBC Holdings plc	2.206%	8/17/29	1,000	981
	HSBC Holdings plc	4.950%	3/31/30	3,425	4,016
[7]	HSBC Holdings plc	2.848%	6/4/31	2,000	2,029
[7]	HSBC Holdings plc	2.357%	8/18/31	4,000	3,908
[7]	HSBC Holdings plc	7.625%	5/17/32	400	552
	HSBC Holdings plc	2.871%	11/22/32	3,000	3,027
[7]	HSBC Holdings plc	7.350%	11/27/32	400	535
	HSBC Holdings plc	6.500%	5/2/36	2,485	3,380
	HSBC Holdings plc	6.500%	9/15/37	660	909
	HSBC Holdings plc	6.800%	6/1/38	1,450	2,063
	HSBC Holdings plc	6.100%	1/14/42	1,200	1,719
	HSBC Holdings plc	5.250%	3/14/44	1,700	2,215
	HSBC USA Inc.	3.500%	6/23/24	400	421
	Huntington Bancshares Inc.	2.625%	8/6/24	250	258
	Huntington Bancshares Inc.	4.000%	5/15/25	400	430
	Huntington Bancshares Inc.	2.550%	2/4/30	1,125	1,143
[7]	Huntington National Bank	3.125%	4/1/22	400	402
[7]	Huntington National Bank	2.500%	8/7/22	600	607
	Huntington National Bank	1.800%	2/3/23	1,125	1,135
[7]	Huntington National Bank	3.550%	10/6/23	650	679
[7]	Huntington National Bank	4.270%	11/25/26	450	489
	Industrial & Commercial Bank of China Ltd.	3.538%	11/8/27	750	813
	ING Groep NV	4.100%	10/2/23	1,500	1,578
	ING Groep NV	3.550%	4/9/24	400	420
	ING Groep NV	3.950%	3/29/27	1,300	1,425
	ING Groep NV	4.550%	10/2/28	1,000	1,147
	ING Groep NV	4.050%	4/9/29	610	681
	Intercontinental Exchange Inc.	0.700%	6/15/23	1,800	1,798
	Intercontinental Exchange Inc.	4.000%	10/15/23	290	306
	Intercontinental Exchange Inc.	3.750%	12/1/25	1,100	1,189
	Intercontinental Exchange Inc.	3.100%	9/15/27	200	213
	Intercontinental Exchange Inc.	3.750%	9/21/28	500	553
	Intercontinental Exchange Inc.	2.100%	6/15/30	2,240	2,222
	Intercontinental Exchange Inc.	1.850%	9/15/32	1,000	959
	Intercontinental Exchange Inc.	2.650%	9/15/40	1,500	1,458
	Intercontinental Exchange Inc.	4.250%	9/21/48	600	749
	Intercontinental Exchange Inc.	3.000%	6/15/50	1,035	1,046
	Intercontinental Exchange Inc.	3.000%	9/15/60	1,700	1,681
	International Lease Finance Corp.	5.875%	8/15/22	615	634
	Invesco Finance plc	4.000%	1/30/24	950	1,002
	Invesco Finance plc	3.750%	1/15/26	800	865
	Invesco Finance plc	5.375%	11/30/43	900	1,188
[11]	Jackson Financial Inc.	1.125%	11/22/23	200	200
[11]	Jackson Financial Inc.	3.125%	11/23/31	500	504
[11]	Jackson Financial Inc.	4.000%	11/23/51	500	505
	Janus Capital Group Inc.	4.875%	8/1/25	250	274
	Jefferies Financial Group Inc.	5.500%	10/18/23	475	496
	Jefferies Group LLC	4.850%	1/15/27	600	682

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Jefferies Group LLC	4.150%	1/23/30	1,100	1,221
	Jefferies Group LLC	2.750%	10/15/32	500	497
	Jefferies Group LLC	6.250%	1/15/36	320	425
	Jefferies Group LLC	6.500%	1/20/43	350	485
	JPMorgan Chase & Co.	2.972%	1/15/23	650	651
	JPMorgan Chase & Co.	3.200%	1/25/23	4,375	4,493
[7]	JPMorgan Chase & Co.	3.207%	4/1/23	500	503
[7]	JPMorgan Chase & Co.	2.776%	4/25/23	1,500	1,509
	JPMorgan Chase & Co.	3.375%	5/1/23	1,705	1,760
	JPMorgan Chase & Co.	2.700%	5/18/23	100	102
[7]	JPMorgan Chase & Co.	3.559%	4/23/24	3,130	3,233
	JPMorgan Chase & Co.	3.625%	5/13/24	622	658
[7]	JPMorgan Chase & Co.	1.514%	6/1/24	8,840	8,903
[7]	JPMorgan Chase & Co.	3.797%	7/23/24	725	756
	JPMorgan Chase & Co.	3.875%	9/10/24	2,200	2,341
[7]	JPMorgan Chase & Co.	4.023%	12/5/24	3,000	3,160
	JPMorgan Chase & Co.	3.125%	1/23/25	3,312	3,482
	JPMorgan Chase & Co.	0.563%	2/16/25	1,000	986
[7]	JPMorgan Chase & Co.	3.220%	3/1/25	1,480	1,540
	JPMorgan Chase & Co.	0.824%	6/1/25	3,300	3,262
	JPMorgan Chase & Co.	0.969%	6/23/25	2,000	1,982
	JPMorgan Chase & Co.	3.900%	7/15/25	2,194	2,374
	JPMorgan Chase & Co.	0.768%	8/9/25	1,250	1,232
[7]	JPMorgan Chase & Co.	2.301%	10/15/25	3,000	3,067
	JPMorgan Chase & Co.	1.561%	12/10/25	4,875	4,884
	JPMorgan Chase & Co.	3.300%	4/1/26	2,550	2,720
	JPMorgan Chase & Co.	3.200%	6/15/26	1,125	1,195
	JPMorgan Chase & Co.	2.950%	10/1/26	5,652	5,970
	JPMorgan Chase & Co.	7.625%	10/15/26	3,000	3,777
	JPMorgan Chase & Co.	1.045%	11/19/26	4,000	3,897
	JPMorgan Chase & Co.	4.125%	12/15/26	1,650	1,820
[7]	JPMorgan Chase & Co.	3.960%	1/29/27	2,729	2,954
	JPMorgan Chase & Co.	1.040%	2/4/27	4,500	4,353
	JPMorgan Chase & Co.	1.578%	4/22/27	1,000	988
	JPMorgan Chase & Co.	1.470%	9/22/27	2,000	1,961
	JPMorgan Chase & Co.	3.625%	12/1/27	1,000	1,078
[7]	JPMorgan Chase & Co.	3.782%	2/1/28	3,521	3,814
[7]	JPMorgan Chase & Co.	3.540%	5/1/28	775	834
[7]	JPMorgan Chase & Co.	2.182%	6/1/28	4,950	4,984
[7]	JPMorgan Chase & Co.	3.509%	1/23/29	2,900	3,110
[7]	JPMorgan Chase & Co.	4.005%	4/23/29	1,700	1,878
	JPMorgan Chase & Co.	2.069%	6/1/29	2,000	1,983
[7]	JPMorgan Chase & Co.	3.702%	5/6/30	1,600	1,745
[7]	JPMorgan Chase & Co.	2.739%	10/15/30	2,000	2,052
[7]	JPMorgan Chase & Co.	4.493%	3/24/31	5,675	6,570
[7]	JPMorgan Chase & Co.	2.956%	5/13/31	3,500	3,622
	JPMorgan Chase & Co.	1.764%	11/19/31	1,000	949
	JPMorgan Chase & Co.	1.953%	2/4/32	1,785	1,719
	JPMorgan Chase & Co.	2.580%	4/22/32	4,000	4,050
	JPMorgan Chase & Co.	2.545%	11/8/32	2,725	2,743
	JPMorgan Chase & Co.	6.400%	5/15/38	3,010	4,383
[7]	JPMorgan Chase & Co.	3.882%	7/24/38	1,980	2,243
	JPMorgan Chase & Co.	5.500%	10/15/40	1,375	1,873
[7]	JPMorgan Chase & Co.	3.109%	4/22/41	8,000	8,291
	JPMorgan Chase & Co.	5.400%	1/6/42	1,200	1,632

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	JPMorgan Chase & Co.	3.157%	4/22/42	2,955	3,077
	JPMorgan Chase & Co.	5.625%	8/16/43	2,000	2,781
	JPMorgan Chase & Co.	4.950%	6/1/45	3,250	4,243
[7]	JPMorgan Chase & Co.	4.260%	2/22/48	2,775	3,381
[7]	JPMorgan Chase & Co.	3.964%	11/15/48	3,500	4,098
[7]	JPMorgan Chase & Co.	3.109%	4/22/51	3,275	3,379
	JPMorgan Chase & Co.	3.328%	4/22/52	3,300	3,558
	Kemper Corp.	4.350%	2/15/25	167	179
[7]	KeyBank NA	3.375%	3/7/23	500	515
[7]	KeyBank NA	0.423%	1/3/24	1,945	1,938
[7]	KeyBank NA	3.300%	6/1/25	500	532
[7]	KeyCorp	4.150%	10/29/25	850	930
[7]	KeyCorp	2.250%	4/6/27	750	763
[7]	KeyCorp	4.100%	4/30/28	1,400	1,568
[7]	KeyCorp	2.550%	10/1/29	600	614
	Lazard Group LLC	3.750%	2/13/25	100	106
	Lazard Group LLC	3.625%	3/1/27	1,350	1,448
	Lazard Group LLC	4.500%	9/19/28	425	486
	Legg Mason Inc.	4.750%	3/15/26	425	475
	Legg Mason Inc.	5.625%	1/15/44	450	616
	Lincoln National Corp.	4.000%	9/1/23	225	236
	Lincoln National Corp.	3.350%	3/9/25	212	224
	Lincoln National Corp.	3.625%	12/12/26	250	271
	Lincoln National Corp.	3.800%	3/1/28	850	933
	Lincoln National Corp.	6.300%	10/9/37	1,025	1,431
	Lincoln National Corp.	4.375%	6/15/50	500	606
[7]	Lloyds Banking Group plc	2.858%	3/17/23	975	979
	Lloyds Banking Group plc	4.050%	8/16/23	3,300	3,456
	Lloyds Banking Group plc	3.900%	3/12/24	800	844
	Lloyds Banking Group plc	4.500%	11/4/24	500	539
	Lloyds Banking Group plc	4.450%	5/8/25	500	544
[7]	Lloyds Banking Group plc	3.870%	7/9/25	4,000	4,228
	Lloyds Banking Group plc	4.582%	12/10/25	2,050	2,237
[7]	Lloyds Banking Group plc	2.438%	2/5/26	750	766
	Lloyds Banking Group plc	4.650%	3/24/26	1,000	1,102
	Lloyds Banking Group plc	3.750%	1/11/27	1,000	1,081
	Lloyds Banking Group plc	4.375%	3/22/28	3,025	3,401
[7]	Lloyds Banking Group plc	3.574%	11/7/28	2,250	2,405
	Lloyds Banking Group plc	4.344%	1/9/48	1,250	1,463
	Loews Corp.	2.625%	5/15/23	350	357
	Loews Corp.	3.750%	4/1/26	695	753
	Loews Corp.	3.200%	5/15/30	500	532
	Loews Corp.	6.000%	2/1/35	250	333
	Loews Corp.	4.125%	5/15/43	275	317
	M&T Bank Corp.	3.550%	7/26/23	550	571
	Main Street Capital Corp.	3.000%	7/14/26	458	459
[7]	Manufacturers & Traders Trust Co.	2.900%	2/6/25	1,425	1,489
[7]	Manufacturers & Traders Trust Co.	3.400%	8/17/27	250	268
	Manulife Financial Corp.	4.150%	3/4/26	575	630
	Manulife Financial Corp.	2.484%	5/19/27	1,130	1,160
[7]	Manulife Financial Corp.	4.061%	2/24/32	760	819
	Manulife Financial Corp.	5.375%	3/4/46	850	1,194
	Markel Corp.	3.500%	11/1/27	200	215
	Markel Corp.	3.350%	9/17/29	250	270
	Markel Corp.	5.000%	4/5/46	1,100	1,398

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Markel Corp.	4.300%	11/1/47	200	233
	Markel Corp.	5.000%	5/20/49	200	256
	Markel Corp.	3.450%	5/7/52	500	518
	Marsh & McLennan Cos. Inc.	3.300%	3/14/23	222	228
	Marsh & McLennan Cos. Inc.	4.050%	10/15/23	350	366
	Marsh & McLennan Cos. Inc.	3.875%	3/15/24	1,600	1,693
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	425	451
	Marsh & McLennan Cos. Inc.	3.750%	3/14/26	375	407
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	575	657
	Marsh & McLennan Cos. Inc.	2.250%	11/15/30	665	664
	Marsh & McLennan Cos. Inc.	2.375%	12/15/31	250	252
	Marsh & McLennan Cos. Inc.	5.875%	8/1/33	1,050	1,399
	Marsh & McLennan Cos. Inc.	4.750%	3/15/39	400	500
	Marsh & McLennan Cos. Inc.	4.350%	1/30/47	200	250
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	2,350	3,165
	Marsh & McLennan Cos. Inc.	2.900%	12/15/51	200	200
	Mastercard Inc.	3.375%	4/1/24	1,000	1,054
	Mastercard Inc.	2.000%	3/3/25	2,519	2,582
	Mastercard Inc.	2.950%	11/21/26	510	543
	Mastercard Inc.	3.300%	3/26/27	2,550	2,758
	Mastercard Inc.	3.500%	2/26/28	450	493
	Mastercard Inc.	2.950%	6/1/29	500	535
	Mastercard Inc.	3.350%	3/26/30	2,000	2,199
	Mastercard Inc.	1.900%	3/15/31	500	500
	Mastercard Inc.	2.000%	11/18/31	700	698
	Mastercard Inc.	3.800%	11/21/46	350	414
	Mastercard Inc.	3.950%	2/26/48	550	663
	Mastercard Inc.	3.650%	6/1/49	835	967
	Mastercard Inc.	3.850%	3/26/50	2,400	2,885
	Mastercard Inc.	2.950%	3/15/51	500	521
	Mercury General Corp.	4.400%	3/15/27	315	347
[7]	MetLife Inc.	4.368%	9/15/23	500	529
	MetLife Inc.	3.600%	4/10/24	750	793
	MetLife Inc.	3.000%	3/1/25	500	526
	MetLife Inc.	3.600%	11/13/25	561	606
	MetLife Inc.	4.550%	3/23/30	1,500	1,774
	MetLife Inc.	6.500%	12/15/32	250	348
	MetLife Inc.	6.375%	6/15/34	505	702
	MetLife Inc.	5.700%	6/15/35	425	572
[7]	MetLife Inc.	6.400%	12/15/36	1,505	1,853
	MetLife Inc.	5.875%	2/6/41	645	912
	MetLife Inc.	4.125%	8/13/42	525	621
	MetLife Inc.	4.875%	11/13/43	1,396	1,819
	MetLife Inc.	4.721%	12/15/44	1,150	1,491
	MetLife Inc.	4.050%	3/1/45	1,000	1,191
	Mitsubishi UFJ Financial Group Inc.	3.218%	3/7/22	800	804
	Mitsubishi UFJ Financial Group Inc.	3.455%	3/2/23	1,200	1,236
	Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	1,500	1,566
	Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	200	205
	Mitsubishi UFJ Financial Group Inc.	3.407%	3/7/24	1,200	1,257
	Mitsubishi UFJ Financial Group Inc.	2.801%	7/18/24	800	829
[7]	Mitsubishi UFJ Financial Group Inc.	0.848%	9/15/24	1,000	995
	Mitsubishi UFJ Financial Group Inc.	2.193%	2/25/25	3,720	3,797
	Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	2,000	2,142
	Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	500	497

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mitsubishi UFJ Financial Group Inc.	0.953%	7/19/25	4,500	4,449
	Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	235	255
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	700	727
	Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	3,300	3,589
	Mitsubishi UFJ Financial Group Inc.	1.538%	7/20/27	500	491
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	1,000	1,068
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	2,625	2,910
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	2,500	2,792
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	1,290	1,413
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	825	871
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/30	1,175	1,187
	Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/30	1,000	972
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/32	2,500	2,468
	Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/38	200	241
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	2,600	2,943
	Mizuho Financial Group Inc.	3.549%	3/5/23	425	438
[7]	Mizuho Financial Group Inc.	0.849%	9/8/24	1,000	996
[7]	Mizuho Financial Group Inc.	3.922%	9/11/24	300	313
[7]	Mizuho Financial Group Inc.	2.839%	7/16/25	1,625	1,680
[7]	Mizuho Financial Group Inc.	2.555%	9/13/25	400	411
	Mizuho Financial Group Inc.	3.663%	2/28/27	250	270
	Mizuho Financial Group Inc.	1.234%	5/22/27	2,000	1,938
	Mizuho Financial Group Inc.	1.554%	7/9/27	675	663
	Mizuho Financial Group Inc.	4.018%	3/5/28	400	444
[7]	Mizuho Financial Group Inc.	4.254%	9/11/29	1,000	1,115
[7]	Mizuho Financial Group Inc.	3.153%	7/16/30	2,400	2,520
[7]	Mizuho Financial Group Inc.	2.591%	5/25/31	1,000	1,007
	Mizuho Financial Group Inc.	2.172%	5/22/32	1,500	1,457
	Morgan Stanley	4.875%	11/1/22	1,575	1,629
[7]	Morgan Stanley	3.125%	1/23/23	2,000	2,049
[7]	Morgan Stanley	3.750%	2/25/23	682	706
[7]	Morgan Stanley	4.100%	5/22/23	2,025	2,110
[7]	Morgan Stanley	0.560%	11/10/23	4,000	3,993
[7]	Morgan Stanley	0.529%	1/25/24	5,000	4,983
	Morgan Stanley	0.731%	4/5/24	2,000	1,994
[7]	Morgan Stanley	3.875%	4/29/24	5,814	6,169
[7]	Morgan Stanley	0.791%	1/22/25	3,000	2,971
	Morgan Stanley	0.790%	5/30/25	2,000	1,974
[7]	Morgan Stanley	2.720%	7/22/25	1,948	2,008
[7]	Morgan Stanley	4.000%	7/23/25	4,164	4,516
[7]	Morgan Stanley	1.164%	10/21/25	2,500	2,478
	Morgan Stanley	5.000%	11/24/25	1,100	1,231
[7]	Morgan Stanley	3.875%	1/27/26	1,800	1,951
[7]	Morgan Stanley	2.188%	4/28/26	750	765
[7]	Morgan Stanley	3.125%	7/27/26	3,150	3,339
[7]	Morgan Stanley	6.250%	8/9/26	1,294	1,545
[7]	Morgan Stanley	4.350%	9/8/26	6,479	7,176
	Morgan Stanley	0.985%	12/10/26	3,600	3,492
	Morgan Stanley	3.625%	1/20/27	2,135	2,317
	Morgan Stanley	3.950%	4/23/27	745	819
	Morgan Stanley	1.593%	5/4/27	5,398	5,343
[7]	Morgan Stanley	1.512%	7/20/27	1,500	1,476
[7]	Morgan Stanley	3.591%	7/22/28	3,040	3,279
[7]	Morgan Stanley	3.772%	1/24/29	2,850	3,103
[7]	Morgan Stanley	4.431%	1/23/30	300	342

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Morgan Stanley	2.699%	1/22/31	775	794
[7]	Morgan Stanley	3.622%	4/1/31	8,000	8,727
[7]	Morgan Stanley	1.794%	2/13/32	2,000	1,895
	Morgan Stanley	7.250%	4/1/32	705	1,011
[7]	Morgan Stanley	1.928%	4/28/32	2,200	2,102
[7]	Morgan Stanley	2.239%	7/21/32	3,500	3,429
[7]	Morgan Stanley	2.511%	10/20/32	2,000	1,998
[7]	Morgan Stanley	3.971%	7/22/38	2,100	2,390
	Morgan Stanley	3.217%	4/22/42	1,375	1,442
	Morgan Stanley	6.375%	7/24/42	2,400	3,634
	Morgan Stanley	4.300%	1/27/45	2,850	3,503
	Morgan Stanley	4.375%	1/22/47	1,950	2,446
[7]	Morgan Stanley	5.597%	3/24/51	2,700	4,032
[7]	Morgan Stanley	2.802%	1/25/52	2,780	2,729
[7]	MUFG Union Bank NA	3.150%	4/1/22	3,250	3,264
[7]	MUFG Union Bank NA	2.100%	12/9/22	1,945	1,969
	Nasdaq Inc.	4.250%	6/1/24	125	133
	Nasdaq Inc.	3.850%	6/30/26	675	735
	Nasdaq Inc.	1.650%	1/15/31	500	465
	Nasdaq Inc.	2.500%	12/21/40	1,000	926
	Nasdaq Inc.	3.250%	4/28/50	165	168
	National Australia Bank Ltd.	3.000%	1/20/23	755	773
	National Australia Bank Ltd.	3.625%	6/20/23	250	260
	National Australia Bank Ltd.	3.375%	1/14/26	150	162
[7]	National Australia Bank Ltd.	2.500%	7/12/26	1,788	1,864
[7]	National Bank of Canada	2.100%	2/1/23	1,080	1,094
[7]	National Bank of Canada	0.550%	11/15/24	500	494
	NatWest Group plc	3.875%	9/12/23	2,500	2,607
	NatWest Group plc	6.000%	12/19/23	360	391
	NatWest Group plc	5.125%	5/28/24	1,134	1,223
[7]	NatWest Group plc	4.519%	6/25/24	1,000	1,046
[7]	NatWest Group plc	4.269%	3/22/25	3,800	4,024
	NatWest Group plc	4.800%	4/5/26	225	251
[7]	NatWest Group plc	3.073%	5/22/28	2,450	2,553
[7]	NatWest Group plc	4.892%	5/18/29	2,000	2,288
[7]	NatWest Group plc	3.754%	11/1/29	700	731
[7]	NatWest Group plc	5.076%	1/27/30	1,140	1,323
[7]	NatWest Group plc	4.445%	5/8/30	175	197
[7]	NatWest Group plc	3.032%	11/28/35	1,200	1,183
	Nomura Holdings Inc.	2.648%	1/16/25	2,700	2,778
	Nomura Holdings Inc.	1.851%	7/16/25	2,600	2,602
	Nomura Holdings Inc.	2.172%	7/14/28	2,800	2,743
	Nomura Holdings Inc.	3.103%	1/16/30	1,610	1,659
	Nomura Holdings Inc.	2.679%	7/16/30	750	748
	Nomura Holdings Inc.	2.608%	7/14/31	825	813
	Northern Trust Corp.	2.375%	8/2/22	745	753
	Northern Trust Corp.	3.950%	10/30/25	600	657
	Northern Trust Corp.	3.650%	8/3/28	325	362
	Northern Trust Corp.	3.150%	5/3/29	500	538
[7]	Northern Trust Corp.	3.375%	5/8/32	275	290
	Oaktree Specialty Lending Corp.	3.500%	2/25/25	100	104
	Oaktree Specialty Lending Corp.	2.700%	1/15/27	500	496
	Old Republic International Corp.	4.875%	10/1/24	465	506
	Old Republic International Corp.	3.875%	8/26/26	425	461
	Old Republic International Corp.	3.850%	6/11/51	500	539

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	ORIX Corp.	3.250%	12/4/24	600	632
	ORIX Corp.	3.700%	7/18/27	650	707
	ORIX Corp.	2.250%	3/9/31	1,000	1,001
	Owl Rock Capital Corp.	5.250%	4/15/24	100	107
	Owl Rock Capital Corp.	4.000%	3/30/25	100	104
	Owl Rock Capital Corp.	3.750%	7/22/25	1,300	1,348
	Owl Rock Capital Corp.	3.400%	7/15/26	1,137	1,158
	Owl Rock Capital Corp.	2.625%	1/15/27	500	489
	Owl Rock Technology Finance Corp.	2.500%	1/15/27	500	490
	PartnerRe Finance B LLC	3.700%	7/2/29	390	428
	PartnerRe Finance B LLC	4.500%	10/1/50	500	530
	People's United Bank NA	4.000%	7/15/24	275	289
	People's United Financial Inc.	3.650%	12/6/22	413	421
[7]	PNC Bank NA	2.950%	1/30/23	1,100	1,125
	PNC Bank NA	3.800%	7/25/23	700	729
[7]	PNC Bank NA	3.300%	10/30/24	887	937
[7]	PNC Bank NA	2.950%	2/23/25	1,089	1,144
[7]	PNC Bank NA	3.250%	6/1/25	825	877
[7]	PNC Bank NA	4.200%	11/1/25	825	905
[7]	PNC Bank NA	3.100%	10/25/27	250	268
[7]	PNC Bank NA	3.250%	1/22/28	600	644
[7]	PNC Bank NA	4.050%	7/26/28	1,000	1,122
[7]	PNC Bank NA	2.700%	10/22/29	300	310
	PNC Financial Services Group Inc.	2.854%	11/9/22	400	408
	PNC Financial Services Group Inc.	3.500%	1/23/24	200	209
	PNC Financial Services Group Inc.	3.900%	4/29/24	500	529
	PNC Financial Services Group Inc.	2.600%	7/23/26	831	871
	PNC Financial Services Group Inc.	3.150%	5/19/27	700	753
	PNC Financial Services Group Inc.	3.450%	4/23/29	2,880	3,135
	PNC Financial Services Group Inc.	2.550%	1/22/30	1,350	1,392
	PNC Financial Services Group Inc.	2.307%	4/23/32	1,250	1,260
	Primerica Inc.	2.800%	11/19/31	500	506
	Principal Financial Group Inc.	3.125%	5/15/23	200	206
	Principal Financial Group Inc.	3.400%	5/15/25	696	736
	Principal Financial Group Inc.	3.100%	11/15/26	300	317
	Principal Financial Group Inc.	3.700%	5/15/29	500	552
	Principal Financial Group Inc.	2.125%	6/15/30	100	99
	Principal Financial Group Inc.	4.625%	9/15/42	500	622
	Principal Financial Group Inc.	4.350%	5/15/43	340	411
	Principal Financial Group Inc.	4.300%	11/15/46	265	327
	Progressive Corp.	6.625%	3/1/29	150	194
	Progressive Corp.	3.700%	1/26/45	250	280
	Progressive Corp.	4.125%	4/15/47	385	468
	Progressive Corp.	4.200%	3/15/48	465	575
	Progressive Corp.	3.950%	3/26/50	1,520	1,837
	Prospect Capital Corp.	5.875%	3/15/23	27	28
	Prospect Capital Corp.	3.364%	11/15/26	625	622
[7]	Prudential Financial Inc.	2.100%	3/10/30	1,000	1,005
[7]	Prudential Financial Inc.	5.750%	7/15/33	345	448
[7]	Prudential Financial Inc.	5.700%	12/14/36	805	1,086
[7]	Prudential Financial Inc.	6.625%	12/1/37	300	435
[7]	Prudential Financial Inc.	6.625%	6/21/40	250	374
[7]	Prudential Financial Inc.	5.625%	6/15/43	1,275	1,327
[7]	Prudential Financial Inc.	5.100%	8/15/43	225	270
[7]	Prudential Financial Inc.	4.600%	5/15/44	1,600	1,997

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Prudential Financial Inc.	5.375%	5/15/45	650	698
	Prudential Financial Inc.	3.905%	12/7/47	1,882	2,188
[7]	Prudential Financial Inc.	5.700%	9/15/48	1,150	1,294
	Prudential Financial Inc.	3.935%	12/7/49	1,415	1,657
[7]	Prudential Financial Inc.	4.350%	2/25/50	935	1,168
[7]	Prudential Financial Inc.	3.700%	10/1/50	700	708
	Prudential plc	3.125%	4/14/30	740	790
	Raymond James Financial Inc.	4.650%	4/1/30	250	290
	Raymond James Financial Inc.	4.950%	7/15/46	875	1,122
	Raymond James Financial Inc.	3.750%	4/1/51	500	553
[7]	Regions Bank	6.450%	6/26/37	500	699
	Regions Financial Corp.	1.800%	8/12/28	500	490
	Regions Financial Corp.	7.375%	12/10/37	500	753
[7]	Reinsurance Group of America Inc.	4.700%	9/15/23	250	264
	Reinsurance Group of America Inc.	3.950%	9/15/26	328	356
	Reinsurance Group of America Inc.	3.900%	5/15/29	300	329
	RenaissanceRe Finance Inc.	3.700%	4/1/25	159	169
	RenaissanceRe Finance Inc.	3.450%	7/1/27	225	242
	RenaissanceRe Holdings Ltd.	3.600%	4/15/29	200	217
[7]	Royal Bank of Canada	2.800%	4/29/22	1,000	1,008
[7]	Royal Bank of Canada	1.950%	1/17/23	400	406
[7]	Royal Bank of Canada	1.600%	4/17/23	900	910
[7]	Royal Bank of Canada	3.700%	10/5/23	1,050	1,101
[7]	Royal Bank of Canada	0.425%	1/19/24	1,500	1,482
[7]	Royal Bank of Canada	2.550%	7/16/24	975	1,008
	Royal Bank of Canada	0.650%	7/29/24	1,000	986
[7]	Royal Bank of Canada	0.750%	10/7/24	500	495
[7]	Royal Bank of Canada	2.250%	11/1/24	1,750	1,799
[7]	Royal Bank of Canada	1.150%	6/10/25	2,050	2,032
[7]	Royal Bank of Canada	0.875%	1/20/26	1,400	1,363
[7]	Royal Bank of Canada	4.650%	1/27/26	1,865	2,073
	Royal Bank of Canada	1.200%	4/27/26	1,675	1,647
[7]	Royal Bank of Canada	1.150%	7/14/26	600	588
[7]	Royal Bank of Canada	1.400%	11/2/26	500	493
[7]	Royal Bank of Canada	2.300%	11/3/31	3,650	3,665
	Santander Holdings USA Inc.	3.400%	1/18/23	850	869
	Santander Holdings USA Inc.	4.500%	7/17/25	867	939
	Santander Holdings USA Inc.	3.244%	10/5/26	6,867	7,200
	Santander Holdings USA Inc.	4.400%	7/13/27	900	989
	Santander UK Group Holdings plc	3.571%	1/10/23	700	700
[7]	Santander UK Group Holdings plc	1.532%	8/21/26	3,000	2,953
[7]	Santander UK Group Holdings plc	3.823%	11/3/28	500	536
	Santander UK Group Holdings plc	2.896%	3/15/32	500	505
	Santander UK plc	2.100%	1/13/23	818	830
	Santander UK plc	4.000%	3/13/24	1,200	1,271
	Santander UK plc	2.875%	6/18/24	225	233
	Selective Insurance Group Inc.	5.375%	3/1/49	240	318
	Sixth Street Specialty Lending Inc.	3.875%	11/1/24	225	235
	Skandinaviska Enskilda Banken AB	2.800%	3/11/22	500	502
[11]	Societe Generale SA	3.000%	1/22/30	1,000	1,034
[11]	Standard Chartered plc	4.644%	4/1/31	1,000	1,134
	State Street Corp.	3.100%	5/15/23	550	567
[7]	State Street Corp.	3.776%	12/3/24	1,000	1,053
	State Street Corp.	3.550%	8/18/25	635	685
[7]	State Street Corp.	2.354%	11/1/25	550	567

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	State Street Corp.	2.650%	5/19/26	4,500	4,743
[7]	State Street Corp.	4.141%	12/3/29	800	909
	State Street Corp.	2.400%	1/24/30	625	643
	State Street Corp.	2.200%	3/3/31	500	498
[7]	State Street Corp.	3.031%	11/1/34	550	570
	Stewart Information Services Corp.	3.600%	11/15/31	500	507
	Stifel Financial Corp.	4.250%	7/18/24	400	426
	Stifel Financial Corp.	4.000%	5/15/30	100	110
	Sumitomo Mitsui Banking Corp.	3.950%	7/19/23	75	78
	Sumitomo Mitsui Banking Corp.	3.950%	1/10/24	725	765
[7]	Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	2,925	3,078
	Sumitomo Mitsui Financial Group Inc.	3.102%	1/17/23	1,500	1,535
	Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	1,000	1,042
	Sumitomo Mitsui Financial Group Inc.	3.936%	10/16/23	2,000	2,101
	Sumitomo Mitsui Financial Group Inc.	0.508%	1/12/24	850	840
	Sumitomo Mitsui Financial Group Inc.	2.696%	7/16/24	2,500	2,583
	Sumitomo Mitsui Financial Group Inc.	2.448%	9/27/24	1,500	1,542
	Sumitomo Mitsui Financial Group Inc.	2.348%	1/15/25	1,805	1,849
	Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	1,250	1,243
	Sumitomo Mitsui Financial Group Inc.	0.948%	1/12/26	829	804
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	1,200	1,244
	Sumitomo Mitsui Financial Group Inc.	1.402%	9/17/26	1,000	977
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	650	684
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	1,000	1,073
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	2,600	2,790
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	1,700	1,840
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	650	720
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/28	3,000	2,943
	Sumitomo Mitsui Financial Group Inc.	4.306%	10/16/28	250	283
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	1,000	1,044
	Sumitomo Mitsui Financial Group Inc.	3.202%	9/17/29	1,100	1,144
	Sumitomo Mitsui Financial Group Inc.	2.724%	9/27/29	400	409
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	1,175	1,203
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	1,300	1,270
	Sumitomo Mitsui Financial Group Inc.	1.710%	1/12/31	750	707
	Sumitomo Mitsui Financial Group Inc.	2.222%	9/17/31	1,000	980
	Sumitomo Mitsui Financial Group Inc.	2.296%	1/12/41	600	555
	SVB Financial Group	3.500%	1/29/25	319	337
	SVB Financial Group	1.800%	10/28/26	600	598
	SVB Financial Group	2.100%	5/15/28	500	500
	SVB Financial Group	3.125%	6/5/30	300	315
	SVB Financial Group	1.800%	2/2/31	700	663
	Swiss Re America Holding Corp.	7.000%	2/15/26	250	302
	Synchrony Financial	4.375%	3/19/24	500	528
	Synchrony Financial	4.250%	8/15/24	700	742
	Synchrony Financial	4.500%	7/23/25	1,298	1,403
	Synchrony Financial	3.700%	8/4/26	500	532
	Synchrony Financial	3.950%	12/1/27	1,125	1,210
	TD Ameritrade Holding Corp.	2.950%	4/1/22	850	852
[7]	Toronto-Dominion Bank	1.900%	12/1/22	900	911
[7]	Toronto-Dominion Bank	0.250%	1/6/23	2,000	1,994
[7]	Toronto-Dominion Bank	0.750%	6/12/23	5,000	5,001
[7]	Toronto-Dominion Bank	3.500%	7/19/23	1,000	1,042
[7]	Toronto-Dominion Bank	0.450%	9/11/23	1,000	993
[7]	Toronto-Dominion Bank	3.250%	3/11/24	550	576

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Toronto-Dominion Bank	2.650%	6/12/24	3,000	3,111
	Toronto-Dominion Bank	1.250%	12/13/24	3,100	3,102
[7]	Toronto-Dominion Bank	1.150%	6/12/25	1,550	1,538
[7]	Toronto-Dominion Bank	0.750%	1/6/26	900	873
[7]	Toronto-Dominion Bank	1.250%	9/10/26	600	590
[7]	Toronto-Dominion Bank	2.000%	9/10/31	600	591
[7]	Toronto-Dominion Bank	3.625%	9/15/31	500	537
	Transatlantic Holdings Inc.	8.000%	11/30/39	625	977
	Travelers Cos. Inc.	6.750%	6/20/36	475	703
[7]	Travelers Cos. Inc.	6.250%	6/15/37	1,060	1,520
	Travelers Cos. Inc.	5.350%	11/1/40	530	718
	Travelers Cos. Inc.	4.600%	8/1/43	500	636
	Travelers Cos. Inc.	4.300%	8/25/45	250	309
	Travelers Cos. Inc.	4.000%	5/30/47	1,050	1,259
	Travelers Cos. Inc.	4.050%	3/7/48	250	304
	Travelers Cos. Inc.	2.550%	4/27/50	500	477
	Trinity Acquisition plc	4.400%	3/15/26	450	493
[7]	Truist Bank	3.000%	2/2/23	450	460
[7]	Truist Bank	2.750%	5/1/23	250	256
[7]	Truist Bank	3.200%	4/1/24	3,000	3,141
[7]	Truist Bank	3.689%	8/2/24	725	756
[7]	Truist Bank	2.150%	12/6/24	2,300	2,371
[7]	Truist Bank	3.625%	9/16/25	2,600	2,782
[7]	Truist Bank	3.300%	5/15/26	1,216	1,294
[7]	Truist Bank	3.800%	10/30/26	400	435
[7]	Truist Financial Corp.	2.750%	4/1/22	750	753
[7]	Truist Financial Corp.	3.750%	12/6/23	900	946
[7]	Truist Financial Corp.	2.500%	8/1/24	100	103
[7]	Truist Financial Corp.	2.850%	10/26/24	791	827
	Truist Financial Corp.	4.000%	5/1/25	35	38
[7]	Truist Financial Corp.	3.700%	6/5/25	1,902	2,044
[7]	Truist Financial Corp.	1.200%	8/5/25	500	497
[7]	Truist Financial Corp.	1.267%	3/2/27	2,000	1,960
[7]	Truist Financial Corp.	1.125%	8/3/27	2,750	2,661
[7]	Truist Financial Corp.	3.875%	3/19/29	600	661
[7]	Truist Financial Corp.	1.887%	6/7/29	675	664
[7]	Truist Financial Corp.	1.950%	6/5/30	300	296
[11]	UBS Group AG	3.126%	8/13/30	1,175	1,230
	Unum Group	4.000%	3/15/24	200	211
	Unum Group	4.000%	6/15/29	210	232
	Unum Group	5.750%	8/15/42	400	491
	Unum Group	4.500%	12/15/49	500	536
	Unum Group	4.125%	6/15/51	500	509
[7]	US Bancorp	3.000%	3/15/22	575	577
[7]	US Bancorp	3.700%	1/30/24	650	686
	US Bancorp	3.375%	2/5/24	1,000	1,049
	US Bancorp	2.400%	7/30/24	1,025	1,059
[7]	US Bancorp	3.950%	11/17/25	150	164
[7]	US Bancorp	3.100%	4/27/26	2,257	2,389
[7]	US Bancorp	2.375%	7/22/26	125	130
[7]	US Bancorp	3.150%	4/27/27	1,450	1,555
[7]	US Bancorp	3.900%	4/26/28	525	590
[7]	US Bancorp	3.000%	7/30/29	1,775	1,874
	US Bank NA	1.950%	1/9/23	1,220	1,236
[7]	US Bank NA	2.850%	1/23/23	600	613

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	US Bank NA	3.400%	7/24/23	850	884
[7]	US Bank NA	2.050%	1/21/25	1,250	1,279
[7]	US Bank NA	2.800%	1/27/25	1,749	1,826
	Visa Inc.	2.800%	12/14/22	1,500	1,527
	Visa Inc.	3.150%	12/14/25	4,000	4,269
	Visa Inc.	1.900%	4/15/27	1,400	1,423
	Visa Inc.	0.750%	8/15/27	500	481
	Visa Inc.	2.750%	9/15/27	896	948
	Visa Inc.	2.050%	4/15/30	1,475	1,491
	Visa Inc.	1.100%	2/15/31	800	747
	Visa Inc.	4.150%	12/14/35	2,100	2,514
	Visa Inc.	2.700%	4/15/40	1,450	1,480
	Visa Inc.	4.300%	12/14/45	3,730	4,695
	Visa Inc.	3.650%	9/15/47	655	762
	Visa Inc.	2.000%	8/15/50	1,500	1,319
	Voya Financial Inc.	3.650%	6/15/26	750	809
	Voya Financial Inc.	5.700%	7/15/43	650	890
	Voya Financial Inc.	4.800%	6/15/46	125	157
	W R Berkley Corp.	4.750%	8/1/44	290	362
	W R Berkley Corp.	3.550%	3/30/52	1,000	1,091
	W R Berkley Corp.	3.150%	9/30/61	500	480
	Wachovia Corp.	6.605%	10/1/25	1,000	1,166
	Wachovia Corp.	7.500%	4/15/35	150	219
	Wachovia Corp.	5.500%	8/1/35	325	412
	Wachovia Corp.	6.550%	10/15/35	100	134
[7]	Wells Fargo & Co.	3.450%	2/13/23	3,500	3,600
	Wells Fargo & Co.	4.125%	8/15/23	1,675	1,757
[7]	Wells Fargo & Co.	3.750%	1/24/24	1,000	1,051
[7]	Wells Fargo & Co.	1.654%	6/2/24	5,000	5,042
[7]	Wells Fargo & Co.	3.550%	9/29/25	1,149	1,227
[7]	Wells Fargo & Co.	2.406%	10/30/25	3,400	3,484
[7]	Wells Fargo & Co.	2.164%	2/11/26	5,000	5,083
	Wells Fargo & Co.	3.000%	4/22/26	4,025	4,230
[7]	Wells Fargo & Co.	2.188%	4/30/26	3,000	3,057
[7]	Wells Fargo & Co.	4.100%	6/3/26	7,151	7,798
	Wells Fargo & Co.	3.000%	10/23/26	2,275	2,393
[7]	Wells Fargo & Co.	4.300%	7/22/27	1,500	1,677
[7]	Wells Fargo & Co.	2.393%	6/2/28	1,500	1,525
[7]	Wells Fargo & Co.	4.150%	1/24/29	200	224
[7]	Wells Fargo & Co.	2.879%	10/30/30	8,000	8,317
[7]	Wells Fargo & Co.	4.478%	4/4/31	5,210	6,041
[7]	Wells Fargo & Co.	5.950%	12/15/36	225	304
[7]	Wells Fargo & Co.	3.068%	4/30/41	6,000	6,138
	Wells Fargo & Co.	5.375%	11/2/43	1,550	2,036
	Wells Fargo & Co.	5.606%	1/15/44	1,900	2,565
[7]	Wells Fargo & Co.	4.650%	11/4/44	2,175	2,635
	Wells Fargo & Co.	3.900%	5/1/45	650	745
[7]	Wells Fargo & Co.	4.900%	11/17/45	2,300	2,899
[7]	Wells Fargo & Co.	4.400%	6/14/46	1,375	1,628
[7]	Wells Fargo & Co.	4.750%	12/7/46	2,175	2,705
[7]	Wells Fargo & Co.	5.013%	4/4/51	5,500	7,517
	Wells Fargo Bank NA	5.950%	8/26/36	550	740
[7]	Wells Fargo Bank NA	5.850%	2/1/37	425	573
[7]	Wells Fargo Bank NA	6.600%	1/15/38	605	880
	Western Union Co.	2.850%	1/10/25	400	414

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Western Union Co.	1.350%	3/15/26	500	491
	Western Union Co.	2.750%	3/15/31	500	495
	Western Union Co.	6.200%	11/17/36	410	504
	Westpac Banking Corp.	2.750%	1/11/23	800	817
	Westpac Banking Corp.	2.000%	1/13/23	620	629
	Westpac Banking Corp.	3.650%	5/15/23	400	416
	Westpac Banking Corp.	3.300%	2/26/24	1,000	1,050
	Westpac Banking Corp.	1.019%	11/18/24	900	897
	Westpac Banking Corp.	2.350%	2/19/25	1,575	1,626
	Westpac Banking Corp.	2.850%	5/13/26	450	475
	Westpac Banking Corp.	2.700%	8/19/26	5,650	5,939
	Westpac Banking Corp.	3.350%	3/8/27	800	864
	Westpac Banking Corp.	1.953%	11/20/28	900	897
	Westpac Banking Corp.	2.650%	1/16/30	1,620	1,687
[7]	Westpac Banking Corp.	2.894%	2/4/30	3,007	3,070
	Westpac Banking Corp.	4.110%	7/24/34	1,750	1,888
	Westpac Banking Corp.	2.668%	11/15/35	1,250	1,219
	Westpac Banking Corp.	3.020%	11/18/36	2,000	1,978
	Westpac Banking Corp.	2.963%	11/16/40	1,000	978
	Willis North America Inc.	3.600%	5/15/24	600	629
	Willis North America Inc.	4.500%	9/15/28	1,500	1,678
	Willis North America Inc.	2.950%	9/15/29	1,260	1,293
	Willis North America Inc.	5.050%	9/15/48	200	254
	Willis North America Inc.	3.875%	9/15/49	625	679
	XLIT Ltd.	4.450%	3/31/25	467	507
	XLIT Ltd.	5.250%	12/15/43	100	138
	XLIT Ltd.	5.500%	3/31/45	450	617
	Zions Bancorp NA	3.250%	10/29/29	250	259
					1,786,570
Health Care (1.2%)
	Abbott Laboratories	2.950%	3/15/25	1,760	1,849
	Abbott Laboratories	3.875%	9/15/25	1,539	1,671
	Abbott Laboratories	3.750%	11/30/26	1,502	1,660
	Abbott Laboratories	1.150%	1/30/28	1,850	1,799
	Abbott Laboratories	1.400%	6/30/30	400	386
	Abbott Laboratories	4.750%	11/30/36	1,200	1,532
	Abbott Laboratories	6.150%	11/30/37	425	627
	Abbott Laboratories	6.000%	4/1/39	250	362
	Abbott Laboratories	5.300%	5/27/40	310	427
	Abbott Laboratories	4.900%	11/30/46	4,865	6,677
	AbbVie Inc.	2.900%	11/6/22	2,150	2,189
	AbbVie Inc.	3.200%	11/6/22	1,075	1,093
	AbbVie Inc.	2.300%	11/21/22	1,625	1,648
	AbbVie Inc.	2.800%	3/15/23	225	229
	AbbVie Inc.	2.850%	5/14/23	1,025	1,048
	AbbVie Inc.	3.750%	11/14/23	1,250	1,310
	AbbVie Inc.	3.850%	6/15/24	975	1,031
	AbbVie Inc.	2.600%	11/21/24	4,225	4,382
	AbbVie Inc.	3.800%	3/15/25	2,407	2,568
	AbbVie Inc.	3.600%	5/14/25	3,618	3,845
	AbbVie Inc.	3.200%	5/14/26	5,071	5,365
	AbbVie Inc.	2.950%	11/21/26	4,390	4,624
	AbbVie Inc.	4.250%	11/14/28	1,750	1,977
	AbbVie Inc.	3.200%	11/21/29	4,150	4,443
	AbbVie Inc.	4.550%	3/15/35	3,150	3,766

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AbbVie Inc.	4.500%	5/14/35	2,030	2,427
	AbbVie Inc.	4.300%	5/14/36	1,675	1,969
	AbbVie Inc.	4.050%	11/21/39	3,850	4,413
	AbbVie Inc.	4.625%	10/1/42	930	1,134
	AbbVie Inc.	4.400%	11/6/42	2,619	3,142
	AbbVie Inc.	4.850%	6/15/44	945	1,185
	AbbVie Inc.	4.750%	3/15/45	2,525	3,138
	AbbVie Inc.	4.700%	5/14/45	2,757	3,409
	AbbVie Inc.	4.450%	5/14/46	3,100	3,746
	AbbVie Inc.	4.875%	11/14/48	400	518
	AbbVie Inc.	4.250%	11/21/49	4,465	5,361
	Adventist Health System	2.952%	3/1/29	350	366
	Adventist Health System	3.630%	3/1/49	375	416
	Advocate Health & Hospitals Corp.	3.829%	8/15/28	225	251
[7]	Advocate Health & Hospitals Corp.	2.211%	6/15/30	100	100
	Advocate Health & Hospitals Corp.	4.272%	8/15/48	375	472
	Advocate Health & Hospitals Corp.	3.387%	10/15/49	250	277
[7]	Advocate Health & Hospitals Corp.	3.008%	6/15/50	300	313
	Aetna Inc.	2.750%	11/15/22	650	658
	Aetna Inc.	2.800%	6/15/23	950	973
	Aetna Inc.	3.500%	11/15/24	995	1,051
	Aetna Inc.	6.625%	6/15/36	1,100	1,570
	Aetna Inc.	6.750%	12/15/37	350	508
	Aetna Inc.	4.500%	5/15/42	375	442
	Aetna Inc.	4.125%	11/15/42	325	368
	Aetna Inc.	3.875%	8/15/47	1,000	1,117
	Agilent Technologies Inc.	3.875%	7/15/23	400	415
	Agilent Technologies Inc.	3.050%	9/22/26	450	475
	Agilent Technologies Inc.	2.750%	9/15/29	293	303
	Agilent Technologies Inc.	2.100%	6/4/30	325	318
	Agilent Technologies Inc.	2.300%	3/12/31	500	495
	AHS Hospital Corp.	5.024%	7/1/45	325	443
[7]	AHS Hospital Corp.	2.780%	7/1/51	500	495
[7]	Allina Health System	3.887%	4/15/49	325	382
	AmerisourceBergen Corp.	3.400%	5/15/24	900	941
	AmerisourceBergen Corp.	3.250%	3/1/25	325	341
	AmerisourceBergen Corp.	3.450%	12/15/27	700	754
	AmerisourceBergen Corp.	2.800%	5/15/30	975	1,002
	AmerisourceBergen Corp.	2.700%	3/15/31	1,000	1,012
	AmerisourceBergen Corp.	4.250%	3/1/45	100	114
	AmerisourceBergen Corp.	4.300%	12/15/47	816	958
	Amgen Inc.	3.625%	5/22/24	1,150	1,212
	Amgen Inc.	1.900%	2/21/25	840	854
	Amgen Inc.	3.125%	5/1/25	300	316
	Amgen Inc.	2.600%	8/19/26	1,845	1,923
	Amgen Inc.	2.200%	2/21/27	2,475	2,532
	Amgen Inc.	3.200%	11/2/27	1,000	1,076
	Amgen Inc.	1.650%	8/15/28	1,000	980
	Amgen Inc.	2.450%	2/21/30	1,675	1,705
	Amgen Inc.	2.300%	2/25/31	2,100	2,109
	Amgen Inc.	2.000%	1/15/32	1,250	1,209
	Amgen Inc.	3.150%	2/21/40	2,800	2,865
	Amgen Inc.	2.800%	8/15/41	1,000	967
	Amgen Inc.	4.950%	10/1/41	500	626
	Amgen Inc.	5.150%	11/15/41	451	577

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Amgen Inc.	4.400%	5/1/45	2,350	2,805
	Amgen Inc.	4.563%	6/15/48	656	812
	Amgen Inc.	3.375%	2/21/50	1,875	1,948
	Amgen Inc.	4.663%	6/15/51	1,939	2,468
	Amgen Inc.	3.000%	1/15/52	4,500	4,387
	Amgen Inc.	2.770%	9/1/53	1,626	1,524
	Anthem Inc.	2.950%	12/1/22	600	612
	Anthem Inc.	3.300%	1/15/23	771	792
	Anthem Inc.	3.500%	8/15/24	975	1,030
	Anthem Inc.	2.375%	1/15/25	1,409	1,450
	Anthem Inc.	3.650%	12/1/27	1,750	1,921
	Anthem Inc.	2.875%	9/15/29	425	445
	Anthem Inc.	2.250%	5/15/30	4,000	3,991
	Anthem Inc.	2.550%	3/15/31	1,280	1,309
	Anthem Inc.	5.850%	1/15/36	300	402
	Anthem Inc.	6.375%	6/15/37	300	425
	Anthem Inc.	4.625%	5/15/42	1,275	1,588
	Anthem Inc.	4.650%	1/15/43	1,750	2,185
	Anthem Inc.	5.100%	1/15/44	1,200	1,584
	Anthem Inc.	4.650%	8/15/44	525	658
	Anthem Inc.	4.375%	12/1/47	1,100	1,348
	Anthem Inc.	4.550%	3/1/48	120	150
	Anthem Inc.	3.700%	9/15/49	700	782
	Anthem Inc.	3.125%	5/15/50	1,270	1,308
	Anthem Inc.	3.600%	3/15/51	1,500	1,668
[7]	Ascension Health	2.532%	11/15/29	1,056	1,100
[7]	Ascension Health	3.106%	11/15/39	300	320
	Ascension Health	3.945%	11/15/46	650	801
[7]	Ascension Health	4.847%	11/15/53	610	867
	AstraZeneca Finance LLC	0.700%	5/28/24	1,000	992
	AstraZeneca Finance LLC	1.200%	5/28/26	500	494
	AstraZeneca Finance LLC	1.750%	5/28/28	1,100	1,093
	AstraZeneca Finance LLC	2.250%	5/28/31	500	505
	AstraZeneca plc	0.300%	5/26/23	500	497
	AstraZeneca plc	3.500%	8/17/23	590	615
	AstraZeneca plc	3.375%	11/16/25	2,574	2,762
	AstraZeneca plc	0.700%	4/8/26	1,000	967
	AstraZeneca plc	3.125%	6/12/27	500	536
	AstraZeneca plc	1.375%	8/6/30	1,020	963
	AstraZeneca plc	6.450%	9/15/37	4,105	6,052
	AstraZeneca plc	4.000%	9/18/42	670	799
	AstraZeneca plc	4.375%	11/16/45	1,975	2,524
	AstraZeneca plc	4.375%	8/17/48	550	709
	AstraZeneca plc	2.125%	8/6/50	500	444
	AstraZeneca plc	3.000%	5/28/51	1,000	1,052
	Banner Health	2.338%	1/1/30	375	380
	Banner Health	1.897%	1/1/31	500	484
	Banner Health	2.907%	1/1/42	500	508
[7]	Banner Health	3.181%	1/1/50	225	239
	Banner Health	2.913%	1/1/51	500	508
[7]	Baptist Health South Florida Obligated Group	3.115%	11/15/71	500	467
[7]	Baptist Healthcare System Obligated Group	3.540%	8/15/50	500	540
	Baxalta Inc.	3.600%	6/23/22	97	98
	Baxalta Inc.	4.000%	6/23/25	1,411	1,520
	Baxalta Inc.	5.250%	6/23/45	415	552

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[11]	Baxter International Inc.	0.868%	12/1/23	950	946
[11]	Baxter International Inc.	1.322%	11/29/24	950	949
	Baxter International Inc.	2.600%	8/15/26	400	415
[11]	Baxter International Inc.	1.915%	2/1/27	1,175	1,180
[11]	Baxter International Inc.	2.272%	12/1/28	1,175	1,184
	Baxter International Inc.	3.950%	4/1/30	555	619
	Baxter International Inc.	1.730%	4/1/31	600	574
[11]	Baxter International Inc.	2.539%	2/1/32	1,675	1,692
	Baxter International Inc.	3.500%	8/15/46	375	408
[11]	Baxter International Inc.	3.132%	12/1/51	950	980
[7]	Baylor Scott & White Holdings	1.777%	11/15/30	500	482
	Baylor Scott & White Holdings	4.185%	11/15/45	400	490
[7]	Baylor Scott & White Holdings	2.839%	11/15/50	1,500	1,497
	Becton Dickinson & Co.	3.363%	6/6/24	873	914
	Becton Dickinson & Co.	3.734%	12/15/24	495	526
	Becton Dickinson & Co.	3.700%	6/6/27	1,430	1,559
	Becton Dickinson & Co.	2.823%	5/20/30	1,000	1,035
	Becton Dickinson & Co.	1.957%	2/11/31	1,000	964
	Becton Dickinson & Co.	4.875%	5/15/44	88	104
	Becton Dickinson & Co.	4.685%	12/15/44	769	967
	Becton Dickinson & Co.	4.669%	6/6/47	1,225	1,544
[7]	Beth Israel Lahey Health Inc.	3.080%	7/1/51	500	496
	Biogen Inc.	4.050%	9/15/25	1,450	1,574
	Biogen Inc.	2.250%	5/1/30	2,625	2,587
	Biogen Inc.	3.150%	5/1/50	1,175	1,145
[11]	Biogen Inc.	3.250%	2/15/51	1,309	1,297
[7]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	308	334
[7]	Bon Secours Mercy Health Inc.	2.095%	6/1/31	250	245
[7]	Bon Secours Mercy Health Inc.	3.205%	6/1/50	250	261
	Boston Scientific Corp.	3.450%	3/1/24	725	758
	Boston Scientific Corp.	3.850%	5/15/25	420	452
	Boston Scientific Corp.	1.900%	6/1/25	650	658
	Boston Scientific Corp.	3.750%	3/1/26	1,034	1,113
	Boston Scientific Corp.	4.000%	3/1/29	675	750
	Boston Scientific Corp.	2.650%	6/1/30	1,200	1,222
	Boston Scientific Corp.	6.750%	11/15/35	325	452
	Boston Scientific Corp.	4.550%	3/1/39	750	897
	Boston Scientific Corp.	7.375%	1/15/40	225	351
	Boston Scientific Corp.	4.700%	3/1/49	1,600	2,032
	Bristol-Myers Squibb Co.	2.000%	8/1/22	700	706
	Bristol-Myers Squibb Co.	3.550%	8/15/22	725	739
	Bristol-Myers Squibb Co.	2.750%	2/15/23	575	587
	Bristol-Myers Squibb Co.	3.250%	11/1/23	125	130
	Bristol-Myers Squibb Co.	0.537%	11/13/23	825	821
	Bristol-Myers Squibb Co.	2.900%	7/26/24	2,700	2,823
	Bristol-Myers Squibb Co.	3.875%	8/15/25	2,195	2,376
	Bristol-Myers Squibb Co.	0.750%	11/13/25	500	489
	Bristol-Myers Squibb Co.	3.200%	6/15/26	1,985	2,131
	Bristol-Myers Squibb Co.	3.450%	11/15/27	1,095	1,197
	Bristol-Myers Squibb Co.	3.900%	2/20/28	1,700	1,896
	Bristol-Myers Squibb Co.	3.400%	7/26/29	3,395	3,713
	Bristol-Myers Squibb Co.	1.450%	11/13/30	500	476
	Bristol-Myers Squibb Co.	4.125%	6/15/39	1,330	1,573
	Bristol-Myers Squibb Co.	2.350%	11/13/40	825	781
	Bristol-Myers Squibb Co.	3.250%	8/1/42	390	416

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bristol-Myers Squibb Co.	5.000%	8/15/45	2,091	2,785
	Bristol-Myers Squibb Co.	4.350%	11/15/47	1,750	2,170
	Bristol-Myers Squibb Co.	4.550%	2/20/48	2,725	3,483
	Bristol-Myers Squibb Co.	4.250%	10/26/49	3,555	4,397
	Bristol-Myers Squibb Co.	2.550%	11/13/50	825	782
	Cardinal Health Inc.	3.200%	3/15/23	325	333
	Cardinal Health Inc.	3.079%	6/15/24	500	519
	Cardinal Health Inc.	3.750%	9/15/25	225	241
	Cardinal Health Inc.	4.600%	3/15/43	400	462
	Cardinal Health Inc.	4.500%	11/15/44	250	283
	Cardinal Health Inc.	4.900%	9/15/45	375	451
	Cardinal Health Inc.	4.368%	6/15/47	500	565
[7]	Catholic Health Services of Long Island Obligated Group	3.368%	7/1/50	500	512
	Children's Health System of Texas	2.511%	8/15/50	500	470
[7]	Children's Hospital	2.928%	7/15/50	500	491
[7]	Children's Hospital Corp.	4.115%	1/1/47	200	246
[7]	Children's Hospital Corp.	2.585%	2/1/50	200	192
	Children's Hospital Medical Center	4.268%	5/15/44	150	188
[7]	Children's Hospital of Philadelphia	2.704%	7/1/50	500	488
[7]	CHRISTUS Health	4.341%	7/1/28	425	479
[7]	Cigna Corp.	3.050%	11/30/22	500	510
[7]	Cigna Corp.	3.000%	7/15/23	1,375	1,415
	Cigna Corp.	3.750%	7/15/23	476	495
[7]	Cigna Corp.	3.250%	4/15/25	3,576	3,768
[7]	Cigna Corp.	4.500%	2/25/26	1,655	1,834
[7]	Cigna Corp.	3.400%	3/1/27	2,850	3,067
	Cigna Corp.	4.375%	10/15/28	1,775	2,018
	Cigna Corp.	2.400%	3/15/30	1,515	1,525
	Cigna Corp.	4.800%	8/15/38	1,570	1,930
	Cigna Corp.	3.200%	3/15/40	1,250	1,291
[7]	Cigna Corp.	6.125%	11/15/41	334	478
[7]	Cigna Corp.	4.800%	7/15/46	4,550	5,743
[7]	Cigna Corp.	3.875%	10/15/47	1,775	1,971
	Cigna Corp.	3.400%	3/15/50	1,725	1,799
	Cigna Corp.	3.400%	3/15/51	1,000	1,051
[7]	City of Hope	5.623%	11/15/43	250	350
[7]	City of Hope	4.378%	8/15/48	500	624
	CommonSpirit Health	2.760%	10/1/24	500	516
	CommonSpirit Health	1.547%	10/1/25	500	496
	CommonSpirit Health	3.347%	10/1/29	725	771
	CommonSpirit Health	2.782%	10/1/30	500	513
[7]	CommonSpirit Health	4.350%	11/1/42	790	904
	CommonSpirit Health	3.817%	10/1/49	225	258
	CommonSpirit Health	4.187%	10/1/49	780	910
	CommonSpirit Health	3.910%	10/1/50	330	368
[7]	Community Health Network Inc.	3.099%	5/1/50	2,000	1,995
[7]	Cottage Health Obligated Group	3.304%	11/1/49	425	455
	CVS Health Corp.	2.750%	12/1/22	1,575	1,597
	CVS Health Corp.	4.750%	12/1/22	775	795
	CVS Health Corp.	3.375%	8/12/24	360	378
	CVS Health Corp.	3.875%	7/20/25	3,175	3,415
	CVS Health Corp.	2.875%	6/1/26	6,547	6,858
	CVS Health Corp.	3.000%	8/15/26	1,300	1,369
	CVS Health Corp.	3.625%	4/1/27	475	515

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CVS Health Corp.	1.300%	8/21/27	1,000	971
	CVS Health Corp.	4.300%	3/25/28	4,284	4,811
	CVS Health Corp.	3.250%	8/15/29	675	720
	CVS Health Corp.	3.750%	4/1/30	1,563	1,716
	CVS Health Corp.	1.750%	8/21/30	2,000	1,909
	CVS Health Corp.	1.875%	2/28/31	1,000	960
	CVS Health Corp.	2.125%	9/15/31	1,000	980
	CVS Health Corp.	4.875%	7/20/35	525	644
	CVS Health Corp.	4.780%	3/25/38	4,300	5,239
	CVS Health Corp.	6.125%	9/15/39	375	522
	CVS Health Corp.	4.125%	4/1/40	2,175	2,490
	CVS Health Corp.	2.700%	8/21/40	3,500	3,362
	CVS Health Corp.	5.300%	12/5/43	650	857
	CVS Health Corp.	5.125%	7/20/45	4,775	6,209
	CVS Health Corp.	5.050%	3/25/48	7,465	9,768
	CVS Health Corp.	4.250%	4/1/50	1,700	2,053
	Danaher Corp.	3.350%	9/15/25	1,102	1,175
	Danaher Corp.	2.600%	10/1/50	800	762
	Danaher Corp.	2.800%	12/10/51	500	495
[7]	Dartmouth-Hitchcock Health	4.178%	8/1/48	300	362
	DENTSPLY SIRONA Inc.	3.250%	6/1/30	575	607
	DH Europe Finance II Sarl	2.050%	11/15/22	1,150	1,164
	DH Europe Finance II Sarl	2.200%	11/15/24	1,450	1,483
	DH Europe Finance II Sarl	3.250%	11/15/39	725	772
	DH Europe Finance II Sarl	3.400%	11/15/49	1,200	1,308
	Dignity Health	3.812%	11/1/24	100	106
	Dignity Health	4.500%	11/1/42	550	652
	Dignity Health	5.267%	11/1/64	225	314
[7]	Duke University Health System Inc.	3.920%	6/1/47	450	536
	Edwards Lifesciences Corp.	4.300%	6/15/28	475	534
	Eli Lilly & Co.	2.750%	6/1/25	380	398
	Eli Lilly & Co.	3.375%	3/15/29	335	368
	Eli Lilly & Co.	3.950%	3/15/49	1,335	1,641
	Eli Lilly & Co.	2.500%	9/15/60	1,000	938
[7]	Franciscan Missionaries of Our Lady Health System Inc.	3.914%	7/1/49	500	580
	Gilead Sciences Inc.	2.500%	9/1/23	1,025	1,050
	Gilead Sciences Inc.	0.750%	9/29/23	562	559
	Gilead Sciences Inc.	3.700%	4/1/24	1,375	1,445
	Gilead Sciences Inc.	3.500%	2/1/25	345	365
	Gilead Sciences Inc.	3.650%	3/1/26	4,305	4,643
	Gilead Sciences Inc.	2.950%	3/1/27	175	184
	Gilead Sciences Inc.	1.200%	10/1/27	900	870
	Gilead Sciences Inc.	1.650%	10/1/30	500	479
	Gilead Sciences Inc.	4.600%	9/1/35	700	848
	Gilead Sciences Inc.	4.000%	9/1/36	1,250	1,438
	Gilead Sciences Inc.	2.600%	10/1/40	500	479
	Gilead Sciences Inc.	5.650%	12/1/41	800	1,099
	Gilead Sciences Inc.	4.800%	4/1/44	1,325	1,675
	Gilead Sciences Inc.	4.500%	2/1/45	1,400	1,711
	Gilead Sciences Inc.	4.750%	3/1/46	2,675	3,390
	Gilead Sciences Inc.	2.800%	10/1/50	1,825	1,767
	GlaxoSmithKline Capital Inc.	2.800%	3/18/23	75	77
	GlaxoSmithKline Capital Inc.	3.375%	5/15/23	2,050	2,123
	GlaxoSmithKline Capital Inc.	3.625%	5/15/25	1,874	2,017

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	2,150	2,403
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	180	238
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	2,245	3,307
	GlaxoSmithKline Capital plc	0.534%	10/1/23	750	747
	GlaxoSmithKline Capital plc	3.000%	6/1/24	1,025	1,071
[7]	Hackensack Meridian Health Inc.	2.675%	9/1/41	500	490
	Hackensack Meridian Health Inc.	4.211%	7/1/48	500	618
[7]	Hackensack Meridian Health Inc.	2.875%	9/1/50	500	503
	Hackensack Meridian Health Inc.	4.500%	7/1/57	225	301
[7]	Hartford HealthCare Corp.	3.447%	7/1/54	300	316
	HCA Inc.	4.750%	5/1/23	1,075	1,126
	HCA Inc.	5.000%	3/15/24	1,650	1,775
	HCA Inc.	5.250%	4/15/25	1,350	1,496
	HCA Inc.	5.250%	6/15/26	1,150	1,294
	HCA Inc.	4.500%	2/15/27	1,535	1,694
	HCA Inc.	4.125%	6/15/29	2,420	2,668
	HCA Inc.	2.375%	7/15/31	750	738
	HCA Inc.	5.125%	6/15/39	825	1,020
	HCA Inc.	5.500%	6/15/47	1,700	2,231
	HCA Inc.	5.250%	6/15/49	1,445	1,863
	HCA Inc.	3.500%	7/15/51	1,000	1,025
	Humana Inc.	3.150%	12/1/22	400	407
	Humana Inc.	2.900%	12/15/22	600	612
	Humana Inc.	0.650%	8/3/23	700	697
	Humana Inc.	3.850%	10/1/24	861	914
	Humana Inc.	4.500%	4/1/25	750	818
	Humana Inc.	1.350%	2/3/27	500	486
	Humana Inc.	3.950%	3/15/27	950	1,039
	Humana Inc.	3.125%	8/15/29	400	418
	Humana Inc.	4.875%	4/1/30	480	563
	Humana Inc.	2.150%	2/3/32	500	484
	Humana Inc.	4.625%	12/1/42	375	462
	Humana Inc.	4.950%	10/1/44	620	800
	Humana Inc.	3.950%	8/15/49	470	538
	IHC Health Services Inc.	4.131%	5/15/48	300	375
	Illumina Inc.	0.550%	3/23/23	500	497
	Illumina Inc.	2.550%	3/23/31	500	501
	Indiana University Health Inc. Obligated Group	3.970%	11/1/48	500	607
[7]	Indiana University Health Inc. Obligated Group	2.852%	11/1/51	500	504
[7]	Integris Baptist Medical Center Inc.	3.875%	8/15/50	750	858
[7]	Iowa Health System	3.665%	2/15/50	400	455
	Johns Hopkins Health System Corp.	3.837%	5/15/46	575	688
	Johnson & Johnson	2.050%	3/1/23	600	609
	Johnson & Johnson	3.375%	12/5/23	650	682
	Johnson & Johnson	2.625%	1/15/25	1,506	1,573
	Johnson & Johnson	0.550%	9/1/25	925	902
	Johnson & Johnson	2.450%	3/1/26	1,600	1,668
	Johnson & Johnson	0.950%	9/1/27	1,225	1,198
	Johnson & Johnson	2.900%	1/15/28	1,100	1,173
	Johnson & Johnson	6.950%	9/1/29	250	342
	Johnson & Johnson	1.300%	9/1/30	800	770
	Johnson & Johnson	4.950%	5/15/33	550	707
	Johnson & Johnson	4.375%	12/5/33	900	1,106

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Johnson & Johnson	3.550%	3/1/36	1,325	1,515
	Johnson & Johnson	3.625%	3/3/37	2,150	2,475
	Johnson & Johnson	5.950%	8/15/37	745	1,075
	Johnson & Johnson	3.400%	1/15/38	800	895
	Johnson & Johnson	5.850%	7/15/38	325	470
	Johnson & Johnson	2.100%	9/1/40	925	876
	Johnson & Johnson	4.500%	9/1/40	419	538
	Johnson & Johnson	4.850%	5/15/41	225	300
	Johnson & Johnson	4.500%	12/5/43	550	700
	Johnson & Johnson	3.700%	3/1/46	1,750	2,061
	Johnson & Johnson	3.750%	3/3/47	500	595
	Johnson & Johnson	3.500%	1/15/48	250	287
	Johnson & Johnson	2.250%	9/1/50	925	863
	Johnson & Johnson	2.450%	9/1/60	1,025	969
	Kaiser Foundation Hospitals	3.150%	5/1/27	475	506
[7]	Kaiser Foundation Hospitals	2.810%	6/1/41	500	502
	Kaiser Foundation Hospitals	4.875%	4/1/42	925	1,221
	Kaiser Foundation Hospitals	4.150%	5/1/47	675	835
[7]	Kaiser Foundation Hospitals	3.266%	11/1/49	375	404
[7]	Kaiser Foundation Hospitals	3.002%	6/1/51	1,500	1,546
	Koninklijke Philips NV	6.875%	3/11/38	300	438
	Koninklijke Philips NV	5.000%	3/15/42	785	996
	Laboratory Corp. of America Holdings	3.250%	9/1/24	500	523
	Laboratory Corp. of America Holdings	2.300%	12/1/24	425	436
	Laboratory Corp. of America Holdings	3.600%	2/1/25	1,421	1,501
	Laboratory Corp. of America Holdings	1.550%	6/1/26	500	495
	Laboratory Corp. of America Holdings	3.600%	9/1/27	450	488
	Laboratory Corp. of America Holdings	2.950%	12/1/29	525	546
	Laboratory Corp. of America Holdings	2.700%	6/1/31	500	510
	Laboratory Corp. of America Holdings	4.700%	2/1/45	800	977
[7]	Mass General Brigham Inc.	3.765%	7/1/48	150	173
[7]	Mass General Brigham Inc.	3.192%	7/1/49	400	423
[7]	Mass General Brigham Inc.	4.117%	7/1/55	275	342
[7]	Mass General Brigham Inc.	3.342%	7/1/60	725	792
[7]	Mayo Clinic	3.774%	11/15/43	250	290
[7]	Mayo Clinic	4.000%	11/15/47	150	182
[7]	Mayo Clinic	4.128%	11/15/52	125	159
[7]	Mayo Clinic	3.196%	11/15/61	750	801
	McKesson Corp.	2.700%	12/15/22	2,370	2,403
	McKesson Corp.	0.900%	12/3/25	750	727
[7]	MedStar Health Inc.	3.626%	8/15/49	250	275
	Medtronic Inc.	3.500%	3/15/25	938	1,000
	Medtronic Inc.	4.375%	3/15/35	2,608	3,212
	Medtronic Inc.	4.625%	3/15/45	1,254	1,645
	Memorial Health Services	3.447%	11/1/49	500	560
	Memorial Sloan-Kettering Cancer Center	5.000%	7/1/42	100	134
[7]	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	250	256
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	450	566
[7]	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	150	192
	Merck & Co. Inc.	2.800%	5/18/23	2,000	2,059
	Merck & Co. Inc.	2.900%	3/7/24	500	521
	Merck & Co. Inc.	2.750%	2/10/25	2,250	2,355
	Merck & Co. Inc.	0.750%	2/24/26	2,743	2,687
	Merck & Co. Inc.	1.700%	6/10/27	1,450	1,460
	Merck & Co. Inc.	1.900%	12/10/28	550	552

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Merck & Co. Inc.	3.400%	3/7/29	1,500	1,635
	Merck & Co. Inc.	1.450%	6/24/30	770	737
	Merck & Co. Inc.	2.150%	12/10/31	800	802
	Merck & Co. Inc.	6.500%	12/1/33	525	758
	Merck & Co. Inc.	3.900%	3/7/39	600	703
	Merck & Co. Inc.	2.350%	6/24/40	1,275	1,219
	Merck & Co. Inc.	3.600%	9/15/42	1,425	1,608
	Merck & Co. Inc.	4.150%	5/18/43	980	1,190
	Merck & Co. Inc.	3.700%	2/10/45	2,295	2,638
	Merck & Co. Inc.	4.000%	3/7/49	600	730
	Merck & Co. Inc.	2.450%	6/24/50	1,250	1,180
	Merck & Co. Inc.	2.750%	12/10/51	1,675	1,667
	Merck & Co. Inc.	2.900%	12/10/61	1,200	1,197
[7]	Mercy Health	4.302%	7/1/28	175	197
[7]	Methodist Hospital	2.705%	12/1/50	500	486
[7]	Montefiore Obligated Group	5.246%	11/1/48	600	650
[7]	Mount Sinai Hospitals Group Inc.	3.981%	7/1/48	200	230
[7]	Mount Sinai Hospitals Group Inc.	3.737%	7/1/49	450	488
[7]	Mount Sinai Hospitals Group Inc.	3.391%	7/1/50	500	518
	MultiCare Health System	2.803%	8/15/50	500	489
	Mylan Inc.	4.200%	11/29/23	705	739
	Mylan Inc.	4.550%	4/15/28	575	644
	Mylan Inc.	5.400%	11/29/43	400	495
	Mylan Inc.	5.200%	4/15/48	625	774
	New York & Presbyterian Hospital	4.024%	8/1/45	480	587
	New York & Presbyterian Hospital	4.063%	8/1/56	425	552
	New York & Presbyterian Hospital	2.606%	8/1/60	500	478
[7]	New York & Presbyterian Hospital	3.954%	8/1/19	400	483
	Northwell Healthcare Inc.	3.979%	11/1/46	525	600
	Northwell Healthcare Inc.	4.260%	11/1/47	850	1,012
	Northwell Healthcare Inc.	3.809%	11/1/49	375	415
	Novant Health Inc.	2.637%	11/1/36	500	504
	Novant Health Inc.	3.168%	11/1/51	500	526
	Novant Health Inc.	3.318%	11/1/61	1,000	1,077
	Novartis Capital Corp.	3.400%	5/6/24	2,735	2,886
	Novartis Capital Corp.	1.750%	2/14/25	255	259
	Novartis Capital Corp.	3.000%	11/20/25	1,400	1,484
	Novartis Capital Corp.	2.000%	2/14/27	2,340	2,383
	Novartis Capital Corp.	3.100%	5/17/27	800	856
	Novartis Capital Corp.	2.200%	8/14/30	2,175	2,208
	Novartis Capital Corp.	3.700%	9/21/42	525	606
	Novartis Capital Corp.	4.400%	5/6/44	1,050	1,346
	Novartis Capital Corp.	4.000%	11/20/45	1,200	1,456
	Novartis Capital Corp.	2.750%	8/14/50	850	861
[7]	NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery	2.667%	10/1/50	245	229
[7]	NYU Langone Hospitals	5.750%	7/1/43	375	537
	NYU Langone Hospitals	4.784%	7/1/44	325	411
[7]	NYU Langone Hospitals	4.368%	7/1/47	425	504
[7]	NYU Langone Hospitals	3.380%	7/1/55	525	541
[7]	Ochsner LSU Health System of North Louisiana	2.510%	5/15/31	500	489
	OhioHealth Corp.	2.297%	11/15/31	500	503
	OhioHealth Corp.	2.834%	11/15/41	500	510
[7]	OhioHealth Corp.	3.042%	11/15/50	300	314

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Orlando Health Obligated Group	4.089%	10/1/48	225	271
	Orlando Health Obligated Group	3.327%	10/1/50	500	522
[7]	PeaceHealth Obligated Group	4.787%	11/15/48	300	399
[7]	PeaceHealth Obligated Group	3.218%	11/15/50	500	517
	PerkinElmer Inc.	0.550%	9/15/23	500	496
	PerkinElmer Inc.	0.850%	9/15/24	500	493
	PerkinElmer Inc.	1.900%	9/15/28	500	491
	PerkinElmer Inc.	3.300%	9/15/29	650	692
	PerkinElmer Inc.	2.550%	3/15/31	500	504
	PerkinElmer Inc.	2.250%	9/15/31	500	487
	PerkinElmer Inc.	3.625%	3/15/51	350	379
	Pfizer Inc.	3.000%	6/15/23	1,136	1,175
	Pfizer Inc.	3.200%	9/15/23	475	494
	Pfizer Inc.	2.950%	3/15/24	500	520
	Pfizer Inc.	3.400%	5/15/24	200	212
	Pfizer Inc.	0.800%	5/28/25	300	296
	Pfizer Inc.	2.750%	6/3/26	2,556	2,711
	Pfizer Inc.	3.000%	12/15/26	1,295	1,395
	Pfizer Inc.	3.600%	9/15/28	600	667
	Pfizer Inc.	3.450%	3/15/29	750	827
	Pfizer Inc.	2.625%	4/1/30	1,175	1,235
	Pfizer Inc.	1.700%	5/28/30	1,750	1,712
	Pfizer Inc.	1.750%	8/18/31	1,900	1,858
	Pfizer Inc.	4.000%	12/15/36	1,050	1,245
	Pfizer Inc.	4.100%	9/15/38	600	714
	Pfizer Inc.	3.900%	3/15/39	550	643
	Pfizer Inc.	7.200%	3/15/39	1,015	1,634
	Pfizer Inc.	2.550%	5/28/40	750	746
	Pfizer Inc.	5.600%	9/15/40	1,100	1,539
	Pfizer Inc.	4.300%	6/15/43	780	959
	Pfizer Inc.	4.400%	5/15/44	725	908
	Pfizer Inc.	4.125%	12/15/46	1,575	1,947
	Pfizer Inc.	4.200%	9/15/48	500	629
	Pfizer Inc.	4.000%	3/15/49	850	1,042
	Pfizer Inc.	2.700%	5/28/50	3,275	3,298
	Pharmacia LLC	6.600%	12/1/28	912	1,184
[7]	Piedmont Healthcare Inc.	2.044%	1/1/32	500	486
	Piedmont Healthcare Inc.	2.864%	1/1/52	500	489
[7]	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	457	479
[7]	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	500	516
[7]	Providence St. Joseph Health Obligated Group	3.744%	10/1/47	325	371
[7]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	400	471
	Quest Diagnostics Inc.	4.250%	4/1/24	300	317
	Quest Diagnostics Inc.	3.500%	3/30/25	250	264
	Quest Diagnostics Inc.	3.450%	6/1/26	1,141	1,221
	Quest Diagnostics Inc.	4.200%	6/30/29	350	396
	Quest Diagnostics Inc.	2.950%	6/30/30	800	834
	Quest Diagnostics Inc.	2.800%	6/30/31	425	439
	Quest Diagnostics Inc.	5.750%	1/30/40	61	77
	Quest Diagnostics Inc.	4.700%	3/30/45	200	250
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/30	1,000	946
	Regeneron Pharmaceuticals Inc.	2.800%	9/15/50	900	846

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Royalty Pharma plc	0.750%	9/2/23	500	497
	Royalty Pharma plc	1.200%	9/2/25	1,000	982
	Royalty Pharma plc	1.750%	9/2/27	1,400	1,377
	Royalty Pharma plc	2.200%	9/2/30	900	872
	Royalty Pharma plc	3.300%	9/2/40	1,000	997
	Royalty Pharma plc	3.550%	9/2/50	800	794
	Royalty Pharma plc	3.350%	9/2/51	500	481
[7]	Rush Obligated Group	3.922%	11/15/29	245	274
	RWJ Barnabas Health Inc.	3.949%	7/1/46	350	414
	RWJ Barnabas Health Inc.	3.477%	7/1/49	100	111
	Sanofi	3.375%	6/19/23	1,050	1,088
	Sanofi	3.625%	6/19/28	1,000	1,125
[7]	Seattle Children's Hospital	2.719%	10/1/50	500	488
[7]	Sharp HealthCare	2.680%	8/1/50	500	480
	Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	2,350	2,416
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	2,685	2,849
	Smith & Nephew plc	2.032%	10/14/30	820	792
[7]	Spectrum Health System Obligated Group	3.487%	7/15/49	275	304
[7]	SSM Health Care Corp.	3.688%	6/1/23	725	748
[7]	SSM Health Care Corp.	3.823%	6/1/27	375	412
[7]	Stanford Health Care	3.795%	11/15/48	450	534
	STERIS Irish FinCo Unltd. Co.	3.750%	3/15/51	600	654
	Stryker Corp.	0.600%	12/1/23	500	497
	Stryker Corp.	3.375%	5/15/24	475	497
	Stryker Corp.	1.150%	6/15/25	400	397
	Stryker Corp.	3.375%	11/1/25	500	533
	Stryker Corp.	3.500%	3/15/26	890	954
	Stryker Corp.	3.650%	3/7/28	450	489
	Stryker Corp.	1.950%	6/15/30	750	733
	Stryker Corp.	4.100%	4/1/43	325	381
	Stryker Corp.	4.375%	5/15/44	1,275	1,550
	Stryker Corp.	4.625%	3/15/46	155	199
	Stryker Corp.	2.900%	6/15/50	500	505
[7]	Sutter Health	1.321%	8/15/25	500	498
[7]	Sutter Health	3.695%	8/15/28	300	330
[7]	Sutter Health	2.294%	8/15/30	500	500
[7]	Sutter Health	3.161%	8/15/40	500	510
[7]	Sutter Health	4.091%	8/15/48	375	441
[7]	Sutter Health	3.361%	8/15/50	475	498
	Takeda Pharmaceutical Co. Ltd.	4.400%	11/26/23	2,500	2,646
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	2,460	2,890
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	2,225	2,169
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	2,700	2,719
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	1,790	1,815
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	900	935
	Texas Health Resources	2.328%	11/15/50	500	450
[7]	Texas Health Resources	4.330%	11/15/55	100	133
	Thermo Fisher Scientific Inc.	0.797%	10/18/23	900	897
	Thermo Fisher Scientific Inc.	1.215%	10/18/24	900	899
	Thermo Fisher Scientific Inc.	3.650%	12/15/25	1,230	1,321
	Thermo Fisher Scientific Inc.	1.750%	10/15/28	500	497
	Thermo Fisher Scientific Inc.	2.600%	10/1/29	890	923
	Thermo Fisher Scientific Inc.	2.000%	10/15/31	1,000	986
	Thermo Fisher Scientific Inc.	2.800%	10/15/41	1,500	1,515
	Thermo Fisher Scientific Inc.	5.300%	2/1/44	350	486

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Thermo Fisher Scientific Inc.	4.100%	8/15/47	400	498
[7]	Toledo Hospital	5.325%	11/15/28	275	309
	Toledo Hospital	6.015%	11/15/48	325	397
[7]	Trinity Health Corp.	2.632%	12/1/40	500	490
	Trinity Health Corp.	4.125%	12/1/45	450	542
	UnitedHealth Group Inc.	2.750%	2/15/23	400	407
	UnitedHealth Group Inc.	2.875%	3/15/23	1,330	1,365
	UnitedHealth Group Inc.	3.500%	6/15/23	500	519
	UnitedHealth Group Inc.	2.375%	8/15/24	550	569
	UnitedHealth Group Inc.	3.750%	7/15/25	2,750	2,983
	UnitedHealth Group Inc.	3.700%	12/15/25	200	218
	UnitedHealth Group Inc.	1.250%	1/15/26	781	778
	UnitedHealth Group Inc.	3.100%	3/15/26	750	802
	UnitedHealth Group Inc.	1.150%	5/15/26	500	495
	UnitedHealth Group Inc.	3.450%	1/15/27	600	654
	UnitedHealth Group Inc.	3.850%	6/15/28	2,100	2,343
	UnitedHealth Group Inc.	3.875%	12/15/28	500	561
	UnitedHealth Group Inc.	2.875%	8/15/29	475	503
	UnitedHealth Group Inc.	2.000%	5/15/30	2,935	2,913
	UnitedHealth Group Inc.	2.300%	5/15/31	2,900	2,946
	UnitedHealth Group Inc.	6.500%	6/15/37	200	295
	UnitedHealth Group Inc.	6.625%	11/15/37	325	483
	UnitedHealth Group Inc.	6.875%	2/15/38	1,355	2,080
	UnitedHealth Group Inc.	3.500%	8/15/39	1,510	1,669
	UnitedHealth Group Inc.	2.750%	5/15/40	2,245	2,265
	UnitedHealth Group Inc.	5.950%	2/15/41	240	343
	UnitedHealth Group Inc.	3.050%	5/15/41	1,400	1,462
	UnitedHealth Group Inc.	4.375%	3/15/42	325	395
	UnitedHealth Group Inc.	3.950%	10/15/42	800	933
	UnitedHealth Group Inc.	4.250%	3/15/43	75	91
	UnitedHealth Group Inc.	4.750%	7/15/45	1,315	1,721
	UnitedHealth Group Inc.	4.200%	1/15/47	775	944
	UnitedHealth Group Inc.	4.250%	4/15/47	950	1,163
	UnitedHealth Group Inc.	4.250%	6/15/48	1,200	1,486
	UnitedHealth Group Inc.	4.450%	12/15/48	1,100	1,406
	UnitedHealth Group Inc.	3.700%	8/15/49	680	785
	UnitedHealth Group Inc.	2.900%	5/15/50	520	531
	UnitedHealth Group Inc.	3.250%	5/15/51	1,900	2,058
	UnitedHealth Group Inc.	3.875%	8/15/59	2,250	2,696
	UnitedHealth Group Inc.	3.125%	5/15/60	2,640	2,734
[11]	Universal Health Services Inc.	2.650%	10/15/30	700	695
[7]	UPMC	3.600%	4/3/25	400	423
	Utah Acquisition Sub Inc.	3.950%	6/15/26	1,100	1,186
	Utah Acquisition Sub Inc.	5.250%	6/15/46	2,250	2,759
	Viatris Inc.	1.650%	6/22/25	600	598
	Viatris Inc.	2.300%	6/22/27	2,350	2,371
	Viatris Inc.	2.700%	6/22/30	1,525	1,531
	Viatris Inc.	3.850%	6/22/40	1,425	1,520
	Viatris Inc.	4.000%	6/22/50	2,425	2,593
[7]	Willis-Knighton Medical Center	4.813%	9/1/48	200	256
[7]	Willis-Knighton Medical Center	3.065%	3/1/51	500	487
	Wyeth LLC	7.250%	3/1/23	350	375
	Wyeth LLC	6.450%	2/1/24	780	865
	Wyeth LLC	6.500%	2/1/34	500	713
	Wyeth LLC	6.000%	2/15/36	410	577

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wyeth LLC	5.950%	4/1/37	1,605	2,259
[7]	Yale-New Haven Health Services Corp.	2.496%	7/1/50	500	464
	Zeneca Wilmington Inc.	7.000%	11/15/23	600	666
	Zimmer Biomet Holdings Inc.	1.450%	11/22/24	700	698
	Zimmer Biomet Holdings Inc.	3.050%	1/15/26	1,000	1,047
	Zimmer Biomet Holdings Inc.	2.600%	11/24/31	700	704
	Zimmer Biomet Holdings Inc.	5.750%	11/30/39	200	267
	Zimmer Biomet Holdings Inc.	4.450%	8/15/45	280	334
	Zoetis Inc.	3.250%	2/1/23	1,475	1,503
	Zoetis Inc.	4.500%	11/13/25	350	386
	Zoetis Inc.	3.000%	9/12/27	800	846
	Zoetis Inc.	3.900%	8/20/28	400	445
	Zoetis Inc.	2.000%	5/15/30	575	567
	Zoetis Inc.	4.700%	2/1/43	900	1,147
	Zoetis Inc.	3.950%	9/12/47	400	475
	Zoetis Inc.	4.450%	8/20/48	325	416
	Zoetis Inc.	3.000%	5/15/50	250	261
					715,930
Industrials (0.8%)
	3M Co.	1.750%	2/14/23	500	505
[7]	3M Co.	2.250%	3/15/23	1,325	1,347
[7]	3M Co.	3.250%	2/14/24	400	418
	3M Co.	2.000%	2/14/25	600	615
	3M Co.	2.650%	4/15/25	1,069	1,116
[7]	3M Co.	2.250%	9/19/26	100	104
	3M Co.	2.875%	10/15/27	1,639	1,747
[7]	3M Co.	3.375%	3/1/29	650	709
	3M Co.	2.375%	8/26/29	1,555	1,596
	3M Co.	3.050%	4/15/30	600	643
[7]	3M Co.	3.125%	9/19/46	1,125	1,186
[7]	3M Co.	3.625%	10/15/47	450	514
[7]	3M Co.	4.000%	9/14/48	182	220
	3M Co.	3.250%	8/26/49	375	409
	3M Co.	3.700%	4/15/50	1,200	1,420
	Acuity Brands Lighting Inc.	2.150%	12/15/30	705	687
	Allegion plc	3.500%	10/1/29	325	346
	Allegion US Holding Co. Inc.	3.200%	10/1/24	128	133
	Allegion US Holding Co. Inc.	3.550%	10/1/27	350	371
[7]	American Airlines Pass-Through Trust Class A Series 2021-1	2.875%	7/11/34	750	735
[7]	American Airlines Pass-Through Trust Class AA Series 2015-2	3.600%	9/22/27	211	216
[7]	American Airlines Pass-Through Trust Class AA Series 2016-1	3.575%	1/15/28	343	348
[7]	American Airlines Pass-Through Trust Class AA Series 2016-2	3.200%	6/15/28	765	766
[7]	American Airlines Pass-Through Trust Class AA Series 2016-3	3.000%	10/15/28	174	173
[7]	American Airlines Pass-Through Trust Class AA Series 2017-1	3.650%	2/15/29	391	405
[7]	American Airlines Pass-Through Trust Class AA Series 2017-2	3.350%	10/15/29	324	329
[7]	American Airlines Pass-Through Trust Class AA Series 2019-1	3.150%	2/15/32	202	204
	Amphenol Corp.	3.200%	4/1/24	200	208
	Amphenol Corp.	2.050%	3/1/25	170	173

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Amphenol Corp.	4.350%	6/1/29	300	341
	Amphenol Corp.	2.800%	2/15/30	750	776
	Amphenol Corp.	2.200%	9/15/31	400	392
[7]	BNSF Funding Trust I	6.613%	12/15/55	325	367
	Boeing Co.	1.167%	2/4/23	1,200	1,200
	Boeing Co.	2.800%	3/1/23	345	351
	Boeing Co.	4.508%	5/1/23	2,625	2,738
	Boeing Co.	1.875%	6/15/23	500	504
	Boeing Co.	1.950%	2/1/24	500	507
	Boeing Co.	1.433%	2/4/24	2,225	2,223
	Boeing Co.	2.800%	3/1/24	450	463
	Boeing Co.	2.850%	10/30/24	450	465
	Boeing Co.	4.875%	5/1/25	3,980	4,358
	Boeing Co.	2.750%	2/1/26	500	515
	Boeing Co.	2.196%	2/4/26	5,000	4,999
	Boeing Co.	3.100%	5/1/26	400	417
	Boeing Co.	2.250%	6/15/26	325	327
	Boeing Co.	2.700%	2/1/27	1,715	1,748
	Boeing Co.	2.800%	3/1/27	200	204
	Boeing Co.	5.040%	5/1/27	1,760	1,988
	Boeing Co.	3.250%	2/1/28	1,350	1,408
	Boeing Co.	3.250%	3/1/28	275	284
	Boeing Co.	3.450%	11/1/28	1,000	1,050
	Boeing Co.	3.200%	3/1/29	900	931
	Boeing Co.	2.950%	2/1/30	500	506
	Boeing Co.	5.150%	5/1/30	3,915	4,568
	Boeing Co.	3.625%	2/1/31	4,350	4,641
	Boeing Co.	6.125%	2/15/33	325	412
	Boeing Co.	3.600%	5/1/34	1,375	1,437
	Boeing Co.	3.250%	2/1/35	600	605
	Boeing Co.	6.625%	2/15/38	100	134
	Boeing Co.	3.500%	3/1/39	200	201
	Boeing Co.	6.875%	3/15/39	285	396
	Boeing Co.	5.875%	2/15/40	545	700
	Boeing Co.	5.705%	5/1/40	3,965	5,095
	Boeing Co.	3.375%	6/15/46	450	434
	Boeing Co.	3.650%	3/1/47	475	473
	Boeing Co.	3.850%	11/1/48	200	206
	Boeing Co.	3.900%	5/1/49	650	681
	Boeing Co.	3.750%	2/1/50	1,100	1,140
	Boeing Co.	5.805%	5/1/50	5,000	6,769
	Boeing Co.	3.825%	3/1/59	225	226
	Boeing Co.	3.950%	8/1/59	360	374
	Boeing Co.	5.930%	5/1/60	3,415	4,735
	Burlington Northern Santa Fe LLC	3.000%	3/15/23	625	639
	Burlington Northern Santa Fe LLC	3.850%	9/1/23	625	651
	Burlington Northern Santa Fe LLC	3.750%	4/1/24	400	421
	Burlington Northern Santa Fe LLC	3.400%	9/1/24	400	422
	Burlington Northern Santa Fe LLC	3.000%	4/1/25	250	263
	Burlington Northern Santa Fe LLC	3.650%	9/1/25	275	296
	Burlington Northern Santa Fe LLC	7.000%	12/15/25	700	845
	Burlington Northern Santa Fe LLC	3.250%	6/15/27	875	948
	Burlington Northern Santa Fe LLC	6.200%	8/15/36	125	178
	Burlington Northern Santa Fe LLC	6.150%	5/1/37	775	1,102
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	625	867

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Burlington Northern Santa Fe LLC	5.050%	3/1/41	675	881
	Burlington Northern Santa Fe LLC	5.400%	6/1/41	1,225	1,657
	Burlington Northern Santa Fe LLC	4.950%	9/15/41	200	258
	Burlington Northern Santa Fe LLC	4.400%	3/15/42	575	703
	Burlington Northern Santa Fe LLC	4.375%	9/1/42	500	609
	Burlington Northern Santa Fe LLC	4.450%	3/15/43	850	1,049
	Burlington Northern Santa Fe LLC	5.150%	9/1/43	500	671
	Burlington Northern Santa Fe LLC	4.900%	4/1/44	1,100	1,440
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	1,600	2,012
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	500	600
	Burlington Northern Santa Fe LLC	4.700%	9/1/45	600	772
	Burlington Northern Santa Fe LLC	3.900%	8/1/46	550	642
	Burlington Northern Santa Fe LLC	4.125%	6/15/47	225	272
	Burlington Northern Santa Fe LLC	4.050%	6/15/48	1,875	2,255
	Burlington Northern Santa Fe LLC	4.150%	12/15/48	575	705
	Burlington Northern Santa Fe LLC	3.050%	2/15/51	745	773
	Burlington Northern Santa Fe LLC	3.300%	9/15/51	800	871
	Burlington Northern Santa Fe LLC	2.875%	6/15/52	575	579
	Canadian National Railway Co.	2.950%	11/21/24	288	300
	Canadian National Railway Co.	2.750%	3/1/26	375	393
	Canadian National Railway Co.	6.250%	8/1/34	350	485
	Canadian National Railway Co.	6.200%	6/1/36	350	491
	Canadian National Railway Co.	6.375%	11/15/37	350	500
	Canadian National Railway Co.	3.200%	8/2/46	500	528
	Canadian National Railway Co.	4.450%	1/20/49	1,000	1,277
	Canadian National Railway Co.	2.450%	5/1/50	1,700	1,584
	Canadian Pacific Railway Co.	4.450%	3/15/23	430	445
	Canadian Pacific Railway Co.	1.350%	12/2/24	1,000	1,001
	Canadian Pacific Railway Co.	2.900%	2/1/25	100	104
	Canadian Pacific Railway Co.	1.750%	12/2/26	1,000	1,004
	Canadian Pacific Railway Co.	2.050%	3/5/30	400	395
	Canadian Pacific Railway Co.	7.125%	10/15/31	275	384
	Canadian Pacific Railway Co.	2.450%	12/2/31	930	947
	Canadian Pacific Railway Co.	5.750%	3/15/33	425	548
	Canadian Pacific Railway Co.	5.950%	5/15/37	775	1,063
	Canadian Pacific Railway Co.	3.000%	12/2/41	2,000	2,045
	Canadian Pacific Railway Co.	4.800%	8/1/45	675	867
	Canadian Pacific Railway Co.	3.100%	12/2/51	1,500	1,534
	Canadian Pacific Railway Co.	6.125%	9/15/15	830	1,233
	Carrier Global Corp.	2.242%	2/15/25	1,600	1,639
	Carrier Global Corp.	2.493%	2/15/27	1,475	1,514
	Carrier Global Corp.	2.722%	2/15/30	2,625	2,682
	Carrier Global Corp.	2.700%	2/15/31	390	397
	Carrier Global Corp.	3.377%	4/5/40	1,950	2,034
	Carrier Global Corp.	3.577%	4/5/50	1,900	2,021
[7]	Caterpillar Financial Services Corp.	1.950%	11/18/22	1,300	1,317
[7]	Caterpillar Financial Services Corp.	2.550%	11/29/22	1,000	1,018
[7]	Caterpillar Financial Services Corp.	3.450%	5/15/23	1,400	1,451
	Caterpillar Financial Services Corp.	0.650%	7/7/23	500	500
[7]	Caterpillar Financial Services Corp.	0.450%	9/14/23	1,825	1,816
[7]	Caterpillar Financial Services Corp.	3.650%	12/7/23	400	421
[7]	Caterpillar Financial Services Corp.	2.850%	5/17/24	325	339
[7]	Caterpillar Financial Services Corp.	3.300%	6/9/24	730	769
[7]	Caterpillar Financial Services Corp.	0.600%	9/13/24	500	494
[7]	Caterpillar Financial Services Corp.	3.250%	12/1/24	1,572	1,668

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Caterpillar Financial Services Corp.	1.450%	5/15/25	375	377
[7]	Caterpillar Financial Services Corp.	0.800%	11/13/25	825	809
	Caterpillar Financial Services Corp.	2.400%	8/9/26	200	207
[7]	Caterpillar Financial Services Corp.	1.150%	9/14/26	500	494
[7]	Caterpillar Financial Services Corp.	1.100%	9/14/27	1,500	1,456
	Caterpillar Inc.	3.400%	5/15/24	450	473
	Caterpillar Inc.	2.600%	4/9/30	2,585	2,698
	Caterpillar Inc.	1.900%	3/12/31	500	497
	Caterpillar Inc.	6.050%	8/15/36	720	1,025
	Caterpillar Inc.	5.200%	5/27/41	475	651
	Caterpillar Inc.	3.803%	8/15/42	1,504	1,760
	Caterpillar Inc.	4.300%	5/15/44	375	474
	Caterpillar Inc.	3.250%	9/19/49	1,600	1,761
	Caterpillar Inc.	3.250%	4/9/50	700	774
	CH Robinson Worldwide Inc.	4.200%	4/15/28	125	141
	CNH Industrial Capital LLC	1.950%	7/2/23	250	253
	CNH Industrial Capital LLC	4.200%	1/15/24	2,455	2,595
	CNH Industrial Capital LLC	1.875%	1/15/26	260	261
	CNH Industrial Capital LLC	1.450%	7/15/26	400	392
[7]	CNH Industrial NV	3.850%	11/15/27	375	409
[7]	Continental Airlines Pass-Through Trust Class A Series 2012-2	4.000%	10/29/24	391	407
	Crane Co.	4.450%	12/15/23	400	422
	Crane Co.	4.200%	3/15/48	525	582
	CSX Corp.	3.400%	8/1/24	400	421
	CSX Corp.	3.350%	11/1/25	400	427
	CSX Corp.	2.600%	11/1/26	200	208
	CSX Corp.	3.250%	6/1/27	650	698
	CSX Corp.	3.800%	3/1/28	1,275	1,401
	CSX Corp.	4.250%	3/15/29	900	1,017
	CSX Corp.	2.400%	2/15/30	2,525	2,567
	CSX Corp.	6.150%	5/1/37	1,000	1,397
	CSX Corp.	6.220%	4/30/40	599	861
	CSX Corp.	5.500%	4/15/41	725	968
	CSX Corp.	4.750%	5/30/42	460	577
	CSX Corp.	4.400%	3/1/43	93	111
	CSX Corp.	4.100%	3/15/44	800	930
	CSX Corp.	3.800%	11/1/46	400	453
	CSX Corp.	4.300%	3/1/48	1,000	1,218
	CSX Corp.	4.500%	3/15/49	900	1,125
	CSX Corp.	3.800%	4/15/50	605	692
	CSX Corp.	2.500%	5/15/51	500	463
	CSX Corp.	4.250%	11/1/66	500	612
	CSX Corp.	4.650%	3/1/68	275	359
	Cummins Inc.	3.650%	10/1/23	350	365
	Cummins Inc.	0.750%	9/1/25	821	806
	Cummins Inc.	1.500%	9/1/30	800	758
	Cummins Inc.	4.875%	10/1/43	525	694
	Cummins Inc.	2.600%	9/1/50	600	564
	Deere & Co.	2.750%	4/15/25	750	784
	Deere & Co.	5.375%	10/16/29	455	564
	Deere & Co.	3.100%	4/15/30	770	830
	Deere & Co.	7.125%	3/3/31	400	559
	Deere & Co.	3.900%	6/9/42	1,000	1,189
	Deere & Co.	2.875%	9/7/49	200	207

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Deere & Co.	3.750%	4/15/50	650	780
[11]	Delta Air Lines Inc.	7.000%	5/1/25	1,169	1,338
[11]	Delta Air Lines Inc.	4.750%	10/20/28	500	547
[7]	Delta Air Lines Pass-Through Trust Class AA Series 2019-1	3.204%	4/25/24	430	443
[7]	Delta Air Lines Pass-Through Trust Class AA Series 2020-1	2.000%	6/10/28	364	357
	Dover Corp.	2.950%	11/4/29	575	607
	Dover Corp.	5.375%	3/1/41	280	362
	Eaton Corp.	2.750%	11/2/22	1,075	1,093
	Eaton Corp.	3.103%	9/15/27	665	711
	Eaton Corp.	4.000%	11/2/32	717	825
	Eaton Corp.	4.150%	11/2/42	75	88
	Eaton Corp.	3.915%	9/15/47	550	639
	Emerson Electric Co.	2.625%	2/15/23	300	305
	Emerson Electric Co.	3.150%	6/1/25	450	475
	Emerson Electric Co.	0.875%	10/15/26	2,000	1,946
	Emerson Electric Co.	1.800%	10/15/27	750	753
	Emerson Electric Co.	1.950%	10/15/30	375	370
	Emerson Electric Co.	5.250%	11/15/39	135	180
	Emerson Electric Co.	2.750%	10/15/50	450	434
	FedEx Corp.	3.250%	4/1/26	500	535
	FedEx Corp.	3.400%	2/15/28	1,000	1,080
	FedEx Corp.	3.100%	8/5/29	825	872
	FedEx Corp.	4.250%	5/15/30	1,600	1,820
	FedEx Corp.	2.400%	5/15/31	450	451
	FedEx Corp.	3.900%	2/1/35	200	223
	FedEx Corp.	3.250%	5/15/41	450	461
	FedEx Corp.	3.875%	8/1/42	200	219
	FedEx Corp.	4.100%	4/15/43	300	336
	FedEx Corp.	5.100%	1/15/44	600	765
	FedEx Corp.	4.100%	2/1/45	300	336
	FedEx Corp.	4.750%	11/15/45	1,075	1,312
	FedEx Corp.	4.550%	4/1/46	2,050	2,455
	FedEx Corp.	4.400%	1/15/47	800	944
	FedEx Corp.	4.050%	2/15/48	700	791
	FedEx Corp.	4.950%	10/17/48	750	957
	FedEx Corp.	5.250%	5/15/50	1,150	1,541
	FedEx Corp.	4.500%	2/1/65	150	177
[7]	FedEx Corp. Pass-Through Trust Class AA Series 2020-1	1.875%	2/20/34	779	761
	Flowserve Corp.	3.500%	10/1/30	500	518
	Fortive Corp.	3.150%	6/15/26	585	620
	Fortive Corp.	4.300%	6/15/46	425	507
	General Dynamics Corp.	2.250%	11/15/22	900	910
	General Dynamics Corp.	3.375%	5/15/23	700	724
	General Dynamics Corp.	1.875%	8/15/23	500	508
	General Dynamics Corp.	3.250%	4/1/25	525	556
	General Dynamics Corp.	3.500%	5/15/25	1,500	1,605
	General Dynamics Corp.	2.125%	8/15/26	250	257
	General Dynamics Corp.	3.500%	4/1/27	350	381
	General Dynamics Corp.	2.625%	11/15/27	500	524
	General Dynamics Corp.	3.750%	5/15/28	705	781
	General Dynamics Corp.	3.625%	4/1/30	755	840
	General Dynamics Corp.	2.250%	6/1/31	500	507

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	General Dynamics Corp.	4.250%	4/1/40	570	697
	General Dynamics Corp.	3.600%	11/15/42	625	711
	General Dynamics Corp.	4.250%	4/1/50	505	647
[7]	General Electric Co.	3.150%	9/7/22	318	324
[7]	General Electric Co.	3.100%	1/9/23	4,149	4,241
[7]	General Electric Co.	6.750%	3/15/32	1,185	1,615
[7]	General Electric Co.	5.875%	1/14/38	2,512	3,415
	Honeywell International Inc.	2.150%	8/8/22	600	605
	Honeywell International Inc.	0.483%	8/19/22	140	140
	Honeywell International Inc.	3.350%	12/1/23	1,175	1,229
	Honeywell International Inc.	2.300%	8/15/24	800	826
	Honeywell International Inc.	1.350%	6/1/25	3,730	3,744
	Honeywell International Inc.	2.500%	11/1/26	1,150	1,204
	Honeywell International Inc.	1.100%	3/1/27	1,150	1,122
	Honeywell International Inc.	2.700%	8/15/29	350	367
	Honeywell International Inc.	1.950%	6/1/30	1,125	1,119
	Honeywell International Inc.	1.750%	9/1/31	1,150	1,120
	Honeywell International Inc.	5.700%	3/15/36	300	410
	Honeywell International Inc.	5.700%	3/15/37	305	421
	Honeywell International Inc.	5.375%	3/1/41	855	1,185
	Honeywell International Inc.	2.800%	6/1/50	500	521
[11]	Huntington Ingalls Industries Inc.	0.670%	8/16/23	500	496
	Huntington Ingalls Industries Inc.	3.844%	5/1/25	250	265
	Huntington Ingalls Industries Inc.	3.483%	12/1/27	400	424
[11]	Huntington Ingalls Industries Inc.	2.043%	8/16/28	2,500	2,449
	Huntington Ingalls Industries Inc.	4.200%	5/1/30	800	892
	IDEX Corp.	3.000%	5/1/30	300	312
	Illinois Tool Works Inc.	3.500%	3/1/24	1,145	1,200
	Illinois Tool Works Inc.	2.650%	11/15/26	1,100	1,157
	Illinois Tool Works Inc.	3.900%	9/1/42	800	936
	JB Hunt Transport Services Inc.	3.300%	8/15/22	400	405
	JB Hunt Transport Services Inc.	3.875%	3/1/26	650	707
[7]	JetBlue Pass-Through Trust Class A Series 2020-1	4.000%	11/15/32	654	703
[7]	JetBlue Pass-Through Trust Class AA Series 2019-1	2.750%	5/15/32	457	457
[7]	John Deere Capital Corp.	2.700%	1/6/23	425	434
	John Deere Capital Corp.	2.800%	1/27/23	275	281
[7]	John Deere Capital Corp.	2.800%	3/6/23	1,500	1,538
[7]	John Deere Capital Corp.	3.450%	6/7/23	200	208
[7]	John Deere Capital Corp.	0.700%	7/5/23	375	375
[7]	John Deere Capital Corp.	0.400%	10/10/23	500	497
	John Deere Capital Corp.	3.650%	10/12/23	200	210
[7]	John Deere Capital Corp.	0.450%	1/17/24	1,000	990
[7]	John Deere Capital Corp.	2.600%	3/7/24	400	414
[7]	John Deere Capital Corp.	3.350%	6/12/24	700	740
[7]	John Deere Capital Corp.	0.625%	9/10/24	925	916
[7]	John Deere Capital Corp.	2.050%	1/9/25	575	592
[7]	John Deere Capital Corp.	3.450%	3/13/25	1,225	1,308
[7]	John Deere Capital Corp.	3.400%	9/11/25	325	348
[7]	John Deere Capital Corp.	0.700%	1/15/26	500	486
[7]	John Deere Capital Corp.	2.650%	6/10/26	300	314
[7]	John Deere Capital Corp.	1.050%	6/17/26	500	492
[7]	John Deere Capital Corp.	2.250%	9/14/26	1,647	1,705
[7]	John Deere Capital Corp.	2.800%	9/8/27	250	266

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	John Deere Capital Corp.	3.050%	1/6/28	600	643
[7]	John Deere Capital Corp.	1.500%	3/6/28	500	492
[7]	John Deere Capital Corp.	3.450%	3/7/29	623	686
[7]	John Deere Capital Corp.	2.800%	7/18/29	490	517
[7]	John Deere Capital Corp.	2.450%	1/9/30	1,000	1,031
	John Deere Capital Corp.	1.450%	1/15/31	500	476
[7]	Johnson Controls International plc	3.625%	7/2/24	442	465
[7]	Johnson Controls International plc	3.900%	2/14/26	219	237
	Johnson Controls International plc	1.750%	9/15/30	500	480
	Johnson Controls International plc	2.000%	9/16/31	500	483
[7]	Johnson Controls International plc	6.000%	1/15/36	210	289
[7]	Johnson Controls International plc	4.625%	7/2/44	800	976
[7]	Johnson Controls International plc	5.125%	9/14/45	80	105
	Johnson Controls International plc	4.500%	2/15/47	400	487
[7]	Johnson Controls International plc	4.950%	7/2/64	286	372
[7]	Kansas City Southern	3.000%	5/15/23	400	409
	Kansas City Southern	2.875%	11/15/29	550	571
[7]	Kansas City Southern	4.300%	5/15/43	500	581
[7]	Kansas City Southern	4.950%	8/15/45	500	639
	Kansas City Southern	3.500%	5/1/50	1,600	1,709
	Kennametal Inc.	4.625%	6/15/28	1,000	1,123
	Keysight Technologies Inc.	4.550%	10/30/24	734	794
	Keysight Technologies Inc.	4.600%	4/6/27	375	423
	Keysight Technologies Inc.	3.000%	10/30/29	425	442
	Kirby Corp.	4.200%	3/1/28	1,200	1,294
	L3Harris Technologies Inc.	3.850%	6/15/23	775	805
	L3Harris Technologies Inc.	3.950%	5/28/24	270	285
	L3Harris Technologies Inc.	3.832%	4/27/25	550	587
	L3Harris Technologies Inc.	3.850%	12/15/26	831	904
[7]	L3Harris Technologies Inc.	4.400%	6/15/28	600	674
	L3Harris Technologies Inc.	2.900%	12/15/29	750	775
	L3Harris Technologies Inc.	1.800%	1/15/31	600	572
	L3Harris Technologies Inc.	4.854%	4/27/35	100	122
	L3Harris Technologies Inc.	5.054%	4/27/45	475	625
	Lennox International Inc.	3.000%	11/15/23	100	103
	Lennox International Inc.	1.350%	8/1/25	500	494
	Lennox International Inc.	1.700%	8/1/27	500	492
	Lockheed Martin Corp.	3.100%	1/15/23	270	276
	Lockheed Martin Corp.	2.900%	3/1/25	463	485
	Lockheed Martin Corp.	3.550%	1/15/26	1,200	1,301
	Lockheed Martin Corp.	3.600%	3/1/35	485	541
	Lockheed Martin Corp.	4.500%	5/15/36	565	690
[7]	Lockheed Martin Corp.	6.150%	9/1/36	1,915	2,695
	Lockheed Martin Corp.	5.720%	6/1/40	316	442
	Lockheed Martin Corp.	4.070%	12/15/42	3,275	3,880
	Lockheed Martin Corp.	3.800%	3/1/45	750	859
	Lockheed Martin Corp.	4.700%	5/15/46	1,050	1,363
	Lockheed Martin Corp.	2.800%	6/15/50	700	699
	Lockheed Martin Corp.	4.090%	9/15/52	622	770
	Norfolk Southern Corp.	2.903%	2/15/23	1,580	1,607
	Norfolk Southern Corp.	3.850%	1/15/24	200	210
	Norfolk Southern Corp.	3.650%	8/1/25	415	444
	Norfolk Southern Corp.	7.800%	5/15/27	100	130
	Norfolk Southern Corp.	3.150%	6/1/27	125	133
	Norfolk Southern Corp.	3.800%	8/1/28	750	828

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Norfolk Southern Corp.	2.550%	11/1/29	1,200	1,234
	Norfolk Southern Corp.	4.837%	10/1/41	565	714
	Norfolk Southern Corp.	3.950%	10/1/42	425	486
	Norfolk Southern Corp.	4.450%	6/15/45	975	1,201
	Norfolk Southern Corp.	4.650%	1/15/46	300	377
	Norfolk Southern Corp.	3.942%	11/1/47	850	983
	Norfolk Southern Corp.	4.150%	2/28/48	50	60
	Norfolk Southern Corp.	4.100%	5/15/49	615	731
	Norfolk Southern Corp.	3.400%	11/1/49	330	352
	Norfolk Southern Corp.	3.050%	5/15/50	1,600	1,623
	Norfolk Southern Corp.	4.050%	8/15/52	973	1,169
	Norfolk Southern Corp.	3.155%	5/15/55	756	772
	Norfolk Southern Corp.	4.100%	5/15/21	500	570
	Northrop Grumman Corp.	3.250%	8/1/23	500	518
	Northrop Grumman Corp.	2.930%	1/15/25	1,300	1,357
	Northrop Grumman Corp.	3.200%	2/1/27	675	717
	Northrop Grumman Corp.	3.250%	1/15/28	3,400	3,636
	Northrop Grumman Corp.	4.400%	5/1/30	1,540	1,779
	Northrop Grumman Corp.	5.150%	5/1/40	2,165	2,802
	Northrop Grumman Corp.	5.050%	11/15/40	850	1,097
	Northrop Grumman Corp.	4.750%	6/1/43	1,550	1,958
	Northrop Grumman Corp.	4.030%	10/15/47	2,950	3,483
	Northrop Grumman Corp.	5.250%	5/1/50	795	1,116
	nVent Finance Sarl	4.550%	4/15/28	300	333
	Oshkosh Corp.	4.600%	5/15/28	400	451
	Oshkosh Corp.	3.100%	3/1/30	80	83
	Otis Worldwide Corp.	2.056%	4/5/25	1,575	1,605
	Otis Worldwide Corp.	2.293%	4/5/27	1,350	1,377
	Otis Worldwide Corp.	2.565%	2/15/30	1,400	1,420
	Otis Worldwide Corp.	3.112%	2/15/40	2,000	2,048
	Otis Worldwide Corp.	3.362%	2/15/50	550	581
[7]	PACCAR Financial Corp.	2.300%	8/10/22	250	253
	PACCAR Financial Corp.	3.400%	8/9/23	300	312
[7]	PACCAR Financial Corp.	0.350%	8/11/23	500	496
[7]	PACCAR Financial Corp.	0.350%	2/2/24	500	493
[7]	PACCAR Financial Corp.	2.150%	8/15/24	250	256
[7]	PACCAR Financial Corp.	0.900%	11/8/24	500	497
[7]	PACCAR Financial Corp.	1.800%	2/6/25	750	762
	Parker-Hannifin Corp.	2.700%	6/14/24	475	491
[7]	Parker-Hannifin Corp.	3.300%	11/21/24	467	490
	Parker-Hannifin Corp.	3.250%	3/1/27	1,600	1,712
	Parker-Hannifin Corp.	3.250%	6/14/29	1,000	1,059
[7]	Parker-Hannifin Corp.	4.200%	11/21/34	200	229
[7]	Parker-Hannifin Corp.	6.250%	5/15/38	575	800
	Parker-Hannifin Corp.	4.100%	3/1/47	500	585
	Parker-Hannifin Corp.	4.000%	6/14/49	950	1,111
	Precision Castparts Corp.	2.500%	1/15/23	1,075	1,092
	Precision Castparts Corp.	3.250%	6/15/25	675	717
	Precision Castparts Corp.	3.900%	1/15/43	375	432
	Precision Castparts Corp.	4.375%	6/15/45	275	340
	Raytheon Technologies Corp.	3.200%	3/15/24	775	807
	Raytheon Technologies Corp.	3.950%	8/16/25	1,680	1,821
	Raytheon Technologies Corp.	3.500%	3/15/27	2,000	2,157
	Raytheon Technologies Corp.	3.125%	5/4/27	975	1,038
	Raytheon Technologies Corp.	7.200%	8/15/27	75	95

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Raytheon Technologies Corp.	4.125%	11/16/28	3,445	3,855
	Raytheon Technologies Corp.	2.250%	7/1/30	500	499
	Raytheon Technologies Corp.	1.900%	9/1/31	925	892
	Raytheon Technologies Corp.	2.375%	3/15/32	950	950
	Raytheon Technologies Corp.	5.400%	5/1/35	500	650
	Raytheon Technologies Corp.	6.050%	6/1/36	585	808
	Raytheon Technologies Corp.	6.125%	7/15/38	463	653
	Raytheon Technologies Corp.	4.450%	11/16/38	1,000	1,204
	Raytheon Technologies Corp.	4.875%	10/15/40	225	284
	Raytheon Technologies Corp.	4.700%	12/15/41	925	1,143
	Raytheon Technologies Corp.	4.500%	6/1/42	3,150	3,894
	Raytheon Technologies Corp.	4.800%	12/15/43	285	360
	Raytheon Technologies Corp.	4.150%	5/15/45	1,025	1,198
	Raytheon Technologies Corp.	3.750%	11/1/46	900	1,005
	Raytheon Technologies Corp.	4.350%	4/15/47	1,325	1,614
	Raytheon Technologies Corp.	4.050%	5/4/47	1,500	1,745
	Raytheon Technologies Corp.	3.125%	7/1/50	1,475	1,507
	Raytheon Technologies Corp.	2.820%	9/1/51	925	894
	Raytheon Technologies Corp.	3.030%	3/15/52	950	954
	Republic Services Inc.	2.500%	8/15/24	60	62
	Republic Services Inc.	3.200%	3/15/25	500	524
	Republic Services Inc.	0.875%	11/15/25	500	486
	Republic Services Inc.	2.900%	7/1/26	2,322	2,430
	Republic Services Inc.	2.300%	3/1/30	725	726
	Republic Services Inc.	1.450%	2/15/31	500	465
	Republic Services Inc.	1.750%	2/15/32	625	590
	Republic Services Inc.	6.200%	3/1/40	475	679
	Republic Services Inc.	5.700%	5/15/41	300	411
	Republic Services Inc.	3.050%	3/1/50	650	666
	Rockwell Automation Inc.	0.350%	8/15/23	500	497
	Rockwell Automation Inc.	3.500%	3/1/29	350	384
	Rockwell Automation Inc.	1.750%	8/15/31	500	487
	Rockwell Automation Inc.	4.200%	3/1/49	575	721
	Rockwell Automation Inc.	2.800%	8/15/61	500	491
[7]	Ryder System Inc.	3.400%	3/1/23	350	359
[7]	Ryder System Inc.	3.750%	6/9/23	1,490	1,546
[7]	Ryder System Inc.	3.650%	3/18/24	550	579
[7]	Ryder System Inc.	2.500%	9/1/24	250	257
[7]	Ryder System Inc.	4.625%	6/1/25	581	637
[7]	Ryder System Inc.	1.750%	9/1/26	500	498
[7]	Ryder System Inc.	2.900%	12/1/26	325	340
	Southwest Airlines Co.	4.750%	5/4/23	675	707
	Southwest Airlines Co.	5.250%	5/4/25	3,500	3,888
	Southwest Airlines Co.	3.000%	11/15/26	400	419
	Southwest Airlines Co.	5.125%	6/15/27	1,925	2,203
	Southwest Airlines Co.	3.450%	11/16/27	540	577
	Southwest Airlines Co.	2.625%	2/10/30	400	400
[7]	Southwest Airlines Co. Pass-Through Trust Series 2007-1	6.150%	8/1/22	22	22
[7]	Spirit Airlines Pass-Through Trust Class A Series 2015-1	4.100%	4/1/28	214	222
	Teledyne Technologies Inc.	0.650%	4/1/23	500	498
	Teledyne Technologies Inc.	0.950%	4/1/24	500	495
	Teledyne Technologies Inc.	2.250%	4/1/28	500	502
	Teledyne Technologies Inc.	2.750%	4/1/31	900	915

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Textron Inc.	4.300%	3/1/24	625	660
	Textron Inc.	3.875%	3/1/25	225	240
	Textron Inc.	4.000%	3/15/26	300	324
	Textron Inc.	3.650%	3/15/27	1,025	1,101
	Textron Inc.	3.375%	3/1/28	325	343
	Textron Inc.	3.900%	9/17/29	250	274
	Timken Co.	3.875%	9/1/24	200	210
	Timken Co.	4.500%	12/15/28	400	447
	Trane Technologies Global Holding Co. Ltd.	4.250%	6/15/23	900	942
	Trane Technologies Global Holding Co. Ltd.	3.750%	8/21/28	1,200	1,310
	Trane Technologies Luxembourg Finance SA	3.550%	11/1/24	1,350	1,429
	Trane Technologies Luxembourg Finance SA	3.500%	3/21/26	325	346
	Trane Technologies Luxembourg Finance SA	3.800%	3/21/29	975	1,065
	Trane Technologies Luxembourg Finance SA	4.650%	11/1/44	150	186
	Trane Technologies Luxembourg Finance SA	4.500%	3/21/49	350	435
	Trimble Inc.	4.150%	6/15/23	100	104
	Trimble Inc.	4.750%	12/1/24	600	650
	Trimble Inc.	4.900%	6/15/28	400	456
	Tyco Electronics Group SA	3.450%	8/1/24	1,000	1,048
	Tyco Electronics Group SA	3.125%	8/15/27	450	480
	Tyco Electronics Group SA	7.125%	10/1/37	550	834
	Union Pacific Corp.	2.950%	1/15/23	650	662
	Union Pacific Corp.	2.750%	4/15/23	200	204
	Union Pacific Corp.	3.500%	6/8/23	600	622
	Union Pacific Corp.	3.646%	2/15/24	325	340
	Union Pacific Corp.	3.150%	3/1/24	400	418
	Union Pacific Corp.	3.250%	1/15/25	400	422
	Union Pacific Corp.	3.750%	7/15/25	930	1,004
	Union Pacific Corp.	3.250%	8/15/25	900	956
	Union Pacific Corp.	2.750%	3/1/26	648	680
	Union Pacific Corp.	2.150%	2/5/27	400	411
	Union Pacific Corp.	3.000%	4/15/27	240	255
	Union Pacific Corp.	2.400%	2/5/30	1,475	1,508
	Union Pacific Corp.	2.375%	5/20/31	500	511
	Union Pacific Corp.	3.375%	2/1/35	900	986
	Union Pacific Corp.	2.891%	4/6/36	1,800	1,884
	Union Pacific Corp.	3.600%	9/15/37	708	794
	Union Pacific Corp.	3.200%	5/20/41	1,500	1,597
	Union Pacific Corp.	4.050%	3/1/46	500	594
	Union Pacific Corp.	3.350%	8/15/46	550	589
	Union Pacific Corp.	3.250%	2/5/50	850	913
	Union Pacific Corp.	3.799%	10/1/51	1,082	1,267
	Union Pacific Corp.	2.950%	3/10/52	500	507
	Union Pacific Corp.	3.950%	8/15/59	425	505
	Union Pacific Corp.	3.839%	3/20/60	1,106	1,300
	Union Pacific Corp.	2.973%	9/16/62	2,025	2,000
	Union Pacific Corp.	4.100%	9/15/67	350	426
	Union Pacific Corp.	3.750%	2/5/70	1,400	1,602
	Union Pacific Corp.	3.799%	4/6/71	1,700	1,971
[7]	United Airlines Pass-Through Trust Class A Series 2012-1	4.150%	4/11/24	523	542
[7]	United Airlines Pass-Through Trust Class A Series 2013-1	4.300%	8/15/25	457	479
[7]	United Airlines Pass-Through Trust Class A Series 2014-1	4.000%	4/11/26	482	504

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	United Airlines Pass-Through Trust Class A Series 2015-1	3.700%	12/1/22	200	203
[7]	United Airlines Pass-Through Trust Class A Series 2016-1	3.450%	7/7/28	316	317
[7]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/27	2,760	3,016
[7]	United Airlines Pass-Through Trust Class AA Series 2015-1	3.450%	12/1/27	202	208
[7]	United Airlines Pass-Through Trust Class AA Series 2016-1	3.100%	7/7/28	434	445
[7]	United Airlines Pass-Through Trust Class AA Series 2019-1	4.150%	8/25/31	410	444
[7]	United Airlines Pass-Through Trust Class AA Series 2019-2	2.700%	5/1/32	444	441
[7]	United Airlines Pass-Through Trust Class B Series 2020-1	4.875%	1/15/26	1,167	1,215
	United Parcel Service Inc.	2.800%	11/15/24	950	994
	United Parcel Service Inc.	3.900%	4/1/25	1,200	1,296
	United Parcel Service Inc.	2.400%	11/15/26	2,609	2,717
	United Parcel Service Inc.	2.500%	9/1/29	400	414
	United Parcel Service Inc.	4.450%	4/1/30	1,000	1,178
	United Parcel Service Inc.	6.200%	1/15/38	505	728
	United Parcel Service Inc.	5.200%	4/1/40	465	627
	United Parcel Service Inc.	4.875%	11/15/40	350	458
	United Parcel Service Inc.	3.625%	10/1/42	300	344
	United Parcel Service Inc.	3.400%	11/15/46	390	438
	United Parcel Service Inc.	4.250%	3/15/49	800	1,026
	United Parcel Service Inc.	3.400%	9/1/49	200	227
	United Parcel Service Inc.	5.300%	4/1/50	2,870	4,245
	Valmont Industries Inc.	5.000%	10/1/44	475	584
	Valmont Industries Inc.	5.250%	10/1/54	300	383
[11]	Vontier Corp.	1.800%	4/1/26	500	491
[11]	Vontier Corp.	2.400%	4/1/28	500	487
[11]	Vontier Corp.	2.950%	4/1/31	500	493
	Waste Connections Inc.	4.250%	12/1/28	2,091	2,351
	Waste Connections Inc.	3.500%	5/1/29	950	1,028
	Waste Connections Inc.	2.600%	2/1/30	500	509
	Waste Connections Inc.	2.200%	1/15/32	700	687
	Waste Connections Inc.	3.050%	4/1/50	300	298
	Waste Connections Inc.	2.950%	1/15/52	700	688
	Waste Management Inc.	2.400%	5/15/23	1,100	1,120
	Waste Management Inc.	0.750%	11/15/25	500	488
	Waste Management Inc.	3.150%	11/15/27	1,600	1,710
	Waste Management Inc.	1.150%	3/15/28	500	477
	Waste Management Inc.	1.500%	3/15/31	1,400	1,318
	Waste Management Inc.	2.950%	6/1/41	500	519
	Waste Management Inc.	2.500%	11/15/50	500	476
	Westinghouse Air Brake Technologies Corp.	4.400%	3/15/24	1,100	1,166
	Westinghouse Air Brake Technologies Corp.	3.200%	6/15/25	1,070	1,117
	Westinghouse Air Brake Technologies Corp.	3.450%	11/15/26	725	769
	Westinghouse Air Brake Technologies Corp.	4.950%	9/15/28	750	853
	WW Grainger Inc.	1.850%	2/15/25	475	483
	WW Grainger Inc.	4.600%	6/15/45	825	1,056
	WW Grainger Inc.	3.750%	5/15/46	325	371
	WW Grainger Inc.	4.200%	5/15/47	350	430
	Xylem Inc.	3.250%	11/1/26	300	321

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Xylem Inc.	1.950%	1/30/28	250	248
	Xylem Inc.	2.250%	1/30/31	400	396
	Xylem Inc.	4.375%	11/1/46	475	568
					494,159
Materials (0.3%)
	Air Products and Chemicals Inc.	2.750%	2/3/23	250	255
	Air Products and Chemicals Inc.	3.350%	7/31/24	1,200	1,263
	Air Products and Chemicals Inc.	1.850%	5/15/27	150	152
	Air Products and Chemicals Inc.	2.050%	5/15/30	700	704
	Air Products and Chemicals Inc.	2.700%	5/15/40	600	605
	Air Products and Chemicals Inc.	2.800%	5/15/50	1,000	1,019
	Albemarle Corp.	4.150%	12/1/24	532	570
	Albemarle Corp.	5.450%	12/1/44	325	424
	Amcor Finance USA Inc.	4.500%	5/15/28	500	568
[7]	Amcor Flexibles North America Inc.	3.100%	9/15/26	300	312
	Amcor Flexibles North America Inc.	2.630%	6/19/30	500	506
	Amcor Flexibles North America Inc.	2.690%	5/25/31	500	506
	AngloGold Ashanti Holdings plc	3.375%	11/1/28	750	743
	AngloGold Ashanti Holdings plc	3.750%	10/1/30	700	704
	ArcelorMittal SA	4.550%	3/11/26	400	439
	ArcelorMittal SA	4.250%	7/16/29	400	438
	ArcelorMittal SA	7.000%	10/15/39	809	1,119
	ArcelorMittal SA	6.750%	3/1/41	480	649
	Barrick Gold Corp.	6.450%	10/15/35	375	510
	Barrick Gold Corp.	5.250%	4/1/42	500	648
	Barrick North America Finance LLC	5.700%	5/30/41	770	1,045
	Barrick North America Finance LLC	5.750%	5/1/43	250	340
	Barrick PD Australia Finance Pty. Ltd.	5.950%	10/15/39	675	921
	Berry Global Inc.	0.950%	2/15/24	1,100	1,089
	Berry Global Inc.	1.570%	1/15/26	1,400	1,370
	Berry Global Inc.	1.650%	1/15/27	1,000	974
	BHP Billiton Finance USA Ltd.	3.850%	9/30/23	475	500
	BHP Billiton Finance USA Ltd.	6.420%	3/1/26	150	179
	BHP Billiton Finance USA Ltd.	4.125%	2/24/42	850	1,006
	BHP Billiton Finance USA Ltd.	5.000%	9/30/43	2,350	3,108
	Cabot Corp.	4.000%	7/1/29	240	260
	Carlisle Cos. Inc.	3.750%	11/15/22	175	178
	Carlisle Cos. Inc.	3.500%	12/1/24	150	158
	Carlisle Cos. Inc.	3.750%	12/1/27	650	703
	Carlisle Cos. Inc.	2.750%	3/1/30	675	690
	Celanese US Holdings LLC	3.500%	5/8/24	400	418
	Celanese US Holdings LLC	1.400%	8/5/26	500	488
	Celulosa Arauco y Constitucion SA	3.875%	11/2/27	300	319
	Celulosa Arauco y Constitucion SA	5.500%	11/2/47	850	987
	CF Industries Inc.	3.450%	6/1/23	225	232
	CF Industries Inc.	5.150%	3/15/34	700	848
	CF Industries Inc.	4.950%	6/1/43	775	933
	CF Industries Inc.	5.375%	3/15/44	700	884
	Dow Chemical Co.	4.550%	11/30/25	50	55
	Dow Chemical Co.	3.625%	5/15/26	800	862
	Dow Chemical Co.	7.375%	11/1/29	58	78
	Dow Chemical Co.	2.100%	11/15/30	750	738
	Dow Chemical Co.	4.250%	10/1/34	386	446
	Dow Chemical Co.	9.400%	5/15/39	556	999
	Dow Chemical Co.	5.250%	11/15/41	375	485

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dow Chemical Co.	4.375%	11/15/42	1,300	1,550
	Dow Chemical Co.	4.625%	10/1/44	400	490
	Dow Chemical Co.	5.550%	11/30/48	1,450	2,044
	Dow Chemical Co.	4.800%	5/15/49	925	1,182
	Dow Chemical Co.	3.600%	11/15/50	750	813
	DuPont de Nemours Inc.	4.205%	11/15/23	2,050	2,168
	DuPont de Nemours Inc.	4.493%	11/15/25	1,500	1,657
	DuPont de Nemours Inc.	4.725%	11/15/28	2,725	3,159
	DuPont de Nemours Inc.	5.319%	11/15/38	1,625	2,090
	DuPont de Nemours Inc.	5.419%	11/15/48	1,600	2,237
	Eastman Chemical Co.	3.800%	3/15/25	1,073	1,146
	Eastman Chemical Co.	4.500%	12/1/28	125	142
	Eastman Chemical Co.	4.800%	9/1/42	490	590
	Eastman Chemical Co.	4.650%	10/15/44	850	1,013
	Ecolab Inc.	0.900%	12/15/23	200	200
	Ecolab Inc.	2.700%	11/1/26	600	631
	Ecolab Inc.	1.650%	2/1/27	200	201
	Ecolab Inc.	3.250%	12/1/27	1,400	1,518
	Ecolab Inc.	4.800%	3/24/30	700	840
	Ecolab Inc.	1.300%	1/30/31	500	468
	Ecolab Inc.	2.125%	2/1/32	300	298
	Ecolab Inc.	2.700%	12/15/51	400	394
	Ecolab Inc.	2.750%	8/18/55	978	961
	EI du Pont de Nemours & Co.	1.700%	7/15/25	700	706
	EI du Pont de Nemours & Co.	2.300%	7/15/30	400	402
	Fibria Overseas Finance Ltd.	4.000%	1/14/25	250	263
	Fibria Overseas Finance Ltd.	5.500%	1/17/27	150	168
	FMC Corp.	4.100%	2/1/24	750	787
	FMC Corp.	3.200%	10/1/26	300	318
	FMC Corp.	3.450%	10/1/29	400	426
	FMC Corp.	4.500%	10/1/49	400	480
[11]	Georgia-Pacific LLC	0.625%	5/15/24	1,000	987
	Georgia-Pacific LLC	8.875%	5/15/31	700	1,084
	Huntsman International LLC	4.500%	5/1/29	250	278
	Huntsman International LLC	2.950%	6/15/31	300	305
	International Flavors & Fragrances Inc.	3.200%	5/1/23	100	102
	International Flavors & Fragrances Inc.	4.450%	9/26/28	415	470
	International Flavors & Fragrances Inc.	4.375%	6/1/47	550	645
	International Flavors & Fragrances Inc.	5.000%	9/26/48	500	643
	International Paper Co.	5.000%	9/15/35	150	187
	International Paper Co.	7.300%	11/15/39	805	1,226
	International Paper Co.	6.000%	11/15/41	300	415
	International Paper Co.	4.800%	6/15/44	600	758
	International Paper Co.	4.350%	8/15/48	450	553
	Kinross Gold Corp.	5.950%	3/15/24	400	434
	Kinross Gold Corp.	4.500%	7/15/27	100	112
	Linde Inc.	2.650%	2/5/25	500	520
	Linde Inc.	1.100%	8/10/30	500	467
	Linde Inc.	3.550%	11/7/42	300	341
	Linde Inc.	2.000%	8/10/50	700	611
	LYB International Finance BV	4.000%	7/15/23	284	297
	LYB International Finance BV	5.250%	7/15/43	700	899
	LYB International Finance BV	4.875%	3/15/44	500	621
	LYB International Finance III LLC	1.250%	10/1/25	1,962	1,933
	LYB International Finance III LLC	2.250%	10/1/30	900	896

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	LYB International Finance III LLC	3.375%	10/1/40	600	624
	LYB International Finance III LLC	4.200%	10/15/49	560	646
	LYB International Finance III LLC	4.200%	5/1/50	850	981
	LYB International Finance III LLC	3.625%	4/1/51	1,300	1,381
	LYB International Finance III LLC	3.800%	10/1/60	500	529
	LyondellBasell Industries NV	4.625%	2/26/55	910	1,118
	Martin Marietta Materials Inc.	0.650%	7/15/23	169	168
	Martin Marietta Materials Inc.	4.250%	7/2/24	1,150	1,227
	Martin Marietta Materials Inc.	3.450%	6/1/27	500	535
[7]	Martin Marietta Materials Inc.	2.500%	3/15/30	375	378
	Martin Marietta Materials Inc.	2.400%	7/15/31	506	503
	Martin Marietta Materials Inc.	4.250%	12/15/47	600	703
	Martin Marietta Materials Inc.	3.200%	7/15/51	743	753
	Mosaic Co.	4.250%	11/15/23	1,000	1,051
	Mosaic Co.	4.050%	11/15/27	600	661
	Mosaic Co.	5.450%	11/15/33	100	124
	Mosaic Co.	5.625%	11/15/43	425	565
	NewMarket Corp.	2.700%	3/18/31	500	498
	Newmont Corp.	2.800%	10/1/29	550	565
	Newmont Corp.	2.250%	10/1/30	1,600	1,579
	Newmont Corp.	2.600%	7/15/32	1,000	1,003
[7]	Newmont Corp.	5.875%	4/1/35	725	946
	Newmont Corp.	6.250%	10/1/39	500	700
	Newmont Corp.	4.875%	3/15/42	1,450	1,817
	Nucor Corp.	4.000%	8/1/23	325	339
	Nucor Corp.	2.000%	6/1/25	1,014	1,035
	Nucor Corp.	2.700%	6/1/30	300	309
	Nucor Corp.	2.979%	12/15/55	1,400	1,390
	Nutrien Ltd.	1.900%	5/13/23	400	405
	Nutrien Ltd.	3.000%	4/1/25	250	261
	Nutrien Ltd.	4.000%	12/15/26	500	548
	Nutrien Ltd.	2.950%	5/13/30	1,175	1,239
	Nutrien Ltd.	4.125%	3/15/35	1,250	1,421
	Nutrien Ltd.	5.875%	12/1/36	300	404
	Nutrien Ltd.	5.625%	12/1/40	385	525
	Nutrien Ltd.	4.900%	6/1/43	225	286
	Nutrien Ltd.	5.250%	1/15/45	286	384
	Nutrien Ltd.	5.000%	4/1/49	1,199	1,612
	Packaging Corp. of America	3.650%	9/15/24	500	528
	Packaging Corp. of America	3.400%	12/15/27	400	431
	Packaging Corp. of America	3.000%	12/15/29	950	994
	Packaging Corp. of America	4.050%	12/15/49	200	234
	Packaging Corp. of America	3.050%	10/1/51	100	100
	PPG Industries Inc.	2.400%	8/15/24	300	309
	PPG Industries Inc.	1.200%	3/15/26	500	490
	PPG Industries Inc.	2.550%	6/15/30	600	612
	Reliance Steel & Aluminum Co.	4.500%	4/15/23	360	373
	Reliance Steel & Aluminum Co.	1.300%	8/15/25	675	665
	Reliance Steel & Aluminum Co.	2.150%	8/15/30	1,800	1,755
	Rio Tinto Alcan Inc.	6.125%	12/15/33	325	448
	Rio Tinto Alcan Inc.	5.750%	6/1/35	450	609
	Rio Tinto Finance USA Ltd.	7.125%	7/15/28	225	294
	Rio Tinto Finance USA Ltd.	5.200%	11/2/40	565	752
	Rio Tinto Finance USA Ltd.	2.750%	11/2/51	2,400	2,382
	Rio Tinto Finance USA plc	4.750%	3/22/42	1,100	1,410

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Rio Tinto Finance USA plc	4.125%	8/21/42	119	143
	Rohm & Haas Co.	7.850%	7/15/29	150	203
	RPM International Inc.	3.750%	3/15/27	150	163
	RPM International Inc.	4.550%	3/1/29	275	312
	RPM International Inc.	5.250%	6/1/45	75	97
	RPM International Inc.	4.250%	1/15/48	450	518
	Sherwin-Williams Co.	3.125%	6/1/24	1,925	2,012
	Sherwin-Williams Co.	3.450%	8/1/25	900	958
	Sherwin-Williams Co.	3.950%	1/15/26	600	652
	Sherwin-Williams Co.	3.450%	6/1/27	300	325
	Sherwin-Williams Co.	2.950%	8/15/29	700	737
	Sherwin-Williams Co.	2.300%	5/15/30	500	501
	Sherwin-Williams Co.	2.200%	3/15/32	500	494
	Sherwin-Williams Co.	4.000%	12/15/42	220	250
	Sherwin-Williams Co.	4.550%	8/1/45	270	332
	Sherwin-Williams Co.	4.500%	6/1/47	1,100	1,372
	Sherwin-Williams Co.	3.800%	8/15/49	504	570
	Sherwin-Williams Co.	3.300%	5/15/50	800	843
	Sherwin-Williams Co.	2.900%	3/15/52	500	489
	Sonoco Products Co.	3.125%	5/1/30	700	732
	Southern Copper Corp.	3.875%	4/23/25	650	696
	Southern Copper Corp.	7.500%	7/27/35	425	609
	Southern Copper Corp.	6.750%	4/16/40	750	1,052
	Southern Copper Corp.	5.250%	11/8/42	1,100	1,390
	Southern Copper Corp.	5.875%	4/23/45	1,405	1,927
	Steel Dynamics Inc.	2.800%	12/15/24	725	753
	Steel Dynamics Inc.	2.400%	6/15/25	300	308
	Steel Dynamics Inc.	1.650%	10/15/27	1,300	1,275
	Steel Dynamics Inc.	3.450%	4/15/30	1,275	1,362
	Steel Dynamics Inc.	3.250%	1/15/31	1,300	1,371
	Steel Dynamics Inc.	3.250%	10/15/50	500	505
	Suzano Austria GmbH	6.000%	1/15/29	1,050	1,215
	Suzano Austria GmbH	5.000%	1/15/30	1,200	1,319
	Suzano Austria GmbH	3.750%	1/15/31	1,000	1,017
[7]	Suzano Austria GmbH	3.125%	1/15/32	1,200	1,161
	Teck Resources Ltd.	3.900%	7/15/30	1,000	1,076
	Teck Resources Ltd.	6.125%	10/1/35	1,025	1,330
	Teck Resources Ltd.	6.000%	8/15/40	150	191
	Teck Resources Ltd.	6.250%	7/15/41	800	1,065
	Vale Overseas Ltd.	6.250%	8/10/26	1,228	1,426
	Vale Overseas Ltd.	3.750%	7/8/30	1,100	1,140
	Vale Overseas Ltd.	8.250%	1/17/34	375	528
	Vale Overseas Ltd.	6.875%	11/21/36	1,980	2,631
	Vale Overseas Ltd.	6.875%	11/10/39	1,060	1,423
	Vale SA	5.625%	9/11/42	923	1,103
	Vulcan Materials Co.	4.500%	4/1/25	250	271
	Vulcan Materials Co.	3.500%	6/1/30	575	620
	Vulcan Materials Co.	4.500%	6/15/47	1,050	1,288
	Westlake Chemical Corp.	3.375%	6/15/30	900	955
	Westlake Chemical Corp.	2.875%	8/15/41	350	338
	Westlake Chemical Corp.	5.000%	8/15/46	825	1,044
	Westlake Chemical Corp.	4.375%	11/15/47	435	513
	Westlake Chemical Corp.	3.125%	8/15/51	500	483
	Westlake Chemical Corp.	3.375%	8/15/61	900	866
	WestRock MWV LLC	8.200%	1/15/30	475	655

Balanced Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
WestRock MWV LLC	7.950%	2/15/31	275	387
WRKCo Inc.	3.000%	9/15/24	525	548
WRKCo Inc.	4.650%	3/15/26	600	670
WRKCo Inc.	3.375%	9/15/27	1,325	1,409
WRKCo Inc.	4.000%	3/15/28	800	883
WRKCo Inc.	3.900%	6/1/28	607	665
WRKCo Inc.	4.900%	3/15/29	1,325	1,542
WRKCo Inc.	4.200%	6/1/32	700	796
WRKCo Inc.	3.000%	6/15/33	1,000	1,031
				173,692
Real Estate (0.4%)
Agree LP	2.000%	6/15/28	500	491
Agree LP	2.600%	6/15/33	500	492
Alexandria Real Estate Equities Inc.	3.450%	4/30/25	598	636
Alexandria Real Estate Equities Inc.	4.300%	1/15/26	300	329
Alexandria Real Estate Equities Inc.	3.800%	4/15/26	200	217
Alexandria Real Estate Equities Inc.	3.950%	1/15/28	350	388
Alexandria Real Estate Equities Inc.	4.500%	7/30/29	200	230
Alexandria Real Estate Equities Inc.	2.750%	12/15/29	1,529	1,582
Alexandria Real Estate Equities Inc.	4.700%	7/1/30	500	586
Alexandria Real Estate Equities Inc.	4.900%	12/15/30	388	466
Alexandria Real Estate Equities Inc.	3.375%	8/15/31	600	649
Alexandria Real Estate Equities Inc.	2.000%	5/18/32	500	480
Alexandria Real Estate Equities Inc.	1.875%	2/1/33	3,000	2,818
Alexandria Real Estate Equities Inc.	4.850%	4/15/49	200	259
Alexandria Real Estate Equities Inc.	4.000%	2/1/50	565	658
Alexandria Real Estate Equities Inc.	3.000%	5/18/51	500	496
American Assets Trust LP	3.375%	2/1/31	500	512
American Campus Communities Operating Partnership LP	3.750%	4/15/23	225	231
American Campus Communities Operating Partnership LP	4.125%	7/1/24	250	267
American Campus Communities Operating Partnership LP	3.300%	7/15/26	313	332
American Campus Communities Operating Partnership LP	3.625%	11/15/27	300	321
American Campus Communities Operating Partnership LP	2.850%	2/1/30	500	511
American Campus Communities Operating Partnership LP	3.875%	1/30/31	250	277
American Homes 4 Rent LP	4.900%	2/15/29	325	376
American Homes 4 Rent LP	2.375%	7/15/31	675	664
American Homes 4 Rent LP	3.375%	7/15/51	500	506
American Tower Corp.	3.500%	1/31/23	1,075	1,104
American Tower Corp.	5.000%	2/15/24	1,900	2,045
American Tower Corp.	3.375%	5/15/24	500	523
American Tower Corp.	2.950%	1/15/25	885	920
American Tower Corp.	1.600%	4/15/26	500	496
American Tower Corp.	1.450%	9/15/26	550	539
American Tower Corp.	3.375%	10/15/26	1,069	1,136
American Tower Corp.	2.750%	1/15/27	2,709	2,794
American Tower Corp.	3.125%	1/15/27	575	602
American Tower Corp.	3.550%	7/15/27	1,100	1,177
American Tower Corp.	3.600%	1/15/28	500	537
American Tower Corp.	1.500%	1/31/28	1,000	958

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	American Tower Corp.	3.800%	8/15/29	1,475	1,606
	American Tower Corp.	2.900%	1/15/30	1,490	1,529
	American Tower Corp.	2.100%	6/15/30	560	540
	American Tower Corp.	1.875%	10/15/30	700	662
	American Tower Corp.	2.700%	4/15/31	500	504
	American Tower Corp.	2.300%	9/15/31	550	535
	American Tower Corp.	3.700%	10/15/49	500	536
	American Tower Corp.	3.100%	6/15/50	560	545
	American Tower Corp.	2.950%	1/15/51	1,000	948
[7]	AvalonBay Communities Inc.	2.850%	3/15/23	200	203
[7]	AvalonBay Communities Inc.	4.200%	12/15/23	865	912
[7]	AvalonBay Communities Inc.	3.500%	11/15/24	1,050	1,111
[7]	AvalonBay Communities Inc.	3.450%	6/1/25	425	452
[7]	AvalonBay Communities Inc.	2.950%	5/11/26	250	264
[7]	AvalonBay Communities Inc.	2.900%	10/15/26	50	53
[7]	AvalonBay Communities Inc.	3.350%	5/15/27	300	322
[7]	AvalonBay Communities Inc.	3.200%	1/15/28	350	375
	AvalonBay Communities Inc.	1.900%	12/1/28	500	496
[7]	AvalonBay Communities Inc.	2.300%	3/1/30	500	508
[7]	AvalonBay Communities Inc.	2.450%	1/15/31	855	877
	AvalonBay Communities Inc.	2.050%	1/15/32	1,500	1,481
[7]	AvalonBay Communities Inc.	3.900%	10/15/46	255	302
	Boston Properties LP	3.125%	9/1/23	1,375	1,416
	Boston Properties LP	3.800%	2/1/24	2,521	2,637
	Boston Properties LP	3.200%	1/15/25	550	576
	Boston Properties LP	2.750%	10/1/26	475	495
	Boston Properties LP	2.900%	3/15/30	1,000	1,021
	Boston Properties LP	3.250%	1/30/31	600	628
	Boston Properties LP	2.550%	4/1/32	500	498
	Brandywine Operating Partnership LP	3.950%	2/15/23	270	277
	Brandywine Operating Partnership LP	3.950%	11/15/27	1,950	2,095
	Brixmor Operating Partnership LP	3.650%	6/15/24	1,300	1,364
	Brixmor Operating Partnership LP	3.850%	2/1/25	475	503
	Brixmor Operating Partnership LP	4.125%	6/15/26	400	434
	Brixmor Operating Partnership LP	3.900%	3/15/27	300	323
	Brixmor Operating Partnership LP	2.250%	4/1/28	2,000	1,996
	Brixmor Operating Partnership LP	4.125%	5/15/29	1,088	1,205
	Brixmor Operating Partnership LP	4.050%	7/1/30	1,400	1,537
	Camden Property Trust	2.950%	12/15/22	1,000	1,016
	Camden Property Trust	4.100%	10/15/28	250	282
	Camden Property Trust	3.150%	7/1/29	100	106
	Camden Property Trust	2.800%	5/15/30	1,735	1,810
	Camden Property Trust	3.350%	11/1/49	800	879
	CBRE Services Inc.	4.875%	3/1/26	625	700
	CBRE Services Inc.	2.500%	4/1/31	500	503
	CC Holdings GS V LLC	3.849%	4/15/23	1,000	1,035
	Columbia Property Trust Operating Partnership LP	4.150%	4/1/25	100	108
	Columbia Property Trust Operating Partnership LP	3.650%	8/15/26	1,125	1,224
	Corporate Office Properties LP	2.900%	12/1/33	1,975	1,944
	Crown Castle International Corp.	3.150%	7/15/23	625	644
	Crown Castle International Corp.	3.200%	9/1/24	525	549
	Crown Castle International Corp.	1.350%	7/15/25	522	516
	Crown Castle International Corp.	4.450%	2/15/26	1,405	1,538

Balanced Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Crown Castle International Corp.	3.700%	6/15/26	1,175	1,261
Crown Castle International Corp.	1.050%	7/15/26	500	484
Crown Castle International Corp.	3.650%	9/1/27	1,190	1,281
Crown Castle International Corp.	3.800%	2/15/28	525	571
Crown Castle International Corp.	3.100%	11/15/29	400	417
Crown Castle International Corp.	3.300%	7/1/30	1,300	1,374
Crown Castle International Corp.	2.250%	1/15/31	1,250	1,216
Crown Castle International Corp.	2.100%	4/1/31	500	480
Crown Castle International Corp.	2.500%	7/15/31	600	596
Crown Castle International Corp.	2.900%	4/1/41	2,300	2,235
Crown Castle International Corp.	4.750%	5/15/47	300	368
Crown Castle International Corp.	5.200%	2/15/49	430	553
Crown Castle International Corp.	4.150%	7/1/50	700	792
Crown Castle International Corp.	3.250%	1/15/51	1,200	1,186
CubeSmart LP	4.000%	11/15/25	160	172
CubeSmart LP	3.125%	9/1/26	425	446
CubeSmart LP	2.250%	12/15/28	500	502
CubeSmart LP	4.375%	2/15/29	150	170
CubeSmart LP	3.000%	2/15/30	500	522
CubeSmart LP	2.000%	2/15/31	300	290
CubeSmart LP	2.500%	2/15/32	500	499
CyrusOne LP	2.900%	11/15/24	1,505	1,557
CyrusOne LP	2.150%	11/1/30	500	494
Digital Realty Trust LP	4.450%	7/15/28	1,350	1,527
Digital Realty Trust LP	3.600%	7/1/29	1,100	1,195
Duke Realty LP	3.750%	12/1/24	202	214
Duke Realty LP	3.250%	6/30/26	1,075	1,144
Duke Realty LP	3.375%	12/15/27	250	267
Duke Realty LP	4.000%	9/15/28	500	559
Duke Realty LP	2.875%	11/15/29	250	261
Duke Realty LP	1.750%	7/1/30	750	715
Duke Realty LP	3.050%	3/1/50	175	173
EPR Properties	4.500%	6/1/27	564	596
EPR Properties	3.750%	8/15/29	686	692
EPR Properties	3.600%	11/15/31	545	542
Equinix Inc.	2.625%	11/18/24	2,900	2,992
Equinix Inc.	1.250%	7/15/25	500	491
Equinix Inc.	1.000%	9/15/25	500	487
Equinix Inc.	1.450%	5/15/26	420	412
Equinix Inc.	2.900%	11/18/26	1,250	1,300
Equinix Inc.	1.800%	7/15/27	1,150	1,135
Equinix Inc.	1.550%	3/15/28	116	112
Equinix Inc.	2.000%	5/15/28	250	245
Equinix Inc.	3.200%	11/18/29	1,000	1,050
Equinix Inc.	2.150%	7/15/30	825	802
Equinix Inc.	2.500%	5/15/31	850	850
Equinix Inc.	3.000%	7/15/50	400	383
Equinix Inc.	2.950%	9/15/51	400	377
Equinix Inc.	3.400%	2/15/52	400	408
ERP Operating LP	3.000%	4/15/23	625	640
ERP Operating LP	3.375%	6/1/25	350	371
ERP Operating LP	2.850%	11/1/26	1,300	1,365
ERP Operating LP	3.500%	3/1/28	500	545
ERP Operating LP	4.150%	12/1/28	300	340
ERP Operating LP	3.000%	7/1/29	250	265

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	ERP Operating LP	2.500%	2/15/30	300	308
	ERP Operating LP	1.850%	8/1/31	600	582
	ERP Operating LP	4.500%	7/1/44	550	694
	ERP Operating LP	4.500%	6/1/45	350	442
	Essex Portfolio LP	3.250%	5/1/23	50	51
	Essex Portfolio LP	3.875%	5/1/24	275	289
	Essex Portfolio LP	3.500%	4/1/25	200	211
	Essex Portfolio LP	3.375%	4/15/26	963	1,019
	Essex Portfolio LP	4.000%	3/1/29	280	311
	Essex Portfolio LP	3.000%	1/15/30	405	424
	Essex Portfolio LP	1.650%	1/15/31	877	820
	Essex Portfolio LP	2.650%	3/15/32	455	458
	Essex Portfolio LP	4.500%	3/15/48	1,000	1,231
	Extra Space Storage LP	2.550%	6/1/31	500	497
	Extra Space Storage LP	2.350%	3/15/32	500	488
	Federal Realty Investment Trust	2.750%	6/1/23	325	332
	Federal Realty Investment Trust	3.250%	7/15/27	225	238
	Federal Realty Investment Trust	3.200%	6/15/29	75	79
	Federal Realty Investment Trust	4.500%	12/1/44	825	981
	GLP Capital LP	5.375%	11/1/23	500	531
	GLP Capital LP	3.350%	9/1/24	300	311
	GLP Capital LP	5.250%	6/1/25	625	687
	GLP Capital LP	5.375%	4/15/26	1,100	1,229
	GLP Capital LP	5.750%	6/1/28	100	116
	GLP Capital LP	5.300%	1/15/29	825	934
	GLP Capital LP	4.000%	1/15/30	570	604
	GLP Capital LP	4.000%	1/15/31	800	854
	Healthcare Realty Trust Inc.	3.625%	1/15/28	300	323
	Healthcare Realty Trust Inc.	2.400%	3/15/30	300	299
	Healthcare Trust of America Holdings LP	3.500%	8/1/26	877	937
	Healthcare Trust of America Holdings LP	3.750%	7/1/27	400	434
	Healthcare Trust of America Holdings LP	3.100%	2/15/30	395	410
	Healthcare Trust of America Holdings LP	2.000%	3/15/31	500	475
	Healthpeak Properties Inc.	3.400%	2/1/25	213	224
	Healthpeak Properties Inc.	3.250%	7/15/26	150	159
	Healthpeak Properties Inc.	3.500%	7/15/29	500	542
	Healthpeak Properties Inc.	3.000%	1/15/30	4,000	4,195
	Healthpeak Properties Inc.	2.875%	1/15/31	100	104
	Healthpeak Properties Inc.	6.750%	2/1/41	175	262
	Highwoods Realty LP	4.125%	3/15/28	850	938
	Highwoods Realty LP	3.050%	2/15/30	500	516
	Highwoods Realty LP	2.600%	2/1/31	500	498
[7]	Host Hotels & Resorts LP	4.000%	6/15/25	728	772
[7]	Host Hotels & Resorts LP	3.375%	12/15/29	400	409
[7]	Host Hotels & Resorts LP	3.500%	9/15/30	1,213	1,246
[7]	Host Hotels & Resorts LP	2.900%	12/15/31	1,000	967
	Hudson Pacific Properties LP	3.950%	11/1/27	250	269
	Hudson Pacific Properties LP	4.650%	4/1/29	200	227
	Hudson Pacific Properties LP	3.250%	1/15/30	240	250
	Invitation Homes Operating Partnership LP	2.300%	11/15/28	675	668
	Invitation Homes Operating Partnership LP	2.700%	1/15/34	675	662
	Kilroy Realty LP	3.450%	12/15/24	850	892
	Kilroy Realty LP	4.750%	12/15/28	350	402
	Kilroy Realty LP	3.050%	2/15/30	1,200	1,243
	Kilroy Realty LP	2.500%	11/15/32	500	486

Balanced Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Kilroy Realty LP	2.650%	11/15/33	1,500	1,458
Kimco Realty Corp.	3.375%	10/15/22	200	203
Kimco Realty Corp.	3.500%	4/15/23	200	205
Kimco Realty Corp.	3.125%	6/1/23	550	564
Kimco Realty Corp.	4.450%	1/15/24	75	78
Kimco Realty Corp.	3.300%	2/1/25	500	526
Kimco Realty Corp.	2.800%	10/1/26	1,294	1,348
Kimco Realty Corp.	1.900%	3/1/28	1,000	986
Kimco Realty Corp.	2.700%	10/1/30	250	254
Kimco Realty Corp.	2.250%	12/1/31	500	487
Kimco Realty Corp.	4.250%	4/1/45	425	489
Kimco Realty Corp.	4.450%	9/1/47	250	298
Kite Realty Group LP	4.000%	10/1/26	725	772
Life Storage LP	3.500%	7/1/26	475	509
Life Storage LP	3.875%	12/15/27	100	110
Life Storage LP	4.000%	6/15/29	125	139
Life Storage LP	2.200%	10/15/30	500	492
Life Storage LP	2.400%	10/15/31	950	934
LXP Industrial Trust	2.700%	9/15/30	500	498
Mid-America Apartments LP	4.300%	10/15/23	350	367
Mid-America Apartments LP	3.750%	6/15/24	325	342
Mid-America Apartments LP	3.600%	6/1/27	1,000	1,082
Mid-America Apartments LP	2.750%	3/15/30	295	305
Mid-America Apartments LP	1.700%	2/15/31	900	859
Mid-America Apartments LP	2.875%	9/15/51	500	493
National Health Investors Inc.	3.000%	2/1/31	1,000	966
National Retail Properties Inc.	3.900%	6/15/24	275	291
National Retail Properties Inc.	4.000%	11/15/25	450	488
National Retail Properties Inc.	3.600%	12/15/26	449	480
National Retail Properties Inc.	3.500%	10/15/27	550	590
National Retail Properties Inc.	4.300%	10/15/28	300	338
National Retail Properties Inc.	2.500%	4/15/30	325	329
National Retail Properties Inc.	4.800%	10/15/48	250	315
National Retail Properties Inc.	3.100%	4/15/50	500	488
National Retail Properties Inc.	3.500%	4/15/51	500	518
National Retail Properties Inc.	3.000%	4/15/52	500	474
Office Properties Income Trust	4.250%	5/15/24	500	522
Office Properties Income Trust	4.500%	2/1/25	250	264
Office Properties Income Trust	2.650%	6/15/26	500	497
Office Properties Income Trust	3.450%	10/15/31	550	534
Omega Healthcare Investors Inc.	4.375%	8/1/23	452	471
Omega Healthcare Investors Inc.	4.950%	4/1/24	275	294
Omega Healthcare Investors Inc.	4.500%	1/15/25	281	301
Omega Healthcare Investors Inc.	5.250%	1/15/26	475	530
Omega Healthcare Investors Inc.	4.750%	1/15/28	300	332
Omega Healthcare Investors Inc.	3.625%	10/1/29	2,000	2,078
Omega Healthcare Investors Inc.	3.375%	2/1/31	750	756
Phillips Edison Grocery Center Operating Partnership I LP	2.625%	11/15/31	1,000	978
Physicians Realty LP	4.300%	3/15/27	290	322
Physicians Realty LP	3.950%	1/15/28	300	329
Physicians Realty LP	2.625%	11/1/31	1,000	998
Piedmont Operating Partnership LP	3.400%	6/1/23	300	308
Piedmont Operating Partnership LP	4.450%	3/15/24	275	289
Piedmont Operating Partnership LP	3.150%	8/15/30	250	256

Balanced Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Piedmont Operating Partnership LP	2.750%	4/1/32	500	491
Prologis LP	3.250%	10/1/26	583	623
Prologis LP	2.125%	4/15/27	900	916
Prologis LP	3.875%	9/15/28	300	337
Prologis LP	4.375%	2/1/29	50	57
Prologis LP	2.250%	4/15/30	400	402
Prologis LP	1.250%	10/15/30	1,214	1,131
Prologis LP	1.625%	3/15/31	1,000	954
Prologis LP	4.375%	9/15/48	300	378
Prologis LP	3.000%	4/15/50	510	528
Prologis LP	2.125%	10/15/50	500	434
Public Storage	1.500%	11/9/26	575	575
Public Storage	3.094%	9/15/27	300	321
Public Storage	1.850%	5/1/28	600	599
Public Storage	1.950%	11/9/28	575	574
Public Storage	3.385%	5/1/29	420	458
Public Storage	2.300%	5/1/31	1,000	1,010
Public Storage	2.250%	11/9/31	575	577
Realty Income Corp.	4.600%	2/6/24	375	399
Realty Income Corp.	3.875%	7/15/24	250	265
Realty Income Corp.	3.875%	4/15/25	200	215
Realty Income Corp.	4.625%	11/1/25	738	819
Realty Income Corp.	4.875%	6/1/26	350	395
Realty Income Corp.	4.125%	10/15/26	775	856
Realty Income Corp.	3.000%	1/15/27	525	554
Realty Income Corp.	3.950%	8/15/27	475	527
Realty Income Corp.	3.400%	1/15/28	1,000	1,079
Realty Income Corp.	3.650%	1/15/28	1,290	1,405
Realty Income Corp.	2.200%	6/15/28	500	505
Realty Income Corp.	3.250%	6/15/29	575	621
Realty Income Corp.	3.100%	12/15/29	500	531
Realty Income Corp.	3.250%	1/15/31	2,000	2,149
Realty Income Corp.	2.850%	12/15/32	500	520
Realty Income Corp.	1.800%	3/15/33	500	471
Realty Income Corp.	4.650%	3/15/47	820	1,062
Regency Centers LP	3.600%	2/1/27	340	366
Regency Centers LP	4.125%	3/15/28	250	278
Regency Centers LP	2.950%	9/15/29	400	415
Regency Centers LP	4.400%	2/1/47	400	474
Rexford Industrial Realty LP	2.150%	9/1/31	650	619
Sabra Health Care LP	5.125%	8/15/26	1,332	1,467
Safehold Operating Partnership LP	2.850%	1/15/32	650	636
Simon Property Group LP	2.750%	6/1/23	3,400	3,473
Simon Property Group LP	3.750%	2/1/24	500	524
Simon Property Group LP	2.000%	9/13/24	595	606
Simon Property Group LP	3.500%	9/1/25	700	747
Simon Property Group LP	3.300%	1/15/26	195	207
Simon Property Group LP	3.250%	11/30/26	300	321
Simon Property Group LP	1.375%	1/15/27	500	490
Simon Property Group LP	3.375%	6/15/27	820	881
Simon Property Group LP	3.375%	12/1/27	1,000	1,074
Simon Property Group LP	1.750%	2/1/28	500	492
Simon Property Group LP	2.450%	9/13/29	1,595	1,618
Simon Property Group LP	2.650%	7/15/30	500	510
Simon Property Group LP	2.200%	2/1/31	600	588

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Simon Property Group LP	2.250%	1/15/32	500	488
	Simon Property Group LP	6.750%	2/1/40	500	738
	Simon Property Group LP	4.750%	3/15/42	350	432
	Simon Property Group LP	4.250%	11/30/46	425	506
	Simon Property Group LP	3.250%	9/13/49	700	720
	Simon Property Group LP	3.800%	7/15/50	1,500	1,684
	SITE Centers Corp.	3.625%	2/1/25	463	485
	SITE Centers Corp.	4.250%	2/1/26	250	267
	SITE Centers Corp.	4.700%	6/1/27	1,000	1,108
	Spirit Realty LP	3.200%	1/15/27	315	330
	Spirit Realty LP	2.100%	3/15/28	1,200	1,174
	Spirit Realty LP	4.000%	7/15/29	245	269
	Spirit Realty LP	3.400%	1/15/30	520	546
	STORE Capital Corp.	4.500%	3/15/28	225	250
	STORE Capital Corp.	4.625%	3/15/29	300	336
	Sun Communities Operating LP	2.300%	11/1/28	725	720
	Sun Communities Operating LP	2.700%	7/15/31	500	498
	Tanger Properties LP	3.125%	9/1/26	723	747
	Tanger Properties LP	3.875%	7/15/27	250	267
[7]	UDR Inc.	2.950%	9/1/26	600	624
[7]	UDR Inc.	3.500%	7/1/27	150	160
[7]	UDR Inc.	3.500%	1/15/28	50	53
[7]	UDR Inc.	3.200%	1/15/30	240	253
[7]	UDR Inc.	2.100%	8/1/32	1,175	1,124
[7]	UDR Inc.	1.900%	3/15/33	1,000	926
	UDR Inc.	3.100%	11/1/34	265	274
	Ventas Realty LP	3.500%	4/15/24	325	340
	Ventas Realty LP	3.750%	5/1/24	200	209
	Ventas Realty LP	2.650%	1/15/25	456	471
	Ventas Realty LP	3.500%	2/1/25	59	62
	Ventas Realty LP	3.850%	4/1/27	275	300
	Ventas Realty LP	3.000%	1/15/30	325	338
	Ventas Realty LP	4.750%	11/15/30	450	526
	Ventas Realty LP	5.700%	9/30/43	325	438
	Ventas Realty LP	4.375%	2/1/45	250	293
	Ventas Realty LP	4.875%	4/15/49	650	816
	Vornado Realty LP	3.500%	1/15/25	425	446
	Vornado Realty LP	3.400%	6/1/31	500	515
	Welltower Inc.	4.500%	1/15/24	725	767
	Welltower Inc.	3.625%	3/15/24	225	237
	Welltower Inc.	4.000%	6/1/25	1,264	1,362
	Welltower Inc.	4.250%	4/1/26	856	938
	Welltower Inc.	2.700%	2/15/27	701	731
	Welltower Inc.	4.250%	4/15/28	750	841
	Welltower Inc.	4.125%	3/15/29	500	559
	Welltower Inc.	3.100%	1/15/30	1,250	1,312
	Welltower Inc.	2.750%	1/15/31	500	511
	Welltower Inc.	2.800%	6/1/31	700	716
	Welltower Inc.	2.750%	1/15/32	525	531
	Welltower Inc.	6.500%	3/15/41	200	291
	Welltower Inc.	4.950%	9/1/48	400	524
	Weyerhaeuser Co.	8.500%	1/15/25	150	181
	Weyerhaeuser Co.	4.000%	11/15/29	750	837
	Weyerhaeuser Co.	4.000%	4/15/30	800	891
	Weyerhaeuser Co.	7.375%	3/15/32	775	1,090

Balanced Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Weyerhaeuser Co.	6.875%	12/15/33	125	171
WP Carey Inc.	4.600%	4/1/24	550	585
WP Carey Inc.	4.000%	2/1/25	200	213
WP Carey Inc.	4.250%	10/1/26	300	329
WP Carey Inc.	3.850%	7/15/29	200	221
WP Carey Inc.	2.250%	4/1/33	1,000	952
				247,857
Technology (1.0%)
Adobe Inc.	1.700%	2/1/23	280	283
Adobe Inc.	1.900%	2/1/25	100	102
Adobe Inc.	3.250%	2/1/25	800	847
Adobe Inc.	2.150%	2/1/27	500	514
Adobe Inc.	2.300%	2/1/30	1,100	1,125
Altera Corp.	4.100%	11/15/23	750	793
Amdocs Ltd.	2.538%	6/15/30	600	597
Analog Devices Inc.	2.950%	4/1/25	300	315
Analog Devices Inc.	3.500%	12/5/26	500	546
Analog Devices Inc.	1.700%	10/1/28	800	795
Analog Devices Inc.	2.100%	10/1/31	900	901
Analog Devices Inc.	2.800%	10/1/41	950	962
Analog Devices Inc.	2.950%	10/1/51	950	976
Apple Inc.	2.850%	2/23/23	1,634	1,670
Apple Inc.	2.400%	5/3/23	5,790	5,926
Apple Inc.	0.750%	5/11/23	2,500	2,509
Apple Inc.	3.000%	2/9/24	1,375	1,433
Apple Inc.	2.850%	5/11/24	2,500	2,606
Apple Inc.	1.800%	9/11/24	1,500	1,532
Apple Inc.	2.750%	1/13/25	1,200	1,255
Apple Inc.	1.125%	5/11/25	6,450	6,436
Apple Inc.	0.550%	8/20/25	1,000	976
Apple Inc.	0.700%	2/8/26	2,200	2,149
Apple Inc.	3.250%	2/23/26	3,805	4,071
Apple Inc.	2.450%	8/4/26	500	522
Apple Inc.	2.050%	9/11/26	3,000	3,085
Apple Inc.	3.350%	2/9/27	200	217
Apple Inc.	3.200%	5/11/27	2,700	2,913
Apple Inc.	2.900%	9/12/27	2,331	2,485
Apple Inc.	3.000%	11/13/27	1,025	1,101
Apple Inc.	1.200%	2/8/28	2,200	2,137
Apple Inc.	1.400%	8/5/28	2,000	1,959
Apple Inc.	2.200%	9/11/29	4,475	4,581
Apple Inc.	1.650%	5/11/30	3,000	2,931
Apple Inc.	1.250%	8/20/30	1,000	944
Apple Inc.	1.650%	2/8/31	2,500	2,436
Apple Inc.	1.700%	8/5/31	900	879
Apple Inc.	4.500%	2/23/36	825	1,035
Apple Inc.	2.375%	2/8/41	1,300	1,261
Apple Inc.	3.850%	5/4/43	2,825	3,337
Apple Inc.	4.450%	5/6/44	625	798
Apple Inc.	3.450%	2/9/45	2,344	2,618
Apple Inc.	4.375%	5/13/45	2,275	2,878
Apple Inc.	4.650%	2/23/46	3,720	4,887
Apple Inc.	3.850%	8/4/46	2,350	2,784
Apple Inc.	4.250%	2/9/47	800	1,003
Apple Inc.	3.750%	9/12/47	842	985

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Apple Inc.	3.750%	11/13/47	1,000	1,175
	Apple Inc.	2.950%	9/11/49	1,600	1,654
	Apple Inc.	2.650%	5/11/50	1,855	1,822
	Apple Inc.	2.400%	8/20/50	1,000	939
	Apple Inc.	2.650%	2/8/51	2,700	2,653
	Apple Inc.	2.700%	8/5/51	1,600	1,588
	Apple Inc.	2.550%	8/20/60	1,500	1,412
	Apple Inc.	2.800%	2/8/61	1,600	1,582
	Apple Inc.	2.850%	8/5/61	1,300	1,307
	Applied Materials Inc.	3.900%	10/1/25	756	822
	Applied Materials Inc.	3.300%	4/1/27	1,065	1,150
	Applied Materials Inc.	1.750%	6/1/30	350	343
	Applied Materials Inc.	5.100%	10/1/35	400	519
	Applied Materials Inc.	5.850%	6/15/41	250	365
	Applied Materials Inc.	4.350%	4/1/47	1,225	1,561
	Applied Materials Inc.	2.750%	6/1/50	550	553
	Arrow Electronics Inc.	4.500%	3/1/23	400	412
	Arrow Electronics Inc.	3.250%	9/8/24	509	531
	Arrow Electronics Inc.	4.000%	4/1/25	300	320
	Arrow Electronics Inc.	3.875%	1/12/28	250	271
	Arrow Electronics Inc.	2.950%	2/15/32	400	403
	Autodesk Inc.	3.600%	12/15/22	100	102
	Autodesk Inc.	4.375%	6/15/25	250	272
	Autodesk Inc.	3.500%	6/15/27	375	404
	Autodesk Inc.	2.850%	1/15/30	360	373
	Autodesk Inc.	2.400%	12/15/31	900	899
	Automatic Data Processing Inc.	3.375%	9/15/25	825	886
	Automatic Data Processing Inc.	1.700%	5/15/28	1,000	998
	Automatic Data Processing Inc.	1.250%	9/1/30	1,300	1,228
	Avnet Inc.	4.875%	12/1/22	400	414
	Avnet Inc.	4.625%	4/15/26	450	493
	Avnet Inc.	3.000%	5/15/31	200	198
	Block Financial LLC	5.250%	10/1/25	350	389
	Block Financial LLC	2.500%	7/15/28	400	401
	Block Financial LLC	3.875%	8/15/30	600	642
	Broadcom Corp.	3.875%	1/15/27	3,150	3,416
	Broadcom Corp.	3.500%	1/15/28	800	855
	Broadcom Inc.	2.250%	11/15/23	700	714
	Broadcom Inc.	4.700%	4/15/25	1,600	1,750
	Broadcom Inc.	3.150%	11/15/25	1,233	1,295
	Broadcom Inc.	4.250%	4/15/26	3,600	3,936
	Broadcom Inc.	3.459%	9/15/26	1,588	1,692
[11]	Broadcom Inc.	1.950%	2/15/28	600	591
	Broadcom Inc.	4.110%	9/15/28	1,865	2,046
	Broadcom Inc.	4.750%	4/15/29	2,000	2,278
	Broadcom Inc.	5.000%	4/15/30	1,700	1,979
	Broadcom Inc.	4.150%	11/15/30	2,000	2,218
[11]	Broadcom Inc.	2.450%	2/15/31	2,200	2,150
	Broadcom Inc.	4.300%	11/15/32	1,500	1,689
[11]	Broadcom Inc.	2.600%	2/15/33	1,500	1,455
[11]	Broadcom Inc.	3.419%	4/15/33	2,692	2,810
[11]	Broadcom Inc.	3.469%	4/15/34	2,902	3,028
[11]	Broadcom Inc.	3.137%	11/15/35	1,360	1,367
[11]	Broadcom Inc.	3.187%	11/15/36	300	301
[11]	Broadcom Inc.	3.500%	2/15/41	2,100	2,138

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[11]	Broadcom Inc.	3.750%	2/15/51	1,500	1,567
	Broadridge Financial Solutions Inc.	3.400%	6/27/26	320	341
	Broadridge Financial Solutions Inc.	2.900%	12/1/29	375	388
	Broadridge Financial Solutions Inc.	2.600%	5/1/31	900	908
	Cadence Design Systems Inc.	4.375%	10/15/24	279	300
	CDW LLC	4.125%	5/1/25	300	308
	CDW LLC	4.250%	4/1/28	347	359
	CDW LLC	3.250%	2/15/29	487	491
[11]	CGI Inc.	1.450%	9/14/26	625	612
[11]	CGI Inc.	2.300%	9/14/31	400	385
	Cintas Corp. No. 2	3.700%	4/1/27	825	904
	Cisco Systems Inc.	2.600%	2/28/23	250	256
	Cisco Systems Inc.	2.200%	9/20/23	500	512
	Cisco Systems Inc.	3.625%	3/4/24	2,000	2,122
	Cisco Systems Inc.	2.950%	2/28/26	1,550	1,651
	Cisco Systems Inc.	2.500%	9/20/26	1,350	1,421
	Cisco Systems Inc.	5.900%	2/15/39	1,400	2,015
	Cisco Systems Inc.	5.500%	1/15/40	1,275	1,782
	Citrix Systems Inc.	1.250%	3/1/26	500	486
	Citrix Systems Inc.	4.500%	12/1/27	800	868
	Citrix Systems Inc.	3.300%	3/1/30	300	304
	Corning Inc.	4.700%	3/15/37	750	884
	Corning Inc.	5.750%	8/15/40	665	903
	Corning Inc.	4.750%	3/15/42	300	377
	Corning Inc.	4.375%	11/15/57	775	928
	Corning Inc.	5.850%	11/15/68	400	590
	Corning Inc.	5.450%	11/15/79	700	921
	Dell Inc.	6.500%	4/15/38	400	513
	Dell International LLC	5.450%	6/15/23	1,026	1,084
	Dell International LLC	4.000%	7/15/24	1,625	1,725
	Dell International LLC	5.850%	7/15/25	700	794
	Dell International LLC	6.020%	6/15/26	4,500	5,214
	Dell International LLC	4.900%	10/1/26	1,000	1,127
	Dell International LLC	6.100%	7/15/27	800	959
	Dell International LLC	5.300%	10/1/29	1,650	1,938
	Dell International LLC	6.200%	7/15/30	1,675	2,117
	Dell International LLC	8.100%	7/15/36	972	1,484
[11]	Dell International LLC	3.375%	12/15/41	1,000	990
	Dell International LLC	8.350%	7/15/46	571	956
[11]	Dell International LLC	3.450%	12/15/51	1,200	1,152
	DXC Technology Co.	1.800%	9/15/26	700	693
	DXC Technology Co.	2.375%	9/15/28	2,600	2,549
	Emerson Electric Co.	2.000%	12/21/28	1,000	1,000
	Emerson Electric Co.	2.200%	12/21/31	900	896
	Emerson Electric Co.	2.800%	12/21/51	900	882
	Equifax Inc.	3.950%	6/15/23	225	234
	Equifax Inc.	2.600%	12/1/24	200	207
	Equifax Inc.	2.600%	12/15/25	375	388
	Equifax Inc.	3.100%	5/15/30	445	466
	Equifax Inc.	2.350%	9/15/31	900	888
	Fidelity National Information Services Inc.	0.375%	3/1/23	500	498
	Fidelity National Information Services Inc.	0.600%	3/1/24	500	493
	Fidelity National Information Services Inc.	1.150%	3/1/26	1,100	1,073
	Fidelity National Information Services Inc.	1.650%	3/1/28	700	678
	Fidelity National Information Services Inc.	3.750%	5/21/29	250	273

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Fidelity National Information Services Inc.	2.250%	3/1/31	1,200	1,174
	Fidelity National Information Services Inc.	3.100%	3/1/41	700	705
	Fiserv Inc.	3.800%	10/1/23	1,000	1,046
	Fiserv Inc.	2.750%	7/1/24	2,400	2,482
	Fiserv Inc.	3.850%	6/1/25	2,267	2,424
	Fiserv Inc.	3.200%	7/1/26	2,100	2,223
	Fiserv Inc.	2.250%	6/1/27	1,550	1,577
	Fiserv Inc.	4.200%	10/1/28	800	897
	Fiserv Inc.	3.500%	7/1/29	2,505	2,694
	Fiserv Inc.	2.650%	6/1/30	1,900	1,929
	Fiserv Inc.	4.400%	7/1/49	1,650	1,968
	Flex Ltd.	5.000%	2/15/23	500	522
	Flex Ltd.	4.750%	6/15/25	25	27
	Flex Ltd.	4.875%	6/15/29	514	584
	Fortinet Inc.	1.000%	3/15/26	500	485
	Fortinet Inc.	2.200%	3/15/31	500	489
	Global Payments Inc.	3.750%	6/1/23	500	515
	Global Payments Inc.	4.000%	6/1/23	475	494
	Global Payments Inc.	1.500%	11/15/24	500	500
	Global Payments Inc.	2.650%	2/15/25	1,425	1,466
	Global Payments Inc.	1.200%	3/1/26	1,000	973
	Global Payments Inc.	4.800%	4/1/26	600	666
	Global Payments Inc.	2.150%	1/15/27	700	703
	Global Payments Inc.	4.450%	6/1/28	300	335
	Global Payments Inc.	3.200%	8/15/29	1,100	1,145
	Global Payments Inc.	2.900%	5/15/30	500	509
	Global Payments Inc.	2.900%	11/15/31	800	813
	Global Payments Inc.	4.150%	8/15/49	1,200	1,378
[11]	GXO Logistics Inc.	2.650%	7/15/31	500	493
	Harman International Industries Inc.	4.150%	5/15/25	351	377
	Hewlett Packard Enterprise Co.	2.250%	4/1/23	300	305
	Hewlett Packard Enterprise Co.	4.450%	10/2/23	900	950
	Hewlett Packard Enterprise Co.	1.450%	4/1/24	2,000	2,012
	Hewlett Packard Enterprise Co.	4.900%	10/15/25	1,600	1,776
	Hewlett Packard Enterprise Co.	1.750%	4/1/26	440	440
	Hewlett Packard Enterprise Co.	6.200%	10/15/35	950	1,246
	Hewlett Packard Enterprise Co.	6.350%	10/15/45	1,850	2,477
	HP Inc.	2.200%	6/17/25	1,925	1,968
[11]	HP Inc.	1.450%	6/17/26	900	886
	HP Inc.	3.000%	6/17/27	2,500	2,631
	HP Inc.	3.400%	6/17/30	1,500	1,584
[11]	HP Inc.	2.650%	6/17/31	900	889
	HP Inc.	6.000%	9/15/41	1,110	1,479
	Hubbell Inc.	3.350%	3/1/26	300	318
	Hubbell Inc.	3.150%	8/15/27	275	290
	Hubbell Inc.	3.500%	2/15/28	400	431
	IHS Markit Ltd.	3.625%	5/1/24	1,900	1,992
	IHS Markit Ltd.	4.750%	8/1/28	800	925
	IHS Markit Ltd.	4.250%	5/1/29	400	453
	Intel Corp.	2.700%	12/15/22	768	784
	Intel Corp.	2.875%	5/11/24	2,675	2,784
	Intel Corp.	3.400%	3/25/25	1,050	1,118
	Intel Corp.	3.700%	7/29/25	2,005	2,162
	Intel Corp.	2.600%	5/19/26	1,140	1,197
	Intel Corp.	3.750%	3/25/27	1,750	1,926

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Intel Corp.	1.600%	8/12/28	900	889
	Intel Corp.	2.450%	11/15/29	1,400	1,448
	Intel Corp.	3.900%	3/25/30	1,240	1,410
	Intel Corp.	2.000%	8/12/31	1,000	994
	Intel Corp.	4.000%	12/15/32	1,125	1,316
	Intel Corp.	4.600%	3/25/40	1,000	1,245
	Intel Corp.	2.800%	8/12/41	700	698
	Intel Corp.	4.800%	10/1/41	1,065	1,383
	Intel Corp.	4.100%	5/19/46	1,350	1,601
	Intel Corp.	4.100%	5/11/47	800	959
	Intel Corp.	3.734%	12/8/47	2,200	2,495
	Intel Corp.	3.250%	11/15/49	1,544	1,631
	Intel Corp.	4.750%	3/25/50	2,185	2,906
	Intel Corp.	3.050%	8/12/51	1,000	1,026
	Intel Corp.	3.100%	2/15/60	700	705
	Intel Corp.	4.950%	3/25/60	855	1,201
	Intel Corp.	3.200%	8/12/61	700	716
	International Business Machines Corp.	1.875%	8/1/22	2,050	2,067
	International Business Machines Corp.	2.875%	11/9/22	1,150	1,172
	International Business Machines Corp.	3.375%	8/1/23	1,100	1,144
	International Business Machines Corp.	3.625%	2/12/24	1,400	1,475
	International Business Machines Corp.	3.000%	5/15/24	2,500	2,611
	International Business Machines Corp.	3.450%	2/19/26	900	965
	International Business Machines Corp.	3.300%	5/15/26	2,365	2,531
	International Business Machines Corp.	1.700%	5/15/27	3,300	3,290
	International Business Machines Corp.	3.500%	5/15/29	2,975	3,232
	International Business Machines Corp.	1.950%	5/15/30	2,000	1,955
	International Business Machines Corp.	4.150%	5/15/39	1,350	1,561
	International Business Machines Corp.	5.600%	11/30/39	414	566
	International Business Machines Corp.	2.850%	5/15/40	1,970	1,939
	International Business Machines Corp.	4.000%	6/20/42	730	839
	International Business Machines Corp.	4.250%	5/15/49	2,800	3,396
	International Business Machines Corp.	2.950%	5/15/50	970	948
	Intuit Inc.	0.650%	7/15/23	300	299
	Intuit Inc.	0.950%	7/15/25	650	641
	Intuit Inc.	1.350%	7/15/27	400	392
	Intuit Inc.	1.650%	7/15/30	400	386
	Jabil Inc.	3.950%	1/12/28	400	437
	Jabil Inc.	3.600%	1/15/30	500	541
	Jabil Inc.	3.000%	1/15/31	450	463
	Juniper Networks Inc.	1.200%	12/10/25	500	492
	Juniper Networks Inc.	3.750%	8/15/29	500	542
	Juniper Networks Inc.	2.000%	12/10/30	500	473
	Juniper Networks Inc.	5.950%	3/15/41	150	198
	KLA Corp.	4.650%	11/1/24	825	895
	KLA Corp.	4.100%	3/15/29	300	339
	KLA Corp.	5.000%	3/15/49	800	1,078
	KLA Corp.	3.300%	3/1/50	1,700	1,817
[11]	Kyndryl Holdings Inc.	2.050%	10/15/26	300	293
[11]	Kyndryl Holdings Inc.	2.700%	10/15/28	100	97
[11]	Kyndryl Holdings Inc.	3.150%	10/15/31	600	581
[11]	Kyndryl Holdings Inc.	4.100%	10/15/41	400	388
	Lam Research Corp.	3.800%	3/15/25	501	537
	Lam Research Corp.	3.750%	3/15/26	600	654
	Lam Research Corp.	4.000%	3/15/29	800	897

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lam Research Corp.	1.900%	6/15/30	600	590
	Lam Research Corp.	4.875%	3/15/49	500	680
	Lam Research Corp.	2.875%	6/15/50	500	500
	Lam Research Corp.	3.125%	6/15/60	400	409
	Legrand France SA	8.500%	2/15/25	300	362
	Leidos Inc.	2.950%	5/15/23	375	384
	Leidos Inc.	3.625%	5/15/25	355	377
	Leidos Inc.	4.375%	5/15/30	1,200	1,339
	Leidos Inc.	2.300%	2/15/31	800	768
[7]	Marvell Technology Inc.	4.200%	6/22/23	425	442
	Marvell Technology Inc.	2.450%	4/15/28	400	406
[7]	Marvell Technology Inc.	4.875%	6/22/28	300	342
	Marvell Technology Inc.	2.950%	4/15/31	300	307
	Maxim Integrated Products Inc.	3.450%	6/15/27	250	270
	Microchip Technology Inc.	4.333%	6/1/23	500	521
	Microchip Technology Inc.	4.250%	9/1/25	1,000	1,039
	Micron Technology Inc.	4.975%	2/6/26	275	307
	Micron Technology Inc.	4.185%	2/15/27	750	823
	Micron Technology Inc.	5.327%	2/6/29	575	678
	Micron Technology Inc.	4.663%	2/15/30	300	345
	Micron Technology Inc.	2.703%	4/15/32	700	703
	Micron Technology Inc.	3.366%	11/1/41	500	513
	Micron Technology Inc.	3.477%	11/1/51	500	510
	Microsoft Corp.	2.650%	11/3/22	1,000	1,015
	Microsoft Corp.	2.375%	5/1/23	250	255
	Microsoft Corp.	2.000%	8/8/23	1,900	1,936
	Microsoft Corp.	2.875%	2/6/24	2,213	2,302
	Microsoft Corp.	3.125%	11/3/25	2,270	2,420
	Microsoft Corp.	2.400%	8/8/26	7,700	8,058
	Microsoft Corp.	3.300%	2/6/27	3,800	4,137
	Microsoft Corp.	3.500%	2/12/35	1,325	1,517
	Microsoft Corp.	3.450%	8/8/36	2,450	2,810
	Microsoft Corp.	4.100%	2/6/37	1,075	1,309
	Microsoft Corp.	3.700%	8/8/46	5,824	6,989
	Microsoft Corp.	2.525%	6/1/50	6,365	6,246
	Microsoft Corp.	2.921%	3/17/52	7,076	7,493
	Microsoft Corp.	2.675%	6/1/60	3,407	3,392
	Microsoft Corp.	3.041%	3/17/62	3,671	3,952
	Moody's Corp.	4.875%	2/15/24	425	455
	Moody's Corp.	3.250%	1/15/28	300	322
	Moody's Corp.	2.000%	8/19/31	600	584
	Moody's Corp.	2.750%	8/19/41	600	584
	Moody's Corp.	4.875%	12/17/48	300	398
	Moody's Corp.	3.250%	5/20/50	250	262
	Moody's Corp.	2.550%	8/18/60	500	439
	Moody's Corp.	3.100%	11/29/61	500	497
	Motorola Solutions Inc.	4.000%	9/1/24	300	320
	Motorola Solutions Inc.	4.600%	2/23/28	550	622
	Motorola Solutions Inc.	4.600%	5/23/29	500	571
	Motorola Solutions Inc.	2.300%	11/15/30	1,000	971
	Motorola Solutions Inc.	2.750%	5/24/31	500	501
	Motorola Solutions Inc.	5.500%	9/1/44	300	393
	NetApp Inc.	3.300%	9/29/24	300	314
	NetApp Inc.	1.875%	6/22/25	500	505
	NetApp Inc.	2.375%	6/22/27	400	410

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	NetApp Inc.	2.700%	6/22/30	600	604
	NVIDIA Corp.	0.309%	6/15/23	1,000	994
	NVIDIA Corp.	0.584%	6/14/24	1,000	991
	NVIDIA Corp.	3.200%	9/16/26	1,764	1,899
	NVIDIA Corp.	1.550%	6/15/28	1,000	987
	NVIDIA Corp.	2.850%	4/1/30	1,150	1,220
	NVIDIA Corp.	2.000%	6/15/31	1,000	993
	NVIDIA Corp.	3.500%	4/1/40	1,700	1,908
	NVIDIA Corp.	3.500%	4/1/50	1,965	2,243
	NVIDIA Corp.	3.700%	4/1/60	350	418
[11]	NXP BV	4.875%	3/1/24	800	859
[11]	NXP BV	5.350%	3/1/26	787	889
[11]	NXP BV	3.875%	6/18/26	300	324
[11]	NXP BV	3.150%	5/1/27	930	978
[11]	NXP BV	5.550%	12/1/28	675	808
[11]	NXP BV	4.300%	6/18/29	750	841
[11]	NXP BV	3.400%	5/1/30	1,100	1,173
[11]	NXP BV	2.500%	5/11/31	900	902
[11]	NXP BV	2.650%	2/15/32	900	903
[11]	NXP BV	3.250%	5/11/41	900	925
[11]	NXP BV	3.125%	2/15/42	400	402
[11]	NXP BV	3.250%	11/30/51	400	400
	Oracle Corp.	2.400%	9/15/23	1,720	1,754
	Oracle Corp.	3.400%	7/8/24	1,100	1,151
	Oracle Corp.	2.950%	11/15/24	2,860	2,975
	Oracle Corp.	2.500%	4/1/25	4,156	4,257
	Oracle Corp.	2.950%	5/15/25	3,125	3,243
	Oracle Corp.	1.650%	3/25/26	2,500	2,479
	Oracle Corp.	2.650%	7/15/26	5,000	5,144
	Oracle Corp.	2.800%	4/1/27	4,450	4,591
	Oracle Corp.	2.300%	3/25/28	1,700	1,692
	Oracle Corp.	2.950%	4/1/30	3,950	3,992
	Oracle Corp.	2.875%	3/25/31	3,000	3,015
	Oracle Corp.	4.300%	7/8/34	1,350	1,497
	Oracle Corp.	3.900%	5/15/35	1,375	1,471
	Oracle Corp.	3.850%	7/15/36	1,180	1,242
	Oracle Corp.	3.800%	11/15/37	2,484	2,588
	Oracle Corp.	6.125%	7/8/39	600	791
	Oracle Corp.	3.600%	4/1/40	6,325	6,358
	Oracle Corp.	5.375%	7/15/40	2,160	2,626
	Oracle Corp.	3.650%	3/25/41	2,550	2,582
	Oracle Corp.	4.500%	7/8/44	685	766
	Oracle Corp.	4.125%	5/15/45	1,825	1,937
	Oracle Corp.	4.000%	7/15/46	3,340	3,473
	Oracle Corp.	4.000%	11/15/47	2,475	2,567
	Oracle Corp.	3.600%	4/1/50	3,600	3,526
	Oracle Corp.	3.950%	3/25/51	3,025	3,148
	Oracle Corp.	4.375%	5/15/55	650	712
	Oracle Corp.	3.850%	4/1/60	3,000	2,969
	Oracle Corp.	4.100%	3/25/61	1,300	1,357
	PayPal Holdings Inc.	1.350%	6/1/23	300	303
	PayPal Holdings Inc.	2.400%	10/1/24	400	414
	PayPal Holdings Inc.	1.650%	6/1/25	450	456
	PayPal Holdings Inc.	2.650%	10/1/26	900	947
	PayPal Holdings Inc.	2.850%	10/1/29	1,000	1,053

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	PayPal Holdings Inc.	2.300%	6/1/30	900	913
	PayPal Holdings Inc.	3.250%	6/1/50	1,000	1,072
[11]	Qorvo Inc.	1.750%	12/15/24	450	450
	Qorvo Inc.	4.375%	10/15/29	800	854
	QUALCOMM Inc.	2.600%	1/30/23	375	382
	QUALCOMM Inc.	2.900%	5/20/24	612	638
	QUALCOMM Inc.	3.450%	5/20/25	1,165	1,241
	QUALCOMM Inc.	3.250%	5/20/27	1,150	1,242
	QUALCOMM Inc.	1.300%	5/20/28	964	934
	QUALCOMM Inc.	2.150%	5/20/30	1,400	1,412
	QUALCOMM Inc.	1.650%	5/20/32	1,931	1,832
	QUALCOMM Inc.	4.650%	5/20/35	800	995
	QUALCOMM Inc.	4.800%	5/20/45	1,000	1,328
	QUALCOMM Inc.	4.300%	5/20/47	1,475	1,853
	QUALCOMM Inc.	3.250%	5/20/50	500	549
	Quanta Services Inc.	0.950%	10/1/24	2,000	1,977
	Quanta Services Inc.	2.900%	10/1/30	800	817
	RELX Capital Inc.	3.500%	3/16/23	575	592
	RELX Capital Inc.	4.000%	3/18/29	800	887
	RELX Capital Inc.	3.000%	5/22/30	500	525
	Roper Technologies Inc.	2.350%	9/15/24	500	514
	Roper Technologies Inc.	1.000%	9/15/25	500	489
	Roper Technologies Inc.	3.850%	12/15/25	250	269
	Roper Technologies Inc.	3.800%	12/15/26	600	658
	Roper Technologies Inc.	1.400%	9/15/27	2,000	1,942
	Roper Technologies Inc.	4.200%	9/15/28	650	730
	Roper Technologies Inc.	2.950%	9/15/29	475	492
	Roper Technologies Inc.	2.000%	6/30/30	1,275	1,228
	Roper Technologies Inc.	1.750%	2/15/31	2,000	1,880
	S&P Global Inc.	4.000%	6/15/25	550	596
	S&P Global Inc.	2.500%	12/1/29	375	388
	S&P Global Inc.	1.250%	8/15/30	500	467
	S&P Global Inc.	3.250%	12/1/49	1,050	1,142
	S&P Global Inc.	2.300%	8/15/60	1,000	868
	salesforce.com Inc.	3.250%	4/11/23	825	851
	salesforce.com Inc.	3.700%	4/11/28	1,275	1,414
	salesforce.com Inc.	1.500%	7/15/28	965	954
	salesforce.com Inc.	1.950%	7/15/31	600	594
	salesforce.com Inc.	2.700%	7/15/41	1,200	1,197
	salesforce.com Inc.	2.900%	7/15/51	2,300	2,345
	salesforce.com Inc.	3.050%	7/15/61	1,200	1,236
	ServiceNow Inc.	1.400%	9/1/30	1,200	1,119
	Skyworks Solutions Inc.	1.800%	6/1/26	500	495
	Skyworks Solutions Inc.	3.000%	6/1/31	500	503
[11]	TD SYNNEX Corp.	1.750%	8/9/26	500	488
[11]	TD SYNNEX Corp.	2.375%	8/9/28	2,500	2,427
	Teledyne FLIR LLC	2.500%	8/1/30	500	502
	Texas Instruments Inc.	2.625%	5/15/24	225	233
	Texas Instruments Inc.	1.375%	3/12/25	1,900	1,910
	Texas Instruments Inc.	1.125%	9/15/26	500	495
	Texas Instruments Inc.	2.900%	11/3/27	400	429
	Texas Instruments Inc.	2.250%	9/4/29	1,100	1,126
	Texas Instruments Inc.	1.750%	5/4/30	560	550
	Texas Instruments Inc.	1.900%	9/15/31	450	444
	Texas Instruments Inc.	3.875%	3/15/39	600	708

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Texas Instruments Inc.	4.150%	5/15/48	1,225	1,539
	Texas Instruments Inc.	2.700%	9/15/51	500	504
	TSMC Arizona Corp.	1.750%	10/25/26	1,150	1,151
	TSMC Arizona Corp.	2.500%	10/25/31	1,000	1,012
	TSMC Arizona Corp.	3.125%	10/25/41	875	912
	TSMC Arizona Corp.	3.250%	10/25/51	1,050	1,105
	Verisk Analytics Inc.	4.000%	6/15/25	125	135
	Verisk Analytics Inc.	4.125%	3/15/29	900	1,004
	Verisk Analytics Inc.	5.500%	6/15/45	600	809
	Verisk Analytics Inc.	3.625%	5/15/50	600	655
	VMware Inc.	2.950%	8/21/22	1,410	1,428
	VMware Inc.	0.600%	8/15/23	900	894
	VMware Inc.	4.500%	5/15/25	2,086	2,274
	VMware Inc.	1.400%	8/15/26	1,400	1,377
	VMware Inc.	4.650%	5/15/27	1,200	1,355
	VMware Inc.	3.900%	8/21/27	1,050	1,147
	VMware Inc.	1.800%	8/15/28	700	682
	VMware Inc.	4.700%	5/15/30	610	709
	VMware Inc.	2.200%	8/15/31	1,400	1,376
	Western Digital Corp.	4.750%	2/15/26	700	765
	Western Digital Corp.	2.850%	2/1/29	500	505
	Xilinx Inc.	2.950%	6/1/24	1,000	1,039
	Xilinx Inc.	2.375%	6/1/30	550	557
					585,549
Utilities (0.9%)
	AEP Texas Inc.	3.950%	6/1/28	400	440
	AEP Texas Inc.	3.800%	10/1/47	250	268
[7]	AEP Texas Inc.	3.450%	1/15/50	2,379	2,434
	AEP Transmission Co. LLC	3.100%	12/1/26	200	211
	AEP Transmission Co. LLC	4.000%	12/1/46	325	378
	AEP Transmission Co. LLC	3.750%	12/1/47	450	506
	AEP Transmission Co. LLC	4.250%	9/15/48	325	393
	AEP Transmission Co. LLC	3.800%	6/15/49	270	308
	AEP Transmission Co. LLC	3.150%	9/15/49	70	72
[7]	AEP Transmission Co. LLC	3.650%	4/1/50	300	332
[7]	AEP Transmission Co. LLC	2.750%	8/15/51	500	479
	AES Corp.	1.375%	1/15/26	2,900	2,818
	AES Corp.	2.450%	1/15/31	800	780
[7]	Alabama Power Co.	3.550%	12/1/23	700	734
[7]	Alabama Power Co.	1.450%	9/15/30	500	471
	Alabama Power Co.	6.000%	3/1/39	100	139
	Alabama Power Co.	3.850%	12/1/42	125	141
	Alabama Power Co.	4.150%	8/15/44	300	351
	Alabama Power Co.	3.750%	3/1/45	570	631
	Alabama Power Co.	4.300%	1/2/46	300	359
[7]	Alabama Power Co.	3.700%	12/1/47	325	361
	Alabama Power Co.	3.450%	10/1/49	3,750	4,004
	Alabama Power Co.	3.125%	7/15/51	1,800	1,844
	Alabama Power Co.	3.000%	3/15/52	575	577
	Ameren Corp.	2.500%	9/15/24	1,250	1,284
	Ameren Corp.	3.650%	2/15/26	440	469
	Ameren Corp.	1.950%	3/15/27	500	502
	Ameren Corp.	1.750%	3/15/28	500	485
	Ameren Corp.	3.500%	1/15/31	680	736
	Ameren Illinois Co.	3.250%	3/1/25	275	289

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ameren Illinois Co.	3.800%	5/15/28	350	386
	Ameren Illinois Co.	1.550%	11/15/30	500	474
	Ameren Illinois Co.	4.150%	3/15/46	475	574
	Ameren Illinois Co.	3.700%	12/1/47	350	400
	Ameren Illinois Co.	3.250%	3/15/50	240	255
	Ameren Illinois Co.	2.900%	6/15/51	500	505
[7]	American Electric Power Co. Inc.	0.750%	11/1/23	1,000	995
[7]	American Electric Power Co. Inc.	1.000%	11/1/25	500	489
[7]	American Electric Power Co. Inc.	4.300%	12/1/28	500	559
	American Electric Power Co. Inc.	3.250%	3/1/50	500	496
	American Electric Power Co. Inc.	3.875%	2/15/62	750	760
	American Water Capital Corp.	3.850%	3/1/24	1,545	1,628
	American Water Capital Corp.	3.400%	3/1/25	450	476
	American Water Capital Corp.	2.950%	9/1/27	1,225	1,295
	American Water Capital Corp.	3.450%	6/1/29	2,000	2,159
	American Water Capital Corp.	2.800%	5/1/30	200	207
	American Water Capital Corp.	2.300%	6/1/31	300	300
	American Water Capital Corp.	6.593%	10/15/37	700	1,017
	American Water Capital Corp.	4.300%	12/1/42	125	150
	American Water Capital Corp.	4.000%	12/1/46	500	579
	American Water Capital Corp.	3.750%	9/1/47	475	532
	American Water Capital Corp.	4.200%	9/1/48	450	541
	American Water Capital Corp.	4.150%	6/1/49	400	473
	American Water Capital Corp.	3.450%	5/1/50	500	537
	American Water Capital Corp.	3.250%	6/1/51	500	522
	Appalachian Power Co.	3.400%	6/1/25	400	423
[7]	Appalachian Power Co.	2.700%	4/1/31	2,700	2,763
	Appalachian Power Co.	7.000%	4/1/38	260	376
	Appalachian Power Co.	4.400%	5/15/44	575	669
[7]	Appalachian Power Co.	4.500%	3/1/49	900	1,093
[7]	Appalachian Power Co.	3.700%	5/1/50	300	326
	Arizona Public Service Co.	3.150%	5/15/25	500	522
	Arizona Public Service Co.	2.950%	9/15/27	300	315
	Arizona Public Service Co.	2.600%	8/15/29	500	510
	Arizona Public Service Co.	5.050%	9/1/41	525	644
	Arizona Public Service Co.	4.500%	4/1/42	325	380
	Arizona Public Service Co.	4.350%	11/15/45	350	411
	Arizona Public Service Co.	3.750%	5/15/46	895	979
	Arizona Public Service Co.	3.350%	5/15/50	300	307
	Atlantic City Electric Co.	2.300%	3/15/31	500	503
	Atmos Energy Corp.	0.625%	3/9/23	500	499
	Atmos Energy Corp.	3.000%	6/15/27	375	398
	Atmos Energy Corp.	2.625%	9/15/29	150	155
	Atmos Energy Corp.	1.500%	1/15/31	1,000	938
	Atmos Energy Corp.	5.500%	6/15/41	800	1,060
	Atmos Energy Corp.	4.150%	1/15/43	75	87
	Atmos Energy Corp.	4.125%	3/15/49	900	1,077
	Atmos Energy Corp.	3.375%	9/15/49	720	771
	Atmos Energy Corp.	2.850%	2/15/52	650	640
	Avangrid Inc.	3.150%	12/1/24	957	1,002
	Avangrid Inc.	3.800%	6/1/29	600	656
	Avista Corp.	4.350%	6/1/48	300	371
	Baltimore Gas & Electric Co.	3.350%	7/1/23	900	927
	Baltimore Gas & Electric Co.	2.400%	8/15/26	225	231
	Baltimore Gas & Electric Co.	6.350%	10/1/36	725	1,027

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Baltimore Gas & Electric Co.	3.750%	8/15/47	250	284
	Baltimore Gas & Electric Co.	2.900%	6/15/50	300	299
	Berkshire Hathaway Energy Co.	2.800%	1/15/23	150	153
	Berkshire Hathaway Energy Co.	3.750%	11/15/23	250	262
	Berkshire Hathaway Energy Co.	3.500%	2/1/25	250	265
	Berkshire Hathaway Energy Co.	4.050%	4/15/25	1,250	1,354
	Berkshire Hathaway Energy Co.	3.250%	4/15/28	1,000	1,073
	Berkshire Hathaway Energy Co.	3.700%	7/15/30	2,000	2,221
	Berkshire Hathaway Energy Co.	1.650%	5/15/31	500	474
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	1,000	1,365
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	450	607
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	1,050	1,352
	Berkshire Hathaway Energy Co.	4.500%	2/1/45	705	856
	Berkshire Hathaway Energy Co.	3.800%	7/15/48	250	279
	Berkshire Hathaway Energy Co.	4.450%	1/15/49	850	1,055
	Berkshire Hathaway Energy Co.	4.250%	10/15/50	1,750	2,137
	Berkshire Hathaway Energy Co.	2.850%	5/15/51	500	481
	Black Hills Corp.	4.250%	11/30/23	500	526
	Black Hills Corp.	1.037%	8/23/24	550	545
	Black Hills Corp.	3.950%	1/15/26	250	268
	Black Hills Corp.	3.150%	1/15/27	325	340
	Black Hills Corp.	3.050%	10/15/29	170	178
	Black Hills Corp.	4.350%	5/1/33	350	398
	Black Hills Corp.	4.200%	9/15/46	250	285
	Black Hills Corp.	3.875%	10/15/49	240	266
	CenterPoint Energy Houston Electric LLC	2.250%	8/1/22	250	251
[7]	CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	150	155
[7]	CenterPoint Energy Houston Electric LLC	2.350%	4/1/31	500	509
	CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	700	779
	CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	325	387
[7]	CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	600	747
[7]	CenterPoint Energy Houston Electric LLC	2.900%	7/1/50	200	202
[7]	CenterPoint Energy Houston Electric LLC	3.350%	4/1/51	700	774
	CenterPoint Energy Inc.	3.850%	2/1/24	250	262
	CenterPoint Energy Inc.	2.500%	9/1/24	900	925
	CenterPoint Energy Inc.	1.450%	6/1/26	1,000	983
	CenterPoint Energy Inc.	4.250%	11/1/28	375	419
	CenterPoint Energy Inc.	2.950%	3/1/30	3,650	3,771
	CenterPoint Energy Inc.	2.650%	6/1/31	500	506
	CenterPoint Energy Inc.	3.700%	9/1/49	300	327
	CenterPoint Energy Resources Corp.	4.000%	4/1/28	450	494
	CenterPoint Energy Resources Corp.	1.750%	10/1/30	500	475
	CenterPoint Energy Resources Corp.	5.850%	1/15/41	375	512
	CenterPoint Energy Resources Corp.	4.100%	9/1/47	250	289
	Cleco Corporate Holdings LLC	3.743%	5/1/26	425	454
	Cleco Corporate Holdings LLC	4.973%	5/1/46	275	332
	Cleveland Electric Illuminating Co.	5.500%	8/15/24	1,275	1,407
	Cleveland Electric Illuminating Co.	5.950%	12/15/36	325	438
	CMS Energy Corp.	3.000%	5/15/26	300	313
	CMS Energy Corp.	3.450%	8/15/27	300	323
	CMS Energy Corp.	4.875%	3/1/44	275	346
[7]	CMS Energy Corp.	4.750%	6/1/50	400	434
	CMS Energy Corp.	3.750%	12/1/50	500	492
[7]	Commonwealth Edison Co.	2.950%	8/15/27	275	291
	Commonwealth Edison Co.	5.900%	3/15/36	500	689

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth Edison Co.	6.450%	1/15/38	750	1,091
	Commonwealth Edison Co.	4.700%	1/15/44	825	1,043
	Commonwealth Edison Co.	3.700%	3/1/45	625	700
	Commonwealth Edison Co.	4.350%	11/15/45	900	1,088
	Commonwealth Edison Co.	3.650%	6/15/46	1,000	1,115
[7]	Commonwealth Edison Co.	3.750%	8/15/47	500	568
	Commonwealth Edison Co.	4.000%	3/1/48	775	912
	Commonwealth Edison Co.	4.000%	3/1/49	700	832
[7]	Commonwealth Edison Co.	3.200%	11/15/49	250	261
	Commonwealth Edison Co.	3.000%	3/1/50	500	510
[7]	Commonwealth Edison Co.	2.750%	9/1/51	300	293
	Connecticut Light & Power Co.	2.500%	1/15/23	1,310	1,329
[7]	Connecticut Light & Power Co.	0.750%	12/1/25	500	486
[7]	Connecticut Light & Power Co.	3.200%	3/15/27	250	267
[7]	Connecticut Light & Power Co.	2.050%	7/1/31	300	297
	Connecticut Light & Power Co.	4.300%	4/15/44	375	458
[7]	Connecticut Light & Power Co.	4.150%	6/1/45	75	90
	Connecticut Light & Power Co.	4.000%	4/1/48	625	751
[7]	Consolidated Edison Co. of New York Inc.	3.125%	11/15/27	275	290
	Consolidated Edison Co. of New York Inc.	2.400%	6/15/31	2,000	2,013
[7]	Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	300	371
[7]	Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	860	1,129
[7]	Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	300	411
[7]	Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	400	580
[7]	Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	600	774
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	950	1,255
	Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	550	598
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	610	717
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	475	560
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	1,840	1,996
[7]	Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	750	824
[7]	Consolidated Edison Co. of New York Inc.	4.650%	12/1/48	600	743
[7]	Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	1,800	2,067
[7]	Consolidated Edison Co. of New York Inc.	4.300%	12/1/56	75	89
[7]	Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	375	426
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	500	615
	Consumers Energy Co.	0.350%	6/1/23	1,000	994
	Consumers Energy Co.	3.375%	8/15/23	225	233
	Consumers Energy Co.	3.800%	11/15/28	250	278
	Consumers Energy Co.	3.950%	5/15/43	600	689
	Consumers Energy Co.	3.250%	8/15/46	550	587
	Consumers Energy Co.	3.950%	7/15/47	500	590
	Consumers Energy Co.	4.050%	5/15/48	500	599
	Consumers Energy Co.	4.350%	4/15/49	530	669
	Consumers Energy Co.	3.100%	8/15/50	567	592
	Consumers Energy Co.	3.500%	8/1/51	850	958
	Consumers Energy Co.	2.650%	8/15/52	500	488
	Consumers Energy Co.	2.500%	5/1/60	450	397
	Delmarva Power & Light Co.	3.500%	11/15/23	125	130
	Delmarva Power & Light Co.	4.150%	5/15/45	600	703
	Dominion Energy Inc.	3.071%	8/15/24	500	518
	Dominion Energy Inc.	3.900%	10/1/25	425	460
[7]	Dominion Energy Inc.	1.450%	4/15/26	500	495
[7]	Dominion Energy Inc.	2.850%	8/15/26	1,872	1,954
	Dominion Energy Inc.	4.250%	6/1/28	200	224

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Dominion Energy Inc.	3.375%	4/1/30	2,300	2,450
[7]	Dominion Energy Inc.	2.250%	8/15/31	920	901
[7]	Dominion Energy Inc.	6.300%	3/15/33	500	658
[7]	Dominion Energy Inc.	5.250%	8/1/33	200	246
	Dominion Energy Inc.	7.000%	6/15/38	300	434
[7]	Dominion Energy Inc.	3.300%	4/15/41	500	519
[7]	Dominion Energy Inc.	4.900%	8/1/41	890	1,098
[7]	Dominion Energy Inc.	4.050%	9/15/42	400	451
[7]	Dominion Energy Inc.	4.600%	3/15/49	500	628
[7]	Dominion Energy Inc.	5.750%	10/1/54	375	400
[7]	Dominion Energy South Carolina Inc.	2.300%	12/1/31	250	252
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	375	510
	Dominion Energy South Carolina Inc.	6.050%	1/15/38	450	634
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	250	338
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	1,425	1,743
	Dominion Energy South Carolina Inc.	5.100%	6/1/65	425	612
	DTE Electric Co.	3.650%	3/15/24	825	865
	DTE Electric Co.	3.375%	3/1/25	150	158
[7]	DTE Electric Co.	1.900%	4/1/28	500	497
	DTE Electric Co.	2.250%	3/1/30	500	502
[7]	DTE Electric Co.	2.625%	3/1/31	400	413
[7]	DTE Electric Co.	4.000%	4/1/43	300	352
	DTE Electric Co.	3.700%	3/15/45	200	223
	DTE Electric Co.	3.700%	6/1/46	550	621
	DTE Electric Co.	3.750%	8/15/47	450	512
[7]	DTE Electric Co.	4.050%	5/15/48	500	602
	DTE Electric Co.	3.950%	3/1/49	500	595
[7]	DTE Electric Co.	3.250%	4/1/51	500	540
[7]	DTE Energy Co.	0.550%	11/1/22	650	649
	DTE Energy Co.	2.250%	11/1/22	455	461
[7]	DTE Energy Co.	2.529%	10/1/24	1,000	1,031
[7]	DTE Energy Co.	1.050%	6/1/25	1,600	1,570
	DTE Energy Co.	2.850%	10/1/26	3,094	3,230
[7]	DTE Energy Co.	3.400%	6/15/29	140	148
	DTE Energy Co.	2.950%	3/1/30	235	243
	Duke Energy Carolinas LLC	2.950%	12/1/26	1,500	1,589
[7]	Duke Energy Carolinas LLC	6.000%	12/1/28	300	370
	Duke Energy Carolinas LLC	2.450%	8/15/29	75	77
	Duke Energy Carolinas LLC	2.450%	2/1/30	400	406
	Duke Energy Carolinas LLC	2.550%	4/15/31	500	512
	Duke Energy Carolinas LLC	6.100%	6/1/37	425	579
	Duke Energy Carolinas LLC	6.000%	1/15/38	325	452
	Duke Energy Carolinas LLC	6.050%	4/15/38	525	727
	Duke Energy Carolinas LLC	5.300%	2/15/40	710	934
	Duke Energy Carolinas LLC	4.250%	12/15/41	1,000	1,177
	Duke Energy Carolinas LLC	4.000%	9/30/42	675	776
	Duke Energy Carolinas LLC	3.875%	3/15/46	500	567
	Duke Energy Carolinas LLC	3.700%	12/1/47	425	474
	Duke Energy Carolinas LLC	3.950%	3/15/48	400	464
	Duke Energy Carolinas LLC	3.200%	8/15/49	750	779
	Duke Energy Carolinas LLC	3.450%	4/15/51	500	549
	Duke Energy Corp.	2.400%	8/15/22	1,000	1,009
	Duke Energy Corp.	3.950%	10/15/23	225	235
	Duke Energy Corp.	3.750%	4/15/24	725	762
	Duke Energy Corp.	0.900%	9/15/25	500	486

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Duke Energy Corp.	2.650%	9/1/26	595	618
	Duke Energy Corp.	2.450%	6/1/30	1,700	1,692
	Duke Energy Corp.	2.550%	6/15/31	625	625
	Duke Energy Corp.	4.800%	12/15/45	700	862
	Duke Energy Corp.	3.750%	9/1/46	1,406	1,506
	Duke Energy Corp.	4.200%	6/15/49	1,200	1,372
	Duke Energy Corp.	3.500%	6/15/51	600	624
	Duke Energy Corp.	3.250%	1/15/82	500	488
	Duke Energy Florida LLC	3.200%	1/15/27	450	480
	Duke Energy Florida LLC	3.800%	7/15/28	425	469
	Duke Energy Florida LLC	2.500%	12/1/29	1,900	1,945
	Duke Energy Florida LLC	1.750%	6/15/30	1,700	1,636
	Duke Energy Florida LLC	2.400%	12/15/31	600	608
	Duke Energy Florida LLC	6.350%	9/15/37	675	966
	Duke Energy Florida LLC	6.400%	6/15/38	800	1,154
	Duke Energy Florida LLC	3.400%	10/1/46	900	947
	Duke Energy Florida LLC	4.200%	7/15/48	425	509
	Duke Energy Florida LLC	3.000%	12/15/51	500	509
[7]	Duke Energy Florida Project Finance LLC	1.731%	9/1/22	70	70
[7]	Duke Energy Florida Project Finance LLC	2.538%	9/1/29	400	412
	Duke Energy Indiana LLC	6.120%	10/15/35	1,175	1,566
[7]	Duke Energy Indiana LLC	4.900%	7/15/43	250	313
	Duke Energy Indiana LLC	3.750%	5/15/46	875	981
	Duke Energy Indiana LLC	2.750%	4/1/50	775	731
	Duke Energy Ohio Inc.	2.125%	6/1/30	200	197
	Duke Energy Ohio Inc.	3.700%	6/15/46	650	714
	Duke Energy Ohio Inc.	4.300%	2/1/49	1,000	1,205
	Duke Energy Progress LLC	3.375%	9/1/23	150	156
	Duke Energy Progress LLC	3.250%	8/15/25	2,051	2,177
	Duke Energy Progress LLC	3.700%	9/1/28	425	467
	Duke Energy Progress LLC	2.000%	8/15/31	500	489
	Duke Energy Progress LLC	6.300%	4/1/38	300	425
	Duke Energy Progress LLC	4.375%	3/30/44	525	632
	Duke Energy Progress LLC	4.150%	12/1/44	100	118
	Duke Energy Progress LLC	4.200%	8/15/45	625	748
	Duke Energy Progress LLC	3.700%	10/15/46	2,100	2,352
	Duke Energy Progress LLC	2.500%	8/15/50	550	512
	Duke Energy Progress LLC	2.900%	8/15/51	550	551
[7]	Duke Energy Progress NC Storm Funding LLC	1.295%	7/1/28	300	298
[7]	Duke Energy Progress NC Storm Funding LLC	2.387%	7/1/37	375	377
[7]	Duke Energy Progress NC Storm Funding LLC	2.799%	7/1/41	300	302
	Eastern Energy Gas Holdings LLC	3.550%	11/1/23	250	260
[7]	Eastern Energy Gas Holdings LLC	2.500%	11/15/24	400	414
	Eastern Energy Gas Holdings LLC	3.600%	12/15/24	167	177
	Edison International	2.950%	3/15/23	750	766
	Edison International	4.950%	4/15/25	900	981
	Edison International	5.750%	6/15/27	100	114
	El Paso Electric Co.	6.000%	5/15/35	175	229
	El Paso Electric Co.	5.000%	12/1/44	250	305
	Emera US Finance LP	4.750%	6/15/46	1,785	2,120
	Enel Americas SA	4.000%	10/25/26	700	748
	Enel Chile SA	4.875%	6/12/28	600	661

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Entergy Arkansas LLC	3.500%	4/1/26	150	161
	Entergy Arkansas LLC	3.350%	6/15/52	800	847
	Entergy Corp.	0.900%	9/15/25	500	485
	Entergy Corp.	2.950%	9/1/26	530	554
	Entergy Corp.	1.900%	6/15/28	500	490
	Entergy Corp.	2.800%	6/15/30	500	507
	Entergy Corp.	2.400%	6/15/31	500	494
	Entergy Corp.	3.750%	6/15/50	1,400	1,518
	Entergy Gulf States Louisiana LLC	5.590%	10/1/24	1,417	1,564
	Entergy Louisiana LLC	0.620%	11/17/23	500	496
	Entergy Louisiana LLC	0.950%	10/1/24	700	694
	Entergy Louisiana LLC	5.400%	11/1/24	238	265
	Entergy Louisiana LLC	2.400%	10/1/26	200	205
	Entergy Louisiana LLC	3.120%	9/1/27	350	370
	Entergy Louisiana LLC	3.250%	4/1/28	300	319
	Entergy Louisiana LLC	3.050%	6/1/31	375	397
	Entergy Louisiana LLC	2.350%	6/15/32	500	498
	Entergy Louisiana LLC	4.000%	3/15/33	725	829
	Entergy Louisiana LLC	3.100%	6/15/41	500	514
	Entergy Louisiana LLC	4.950%	1/15/45	400	430
	Entergy Louisiana LLC	4.200%	9/1/48	1,150	1,377
	Entergy Louisiana LLC	4.200%	4/1/50	500	602
	Entergy Louisiana LLC	2.900%	3/15/51	700	685
	Entergy Mississippi LLC	2.850%	6/1/28	750	785
	Entergy Mississippi LLC	3.850%	6/1/49	250	288
	Entergy Texas Inc.	1.750%	3/15/31	500	470
	Entergy Texas Inc.	3.550%	9/30/49	1,905	2,019
	Essential Utilities Inc.	3.566%	5/1/29	275	296
	Essential Utilities Inc.	2.704%	4/15/30	400	406
	Essential Utilities Inc.	4.276%	5/1/49	435	519
	Essential Utilities Inc.	3.351%	4/15/50	600	623
	Evergy Inc.	2.450%	9/15/24	1,450	1,487
	Evergy Inc.	2.900%	9/15/29	1,450	1,489
	Evergy Kansas Central Inc.	2.550%	7/1/26	575	596
	Evergy Kansas Central Inc.	3.100%	4/1/27	425	448
	Evergy Kansas Central Inc.	4.125%	3/1/42	425	493
	Evergy Kansas Central Inc.	4.100%	4/1/43	325	380
	Evergy Kansas Central Inc.	4.250%	12/1/45	100	119
	Evergy Kansas Central Inc.	3.250%	9/1/49	1,000	1,041
	Evergy Metro Inc.	3.150%	3/15/23	220	225
[7]	Evergy Metro Inc.	2.250%	6/1/30	300	299
	Evergy Metro Inc.	5.300%	10/1/41	480	633
	Evergy Metro Inc.	4.200%	6/15/47	225	268
[7]	Eversource Energy	3.800%	12/1/23	350	367
[7]	Eversource Energy	2.900%	10/1/24	275	285
[7]	Eversource Energy	3.150%	1/15/25	1,475	1,541
[7]	Eversource Energy	0.800%	8/15/25	500	485
[7]	Eversource Energy	3.300%	1/15/28	200	213
[7]	Eversource Energy	4.250%	4/1/29	325	363
[7]	Eversource Energy	1.650%	8/15/30	1,300	1,217
	Eversource Energy	2.550%	3/15/31	500	502
	Eversource Energy	3.450%	1/15/50	500	530
[7]	Exelon Corp.	3.950%	6/15/25	637	682
	Exelon Corp.	3.400%	4/15/26	3,500	3,732
	Exelon Corp.	4.050%	4/15/30	975	1,087

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Exelon Corp.	4.950%	6/15/35	800	959
	Exelon Corp.	5.625%	6/15/35	415	528
	Exelon Corp.	5.100%	6/15/45	180	233
	Exelon Corp.	4.450%	4/15/46	500	603
	Exelon Corp.	4.700%	4/15/50	2,700	3,404
	Exelon Generation Co. LLC	3.250%	6/1/25	1,750	1,838
	Exelon Generation Co. LLC	6.250%	10/1/39	1,100	1,383
	Exelon Generation Co. LLC	5.750%	10/1/41	325	389
	Exelon Generation Co. LLC	5.600%	6/15/42	1,121	1,331
	Florida Power & Light Co.	2.850%	4/1/25	1,984	2,076
	Florida Power & Light Co.	3.125%	12/1/25	500	531
	Florida Power & Light Co.	5.625%	4/1/34	225	302
	Florida Power & Light Co.	4.950%	6/1/35	50	63
	Florida Power & Light Co.	5.650%	2/1/37	425	571
	Florida Power & Light Co.	5.950%	2/1/38	175	245
	Florida Power & Light Co.	5.960%	4/1/39	225	322
	Florida Power & Light Co.	4.125%	2/1/42	1,675	2,001
	Florida Power & Light Co.	4.050%	6/1/42	475	561
	Florida Power & Light Co.	3.800%	12/15/42	375	433
	Florida Power & Light Co.	4.050%	10/1/44	450	537
	Florida Power & Light Co.	3.700%	12/1/47	550	631
	Florida Power & Light Co.	3.950%	3/1/48	800	961
	Florida Power & Light Co.	3.150%	10/1/49	1,190	1,275
	Florida Power & Light Co.	2.875%	12/4/51	2,000	2,040
	Fortis Inc.	3.055%	10/4/26	847	884
[7]	Georgia Power Co.	2.100%	7/30/23	475	484
[7]	Georgia Power Co.	2.200%	9/15/24	395	404
	Georgia Power Co.	3.250%	4/1/26	256	270
	Georgia Power Co.	3.250%	3/30/27	550	582
[7]	Georgia Power Co.	2.650%	9/15/29	250	255
[7]	Georgia Power Co.	4.750%	9/1/40	625	738
	Georgia Power Co.	4.300%	3/15/42	575	658
	Georgia Power Co.	4.300%	3/15/43	250	284
[7]	Georgia Power Co.	3.700%	1/30/50	250	267
[7]	Georgia Power Co.	3.250%	3/15/51	500	504
[7]	Gulf Power Co.	3.300%	5/30/27	250	268
	Iberdrola International BV	6.750%	7/15/36	175	258
	Indiana Michigan Power Co.	3.850%	5/15/28	1,000	1,105
[7]	Indiana Michigan Power Co.	4.550%	3/15/46	1,300	1,603
[7]	Indiana Michigan Power Co.	3.750%	7/1/47	550	609
	Indiana Michigan Power Co.	3.250%	5/1/51	500	519
	Interstate Power & Light Co.	3.250%	12/1/24	1,096	1,150
	Interstate Power & Light Co.	4.100%	9/26/28	450	501
	Interstate Power & Light Co.	3.600%	4/1/29	240	261
	Interstate Power & Light Co.	2.300%	6/1/30	300	298
	Interstate Power & Light Co.	6.250%	7/15/39	250	350
	Interstate Power & Light Co.	3.700%	9/15/46	406	458
	Interstate Power & Light Co.	3.100%	11/30/51	500	505
	IPALCO Enterprises Inc.	4.250%	5/1/30	400	439
	ITC Holdings Corp.	2.700%	11/15/22	400	406
	ITC Holdings Corp.	3.650%	6/15/24	300	315
	ITC Holdings Corp.	3.350%	11/15/27	400	424
	ITC Holdings Corp.	5.300%	7/1/43	900	1,181
[7]	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	149	181
	Kentucky Utilities Co.	5.125%	11/1/40	650	833

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kentucky Utilities Co.	3.300%	6/1/50	500	526
[7]	Louisville Gas & Electric Co.	3.300%	10/1/25	1,758	1,860
	MidAmerican Energy Co.	3.100%	5/1/27	450	480
	MidAmerican Energy Co.	6.750%	12/30/31	725	1,000
[7]	MidAmerican Energy Co.	5.800%	10/15/36	775	1,049
	MidAmerican Energy Co.	4.800%	9/15/43	300	381
	MidAmerican Energy Co.	4.400%	10/15/44	400	491
	MidAmerican Energy Co.	3.650%	8/1/48	575	649
[7]	Mississippi Power Co.	4.250%	3/15/42	375	435
	National Fuel Gas Co.	3.750%	3/1/23	375	383
	National Fuel Gas Co.	5.500%	1/15/26	100	112
	National Fuel Gas Co.	3.950%	9/15/27	275	292
	National Fuel Gas Co.	4.750%	9/1/28	750	827
	National Fuel Gas Co.	2.950%	3/1/31	100	100
	National Grid USA	5.803%	4/1/35	250	311
	National Rural Utilities Cooperative Finance Corp.	2.700%	2/15/23	1,400	1,426
	National Rural Utilities Cooperative Finance Corp.	2.950%	2/7/24	1,600	1,658
[7]	National Rural Utilities Cooperative Finance Corp.	3.250%	11/1/25	475	505
	National Rural Utilities Cooperative Finance Corp.	1.000%	6/15/26	2,342	2,287
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	500	539
	National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/28	250	278
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	1,533	1,682
	National Rural Utilities Cooperative Finance Corp.	2.400%	3/15/30	425	429
[7]	National Rural Utilities Cooperative Finance Corp.	1.650%	6/15/31	500	473
	National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	1,014	1,152
[7]	National Rural Utilities Cooperative Finance Corp.	4.750%	4/30/43	325	332
[7]	National Rural Utilities Cooperative Finance Corp.	5.250%	4/20/46	325	352
	National Rural Utilities Cooperative Finance Corp.	4.400%	11/1/48	800	1,001
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/49	400	499
[7]	Nevada Power Co.	3.700%	5/1/29	500	550
[7]	Nevada Power Co.	2.400%	5/1/30	441	444
[7]	Nevada Power Co.	6.650%	4/1/36	410	588
[7]	Nevada Power Co.	3.125%	8/1/50	300	305
	NextEra Energy Capital Holdings Inc.	0.650%	3/1/23	1,000	998
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	700	760
	NextEra Energy Capital Holdings Inc.	1.900%	6/15/28	1,150	1,141
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	350	377
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	300	309
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	2,500	2,494
[7]	NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	450	480
[7]	NextEra Energy Capital Holdings Inc.	5.650%	5/1/79	300	340
	NiSource Inc.	0.950%	8/15/25	500	487
	NiSource Inc.	3.490%	5/15/27	1,100	1,183

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	NiSource Inc.	2.950%	9/1/29	1,500	1,550
	NiSource Inc.	3.600%	5/1/30	500	540
	NiSource Inc.	1.700%	2/15/31	500	468
	NiSource Inc.	5.950%	6/15/41	382	529
	NiSource Inc.	4.800%	2/15/44	200	245
	NiSource Inc.	5.650%	2/1/45	500	678
	NiSource Inc.	4.375%	5/15/47	1,575	1,874
	NiSource Inc.	3.950%	3/30/48	500	563
	Northern States Power Co.	2.250%	4/1/31	500	504
	Northern States Power Co.	6.250%	6/1/36	325	464
	Northern States Power Co.	6.200%	7/1/37	250	363
	Northern States Power Co.	5.350%	11/1/39	375	513
	Northern States Power Co.	3.400%	8/15/42	410	445
	Northern States Power Co.	4.000%	8/15/45	200	235
	Northern States Power Co.	2.900%	3/1/50	1,890	1,908
	Northern States Power Co.	2.600%	6/1/51	600	578
	Northern States Power Co.	3.200%	4/1/52	500	536
	NorthWestern Corp.	4.176%	11/15/44	250	293
	NSTAR Electric Co.	3.200%	5/15/27	550	588
	NSTAR Electric Co.	3.250%	5/15/29	300	322
	NSTAR Electric Co.	5.500%	3/15/40	540	738
	NSTAR Electric Co.	4.400%	3/1/44	223	273
	Oglethorpe Power Corp.	5.950%	11/1/39	100	134
	Oglethorpe Power Corp.	5.375%	11/1/40	630	805
[7]	Ohio Power Co.	1.625%	1/15/31	500	471
	Ohio Power Co.	4.000%	6/1/49	500	576
	Oklahoma Gas & Electric Co.	3.800%	8/15/28	300	330
	Oklahoma Gas & Electric Co.	3.250%	4/1/30	200	213
	Oklahoma Gas & Electric Co.	4.150%	4/1/47	225	266
	Oklahoma Gas & Electric Co.	3.850%	8/15/47	250	287
	Oncor Electric Delivery Co. LLC	2.750%	6/1/24	400	415
	Oncor Electric Delivery Co. LLC	2.950%	4/1/25	275	287
	Oncor Electric Delivery Co. LLC	0.550%	10/1/25	950	915
	Oncor Electric Delivery Co. LLC	3.700%	11/15/28	150	165
	Oncor Electric Delivery Co. LLC	2.750%	5/15/30	500	521
[11]	Oncor Electric Delivery Co. LLC	2.750%	5/15/30	750	782
	Oncor Electric Delivery Co. LLC	7.250%	1/15/33	1,000	1,455
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	470	624
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	500	620
	Oncor Electric Delivery Co. LLC	5.300%	6/1/42	147	197
	Oncor Electric Delivery Co. LLC	3.750%	4/1/45	200	228
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	250	290
	Oncor Electric Delivery Co. LLC	4.100%	11/15/48	400	486
	Oncor Electric Delivery Co. LLC	3.800%	6/1/49	1,065	1,239
	Oncor Electric Delivery Co. LLC	3.700%	5/15/50	200	230
[11]	Oncor Electric Delivery Co. LLC	2.700%	11/15/51	1,250	1,217
	Oncor Electric Delivery Co. LLC	5.350%	10/1/52	253	371
	ONE Gas Inc.	0.850%	3/11/23	500	499
	ONE Gas Inc.	1.100%	3/11/24	500	496
	ONE Gas Inc.	2.000%	5/15/30	200	195
	ONE Gas Inc.	4.658%	2/1/44	507	628
	Pacific Gas & Electric Co.	1.367%	3/10/23	500	497
	Pacific Gas & Electric Co.	3.250%	6/15/23	500	508
	Pacific Gas & Electric Co.	1.700%	11/15/23	950	949
	Pacific Gas & Electric Co.	3.850%	11/15/23	1,750	1,799

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pacific Gas & Electric Co.	3.450%	7/1/25	500	519
	Pacific Gas & Electric Co.	3.150%	1/1/26	2,300	2,355
	Pacific Gas & Electric Co.	3.300%	12/1/27	2,200	2,237
	Pacific Gas & Electric Co.	3.000%	6/15/28	600	601
	Pacific Gas & Electric Co.	3.750%	7/1/28	1,700	1,769
	Pacific Gas & Electric Co.	4.550%	7/1/30	4,150	4,501
	Pacific Gas & Electric Co.	3.250%	6/1/31	500	502
	Pacific Gas & Electric Co.	4.500%	7/1/40	2,300	2,412
	Pacific Gas & Electric Co.	4.200%	6/1/41	500	508
	Pacific Gas & Electric Co.	4.750%	2/15/44	1,500	1,565
	Pacific Gas & Electric Co.	4.300%	3/15/45	1,075	1,087
	Pacific Gas & Electric Co.	3.950%	12/1/47	1,500	1,460
	Pacific Gas & Electric Co.	4.950%	7/1/50	3,000	3,286
	Pacific Gas & Electric Co.	3.500%	8/1/50	1,500	1,402
	PacifiCorp	3.600%	4/1/24	500	524
	PacifiCorp	3.500%	6/15/29	600	652
	PacifiCorp	2.700%	9/15/30	2,800	2,891
	PacifiCorp	5.250%	6/15/35	475	597
	PacifiCorp	6.100%	8/1/36	525	710
	PacifiCorp	5.750%	4/1/37	410	540
	PacifiCorp	6.250%	10/15/37	625	869
	PacifiCorp	6.350%	7/15/38	250	351
	PacifiCorp	4.125%	1/15/49	1,700	1,963
	PacifiCorp	3.300%	3/15/51	2,250	2,354
	PacifiCorp	2.900%	6/15/52	3,700	3,652
	PECO Energy Co.	3.000%	9/15/49	1,000	1,015
	PECO Energy Co.	2.800%	6/15/50	1,000	982
	PECO Energy Co.	3.050%	3/15/51	500	514
	PECO Energy Co.	2.850%	9/15/51	500	499
[7]	PG&E Energy Recovery Funding LLC	1.460%	7/15/31	300	299
[7]	PG&E Energy Recovery Funding LLC	2.280%	1/15/36	100	99
[7]	PG&E Energy Recovery Funding LLC	2.822%	7/15/46	200	199
	Piedmont Natural Gas Co. Inc.	3.500%	6/1/29	380	407
	Piedmont Natural Gas Co. Inc.	2.500%	3/15/31	500	499
	Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	150	180
	Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	350	372
	Piedmont Natural Gas Co. Inc.	3.350%	6/1/50	300	309
	Pinnacle West Capital Corp.	1.300%	6/15/25	700	689
	Potomac Electric Power Co.	6.500%	11/15/37	400	581
	Potomac Electric Power Co.	4.150%	3/15/43	550	646
	PPL Capital Funding Inc.	3.100%	5/15/26	600	629
	PPL Electric Utilities Corp.	6.250%	5/15/39	300	431
	PPL Electric Utilities Corp.	4.125%	6/15/44	700	822
	PPL Electric Utilities Corp.	4.150%	10/1/45	300	359
	PPL Electric Utilities Corp.	3.950%	6/1/47	350	411
	PPL Electric Utilities Corp.	4.150%	6/15/48	300	364
	Progress Energy Inc.	3.150%	4/1/22	1,500	1,503
	Progress Energy Inc.	7.750%	3/1/31	510	711
	Progress Energy Inc.	7.000%	10/30/31	200	271
	Progress Energy Inc.	6.000%	12/1/39	480	661
	Public Service Co. of Colorado	3.700%	6/15/28	300	330
[7]	Public Service Co. of Colorado	1.900%	1/15/31	300	293
	Public Service Co. of Colorado	1.875%	6/15/31	700	682
	Public Service Co. of Colorado	3.600%	9/15/42	225	248
	Public Service Co. of Colorado	4.300%	3/15/44	700	841

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Public Service Co. of Colorado	4.100%	6/15/48	300	358
[7]	Public Service Co. of Colorado	3.200%	3/1/50	1,300	1,363
[7]	Public Service Co. of Colorado	2.700%	1/15/51	200	195
	Public Service Co. of New Hampshire	3.500%	11/1/23	150	156
	Public Service Co. of New Hampshire	3.600%	7/1/49	250	283
[7]	Public Service Electric & Gas Co.	3.000%	5/15/25	500	522
[7]	Public Service Electric & Gas Co.	0.950%	3/15/26	500	490
[7]	Public Service Electric & Gas Co.	3.000%	5/15/27	250	264
[7]	Public Service Electric & Gas Co.	3.200%	5/15/29	300	323
[7]	Public Service Electric & Gas Co.	2.450%	1/15/30	200	204
[7]	Public Service Electric & Gas Co.	3.950%	5/1/42	1,525	1,768
[7]	Public Service Electric & Gas Co.	3.800%	3/1/46	1,000	1,159
[7]	Public Service Electric & Gas Co.	3.600%	12/1/47	275	309
[7]	Public Service Electric & Gas Co.	3.850%	5/1/49	350	410
[7]	Public Service Electric & Gas Co.	3.150%	1/1/50	750	789
[7]	Public Service Electric & Gas Co.	2.700%	5/1/50	850	824
[7]	Public Service Electric & Gas Co.	2.050%	8/1/50	500	426
[7]	Public Service Electric & Gas Co.	3.000%	3/1/51	500	515
	Public Service Enterprise Group Inc.	2.650%	11/15/22	475	482
	Public Service Enterprise Group Inc.	0.800%	8/15/25	400	389
	Public Service Enterprise Group Inc.	1.600%	8/15/30	750	696
	Puget Energy Inc.	3.650%	5/15/25	300	317
	Puget Energy Inc.	2.379%	6/15/28	85	84
	Puget Energy Inc.	4.100%	6/15/30	400	434
	Puget Sound Energy Inc.	6.274%	3/15/37	450	620
	Puget Sound Energy Inc.	5.757%	10/1/39	495	670
	Puget Sound Energy Inc.	5.638%	4/15/41	390	521
	Puget Sound Energy Inc.	4.300%	5/20/45	1,050	1,255
	Puget Sound Energy Inc.	4.223%	6/15/48	500	598
[7]	San Diego Gas & Electric Co.	3.600%	9/1/23	75	78
	San Diego Gas & Electric Co.	2.500%	5/15/26	350	362
[7]	San Diego Gas & Electric Co.	1.700%	10/1/30	500	480
	San Diego Gas & Electric Co.	6.000%	6/1/39	250	352
	San Diego Gas & Electric Co.	4.500%	8/15/40	505	613
[7]	San Diego Gas & Electric Co.	3.750%	6/1/47	325	362
	San Diego Gas & Electric Co.	4.150%	5/15/48	325	388
[7]	San Diego Gas & Electric Co.	3.320%	4/15/50	800	847
	Sempra Energy	3.250%	6/15/27	1,575	1,665
	Sempra Energy	3.400%	2/1/28	1,650	1,758
	Sempra Energy	3.800%	2/1/38	900	990
	Sempra Energy	6.000%	10/15/39	1,705	2,349
	Sempra Energy	4.000%	2/1/48	400	447
	Sempra Energy	4.125%	4/1/52	950	960
	Sierra Pacific Power Co.	2.600%	5/1/26	600	624
[7]	Southern California Edison Co.	1.845%	2/1/22	25	25
	Southern California Edison Co.	0.700%	4/3/23	500	498
[7]	Southern California Edison Co.	3.400%	6/1/23	475	489
[7]	Southern California Edison Co.	0.700%	8/1/23	500	498
[7]	Southern California Edison Co.	3.500%	10/1/23	300	311
	Southern California Edison Co.	1.100%	4/1/24	500	498
[7]	Southern California Edison Co.	0.975%	8/1/24	500	496
[7]	Southern California Edison Co.	3.700%	8/1/25	700	748
[7]	Southern California Edison Co.	1.200%	2/1/26	500	491
[7]	Southern California Edison Co.	3.650%	3/1/28	1,407	1,519
[7]	Southern California Edison Co.	4.200%	3/1/29	200	223

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southern California Edison Co.	6.650%	4/1/29	850	1,039
	Southern California Edison Co.	2.850%	8/1/29	825	854
	Southern California Edison Co.	2.250%	6/1/30	300	297
[7]	Southern California Edison Co.	2.500%	6/1/31	500	503
[7]	Southern California Edison Co.	5.750%	4/1/35	508	649
[7]	Southern California Edison Co.	5.350%	7/15/35	1,135	1,407
	Southern California Edison Co.	5.625%	2/1/36	500	627
	Southern California Edison Co.	5.500%	3/15/40	400	503
	Southern California Edison Co.	4.500%	9/1/40	505	575
	Southern California Edison Co.	4.050%	3/15/42	1,945	2,105
[7]	Southern California Edison Co.	3.900%	3/15/43	475	506
[7]	Southern California Edison Co.	3.600%	2/1/45	150	153
	Southern California Edison Co.	4.000%	4/1/47	1,920	2,120
[7]	Southern California Edison Co.	4.125%	3/1/48	970	1,090
[7]	Southern California Edison Co.	4.875%	3/1/49	400	491
	Southern California Edison Co.	3.650%	2/1/50	1,300	1,389
[7]	Southern California Edison Co.	2.950%	2/1/51	500	480
[7]	Southern California Edison Co.	3.650%	6/1/51	500	542
	Southern California Gas Co.	3.150%	9/15/24	425	445
[7]	Southern California Gas Co.	2.600%	6/15/26	725	755
[7]	Southern California Gas Co.	2.550%	2/1/30	450	462
	Southern California Gas Co.	3.750%	9/15/42	330	369
[7]	Southern California Gas Co.	4.125%	6/1/48	325	390
[7]	Southern California Gas Co.	4.300%	1/15/49	500	620
[7]	Southern California Gas Co.	3.950%	2/15/50	250	296
	Southern Co.	2.950%	7/1/23	525	538
[7]	Southern Co.	0.600%	2/26/24	500	494
	Southern Co.	3.250%	7/1/26	500	530
[7]	Southern Co.	1.750%	3/15/28	500	487
	Southern Co.	4.250%	7/1/36	575	650
	Southern Co.	4.400%	7/1/46	1,135	1,341
[7]	Southern Co.	4.000%	1/15/51	1,200	1,226
[7]	Southern Co.	3.750%	9/15/51	900	900
	Southern Co. Gas Capital Corp.	2.450%	10/1/23	75	77
	Southern Co. Gas Capital Corp.	3.250%	6/15/26	375	398
[7]	Southern Co. Gas Capital Corp.	1.750%	1/15/31	1,000	940
	Southern Co. Gas Capital Corp.	5.875%	3/15/41	125	171
	Southern Co. Gas Capital Corp.	4.400%	6/1/43	125	143
	Southern Co. Gas Capital Corp.	3.950%	10/1/46	975	1,079
	Southern Co. Gas Capital Corp.	4.400%	5/30/47	500	582
	Southern Power Co.	4.150%	12/1/25	375	408
	Southern Power Co.	5.150%	9/15/41	660	810
	Southern Power Co.	5.250%	7/15/43	500	628
[7]	Southern Power Co.	4.950%	12/15/46	300	367
	Southwest Gas Corp.	3.700%	4/1/28	450	487
	Southwest Gas Corp.	3.800%	9/29/46	250	271
	Southwest Gas Corp.	4.150%	6/1/49	200	227
[7]	Southwestern Electric Power Co.	1.650%	3/15/26	500	497
[7]	Southwestern Electric Power Co.	2.750%	10/1/26	300	311
[7]	Southwestern Electric Power Co.	4.100%	9/15/28	550	609
	Southwestern Electric Power Co.	6.200%	3/15/40	300	420
[7]	Southwestern Electric Power Co.	3.900%	4/1/45	1,000	1,092
[7]	Southwestern Electric Power Co.	3.850%	2/1/48	375	406
	Southwestern Electric Power Co.	3.250%	11/1/51	500	498
	Southwestern Public Service Co.	3.300%	6/15/24	1,100	1,146

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southwestern Public Service Co.	4.500%	8/15/41	850	1,029
	Southwestern Public Service Co.	3.400%	8/15/46	950	1,019
[7]	Southwestern Public Service Co.	4.400%	11/15/48	1,000	1,239
	Southwestern Public Service Co.	3.750%	6/15/49	750	854
[7]	Southwestern Public Service Co.	3.150%	5/1/50	800	836
	Tampa Electric Co.	2.400%	3/15/31	500	506
	Tampa Electric Co.	4.350%	5/15/44	150	180
	Tampa Electric Co.	4.300%	6/15/48	300	369
	Tampa Electric Co.	3.625%	6/15/50	250	282
	Tampa Electric Co.	3.450%	3/15/51	500	550
	Toledo Edison Co.	6.150%	5/15/37	250	345
	Tucson Electric Power Co.	3.050%	3/15/25	200	209
	Tucson Electric Power Co.	4.850%	12/1/48	490	634
	Union Electric Co.	3.500%	4/15/24	990	1,036
	Union Electric Co.	2.950%	6/15/27	300	316
	Union Electric Co.	3.500%	3/15/29	350	380
	Union Electric Co.	2.950%	3/15/30	800	843
	Union Electric Co.	2.150%	3/15/32	500	493
	Union Electric Co.	3.900%	9/15/42	425	483
	Union Electric Co.	3.650%	4/15/45	575	641
	Union Electric Co.	4.000%	4/1/48	1,100	1,301
	Union Electric Co.	3.250%	10/1/49	100	106
	Union Electric Co.	2.625%	3/15/51	800	766
	Veolia Environnement SA	6.750%	6/1/38	125	188
	Virginia Electric & Power Co.	3.450%	2/15/24	250	261
[7]	Virginia Electric & Power Co.	3.100%	5/15/25	500	525
[7]	Virginia Electric & Power Co.	2.950%	11/15/26	300	317
[7]	Virginia Electric & Power Co.	3.500%	3/15/27	1,250	1,351
[7]	Virginia Electric & Power Co.	3.800%	4/1/28	525	575
	Virginia Electric & Power Co.	2.300%	11/15/31	500	504
[7]	Virginia Electric & Power Co.	6.000%	1/15/36	375	512
[7]	Virginia Electric & Power Co.	6.000%	5/15/37	500	687
	Virginia Electric & Power Co.	6.350%	11/30/37	375	537
	Virginia Electric & Power Co.	8.875%	11/15/38	1,200	2,117
	Virginia Electric & Power Co.	4.000%	1/15/43	500	576
	Virginia Electric & Power Co.	4.450%	2/15/44	1,100	1,346
[7]	Virginia Electric & Power Co.	4.200%	5/15/45	877	1,044
[7]	Virginia Electric & Power Co.	4.000%	11/15/46	500	582
[7]	Virginia Electric & Power Co.	3.800%	9/15/47	425	482
	Virginia Electric & Power Co.	4.600%	12/1/48	550	704
	Virginia Electric & Power Co.	3.300%	12/1/49	400	429
	Virginia Electric & Power Co.	2.450%	12/15/50	5,500	5,062
	Virginia Electric & Power Co.	2.950%	11/15/51	500	506
[7]	Washington Gas Light Co.	3.796%	9/15/46	350	399
[7]	Washington Gas Light Co.	3.650%	9/15/49	500	561
	WEC Energy Group Inc.	0.550%	9/15/23	500	496
	WEC Energy Group Inc.	0.800%	3/15/24	500	495
	WEC Energy Group Inc.	1.375%	10/15/27	500	483
	WEC Energy Group Inc.	2.200%	12/15/28	500	500
	WEC Energy Group Inc.	1.800%	10/15/30	1,000	943
	Wisconsin Electric Power Co.	2.050%	12/15/24	300	307
	Wisconsin Electric Power Co.	1.700%	6/15/28	500	491
	Wisconsin Electric Power Co.	5.625%	5/15/33	200	257
	Wisconsin Electric Power Co.	4.300%	10/15/48	250	306
	Wisconsin Power & Light Co.	6.375%	8/15/37	300	421

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wisconsin Power & Light Co.	3.650%	4/1/50	250	285
	Wisconsin Public Service Corp.	3.671%	12/1/42	75	84
	Wisconsin Public Service Corp.	2.850%	12/1/51	500	494
	Xcel Energy Inc.	0.500%	10/15/23	1,200	1,192
	Xcel Energy Inc.	3.300%	6/1/25	100	105
	Xcel Energy Inc.	1.750%	3/15/27	500	496
	Xcel Energy Inc.	4.000%	6/15/28	750	827
	Xcel Energy Inc.	2.600%	12/1/29	540	552
	Xcel Energy Inc.	3.400%	6/1/30	450	484
	Xcel Energy Inc.	2.350%	11/15/31	500	499
	Xcel Energy Inc.	6.500%	7/1/36	610	858
	Xcel Energy Inc.	3.500%	12/1/49	400	430
					525,471
Total Corporate Bonds (Cost $6,093,547)					6,408,503
Sovereign Bonds (1.3%)
	African Development Bank	0.750%	4/3/23	1,500	1,503
	African Development Bank	3.000%	9/20/23	1,600	1,662
	African Development Bank	0.875%	3/23/26	2,500	2,460
[7]	African Development Bank	0.875%	7/22/26	1,600	1,570
	Asian Development Bank	1.625%	1/24/23	1,500	1,518
[7]	Asian Development Bank	2.750%	3/17/23	1,500	1,540
[7]	Asian Development Bank	0.250%	7/14/23	5,000	4,970
[7]	Asian Development Bank	0.250%	10/6/23	6,300	6,251
	Asian Development Bank	2.625%	1/30/24	3,400	3,529
[7]	Asian Development Bank	0.375%	6/11/24	8,000	7,904
[7]	Asian Development Bank	0.625%	10/8/24	3,500	3,467
	Asian Development Bank	1.500%	10/18/24	1,000	1,014
[7]	Asian Development Bank	2.000%	1/22/25	1,027	1,057
[7]	Asian Development Bank	2.125%	3/19/25	700	723
	Asian Development Bank	0.625%	4/29/25	2,000	1,969
[7]	Asian Development Bank	0.375%	9/3/25	6,129	5,955
[7]	Asian Development Bank	0.500%	2/4/26	4,000	3,885
[7]	Asian Development Bank	1.000%	4/14/26	3,000	2,969
[7]	Asian Development Bank	2.000%	4/24/26	400	412
[7]	Asian Development Bank	1.750%	8/14/26	1,841	1,878
[7]	Asian Development Bank	2.625%	1/12/27	800	849
[7]	Asian Development Bank	2.500%	11/2/27	2,985	3,160
[7]	Asian Development Bank	2.750%	1/19/28	1,000	1,077
[7]	Asian Development Bank	1.250%	6/9/28	500	494
[7]	Asian Development Bank	3.125%	9/26/28	1,600	1,768
[7]	Asian Development Bank	1.750%	9/19/29	200	203
[7]	Asian Development Bank	1.875%	1/24/30	1,000	1,027
[7]	Asian Development Bank	0.750%	10/8/30	1,500	1,401
[7]	Asian Development Bank	1.500%	3/4/31	3,000	2,982
	Asian Infrastructure Investment Bank	0.250%	9/29/23	3,600	3,570
	Asian Infrastructure Investment Bank	2.250%	5/16/24	3,800	3,921
	Asian Infrastructure Investment Bank	0.500%	5/28/25	1,000	978
	Asian Infrastructure Investment Bank	0.500%	1/27/26	2,700	2,620
	Canadian Government Bond	1.625%	1/22/25	2,290	2,329
	Canadian Government Bond	0.750%	5/19/26	5,200	5,085
	Corp. Andina de Fomento	4.375%	6/15/22	1,140	1,158
	Corp. Andina de Fomento	2.750%	1/6/23	1,465	1,493
	Corp. Andina de Fomento	2.375%	5/12/23	200	204
	Corp. Andina de Fomento	3.750%	11/23/23	1,250	1,309

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Corp. Andina de Fomento	1.250%	10/26/24	1,900	1,891
	Corp. Andina de Fomento	1.625%	9/23/25	600	599
	Council of Europe Development Bank	2.625%	2/13/23	1,900	1,943
	Council of Europe Development Bank	0.250%	10/20/23	1,500	1,487
	Council of Europe Development Bank	2.500%	2/27/24	50	52
	Council of Europe Development Bank	0.375%	6/10/24	565	558
	Council of Europe Development Bank	1.375%	2/27/25	850	858
	Council of Europe Development Bank	0.875%	9/22/26	1,000	980
	Equinor ASA	2.450%	1/17/23	2,960	3,012
	Equinor ASA	2.650%	1/15/24	3,240	3,344
	Equinor ASA	3.250%	11/10/24	550	580
	Equinor ASA	3.625%	9/10/28	1,200	1,321
	Equinor ASA	3.125%	4/6/30	500	537
	Equinor ASA	2.375%	5/22/30	1,500	1,527
	Equinor ASA	5.100%	8/17/40	2,100	2,753
	Equinor ASA	4.250%	11/23/41	325	392
	Equinor ASA	3.950%	5/15/43	175	204
	Equinor ASA	4.800%	11/8/43	1,015	1,316
	Equinor ASA	3.250%	11/18/49	750	797
	Equinor ASA	3.700%	4/6/50	2,360	2,708
[7]	European Bank for Reconstruction & Development	2.750%	3/7/23	2,400	2,462
[7]	European Bank for Reconstruction & Development	0.250%	7/10/23	3,000	2,982
	European Bank for Reconstruction & Development	1.625%	9/27/24	500	509
[7]	European Bank for Reconstruction & Development	1.500%	2/13/25	100	101
	European Bank for Reconstruction & Development	0.500%	5/19/25	700	685
[7]	European Bank for Reconstruction & Development	0.500%	11/25/25	1,600	1,556
[7]	European Bank for Reconstruction & Development	0.500%	1/28/26	2,000	1,941
	European Investment Bank	2.500%	3/15/23	625	640
	European Investment Bank	1.375%	5/15/23	4,300	4,347
[7]	European Investment Bank	2.875%	8/15/23	3,300	3,416
	European Investment Bank	0.250%	9/15/23	5,500	5,458
[7]	European Investment Bank	3.125%	12/14/23	1,300	1,359
	European Investment Bank	3.250%	1/29/24	3,210	3,373
	European Investment Bank	2.625%	3/15/24	3,660	3,804
	European Investment Bank	2.250%	6/24/24	2,010	2,077
	European Investment Bank	0.375%	7/24/24	3,000	2,959
	European Investment Bank	2.500%	10/15/24	864	900
	European Investment Bank	1.875%	2/10/25	4,413	4,525
	European Investment Bank	1.625%	3/14/25	5,000	5,086
	European Investment Bank	0.625%	7/25/25	3,700	3,633
	European Investment Bank	0.375%	12/15/25	5,500	5,322
	European Investment Bank	0.375%	3/26/26	5,000	4,821
	European Investment Bank	2.125%	4/13/26	1,000	1,037
	European Investment Bank	0.750%	10/26/26	1,950	1,899
	European Investment Bank	2.375%	5/24/27	800	841
	European Investment Bank	0.625%	10/21/27	500	477
	European Investment Bank	1.625%	10/9/29	350	352
	European Investment Bank	0.875%	5/17/30	400	379
	European Investment Bank	0.750%	9/23/30	1,200	1,123

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	European Investment Bank	1.250%	2/14/31	3,000	2,920
	European Investment Bank	4.875%	2/15/36	1,300	1,795
[12]	Export Development Canada	2.500%	1/24/23	60	61
[12]	Export Development Canada	1.375%	2/24/23	2,600	2,624
[12]	Export Development Canada	2.750%	3/15/23	1,200	1,231
[12]	Export Development Canada	2.625%	2/21/24	1,800	1,868
	Export-Import Bank of Korea	3.625%	11/27/23	600	631
	Export-Import Bank of Korea	4.000%	1/14/24	2,100	2,229
	Export-Import Bank of Korea	0.375%	2/9/24	500	494
	Export-Import Bank of Korea	3.250%	11/10/25	300	321
	Export-Import Bank of Korea	0.625%	2/9/26	500	484
	Export-Import Bank of Korea	2.625%	5/26/26	600	630
	Export-Import Bank of Korea	2.375%	4/21/27	1,020	1,058
	Export-Import Bank of Korea	1.250%	9/21/30	1,600	1,522
	Export-Import Bank of Korea	1.375%	2/9/31	500	478
	Export-Import Bank of Korea	2.500%	6/29/41	875	888
[7]	Hydro-Quebec	8.050%	7/7/24	2,665	3,097
	Inter-American Development Bank	2.500%	1/18/23	5,330	5,440
	Inter-American Development Bank	0.500%	5/24/23	3,200	3,196
	Inter-American Development Bank	0.250%	11/15/23	7,200	7,137
	Inter-American Development Bank	2.625%	1/16/24	4,500	4,668
	Inter-American Development Bank	3.000%	2/21/24	3,700	3,872
	Inter-American Development Bank	0.500%	9/23/24	5,500	5,432
	Inter-American Development Bank	2.125%	1/15/25	1,000	1,033
[7]	Inter-American Development Bank	1.750%	3/14/25	500	511
	Inter-American Development Bank	0.875%	4/3/25	1,000	994
	Inter-American Development Bank	7.000%	6/15/25	250	299
	Inter-American Development Bank	0.625%	7/15/25	5,100	5,010
[7]	Inter-American Development Bank	0.875%	4/20/26	4,000	3,936
[7]	Inter-American Development Bank	2.000%	6/2/26	1,915	1,974
	Inter-American Development Bank	2.000%	7/23/26	1,615	1,665
	Inter-American Development Bank	2.375%	7/7/27	800	841
	Inter-American Development Bank	0.625%	9/16/27	3,700	3,534
	Inter-American Development Bank	1.125%	7/20/28	2,000	1,954
	Inter-American Development Bank	3.125%	9/18/28	2,200	2,428
	Inter-American Development Bank	2.250%	6/18/29	1,000	1,050
[7]	Inter-American Development Bank	1.125%	1/13/31	3,500	3,372
[7]	Inter-American Development Bank	3.875%	10/28/41	1,600	2,047
	Inter-American Development Bank	3.200%	8/7/42	550	641
	Inter-American Development Bank	4.375%	1/24/44	450	626
	International Bank for Reconstruction & Development	7.625%	1/19/23	25	27
	International Bank for Reconstruction & Development	0.125%	4/20/23	5,500	5,469
[7]	International Bank for Reconstruction & Development	1.875%	6/19/23	6,000	6,111
	International Bank for Reconstruction & Development	3.000%	9/27/23	9,250	9,615
	International Bank for Reconstruction & Development	0.250%	11/24/23	5,160	5,114
	International Bank for Reconstruction & Development	2.500%	3/19/24	3,600	3,733
[7]	International Bank for Reconstruction & Development	1.500%	8/28/24	1,270	1,289
[7]	International Bank for Reconstruction & Development	2.500%	11/25/24	5,500	5,739

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	International Bank for Reconstruction & Development	1.625%	1/15/25	2,000	2,036
	International Bank for Reconstruction & Development	0.625%	4/22/25	4,500	4,433
	International Bank for Reconstruction & Development	0.375%	7/28/25	5,000	4,866
[7]	International Bank for Reconstruction & Development	2.500%	7/29/25	4,600	4,816
	International Bank for Reconstruction & Development	0.500%	10/28/25	6,000	5,847
[7]	International Bank for Reconstruction & Development	3.125%	11/20/25	2,000	2,147
	International Bank for Reconstruction & Development	0.875%	7/15/26	2,275	2,235
[7]	International Bank for Reconstruction & Development	1.875%	10/27/26	356	365
	International Bank for Reconstruction & Development	0.750%	11/24/27	2,500	2,402
	International Bank for Reconstruction & Development	1.125%	9/13/28	4,625	4,518
[7]	International Bank for Reconstruction & Development	1.750%	10/23/29	1,500	1,523
	International Bank for Reconstruction & Development	0.875%	5/14/30	1,000	948
	International Bank for Reconstruction & Development	0.750%	8/26/30	4,250	3,982
	International Bank for Reconstruction & Development	1.250%	2/10/31	6,000	5,839
	International Bank for Reconstruction & Development	1.625%	11/3/31	8,500	8,504
[7]	International Bank for Reconstruction & Development	4.750%	2/15/35	450	598
[7]	International Finance Corp.	2.875%	7/31/23	2,000	2,069
[7]	International Finance Corp.	1.375%	10/16/24	1,400	1,415
[7]	International Finance Corp.	0.375%	7/16/25	1,000	974
[7]	International Finance Corp.	2.125%	4/7/26	1,505	1,560
	International Finance Corp.	0.750%	8/27/30	800	748
[13]	Japan Bank for International Cooperation	2.500%	6/1/22	700	706
[7,13]	Japan Bank for International Cooperation	1.625%	10/17/22	750	757
[13]	Japan Bank for International Cooperation	1.750%	1/23/23	2,000	2,024
[13]	Japan Bank for International Cooperation	0.625%	5/22/23	4,200	4,198
[13]	Japan Bank for International Cooperation	3.250%	7/20/23	3,225	3,347
[13]	Japan Bank for International Cooperation	0.375%	9/15/23	2,700	2,680
[13]	Japan Bank for International Cooperation	3.375%	10/31/23	1,600	1,674
[7,13]	Japan Bank for International Cooperation	0.500%	4/15/24	700	693
[7,13]	Japan Bank for International Cooperation	2.500%	5/23/24	400	414
[7,13]	Japan Bank for International Cooperation	3.000%	5/29/24	650	681
[7,13]	Japan Bank for International Cooperation	1.750%	10/17/24	600	611
[7,13]	Japan Bank for International Cooperation	2.125%	2/10/25	2,400	2,469
[7,13]	Japan Bank for International Cooperation	2.500%	5/28/25	500	521
[13]	Japan Bank for International Cooperation	0.625%	7/15/25	2,000	1,955
[13]	Japan Bank for International Cooperation	2.875%	6/1/27	1,500	1,600
[13]	Japan Bank for International Cooperation	2.875%	7/21/27	500	534
[13]	Japan Bank for International Cooperation	2.750%	11/16/27	2,200	2,337
[13]	Japan Bank for International Cooperation	3.250%	7/20/28	1,300	1,432
[13]	Japan Bank for International Cooperation	3.500%	10/31/28	1,500	1,680
[13]	Japan Bank for International Cooperation	2.000%	10/17/29	300	306

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[13]	Japan Bank for International Cooperation	1.250%	1/21/31	1,000	960
[13]	Japan Bank for International Cooperation	1.875%	4/15/31	500	505
[13]	Japan International Cooperation Agency	2.750%	4/27/27	700	742
[13]	Japan International Cooperation Agency	3.375%	6/12/28	550	608
[13]	Japan International Cooperation Agency	1.000%	7/22/30	200	189
[13]	Japan International Cooperation Agency	1.750%	4/28/31	500	501
[14]	KFW	2.125%	1/17/23	1,750	1,780
[14]	KFW	1.625%	2/15/23	2,500	2,531
[14]	KFW	0.250%	4/25/23	6,500	6,474
[14]	KFW	0.250%	10/19/23	9,800	9,719
[14]	KFW	2.625%	2/28/24	3,000	3,117
[14]	KFW	0.250%	3/8/24	2,500	2,470
[14]	KFW	1.375%	8/5/24	500	506
[14]	KFW	0.500%	9/20/24	3,600	3,556
[14]	KFW	2.500%	11/20/24	5,750	5,995
[14]	KFW	2.000%	5/2/25	1,250	1,287
[14]	KFW	0.375%	7/18/25	6,000	5,842
[14]	KFW	0.625%	1/22/26	4,000	3,902
[14]	KFW	1.000%	10/1/26	9,000	8,875
[14]	KFW	2.875%	4/3/28	2,300	2,497
[14]	KFW	1.750%	9/14/29	900	915
[14]	KFW	0.750%	9/30/30	2,000	1,870
[14]	KFW	0.000%	4/18/36	600	463
[14]	KFW	0.000%	6/29/37	1,700	1,286
	Korea Development Bank	3.375%	3/12/23	3,200	3,296
	Korea Development Bank	2.750%	3/19/23	600	614
	Korea Development Bank	3.750%	1/22/24	1,500	1,585
	Korea Development Bank	2.125%	10/1/24	400	412
	Korea Development Bank	0.750%	1/25/25	650	641
	Korea Development Bank	1.375%	4/25/27	500	493
	Korea Development Bank	1.625%	1/19/31	1,000	980
	Korea Development Bank	2.000%	10/25/31	500	501
[14]	Landwirtschaftliche Rentenbank	3.125%	11/14/23	1,300	1,356
[14]	Landwirtschaftliche Rentenbank	2.000%	1/13/25	2,500	2,570
[7,14]	Landwirtschaftliche Rentenbank	0.500%	5/27/25	500	489
[14]	Landwirtschaftliche Rentenbank	2.375%	6/10/25	975	1,015
[14]	Landwirtschaftliche Rentenbank	0.875%	3/30/26	2,400	2,360
[7,14]	Landwirtschaftliche Rentenbank	1.750%	7/27/26	825	841
[7,14]	Landwirtschaftliche Rentenbank	2.500%	11/15/27	1,595	1,686
[14]	Landwirtschaftliche Rentenbank	0.875%	9/3/30	1,000	943
	Nordic Investment Bank	0.375%	5/19/23	1,000	997
	Nordic Investment Bank	2.875%	7/19/23	950	982
	Nordic Investment Bank	2.250%	5/21/24	600	619
	Nordic Investment Bank	0.375%	9/20/24	800	788
	Nordic Investment Bank	0.375%	9/11/25	1,500	1,457
[7]	Nordic Investment Bank	0.500%	1/21/26	1,000	972
[7,15]	Oesterreichische Kontrollbank AG	2.875%	3/13/23	1,500	1,540
[15]	Oesterreichische Kontrollbank AG	3.125%	11/7/23	600	626
[15]	Oesterreichische Kontrollbank AG	1.500%	2/12/25	500	506
[15]	Oesterreichische Kontrollbank AG	0.375%	9/17/25	1,500	1,454
[7,15]	Oesterreichische Kontrollbank AG	0.500%	2/2/26	2,200	2,134
[7]	Oriental Republic of Uruguay	4.500%	8/14/24	1,129	1,195
[7]	Oriental Republic of Uruguay	4.375%	10/27/27	975	1,096
[7]	Oriental Republic of Uruguay	4.375%	1/23/31	2,345	2,701
[7]	Oriental Republic of Uruguay	7.625%	3/21/36	485	732

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Oriental Republic of Uruguay	4.125%	11/20/45	1,029	1,219
[7]	Oriental Republic of Uruguay	5.100%	6/18/50	2,815	3,732
[7]	Oriental Republic of Uruguay	4.975%	4/20/55	3,000	3,938
[7,16]	Petroleos Mexicanos	2.290%	2/15/24	50	50
[16]	Petroleos Mexicanos	2.378%	4/15/25	70	69
	Province of Alberta	3.350%	11/1/23	1,700	1,777
	Province of Alberta	2.950%	1/23/24	600	625
	Province of Alberta	1.875%	11/13/24	1,800	1,839
	Province of Alberta	1.000%	5/20/25	830	824
	Province of Alberta	3.300%	3/15/28	1,100	1,205
	Province of Alberta	1.300%	7/22/30	2,566	2,447
[7]	Province of British Columbia	1.750%	9/27/24	600	612
	Province of British Columbia	2.250%	6/2/26	1,707	1,773
	Province of British Columbia	0.900%	7/20/26	1,275	1,249
	Province of British Columbia	1.300%	1/29/31	500	481
[7]	Province of Manitoba	2.600%	4/16/24	1,250	1,297
	Province of Manitoba	3.050%	5/14/24	500	524
	Province of Manitoba	2.125%	6/22/26	850	877
	Province of New Brunswick	3.625%	2/24/28	500	560
	Province of Ontario	1.750%	1/24/23	1,190	1,205
	Province of Ontario	3.400%	10/17/23	3,130	3,274
	Province of Ontario	3.050%	1/29/24	2,000	2,089
	Province of Ontario	3.200%	5/16/24	1,000	1,052
	Province of Ontario	2.500%	4/27/26	1,000	1,046
	Province of Ontario	2.300%	6/15/26	2,000	2,075
	Province of Ontario	2.000%	10/2/29	1,700	1,729
	Province of Ontario	1.125%	10/7/30	2,800	2,647
	Province of Ontario	1.600%	2/25/31	5,000	4,894
	Province of Ontario	1.800%	10/14/31	500	496
	Province of Quebec	2.625%	2/13/23	2,050	2,095
[7]	Province of Quebec	7.125%	2/9/24	3,050	3,436
[7]	Province of Quebec	2.875%	10/16/24	700	735
[7]	Province of Quebec	1.500%	2/11/25	155	157
	Province of Quebec	0.600%	7/23/25	1,500	1,467
	Province of Quebec	2.500%	4/20/26	700	733
	Province of Quebec	2.750%	4/12/27	3,250	3,454
[7]	Province of Quebec	7.500%	9/15/29	1,075	1,503
	Province of Quebec	1.350%	5/28/30	1,200	1,164
	Province of Quebec	1.900%	4/21/31	7,500	7,557
	Republic of Chile	2.250%	10/30/22	225	228
	Republic of Chile	3.125%	3/27/25	200	210
	Republic of Chile	3.125%	1/21/26	710	747
[7]	Republic of Chile	3.240%	2/6/28	2,910	3,066
[7]	Republic of Chile	2.450%	1/31/31	1,700	1,688
[7]	Republic of Chile	2.550%	7/27/33	3,800	3,698
[7]	Republic of Chile	3.100%	5/7/41	2,150	2,107
	Republic of Chile	3.860%	6/21/47	500	554
[7]	Republic of Chile	3.500%	1/25/50	1,915	1,991
[7]	Republic of Chile	3.100%	1/22/61	2,000	1,860
[7]	Republic of Chile	3.250%	9/21/71	1,000	925
	Republic of Hungary	5.375%	2/21/23	2,000	2,101
	Republic of Hungary	5.750%	11/22/23	1,000	1,085
	Republic of Hungary	5.375%	3/25/24	1,600	1,739
	Republic of Hungary	7.625%	3/29/41	1,150	1,882
	Republic of Indonesia	2.950%	1/11/23	350	357

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Republic of Indonesia	4.450%	2/11/24	625	668
[7]	Republic of Indonesia	3.850%	7/18/27	200	219
	Republic of Indonesia	3.500%	1/11/28	1,300	1,402
	Republic of Indonesia	4.100%	4/24/28	1,000	1,115
	Republic of Indonesia	4.750%	2/11/29	1,350	1,571
	Republic of Indonesia	3.400%	9/18/29	200	216
	Republic of Indonesia	2.850%	2/14/30	350	365
	Republic of Indonesia	3.850%	10/15/30	2,100	2,361
	Republic of Indonesia	1.850%	3/12/31	600	585
[7]	Republic of Indonesia	2.150%	7/28/31	1,100	1,093
[7,11]	Republic of Indonesia	4.750%	7/18/47	300	364
	Republic of Indonesia	4.350%	1/11/48	2,075	2,387
	Republic of Indonesia	5.350%	2/11/49	1,500	1,970
	Republic of Indonesia	3.700%	10/30/49	825	874
	Republic of Indonesia	4.200%	10/15/50	2,205	2,528
	Republic of Indonesia	3.050%	3/12/51	850	840
[7]	Republic of Indonesia	3.200%	9/23/61	800	770
	Republic of Indonesia	4.450%	4/15/70	750	889
	Republic of Indonesia	3.350%	3/12/71	500	486
	Republic of Italy	6.875%	9/27/23	2,300	2,526
	Republic of Italy	0.875%	5/6/24	1,500	1,484
	Republic of Italy	2.375%	10/17/24	1,950	1,998
	Republic of Italy	1.250%	2/17/26	2,900	2,826
	Republic of Italy	2.875%	10/17/29	2,000	2,045
	Republic of Italy	5.375%	6/15/33	1,925	2,382
	Republic of Italy	4.000%	10/17/49	1,900	2,095
	Republic of Italy	3.875%	5/6/51	2,500	2,675
	Republic of Korea	2.750%	1/19/27	3,800	4,021
	Republic of Korea	1.000%	9/16/30	1,000	947
	Republic of Korea	1.750%	10/15/31	550	552
	Republic of Korea	4.125%	6/10/44	655	855
	Republic of Korea	3.875%	9/20/48	390	506
[7]	Republic of Panama	4.000%	9/22/24	600	638
[7]	Republic of Panama	3.750%	3/16/25	1,450	1,536
	Republic of Panama	7.125%	1/29/26	358	430
	Republic of Panama	8.875%	9/30/27	368	495
[7]	Republic of Panama	3.875%	3/17/28	1,980	2,139
	Republic of Panama	9.375%	4/1/29	1,070	1,534
[7]	Republic of Panama	3.160%	1/23/30	400	415
[7]	Republic of Panama	2.252%	9/29/32	2,000	1,902
[7]	Republic of Panama	6.700%	1/26/36	1,744	2,335
[7]	Republic of Panama	4.500%	5/15/47	200	221
[7]	Republic of Panama	4.500%	4/16/50	3,310	3,649
[7]	Republic of Panama	4.300%	4/29/53	1,250	1,345
[7]	Republic of Panama	4.500%	4/1/56	2,650	2,919
[7]	Republic of Panama	3.870%	7/23/60	3,200	3,200
[7]	Republic of Peru	2.392%	1/23/26	600	609
	Republic of Peru	4.125%	8/25/27	250	275
	Republic of Peru	2.844%	6/20/30	500	508
[7]	Republic of Peru	2.783%	1/23/31	3,900	3,883
[7]	Republic of Peru	1.862%	12/1/32	900	822
	Republic of Peru	8.750%	11/21/33	2,535	3,943
[7]	Republic of Peru	3.000%	1/15/34	2,100	2,095
[7]	Republic of Peru	6.550%	3/14/37	600	818
[7]	Republic of Peru	3.300%	3/11/41	900	903

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Republic of Peru	5.625%	11/18/50	2,150	3,023
[7]	Republic of Peru	3.550%	3/10/51	500	521
[7]	Republic of Peru	2.780%	12/1/60	1,500	1,319
[7]	Republic of Peru	3.600%	1/15/72	1,300	1,270
[7]	Republic of Peru	3.230%	7/28/21	2,000	1,724
	Republic of Poland	3.000%	3/17/23	3,100	3,185
	Republic of Poland	4.000%	1/22/24	625	662
	Republic of Poland	3.250%	4/6/26	1,150	1,234
	Republic of the Philippines	4.200%	1/21/24	1,400	1,491
	Republic of the Philippines	9.500%	10/21/24	550	676
	Republic of the Philippines	10.625%	3/16/25	425	553
	Republic of the Philippines	5.500%	3/30/26	1,500	1,749
	Republic of the Philippines	3.000%	2/1/28	3,800	4,075
	Republic of the Philippines	3.750%	1/14/29	1,000	1,125
	Republic of the Philippines	9.500%	2/2/30	1,525	2,370
	Republic of the Philippines	2.457%	5/5/30	2,000	2,062
	Republic of the Philippines	7.750%	1/14/31	775	1,128
	Republic of the Philippines	1.648%	6/10/31	673	651
	Republic of the Philippines	1.950%	1/6/32	675	663
	Republic of the Philippines	6.375%	1/15/32	600	803
	Republic of the Philippines	6.375%	10/23/34	3,175	4,417
	Republic of the Philippines	5.000%	1/13/37	400	498
	Republic of the Philippines	3.950%	1/20/40	1,500	1,679
	Republic of the Philippines	3.700%	3/1/41	1,534	1,677
	Republic of the Philippines	3.700%	2/2/42	1,885	2,061
	Republic of the Philippines	2.950%	5/5/45	1,750	1,729
	Republic of the Philippines	2.650%	12/10/45	2,135	2,027
	Republic of the Philippines	3.200%	7/6/46	1,500	1,529
	State of Israel	3.150%	6/30/23	1,100	1,138
	State of Israel	2.875%	3/16/26	1,100	1,164
	State of Israel	3.250%	1/17/28	790	856
	State of Israel	2.500%	1/15/30	200	208
	State of Israel	2.750%	7/3/30	1,550	1,648
	State of Israel	4.500%	1/30/43	1,400	1,793
	State of Israel	4.125%	1/17/48	800	982
	State of Israel	3.375%	1/15/50	2,635	2,854
	State of Israel	3.875%	7/3/50	1,650	1,930
	State of Israel	4.500%	4/3/20	900	1,152
[7]	Svensk Exportkredit AB	2.875%	3/14/23	1,400	1,438
[7]	Svensk Exportkredit AB	0.250%	9/29/23	500	495
	Svensk Exportkredit AB	0.500%	11/10/23	2,000	1,988
[7]	Svensk Exportkredit AB	0.375%	3/11/24	800	791
[7]	Svensk Exportkredit AB	0.375%	7/30/24	800	788
	Svensk Exportkredit AB	0.625%	10/7/24	1,000	989
[7]	Svensk Exportkredit AB	0.625%	5/14/25	2,500	2,455
	Svensk Exportkredit AB	0.500%	8/26/25	2,000	1,950
	United Mexican States	3.600%	1/30/25	3,284	3,486
[7]	United Mexican States	3.900%	4/27/25	1,300	1,393
	United Mexican States	4.125%	1/21/26	2,968	3,259
	United Mexican States	4.150%	3/28/27	3,370	3,725
	United Mexican States	3.750%	1/11/28	1,175	1,264
	United Mexican States	4.500%	4/22/29	1,500	1,671
[7]	United Mexican States	3.250%	4/16/30	5,100	5,243
[7]	United Mexican States	2.659%	5/24/31	2,200	2,145
[7]	United Mexican States	8.300%	8/15/31	1,000	1,456

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	United Mexican States	4.750%	4/27/32	2,500	2,827
[7]	United Mexican States	7.500%	4/8/33	400	559
[7]	United Mexican States	6.750%	9/27/34	200	266
	United Mexican States	6.050%	1/11/40	2,321	2,888
[7]	United Mexican States	4.280%	8/14/41	3,090	3,208
[7]	United Mexican States	4.750%	3/8/44	3,022	3,293
	United Mexican States	5.550%	1/21/45	1,000	1,197
	United Mexican States	4.600%	1/23/46	2,530	2,706
	United Mexican States	4.350%	1/15/47	1,880	1,951
	United Mexican States	4.600%	2/10/48	3,510	3,745
[7]	United Mexican States	4.500%	1/31/50	2,100	2,229
[7]	United Mexican States	5.000%	4/27/51	500	570
[7]	United Mexican States	3.771%	5/24/61	6,400	5,895
[7]	United Mexican States	5.750%	10/12/10	2,914	3,358
Total Sovereign Bonds (Cost $789,443)					807,717
Taxable Municipal Bonds (0.3%)
	Alabama Economic Settlement Authority BP Settlement Revenue	3.163%	9/15/25	155	162
	Alabama Federal AID Highway Finance Authority Special Obligation Revenue	2.650%	9/1/37	325	328
	Alameda County CA Joint Powers Authority Lease Revenue	7.046%	12/1/44	100	165
	American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	6.449%	2/15/44	225	336
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	7.834%	2/15/41	100	165
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	6.053%	2/15/43	50	74
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	5.939%	2/15/47	925	1,403
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	6.270%	2/15/50	160	229
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	8.084%	2/15/50	375	710
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	2.574%	4/1/31	300	309
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.918%	4/1/40	375	560
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.263%	4/1/49	985	1,574
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	7.043%	4/1/50	125	219
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.907%	10/1/50	1,200	2,116
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	3.126%	4/1/55	700	702
	California GO	3.375%	4/1/25	426	457
	California GO	2.650%	4/1/26	250	265
	California GO	1.700%	2/1/28	350	350
	California GO	3.500%	4/1/28	400	442
	California GO	2.500%	10/1/29	590	617
	California GO	1.750%	11/1/30	260	256
	California GO	4.500%	4/1/33	850	986
	California GO	7.500%	4/1/34	2,770	4,239
	California GO	4.600%	4/1/38	1,925	2,216
	California GO	7.550%	4/1/39	4,615	7,702

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	7.300%	10/1/39	1,000	1,569
	California GO	7.350%	11/1/39	725	1,144
	California GO	7.625%	3/1/40	500	828
	California GO	7.600%	11/1/40	2,000	3,448
	California State University Systemwide Revenue	3.899%	11/1/47	250	288
	California State University Systemwide Revenue	2.897%	11/1/51	500	503
	California State University Systemwide Revenue	2.975%	11/1/51	465	474
	California State University Systemwide Revenue	2.719%	11/1/52	500	504
	California State University Systemwide Revenue	2.939%	11/1/52	500	501
	Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.491%	11/1/39	100	137
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue	3.204%	1/15/51	500	544
	Chicago IL GO	7.045%	1/1/29	170	195
	Chicago IL Metropolitan Water Reclamation District GO	5.720%	12/1/38	500	689
	Chicago IL O'Hare International Airport Revenue	6.395%	1/1/40	405	610
	Chicago IL O'Hare International Airport Revenue	4.472%	1/1/49	325	428
	Chicago IL O'Hare International Airport Revenue	4.572%	1/1/54	340	466
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/40	1,545	2,176
	Clark County NV Airport System Revenue	6.820%	7/1/45	325	510
	Commonwealth Financing Authority Pennsylvania Revenue	3.864%	6/1/38	500	566
	Commonwealth Financing Authority Pennsylvania Revenue	4.144%	6/1/38	275	322
	Commonwealth Financing Authority Pennsylvania Revenue	3.807%	6/1/41	400	459
	Connecticut GO	5.090%	10/1/30	575	665
	Connecticut GO	5.850%	3/15/32	610	793
	Cook County IL GO	6.229%	11/15/34	400	543
	Dallas County TX Hospital District Revenue	5.621%	8/15/44	100	140
	Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	300	446
	Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	75	105
	Dallas TX Convention Center Hotel Development Corp Hotel Revenue	7.088%	1/1/42	285	402
[17]	Dallas TX Independent School District GO	6.450%	2/15/35	150	161
	Dallas-Fort Worth TX International Airport Revenue	2.994%	11/1/38	1,875	1,958
	Dallas-Fort Worth TX International Airport Revenue	3.144%	11/1/45	325	344
	Dallas-Fort Worth TX International Airport Revenue	2.843%	11/1/46	450	452
	District of Columbia Income Tax Revenue (Federally Taxable-Build America Bonds)	5.591%	12/1/34	50	63
	District of Columbia Water & Sewer Authority Public Utility Revenue	4.814%	10/1/14	275	413
	East Bay CA Municipal Utility District Water System Revenue	5.874%	6/1/40	315	451

Balanced Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Florida State Board of Administration Finance Corp. Revenue	1.258%	7/1/25	1,300	1,294
Florida State Board of Administration Finance Corp. Revenue	1.705%	7/1/27	850	848
Florida State Board of Administration Finance Corp. Revenue	2.154%	7/1/30	1,000	998
Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	4.094%	1/15/49	510	548
Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	594	904
Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/57	1,367	2,115
Georgia Municipal Electric Power Authority Revenue	7.055%	4/1/57	145	215
Georgia Water & Wastewater Revenue	2.257%	11/1/35	250	250
Golden State Tobacco Securitization Corp. California Revenue	2.746%	6/1/34	425	428
Golden State Tobacco Securitization Corp. California Revenue	3.487%	6/1/36	400	405
Golden State Tobacco Securitization Corp. California Revenue	3.115%	6/1/38	400	403
Golden State Tobacco Securitization Corp. California Revenue	3.714%	6/1/41	400	400
Golden State Tobacco Securitization Corp. California Revenue	3.293%	6/1/42	500	509
Golden State Tobacco Securitization Corp. California Revenue	3.000%	6/1/46	500	512
Golden State Tobacco Securitization Corp. California Revenue	3.850%	6/1/50	500	509
Golden State Tobacco Securitization Corp. California Revenue	4.214%	6/1/50	625	625
Grand Parkway Transportation Corp. Texas System Toll Revenue	5.184%	10/1/42	315	421
Grand Parkway Transportation Corp. Texas System Toll Revenue	3.236%	10/1/52	1,490	1,508
Great Lakes Michigan Water Authority Sewage Disposal System Revenue	3.056%	7/1/39	100	106
Houston TX GO	6.290%	3/1/32	760	959
Houston TX GO	3.961%	3/1/47	355	428
Idaho Energy Resources Authority Transmission Facilities Revenue (Bonneville Cooperation Project No.2)	2.861%	9/1/46	300	304
Illinois GO	4.950%	6/1/23	598	621
Illinois GO	5.100%	6/1/33	7,370	8,519
Illinois GO	6.630%	2/1/35	130	159
Illinois Toll Highway Authority Revenue	6.184%	1/1/34	350	477
Indiana Finance Authority Revenue (Ohio River Bridges East End Crossing Project)	3.051%	1/1/51	375	385
Jobs Ohio Beverage System Statewide Liquor Profits Revenue	3.985%	1/1/29	375	415
Jobs Ohio Beverage System Statewide Liquor Profits Revenue	4.532%	1/1/35	355	430
Jobs Ohio Beverage System Statewide Liquor Profits Revenue	2.833%	1/1/38	325	335
Kansas Department of Transportation Highway Revenue	4.596%	9/1/35	150	183
Kansas Development Finance Authority Revenue	4.927%	4/15/45	200	260

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[18]	Kansas Development Finance Authority Revenue	2.774%	5/1/51	600	596
	Los Angeles CA Community College District GO	1.606%	8/1/28	305	304
	Los Angeles CA Community College District GO	1.806%	8/1/30	500	496
	Los Angeles CA Community College District GO	2.106%	8/1/32	1,450	1,421
	Los Angeles CA Community College District GO	6.750%	8/1/49	325	559
	Los Angeles CA Department of Water & Power Revenue	5.716%	7/1/39	100	141
	Los Angeles CA Department of Water & Power Revenue	6.574%	7/1/45	410	665
	Los Angeles CA Department of Water & Power Revenue	6.603%	7/1/50	500	849
	Los Angeles CA Unified School District GO	5.750%	7/1/34	2,010	2,616
	Los Angeles CA Unified School District GO	6.758%	7/1/34	250	348
	Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.735%	6/1/39	400	527
	Los Angeles County CA Public Works Financing Authority Lease Revenue	7.618%	8/1/40	50	83
	Maryland Health & Higher Educational Facilities Authority Revenue	3.052%	7/1/40	500	520
	Maryland Health & Higher Educational Facilities Authority Revenue	3.197%	7/1/50	500	521
	Maryland Transportation Authority Facilities Projects Revenue	5.888%	7/1/43	100	142
	Massachusetts GO	5.456%	12/1/39	845	1,152
	Massachusetts GO	2.514%	7/1/41	2,175	2,143
	Massachusetts GO	2.813%	9/1/43	300	309
	Massachusetts GO	2.900%	9/1/49	575	599
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.715%	8/15/39	500	691
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	3.395%	10/15/40	335	351
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	2.950%	5/15/43	350	356
	Massachusetts Transportation Fund Revenue	5.731%	6/1/40	50	69
	Massachusetts Water Resources Authority Revenue	2.823%	8/1/41	250	253
	Metropolitan Government of Nashville & Davidson County TN Convention Center Authority Tourism Tax Revenue	6.731%	7/1/43	100	145
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue	7.462%	10/1/46	575	1,013
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	4.280%	10/1/41	575	631
	Miami-Dade County FL Water & Sewer Revenue	3.490%	10/1/42	275	290
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.084%	12/1/34	250	267
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.384%	12/1/40	375	408
	Michigan State Building Authority Revenue Refunding Taxable BDS 2020 II	2.705%	10/15/40	800	777
	Michigan State University Revenue	4.496%	8/15/48	200	230

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Michigan Strategic Fund Limited Obligation Revenue	3.225%	9/1/47	275	277
	Mississippi GO	5.245%	11/1/34	250	316
	Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.229%	5/15/50	405	450
	Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.652%	8/15/57	350	429
[19]	New Jersey Economic Development Authority Revenue (State Pension Funding)	7.425%	2/15/29	1,435	1,804
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.754%	12/15/28	460	538
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	4.081%	6/15/39	475	527
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	6.561%	12/15/40	450	662
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	4.131%	6/15/42	400	448
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	575	926
	New Jersey Turnpike Authority Revenue	7.102%	1/1/41	2,480	3,891
	New York City NY GO	5.517%	10/1/37	475	633
	New York City NY GO	6.271%	12/1/37	325	461
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.750%	6/15/41	100	146
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.724%	6/15/42	300	442
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.952%	6/15/42	100	150
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	6.011%	6/15/42	75	113
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.440%	6/15/43	325	469
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.882%	6/15/44	1,200	1,832
	New York City NY Transitional Finance Authority Future Tax Revenue	5.767%	8/1/36	300	376
	New York City NY Transitional Finance Authority Future Tax Revenue	5.508%	8/1/37	150	197
	New York City NY Transitional Finance Authority Future Tax Revenue	5.572%	11/1/38	625	812
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	5.871%	11/15/39	100	129
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.668%	11/15/39	500	710
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.814%	11/15/40	300	427
	New York Metropolitan Transportation Authority Revenue (Climate Bond Certified)	5.175%	11/15/49	1,225	1,677
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	515	825
	New York State Dormitory Authority Revenue	3.142%	7/1/43	1,355	1,399
	New York State Dormitory Authority Revenue (Personal Income Tax)	2.202%	3/15/34	500	493
	New York State Dormitory Authority Revenue (Personal Income Tax)	3.110%	2/15/39	200	212
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.628%	3/15/39	95	123
	New York State Dormitory Authority Revenue (Personal Income Tax)	3.190%	2/15/43	200	211

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Thruway Authority General Revenue	2.900%	1/1/35	330	344
	New York State Thruway Authority General Revenue	3.500%	1/1/42	200	208
	New York State Urban Development Corp. Revenue (Personal Income Tax)	3.900%	3/15/33	300	330
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.770%	3/15/39	450	554
	North Texas Tollway Authority System Revenue	3.011%	1/1/43	175	179
	North Texas Tollway Authority System Revenue	6.718%	1/1/49	700	1,183
	Ohio State University General Receipts Revenue	4.910%	6/1/40	275	375
	Ohio State University General Receipts Revenue	3.798%	12/1/46	100	120
	Ohio State University General Receipts Revenue	4.800%	6/1/11	615	930
	Ohio Turnpike Commission Revenue	3.216%	2/15/48	300	306
	Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	4.879%	12/1/34	100	118
	Oregon Department of Transportation Highway User Tax Revenue	5.834%	11/15/34	225	307
	Oregon GO	5.762%	6/1/23	189	198
	Oregon GO	5.892%	6/1/27	375	439
[18]	Oregon GO	3.424%	3/1/60	750	780
[20]	Oregon School Boards Association GO	5.528%	6/30/28	125	143
	Pennsylvania State University	2.790%	9/1/43	425	429
	Pennsylvania State University	2.840%	9/1/50	300	298
	Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	375	533
	Philadelphia PA Water & Wastewater Revenue	2.926%	7/1/45	275	277
	Port Authority of New York & New Jersey Revenue	6.040%	12/1/29	125	162
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	200	280
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	800	1,120
	Port Authority of New York & New Jersey Revenue	4.960%	8/1/46	975	1,326
	Port Authority of New York & New Jersey Revenue	5.310%	8/1/46	375	410
	Port Authority of New York & New Jersey Revenue	4.031%	9/1/48	175	213
	Port Authority of New York & New Jersey Revenue	3.139%	2/15/51	1,200	1,193
	Port Authority of New York & New Jersey Revenue	4.926%	10/1/51	135	187
	Port Authority of New York & New Jersey Revenue	3.175%	7/15/60	250	248
	Port Authority of New York & New Jersey Revenue	4.458%	10/1/62	2,280	3,022
	Port Authority of New York & New Jersey Revenue	4.810%	10/15/65	550	755
	Port Authority of New York & New Jersey Revenue	3.287%	8/1/69	400	420
	Port of Morrow OR Transmission Facilities Revenue (Bonneville Cooperation Projects)	2.543%	9/1/40	300	293

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Regional Transportation District of Colorado Sales Tax Revenue	5.844%	11/1/50	150	231
	Riverside County CA Pension Obligation Bonds	3.818%	2/15/38	75	84
	Rutgers State University New Jersey Revenue	5.665%	5/1/40	325	439
	Rutgers State University New Jersey Revenue	3.270%	5/1/43	100	106
	Rutgers State University New Jersey Revenue	3.915%	5/1/19	375	445
	Sales Tax Securitization Corp. Illinois Revenue	3.587%	1/1/43	350	380
	Sales Tax Securitization Corp. Illinois Revenue	3.820%	1/1/48	250	281
	Sales Tax Securitization Corp. Illinois Revenue	4.787%	1/1/48	230	293
	Salt River Projects Arizona Agricultural Improvement & Power District Revenue	4.839%	1/1/41	370	485
	San Antonio TX Electric & Gas Systems Revenue	5.985%	2/1/39	225	317
	San Antonio TX Electric & Gas Systems Revenue	5.808%	2/1/41	490	701
	San Antonio TX Electric & Gas Systems Revenue	4.427%	2/1/42	450	550
	San Antonio TX Electric & Gas Systems Revenue	2.905%	2/1/48	250	252
	San Diego County CA Water Authority Revenue	6.138%	5/1/49	1,000	1,504
	San Francisco CA City & County Public Utilities Commission Water Revenue	2.825%	11/1/41	245	240
	San Francisco CA City & County Public Utilities Commission Water Revenue	6.950%	11/1/50	275	452
	San Jose California Redevelopment Agency Successor Agency Tax Allocation	3.375%	8/1/34	375	394
	Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.876%	4/1/32	645	773
	South Carolina Public Service Authority Revenue	2.388%	12/1/23	135	139
	South Carolina Public Service Authority Revenue	6.454%	1/1/50	475	753
	State Public School Building Authority PA Revenue	5.000%	9/15/27	250	288
	Texas GO	5.517%	4/1/39	1,030	1,449
	Texas GO	3.211%	4/1/44	425	444
	Texas Private Activity Bond Surface Transportation Corp. Revenue (NTE Mobility Partners)	3.922%	12/31/49	775	867
	Texas Transportation Commission GO	2.562%	4/1/42	725	719
	Texas Transportation Commission GO	2.472%	10/1/44	725	709
	Texas Transportation Commission Revenue	5.178%	4/1/30	1,275	1,531
	Texas Transportation Commission Revenue	4.681%	4/1/40	100	129
	Texas Transportation Commission State Highway Revenue	4.000%	10/1/33	325	388
[20]	Tucson City AZ COP	2.856%	7/1/47	300	300
	University of California Regents Medical Center Pooled Revenue	6.548%	5/15/48	2,250	3,482
	University of California Regents Medical Center Pooled Revenue	6.583%	5/15/49	125	193
	University of California Regents Medical Center Pooled Revenue	3.006%	5/15/50	500	514

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of California Regents Medical Center Pooled Revenue	3.256%	5/15/60	660	710
	University of California Revenue	0.883%	5/15/25	225	223
	University of California Revenue	3.063%	7/1/25	400	425
	University of California Revenue	1.316%	5/15/27	925	908
	University of California Revenue	1.614%	5/15/30	525	509
	University of California Revenue	4.601%	5/15/31	500	582
	University of California Revenue	5.946%	5/15/45	275	389
	University of California Revenue	3.071%	5/15/51	500	504
	University of California Revenue	4.858%	5/15/12	1,330	1,956
	University of California Revenue	4.767%	5/15/15	150	215
	University of Michigan	2.437%	4/1/40	275	275
	University of Michigan	2.562%	4/1/50	200	201
	University of Nebraska Student Fee Revenue	3.037%	10/1/49	235	254
	University of Pittsburgh Pennsylvania of the Commonwealth System of Higher Education	3.555%	9/15/19	1,025	1,163
	University of Texas Financing System Revenue	4.794%	8/15/46	300	405
	University of Texas Financing System Revenue	3.354%	8/15/47	200	233
	University of Texas Financing System Revenue	2.439%	8/15/49	225	222
	University of Texas Permanent University Fund Revenue	3.376%	7/1/47	900	1,034
	University of Texas Permanent University Fund Revenue	3.100%	7/1/49	275	285
	University of Virginia Revenue	2.256%	9/1/50	1,075	1,017
	University of Virginia Revenue	4.179%	9/1/17	250	347
	Utah GO	4.554%	7/1/24	75	79
	Utah GO	3.539%	7/1/25	576	602
	Washington GO	5.140%	8/1/40	480	657
[20]	Wisconsin General Fund Annual Appropriation Revenue	5.700%	5/1/26	255	287
	Wisconsin General Fund Annual Appropriation Revenue	3.154%	5/1/27	300	322
	Wisconsin General Fund Annual Appropriation Revenue	3.954%	5/1/36	1,000	1,107
Total Taxable Municipal Bonds (Cost $151,638)					170,352

Balanced Index Fund
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (2.6%)
Money Market Fund (2.6%)
[21,22]	Vanguard Market Liquidity Fund (Cost $1,577,350)	0.090%	15,776,301	1,577,472
Total Investments (100.6%) (Cost $33,447,322)				61,358,094
Other Assets and Liabilities—Net (-0.6%)				(395,989)
Net Assets (100%)				60,962,105
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security value determined using significant unobservable inputs.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $59,906,000.
3	“Other” represents securities that are not classified by the fund’s benchmark index.
4	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
5	Securities with a value of $402,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
6	U.S. government-guaranteed.
7	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
8	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
9	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of December 31, 2021.
10	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
11	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2021, the aggregate value was $98,803,000, representing 0.2% of net assets.
12	Guaranteed by the Government of Canada.
13	Guaranteed by the Government of Japan.
14	Guaranteed by the Federal Republic of Germany.
15	Guaranteed by the Republic of Austria.
16	Guaranteed by the Government of Mexico.
17	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
18	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
19	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
20	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
21	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
22	Collateral of $65,836,000 was received for securities on loan.
12M—12-month.
1YR—1-year.
6M—6-month.
CMT—Constant Maturing Treasury Rate.
COP—Certificate of Participation.
CVR—Contingent Value Rights.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
REIT—Real Estate Investment Trust.
REMICS—Real Estate Mortgage Investment Conduits.
UMBS—Uniform Mortgage-Backed Securities.
USD—U.S. dollar.

Balanced Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	March 2022	7,631	995,607	7,283
E-mini Russell 2000 Index	March 2022	145	16,260	322
E-mini S&P 500 Index	March 2022	406	96,598	(694)
				6,911
See accompanying Notes, which are an integral part of the Financial Statements.

Balanced Index Fund
Statement of Assets and Liabilities
As of December 31, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $31,837,153)	59,748,808
Affiliated Issuers (Cost $1,610,169)	1,609,286
Total Investments in Securities	61,358,094
Investment in Vanguard	1,971
Cash Collateral Pledged—Futures Contracts	16,997
Receivables for Investment Securities Sold	229,706
Receivables for Accrued Income	125,768
Receivables for Capital Shares Issued	34,006
Variation Margin Receivable—Futures Contracts	168
Total Assets	61,766,710
Liabilities
Due to Custodian	47,923
Payables for Investment Securities Purchased	612,012
Collateral for Securities on Loan	65,836
Payables for Capital Shares Redeemed	77,015
Payables to Vanguard	1,819
Total Liabilities	804,605
Net Assets	60,962,105

Balanced Index Fund
Statement of Assets and Liabilities (continued)
At December 31, 2021, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	32,845,865
Total Distributable Earnings (Loss)	28,116,240
Net Assets	60,962,105

Investor Shares—Net Assets
Applicable to 6,475,714 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	317,416
Net Asset Value Per Share—Investor Shares	$49.02

Admiral Shares—Net Assets
Applicable to 970,391,827 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	47,563,856
Net Asset Value Per Share—Admiral Shares	$49.02

Institutional Shares—Net Assets
Applicable to 266,830,626 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	13,080,833
Net Asset Value Per Share—Institutional Shares	$49.02
See accompanying Notes, which are an integral part of the Financial Statements.

Balanced Index Fund
Statement of Operations

Year Ended December 31, 2021
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers[1]	466,922
Dividends—Affiliated Issuers	606
Interest—Unaffiliated Issuers	390,019
Interest—Affiliated Issuers	1,073
Securities Lending—Net	3,908
Total Income	862,528
Expenses
The Vanguard Group—Note B
Investment Advisory Services	3,064
Management and Administrative—Investor Shares	554
Management and Administrative—Admiral Shares	26,483
Management and Administrative—Institutional Shares	6,368
Marketing and Distribution—Investor Shares	20
Marketing and Distribution—Admiral Shares	1,594
Marketing and Distribution—Institutional Shares	345
Custodian Fees	254
Auditing Fees	22
Shareholders’ Reports—Investor Shares	5
Shareholders’ Reports—Admiral Shares	332
Shareholders’ Reports—Institutional Shares	54
Trustees’ Fees and Expenses	19
Total Expenses	39,114
Net Investment Income	823,414
Realized Net Gain (Loss)
Capital Gain Distributions Received—Affiliated Issuers	102
Investment Securities Sold—Unaffiliated Issuers	1,115,873
Investment Securities Sold—Affiliated Issuers	(28)
Futures Contracts	(2,579)
Realized Net Gain (Loss)	1,113,368
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers	5,600,246
Investment Securities—Affiliated Issuers	(1,401)
Futures Contracts	5,516
Change in Unrealized Appreciation (Depreciation)	5,604,361
Net Increase (Decrease) in Net Assets Resulting from Operations	7,541,143
1	Dividends are net of foreign withholding taxes of $89,000.
See accompanying Notes, which are an integral part of the Financial Statements.

Balanced Index Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2021 ($000)	2020 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	823,414	846,874
Realized Net Gain (Loss)	1,113,368	701,847
Change in Unrealized Appreciation (Depreciation)	5,604,361	5,507,432
Net Increase (Decrease) in Net Assets Resulting from Operations	7,541,143	7,056,153
Distributions
Investor Shares	(10,264)	(9,390)
Admiral Shares	(1,478,246)	(1,021,760)
Institutional Shares	(414,045)	(312,065)
Total Distributions	(1,902,555)	(1,343,215)
Capital Share Transactions
Investor Shares	(50,524)	(102,842)
Admiral Shares	3,302,218	1,959,244
Institutional Shares	151,538	(773,352)
Net Increase (Decrease) from Capital Share Transactions	3,403,232	1,083,050
Total Increase (Decrease)	9,041,820	6,795,988
Net Assets
Beginning of Period	51,920,285	45,124,297
End of Period	60,962,105	51,920,285
See accompanying Notes, which are an integral part of the Financial Statements.

Balanced Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$44.34	$39.23	$32.99	$34.72	$31.11
Investment Operations
Net Investment Income[1]	.627	.700	.755	.748	.647
Capital Gain Distributions Received	.000[1,2]	—	—	—	—
Net Realized and Unrealized Gain (Loss) on Investments	5.564	5.537	6.345	(1.753)	3.600
Total from Investment Operations	6.191	6.237	7.100	(1.005)	4.247
Distributions
Dividends from Net Investment Income	(.626)	(.687)	(.794)	(.725)	(.637)
Distributions from Realized Capital Gains	(.885)	(.440)	(.066)	—	—
Total Distributions	(1.511)	(1.127)	(.860)	(.725)	(.637)
Net Asset Value, End of Period	$49.02	$44.34	$39.23	$32.99	$34.72
Total Return[3]	14.09%	16.26%	21.67%	-2.97%	13.75%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$317	$334	$396	$3,014	$3,474
Ratio of Total Expenses to Average Net Assets	0.18%	0.18%	0.18%	0.18%	0.19%
Ratio of Net Investment Income to Average Net Assets	1.33%	1.76%	2.11%	2.15%	1.97%
Portfolio Turnover Rate[4]	35%	60%	37%[5]	44%[5]	37%[5]
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Includes 15%, 12%, 6%, 10%, and 11%, respectively, attributable to mortgage-dollar-roll activity.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.

Balanced Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$44.34	$39.23	$32.99	$34.72	$31.11
Investment Operations
Net Investment Income[1]	.680	.742	.817	.791	.689
Capital Gain Distributions Received	.000[1,2]	—	—	—	—
Net Realized and Unrealized Gain (Loss) on Investments	5.564	5.542	6.319	(1.757)	3.599
Total from Investment Operations	6.244	6.284	7.136	(.966)	4.288
Distributions
Dividends from Net Investment Income	(.679)	(.733)	(.830)	(.764)	(.678)
Distributions from Realized Capital Gains	(.885)	(.441)	(.066)	—	—
Total Distributions	(1.564)	(1.174)	(.896)	(.764)	(.678)
Net Asset Value, End of Period	$49.02	$44.34	$39.23	$32.99	$34.72
Total Return[3]	14.22%	16.40%	21.79%	-2.86%	13.89%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$47,564	$39,901	$33,585	$23,913	$23,556
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	1.44%	1.86%	2.22%	2.26%	2.09%
Portfolio Turnover Rate[4]	35%	60%	37%[5]	44%[5]	37%[5]
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Includes 15%, 12%, 6%, 10%, and 11%, respectively, attributable to mortgage-dollar-roll activity.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.

Balanced Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$44.35	$39.24	$33.00	$34.72	$31.12
Investment Operations
Net Investment Income[1]	.685	.747	.820	.793	.691
Capital Gain Distributions Received	.000[1,2]	—	—	—	—
Net Realized and Unrealized Gain (Loss) on Investments	5.554	5.541	6.320	(1.745)	3.588
Total from Investment Operations	6.239	6.288	7.140	(.952)	4.279
Distributions
Dividends from Net Investment Income	(.684)	(.737)	(.834)	(.768)	(.679)
Distributions from Realized Capital Gains	(.885)	(.441)	(.066)	—	—
Total Distributions	(1.569)	(1.178)	(.900)	(.768)	(.679)
Net Asset Value, End of Period	$49.02	$44.35	$39.24	$33.00	$34.72
Total Return	14.20%	16.41%	21.79%	-2.82%	13.86%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$13,081	$11,685	$11,143	$9,543	$10,075
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.06%	0.06%	0.06%
Ratio of Net Investment Income to Average Net Assets	1.45%	1.87%	2.23%	2.27%	2.10%
Portfolio Turnover Rate[3]	35%	60%	37%[4]	44%[4]	37%[4]
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Includes 15%, 12%, 6%, 10%, and 11%, respectively, attributable to mortgage-dollar-roll activity.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.

Balanced Index Fund
Notes to Financial Statements
Vanguard Balanced Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
Certain of the fund's investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The fund also uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds or stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Balanced Index Fund
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended December 31, 2021, the fund’s average investments in long and short futures contracts represented 2% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
At December 31, 2021, counterparties had deposited in segregated accounts cash of $699,000 in connection with TBA transactions.
4. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.

Balanced Index Fund
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow

Balanced Index Fund
money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2021, the fund had contributed to Vanguard capital in the amount of $1,971,000, representing less than 0.01% of the fund’s net assets and 0.79% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Balanced Index Fund
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of December 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	37,250,339	—	333	37,250,672
Preferred Stocks	147	—	—	147
U.S. Government and Agency Obligations	—	14,588,962	—	14,588,962
Asset-Backed/Commercial Mortgage-Backed Securities	—	554,269	—	554,269
Corporate Bonds	—	6,408,503	—	6,408,503
Sovereign Bonds	—	807,717	—	807,717
Taxable Municipal Bonds	—	170,352	—	170,352
Temporary Cash Investments	1,577,472	—	—	1,577,472
Total	38,827,958	22,529,803	333	61,358,094

Derivative Financial Instruments
Assets
Futures Contracts[1]	7,605	—	—	7,605
Liabilities
Futures Contracts[1]	694	—	—	694
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for distributions in connection with fund share redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	57,465
Total Distributable Earnings (Loss)	(57,465)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; the recognition of unrealized gains from passive foreign investment companies; the deferral of qualified late-year losses; and the

Balanced Index Fund
classification of securities for tax purposes. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	5,011
Undistributed Long-Term Gains	242,474
Capital Loss Carryforwards	—
Qualified Late-Year Losses	(20,921)
Net Unrealized Gains (Losses)	27,889,676
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2021 Amount ($000)	2020 Amount ($000)
Ordinary Income*	923,824	1,057,970
Long-Term Capital Gains	978,731	285,245
Total	1,902,555	1,343,215
*	Includes short-term capital gains, if any.
As of December 31, 2021, gross unrealized appreciation and depreciation for investments, derivatives, and sale commitments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	33,468,418
Gross Unrealized Appreciation	28,537,906
Gross Unrealized Depreciation	(648,230)
Net Unrealized Appreciation (Depreciation)	27,889,676
E.  During the year ended December 31, 2021, the fund purchased $3,262,904,000 of investment securities and sold $3,904,723,000 of investment securities, other than U.S. government securities and U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $18,075,323,000 and $15,380,516,000, respectively.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2021, such purchases were $250,717,000 and sales were $130,659,000, resulting in net realized gain of $26,981,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.

Balanced Index Fund
F.  Capital share transactions for each class of shares were:
	Year Ended December 31,
	2021		2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	21,148	451	32,057	799
Issued in Lieu of Cash Distributions	10,264	215	9,391	238
Redeemed	(81,936)	(1,733)	(144,290)	(3,588)
Net Increase (Decrease)—Investor Shares	(50,524)	(1,067)	(102,842)	(2,551)
Admiral Shares
Issued	7,965,098	169,983	7,512,084	187,887
Issued in Lieu of Cash Distributions	1,350,727	28,295	935,633	23,485
Redeemed	(6,013,607)	(127,765)	(6,488,473)	(167,507)
Net Increase (Decrease)—Admiral Shares	3,302,218	70,513	1,959,244	43,865
Institutional Shares
Issued	1,878,470	40,400	1,362,269	33,415
Issued in Lieu of Cash Distributions	400,891	8,403	303,674	7,647
Redeemed	(2,127,823)	(45,456)	(2,439,295)	(61,549)
Net Increase (Decrease)—Institutional Shares	151,538	3,347	(773,352)	(20,487)
G.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Dec. 31, 2020 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Dec. 31, 2021 Market Value ($000)
Vanguard Market Liquidity Fund	1,548,665	NA1	NA1	(28)	(110)	1,073	33	1,577,472
Vanguard Total Bond Market ETF	33,105	—	—	—	(1,291)	606	69	31,814
Total	1,581,770	—	—	(28)	(1,401)	1,679	102	1,609,286
1	Not applicable—purchases and sales are for temporary cash investment purposes.
H.  Management has determined that no events or transactions occurred subsequent to December 31, 2021, that would require recognition or disclosure in these financial statements.

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Valley Forge Funds and Shareholders of Vanguard Balanced Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments—investments summary of Vanguard Balanced Index Fund (one of the funds constituting Vanguard Valley Forge Funds, referred to hereafter as the "Fund") as of December 31, 2021, the related statement of operations for the year ended December 31, 2021, the statement of changes in net assets for each of the two years in the period ended December 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2021 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2021 and the financial highlights for each of the five years in the period ended December 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021 by correspondence with the custodian, transfer agent and brokers; when replies were not received from the transfer agent or brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 17, 2022
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Special 2021 tax information (unaudited) for Vanguard Balanced Index Fund
This information for the fiscal year ended December 31, 2021, is included pursuant to provisions of the Internal Revenue Code.
The fund distributed $1,036,196,000 as capital gain dividend (20% rate gain distributions) to shareholders during the fiscal year.
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the funds are qualified short-term capital gains.
The fund distributed $439,262,000 of qualified dividend income to shareholders during the fiscal year.
The fund distributed $24,632,000 of qualified business income to shareholders during the fiscal year.
For corporate shareholders, 48.9% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends-received deduction.
The percentage of the ordinary dividends reported by the fund that is treated as a section 163(j) interest dividend and thus is eligible to be treated as interest income for purposes of Section 163(j) and the regulations thereunder is 46.7%.

"Bloomberg®" and Bloomberg U.S. Aggregate Float Adjusted Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL), the administrator of the index (collectively, Bloomberg), and have been licensed for use for certain purposes by The Vanguard Group, Inc. (Vanguard).
The Balanced Index Fund is not sponsored, endorsed, sold or promoted by Bloomberg. Bloomberg does not make any representation or warranty, express or implied, to the owners of or counterparties to the Balanced Index Fund or any member of the public regarding the advisability of investing in securities generally or in the Balanced Index Fund particularly. The only relationship of Bloomberg to Vanguard is the licensing of certain trademarks, trade names and service marks and of the Bloomberg U.S. Aggregate Float Adjusted Index, which is determined, composed and calculated by BISL without regard to Vanguard or the Balanced Index Fund. Bloomberg has no obligation to take the needs of Vanguard or the owners of the Balanced Index Fund into consideration in determining, composing or calculating the Bloomberg U.S. Aggregate Float Adjusted Index. Bloomberg is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Balanced Index Fund to be issued. Bloomberg shall not have any obligation or liability, including, without limitation, to Balanced Index Fund customers, in connection with the administration, marketing or trading of the Balanced Index Fund.
BLOOMBERG DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE BLOOMBERG U.S. AGGREGATE FLOAT ADJUSTED INDEX OR ANY DATA RELATED THERETO AND SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. BLOOMBERG DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF THE BALANCED INDEX FUND OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG U.S. AGGREGATE FLOAT ADJUSTED INDEX OR ANY DATA RELATED THERETO. BLOOMBERG DOES NOT MAKE ANY EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG U.S. AGGREGATE FLOAT ADJUSTED INDEX OR ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, TO THE MAXIMUM EXTENT ALLOWED BY LAW, BLOOMBERG, ITS LICENSORS, AND ITS AND THEIR RESPECTIVE EMPLOYEES, CONTRACTORS, AGENTS, SUPPLIERS, AND VENDORS SHALL HAVE NO LIABILITY OR RESPONSIBILITY WHATSOEVER FOR ANY INJURY OR DAMAGES—WHETHER DIRECT, INDIRECT, CONSEQUENTIAL, INCIDENTAL, PUNITIVE OR OTHERWISE—ARISING IN CONNECTION WITH THE BALANCED INDEX FUND OR BLOOMBERG U.S. AGGREGATE FLOAT ADJUSTED INDEX OR ANY DATA OR VALUES RELATING THERETO—WHETHER ARISING FROM THEIR NEGLIGENCE OR OTHERWISE, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.
© 2022 Bloomberg.
Used with Permission. Source: Bloomberg Index Services Limited. Copyright 2022, Bloomberg. All rights reserved.

The CRSP US Total Market Index (the “Index”) is a product of the Center for Research in Security Prices, LLC (“CRSP”), an affiliate of the University of Chicago (“University”), and has been licensed for use by Vanguard. CRSP® is a trademark of CRSP; and has been licensed by CRSP for use for certain purposes by Vanguard. Vanguard Balanced Index Fund is not sponsored, endorsed, sold or promoted by CRSP or University. Neither CRSP nor University makes any representation or warranty, express or implied, to the owners of Vanguard Balanced Index Fund or any member of the public regarding the advisability of investing in securities generally or in Vanguard Balanced Index Fund particularly or the ability of the Index to track general market performance. The Index is determined, composed, and calculated without regard to Vanguard or Vanguard Balanced Index Fund. Neither CRSP nor the University has any obligation to take the needs of Vanguard or the owners of Vanguard Balanced Index Fund into consideration in determining, composing, or calculating the Index. Neither CRSP nor the University is responsible for and has not participated in the determination of the prices and amount of Vanguard Balanced Index Fund or the timing of the issuance or sale of Vanguard Balanced Index Fund or in the determination or calculation of the equation by which Vanguard Balanced Index Fund is to be converted into cash, surrendered, or redeemed, as the case may be. Neither CRSP nor the University has any obligation or liability in connection with the administration, marketing or trading of Vanguard Balanced Index Fund. There is no assurance that investment products based on the Index will accurately track index performance or provide positive investment returns. Neither CRSP nor the University is an investment advisor. Inclusion of a security within an index is not a recommendation by CRSP or the University to buy, sell, or hold such security, nor is it considered to be investment advice.
NEITHER CRSP NOR THE UNIVERSITY GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR COMPLETENESS OF THE INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. NEITHER CRSP NOR THE UNIVERSITY SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. NEITHER CRSP NOR THE UNIVERSITY MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND CRSP AND THE UNIVERSITY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF VANGUARD BALANCED INDEX FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL CRSP OR THE UNIVERSITY BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO LOSS OF PROFITS, TRADING LOSSES, LOST TIME, OR GOODWILL, EVEN IF IT HAS BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD-PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN CRSP AND VANGUARD, OTHER THAN THE LICENSORS, IF ANY, OF CRSP.

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The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 217 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Member of the board of governors of the Investment Company Institute and the board of governors of FINRA. Trustee and vice chair of The Shipley School.
Independent Trustees
Tara Bunch
Born in 1962. Trustee since November 2021. Principal occupation(s) during the past five years and other experience: head of global operations at Airbnb (2020–present). Vice president of AppleCare (2012–2020). Member of the board of directors of Out & Equal (2002–2006), the advisory board of the University of California, Berkeley School of Engineering (2020–present), and the advisory board of Santa Clara University’s Leavey School of Business (2018–present).
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Member of the board of directors of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, Roberts Wesleyan College, and the Rochester Philharmonic Orchestra. Trustee of the University of Rochester.

1 Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

Amy Gutmann
Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania.
F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services). Director of the V Foundation. Member of the advisory council for the College of Arts and Letters at the University of Notre Dame. Chairman of the board of Saint Anselm College.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: adjunct professor of finance at the University of Notre Dame (2020–present). Chief investment officer (retired 2020) and vice president (retired 2020) of the University of Notre Dame. Assistant professor (retired June 2020) of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Member of the board of Catholic Investment Services, Inc. (investment advisors), the board of superintendence of the Institute for the Works of Religion, and the board of directors of Paxos Trust Company (finance).
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer of Purposeful (advisory firm for CEOs and C-level executives; 2021–present). Board chair (2020), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of the Guardian Life Insurance Company of America. Member of the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, and the NewYork-Presbyterian Hospital.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Member of the board (2018–present) of RIT Capital Partners (investment firm). Member of the investment committee of Partners Health Care System.
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Colin W. Brown Distinguished Professor of the Practice of Law (2021–present), professor (2020–present), Distinguished Fellow of the Global Financial Markets Center (2020–present), and Rubenstein Fellow (2017–2020) at Duke University. Trustee (2017–present) of Amherst College and member of Amherst College Investment Committee (2019–present). Member of the Regenerative Crisis Response Committee (2020–present).
David A. Thomas
Born in 1956. Trustee since July 2021. Principal occupation(s) during the past five years and other experience: president of Morehouse College (2018–present). Professor of business administration, emeritus at Harvard University (2017–2018). Dean (2011–2016) and professor of management (2016–2017) at the Georgetown University McDonough School of Business. Director of DTE Energy Company (2013–present). Trustee of Common Fund (2019–present).

Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Member of the BMW Group Mobility Council.
Executive Officers
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2021–present) and treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
David Cermak
Born in 1960. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2019–present) of each of the investment companies served by Vanguard. Managing director and head (2017–present) of Vanguard Investments Singapore. Managing director and head (2017–2019) of Vanguard Investments Hong Kong. Representative director and head (2014–2017) of Vanguard Investments Japan.
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Special assistant to the President of the United States (2015).
Peter Mahoney
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
John E. Schadl
Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (2019–present) of Vanguard Marketing Corporation.
Vanguard Senior Management Team
Matthew Benchener	Thomas M. Rampulla
Joseph Brennan	Karin A. Risi
Mortimer J. Buckley	Anne E. Robinson
Gregory Davis	Michael Rollings
John James	Nitin Tandon
John T. Marcante	Lauren Valente
Chris D. McIsaac

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All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.
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You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2022 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q020 022022

Annual Report  |  December 31, 2021
Vanguard Managed Allocation Fund

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	For the year ended December 31, 2021, Vanguard Managed Allocation Fund returned 13.77%, outperforming its composite benchmark index. The fund seeks to deliver a targeted inflation-adjusted return through long-term capital appreciation and moderate income.
•	The U.S. economy continued to heal over the 12 months. Vaccination programs started rolling out shortly after the period began, helping some of the hardest-hit sectors such as hospitality, leisure, and travel begin to rebound. U.S. stocks performed strongly even with the spread of new COVID-19 variants, a surge in inflation, and Federal Reserve monetary policy turning less accommodative.
•	Our decision to allot some of the fund’s fixed income allocation to alternatives through Vanguard Market Neutral Fund and Vanguard Alternative Strategies Fund contributed to outperformance, as did an overweight allocation to commodities.
•	Our overweight position in value stocks, particularly small-cap value, added to performance but was more than offset by an underweighting of U.S. equities and an overweighting of international stocks. Our allocation to Vanguard Global Minimum Volatility Fund also detracted.
•	For the 10 years ended December 31, the fund posted an average annual return of 8.14%, meeting its target return but falling short of its benchmark.
Market Barometer
	Average Annual Total Returns Periods Ended December 31, 2021
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	26.45%	26.21%	18.43%
Russell 2000 Index (Small-caps)	14.82	20.02	12.02
Russell 3000 Index (Broad U.S. market)	25.66	25.79	17.97
FTSE All-World ex US Index (International)	8.36	13.66	9.89
Bonds
Bloomberg U.S. Aggregate Bond Index (Broad taxable market)	-1.54%	4.79%	3.57%
Bloomberg Municipal Bond Index (Broad tax-exempt market)	1.52	4.73	4.17
FTSE Three-Month U.S. Treasury Bill Index	0.05	0.95	1.11
CPI
Consumer Price Index	7.04%	3.53%	2.92%
1

Advisor’s Report
Vanguard Managed Allocation Fund returned 13.77% for the year ended December 31, 2021. That beat the 11.84% return of its composite benchmark, the Managed Allocation Composite Index.
The U.S. economy continued to recover as COVID-19 vaccination programs rolled out during the 12 months. More workers returned to the workforce, and the vaccines aided some of the hardest-hit sectors, including leisure, hospitality, and travel.
This environment was attractive for U.S. stocks, which performed strongly despite challenges such as new COVID variants, surging inflation, and less accommodative Federal Reserve monetary policy. The Standard & Poor’s 500 Index returned 28.71% for the 12 months, while the FTSE Global All Cap ex US Index returned 8.84%. Bond yields ended 2021 higher.
Investment environment
Vanguard Managed Allocation Fund seeks to deliver a targeted inflation-adjusted return through long-term capital appreciation and moderate income. We hold a broadly diversified portfolio of equities, fixed income, commodity-linked investments, and alternatives. We invest in several Vanguard funds through an actively managed asset allocation process. Our portfolio reflects our evaluation of expected risks and returns across markets.
We use quantitative analysis and professional judgment to combine complementary asset classes and investments across the risk/reward spectrum. We do not maintain a fixed asset allocation policy for the fund, and the exact proportion of each asset class or investment may be changed to reflect shifts in our risk and return expectations. Although we have flexibility to invest substantially in a single asset class or investment, we generally allocate assets across multiple asset classes and investments.
We believe that markets are generally efficient in the long term, but short-term inefficiencies should allow our prudent, fundamentally driven strategy to achieve superior risk-adjusted results by concentrating on systematic opportunities in and between asset classes and by managing investment risks. We seek returns in line with or better than those achieved by a hypothetical portfolio allocation of 60% equity, 35% fixed income, and 5% commodities.
The fund’s benchmark consists of three asset classes: equities, fixed income, and commodities. As of December 31, 2021, the fund’s allocation was approximately 61% equities, 18% fixed income, and 8% commodities, as well as 13% liquid alternatives. The fund currently invests in 14 Vanguard funds. From time to time, we adjust our investment allocations, depending on market conditions.
Successes and challenges
Our decision to underweight fixed income and overweight alternatives and commodities contributed most to the fund’s outperformance for the 12 months.

2

Global bond markets were held back by concerns about higher inflation and less accommodative monetary policy. The Bloomberg Global Aggregate Bond Index returned –4.71% for the period as bond yields moved higher across much of the developed world.
Our exposure to alternatives benefited from our allocation to Vanguard Market Neutral Fund, which returned more than 23%, and Vanguard Alternative Strategies Fund, which was also in positive territory. The environment for commodities was one of the most attractive in years because of limited supply and increased demand worldwide.
An overweight position in value stocks, particularly small-capitalization value, added to performance but was more than offset by an underweighting of U.S. equities and an overweighting of international stocks. Our allocation to Vanguard Global Minimum Volatility Fund detracted most as investors took on more risk as stock markets recovered and low-volatility stocks fell out of favor relative to higher-volatility ones.
The fund's positioning
We are positioned for an environment of reflation and economic recovery post-COVID, with a tilt toward factors such as commodities as well as value and small-cap stocks.
We do not anticipate robust fixed income returns in the near future, so we remain committed to Vanguard Market Neutral Fund and Vanguard Alternative Strategies Fund, which provide access to returns that are uncorrelated with those of other asset classes.
We continue to monitor conditions and position the portfolio within our risk-controlled framework. The portfolio is positioned for the long term, and we believe our approach will produce strong results over an extended time horizon.
Thank you for entrusting us with your investments.
Portfolio Manager:
Fei Xu, CFA
Head of Alternative
and Multiasset Investments
Vanguard Quantitative Equity Group
January 13, 2022
3

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. The Managed Allocation Fund has no direct expenses, but bears its proportionate share of the costs for the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets. The following examples are intended to help you understand the ongoing cost (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the acquired fund fees and expenses for the Managed Allocation Fund.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
4

Six Months Ended December 31, 2021
Managed Allocation Fund	Beginning Account Value 6/30/2021	Ending Account Value 12/31/2021	Expenses Paid During Period
Based on Actual Fund Return	$1,000.00	$1,035.80	$1.59
Based on Hypothetical 5% Yearly Return	1,000.00	1,023.64	1.58
The calculations are based on acquired fund fees and expenses for the most recent six-month period. The underlying fund's annualized expense figure for that period is 0.31%. The dollar amounts shown as ”Expenses Paid” are equal to the annualized average weighted expense ratio for the underlying funds multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).
5

Managed Allocation Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2011, Through December 31, 2021
Initial Investment of $25,000
		Average Annual Total Returns Periods Ended December 31, 2021
	One Year	Five Years	Ten Years	Final Value of a $25,000 Investment
Managed Allocation Fund	13.77%	8.49%	8.14%	$54,656
Managed Allocation Composite Index	11.84	10.60	8.76	57,873
Dow Jones U.S. Total Stock Market Float Adjusted Index	25.66	17.92	16.24	112,626
Prior to May 21, 2020, Vanguard Managed Allocation Fund was known as Vanguard Managed Payout Fund and included a managed payout feature that made mandated monthly cash distributions. Returns before the merger reflect the performance of the former Managed Payout Growth and Distribution Fund.
Managed Allocation Composite Index: On May 21, 2020, Vanguard Managed Payout Fund was renamed Vanguard Managed Allocation Fund, and the Managed Payout Composite Index was renamed accordingly as the Managed Allocation Composite Index. Weighted 36% CRSP US Total Market Index, 24.5% Bloomberg U.S. Aggregate Float Adjusted Index, 24% FTSE Global All Cap ex US Index, 10.5% Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged), and 5% Bloomberg Commodity Index as of May 1, 2015. In prior periods, the composite was 42% CRSP US Total Market Index, 28% U.S. Aggregate Float Adjusted Index, 18% FTSE Global All Cap ex US Index, 7% Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged), and 5% Bloomberg Commodity Index (Dow Jones-UBS Commodity Index through June 30, 2014) through April 30, 2015; and 35% CRSP US Total Market Index (MSCI US Broad Market Index through May 31, 2013), 12% U.S. Aggregate Float Adjusted Index ,15% FTSE Global All Cap ex US Index (MSCI All Country World ex USA Investable Market Index through May 31, 2013), 3% Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged), 15% Citigroup Three-Month U.S. Treasury Bill Index, 10% Dow Jones-UBS Commodity Index, and 10% REIT Spliced Index through January 31, 2014. International stock benchmark returns are adjusted for withholding taxes.
See Financial Highlights for dividend and capital gains information.
6

Managed Allocation Fund
Underlying Vanguard Funds
As of December 31, 2021
Vanguard Total International Stock Index Fund Investor Shares	24.2%
Vanguard Total Stock Market Index Fund Investor Shares	14.0
Vanguard Total Bond Market II Index Fund Investor Shares	11.5
Vanguard Alternative Strategies Fund Investor Shares	7.9
Vanguard Commodity Strategy Fund AdmiralTM Shares	7.6
Vanguard Small-Cap Value Index Fund Admiral Shares	6.0
Vanguard Market Neutral Fund Investor Shares	5.5
Vanguard Value Index Fund Investor Shares	5.0
Vanguard Total International Bond Index Fund Investor Shares	3.7
Vanguard Dividend Appreciation Index Fund Admiral Shares	3.5
Vanguard High Dividend Yield Index Fund Admiral Shares	3.0
Vanguard Emerging Markets Bond Fund Investor Shares	3.0
Vanguard Global Minimum Volatility Fund Investor Shares	2.6
Vanguard Emerging Markets Stock Index Fund Investor Shares	2.5
The table reflects the fund's investments, except for short-term investments.
7

Managed Allocation Fund
Financial Statements
Schedule of Investments
As of December 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Investment Companies (100.0%)
U.S. Stock Funds (31.5%)
Vanguard Total Stock Market Index Fund Investor Shares	1,618,963	190,277
Vanguard Small-Cap Value Index Fund Admiral Shares	1,066,767	81,938
Vanguard Value Index Fund Investor Shares	1,190,079	68,299
Vanguard Dividend Appreciation Index Fund Admiral Shares	1,026,966	47,857
Vanguard High Dividend Yield Index Fund Admiral Shares	1,215,428	41,081
		429,452
Global Stock Fund (2.6%)
Vanguard Global Minimum Volatility Fund Investor Shares	2,370,298	35,033
International Stock Funds (26.7%)
Vanguard Total International Stock Index Fund Investor Shares	16,125,979	329,776
Vanguard Emerging Markets Stock Index Fund Investor Shares	1,080,435	33,753
		363,529
U.S. Bond Fund (11.5%)
[1] Vanguard Total Bond Market II Index Fund Investor Shares	14,252,769	157,493
International Bond Funds (6.7%)
Vanguard Total International Bond Index Fund Investor Shares	4,620,108	50,960
Vanguard Emerging Markets Bond Fund Investor Shares	3,520,302	40,342
		91,302
Alternative Funds (21.0%)
Vanguard Alternative Strategies Fund Investor Shares	6,464,262	108,406
Vanguard Commodity Strategy Fund Admiral Shares	3,759,795	103,169
Vanguard Market Neutral Fund Investor Shares	6,795,004	74,745
		286,320
Total Investment Companies (Cost $1,020,885)		1,363,129
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 0.090% (Cost $971)	9,707	971
Total Investments (100.0%) (Cost $1,021,856)		1,364,100
Other Assets and Liabilities—Net (0.0%)		(581)
Net Assets (100%)		1,363,519
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.
8

Managed Allocation Fund
Statement of Assets and Liabilities
As of December 31, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $1,021,856)	1,364,100
Receivables for Accrued Income	232
Receivables for Capital Shares Issued	648
Total Assets	1,364,980
Liabilities
Payables for Investment Securities Purchased	232
Payables for Capital Shares Redeemed	1,229
Total Liabilities	1,461
Net Assets	1,363,519
At December 31, 2021, net assets consisted of:

Paid-in Capital	1,010,191
Total Distributable Earnings (Loss)	353,328
Net Assets	1,363,519

Net Assets
Applicable to 74,128,987 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,363,519
Net Asset Value Per Share	$18.39
See accompanying Notes, which are an integral part of the Financial Statements.
9

Managed Allocation Fund
Statement of Operations

Year Ended December 31, 2021
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	49,793
Net Investment Income—Note B	49,793
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	1,241
Affiliated Funds Sold	41,734
Realized Net Gain (Loss)	42,975
Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	79,354
Net Increase (Decrease) in Net Assets Resulting from Operations	172,122
See accompanying Notes, which are an integral part of the Financial Statements.
10

Managed Allocation Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2021 ($000)	2020 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	49,793	23,491
Realized Net Gain (Loss)	42,975	60,523
Change in Unrealized Appreciation (Depreciation)	79,354	(56,962)
Net Increase (Decrease) in Net Assets Resulting from Operations	172,122	27,052
Distributions
Total Distributions	(93,869)	(66,320)
Capital Share Transactions
Issued	194,769	150,614
Issued in Lieu of Cash Distributions	56,654	32,898
Redeemed	(268,983)	(710,431)
Net Increase (Decrease) from Capital Share Transactions	(17,560)	(526,919)
Total Increase (Decrease)	60,693	(566,187)
Net Assets
Beginning of Period	1,302,826	1,869,013
End of Period	1,363,519	1,302,826
See accompanying Notes, which are an integral part of the Financial Statements.
11

Managed Allocation Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2021	2020	2019[1]	2018[1]	2017[1]
Net Asset Value, Beginning of Period	$17.33	$17.00	$15.68	$19.11	$17.54
Investment Operations
Net Investment Income[2]	.687	.265	.431	.395	.358
Capital Gain Distributions Received[2]	.017	.020	.107	.056	.011
Net Realized and Unrealized Gain (Loss) on Investments	1.665	.839	1.877	(1.502)	1.919
Total from Investment Operations	2.369	1.124	2.415	(1.051)	2.288
Distributions
Dividends from Net Investment Income	(.688)	(.235)	(.535)	(.394)	(.394)
Distributions from Realized Capital Gains	(.621)	(.559)	(.354)	(.996)	(.024)
Return of Capital	—	—	(.206)	(.989)	(.300)
Total Distributions	(1.309)	(.794)	(1.095)	(2.379)	(.718)
Net Asset Value, End of Period	$18.39	$17.33	$17.00	$15.68	$19.11
Total Return	13.77%	6.89%	15.64%	-5.67%	13.29%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,364	$1,303	$1,869	$1,760	$2,089
Ratio of Total Expenses to Average Net Assets	—	—	0.02%	0.03%	0.02%
Acquired Fund Fees and Expenses	0.31%	0.28%	0.30%	0.29%	0.32%
Ratio of Net Investment Income to Average Net Assets	3.69%	1.65%	2.57%	2.11%	1.95%
Portfolio Turnover Rate	16%	33%	19%	17%	8%
1	Prepared on a consolidated basis through the fiscal year ended December 31, 2019, to include activity associated with Vanguard MPF Portfolio, which was held by the fund until June 27, 2019.
2	Calculated based on average shares outstanding.
See accompanying Notes, which are an integral part of the Financial Statements.
12

Managed Allocation Fund
Notes to Financial Statements
Vanguard Managed Allocation Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in Vanguard mutual funds and other investments according to an asset allocation strategy designed to provide shareholders with capital appreciation and income from their investments in the fund. Financial Statements and other information about each underlying fund are available on www.vanguard.com.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans
13

Managed Allocation Fund
may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Income and capital gain distributions received are recorded on the ex-dividend date.
Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the period ended December 31, 2021, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At December 31, 2021, 100% of the market value of the fund's investments was determined based on Level 1 inputs.
D.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for distributions in connection with fund share redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	2,245
Total Distributable Earnings (Loss)	(2,245)
14

Managed Allocation Fund
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	895
Undistributed Long-Term Gains	10,801
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	341,632
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2021 Amount ($000)	2020 Amount ($000)
Ordinary Income*	54,549	24,356
Long-Term Capital Gains	39,320	41,964
Total	93,869	66,320
*	Includes short-term capital gains, if any.
As of December 31, 2021, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,022,468
Gross Unrealized Appreciation	363,172
Gross Unrealized Depreciation	(21,540)
Net Unrealized Appreciation (Depreciation)	341,632
E.  Capital shares issued and redeemed were:
	Year Ended December 31,
	2021 Shares (000)	2020 Shares (000)

Issued	10,488	9,192
Issued in Lieu of Cash Distributions	3,091	1,977
Redeemed	(14,607)	(45,943)
Net Increase (Decrease) in Shares Outstanding	(1,028)	(34,774)
15

Managed Allocation Fund
F.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Dec. 31, 2020 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Dec. 31, 2021 Market Value ($000)
Vanguard Alternative Strategies Fund	129,560	9,215	29,036	(5,280)	3,947	1,784	—	108,406
Vanguard Commodity Strategy Fund	100,104	41,591	47,261	7,708	1,027	23,569	—	103,169
Vanguard Dividend Appreciation Index Fund	39,311	7,283	8,082	961	8,384	782	—	47,857
Vanguard Emerging Markets Bond Fund	32,872	11,900	2,157	(12)	(2,261)	1,317	666	40,342
Vanguard Emerging Markets Stock Index Fund	26,040	10,347	1,750	572	(1,456)	782	—	33,753
Vanguard Global Minimum Volatility Fund	32,525	2,192	2,324	344	2,296	1,192	—	35,033
Vanguard High Dividend Yield Index Fund	39,358	1,206	7,779	1,417	6,879	1,208	—	41,081
Vanguard Market Liquidity Fund	8,214	NA1	NA1	—	—	—	—	971
Vanguard Market Neutral Fund	75,602	1,887	17,732	(467)	15,455	117	—	74,745
Vanguard Small-Cap Value Index Fund	64,892	17,972	17,181	2,503	13,752	1,474	—	81,938
Vanguard Total Bond Market II Index Fund	149,786	27,640	14,620	(164)	(5,149)	2,672	245	157,493
Vanguard Total International Bond Index Fund	52,349	8,553	7,000	225	(3,167)	1,504	330	50,960
Vanguard Total International Stock Index Fund	310,391	39,480	37,399	4,552	12,752	9,612	—	329,776
Vanguard Total Stock Market Index Fund	182,717	18,772	53,135	25,287	16,636	2,300	—	190,277
Vanguard Value Index Fund	65,614	2,480	14,142	4,088	10,259	1,480	—	68,299
Total	1,309,335	200,518	259,598	41,734	79,354	49,793	1,241	1,364,100
1	Not applicable—purchases and sales are for temporary cash investment purposes.
16

Managed Allocation Fund
G.  Management has determined that no events or transactions occurred subsequent to December 31, 2021, that would require recognition or disclosure in these financial statements.
17

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Valley Forge Funds and Shareholders of Vanguard Managed Allocation Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Managed Allocation Fund (one of the funds constituting Vanguard Valley Forge Funds, referred to hereafter as the "Fund") as of December 31, 2021, the related statement of operations for the year ended December 31, 2021, the statement of changes in net assets for each of the two years in the period ended December 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2021 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2021 and the financial highlights for each of the five years in the period ended December 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021 by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 17, 2022
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
18

Special 2021 tax information (unaudited) for Vanguard Managed Allocation Fund
This information for the fiscal year ended December 31, 2021, is included pursuant to provisions of the Internal Revenue Code.
The fund distributed $40,198,000 as capital gain dividend (20% rate gain distributions) to shareholders during the fiscal year.
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the funds are qualified short-term capital gains.
The fund distributed $15,311,000 of qualified dividend income to shareholders during the fiscal year.
For corporate shareholders, 14.0% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends-received deduction.
The fund designates to shareholders foreign source income of $10,542,000 and foreign taxes paid of $661,000. Shareholders will receive more detailed information with their Form 1099-DIV in January 2022 to determine the calendar-year amounts to be included on their 2021 tax returns.
19

"Bloomberg®," Bloomberg U.S. Aggregate Index, Bloomberg U.S. Aggregate Float Adjusted Index, and Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged) are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL), the administrator of the index (collectively, Bloomberg), and have been licensed for use for certain purposes by The Vanguard Group, Inc. (Vanguard).
The Managed Allocation Fund is not sponsored, endorsed, sold or promoted by Bloomberg. Bloomberg does not make any representation or warranty, express or implied, to the owners of or counterparties to the Managed Allocation Fund or any member of the public regarding the advisability of investing in securities generally or in the Managed Allocation Fund particularly. The only relationship of Bloomberg to Vanguard is the licensing of certain trademarks, trade names and service marks and of the Bloomberg U.S. Aggregate Index, Bloomberg U.S. Aggregate Float Adjusted Index, and Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged) (the Indices), which are determined, composed and calculated by BISL without regard to Vanguard or the Managed Allocation Fund. Bloomberg has no obligation to take the needs of Vanguard or the owners of the Managed Allocation Fund into consideration in determining, composing or calculating the Indices. Bloomberg is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Managed Allocation Fund to be issued. Bloomberg shall not have any obligation or liability, including, without limitation, to Managed Allocation Fund customers, in connection with the administration, marketing or trading of the Managed Allocation Fund.
BLOOMBERG DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDICES OR ANY DATA RELATED THERETO AND SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. BLOOMBERG DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF THE MANAGED ALLOCATION FUND OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDICES OR ANY DATA RELATED THERETO. BLOOMBERG DOES NOT MAKE ANY EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDICES OR ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, TO THE MAXIMUM EXTENT ALLOWED BY LAW, BLOOMBERG, ITS LICENSORS, AND ITS AND THEIR RESPECTIVE EMPLOYEES, CONTRACTORS, AGENTS, SUPPLIERS, AND VENDORS SHALL HAVE NO LIABILITY OR RESPONSIBILITY WHATSOEVER FOR ANY INJURY OR DAMAGES—WHETHER DIRECT, INDIRECT, CONSEQUENTIAL, INCIDENTAL, PUNITIVE OR OTHERWISE—ARISING IN CONNECTION WITH THE MANAGED ALLOCATION FUND OR THE INDICES OR ANY DATA OR VALUES RELATING THERETO—WHETHER ARISING FROM THEIR NEGLIGENCE OR OTHERWISE, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.
© 2022 Bloomberg.
Used with Permission. Source: Bloomberg Index Services Limited. Copyright 2022, Bloomberg. All rights reserved.
20

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The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 217 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Member of the board of governors of the Investment Company Institute and the board of governors of FINRA. Trustee and vice chair of The Shipley School.
Independent Trustees
Tara Bunch
Born in 1962. Trustee since November 2021. Principal occupation(s) during the past five years and other experience: head of global operations at Airbnb (2020–present). Vice president of AppleCare (2012–2020). Member of the board of directors of Out & Equal (2002–2006), the advisory board of the University of California, Berkeley School of Engineering (2020–present), and the advisory board of Santa Clara University’s Leavey School of Business (2018–present).
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Member of the board of directors of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, Roberts Wesleyan College, and the Rochester Philharmonic Orchestra. Trustee of the University of Rochester.

1 Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

Amy Gutmann
Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania.
F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services). Director of the V Foundation. Member of the advisory council for the College of Arts and Letters at the University of Notre Dame. Chairman of the board of Saint Anselm College.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: adjunct professor of finance at the University of Notre Dame (2020–present). Chief investment officer (retired 2020) and vice president (retired 2020) of the University of Notre Dame. Assistant professor (retired June 2020) of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Member of the board of Catholic Investment Services, Inc. (investment advisors), the board of superintendence of the Institute for the Works of Religion, and the board of directors of Paxos Trust Company (finance).
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer of Purposeful (advisory firm for CEOs and C-level executives; 2021–present). Board chair (2020), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of the Guardian Life Insurance Company of America. Member of the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, and the NewYork-Presbyterian Hospital.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Member of the board (2018–present) of RIT Capital Partners (investment firm). Member of the investment committee of Partners Health Care System.
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Colin W. Brown Distinguished Professor of the Practice of Law (2021–present), professor (2020–present), Distinguished Fellow of the Global Financial Markets Center (2020–present), and Rubenstein Fellow (2017–2020) at Duke University. Trustee (2017–present) of Amherst College and member of Amherst College Investment Committee (2019–present). Member of the Regenerative Crisis Response Committee (2020–present).
David A. Thomas
Born in 1956. Trustee since July 2021. Principal occupation(s) during the past five years and other experience: president of Morehouse College (2018–present). Professor of business administration, emeritus at Harvard University (2017–2018). Dean (2011–2016) and professor of management (2016–2017) at the Georgetown University McDonough School of Business. Director of DTE Energy Company (2013–present). Trustee of Common Fund (2019–present).

Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Member of the BMW Group Mobility Council.
Executive Officers
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2021–present) and treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
David Cermak
Born in 1960. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2019–present) of each of the investment companies served by Vanguard. Managing director and head (2017–present) of Vanguard Investments Singapore. Managing director and head (2017–2019) of Vanguard Investments Hong Kong. Representative director and head (2014–2017) of Vanguard Investments Japan.
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Special assistant to the President of the United States (2015).
Peter Mahoney
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
John E. Schadl
Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (2019–present) of Vanguard Marketing Corporation.
Vanguard Senior Management Team
Matthew Benchener	Thomas M. Rampulla
Joseph Brennan	Karin A. Risi
Mortimer J. Buckley	Anne E. Robinson
Gregory Davis	Michael Rollings
John James	Nitin Tandon
John T. Marcante	Lauren Valente
Chris D. McIsaac

Connect with Vanguard®>vanguard.com
Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing > 800-749-7273
This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
CFA® is a registered trademark owned by CFA Institute.
© 2022 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q14970 022022

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

(a)        Audit Fees.

Audit Fees of the Registrant.

Fiscal Year Ended December 31, 2021: $22,000
Fiscal Year Ended December 31, 2020: $21,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended December 31, 2021: $11,244,694
Fiscal Year Ended December 31, 2020: $10,761,407

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(b)        Audit-Related Fees.

Fiscal Year Ended December 31, 2021: $2,955,181
Fiscal Year Ended December 31, 2020: $2,915,863

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c)        Tax Fees.

Fiscal Year Ended December 31, 2021: $2,047,574
Fiscal Year Ended December 31, 2020: $247,168

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d)        All Other Fees.

Fiscal Year Ended December 31, 2021: $280,000
Fiscal Year Ended December 31, 2020: $115,000

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e)       (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider, and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)         For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)        Aggregate Non-Audit Fees.

Fiscal Year Ended December 31, 2021: $2,327,574
Fiscal Year Ended December 31, 2020: $362,168

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h)        For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Code of Ethics filed herewith.

(a)(2)	Certifications filed herewith.

(b)	Certifications field herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Vanguard Valley Forge Funds

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY CHIEF EXECUTIVE OFFICER

Date: February 18, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Vanguard Valley Forge Funds

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY CHIEF EXECUTIVE OFFICER

Date: February 18, 2022

Vanguard Valley Forge Funds

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN CHIEF FINANCIAL OFFICER

Date: February 18, 2022

* By:	/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on November 29, 2021 (see File Number 33-64845), a Power of Attorney filed on October 12, 2021 (see File Number 33-23444), and a Power of Attorney filed on August 26, 2021 (see file Number 811-02652), Incorporated by Reference.